================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                   FORM N-CSR

                                   ----------

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES
                  Investment Company Act file number 811-03738

                            AIG Retirement Company I
              ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                      2929 Allen Parkway, Houston, TX 77019
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Evelyn M. Curran
                              Senior Vice President
                   The Variable Annuity Life Insurance Company
                               2929 Allen Parkway
                                Houston, TX 77019
                   -------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 831-6425

Date of fiscal year end: May 31
Date of reporting period: May 31, 2008

================================================================================

Item 1. Reports to Stockholders

AIG Retirement Company I, Annual Report at May 31, 2008.

                                     [LOGO]

                               AIG/R/ Retirement


    AIG Retirement Company I

    Annual Report, May 31, 2008

    SAVING : INVESTING : PLANNING

AIG Retirement Company I
ANNUAL REPORT MAY 31, 2008
--------------------------------------------------------------------------------

TABLE OF CONTENTS



President's Letter.........................................................
                                                                              1

Expense Example............................................................
                                                                              2

Portfolio of Investments:

   Asset Allocation Fund...................................................   4
   Blue Chip Growth Fund...................................................  22
   Broad Cap Value Income Fund.............................................  26
   Capital Conservation Fund...............................................  29
   Core Equity Fund........................................................  42
   Core Value Fund.........................................................  46
   Foreign Value Fund......................................................  51
   Global Equity Fund......................................................  54
   Global Social Awareness Fund............................................  58
   Global Strategy Fund....................................................  67
   Government Securities Fund..............................................  74
   Growth Fund.............................................................  77
   Growth & Income Fund....................................................  83
   Health Sciences Fund....................................................  86
   Inflation Protected Fund................................................  95
   International Equities Fund.............................................  98
   International Government Bond Fund...................................... 111
   International Growth I Fund............................................. 118
   Large Cap Core Fund..................................................... 123
   Large Capital Growth Fund............................................... 126
   Mid Cap Index Fund...................................................... 130
   Mid Cap Strategic Growth Fund........................................... 139
   Money Market I Fund..................................................... 142
   Nasdaq-100(R) Index Fund................................................ 145
   Real Estate Fund........................................................ 149
   Science & Technology Fund............................................... 152
   Small Cap Aggressive Growth Fund........................................ 156
   Small Cap Fund.......................................................... 159
   Small Cap Index Fund.................................................... 169
   Small Cap Special Values Fund........................................... 192
   Small-Mid Growth Fund................................................... 198
   Stock Index Fund........................................................ 202
   Value Fund.............................................................. 212

Statements of Assets and Liabilities.......................................
                                                                            214

Statements of Operations...................................................
                                                                            218

Statements of Changes in Net Assets........................................
                                                                            222

Notes to Financial Statements..............................................
                                                                            230

Financial Highlights.......................................................
                                                                            249

Report of Independent Registered Public Accounting Firm....................
                                                                            267

Approval of Advisory Agreements............................................
                                                                            268

Director and Officer Information...........................................
                                                                            270

Shareholder Tax Information................................................
                                                                            272

Comparisons: Funds Vs. Indexes.............................................
                                                                            273

Supplement to Prospectus...................................................
                                                                            308

AIG Retirement Company I
PRESIDENT'S LETTER
--------------------------------------------------------------------------------

Dear Valued Investor:

We are pleased to provide you with the Annual Report for AIG Retirement Company
I. The report contains the investment portfolio information and the financial statements of AIG Retirement Company I for the twelve-month period ending May 31, 2008.

Since the beginning of last October, global stock markets have been in a downward spiral and extremely volatile. Consumers have lost confidence in their ability to spend, which accounts for about two-thirds of economic growth in the United States. Citing the ongoing housing slump, worsening credit problems and deterioration in the job market, Federal Chairman Bernacke told the House Financial Committee toward the end of February that "the economic situation has become distinctly less favorable."

The Federal Reserve has responded aggressively to the severe credit crunch and emerging evidence of economic weakness by lowering short-term interest rates by 325 basis points over the last year, loosening the conditions under which it will provide liquidity to commercial banks, opening credit facilities to investment banks and helping to orchestrate the sale of Bear Stearns to JPMorgan Chase which included a $30 billion federal guarantee of Bear Stearns' illiquid mortgage-backed securities. However, the availability of credit to finance new economic activity remains tight as financial institutions continue to take significant write-downs in their balance sheets. As to consumer spending, high energy and food prices combined with the housing slump have been a shock to real disposable personal income. All of these factors combined have resulted in a declining market starting last October, impacting all the major indices. The S&P 500(R) Index total return for the twelve-month period was negative 6.7%.

We believe that diversification is an important strategy in all markets, but is especially well suited during times of volatility. Spreading your investments between different asset classes (e.g., large and small capitalization stocks, bonds, money markets and international investments) and different investment styles (e.g., growth and value) is the best long-term strategy to manage risk. With this in mind, we are committed to continually monitor the investment expertise represented in AIG Retirement Company I and to supply you with the appropriate choices to meet your asset allocation objectives.

Additionally, once you have a plan in place based on your individual retirement goals -- stick with it. A common mistake of investors is to buy high when enthusiasm is soaring and to sell low when fear sets in. Select a portfolio that is appropriate for your needs and adjust it only as your needs change or rebalance as necessary due to market conditions. We recommend that you contact your financial advisor to make certain that your current portfolio allocation is appropriate for you.

Thank you for your continued confidence in our ability to help you meet your investment goals.

                                          Sincerely,

                                           LOGO
                                          Evelyn M. Curran, President
                                          AIG Retirement Company I

AIG Retirement Company I
EXPENSE EXAMPLE -- May 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

Disclosure of Fund Expenses in Shareholder Reports

 As a shareholder of a Fund in AIG Retirement Company I ("ARC I"), you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at December 1, 2007 and held until May 31, 2008. Shares of ARC I are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies ("Variable Contracts") and qualified retirement plans (the "Plans") offered by The Variable Annuity Life Insurance Company ("VALIC"), the investment adviser to ARC I, and other life insurance companies affiliated with VALIC. The fees and expenses associated with the Variable Contracts and Plans are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your Variable Contract prospectus or plan document for more details on the fees associated with the Variable Contract or Plans.

Actual Expenses

 The "Actual" section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended May 31, 2008" to estimate the expenses you paid on your account during this period. The "Expenses Paid During the Six Months Ended May 31, 2008" column and the "Expense Ratio as of May 31, 2008" column do not include fees and expenses that may be charged by the Variable Contracts or Plans, in which the Funds are offered. Had these fees and expenses been included, the "Expenses Paid During the Six Months Ended May 31, 2008" column would have been higher and the "Ending Account Value" column would have been lower.

Hypothetical Example for Comparison Purposes

 The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The "Expenses Paid During the Six Months Ended May 31, 2008" column and the "Expense Ratio as of May 31, 2008" column do not include fees and expenses that may be charged by the Variable Contracts or Plans, in which the Funds are offered. Had these fees and expenses been included, the "Expenses Paid During the Six Months Ended May 31, 2008" column would have been higher and the "Ending Account Value" column would have been lower.

 Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts or Plans. Please refer to your Variable Contract prospectus or Plan document for more information. Therefore, the "hypothetical" example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

AIG Retirement Company I
EXPENSE EXAMPLE -- May 31, 2008 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                                 Actual                                    Hypothetical
                               ------------------------------------------- ---------------------------------------------
                                                                                             Ending
                                                                                          Account Value
                                                 Ending                                      Using a
                                              Account Value Expenses Paid                 Hypothetical   Expenses Paid   Expense
                                 Beginning    Using Actual  During the Six   Beginning     5% Assumed      During the     Ratio
                               Account Value    Return at    Months Ended  Account Value    Return at   Six Months Ended  as of
                               at December 1,    May 31,       May 31,     at December 1,    May 31,        May 31,      May 31,
Fund                                2007          2008          2008*           2007          2008           2008*        2008*
----                           -------------- ------------- -------------- -------------- ------------- ---------------- -------
Asset Allocation@.............   $1,000.00      $  966.36       $3.29        $1,000.00      $1,021.65        $3.39        0.67%
Blue Chip Growth#@............   $1,000.00      $  953.34       $4.15        $1,000.00      $1,020.75        $4.29        0.85%
Broad Cap Value Income#@......   $1,000.00      $  934.66       $4.11        $1,000.00      $1,020.75        $4.29        0.85%
Capital Conservation..........   $1,000.00      $1,001.71       $3.25        $1,000.00      $1,021.75        $3.29        0.65%
Core Equity#@.................   $1,000.00      $  956.08       $4.16        $1,000.00      $1,020.75        $4.29        0.85%
Core Value#...................   $1,000.00      $  940.35       $4.03        $1,000.00      $1,020.85        $4.19        0.83%
Foreign Value.................   $1,000.00      $  944.86       $4.42        $1,000.00      $1,020.45        $4.60        0.91%
Global Equity@................   $1,000.00      $  931.01       $4.83        $1,000.00      $1,020.00        $5.05        1.00%
Global Social Awareness@......   $1,000.00      $  968.49       $3.35        $1,000.00      $1,021.60        $3.44        0.68%
Global Strategy...............   $1,000.00      $  982.27       $3.72        $1,000.00      $1,021.25        $3.79        0.75%
Government Securities.........   $1,000.00      $1,008.64       $3.16        $1,000.00      $1,021.85        $3.18        0.63%
Growth#.......................   $1,000.00      $  983.27       $4.71        $1,000.00      $1,020.25        $4.80        0.95%
Growth & Income#@.............   $1,000.00      $  972.72       $4.19        $1,000.00      $1,020.75        $4.29        0.85%
Health Sciences@..............   $1,000.00      $  947.88       $5.70        $1,000.00      $1,019.15        $5.91        1.17%
Inflation Protected#..........   $1,000.00      $1,008.60       $3.26        $1,000.00      $1,021.75        $3.29        0.65%
International Equities........   $1,000.00      $  942.54       $2.67        $1,000.00      $1,022.25        $2.78        0.55%
International Government Bond.   $1,000.00      $1,031.23       $3.35        $1,000.00      $1,021.70        $3.34        0.66%
International Growth I#@......   $1,000.00      $  969.96       $4.97        $1,000.00      $1,019.95        $5.10        1.01%
Large Cap Core#@..............   $1,000.00      $  944.79       $4.13        $1,000.00      $1,020.75        $4.29        0.85%
Large Capital Growth@.........   $1,000.00      $  959.72       $3.92        $1,000.00      $1,021.00        $4.04        0.80%
Mid Cap Index.................   $1,000.00      $1,030.81       $2.03        $1,000.00      $1,023.00        $2.02        0.40%
Mid Cap Strategic Growth@.....   $1,000.00      $  986.66       $4.22        $1,000.00      $1,020.75        $4.29        0.85%
Money Market I................   $1,000.00      $1,015.04       $2.57        $1,000.00      $1,022.45        $2.58        0.51%
NASDAQ-100 Index#.............   $1,000.00      $  973.02       $2.71        $1,000.00      $1,022.25        $2.78        0.55%
Real Estate#..................   $1,000.00      $1,121.00       $2.26        $1,000.00      $1,020.25        $4.80        0.95%
Science & Technology@.........   $1,000.00      $  984.96       $4.66        $1,000.00      $1,020.30        $4.75        0.94%
Small Cap Aggressive Growth#@.   $1,000.00      $  956.50       $4.50        $1,000.00      $1,020.40        $4.65        0.92%
Small Cap#@...................   $1,000.00      $  979.78       $4.70        $1,000.00      $1,020.25        $4.80        0.95%
Small Cap Index...............   $1,000.00      $  980.86       $2.03        $1,000.00      $1,022.95        $2.07        0.41%
Small Cap Special Values#@....   $1,000.00      $  993.86       $4.49        $1,000.00      $1,020.50        $4.55        0.90%
Small-Mid Growth#@............   $1,000.00      $  958.06       $4.90        $1,000.00      $1,020.00        $5.05        1.00%
Stock Index...................   $1,000.00      $  953.88       $1.71        $1,000.00      $1,023.25        $1.77        0.35%
Value#........................   $1,000.00      $  945.55       $4.13        $1,000.00      $1,020.75        $4.29        0.85%

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 183 days then divided by 366 days. These ratios do not reflect fees and expenses associated with the Variable Contracts or Plans. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details that apply to the Variable Contracts or your Plan document for details on the administrative fees charged by your Plan sponsor.
# During the stated period, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Fund. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Period May 31, 2008" and the "Expense Ratios" would have been higher.
@ Through expense offset arrangements resulting from broker commission recapture, a portion of the Fund's expenses have been reduced. Had the expense reductions been taken into account, the Expense Example would have been as follows:

                                                Actual                                    Hypothetical
                              ------------------------------------------- ---------------------------------------------
                                                                                            Ending
                                                                                         Account Value
                                                Ending                                      Using a
                                             Account Value Expenses Paid                 Hypothetical   Expenses Paid   Expense
                                Beginning    Using Actual  During the Six   Beginning     5% Assumed      During the     Ratio
                              Account Value    Return at    Months Ended  Account Value    Return at   Six Months Ended  as of
                              at December 1,    May 31,       May 31,     at December 1,    May 31,        May 31,      May 31,
Fund                               2007          2008          2008*           2007          2008           2008*        2008*
----                          -------------- ------------- -------------- -------------- ------------- ---------------- -------
Asset Allocation.............   $1,000.00       $966.36        $3.29        $1,000.00      $1,021.65        $3.39        0.67%
Blue Chip Growth#............   $1,000.00       $953.34        $4.15        $1,000.00      $1,020.75        $4.29        0.85%
Broad Cap Value Income#......   $1,000.00       $934.66        $4.01        $1,000.00      $1,020.85        $4.19        0.83%
Core Equity#.................   $1,000.00       $956.08        $4.16        $1,000.00      $1,020.75        $4.29        0.85%
Global Equity................   $1,000.00       $931.01        $4.78        $1,000.00      $1,020.05        $5.00        0.99%
Global Social Awareness......   $1,000.00       $968.49        $3.35        $1,000.00      $1,021.60        $3.44        0.68%
Growth & Income#.............   $1,000.00       $972.72        $3.99        $1,000.00      $1,020.95        $4.09        0.81%
Health Sciences..............   $1,000.00       $947.88        $5.70        $1,000.00      $1,019.15        $5.91        1.17%
International Growth I#......   $1,000.00       $969.96        $4.97        $1,000.00      $1,019.95        $5.10        1.01%
Large Cap Core#..............   $1,000.00       $944.79        $4.08        $1,000.00      $1,020.80        $4.24        0.84%
Large Capital Growth.........   $1,000.00       $959.72        $3.87        $1,000.00      $1,021.05        $3.99        0.79%
Mid Cap Strategic Growth.....   $1,000.00       $986.66        $4.22        $1,000.00      $1,020.75        $4.29        0.85%
Science & Technology.........   $1,000.00       $984.96        $4.66        $1,000.00      $1,020.30        $4.75        0.94%
Small Cap Aggressive Growth#.   $1,000.00       $956.50        $4.50        $1,000.00      $1,020.40        $4.65        0.92%
Small Cap#...................   $1,000.00       $979.78        $4.70        $1,000.00      $1,020.25        $4.80        0.95%
Small Cap Special Values#....   $1,000.00       $993.86        $4.39        $1,000.00      $1,020.60        $4.45        0.88%
Small-Mid Growth#............   $1,000.00       $958.06        $4.85        $1,000.00      $1,020.05        $5.00        0.99%

AIG Retirement Company I Asset Allocation Fund
PORTFOLIO PROFILE -- May 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

                United States Treasury Notes.............. 8.8%
                Repurchase Agreements..................... 5.2
                Federal Home Loan Mtg. Corp............... 5.1
                Index Fund................................ 5.0
                Federal National Mtg. Assoc............... 4.8
                Oil Companies -- Integrated............... 4.0
                Diversified Financial Services............ 3.8
                Finance -- Investment Banker/Broker....... 3.4
                Electric -- Integrated.................... 3.0
                Diversified Manufacturing Operations...... 2.7
                Telephone -- Integrated................... 2.2
                Banks -- Super Regional................... 2.1
                Medical -- Drugs.......................... 1.8
                Computers................................. 1.7
                Medical -- Biomedical/Gene................ 1.5
                Oil Companies -- Exploration & Production. 1.4
                Time Deposits............................. 1.3
                Insurance -- Life/Health.................. 1.3
                Commercial Paper.......................... 1.3
                Applications Software..................... 1.3
                Retail -- Discount........................ 1.2
                Cosmetics & Toiletries.................... 1.1
                United States Treasury Bonds.............. 1.1
                Banks -- Commercial....................... 1.0
                Insurance -- Multi-line................... 1.0
                Electronic Components -- Semiconductors... 1.0
                Multimedia................................ 0.9
                Banks -- Fiduciary........................ 0.9
                Retail -- Restaurants..................... 0.8
                Beverages -- Non-alcoholic................ 0.8
                Aerospace/Defense......................... 0.8
                Agricultural Chemicals.................... 0.8
                Enterprise Software/Service............... 0.7
                Special Purpose Entities.................. 0.7
                Pipelines................................. 0.7
                Retail -- Drug Store...................... 0.7
                Insurance -- Property/Casualty............ 0.7
                Medical Products.......................... 0.7
                Networking Products....................... 0.6
                Food -- Misc.............................. 0.6
                Oil Field Machinery & Equipment........... 0.6
                Real Estate Investment Trusts............. 0.6
                Aerospace/Defense -- Equipment............ 0.6
                Investment Management/Advisor Services.... 0.6
                Tobacco................................... 0.5
                Oil -- Field Services..................... 0.5
                Diversified Operations.................... 0.5
                Web Portals/ISP........................... 0.5
                Food -- Retail............................ 0.5
                Cable TV.................................. 0.4
                Commercial Services....................... 0.4
                Consumer Products -- Misc................. 0.4
                Instruments -- Scientific................. 0.4
                Electric Products -- Misc................. 0.4
                Telecom Equipment -- Fiber Optics......... 0.4
                Transport -- Services..................... 0.4
                Medical -- HMO............................ 0.4
                Chemicals -- Specialty.................... 0.3
                Brewery................................... 0.3
                Transport -- Rail......................... 0.3
                Chemicals -- Diversified.................. 0.3
                Finance -- Credit Card.................... 0.3
                Savings & Loans/Thrifts................... 0.3
                Paper & Related Products.................. 0.3
                Retail -- Apparel/Shoe.................... 0.3
                Telecom Services.......................... 0.3
                Metal -- Diversified...................... 0.3
                Non -- Hazardous Waste Disposal........... 0.3

              Metal -- Aluminum............................... 0.3
              Steel -- Producers.............................. 0.3
              Airlines........................................ 0.3
              Banks -- Money Center........................... 0.2
              Wireless Equipment.............................. 0.2
              Pharmacy Services............................... 0.2
              Office Automation & Equipment................... 0.2
              Computers -- Memory Devices..................... 0.2
              Electronic Forms................................ 0.2
              Medical -- Hospitals............................ 0.2
              E-Commerce/Services............................. 0.2
              Medical Instruments............................. 0.2
              Data Processing/Management...................... 0.2
              U.S. Government Treasuries...................... 0.2
              Machinery -- Construction & Mining.............. 0.2
              Oil & Gas Drilling.............................. 0.2
              Oil Refining & Marketing........................ 0.2
              Computer Services............................... 0.2
              Commercial Services -- Finance.................. 0.2
              Electric -- Generation.......................... 0.2
              Containers -- Metal/Glass....................... 0.2
              Beverages -- Wine/Spirits....................... 0.2
              Metal Processors & Fabrication.................. 0.2
              Cellular Telecom................................ 0.2
              Rental Auto/Equipment........................... 0.2
              Transport -- Air Freight........................ 0.2
              Finance -- Auto Loans........................... 0.2
              Medical -- Wholesale Drug Distribution.......... 0.2
              Television...................................... 0.2
              Building -- Residential/Commercial.............. 0.1
              Semiconductor Components -- Integrated Circuits. 0.1
              Broadcast Services/Program...................... 0.1
              Athletic Footwear............................... 0.1
              Government National Mtg. Assoc.................. 0.1
              Retail -- Building Products..................... 0.1
              Finance -- Commercial........................... 0.1
              Retail -- Jewelry............................... 0.1
              Finance -- Mortgage Loan/Banker................. 0.1
              Containers -- Paper/Plastic..................... 0.1
              Dental Supplies & Equipment..................... 0.1
              Industrial Automated/Robotic.................... 0.1
              Radio........................................... 0.1
              Building Products -- Wood....................... 0.1
              Retail -- Auto Parts............................ 0.1
              Auto/Truck Parts & Equipment -- Original........ 0.1
              Real Estate Operations & Development............ 0.1
              Retail -- Regional Department Stores............ 0.1
              Insurance Brokers............................... 0.1
              Insurance -- Mutual............................. 0.1
              Electronic Measurement Instruments.............. 0.1
              Publishing -- Newspapers........................ 0.1
              Computer Aided Design........................... 0.1
              Insurance -- Reinsurance........................ 0.1
              Mining.......................................... 0.1
              Schools......................................... 0.1
              Sovereign....................................... 0.1
              Gas -- Distribution............................. 0.1
              Food -- Dairy Products.......................... 0.1
              Transport -- Marine............................. 0.1
              Index Fund -- Large Cap......................... 0.1
              Casino Hotels................................... 0.1
              Photo Equipment & Supplies...................... 0.1
              Hotels/Motels................................... 0.1
              Water........................................... 0.1
              Coatings/Paint.................................. 0.1
              Semiconductor Equipment......................... 0.1
              Internet Security............................... 0.1

AIG Retirement Company I Asset Allocation Fund
PORTFOLIO PROFILE -- May 31, 2008 (Unaudited) -- (continued)
--------------------------------------------------------------------------------

Industry Allocation* (continued)

                      Food -- Confectionery.......   0.1
                      Independent Power Producers.   0.1
                                                   -----
                                                   100.0%
                                                   =====

*  Calculated as a percentage of net assets

AIG Retirement Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008
--------------------------------------------------------------------------------


                                                              Market Value
                   Security Description                Shares   (Note 2)
      --------------------------------------------------------------------
      COMMON STOCK -- 46.9%
      Aerospace/Defense -- 0.8%
        Boeing Co.....................................  5,767  $  477,335
        General Dynamics Corp.........................  2,450     225,767
        Northrop Grumman Corp.........................  2,120     159,975
        Raytheon Co...................................  4,992     318,789
                                                               ----------
                                                                1,181,866
                                                               ----------
      Aerospace/Defense - Equipment -- 0.4%
        United Technologies Corp......................  7,878     559,653
                                                               ----------
      Agricultural Chemicals -- 0.7%
        Monsanto Co...................................  8,053   1,025,952
                                                               ----------
      Airlines -- 0.2%
        Southwest Airlines Co......................... 20,046     261,801
                                                               ----------
      Applications Software -- 1.3%
        Compuware Corp.+..............................  4,138      42,166
        Microsoft Corp................................ 67,588   1,914,092
                                                               ----------
                                                                1,956,258
                                                               ----------
      Athletic Footwear -- 0.1%
        NIKE, Inc., Class B...........................  2,843     194,376
                                                               ----------
      Auto - Cars/Light Trucks -- 0.0%
        General Motors Corp...........................  1,385      23,684
                                                               ----------
      Auto/Truck Parts & Equipment - Original -- 0.1%
        Johnson Controls, Inc.........................  4,213     143,495
                                                               ----------
      Banks - Commercial -- 0.2%
        BB&T Corp.....................................  2,824      88,871
        Regions Financial Corp........................  1,790      31,898
        Toronto - Dominion Bank.......................  1,806     130,466
                                                               ----------
                                                                  251,235
                                                               ----------
      Banks - Fiduciary -- 0.9%
        Northern Trust Corp...........................  2,438     185,288
        State Street Corp.............................  4,180     301,044
        The Bank of New York Mellon Corp.............. 19,961     888,863
                                                               ----------
                                                                1,375,195
                                                               ----------
      Banks - Super Regional -- 1.6%
        Bank of America Corp.......................... 34,269   1,165,489
        Capital One Financial Corp....................  3,417     164,426
        Comerica, Inc.................................  1,240      46,103
        Huntington Bancshares, Inc....................  2,414      21,509
        National City Corp............................  8,822      51,520
        SunTrust Banks, Inc...........................  5,903     308,196
        Wells Fargo & Co.............................. 27,575     760,243
                                                               ----------
                                                                2,517,486
                                                               ----------
      Beverages - Non-alcoholic -- 0.8%
        Pepsi Bottling Group, Inc.....................  6,740     218,511
        PepsiCo, Inc.................................. 14,222     971,362
        The Coca - Cola Co............................  1,115      63,845
                                                               ----------
                                                                1,253,718
                                                               ----------
      Beverages - Wine/Spirits -- 0.1%
        Constellation Brands, Inc., Class A+..........  4,974     106,046
                                                               ----------
      Brewery -- 0.3%
        Anheuser - Busch Cos., Inc....................  9,092     522,426
                                                               ----------
      Broadcast Services/Program -- 0.1%
        Clear Channel Communications, Inc.............  5,277     184,801
                                                               ----------
      Building Products - Wood -- 0.1%
        Masco Corp....................................  8,053     149,303
                                                               ----------

                                                             Market Value
                   Security Description               Shares   (Note 2)

      -------------------------------------------------------------------
      Building - Residential/Commercial -- 0.1%
        Centex Corp..................................  2,830  $   53,289
        D.R. Horton, Inc.............................  1,423      18,086
        KB Home......................................  1,947      39,933
        Lennar Corp., Class A........................  2,052      34,638
        Pulte Homes, Inc.............................  6,236      76,266
                                                              ----------
                                                                 222,212
                                                              ----------
      Cable TV -- 0.2%
        Comcast Corp., Class A....................... 14,169     318,803
                                                              ----------
      Chemicals - Diversified -- 0.2%
        E.I. du Pont de Nemours & Co.................  1,659      79,482
        PPG Industries, Inc..........................  4,426     278,971
                                                              ----------
                                                                 358,453
                                                              ----------
      Chemicals - Specialty -- 0.1%
        Eastman Chemical Co..........................    977      74,848
        Hercules, Inc................................  2,991      61,704
        International Flavors & Fragrances, Inc......  1,659      69,612
                                                              ----------
                                                                 206,164
                                                              ----------
      Coal -- 0.0%
        CONSOL Energy, Inc...........................    197      19,219
        Peabody Energy Corp..........................    340      25,133
                                                              ----------
                                                                  44,352
                                                              ----------
      Coatings/Paint -- 0.1%
        The Sherwin - Williams Co....................  1,706      95,792
                                                              ----------
      Commercial Services -- 0.4%
        Convergys Corp.+.............................  2,977      48,019
        Quanta Services, Inc.+....................... 18,534     593,829
                                                              ----------
                                                                 641,848
                                                              ----------
      Commercial Services - Finance -- 0.1%
        Moody's Corp.................................    795      29,479
        The Western Union Co.........................  3,874      91,581
                                                              ----------
                                                                 121,060
                                                              ----------
      Computer Aided Design -- 0.1%
        Autodesk, Inc.+..............................  3,030     124,715
                                                              ----------
      Computer Services -- 0.2%
        Affiliated Computer Services, Inc., Class A+.  2,863     155,175
        Computer Sciences Corp.+.....................  1,913      94,024
                                                              ----------
                                                                 249,199
                                                              ----------
      Computers -- 1.7%
        Apple, Inc.+.................................  5,057     954,509
        Dell, Inc.+..................................  2,796      64,476
        Hewlett - Packard Co......................... 30,803   1,449,589
        International Business Machines Corp.........  1,819     235,433
                                                              ----------
                                                               2,704,007
                                                              ----------
      Computers - Memory Devices -- 0.2%
        EMC Corp.+................................... 15,912     277,505
        NetApp, Inc.+................................  3,866      94,253
                                                              ----------
                                                                 371,758
                                                              ----------
      Computers - Periphery Equipment -- 0.0%
        Lexmark International, Inc., Class A+........    926      34,132
                                                              ----------
      Consumer Products - Misc. -- 0.4%
        Clorox Co....................................  3,147     179,788
        Kimberly - Clark Corp........................  6,581     419,868
                                                              ----------
                                                                 599,656
                                                              ----------

AIG Retirement Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                             Market Value
                   Security Description               Shares   (Note 2)
      -------------------------------------------------------------------
      COMMON STOCK (continued)
      Containers - Metal/Glass -- 0.1%
        Ball Corp....................................  1,838  $   99,803
                                                              ----------
      Containers - Paper/Plastic -- 0.0%
        Pactiv Corp.+................................  1,011      24,901
                                                              ----------
      Cosmetics & Toiletries -- 1.1%
        Colgate - Palmolive Co....................... 12,155     903,846
        Procter & Gamble Co.......................... 11,858     783,221
                                                              ----------
                                                               1,687,067
                                                              ----------
      Data Processing/Management -- 0.2%
        Automatic Data Processing, Inc...............  5,824     250,723
        Fiserv, Inc.+................................  2,078     108,804
                                                              ----------
                                                                 359,527
                                                              ----------
      Dental Supplies & Equipment -- 0.1%
        Patterson Cos., Inc.+........................  4,538     154,337
                                                              ----------
      Disposable Medical Products -- 0.0%
        C.R. Bard, Inc...............................    370      33,744
                                                              ----------
      Diversified Manufacturing Operations -- 2.4%
        3M Co........................................  6,727     521,746
        Cooper Industries, Ltd., Class A.............  1,994      92,980
        General Electric Co.......................... 46,116   1,416,684
        Honeywell International, Inc................. 16,434     979,795
        Ingersoll - Rand Co., Ltd., Class A..........  3,606     158,808
        Leggett & Platt, Inc.........................  8,829     168,634
        Tyco International, Ltd......................  8,135     367,621
                                                              ----------
                                                               3,706,268
                                                              ----------
      E - Commerce/Services -- 0.2%
        eBay, Inc.+..................................  7,107     213,281
        Expedia, Inc.+...............................  3,225      78,206
        IAC/InterActive Corp.+.......................  3,338      75,272
                                                              ----------
                                                                 366,759
                                                              ----------
      Electric Products - Misc. -- 0.4%
        Emerson Electric Co.......................... 10,124     589,014
                                                              ----------
      Electric - Integrated -- 1.5%
        CMS Energy Corp..............................  3,536      55,126
        Dominion Resources, Inc......................  7,336     339,657
        DTE Energy Co................................  5,102     225,713
        Duke Energy Corp............................. 29,446     544,162
        Edison International.........................  9,931     528,627
        Exelon Corp..................................  1,605     141,240
        FirstEnergy Corp.............................  1,840     144,827
        Pepco Holdings, Inc..........................    807      21,821
        PG&E Corp....................................  5,678     224,792
        Xcel Energy, Inc.............................  6,214     132,420
                                                              ----------
                                                               2,358,385
                                                              ----------
      Electronic Components - Semiconductors -- 0.9%
        Advanced Micro Devices, Inc.+................  7,727      53,162
        Intel Corp................................... 45,196   1,047,643
        MEMC Electronic Materials, Inc.+.............    640      43,942
        National Semiconductor Corp..................  2,269      47,762
        NVIDIA Corp.+................................  5,294     130,762
        QLogic Corp.+................................  2,767      43,691
        Xilinx, Inc..................................  1,834      49,885
                                                              ----------
                                                               1,416,847
                                                              ----------
      Electronic Forms -- 0.2%
        Adobe Systems, Inc.+.........................  8,424     371,161
                                                              ----------
      Electronic Measurement Instruments -- 0.0%
        Agilent Technologies, Inc.+..................    929      34,735
                                                              ----------

                                                           Market Value
                   Security Description             Shares   (Note 2)

        ---------------------------------------------------------------
        Electronics - Military -- 0.0%
          L-3 Communications Holdings, Inc.........    352  $   37,801
                                                            ----------
        Enterprise Software/Service -- 0.7%
          BMC Software, Inc.+......................  3,343     134,054
          Oracle Corp.+............................ 45,262   1,033,784
                                                            ----------
                                                             1,167,838
                                                            ----------
        Finance - Credit Card -- 0.1%
          American Express Co......................  3,147     145,864
          Discover Financial Services..............  4,202      72,064
                                                            ----------
                                                               217,928
                                                            ----------
        Finance - Investment Banker/Broker -- 1.7%
          Citigroup, Inc........................... 19,839     434,276
          JPMorgan Chase & Co...................... 23,495   1,010,285
          Lehman Brothers Holdings, Inc............    533      19,620
          Merrill Lynch & Co., Inc.................    633      27,802
          Morgan Stanley........................... 13,445     594,672
          The Charles Schwab Corp.................. 17,467     387,418
          The Goldman Sachs Group, Inc.............  1,174     207,105
                                                            ----------
                                                             2,681,178
                                                            ----------
        Finance - Mortgage Loan/Banker -- 0.1%
          Fannie Mae...............................  3,250      87,815
          Freddie Mac..............................  1,959      49,798
                                                            ----------
                                                               137,613
                                                            ----------
        Financial Guarantee Insurance -- 0.0%
          MBIA, Inc................................  1,891      13,161
                                                            ----------
        Food - Confectionery -- 0.1%
          The Hershey Co...........................  2,187      85,709
                                                            ----------
        Food - Dairy Products -- 0.1%
          Dean Foods Co.+..........................  5,019     109,163
                                                            ----------
        Food - Misc. -- 0.4%
          Campbell Soup Co.........................  4,122     138,004
          ConAgra Foods, Inc.......................  1,888      44,519
          Kraft Foods, Inc., Class A............... 15,343     498,341
                                                            ----------
                                                               680,864
                                                            ----------
        Food - Retail -- 0.4%
          Safeway, Inc.............................  8,515     271,373
          SUPERVALU, Inc...........................  2,721      95,425
          The Kroger Co............................  8,187     226,289
                                                            ----------
                                                               593,087
                                                            ----------
        Gas - Distribution -- 0.1%
          NiSource, Inc............................  6,069     109,788
                                                            ----------
        Human Resources -- 0.0%
          Monster Worldwide, Inc.+.................  1,890      46,664
                                                            ----------
        Independent Power Producer -- 0.0%
          Mirant Corp.+............................    155       6,296
                                                            ----------
        Industrial Automated/Robotic -- 0.1%
          Rockwell Automation, Inc.................  2,634     154,221
                                                            ----------
        Instruments - Scientific -- 0.4%
          Applera Corp. - Applied Biosystems Group.  5,692     197,854
          Thermo Fisher Scientific, Inc.+..........  4,728     279,047
          Waters Corp.+............................  1,929     118,672
                                                            ----------
                                                               595,573
                                                            ----------
        Insurance Broker -- 0.0%
          AON Corp.................................    876      41,338
                                                            ----------

AIG Retirement Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                             Market Value
                   Security Description               Shares   (Note 2)
      -------------------------------------------------------------------
      COMMON STOCK (continued)
      Insurance - Life/Health -- 0.9%
        AFLAC, Inc................................... 11,420  $  766,625
        Principal Financial Group, Inc...............  2,590     139,549
        Prudential Financial, Inc....................  3,558     265,783
        Torchmark Corp...............................  2,747     174,187
                                                              ----------
                                                               1,346,144
                                                              ----------
      Insurance - Multi-line -- 0.8%
        ACE, Ltd.....................................  3,509     210,786
        Allstate Corp................................  4,467     227,549
        Cincinnati Financial Corp....................  4,576     160,251
        Genworth Financial, Inc., Class A............  2,957      65,350
        Hartford Financial Services Group, Inc.......  6,456     458,828
        Loews Corp...................................    530      26,272
        MetLife, Inc.................................  2,928     175,768
                                                              ----------
                                                               1,324,804
                                                              ----------
      Insurance - Property/Casualty -- 0.6%
        Chubb Corp...................................  4,864     261,489
        SAFECO Corp..................................    771      51,657
        The Travelers Cos., Inc...................... 11,531     574,359
                                                              ----------
                                                                 887,505
                                                              ----------
      Internet Security -- 0.1%
        Symantec Corp.+..............................  4,189      91,027
                                                              ----------
      Investment Management/Advisor Services -- 0.4%
        Ameriprise Financial, Inc....................  5,621     265,648
        Federated Investors, Inc., Class B...........  5,533     203,670
        Janus Capital Group, Inc.....................  3,531     102,399
        Legg Mason, Inc..............................    399      21,470
                                                              ----------
                                                                 593,187
                                                              ----------
      Leisure Products -- 0.0%
        Brunswick Corp...............................  2,256      30,907
                                                              ----------
      Machinery - Construction & Mining -- 0.2%
        Caterpillar, Inc.............................  4,182     345,601
                                                              ----------
      Machinery - General Industrial -- 0.0%
        The Manitowoc Co., Inc.......................    530      20,617
                                                              ----------
      Medical Instruments -- 0.2%
        Medtronic, Inc...............................  2,994     151,706
        St. Jude Medical, Inc.+......................  5,185     211,289
                                                              ----------
                                                                 362,995
                                                              ----------
      Medical Products -- 0.7%
        Baxter International, Inc....................  2,129     130,082
        Johnson & Johnson............................ 13,614     908,598
                                                              ----------
                                                               1,038,680
                                                              ----------
      Medical - Biomedical/Gene -- 1.5%
        Amgen, Inc.+.................................  4,374     192,587
        Biogen Idec, Inc.+...........................    942      59,110
        Celgene Corp.+...............................  2,889     175,825
        Genentech, Inc.+.............................  8,241     584,040
        Genzyme Corp.+...............................  5,155     352,911
        Gilead Sciences, Inc.+....................... 18,885   1,044,718
                                                              ----------
                                                               2,409,191
                                                              ----------
      Medical - Drugs -- 1.4%
        Allergan, Inc................................  1,120      64,534
        Bristol - Myers Squibb Co.................... 13,261     302,218
        Eli Lilly & Co...............................  7,694     370,389
        King Pharmaceuticals, Inc.+..................  2,835      29,087
        Merck & Co., Inc............................. 13,071     509,246
        Pfizer, Inc.................................. 29,152     564,383

                                                              Market Value
                   Security Description                Shares   (Note 2)

     ---------------------------------------------------------------------
     Medical - Drugs (continued)
       Schering - Plough Corp.........................  4,846  $   98,859
       Wyeth..........................................  3,975     176,768
                                                               ----------
                                                                2,115,484
                                                               ----------
     Medical - Generic Drugs -- 0.0%
       Watson Pharmaceuticals, Inc.+..................  2,256      64,431
                                                               ----------
     Medical - HMO -- 0.3%
       Aetna, Inc.....................................  2,495     117,664
       CIGNA Corp.....................................  3,558     144,455
       WellPoint, Inc.+...............................  2,394     133,633
                                                               ----------
                                                                  395,752
                                                               ----------
     Medical - Hospitals -- 0.0%
       Tenet Healthcare Corp.+........................  8,369      49,377
                                                               ----------
     Medical - Wholesale Drug Distribution -- 0.1%
       AmerisourceBergen Corp.........................  3,177     131,305
                                                               ----------
     Metal Processors & Fabrication -- 0.1%
       Precision Castparts Corp.......................  1,396     168,637
                                                               ----------
     Metal - Aluminum -- 0.2%
       Alcoa, Inc.....................................  6,157     249,913
                                                               ----------
     Metal - Diversified -- 0.2%
       Freeport - McMoRan Copper & Gold, Inc..........  2,626     303,854
                                                               ----------
     Mining -- 0.1%
       Newmont Mining Corp............................  2,373     112,789
                                                               ----------
     Multimedia -- 0.6%
       Meredith Corp..................................  1,904      62,470
       News Corp., Class A............................  8,218     147,513
       The E.W. Scripps Co., Class A..................  2,579     121,471
       The Walt Disney Co.............................  6,232     209,395
       Time Warner, Inc............................... 17,879     283,919
       Viacom, Inc., Class B+.........................  3,477     124,546
                                                               ----------
                                                                  949,314
                                                               ----------
     Networking Products -- 0.6%
       Cisco Systems, Inc.+........................... 32,892     878,874
       Juniper Networks, Inc.+........................  4,057     111,649
                                                               ----------
                                                                  990,523
                                                               ----------
     Non - Hazardous Waste Disposal -- 0.2%
       Allied Waste Industries, Inc.+.................  1,826      24,596
       Waste Management, Inc..........................  5,815     220,563
                                                               ----------
                                                                  245,159
                                                               ----------
     Office Automation & Equipment -- 0.1%
       Pitney Bowes, Inc..............................  4,855     176,285
                                                               ----------
     Oil & Gas Drilling -- 0.2%
       ENSCO International, Inc.......................  1,873     134,538
       Noble Corp.....................................  2,217     139,981
                                                               ----------
                                                                  274,519
                                                               ----------
     Oil Companies - Exploration & Production -- 1.0%
       Anadarko Petroleum Corp........................  5,901     442,398
       Apache Corp....................................  4,302     576,726
       Devon Energy Corp..............................  2,390     277,097
       EOG Resources, Inc.............................    514      66,116
       Noble Energy, Inc..............................    489      47,653
       Occidental Petroleum Corp......................  1,535     141,112
                                                               ----------
                                                                1,551,102
                                                               ----------
     Oil Companies - Integrated -- 3.8%
       Chevron Corp................................... 18,177   1,802,249

AIG Retirement Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                              Market Value
                   Security Description                Shares   (Note 2)
     ---------------------------------------------------------------------
     COMMON STOCK (continued)
     Oil Companies - Integrated (continued)
       ConocoPhillips.................................  8,659  $  806,153
       Exxon Mobil Corp............................... 35,967   3,192,431
       Marathon Oil Corp..............................  2,612     134,231
                                                               ----------
                                                                5,935,064
                                                               ----------
     Oil Field Machinery & Equipment -- 0.6%
       National - Oilwell Varco, Inc.+................ 11,625     968,595
                                                               ----------
     Oil Refining & Marketing -- 0.1%
       Sunoco, Inc....................................    464      20,634
       Valero Energy Corp.............................  1,309      66,550
                                                               ----------
                                                                   87,184
                                                               ----------
     Oil - Field Services -- 0.5%
       Halliburton Co.................................  6,857     333,113
       Schlumberger, Ltd..............................    387      39,137
       Smith International, Inc.......................  3,173     250,413
       Transocean, Inc.+..............................    999     150,040
                                                               ----------
                                                                  772,703
                                                               ----------
     Paper & Related Products -- 0.2%
       International Paper Co.........................  9,091     247,457
                                                               ----------
     Pharmacy Services -- 0.2%
       Express Scripts, Inc.+.........................  2,477     178,617
       Medco Health Solutions, Inc.+..................  4,174     202,230
                                                               ----------
                                                                  380,847
                                                               ----------
     Photo Equipment & Supplies -- 0.1%
       Eastman Kodak Co...............................  6,666     102,123
                                                               ----------
     Pipelines -- 0.2%
       Williams Cos., Inc.............................  7,300     277,692
                                                               ----------
     Publishing - Newspapers -- 0.1%
       Gannett Co., Inc...............................  2,663      76,721
       The Washington Post Co., Class B...............     86      54,044
                                                               ----------
                                                                  130,765
                                                               ----------
     Real Estate Investment Trusts -- 0.3%
       Apartment Investment & Management Co., Class A.  1,243      49,185
       Boston Properties, Inc.........................    250      24,435
       Equity Residential.............................  1,657      70,075
       Host Hotels & Resorts, Inc..................... 16,154     277,687
       Public Storage, Inc............................  1,132      99,763
                                                               ----------
                                                                  521,145
                                                               ----------
     Retail - Apparel/Shoe -- 0.3%
       Abercrombie & Fitch Co., Class A...............  1,589     115,361
       Coach, Inc.+...................................  1,080      39,204
       Liz Claiborne, Inc.............................  4,136      72,215
       Polo Ralph Lauren Corp.........................  1,176      82,144
       The Gap, Inc...................................  7,612     138,919
                                                               ----------
                                                                  447,843
                                                               ----------
     Retail - Auto Parts -- 0.1%
       AutoZone, Inc.+................................  1,139     144,152
                                                               ----------
     Retail - Building Products -- 0.1%
       Home Depot, Inc................................  6,808     186,267
                                                               ----------
     Retail - Computer Equipment -- 0.0%
       GameStop Corp., Class A+.......................  1,459      72,366
                                                               ----------
     Retail - Consumer Electronics -- 0.0%
       Best Buy Co., Inc..............................    924      43,141
       Circuit City Stores, Inc.......................  3,236      15,889
                                                               ----------
                                                                   59,030
                                                               ----------

                                                                 Market Value
                   Security Description                   Shares   (Note 2)

  ---------------------------------------------------------------------------
  Retail - Discount -- 1.1%
    Big Lots, Inc.+......................................  1,577  $   48,982
    Family Dollar Stores, Inc............................  4,560      97,584
    TJX Cos., Inc........................................  5,440     174,406
    Wal - Mart Stores, Inc............................... 24,927   1,439,285
                                                                  ----------
                                                                   1,760,257
                                                                  ----------
  Retail - Drug Store -- 0.7%
    CVS Caremark Corp.................................... 24,482   1,047,585
                                                                  ----------
  Retail - Jewelry -- 0.1%
    Tiffany & Co.........................................  3,444     168,859
                                                                  ----------
  Retail - Major Department Stores -- 0.0%
    Sears Holdings Corp.+................................    857      72,605
                                                                  ----------
  Retail - Office Supplies -- 0.0%
    OfficeMax, Inc.......................................  1,512      32,780
                                                                  ----------
  Retail - Regional Department Stores -- 0.1%
    Macy's, Inc..........................................  4,678     110,728
                                                                  ----------
  Retail - Restaurants -- 0.8%
    McDonald's Corp...................................... 21,022   1,247,025
    Yum! Brands, Inc.....................................    897      35,611
                                                                  ----------
                                                                   1,282,636
                                                                  ----------
  Rubber - Tires -- 0.0%
    The Goodyear Tire & Rubber Co.+......................  1,182      30,035
                                                                  ----------
  School -- 0.1%
    Apollo Group, Inc., Class A+.........................  2,324     111,064
                                                                  ----------
  Semiconductor Components - Integrated Circuits -- 0.1%
    Analog Devices, Inc..................................  6,629     232,744
                                                                  ----------
  Semiconductor Equipment -- 0.1%
    Applied Materials, Inc...............................  1,635      32,389
    KLA - Tencor Corp....................................  1,363      62,862
                                                                  ----------
                                                                      95,251
                                                                  ----------
  Steel - Producers -- 0.0%
    United States Steel Corp.............................    166      28,670
                                                                  ----------
  Steel - Specialty -- 0.0%
    Allegheny Technologies, Inc..........................    778      58,350
                                                                  ----------
  Telecom Equipment - Fiber Optics -- 0.4%
    Ciena Corp.+.........................................  1,939      59,256
    Corning, Inc......................................... 17,563     480,173
    JDS Uniphase Corp.+..................................  2,317      28,661
                                                                  ----------
                                                                     568,090
                                                                  ----------
  Telecom Services -- 0.1%
    Embarq Corp..........................................  2,037      96,391
    Fairpoint Communications, Inc........................     92         828
                                                                  ----------
                                                                      97,219
                                                                  ----------
  Telephone - Integrated -- 1.7%
    AT&T, Inc............................................ 46,177   1,842,462
    CenturyTel, Inc......................................  2,480      87,817
    Sprint Nextel Corp...................................  6,844      64,060
    Verizon Communications, Inc.......................... 16,172     622,137
                                                                  ----------
                                                                   2,616,476
                                                                  ----------
  Television -- 0.1%
    CBS Corp., Class B...................................  5,065     109,303
                                                                  ----------
  Tobacco -- 0.5%
    Altria Group, Inc.................................... 10,530     234,398
    Philip Morris International, Inc.+...................  6,764     356,192
    Reynolds American, Inc...............................  3,644     200,129
                                                                  ----------
                                                                     790,719
                                                                  ----------

AIG Retirement Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                          Shares/
                                                         Principal Market Value
                 Security Description                     Amount     (Note 2)
 ------------------------------------------------------------------------------
 COMMON STOCK (continued)
 Tools - Hand Held -- 0.0%
   The Stanley Works....................................      806  $    39,156
                                                                   -----------
 Toys -- 0.0%
   Mattel, Inc..........................................      920       18,529
                                                                   -----------
 Transport - Rail -- 0.1%
   Burlington Northern Santa Fe Corp....................      564       63,760
   CSX Corp.............................................    1,894      130,800
                                                                   -----------
                                                                       194,560
                                                                   -----------
 Transport - Services -- 0.3%
   FedEx Corp...........................................    1,146      105,100
   United Parcel Service, Inc., Class B.................    4,517      320,797
                                                                   -----------
                                                                       425,897
                                                                   -----------
 Web Portals/ISP -- 0.5%
   Google, Inc., Class A+...............................      988      578,771
   Yahoo!, Inc.+........................................    5,357      143,353
                                                                   -----------
                                                                       722,124
                                                                   -----------
 Wireless Equipment -- 0.2%
   American Tower Corp., Class A+.......................      552       25,237
   Motorola, Inc........................................   11,449      106,819
   QUALCOMM, Inc........................................    5,168      250,855
                                                                   -----------
                                                                       382,911
                                                                   -----------
 Total Common Stock
    (cost $70,519,408)..................................            73,239,099
                                                                   -----------
 EXCHANGE TRADED FUNDS -- 5.1%
 Index Fund -- 5.0%
   iShares MSCI EAFE Index Fund.........................  101,400    7,787,520
                                                                   -----------
 Index Fund - Large Cap -- 0.1%
   SPDR Trust, Series 1.................................      730      102,455
                                                                   -----------
 Total Exchange Traded Funds
    (cost $7,550,145)...................................             7,889,975
                                                                   -----------
 PREFERRED STOCK -- 0.4%
 Banks - Money Center -- 0.1%
   Santander Finance Preferred SA
    4.00%(1)............................................    7,600      135,052
                                                                   -----------
 Banks - Super Regional -- 0.0%
   Wachovia Capital Trust IX
    6.38%...............................................    3,100       67,518
                                                                   -----------
 Diversified Financial Services -- 0.2%
   General Electric Capital Corp.
    8.00%(2)............................................   11,000      264,000
                                                                   -----------
 Special Purpose Entity -- 0.1%
   Structured Repackaged Asset-Backed Trust Securities
    3.00%(1)............................................    7,600      137,484
                                                                   -----------
 Total Preferred Stock
    (cost $721,344).....................................               604,054
                                                                   -----------
 ASSET BACKED SECURITIES -- 3.4%
 Diversified Financial Services -- 3.4%
   Banc of America Commercial Mtg., Inc.
    Series 2006-6, Class AM
    5.39% due 10/10/45(3)............................... $110,000      101,108
   Banc of America Funding Corp.
    Series 2007-C, Class 5A1
    5.39% due 05/20/36(4)...............................  318,573      291,003
   Banc of America Funding Corp.
    Series 2006-J, Class 2A1
    5.89% due 01/20/47(4)...............................  320,141      267,210

                                                       Principal Market Value
                 Security Description                   Amount     (Note 2)

  ---------------------------------------------------------------------------
  Diversified Financial Services (continued)
    Bear Stearns Commercial Mtg. Securities, Inc.
     Series 2007-PW15, Class A2
     5.21% due 02/11/44(3)............................ $155,000   $  152,611
    Chase Funding Mtg. Loan Asset-Backed Certs.
     Series 2003-6, Class 1A6
     4.59% due 05/25/15...............................   90,429       83,716
    Chase Mtg. Finance Corp.
     Series 2007-A2, Class 1A1
     5.08% due 07/25/37(4)(5).........................  314,473      296,763
    Citigroup Commercial Mtg. Trust
     Series 2008-C7, Class AM
     6.10% due 12/10/49(3)............................  230,000      215,148
    Commercial Mtg. Asset Trust
     Series 1999-C1, Class D
     7.35% due 01/17/32(3)............................  275,000      290,649
    Commercial Mtg. Pass Through Certs.
     Series 2004-LB2A, Class A3
     4.22% due 03/10/39(3)............................  645,000      638,226
    Countrywide Asset-Backed Certs.
     Series 2006-S6, Class A3
     5.66% due 03/25/34...............................  380,000      197,600
    Countrywide Asset-Backed Certs.
     Series 2006-S4, Class A3
     5.80% due 07/25/34...............................  570,000      306,375
    GE Capital Commercial Mtg. Corp.
     Series 2004-C2, Class A4
     4.89% due 03/10/40(3)............................  110,000      106,991
    GMAC Commercial Mtg. Securities, Inc.
     Series 2003-2, Class A2
     5.67% due 05/10/40(3)(5).........................   30,000       30,034
    JP Morgan Chase Commercial Mtg. Securities Corp.
     Series 2006-LDP9, Class AM
     5.37% due 05/15/47(3)............................  315,000      288,292
    JP Morgan Chase Commercial Mtg. Securities Corp.
     Series 2008-C2, Class AM
     6.80% due 01/12/18(3)............................  539,000      533,505
    LB Commercial Conduit Mtg. Trust
     Series 1998-C1, Class E
     7.00% due 02/18/30(3)............................  155,000      164,109
    Ocwen Advance Receivables Backed Notes
     Series 2006-1A
     5.34% due 11/24/15*(6)...........................  300,000      264,000
    Swift Master Auto Receivables Trust
     Series 2007-2, Class A
     3.16% due 10/15/12(1)............................  525,217      515,686
    Wells Fargo Mtg. Backed Securities Trust
     Series 2006-AR17, Class A2
     5.84% due 10/25/36(4)(5).........................  450,751      438,077
    Wells Fargo Mtg. Backed Securities Trust
     Series 2006-AR12, Class 2A1
     6.10% due 09/25/36(4)............................  173,172      166,694
                                                                  ----------
  Total Asset Backed Securities
     (cost $5,950,518)................................             5,347,797
                                                                  ----------
  CONVERTIBLE BONDS & NOTES -- 0.0%
  Telecom Services -- 0.0%
    ICO North America, Inc.
     Notes
     7.50% due 08/15/09(6)(7)(8)
     (cost $20,000)...................................   20,000       17,400
                                                                  ----------
  CORPORATE BONDS & NOTES -- 13.4%
  Advertising Services -- 0.0%
    R.H. Donnelley Corp.
     Senior Notes
     8.88% due 01/15/16...............................    5,000        3,425
                                                                  ----------

AIG Retirement Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                Principal Market Value
                 Security Description            Amount     (Note 2)
         -------------------------------------------------------------
         CORPORATE BONDS & NOTES (continued)
         Aerospace/Defense - Equipment -- 0.2%
           United Technologies Corp.
            Senior Notes
            4.88% due 05/01/15................. $285,000    $283,302
           United Technologies Corp.
            Notes
            6.13% due 07/15/38.................   60,000      58,735
                                                            --------
                                                             342,037
                                                            --------
         Agricultural Chemicals -- 0.1%
           Monsanto Co.
            Company Guar. Bonds
            5.88% due 04/15/38.................   60,000      56,736
           Terra Capital, Inc.
            Company Guar. Notes
            7.00% due 02/01/17.................   20,000      19,875
           The Mosaic Co.
            Senior Notes
            7.38% due 12/01/14*................   40,000      42,200
                                                            --------
                                                             118,811
                                                            --------
         Agricultural Operations -- 0.0%
           Archer-Daniels-Midland Co.
            Senior Notes
            5.45% due 03/15/18.................   74,000      72,782
                                                            --------
         Airlines -- 0.1%
           American Airlines, Inc.
            Pass Through Certs.
            Series 2001-1, Class A-2
            6.82% due 05/23/11.................   55,000      50,325
           Northwest Airlines, Inc.
            Pass Through Certs.
            Series 2002-1 Class G2
            6.26% due 11/20/21.................   45,794      44,306
                                                            --------
                                                              94,631
                                                            --------
         Auto - Cars/Light Trucks -- 0.0%
           Ford Motor Co.
            Debentures
            6.38% due 02/01/29.................   55,000      34,513
           General Motors Corp.
            Debentures
            8.25% due 07/15/23.................   30,000      20,550
                                                            --------
                                                              55,063
                                                            --------
         Banks - Commercial -- 0.5%
           CoBank ACB
            Senior Sub. Notes
            7.88% due 04/16/18*................   99,000     102,237
           Colonial Bank NA
            Sub. Notes
            6.38% due 12/01/15.................   60,000      50,659
           Credit Suisse New York
            Senior Notes
            5.00% due 05/15/13.................  194,000     190,476
           First Maryland Capital II
            Company Guar. Notes
            3.72% due 02/01/27(1)..............  124,000     105,091
           KeyBank NA
            Sub. Notes
            7.41% due 10/15/27.................   65,000      64,874
           SouthTrust Bank
            Sub. Notes
            4.75% due 03/01/13.................  110,000     106,770
           SouthTrust Corp.
            Sub. Notes
            5.80% due 06/15/14.................  100,000     100,608

                                                  Principal Market Value
                 Security Description              Amount     (Note 2)

       -----------------------------------------------------------------
       Banks - Commercial (continued)
         Union Bank of California NA
          Sub. Notes
          5.95% due 05/11/16..................... $110,000    $103,412
         US Bank NA
          Notes
          3.90% due 08/15/08.....................   26,000      26,009
                                                              --------
                                                               850,136
                                                              --------
       Banks - Super Regional -- 0.5%
         Bank of America Corp.
          Senior Notes
          4.90% due 05/01/13.....................   92,000      90,778
         Bank of America Corp.
          Senior Notes
          5.65% due 05/01/18.....................   76,000      73,652
         Fifth Third Bancorp
          Sub. Notes
          8.25% due 03/01/38.....................   55,000      56,669
         Fleet Capital Trust V
          Bank Guar. Notes
          3.76% due 12/18/28(1)..................  100,000      78,519
         Huntington Capital Trust I
          Company Guar. Bonds
          3.60% due 02/01/27(1)..................  100,000      61,876
         JP Morgan Chase Bank NA
          Sub. Notes
          6.13% due 11/01/08.....................  117,000     118,338
         PNC Preferred Funding Trust I
          Senior Notes
          6.11% due 03/15/12*(1)(9)..............   70,000      53,788
         Wachovia Corp.
          Notes
          5.50% due 05/01/13.....................  100,000      98,899
         Wells Fargo & Co.
          Senior Notes
          5.25% due 10/23/12.....................  108,000     108,514
                                                              --------
                                                               741,033
                                                              --------
       Beverages - Non-alcoholic -- 0.0%
         PepsiCo, Inc.
          Notes
          5.00% due 06/01/18.....................   50,000      48,619
                                                              --------
       Broadcast Services/Program -- 0.0%
         Nexstar Finance, Inc.
          Senior Sub. Notes
          7.00% due 01/15/14.....................   40,000      35,400
                                                              --------
       Building - Residential/Commercial -- 0.0%
         D.R. Horton, Inc.
          Company Guar. Notes
          5.00% due 01/15/09.....................   49,000      48,143
                                                              --------
       Cable TV -- 0.2%
         CCH II LLC/CCH II Capital Corp.
          Senior Notes
          10.25% due 09/15/10....................   43,000      42,785
         CCH II LLC/CCH II Capital Corp.
          Senior Notes, Series B
          10.25% due 09/15/10....................    7,000       6,956
         CCH II LLC/CCH II Capital Corp.
          Company Guar. Notes
          11.00% due 10/01/15....................   54,000      45,765
         Comcast Corp.
          Company Guar. Notes
          5.85% due 11/15/15.....................   98,000      97,722

AIG Retirement Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                  Principal Market Value
                 Security Description              Amount     (Note 2)
       -----------------------------------------------------------------
       CORPORATE BONDS & NOTES (continued)
       Cable TV (continued)
         Comcast Corp.
          Bonds
          6.40% due 05/15/38..................... $160,000    $151,714
         COX Communications, Inc.
          Bonds
          6.95% due 06/01/38*....................   40,000      40,456
                                                              --------
                                                               385,398
                                                              --------
       Casino Hotels -- 0.1%
         MGM Mirage, Inc.
          Senior Notes
          5.88% due 02/27/14.....................   85,000      72,675
         Turning Stone Resort Casino Enterprise
          Senior Notes
          9.13% due 09/15/14*....................   30,000      29,625
                                                              --------
                                                               102,300
                                                              --------
       Casino Services -- 0.0%
         Indianapolis Downs LLC
          Sec. Notes
          11.00% due 11/01/12*...................   20,000      18,400
                                                              --------
       Cellular Telecom -- 0.1%
         Centennial Communications Corp.
          Senior Notes
          8.45% due 01/01/13(1)..................   75,000      71,437
         Nextel Communications, Inc.
          Company Guar. Notes
          5.95% due 03/15/14.....................   50,000      38,625
         Rural Cellular Corp.
          Senior Sub. Notes
          6.08% due 06/01/13(1)..................   40,000      40,400
         Rural Cellular Corp.
          Senior Notes
          8.62% due 11/01/12(1)..................    5,000       5,088
                                                              --------
                                                               155,550
                                                              --------
       Chemicals - Diversified -- 0.1%
         E.I. Du Pont de Nemours & Co.
          Senior Notes
          4.88% due 04/30/14.....................   34,000      33,595
         ICI Wilmington, Inc.
          Company Guar. Notes
          5.63% due 12/01/13.....................  112,000     112,757
                                                              --------
                                                               146,352
                                                              --------
       Chemicals - Specialty -- 0.2%
         Huntsman International LLC
          Company Guar. Notes
          7.88% due 11/15/14.....................   50,000      53,500
         Lubrizol Corp.
          Senior Notes
          4.63% due 10/01/09.....................  200,000     198,611
         Momentive Performance Materials, Inc.
          Senior Sub. Notes
          11.50% due 12/01/16....................   80,000      67,800
                                                              --------
                                                               319,911
                                                              --------
       Commercial Services - Finance -- 0.1%
         The Western Union Co.
          Senior Notes
          5.40% due 11/17/11.....................  147,000     145,659
                                                              --------
       Computer Services -- 0.0%
         Compucom Systems, Inc.
          Senior Sub. Notes
          12.50% due 10/01/15*...................   25,000      23,375
                                                              --------

                                                        Principal Market Value
                 Security Description                    Amount     (Note 2)

 -----------------------------------------------------------------------------
 Computers-Periphery Equipment -- 0.0%
   Lexmark International, Inc.
    Senior Notes
    6.65% due 06/01/18................................. $ 50,000    $ 48,614
                                                                    --------
 Consumer Products - Misc. -- 0.0%
   American Achievement Corp.
    Senior Sub. Notes
    8.25% due 04/01/12.................................   15,000      14,813
                                                                    --------
 Containers-Paper/Plastic -- 0.1%
   Jefferson Smurfit Corp.
    Company Guar. Notes
    8.25% due 10/01/12.................................   10,000       9,200
   Smurfit - Stone Container Enterprises, Inc.
    Senior Notes
    8.00% due 03/15/17.................................  150,000     129,375
                                                                    --------
                                                                     138,575
                                                                    --------
 Cosmetics & Toiletries -- 0.0%
   Avon Products, Inc.
    Senior Notes
    5.75% due 03/01/18.................................   40,000      39,702
                                                                    --------
 Direct Marketing -- 0.0%
   Affinity Group, Inc.
    Senior Sub. Notes
    9.00% due 02/15/12.................................   40,000      36,900
                                                                    --------
 Diversified Financial Services -- 0.2%
   American Express Travel Related Services Co., Inc.
    Senior Notes
    5.25% due 11/21/11*................................  100,000      99,748
   General Electric Capital Corp.
    Senior Notes
    5.65% due 06/09/14.................................  100,000     102,162
   General Electric Capital Corp.
    Senior Notes
    5.88% due 01/14/38.................................  171,000     155,358
                                                                    --------
                                                                     357,268
                                                                    --------
 Diversified Manufacturing Operations -- 0.2%
   Cooper US, Inc.
    Senior Notes
    5.45% due 04/01/15.................................   56,000    $ 55,851
   Eaton Corp.
    Notes
    5.60% due 05/15/18.................................   73,000      71,637
   General Electric Co.
    Senior Notes
    5.25% due 12/06/17.................................   97,000      94,867
   Harsco Corp.
    Senior Notes
    5.75% due 05/15/18.................................   65,000      63,793
                                                                    --------
                                                                     286,148
                                                                    --------
 Diversified Operations -- 0.0%
   Capmark Financial Group, Inc.
    Company Guar. Notes
    5.88% due 05/10/12.................................   35,000      28,190
                                                                    --------
 Electric - Distribution -- 0.0%
   Old Dominion Electric Cooperative
    1st Mtg. Bonds
    5.68% due 12/01/28.................................   43,750      41,260
                                                                    --------
 Electric - Generation -- 0.2%
   Bruce Mansfield Unit
    Pass Through Certs.
    6.85% due 06/01/34.................................  121,000     119,904

AIG Retirement Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                Principal Market Value
                 Security Description            Amount     (Note 2)
          ------------------------------------------------------------
          CORPORATE BONDS & NOTES (continued)
          Electric - Generation (continued)
            The AES Corp.
             Senior Notes
             8.00% due 10/15/17................ $ 70,000    $ 70,263
            The AES Corp.
             Senior Notes
             8.88% due 02/15/11................   70,000      73,325
                                                            --------
                                                             263,492
                                                            --------
          Electric - Integrated -- 1.4%
            Centerpoint Energy, Inc.
             Senior Notes
             5.88% due 06/01/08................  130,000     130,000
            Centerpoint Energy, Inc.
             Senior Notes
             6.50% due 05/01/18................   30,000      29,363
            Commonwealth Edison Co.
             1st Mtg. Bonds
             5.95% due 08/15/16................   55,000      54,653
            Dominion Resources, Inc.
             Jr. Sub Notes
             6.30% due 09/30/66(1).............   95,000      87,369
            DTE Energy Co.
             Senior Notes
             7.05% due 06/01/11................  102,000     106,298
            Duke Energy Corp.
             Senior Notes
             4.20% due 10/01/08................  110,000     110,163
            Entergy Gulf States Louisiana LLC
             1st Mtg. Bonds
             6.00% due 05/01/18*...............  120,000     116,496
            Entergy Louisiana LLC
             1st Mtg. Bonds
             5.83% due 11/01/10................  165,000     160,899
            FirstEnergy Corp.
             Senior Notes
             6.45% due 11/15/11................  100,740     103,854
            Mackinaw Power LLC
             Sec. Notes
             6.30% due 10/31/23*...............  105,270     105,845
            Mirant Americas Generation LLC
             Senior Notes
             8.30% due 05/01/11................   25,000      25,937
            Mirant Mid - Atlantic LLC
             Pass Through Certs.
             Series B
             9.13% due 06/30/17................   31,308      34,713
            Nisource Finance Corp.
             Company Guar. Notes
             5.25% due 09/15/17................  100,000      88,799
            Nisource Finance Corp.
             Company Guar. Notes
             6.80% due 01/15/19................   34,000      33,372
            Pepco Holdings, Inc.
             Senior Notes
             6.13% due 06/01/17................  140,000     136,494
            Pepco Holdings, Inc.
             Senior Notes
             6.45% due 08/15/12................  100,000     103,119
            PSEG Power LLC
             Company Guar. Notes
             5.00% due 04/01/14................   82,000      78,801
            PSEG Power LLC
             Company Guar. Notes
             7.75% due 04/15/11................  100,000     106,687

                                                          Principal Market Value
                 Security Description                      Amount     (Note 2)

--------------------------------------------------------------------------------
Electric - Integrated (continued)
  Puget Sound Energy, Inc.
   Senior Notes
   5.20% due 10/01/15.................................... $183,000   $  173,887
  Sierra Pacific Power Co.
   Senior Notes
   6.75% due 07/01/37....................................  108,000      105,219
  Southern Energy, Inc.
   Notes
   7.90% due 07/15/09+(6)(7)(8)..........................  125,000            0
  Southern Power Co.
   Senior Notes
   4.88% due 07/15/15....................................   58,000       54,753
  Texas Competitive Electric Holdings Co. LLC, Series A
   Senior Notes
   10.25% due 11/01/15*..................................   40,000       40,850
  Texas Competitive Electric Holdings Co. LLC, Series B
   Senior Notes
   10.25% due 11/01/15*..................................   25,000       25,531
  Virginia Electric & Power Co.
   Notes
   4.10% due 12/15/08....................................  144,000      143,750
                                                                     ----------
                                                                      2,156,852
                                                                     ----------
Electronic Components - Semiconductors -- 0.1%
  Amkor Technology, Inc.
   Senior Notes
   7.75% due 05/15/13....................................   30,000       28,800
  National Semiconductor Corp.
   Senior Notes
   6.60% due 06/15/17....................................  100,000       97,743
  Spansion LLC
   Senior Sec. Notes
   6.20% due 06/01/13*(1)................................   10,000        7,300
                                                                     ----------
                                                                        133,843
                                                                     ----------
Electronic Measurement Instruments -- 0.1%
  Agilent Technologies, Inc.
   Senior Notes
   6.50% due 11/01/17....................................  104,000      101,217
                                                                     ----------
Electronics - Military -- 0.0%
  L-3 Communications Corp.
   Company Guar. Notes
   6.38% due 10/15/15....................................   35,000       33,731
                                                                     ----------
Finance - Auto Loans -- 0.2%
  Ford Motor Credit Co. LLC
   Senior Notes
   7.38% due 10/28/09....................................  110,000      107,134
  Ford Motor Credit Co. LLC
   Notes
   7.88% due 06/15/10....................................    1,000          948
  GMAC LLC
   Senior Notes
   6.88% due 09/15/11....................................   85,000       71,663
  GMAC LLC
   Senior Notes
   6.88% due 08/28/12....................................   64,000       51,551
                                                                     ----------
                                                                        231,296
                                                                     ----------
Finance - Commercial -- 0.1%
  Caterpillar Financial Services Corp.
   Senior Notes
   4.25% due 02/08/13....................................   45,000       43,830

AIG Retirement Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                   Principal Market Value
                  Security Description              Amount     (Note 2)
       ------------------------------------------------------------------
       CORPORATE BONDS & NOTES (continued)
       Finance - Commercial (continued)
         Textron Financial Corp.
          Senior Notes
          5.40% due 04/28/13...................... $130,000    $128,601
                                                               --------
                                                                172,431
                                                               --------
       Finance - Credit Card -- 0.2%
         American Express Credit Corp.
          Senior Notes
          5.88% due 05/02/13......................  133,000     133,019
         Capital One Financial Corp.
          Sub. Notes
          6.15% due 09/01/16......................   60,000      53,446
         MBNA America Bank NA
          Senior Notes
          7.13% due 11/15/12......................   79,000      84,183
                                                               --------
                                                                270,648
                                                               --------
       Finance - Investment Banker/Broker -- 1.7%
         Citigroup, Inc.
          Senior Notes
          5.00% due 09/15/14......................  100,000      93,567
         Citigroup, Inc.
          Senior Notes
          5.30% due 10/17/12......................  100,000      98,898
         Citigroup, Inc.
          Senior Notes
          5.85% due 07/02/13......................  100,000     100,422
         Citigroup, Inc.
          Senior Notes
          5.88% due 05/29/37......................   60,000      52,536
         Citigroup, Inc.
          Sub. Notes
          8.40% due 04/30/18(1)(9)................   93,000      92,190
         JPMorgan Chase & Co.
          Senior Notes
          5.38% due 01/15/14......................  110,000     110,672
         JPMorgan Chase & Co.
          Sub. Notes
          5.75% due 01/02/13......................  578,000     592,052
         JPMorgan Chase & Co.
          Senior Notes
          6.40% due 05/15/38......................   60,000      57,686
         JPMorgan Chase & Co.
          Sub. Notes
          7.90% due 04/30/18(1)(9)................  110,000     109,513
         Lehman Brothers Holdings, Inc.
          Notes
          5.50% due 04/04/16......................   44,000      39,673
         Lehman Brothers Holdings, Inc.
          Sub. Notes
          6.75% due 12/28/17......................   30,000      28,299
         Lehman Brothers Holdings, Inc.
          Sub. Notes
          6.88% due 07/17/37......................   99,000      85,486
         Lehman Brothers Holdings, Inc.
          Sub. Notes
          7.50% due 05/11/38......................   60,000      55,028
         Lehman Brothers Holdings, Inc.
          Senior Notes
          8.80% due 03/01/15......................  152,000     161,890
         Merrill Lynch & Co.
          Notes
          6.15% due 04/25/13......................  105,000     103,147
         Merrill Lynch & Co., Inc.
          Notes
          5.45% due 02/05/13......................  115,000     108,869

                                                     Principal Market Value
                  Security Description                Amount     (Note 2)

     ----------------------------------------------------------------------
     Finance - Investment Banker/Broker (continued)
       Merrill Lynch & Co., Inc.
        Sub. Notes
        7.75% due 05/14/38.......................... $100,000   $   94,370
       Morgan Stanley
        Senior Notes
        5.38% due 10/15/15..........................  102,000       94,767
       Morgan Stanley
        Senior Notes
        6.00% due 04/28/15..........................  100,000       96,555
       Morgan Stanley
        Senior Notes
        6.60% due 04/01/12..........................  100,000      102,035
       Morgan Stanley
        Senior Notes
        6.63% due 04/01/18..........................  100,000       98,430
       Schwab Capital Trust I
        Company Guar. Notes
        7.50% due 11/15/37(1).......................   23,000       20,956
       The Bear Stearns Cos., Inc.
        Notes
        4.50% due 10/28/10..........................    7,000        6,904
       The Bear Stearns Cos., Inc.
        Senior Notes
        5.70% due 11/15/14..........................  106,000      103,395
       The Bear Stearns Cos., Inc.
        Senior Notes
        7.63% due 12/07/09..........................   65,000       67,386
       The Goldman Sachs Group, Inc.
        Senior Notes
        6.15% due 04/01/18..........................   44,000       43,532
       The Goldman Sachs Group, Inc.
        Senior Notes
        6.75% due 10/01/37..........................  102,000       95,706
                                                                ----------
                                                                 2,713,964
                                                                ----------
     Finance - Mortgage Loan/Banker -- 0.0%
       Countrywide Financial Corp.
        Company Guar. Notes
        5.80% due 06/07/12..........................    3,000        2,775
       Countrywide Financial Corp.
        Sub. Notes
        6.25% due 05/15/16..........................   29,000       25,290
                                                                ----------
                                                                    28,065
                                                                ----------
     Food - Misc. -- 0.2%
       Kraft Foods, Inc.
        Senior Bonds
        5.63% due 11/01/11..........................  100,000      101,260
       Kraft Foods, Inc.
        Notes
        6.13% due 08/23/18..........................  100,000       97,556
       Kraft Foods, Inc.
        Sub. Notes
        6.88% due 01/26/39..........................  110,000      106,358
                                                                ----------
                                                                   305,174
                                                                ----------
     Funeral Services & Related Items -- 0.0%
       Service Corp. International
        Senior Notes
        6.75% due 04/01/16..........................   50,000       47,625
                                                                ----------
     Gambling (Non - Hotel) -- 0.0%
       Downstream Development Authority
        Senior Notes
        12.00% due 10/15/15*........................   15,000       11,850
                                                                ----------

AIG Retirement Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                    Principal Market Value
                 Security Description                Amount     (Note 2)
      --------------------------------------------------------------------
      CORPORATE BONDS & NOTES (continued)
      Home Furnishings -- 0.0%
        Simmons Co.
         Company Guar. Notes
         7.88% due 01/15/14........................ $ 25,000    $ 22,188
        Simmons Co.
         Senior Notes
         10.00% due 12/15/14(2)....................   36,000      26,640
                                                                --------
                                                                  48,828
                                                                --------
      Hotels/Motels -- 0.1%
        Starwood Hotels & Resorts Worldwide, Inc.
         Senior Notes
         6.25% due 02/15/13........................   55,000      53,788
        Starwood Hotels & Resorts Worldwide, Inc.
         Notes
         6.75% due 05/15/18........................   50,000      48,086
                                                                --------
                                                                 101,874
                                                                --------
      Independent Power Producer -- 0.1%
        NRG Energy, Inc.
         Company Guar. Notes
         7.38% due 02/01/16........................   75,000      73,125
                                                                --------
      Insurance Brokers -- 0.1%
        Marsh & McLennan Cos., Inc.
         Senior Notes
         5.15% due 09/15/10........................   55,000      54,615
        Marsh & McLennan Cos., Inc.
         Senior Notes
         7.13% due 06/15/09........................   25,000      25,322
        USI Holdings Corp.
         Senior Sub. Notes
         9.75% due 05/15/15*.......................   25,000      20,250
                                                                --------
                                                                 100,187
                                                                --------
      Insurance - Life/Health -- 0.4%
        Americo Life, Inc.
         Notes
         7.88% due 05/01/13*.......................  102,000     103,315
        Cigna Corp.
         Senior Notes
         6.35% due 03/15/18........................   55,000      54,931
        Genworth Life Institutional Funding Trust
         Notes
         5.88% due 05/03/13*.......................  160,000     158,800
        Lincoln National Corp.
         Senior Notes
         5.65% due 08/27/12........................   71,000      70,502
        Lincoln National Corp.
         Senior Notes
         6.30% due 10/09/37........................  100,000      94,273
        Monumental Global Funding II
         Notes
         5.65% due 07/14/11*.......................   54,000      54,805
        New York Life Global Funding
         Notes
         4.65% due 05/09/13*.......................  130,000     128,281
                                                                --------
                                                                 664,907
                                                                --------
      Insurance - Multi-line -- 0.1%
        Genworth Financial, Inc.
         Notes
         6.52% due 05/22/18........................   25,000      24,058
        MetLife Capital Trust X
         Debentures
         9.25% due 04/08/38*(1)....................  110,000     124,176
                                                                --------
                                                                 148,234
                                                                --------

                                                     Principal Market Value
                  Security Description                Amount     (Note 2)

     ----------------------------------------------------------------------
     Insurance - Mutual -- 0.1%
       Liberty Mutual Group, Inc.
        Company Guar. Notes
        10.75% due 06/15/58*(1)..................... $140,000    $138,600
                                                                 --------
     Insurance - Property/Casualty -- 0.1%
       Ace INA Holdings, Inc.
        Company Guar. Notes
        5.60% due 05/15/15..........................  104,000      99,962
       Chubb Corp.
        Senior Notes
        6.50% due 05/15/38..........................   56,000      55,052
       The Travelers Cos., Inc.
        Senior Notes
        6.25% due 06/15/37..........................   57,000      53,528
                                                                 --------
                                                                  208,542
                                                                 --------
     Insurance - Reinsurance -- 0.1%
       PartnerRe Finance A LLC
        Company Guar. Notes
        6.88% due 06/01/18..........................  120,000     118,115
                                                                 --------
     Investment Management/Advisor Services -- 0.2%
       Ameriprise Financial, Inc.
        Senior Notes
        5.35% due 11/15/10..........................  178,000     178,398
       LVB Acquisition Holding LLC
        Senior Notes
        10.38% due 10/15/17*........................   50,000      53,250
       LVB Acquisition Holding LLC
        Senior Sub. Notes
        11.63% due 10/15/17*........................   60,000      63,600
                                                                 --------
                                                                  295,248
                                                                 --------
     Medical Products -- 0.0%
       Universal Hospital Services, Inc.
        Senior Bonds
        8.50% due 06/01/15..........................   40,000      40,400
                                                                 --------
     Medical - Drugs -- 0.3%
       American Home Products Corp.
        Notes
        6.70% due 03/15/11..........................  103,000     109,237
       GlaxoSmithKline Capital, Inc.
        Company Guar. Notes
        6.38% due 05/15/38..........................  120,000     118,493
       Schering-Plough Corp.
        Senior Notes
        6.55% due 09/15/37..........................  101,000      98,460
       Wyeth
        Bonds
        5.50% due 02/01/14..........................  112,000     112,525
                                                                 --------
                                                                  438,715
                                                                 --------
     Medical - HMO -- 0.1%
       UnitedHealth Group, Inc.
        Senior Notes
        6.88% due 02/15/38..........................  101,000      96,626
                                                                 --------
     Medical - Hospitals -- 0.2%
       Community Health Systems, Inc.
        Senior Notes
        8.88% due 07/15/15..........................   60,000      61,875
       HCA, Inc.
        Senior Notes
        6.25% due 02/15/13..........................   70,000      63,000
       HCA, Inc.
        Senior Notes
        9.25% due 11/15/16..........................  130,000     137,312
       IASIS Healthcare LLC / IASIS Capital Corp.
        Bank Guar. Notes
        8.75% due 06/15/14..........................   55,000      56,513
                                                                 --------
                                                                  318,700
                                                                 --------

AIG Retirement Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                    Principal Market Value
                 Security Description                Amount     (Note 2)
     ---------------------------------------------------------------------
     CORPORATE BONDS & NOTES (continued)
     Medical - Wholesale Drug Distribution -- 0.1%
       Cardinal Health, Inc.
        Senior Notes
        5.50% due 06/15/13......................... $ 91,000    $ 90,543
                                                                --------
     Metal Processors & Fabrication -- 0.1%
       Timken Co.
        Notes
        5.75% due 02/15/10.........................   88,000      87,990
                                                                --------
     Metal - Aluminum -- 0.1%
       Alcoa, Inc.
        Notes
        6.00% due 01/15/12.........................   66,000      67,082
       Alcoa, Inc.
        Bonds
        6.50% due 06/15/18.........................   65,000      65,954
                                                                --------
                                                                 133,036
                                                                --------
     Metal - Diversified -- 0.1%
       Freeport-McMoRan Copper & Gold, Inc.
        Senior Notes
        8.38% due 04/01/17.........................   45,000      48,375
       Noranda Aluminium Acquisition Corp.
        Senior Notes
        6.83% due 05/15/15*(1).....................   40,000      35,100
                                                                --------
                                                                  83,475
                                                                --------
     Multimedia -- 0.3%
       Belo Corp.
        Senior Notes
        6.75% due 05/30/13.........................   55,000      53,267
       Cox Enterprises, Inc.
        Notes
        7.88% due 09/15/10*........................  143,000     150,835
       News America, Inc.
        Company Guar. Bonds
        7.30% due 04/30/28.........................   65,000      66,760
       Time Warner Cos., Inc.
        Company Guar. Notes
        7.25% due 10/15/17.........................   86,000      89,502
       Time Warner Entertainment Co. LP
        Senior Notes
        8.38% due 07/15/33.........................  102,000     111,435
                                                                --------
                                                                 471,799
                                                                --------
     Networking Products -- 0.0%
       Cisco Systems, Inc.
        Senior Notes
        5.50% due 02/22/16.........................   40,000      40,513
                                                                --------
     Non - Hazardous Waste Disposal -- 0.1%
       Republic Services, Inc.
        Notes
        6.09% due 03/15/35.........................   95,000      87,773
       Waste Management, Inc.
        Company Guar. Notes
        6.88% due 05/15/09.........................   52,000      53,179
                                                                --------
                                                                 140,952
                                                                --------
     Office Automation & Equipment -- 0.1%
       IKON Office Solutions, Inc.
        Senior Notes
        7.75% due 09/15/15.........................   30,000      30,450
       Pitney Bowes, Inc.
        Notes
        5.25% due 01/15/37.........................  174,000     169,777
                                                                --------
                                                                 200,227
                                                                --------

                                                      Principal Market Value
                  Security Description                 Amount     (Note 2)

    ------------------------------------------------------------------------
    Oil & Gas Drilling -- 0.0%
      Transocean, Inc.
       Senior Notes
       6.00% due 03/15/18............................ $ 59,000    $ 59,572
                                                                  --------
    Oil Companies - Exploration & Production -- 0.3%
      Chesapeake Energy Corp.
       Senior Notes
       7.25% due 12/15/18............................  100,000      99,250
      Chesapeake Energy Corp.
       Company Guar. Notes
       7.50% due 09/15/13............................  145,000     147,537
      Sabine Pass LNG LP
       Sec. Notes
       7.50% due 11/30/16............................  165,000     150,769
                                                                  --------
                                                                   397,556
                                                                  --------
    Oil Companies - Integrated -- 0.1%
      Hess Corp.
       Bonds
       7.88% due 10/01/29............................   70,000      80,834
      Marathon Oil Corp.
       Senior Notes
       5.90% due 03/15/18............................  100,000      98,895
                                                                  --------
                                                                   179,729
                                                                  --------
    Oil Refining & Marketing -- 0.1%
      The Premcor Refining Group, Inc.
       Company Guar. Notes
       6.75% due 05/01/14............................  144,000     145,841
      Valero Energy Corp.
       Senior Notes
       6.63% due 06/15/37............................   84,000      77,672
                                                                  --------
                                                                   223,513
                                                                  --------
    Oil - Field Services -- 0.0%
      Allis - Chalmers Energy, Inc.
       Company Guar. Notes
       9.00% due 01/15/14............................   10,000       9,775
                                                                  --------
    Paper & Related Products -- 0.1%
      Bowater, Inc.
       Notes
       6.50% due 06/15/13............................   25,000      15,750
      Georgia - Pacific Corp.
       Company Guar. Notes
       7.00% due 01/15/15*...........................   30,000      29,850
      Georgia - Pacific Corp.
       Company Guar. Notes
       7.13% due 01/15/17*...........................   10,000       9,875
      International Paper Co.
       Senior Notes
       8.70% due 06/15/38............................  120,000     120,517
                                                                  --------
                                                                   175,992
                                                                  --------
    Physicians Practice Management -- 0.0%
      US Oncology, Inc.
       Senior Sub. Notes
       10.75% due 08/15/14...........................   40,000      40,300
                                                                  --------
    Pipelines -- 0.4%
      CenterPoint Energy Resources Corp.
       Notes
       7.75% due 02/15/11............................  110,000     116,471
      Copano Energy LLC
       Senior Notes
       7.75% due 06/01/18*...........................   75,000      74,531
      Copano Energy LLC
       Company Guar. Notes
       8.13% due 03/01/16............................  110,000     113,025

AIG Retirement Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                   Principal Market Value
                 Security Description               Amount     (Note 2)
      -------------------------------------------------------------------
      CORPORATE BONDS & NOTES (continued)
      Pipelines (continued)
        Duke Energy Field Services LLC
         Notes
         6.88% due 02/01/11....................... $100,000    $102,843
        Dynegy-Roseton Danskammer
         Pass Through Certs.
         Series B
         7.67% due 11/08/16.......................   65,000      65,325
        Panhandle Eastern Pipeline Co.
         Senior Notes
         6.20% due 11/01/17.......................   98,000      93,322
        Williams Cos., Inc.
         Senior Notes
         7.88% due 09/01/21.......................   75,000      81,750
                                                               --------
                                                                647,267
                                                               --------
      Publishing - Periodicals -- 0.0%
        Dex Media West LLC/Dex Media Finance Co.
         Senior Notes
         8.50% due 08/15/10.......................   25,000      25,063
        The Reader's Digest Association, Inc.
         Senior Sub. Notes
         9.00% due 02/15/17*......................   30,000      23,025
                                                               --------
                                                                 48,088
                                                               --------
      Radio -- 0.1%
        Chancellor Media Corp.
         Company Guar. Notes
         8.00% due 11/01/08.......................  150,000     152,789
                                                               --------
      Real Estate Investment Trusts -- 0.3%
        Health Care Property Investors, Inc.
         Senior Notes
         5.65% due 12/15/13.......................   80,000      75,195
        iStar Financial, Inc.
         Notes
         5.65% due 09/15/11.......................  113,000     100,146
        Liberty Property LP
         Senior Notes
         6.63% due 10/01/17.......................   55,000      51,420
        PPF Funding, Inc.
         Bonds
         5.35% due 04/15/12*......................   55,000      53,217
        Reckson Operating Partnership LP
         Senior Notes
         6.00% due 03/31/16.......................   31,000      26,082
        Simon Property Group LP
         Notes
         5.38% due 08/28/08.......................   32,000      32,017
        Simon Property Group LP
         Senior Notes
         6.13% due 05/30/18.......................   50,000      49,065
        Vornado Realty LP
         Notes
         4.50% due 08/15/09.......................   55,000      53,345
                                                               --------
                                                                440,487
                                                               --------
      Recycling -- 0.0%
        Aleris International, Inc.
         Company Guar. Notes
         9.00% due 12/15/14.......................   40,000      32,700
                                                               --------
      Rental Auto/Equipment -- 0.2%
        Erac USA Finance Co.
         Company Guar. Notes
         7.00% due 10/15/37*......................  110,000      93,313
        Erac USA Finance Co.
         Notes
         7.35% due 06/15/08*......................  130,000     130,151

                                                             Principal Market Value
                   Security Description                       Amount     (Note 2)

-----------------------------------------------------------------------------------
Rental Auto/Equipment (continued)
  United Rentals North America, Inc.
   Senior Sub. Notes
   7.75% due 11/15/13....................................... $ 35,000    $ 30,012
                                                                         --------
                                                                          253,476
                                                                         --------
Research & Development -- 0.0%
  Alion Science and Technology Corp.
   Company Guar. Notes
   10.25% due 02/01/15......................................   40,000      28,200
                                                                         --------
Retail - Discount -- 0.1%
  Wal-Mart Stores, Inc.
   Senior Notes
   6.20% due 04/15/38.......................................  104,000     102,186
                                                                         --------
Retail - Drug Store -- 0.0%
  CVS Corp.
   Senior Notes
   6.13% due 08/15/16.......................................   59,000      59,923
  CVS Lease Pass Through Trust
   Pass Through Certs.
   6.04% due 12/10/28*......................................      968         877
                                                                         --------
                                                                           60,800
                                                                         --------
Retail - Regional Department Stores -- 0.0%
  Neiman-Marcus Group, Inc.
   Senior Sub. Notes
   10.38% due 10/15/15......................................   30,000      31,013
                                                                         --------
Retail - Restaurants -- 0.0%
  NPC International, Inc.
   Company Guar. Notes
   9.50% due 05/01/14.......................................   40,000      35,600
                                                                         --------
Savings & Loans/Thrifts -- 0.3%
  Independence Community Bank Corp.
   Sub. Notes
   3.50% due 06/20/13(1)....................................   59,000      47,300
  Sovereign Bancorp, Inc.
   Senior Notes
   4.80% due 09/01/10.......................................  166,000     150,829
  Washington Mutual Preferred Funding III
   Bonds
   6.90% due 06/15/12*(1)(9)................................  100,000      58,000
  Washington Mutual, Inc.
   Senior Notes
   5.50% due 08/24/11.......................................   80,000      74,000
  Western Financial Bank
   Senior Debentures
   9.63% due 05/15/12.......................................  124,000     129,809
                                                                         --------
                                                                          459,938
                                                                         --------
Special Purpose Entities -- 0.4%
  BAE Systems Holdings, Inc.
   Notes
   5.20% due 08/15/15*......................................   85,000      80,604
  Chukchansi Economic Development Authority
   Senior Notes
   8.00% due 11/15/13*......................................   35,000      30,800
  Goldman Sachs Capital III
   Company Guar. Notes
   3.85% due 09/01/12(1)(9).................................  162,000     114,145
  Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft
   Company Guar. Notes
   8.88% due 04/01/15.......................................   10,000      10,200
  Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft
   Company Guar. Notes
   9.75% due 04/01/17.......................................   25,000      25,625

AIG Retirement Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                Principal Market Value
                 Security Description            Amount     (Note 2)
         -------------------------------------------------------------
         CORPORATE BONDS & NOTES (continued)
         Special Purpose Entities (continued)
           KAR Holdings, Inc.
            Company Guar. Notes
            6.87% due 05/01/14(1).............. $ 60,000    $ 53,400
           Norbord Delaware GP I
            Company Guar. Notes
            6.45% due 02/15/17*................   45,000      36,520
           Pricoa Global Funding I
            Notes
            5.30% due 09/27/13*................   90,000      87,962
           Principal Life Global Funding I
            Sec. Notes
            5.25% due 01/15/13*................  177,000     174,174
           Snoqualmie Entertainment Authority
            Notes
            9.13% due 02/01/15*................   40,000      30,800
                                                            --------
                                                             644,230
                                                            --------
         Steel - Producers -- 0.2%
           International Steel Group, Inc.
            Senior Notes
            6.50% due 04/15/14.................  110,000     111,027
           Reliance Steel & Aluminum Co.
            Company Guar. Notes
            6.85% due 11/15/36.................   55,000      49,983
           Ryerson, Inc.
            Senior Sec. Notes
            10.25% due 11/01/14*(1)............   50,000      46,125
           United States Steel Corp.
            Senior Notes
            7.00% due 02/01/18.................   45,000      44,989
                                                            --------
                                                             252,124
                                                            --------
         Telecom Services -- 0.2%
           Bellsouth Telecommunications, Inc.
            Debentures
            7.00% due 12/01/95.................  180,000     171,512
           Fairpoint Communications, Inc.
            Senior Notes
            13.13% due 04/01/18*...............   40,000      41,000
           Qwest Corp.
            Senior Notes
            7.50% due 10/01/14.................   55,000      54,725
                                                            --------
                                                             267,237
                                                            --------
         Telephone - Integrated -- 0.4%
           AT&T Corp.
            Senior Notes
            7.30% due 11/15/11.................  101,000     108,094
           BellSouth Corp.
            Senior Notes
            6.00% due 10/15/11.................  200,000     206,714
           Cincinnati Bell, Inc.
            Company Guar. Notes
            7.00% due 02/15/15.................   25,000      24,125
           Pacific Bell Telephone Co.
            Company Guar. Notes
            7.13% due 03/15/26.................  100,000     100,265
           Verizon Communications, Inc.
            Bonds
            6.90% due 04/15/38.................   40,000      41,568
           Verizon New York, Inc.
            Debentures
            6.88% due 04/01/12.................  114,000     119,718
                                                            --------
                                                             600,484
                                                            --------

                                                            Principal Market Value
                  Security Description                       Amount     (Note 2)

----------------------------------------------------------------------------------
Television -- 0.1%
  Paxson Communication Corp.
   Senior Notes
   5.96% due 01/15/12*(1).................................. $ 30,000  $    25,050
  Paxson Communication Corp.
   Sec. Senior Notes
   8.96% due 01/15/13*(1)..................................   70,000       44,100
  Young Broadcasting, Inc.
   Company Guar. Notes
   10.00% due 03/01/11.....................................   20,000       13,400
                                                                      -----------
                                                                           82,550
                                                                      -----------
Transactional Software -- 0.0%
  Open Solutions, Inc.
   Senior Sub. Notes
   9.75% due 02/01/15*.....................................   25,000       20,625
                                                                      -----------
Transport - Air Freight -- 0.2%
  Atlas Air, Inc.
   Pass Through Certs.
   Series 1991-1, Class A-1
   7.20% due 01/02/19......................................  260,595      242,353
                                                                      -----------
Transport - Rail -- 0.1%
  CSX Corp.
   Senior Notes
   6.25% due 04/01/15......................................  100,000       99,464
  CSX Corp.
   Senior Notes
   6.25% due 03/15/18......................................  102,000       99,088
                                                                      -----------
                                                                          198,552
                                                                      -----------
Transport-Services -- 0.1%
  PHI, Inc.
   Company Guar. Notes
   7.13% due 04/15/13......................................   80,000       77,200
                                                                      -----------
Travel Service -- 0.0%
  Travelport LLC
   Company Guar. Notes
   7.70% due 09/01/14(1)...................................   40,000       34,000
                                                                      -----------
Total Corporate Bonds & Notes
   (cost $21,592,104)......................................            21,007,655
                                                                      -----------
FOREIGN CORPORATE BONDS & NOTES -- 2.8%
Banks - Commercial -- 0.3%
  Barclays Bank PLC
   Sub. Notes
   5.93% due 12/15/16*(1)(9)...............................  130,000      111,412
  Barclays Bank PLC
   Jr. Sub. Notes
   7.43% due 12/15/17*(1)(9)...............................   15,000       14,638
  Caisse Nationale des Caisses d'Epargne et de Prevoyance
   Notes
   3.86% due 12/30/09(1)(9)................................  102,000       62,347
  Credit Agricole SA
   Jr. Sub. Notes
   6.64% due 05/31/17*(1)(9)...............................   87,000       71,496
  HBOS PLC
   Sub. Notes
   5.92% due 10/01/15*(1)(9)...............................   65,000       50,762
  HBOS PLC
   Sub. Notes
   6.75% due 05/21/18*.....................................  120,000      117,057
  NIB Capital Bank
   Bonds
   5.82% due 12/11/13*(1)(9)...............................  110,000       55,909
                                                                      -----------
                                                                          483,621
                                                                      -----------

AIG Retirement Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                    Principal Market Value
                  Security Description               Amount     (Note 2)
      --------------------------------------------------------------------
      FOREIGN CORPORATE BONDS & NOTES (continued)
      Banks - Money Center -- 0.1%
        Deutsche Bank AG (London)
         Notes
         4.88% due 05/20/13........................ $130,000    $128,636
        Mizuho Financial Group Cayman, Ltd.
         Bank Guar. Bonds
         8.38% due 04/27/09(9).....................  120,000     120,929
                                                                --------
                                                                 249,565
                                                                --------
      Beverages - Wine/Spirits -- 0.1%
        Diageo Finance BV
         Company Guar. Notes
         3.88% due 04/01/11........................  156,000     152,496
                                                                --------
      Cellular Telecom -- 0.1%
        Vodafone Group PLC
         Senior Notes
         5.38% due 01/30/15........................  101,000      99,485
                                                                --------
      Containers - Metal/Glass -- 0.1%
        Rexam PLC
         Bonds
         6.75% due 06/01/13*.......................  162,000     160,967
                                                                --------
      Cruise Lines -- 0.0%
        Royal Caribbean Cruises, Ltd.
         Senior Notes
         7.00% due 06/15/13........................   65,000      60,044
                                                                --------
      Diversified Manufacturing Operations -- 0.1%
        Bombardier, Inc.
         Senior Notes
         8.00% due 11/15/14*.......................   55,000      57,750
        Tyco International Group SA
         Company Guar. Notes
         6.00% due 11/15/13........................  110,000     109,565
                                                                --------
                                                                 167,315
                                                                --------
      Diversified Operations -- 0.5%
        Hutchison Whampoa Finance, Ltd.
         Company Guar. Notes
         7.50% due 08/01/27*.......................  700,000     736,749
                                                                --------
      Electric - Integrated -- 0.1%
        Empresa Nacional de Electricidad SA
         Bonds
         7.33% due 02/01/37........................   72,000      74,440
        TransAlta Corp.
         Senior Notes
         6.65% due 05/15/18........................   62,000      61,434
                                                                --------
                                                                 135,874
                                                                --------
      Electronic Components-Misc. -- 0.0%
        NXP BV/NXP Funding LLC
         Company Guar. Notes
         9.50% due 10/15/15........................    4,000       3,775
                                                                --------
      Food - Retail -- 0.1%
        Delhaize Group SA
         Notes
         6.50% due 06/15/17........................   98,000     100,347
                                                                --------
      Insurance - Multi-line -- 0.1%
        Aegon NV
         Sub. Bonds
         4.21% due 07/15/14(1)(9)..................  145,000      88,087
                                                                --------
      Investment Companies -- 0.0%
        Xstrata Finance Canada, Ltd.
         Notes
         6.90% due 11/15/37*.......................   49,000      46,825
                                                                --------

                                                      Principal Market Value
                  Security Description                 Amount     (Note 2)

    ------------------------------------------------------------------------
    Medical - Drugs -- 0.1%
      Angiotech Pharmaceuticals, Inc.
       Company Guar. Notes
       6.83% due 12/01/13(1)......................... $ 40,000    $ 34,600
      Angiotech Pharmaceuticals, Inc.
       Company Guar. Notes
       7.75% due 04/01/14............................   40,000      30,300
      AstraZeneca PLC
       Senior Notes
       5.90% due 09/15/17............................  100,000     102,305
      Elan Finance PLC
       Company Guar. Bonds
       7.75% due 11/15/11............................   55,000      53,763
                                                                  --------
                                                                   220,968
                                                                  --------
    Oil Companies - Exploration & Production -- 0.1%
      EnCana Corp.
       Bonds
       6.50% due 08/15/34............................   25,000      24,727
      EnCana Corp.
       Sub. Notes
       6.50% due 02/01/38............................  120,000     118,326
      OPTI Canada, Inc.
       Senior Notes
       7.88% due 12/15/14............................   40,000      40,500
                                                                  --------
                                                                   183,553
                                                                  --------
    Oil Companies - Integrated -- 0.1%
      Petro - Canada
       Senior Notes
       6.80% due 05/15/38............................   90,000      88,005
                                                                  --------
    Paper & Related Products -- 0.0%
      Abitibi - Consolidated, Inc.
       Notes
       8.55% due 08/01/10............................   55,000      30,250
                                                                  --------
    Pipelines -- 0.1%
      Enbridge, Inc.
       Bonds
       5.80% due 06/15/14............................  189,000     188,076
                                                                  --------
    Real Estate Operations & Development -- 0.1%
      Brascan Corp.
       Notes
       8.13% due 12/15/08............................  141,000     142,269
                                                                  --------
    Special Purpose Entities -- 0.2%
      Hybrid Capital Funding I LP
       Sub. Notes
       8.00% due 06/30/11(9).........................  208,000     141,440
      SMFG Preferred Capital, Ltd.
       Bonds
       6.08% due 01/25/17*(1)(9).....................  101,000      88,014
      SovRisc BV
       Notes
       4.63% due 10/31/08*...........................  113,000     113,974
                                                                  --------
                                                                   343,428
                                                                  --------
    Steel - Producers -- 0.1%
      ArcelorMittal
       Notes
       6.13% due 06/01/18*...........................  100,000      97,439
                                                                  --------
    Telecom Services -- 0.0%
      TELUS Corp.
       Notes
       8.00% due 06/01/11............................   50,000      53,957
                                                                  --------

AIG Retirement Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                   Principal Market Value
                 Security Description               Amount     (Note 2)
      -------------------------------------------------------------------
      FOREIGN CORPORATE BONDS & NOTES (continued)
      Telecommunication Equipment -- 0.0%
        Nortel Networks, Ltd.
         Company Guar. Notes
         10.75% due 07/15/16*..................... $ 50,000   $   49,375
                                                              ----------
      Telephone - Integrated -- 0.1%
        Telecom Italia Capital SA
         Company Guar. Bonds
         6.20% due 07/18/11.......................   80,000       81,230
        Telecom Italia Capital SA
         Company Guar. Notes
         7.72% due 06/04/38.......................   96,000       96,606
                                                              ----------
                                                                 177,836
                                                              ----------
      Transport - Marine -- 0.1%
        DP World, Ltd.
         Bonds
         6.85% due 07/02/37*......................  132,000      107,438
                                                              ----------
      Transport - Rail -- 0.1%
        Canadian National Railway Co.
         Notes
         6.38% due 10/15/11.......................  110,000      114,922
                                                              ----------
      Water -- 0.1%
        Veolia Environnement
         Notes
         6.75% due 06/01/38.......................  100,000       98,856
                                                              ----------
      Total Foreign Corporate Bonds & Notes
         (cost $4,703,861)........................             4,381,522
                                                              ----------
      FOREIGN GOVERNMENT AGENCIES -- 0.1%
      Sovereign -- 0.1%
        Government of United Kingdom
         Notes
         2.25% due 07/08/08*
         (cost $109,999)..........................  110,000      110,019
                                                              ----------
      U.S. GOVERNMENT AGENCIES -- 10.0%
      Federal Home Loan Mtg. Corp. -- 5.1%
        4.50% due 01/15/34........................  510,000      487,678
        5.00% due 11/15/28........................  247,000      249,219
        5.00% due 09/15/31........................  315,000      314,562
        5.00% due 10/01/33........................   26,381       25,592
        5.00% due 10/15/34........................  505,000      490,086
        5.00% due 07/01/35........................  138,342      133,946
        5.00% due 10/01/35........................  728,184      705,042
        5.00% due 01/01/37........................  263,927      255,288
        5.50% due 11/15/25........................  900,000      894,327
        5.50% due 06/15/31........................  282,000      285,246
        5.50% due 10/01/33........................   12,563       12,525
        5.50% due 01/01/35........................  497,540      495,099
        5.50% due 08/01/37........................  800,875      796,195
        5.50% due 10/01/37........................  693,566      689,513
        5.79% due 01/01/37(1).....................  196,093      200,083
        5.81% due 01/01/37(1).....................  424,157      431,215
        5.96% due 10/01/36(1).....................  566,720      577,302
        6.00% due 08/01/36........................  505,053      513,459
        6.50% due 12/01/28........................  185,715      193,857
        6.50% due 11/01/33........................   10,081       10,476
        6.50% due 05/01/36........................    6,959        7,193
        7.00% due 06/01/32........................   69,346       73,555
        7.50% due 04/01/31........................  123,029      132,667
        8.00% due 04/01/30........................   14,292       15,462
        8.00% due 07/01/30........................      197          213
        8.00% due 12/01/30........................   34,359       37,170
                                                              ----------
                                                               8,026,970
                                                              ----------

                                                         Principal  Market Value
                 Security Description                     Amount      (Note 2)

--------------------------------------------------------------------------------
Federal National Mtg. Assoc. -- 4.8%
  4.50% due 11/01/22.................................... $  836,509 $    817,768
  5.00% due 11/25/30....................................    295,000      294,828
  5.00% due 11/01/33....................................     25,847       25,074
  5.00% due 03/01/34....................................  1,152,547    1,116,999
  5.00% due 10/01/35....................................    223,812      216,699
  5.50% due 03/01/18....................................     31,471       32,010
  5.50% due 11/01/22....................................    235,775      238,588
  5.50% due 12/01/33....................................    715,703      713,310
  5.50% due 05/01/34....................................    546,646      544,818
  5.50% due 02/01/36(1).................................    262,757      267,698
  5.50% due 11/01/36....................................    526,629      523,551
  6.00% due 12/01/16....................................    127,146      130,893
  6.00% due 05/01/17....................................     94,026       96,797
  6.00% due 12/01/33....................................    246,206      250,999
  6.00% due 10/01/36....................................    449,849      456,920
  6.00% due 04/01/38....................................    580,980      589,931
  6.50% due 02/01/17....................................     76,508       79,574
  6.50% due 08/01/31....................................     95,604       99,467
  6.50% due 07/01/32....................................    139,403      144,905
  6.50% due 07/01/36....................................    208,030      214,746
  6.50% due 10/01/37....................................    496,904      512,839
  7.00% due 09/01/31....................................     79,869       84,639
  7.50% due 06/01/15....................................     25,648       26,741
                                                                    ------------
                                                                       7,479,794
                                                                    ------------
Government National Mtg. Assoc. -- 0.1%
  6.00% due 02/15/29....................................      7,771        7,950
  6.00% due 04/15/29....................................     24,071       24,626
  6.00% due 06/15/29....................................     37,189       38,067
  6.50% due 02/15/29....................................    104,556      108,647
  6.50% due 04/15/31....................................     12,367       12,843
                                                                    ------------
                                                                         192,133
                                                                    ------------
Total U.S. Government Agencies
   (cost $15,744,552)...................................              15,698,897
                                                                    ------------
U.S. GOVERNMENT TREASURIES -- 9.9%
United States Treasury Bonds -- 1.1%
  4.75% due 02/15/37....................................    496,000      499,487
  7.88% due 02/15/21....................................    850,000    1,125,055
                                                                    ------------
                                                                       1,624,542
                                                                    ------------
United States Treasury Notes -- 8.8%
  2.13% due 01/31/10....................................  6,000,000    5,958,750
  2.75% due 02/28/13....................................     55,000       53,432
  2.88% due 01/31/13....................................  2,189,000    2,141,628
  3.50% due 02/15/18....................................    123,000      117,532
  4.00% due 02/15/14....................................    500,000      512,227
  4.00% due 02/15/15....................................  3,100,000    3,164,421
  4.25% due 11/15/17....................................    518,000      525,527
  4.50% due 02/15/16....................................    125,000      130,332
  4.63% due 11/15/16....................................    100,000      104,664
  4.88% due 06/30/12....................................  1,000,000    1,061,172
                                                                    ------------
                                                                      13,769,685
                                                                    ------------
Total U.S. Government Treasuries
   (cost $15,528,771)...................................              15,394,227
                                                                    ------------
Total Long-Term Investment Securities
   (cost $142,440,702)..................................             143,690,645
                                                                    ------------
SHORT-TERM INVESTMENT SECURITIES -- 2.8%
Commercial Paper -- 1.3%
  Erste Finance LLC
   2.35% due 06/02/08...................................  2,000,000    1,999,869
                                                                    ------------
Time Deposits -- 1.3%
  Euro Time Deposit with State Street Bank & Trust Co.
   0.50% due 06/02/08...................................    796,000      796,000

AIG Retirement Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                              Principal  Market Value
                   Security Description                        Amount      (Note 2)
-------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT SECURITIES (continued)
Time Deposits (continued)
  Euro Time Deposit with State Street Bank & Trust Co.
   0.85% due 06/02/08....................................... $1,249,000  $  1,249,000
                                                                         ------------
                                                                            2,045,000
                                                                         ------------
U.S. Government Treasuries -- 0.2%
  United States Treasury Bills
   1.70% due 07/10/08(10)...................................    150,000       149,724
   1.75% due 07/17/08(10)...................................    200,000       199,552
                                                                         ------------
                                                                              349,276
                                                                         ------------
Total Short-Term Investment Securities
   (cost $4,394,145)........................................                4,394,145
                                                                         ------------
REPURCHASE AGREEMENTS -- 5.2%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 1.71%, dated 05/30/08, to be repurchased
   06/02/08 in the amount of $5,020,715 and collateralized
   by Federal Home Loan Bank Bonds, bearing interest at
   4.50%, due 04/06/09 and having an approximate value
   of $5,153,400............................................  5,020,000     5,020,000
  Agreement with State Street Bank & Trust Co., bearing
   interest at 1.71%, dated 05/30/08, to be repurchased
   06/02/08 in the amount of $3,119,444 and collateralized
   by Federal National Mtg. Assoc. Notes, bearing interest
   at 6.12%, due 08/24/27 and having an approximate
   value of $3,182,625......................................  3,119,000     3,119,000
                                                                         ------------
Total Repurchase Agreements
   (cost $8,139,000)........................................                8,139,000
                                                                         ------------
TOTAL INVESTMENTS
   (cost $154,973,847)(11)..................................      100.0%  156,223,790
Other assets less liabilities...............................        0.0        36,258
                                                             ----------  ------------
NET ASSETS --                                                     100.0% $156,260,048
                                                             ==========  ============

--------
+  Non-income producing security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2008, the aggregate value of these securities was $5,093,136 representing 3.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of May 31, 2008.
(2)"Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.
(3)Commercial Mortgaged Back Security
(4)Collateralized Mortgage Obligation
(5)Variable Rate Security -- the rate reflected is as of May 31, 2008, maturity date reflects the stated maturity date.
(6)Fair valued security; see Note 2
(7)Illiquid security
(8)To the extent permitted by the Statement of Additional Information, the Asset Allocation Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2008, the Asset Allocation Fund held the following restricted securities:

                                                                    Market   Value as a
                         Acquisition Principal Acquisition Market    Value      % of
         Name               Date      Amount      Cost     Value   Per Share Net Assets
------------------------ ----------- --------- ----------- ------- --------- ----------
ICO North America, Inc.
 7.50% due 08/15/09.....  08/11/05   $ 20,000    $20,000   $17,400  $87.00      0.00%
Southern Energy, Inc.
 7.90% due 07/15/09.....  01/10/06    125,000          0         0    0.00      0.00
                                                           -------              ----
                                                           $17,400              0.00%
                                                           =======              ====

(9) Perpetual maturity -- maturity date reflects the next call date.
(10)The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(11)See Note 5 for cost of investments on a tax basis.

Open Futures Contracts
-----------------------------------------------------------------------------------
                                                                       Unrealized
Number of                         Expiration  Value at  Value as of   Appreciation
Contracts      Description           Date    Trade Date May 31, 2008 (Depreciation)
-----------------------------------------------------------------------------------
 25 Long  E-Mini MSCI EAFE Index. June 2008  $2,464,735  $2,688,000     $223,265
                                                                        ========

See Notes to Financial Statements

AIG Retirement Company I Blue Chip Growth Fund
PORTFOLIO PROFILE -- May 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

             Oil -- Field Services........................... 6.0%
             Collective Investment Pool...................... 5.1
             Diversified Manufacturing Operations............ 4.5
             Medical -- Biomedical/Gene...................... 4.5
             Computers....................................... 4.2
             Oil Companies -- Integrated..................... 4.0
             Banks -- Fiduciary.............................. 3.7
             Web Portals/ISP................................. 3.5
             Wireless Equipment.............................. 3.0
             Finance -- Investment Banker/Broker............. 2.8
             Aerospace/Defense............................... 2.7
             Networking Products............................. 2.6
             Applications Software........................... 2.5
             Medical Instruments............................. 2.3
             Medical -- Drugs................................ 2.3
             Retail -- Drug Store............................ 2.3
             E-Commerce/Products............................. 2.1
             Investment Management/Advisor Services.......... 2.0
             Agricultural Chemicals.......................... 2.0
             Medical -- HMO.................................. 1.9
             Electronic Components -- Semiconductors......... 1.9
             Engineering/R&D Services........................ 1.8
             Medical Products................................ 1.7
             Cellular Telecom................................ 1.6
             Retail -- Discount.............................. 1.6
             Commercial Services -- Finance.................. 1.6
             Metal -- Diversified............................ 1.6
             Data Processing/Management...................... 1.6
             Pharmacy Services............................... 1.6
             Semiconductor Components -- Integrated Circuits. 1.4
             Industrial Gases................................ 1.1
             Retail -- Restaurants........................... 1.0
             Toys............................................ 0.9
             Cosmetics & Toiletries.......................... 0.9
             E-Commerce/Services............................. 0.9
             Entertainment Software.......................... 0.9
             Casino Hotels................................... 0.8
             Internet Security............................... 0.8
             Telecom Equipment -- Fiber Optics............... 0.8
             Advertising Agencies............................ 0.8
             Retail -- Regional Department Stores............ 0.8
             Cable TV........................................ 0.7
             Consulting Services............................. 0.7
             Computer Aided Design........................... 0.7
             Medical Labs & Testing Services................. 0.7
             Computers -- Memory Devices..................... 0.7
             Optical Supplies................................ 0.7
             Health Care Cost Containment.................... 0.7
             Multimedia...................................... 0.7
             Hotels/Motels................................... 0.7
             Finance -- Other Services....................... 0.6
             Registered Investment Companies................. 0.6
             Enterprise Software/Service..................... 0.6
             Aerospace/Defense -- Equipment.................. 0.5
             Telephone -- Integrated......................... 0.5
             Electronic Forms................................ 0.5
             Retail -- Apparel/Shoe.......................... 0.5
             Beverages -- Non-alcoholic...................... 0.5
             Oil Companies -- Exploration & Production....... 0.5
             Insurance -- Life/Health........................ 0.4
             Machinery -- Construction & Mining.............. 0.4
             Casino Services................................. 0.4
             Retail -- Bedding............................... 0.4
             Broadcast Services/Program...................... 0.4
             Human Resources................................. 0.3
             Transport -- Services........................... 0.3
             Distribution/Wholesale.......................... 0.3
             Finance -- Credit Card.......................... 0.2
             Electronic Components -- Misc................... 0.2

             Instruments -- Scientific.....................   0.2
             Food -- Wholesale/Distribution................   0.1
             Steel -- Producers............................   0.1
             Medical -- Wholesale Drug Distribution........   0.1
                                                            -----
                                                            105.0%
                                                            =====

*  Calculated as a percentage of net assets

AIG Retirement Company I Blue Chip Growth Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008
--------------------------------------------------------------------------------


                                                          Market Value
                  Security Description            Shares    (Note 2)
         -------------------------------------------------------------
         COMMON STOCK -- 98.7%
         Advertising Agencies -- 0.8%
           Omnicom Group, Inc....................  67,600 $ 3,313,076
                                                          -----------
         Aerospace/Defense -- 2.7%
           General Dynamics Corp.................  66,800   6,155,620
           Lockheed Martin Corp..................  32,000   3,502,080
           Rockwell Collins, Inc.................  24,600   1,509,702
                                                          -----------
                                                           11,167,402
                                                          -----------
         Aerospace/Defense - Equipment -- 0.5%
           United Technologies Corp..............  30,100   2,138,304
                                                          -----------
         Agricultural Chemicals -- 2.0%
           Monsanto Co...........................  55,900   7,121,660
           Potash Corp. of Saskatchewan, Inc.....   5,300   1,055,071
                                                          -----------
                                                            8,176,731
                                                          -----------
         Applications Software -- 2.5%
           Intuit, Inc.+.........................  33,000     955,680
           Microsoft Corp........................ 336,530   9,530,530
                                                          -----------
                                                           10,486,210
                                                          -----------
         Banks - Fiduciary -- 3.7%
           Northern Trust Corp...................  47,200   3,587,200
           State Street Corp..................... 111,700   8,044,634
           The Bank of New York Mellon Corp......  85,400   3,802,862
                                                          -----------
                                                           15,434,696
                                                          -----------
         Beverages - Non - alcoholic -- 0.5%
           PepsiCo, Inc..........................  29,340   2,003,922
                                                          -----------
         Broadcast Services/Program -- 0.4%
           Discovery Holding Co., Class A+.......  57,800   1,513,782
                                                          -----------
         Cable TV -- 0.7%
           Rogers Communications, Inc., Class B..  57,200   2,517,372
           Shaw Communications, Inc., Class B....  29,300     607,096
                                                          -----------
                                                            3,124,468
                                                          -----------
         Casino Hotels -- 0.8%
           Las Vegas Sands Corp.+#...............  41,000   2,847,040
           MGM Mirage, Inc.+.....................  14,441     710,642
                                                          -----------
                                                            3,557,682
                                                          -----------
         Casino Services -- 0.4%
           International Game Technology.........  48,800   1,740,208
                                                          -----------
         Cellular Telecom -- 1.6%
           America Movil SAB de CV, Series L ADR.  98,500   5,887,345
           MetroPCS Communications, Inc.+#.......  38,100     809,244
           Vimpelcom - SP ADR....................   3,300     116,391
                                                          -----------
                                                            6,812,980
                                                          -----------
         Commercial Services - Finance -- 1.6%
           Mastercard, Inc., Class A#............   8,600   2,654,390
           The Western Union Co..................  26,700     631,188
           Visa, Inc., Class A+..................  39,700   3,428,492
                                                          -----------
                                                            6,714,070
                                                          -----------
         Computer Aided Design -- 0.7%
           Autodesk, Inc.+.......................  74,900   3,082,884
                                                          -----------
         Computers -- 4.2%
           Apple, Inc.+..........................  62,600  11,815,750
           Dell, Inc.+........................... 125,290   2,889,187
           Hewlett - Packard Co..................  60,700   2,856,542
                                                          -----------
                                                           17,561,479
                                                          -----------

                                                              Market Value
                   Security Description               Shares    (Note 2)

      --------------------------------------------------------------------
      Computers - Memory Devices -- 0.7%
        EMC Corp.+................................... 166,700 $ 2,907,248
                                                              -----------
      Consulting Services -- 0.7%
        Accenture Ltd., Class A......................  75,900   3,098,238
                                                              -----------
      Cosmetics & Toiletries -- 0.9%
        Procter & Gamble Co..........................  58,676   3,875,550
                                                              -----------
      Data Processing/Management -- 1.6%
        Automatic Data Processing, Inc............... 104,400   4,494,420
        Fiserv, Inc.+................................  40,300   2,110,108
                                                              -----------
                                                                6,604,528
                                                              -----------
      Distribution/Wholesale -- 0.3%
        Fastenal Co.#................................  23,100   1,142,064
                                                              -----------
      Diversified Financial Services -- 0.0%
        IntercontinentalExchange, Inc.+..............   1,500     207,300
                                                              -----------
      Diversified Manufacturing Operations -- 4.5%
        Danaher Corp................................. 126,940   9,924,169
        General Electric Co.......................... 166,050   5,101,056
        Illinois Tool Works, Inc.....................  38,900   2,088,930
        Tyco International, Ltd......................  42,500   1,920,575
                                                              -----------
                                                               19,034,730
                                                              -----------
      E - Commerce/Products -- 2.1%
        Amazon.com, Inc.+#........................... 107,200   8,749,664
                                                              -----------
      E - Commerce/Services -- 0.9%
        eBay, Inc.+..................................  93,340   2,801,133
        Expedia, Inc.+...............................  42,900   1,040,325
                                                              -----------
                                                                3,841,458
                                                              -----------
      Electronic Components - Misc. -- 0.2%
        Tyco Electronics, Ltd........................  21,100     846,532
                                                              -----------
      Electronic Components - Semiconductors -- 1.9%
        Broadcom Corp., Class A+#....................  39,500   1,133,255
        Intel Corp................................... 133,370   3,091,517
        Xilinx, Inc.#................................ 131,130   3,566,736
                                                              -----------
                                                                7,791,508
                                                              -----------
      Electronic Forms -- 0.5%
        Adobe Systems, Inc.+.........................  46,720   2,058,483
                                                              -----------
      Engineering/R&D Services -- 1.8%
        Foster Wheeler, Ltd.+........................  57,700   4,395,009
        McDermott International, Inc.+...............  48,400   3,002,252
                                                              -----------
                                                                7,397,261
                                                              -----------
      Enterprise Software/Service -- 0.6%
        Oracle Corp.+................................ 101,050   2,307,982
                                                              -----------
      Entertainment Software -- 0.9%
        Electronic Arts, Inc.+.......................  73,500   3,689,700
                                                              -----------
      Finance - Credit Card -- 0.2%
        American Express Co..........................  22,500   1,042,875
                                                              -----------
      Finance - Investment Banker/Broker -- 2.8%
        Merrill Lynch & Co., Inc.....................  32,900   1,444,968
        Morgan Stanley...............................  75,600   3,343,788
        The Charles Schwab Corp...................... 103,400   2,293,412
        The Goldman Sachs Group, Inc.................  25,800   4,551,378
                                                              -----------
                                                               11,633,546
                                                              -----------
      Finance - Other Services -- 0.6%
        CME Group, Inc...............................   5,900   2,538,770
                                                              -----------

AIG Retirement Company I Blue Chip Growth Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------



                                                              Market Value
                   Security Description               Shares    (Note 2)
      --------------------------------------------------------------------
      COMMON STOCK (continued)
      Food - Wholesale/Distribution -- 0.1%
        Sysco Corp...................................  19,350 $   597,141
                                                              -----------
      Health Care Cost Containment -- 0.7%
        McKesson Corp................................  50,000   2,882,500
                                                              -----------
      Hotel/Motels -- 0.7%
        Marriott International, Inc., Class A........  86,400   2,843,424
                                                              -----------
      Human Resources -- 0.3%
        Monster Worldwide, Inc.+#....................  55,100   1,360,419
                                                              -----------
      Industrial Gases -- 1.1%
        Praxair, Inc.................................  49,400   4,695,964
                                                              -----------
      Instruments - Scientific -- 0.2%
        Thermo Fisher Scientific, Inc.+..............  11,700     690,534
                                                              -----------
      Insurance - Life/Health -- 0.4%
        Prudential Financial, Inc....................  24,300   1,815,210
                                                              -----------
      Internet Application Software -- 0.0%
        Tencent Holdings, Ltd........................  20,200     170,061
                                                              -----------
      Internet Security -- 0.8%
        McAfee, Inc.+................................  37,300   1,352,125
        VeriSign, Inc.+#.............................  50,100   2,006,004
                                                              -----------
                                                                3,358,129
                                                              -----------
      Investment Management/Advisor Services -- 2.0%
        Ameriprise Financial, Inc....................  44,740   2,114,412
        BlackRock, Inc.#.............................   4,600   1,034,954
        Franklin Resources, Inc......................  52,800   5,344,416
                                                              -----------
                                                                8,493,782
                                                              -----------
      Machinery - Construction & Mining -- 0.4%
        Joy Global, Inc..............................  21,500   1,810,945
                                                              -----------
      Medical Instruments -- 2.3%
        Intuitive Surgical, Inc.+....................   3,100     910,129
        Medtronic, Inc............................... 100,000   5,067,000
        St. Jude Medical, Inc.+......................  93,320   3,802,790
                                                              -----------
                                                                9,779,919
                                                              -----------
      Medical Labs & Testing Services -- 0.7%
        Laboratory Corp. of America Holdings+#.......  41,400   3,054,906
                                                              -----------
      Medical Products -- 1.7%
        Baxter International, Inc....................  27,500   1,680,250
        Becton Dickinson & Co........................  17,100   1,444,095
        Covidien, Ltd................................  13,200     661,188
        Stryker Corp.................................  52,100   3,363,055
                                                              -----------
                                                                7,148,588
                                                              -----------
      Medical - Biomedical/Gene -- 4.5%
        Celgene Corp.+#..............................  75,800   4,613,188
        Genentech, Inc.+.............................  79,690   5,647,630
        Gilead Sciences, Inc.+....................... 154,240   8,532,557
                                                              -----------
                                                               18,793,375
                                                              -----------
      Medical - Drugs -- 2.3%
        Allergan, Inc................................  56,700   3,267,054
        Merck & Co., Inc.............................  36,300   1,414,248
        Novartis AG..................................   1,616      84,890
        Roche Holding AG.............................  12,239   2,110,193
        Schering-Plough Corp.........................  49,000     999,600
        Wyeth........................................  36,920   1,641,832
                                                              -----------
                                                                9,517,817
                                                              -----------

                                                               Market Value
                   Security Description                Shares    (Note 2)

     ----------------------------------------------------------------------
     Medical - HMO -- 1.9%
       Aetna, Inc..................................... 104,300 $ 4,918,788
       Humana, Inc.+..................................  44,300   2,261,515
       WellPoint, Inc.+...............................  11,460     639,697
                                                               -----------
                                                                 7,820,000
                                                               -----------
     Medical - Wholesale Drug Distribution -- 0.1%
       Cardinal Health, Inc...........................   5,000     282,700
                                                               -----------
     Metal - Diversified -- 1.6%
       Freeport - McMoRan Copper & Gold, Inc..........  57,900   6,699,609
                                                               -----------
     Multimedia -- 0.7%
       The McGraw - Hill Cos., Inc....................  69,200   2,871,108
                                                               -----------
     Networking Products -- 2.6%
       Cisco Systems, Inc.+........................... 206,440   5,516,077
       Juniper Networks, Inc.+#....................... 193,570   5,327,046
                                                               -----------
                                                                10,843,123
                                                               -----------
     Oil Companies - Exploration & Production -- 0.5%
       EOG Resources, Inc.#...........................  15,200   1,955,176
                                                               -----------
     Oil Companies - Integrated -- 3.4%
       Chevron Corp...................................  13,200   1,308,780
       Exxon Mobil Corp...............................  57,500   5,103,700
       Murphy Oil Corp................................  41,900   3,882,035
       Suncor Energy, Inc.............................   8,400     574,140
       Total SA ADR...................................  40,600   3,542,756
                                                               -----------
                                                                14,411,411
                                                               -----------
     Oil - Field Services -- 6.0%
       Baker Hughes, Inc..............................  49,200   4,360,104
       Schlumberger, Ltd.............................. 122,400  12,378,312
       Smith International, Inc.#..................... 104,200   8,223,464
                                                               -----------
                                                                24,961,880
                                                               -----------
     Optical Supplies -- 0.7%
       Alcon, Inc.....................................  18,400   2,888,800
                                                               -----------
     Pharmacy Services -- 1.6%
       Express Scripts, Inc.+.........................  43,300   3,122,363
       Medco Health Solutions, Inc.+..................  70,000   3,391,500
                                                               -----------
                                                                 6,513,863
                                                               -----------
     Retail - Apparel/Shoe -- 0.5%
       Coach, Inc.+...................................  56,700   2,058,210
                                                               -----------
     Retail - Bedding -- 0.4%
       Bed Bath & Beyond, Inc.+#......................  47,900   1,526,094
                                                               -----------
     Retail - Discount -- 1.6%
       Costco Wholesale Corp..........................  31,800   2,267,976
       Wal-Mart Stores, Inc...........................  77,360   4,466,766
                                                               -----------
                                                                 6,734,742
                                                               -----------
     Retail - Drug Store -- 2.3%
       CVS Caremark Corp.............................. 221,349   9,471,524
                                                               -----------
     Retail - Regional Department Stores -- 0.8%
       Kohl's Corp.+..................................  72,600   3,252,480
                                                               -----------
     Retail - Restaurants -- 1.0%
       McDonald's Corp................................  31,000   1,838,920
       Yum! Brands, Inc...............................  63,700   2,528,890
                                                               -----------
                                                                 4,367,810
                                                               -----------

AIG Retirement Company I Blue Chip Growth Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------



                                                                  Market Value
                   Security Description                   Shares    (Note 2)
  ----------------------------------------------------------------------------
  COMMON STOCK (continued)
  Semiconductor Components - Integrated Circuits -- 1.4%
    Analog Devices, Inc.#................................  45,520 $  1,598,207
    Marvell Technology Group, Ltd.+...................... 254,000    4,409,440
                                                                  ------------
                                                                     6,007,647
                                                                  ------------
  Steel - Producers -- 0.1%
    Nucor Corp...........................................   4,200      314,160
                                                                  ------------
  Telecom Equipment - Fiber Optics -- 0.8%
    Corning, Inc......................................... 121,600    3,324,544
                                                                  ------------
  Telephone - Integrated -- 0.5%
    AT&T, Inc............................................  52,800    2,106,720
                                                                  ------------
  Toys -- 0.9%
    Nintendo Co., Ltd....................................   7,200    3,961,298
                                                                  ------------
  Transport - Services -- 0.3%
    Expeditors International of Washington, Inc..........  28,400    1,337,072
                                                                  ------------
  Web Portals/ISP -- 3.5%
    Google, Inc., Class A+...............................  24,700   14,469,260
                                                                  ------------
  Wireless Equipment -- 3.0%
    American Tower Corp., Class A+....................... 130,300    5,957,316
    Nokia Oyj ADR........................................  55,800    1,584,720
    QUALCOMM, Inc........................................  99,620    4,835,555
                                                                  ------------
                                                                    12,377,591
                                                                  ------------
  Total Common Stock
     (cost $376,255,795).................................          413,164,867
                                                                  ------------
  PREFERRED STOCK -- 0.6%
  Oil Companies - Integrated -- 0.6%
    Petroleo Brasileiro SA ADR
     (cost $1,978,654)...................................  41,300    2,496,172
                                                                  ------------
  Total Long-Term Investment Securities
     (cost $378,234,449).................................          415,661,039
                                                                  ------------

                                                                 Market Value
                Security Description                   Shares      (Note 2)

  ----------------------------------------------------------------------------
  SHORT-TERM INVESTMENT SECURITIES -- 5.7%
  Collective Investment Pool -- 5.1%
   Securities Lending Quality Trust(1).............. 21,299,307  $ 21,299,307
                                                                 ------------
  Registered Investment Company -- 0.6%
   T. Rowe Price Reserve Investment Fund............  2,442,562     2,442,562
                                                                 ------------
  Total Short-Term Investment Securities
     (cost $23,741,869).............................               23,741,869
                                                                 ------------
  TOTAL INVESTMENTS
     (cost $401,976,318)(2).........................      105.0%  439,402,908
  Liabilities in excess of other assets.............       (5.0)  (20,973,847)
                                                     ----------  ------------
  NET ASSETS --                                           100.0% $418,429,061
                                                     ==========  ============

--------
+  Non-income producing security
#  The security or a portion thereof is out on loan (See Note 2)
(1)The security is purchased with the cash collateral received from securities loaned (see Note 2).
(2)See Note 5 for cost of investments on a tax basis.

ADR--American Depository Receipt

See Notes to Financial Statements

AIG Retirement Company I Broad Cap Value Income Fund
PORTFOLIO PROFILE -- May 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

               Tobacco...................................   9.5%
               Electric -- Integrated....................   9.0
               Oil Companies -- Integrated...............   6.3
               Diversified Manufacturing Operations......   5.2
               Medical -- HMO............................   4.7
               Medical -- Drugs..........................   4.3
               Telephone -- Integrated...................   4.1
               Banks -- Super Regional...................   3.2
               Oil Companies -- Exploration & Production.   3.0
               Real Estate Investment Trusts.............   2.9
               Pipelines.................................   2.8
               Finance -- Consumer Loans.................   2.8
               Cruise Lines..............................   2.6
               Tools -- Hand Held........................   2.4
               Insurance -- Multi-line...................   2.4
               Electronics -- Military...................   2.2
               Finance -- Investment Banker/Broker.......   1.9
               Savings & Loans/Thrifts...................   1.9
               Medical Products..........................   1.8
               Transport -- Rail.........................   1.5
               Time Deposits.............................   1.5
               Electric Products -- Misc.................   1.4
               Finance -- Credit Card....................   1.4
               Transport -- Services.....................   1.4
               Chemicals -- Diversified..................   1.3
               Office Supplies & Forms...................   1.3
               Aerospace/Defense -- Equipment............   1.3
               Retail -- Discount........................   1.2
               Computer Services.........................   1.2
               Retail -- Apparel/Shoe....................   1.1
               Pharmacy Services.........................   1.0
               Wireless Equipment........................   1.0
               Office Automation & Equipment.............   1.0
               Computers.................................   1.0
               Insurance Brokers.........................   1.0
               Retail -- Auto Parts......................   0.9
               Food -- Misc..............................   0.9
               Insurance -- Reinsurance..................   0.8
               Medical Labs & Testing Services...........   0.8
               Coatings/Paint............................   0.8
               Hospital Beds/Equipment...................   0.7
               Semiconductor Equipment...................   0.7
               Retail -- Office Supplies.................   0.6
               Retail -- Building Products...............   0.5
               Engines -- Internal Combustion............   0.4
               Finance -- Commercial.....................   0.2
               Publishing -- Periodicals.................   0.1
                                                          -----
                                                          100.0%
                                                          =====

*  Calculated as a percentage of net assets

AIG Retirement Company I Broad Cap Value Income Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008
--------------------------------------------------------------------------------


                                                            Market Value
                   Security Description              Shares   (Note 2)
       -----------------------------------------------------------------
       COMMON STOCK -- 98.5%
       Aerospace/Defense - Equipment -- 1.3%
         Goodrich Corp..............................  5,200  $  337,012
                                                             ----------
       Banks - Super Regional -- 3.2%
         Bank of America Corp....................... 10,951     372,444
         Capital One Financial Corp.................  4,100     197,292
         Wells Fargo & Co...........................  9,700     267,429
                                                             ----------
                                                                837,165
                                                             ----------
       Chemicals - Diversified -- 1.3%
         E.I. du Pont de Nemours & Co...............  7,300     349,743
                                                             ----------
       Coatings/Paint -- 0.8%
         The Sherwin-Williams Co....................  3,500     196,525
                                                             ----------
       Computer Services -- 1.2%
         Computer Sciences Corp.+...................  6,300     309,645
                                                             ----------
       Computers -- 1.0%
         International Business Machines Corp.......  2,000     258,860
                                                             ----------
       Cruise Lines -- 2.6%
         Carnival Corp.............................. 10,300     412,618
         Royal Caribbean Cruises, Ltd...............  8,800     261,536
                                                             ----------
                                                                674,154
                                                             ----------
       Diversified Manufacturing Operations -- 5.2%
         Eaton Corp.................................  1,000      96,680
         Honeywell International, Inc...............  8,300     494,846
         Illinois Tool Works, Inc................... 10,000     537,000
         ITT, Inc...................................  3,700     244,200
                                                             ----------
                                                              1,372,726
                                                             ----------
       Electric Products - Misc. -- 1.4%
         Emerson Electric Co........................  6,400     372,352
                                                             ----------
       Electric - Integrated -- 9.0%
         CenterPoint Energy, Inc.................... 14,400     243,936
         Dominion Resources, Inc....................  8,300     384,290
         Duke Energy Corp........................... 11,800     218,064
         Entergy Corp...............................  4,300     519,311
         MDU Resources Group, Inc................... 11,350     374,890
         Pinnacle West Capital Corp.................  7,800     263,484
         Xcel Energy, Inc........................... 15,800     336,698
                                                             ----------
                                                              2,340,673
                                                             ----------
       Electronics - Military -- 2.2%
         L-3 Communications Holdings, Inc...........  5,400     579,906
                                                             ----------
       Engines - Internal Combustion -- 0.4%
         Briggs & Stratton Corp.....................  6,300      92,925
                                                             ----------
       Finance - Commercial -- 0.2%
         CIT Group, Inc.............................  6,100      61,000
                                                             ----------
       Finance - Consumer Loans -- 2.8%
         SLM Corp.+................................. 32,100     727,707
                                                             ----------
       Finance - Credit Card -- 1.4%
         American Express Co........................  7,900     366,165
                                                             ----------
       Finance - Investment Banker/Broker -- 1.9%
         Citigroup, Inc............................. 10,900     238,601
         JPMorgan Chase & Co........................  6,300     270,900
                                                             ----------
                                                                509,501
                                                             ----------
       Food - Misc. -- 0.9%
         Kraft Foods, Inc., Class A.................  7,397     240,255
                                                             ----------
       Hospital Beds/Equipment -- 0.7%
         Hill - Rom Holdings, Inc...................  6,100     187,575
                                                             ----------

                                                              Market Value
                   Security Description                Shares   (Note 2)

     ---------------------------------------------------------------------
     Insurance Broker -- 1.0%
       Willis Group Holdings, Ltd.....................  7,000  $  250,810
                                                               ----------
     Insurance - Multi-line -- 2.4%
       Allstate Corp..................................  5,200     264,888
       Hartford Financial Services Group, Inc.........  3,100     220,317
       XL Capital, Ltd., Class A......................  4,100     143,131
                                                               ----------
                                                                  628,336
                                                               ----------
     Insurance - Reinsurance -- 0.8%
       Axis Capital Holdings, Ltd.....................  6,100     213,805
                                                               ----------
     Medical Labs & Testing Services -- 0.8%
       Quest Diagnostics, Inc.........................  4,000     201,640
                                                               ----------
     Medical Products -- 1.8%
       Baxter International, Inc......................  5,800     354,380
       Johnson & Johnson..............................  1,800     120,132
                                                               ----------
                                                                  474,512
                                                               ----------
     Medical - Drugs -- 4.3%
       Bristol-Myers Squibb Co........................ 15,200     346,408
       Pfizer, Inc.................................... 21,200     410,432
       Wyeth..........................................  8,000     355,760
                                                               ----------
                                                                1,112,600
                                                               ----------
     Medical - HMO -- 4.7%
       CIGNA Corp.....................................  3,700     150,220
       Coventry Health Care, Inc.+....................  6,800     313,004
       UnitedHealth Group, Inc........................  9,200     314,732
       WellPoint, Inc.+...............................  7,900     440,978
                                                               ----------
                                                                1,218,934
                                                               ----------
     Office Automation & Equipment -- 1.0%
       Pitney Bowes, Inc..............................  7,200     261,432
                                                               ----------
     Office Supplies & Forms -- 1.3%
       Avery Dennison Corp............................  6,700     345,586
                                                               ----------
     Oil Companies - Exploration & Production -- 3.0%
       Occidental Petroleum Corp......................  8,600     790,598
                                                               ----------
     Oil Companies - Integrated -- 6.3%
       Chevron Corp...................................  2,200     218,130
       ConocoPhillips.................................  7,300     679,630
       Marathon Oil Corp..............................  2,200     113,058
       Murphy Oil Corp................................  6,800     630,020
                                                               ----------
                                                                1,640,838
                                                               ----------
     Pharmacy Services -- 1.0%
       Omnicare, Inc.................................. 10,800     264,384
                                                               ----------
     Pipelines -- 2.8%
       El Paso Corp................................... 21,800     426,190
       Spectra Energy Corp............................ 11,750     317,485
                                                               ----------
                                                                  743,675
                                                               ----------
     Publishing - Periodicals -- 0.1%
       Idearc, Inc....................................  9,400      37,788
                                                               ----------
     Real Estate Investment Trusts -- 2.9%
       Annaly Mtg. Management, Inc.................... 25,500     454,155
       First Industrial Realty Trust, Inc.............  9,300     291,369
                                                               ----------
                                                                  745,524
                                                               ----------
     Retail - Apparel/Shoe -- 1.1%
       Hanesbrands, Inc.+.............................  8,400     277,200
                                                               ----------
     Retail - Auto Parts -- 0.9%
       Advance Auto Parts, Inc........................  6,000     241,800
                                                               ----------

AIG Retirement Company I Broad Cap Value Income Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                                   Market Value
                   Security Description                     Shares   (Note 2)
-------------------------------------------------------------------------------
COMMON STOCK (continued)
Retail - Building Products -- 0.5%
 Home Depot, Inc...........................................  4,800  $  131,328
                                                                    ----------
Retail - Discount -- 1.2%
 Family Dollar Stores, Inc................................. 15,100     323,140
                                                                    ----------
Retail - Office Supplies -- 0.6%
 Office Depot, Inc.+....................................... 12,200     154,940
                                                                    ----------
Savings & Loans/Thrifts -- 1.9%
 New York Community Bancorp, Inc...........................  5,800     119,016
 People's United Financial, Inc............................ 16,510     272,910
 Washington Mutual, Inc.................................... 10,500      94,710
                                                                    ----------
                                                                       486,636
                                                                    ----------
Semiconductor Equipment -- 0.7%
 Applied Materials, Inc....................................  9,300     184,233
                                                                    ----------
Telephone - Integrated -- 4.1%
 AT&T, Inc................................................. 13,150     524,685
 Verizon Communications, Inc............................... 14,500     557,815
                                                                    ----------
                                                                     1,082,500
                                                                    ----------
Tobacco -- 9.5%
 Altria Group, Inc.........................................  9,900     220,374
 Imperial Tobacco Group PLC ADR............................  7,300     665,030
 Loews Corp. - Carolina Group..............................  4,800     348,240
 Philip Morris International, Inc.+........................  7,400     389,684
 Reynolds American, Inc....................................  6,000     329,520
 UST, Inc..................................................  9,600     530,208
                                                                    ----------
                                                                     2,483,056
                                                                    ----------

                                                          Shares/
                                                         Principal Market Value
                 Security Description                     Amount     (Note 2)

-------------------------------------------------------------------------------
Tools - Hand Held -- 2.4%
  The Stanley Works.....................................   13,100  $   636,398
                                                                   -----------
Transport - Rail -- 1.5%
  Burlington Northern Santa Fe Corp.....................    3,500      395,675
                                                                   -----------
Transport - Services -- 1.4%
  Ryder System, Inc.....................................    4,900      359,807
                                                                   -----------
Wireless Equipment -- 1.0%
  Nokia Oyj ADR.........................................    9,300      264,120
                                                                   -----------
Total Long-Term Investment Securities
   (cost $24,968,439)...................................            25,765,184
                                                                   -----------
SHORT-TERM INVESTMENT SECURITIES -- 1.5%
Time Deposit -- 1.5%
  Euro Time Deposit with State Street Bank & Trust Co.
   0.50% due 06/02/08
   (cost $394,000)...................................... $394,000      394,000
                                                                   -----------
TOTAL INVESTMENTS
   (cost $25,362,439)(1)................................    100.0%  26,159,184
Liabilities in excess of other assets...................      0.0       (8,630)
                                                         --------  -----------
NET ASSETS                                                  100.0% $26,150,554
                                                         ========  ===========

--------
+  Non-income producing security
(1)See Note 5 for cost of investments on a tax basis.

ADR--American Depository Receipt

See Notes to Financial Statements

AIG Retirement Company I Capital Conservation Fund
PORTFOLIO PROFILE -- May 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

                 Federal Home Loan Mtg. Corp............. 21.9%
                 Federal National Mtg. Assoc............. 14.7
                 Diversified Financial Services.......... 12.7
                 Electric -- Integrated..................  4.6
                 Collective Investment Pool..............  4.4
                 Finance -- Investment Banker/Broker.....  2.7
                 Banks -- Commercial.....................  2.7
                 Special Purpose Entities................  2.1
                 Telephone -- Integrated.................  1.9
                 Pipelines...............................  1.7
                 Multimedia..............................  1.4
                 Oil Companies -- Exploration &
                  Production.............................  1.3
                 Banks -- Super Regional.................  1.2
                 Real Estate Investment Trusts...........  1.1
                 United States Treasury Notes............  1.1
                 Medical -- Drugs........................  1.1
                 Medical -- Hospitals....................  0.9
                 Telecom Services........................  0.9
                 Insurance -- Life/Health................  0.9
                 Federal Home Loan Bank..................  0.9
                 Savings & Loans/Thrifts.................  0.9
                 Steel -- Producers......................  0.9
                 Cellular Telecom........................  0.9
                 Transport -- Air Freight................  0.8
                 Diversified Manufacturing Operations....  0.8
                 Cable TV................................  0.8
                 Electric -- Generation..................  0.7
                 Repurchase Agreements...................  0.7
                 Finance -- Auto Loans...................  0.7
                 Oil Refining & Marketing................  0.6
                 Rental Auto/Equipment...................  0.6
                 Transport -- Rail.......................  0.5
                 Office Automation & Equipment...........  0.5
                 Finance -- Credit Card..................  0.5
                 Paper & Related Products................  0.5
                 Chemicals -- Specialty..................  0.4
                 Oil Companies -- Integrated.............  0.4
                 Diversified Operations..................  0.4
                 Containers -- Paper/Plastic.............  0.4
                 Food -- Misc............................  0.4
                 Investment Management/Advisor Services..  0.4
                 Insurance -- Multi -- line..............  0.4
                 Banks -- Money Center...................  0.4
                 Insurance -- Property/Casualty..........  0.4
                 Casino Hotels...........................  0.3
                 Insurance Brokers.......................  0.3
                 Agricultural Chemicals..................  0.3
                 Airlines................................  0.3
                 Commercial Services -- Finance..........  0.3
                 Radio...................................  0.3
                 Independent Power Producers.............  0.3
                 Electronic Components -- Semiconductors.  0.3
                 Government National Mtg. Assoc..........  0.2
                 Metal -- Aluminum.......................  0.2
                 Transport -- Marine.....................  0.2
                 Metal -- Diversified....................  0.2
                 Aerospace/Defense -- Equipment..........  0.2
                 Electronic Measurement Instruments......  0.2
                 Containers -- Metal/Glass...............  0.2
                 Beverages -- Wine/Spirits...............  0.2
                 Transport -- Services...................  0.2
                 Chemicals -- Diversified................  0.2
                 Hotels/Motels...........................  0.2
                 Auto -- Cars/Light Trucks...............  0.2
                 Insurance -- Mutual.....................  0.2
                 Television..............................  0.2
                 Insurance -- Reinsurance................  0.2
                 Cruise Lines............................  0.2
                 Food -- Retail..........................  0.2

                 Retail -- Drug Store...................   0.2
                 Non -- Hazardous Waste Disposal........   0.2
                 Finance -- Commercial..................   0.2
                 Metal Processors & Fabrication.........   0.2
                 Telecommunication Equipment............   0.2
                 Sovereign..............................   0.2
                 Agricultural Operations................   0.2
                 Physicians Practice Management.........   0.2
                 Publishing -- Periodicals..............   0.1
                 Water..................................   0.1
                 Real Estate Operations & Development...   0.1
                 Retail -- Restaurants..................   0.1
                 Direct Marketing.......................   0.1
                 Medical -- Wholesale Drug Distribution.   0.1
                 Retail -- Discount.....................   0.1
                 Building -- Residential/Commercial.....   0.1
                 Investment Companies...................   0.1
                 Recycling..............................   0.1
                 Medical -- HMO.........................   0.1
                 Food -- Meat Products..................   0.1
                 Finance -- Mortgage Loan/Banker........   0.1
                 Broadcast Services/Program.............   0.1
                 Research & Development.................   0.1
                 Cosmetics & Toiletries.................   0.1
                 Networking Products....................   0.1
                 Oil & Gas Drilling.....................   0.1
                 Funeral Services & Related Items.......   0.1
                 Computer Services......................   0.1
                 Casino Services........................   0.1
                 Home Furnishings.......................   0.1
                 United States Treasury Bonds...........   0.1
                 Beverages -- Non-alcoholic.............   0.1
                 Computers -- Periphery Equipment.......   0.1
                 Travel Services........................   0.1
                 Electronics -- Military................   0.1
                 Publishing -- Newspapers...............   0.1
                                                         -----
                                                         104.4%
                                                         =====

Credit Quality +#

                 Government -- Agency...................  37.6%
                 Government -- Treasury.................   1.3
                 AAA....................................  10.6
                 AA.....................................   5.5
                 A......................................  12.6
                 BBB....................................  15.8
                 BB.....................................   5.2
                 B......................................   5.4
                 CCC....................................   2.4
                 Not Rated@.............................   3.6
                                                         -----
                                                         100.0%
                                                         =====

*  Calculated as a percentage of net assets
@ Represents debt issues that either have no rating, or the rating is unavailable from the source.
+  Source: Standard and Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.

AIG Retirement Company I Capital Conservation Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008
--------------------------------------------------------------------------------


                                                       Principal  Market Value
                 Security Description                   Amount      (Note 2)
  ----------------------------------------------------------------------------
  ASSET BACKED SECURITIES -- 12.1%
  Diversified Financial Services -- 12.1%
    Banc of America Commercial Mtg., Inc.
     Series 2006-6, Class AM
     5.39% due 10/10/45(1)............................ $  315,000 $   289,536
    Banc of America Funding Corp.
     Series 2007-C, Class 5A1
     5.39% due 05/20/36(2)............................  1,222,534   1,116,734
    Banc of America Funding Corp.
     Series 2006-J, Class 2A1
     5.89% due 01/20/47(2)............................  1,172,659     978,776
    Bear Stearns Commercial Mtg. Securities, Inc.
     Series 2007-PW15, Class A2
     5.21% due 02/11/44(1)............................    600,000     590,754
    Chase Funding Mtg. Loan Asset - Backed Certs.
     Series 2003-6, Class 1A6
     4.59% due 05/25/15...............................    244,159     226,034
    Chase Mtg. Finance Corp.
     Series 2007-A2, Class 1A1
     5.08% due 07/25/37(2)(3).........................    987,546     931,932
    Citigroup Commercial Mtg. Trust
     Series 2008-C7, Class AM
     6.10% due 12/10/49(1)............................    555,000     519,161
    Commercial Mtg. Asset Trust
     Series 1999-C1, Class D
     7.35% due 01/17/32(1)............................    788,000     832,842
    Commercial Mtg. Pass Through Certs.
     Series 2004-LB2A, Class A3
     4.22% due 03/10/39(1)............................  1,235,000   1,222,030
    Countrywide Asset - Backed Certs.
     Series 2006-S6, Class A3
     5.66% due 03/25/34...............................    830,000     431,600
    Countrywide Asset - Backed Certs.,
     Series 2006-S4, Class A3
     5.80% due 07/25/34...............................  1,195,000     642,313
    GE Capital Commercial Mtg. Corp.
     Series 2004-C2, Class A4
     4.89% due 03/10/40(1)............................    225,000     218,845
    GMAC Commercial Mtg. Securities, Inc.
     Series 2003-2, Class A2
     5.67% due 05/10/40(1)(3).........................    100,000     100,114
    JP Morgan Chase Commercial Mtg. Securities Corp.
     Series 2006-LDP9, Class AM
     5.37% due 05/15/47(1)............................  1,000,000     915,212
    JP Morgan Chase Commercial Mtg. Securities Corp.
     Series 2001-C1, Class A3
     5.86% due 10/12/35(1)............................    345,000     352,745
    JP Morgan Chase Commercial Mtg. Securities Corp.
     Series 2008-C2, Class AM
     6.80% due 01/12/18(1)............................  1,106,000   1,094,724
    LB Commercial Conduit Mtg. Trust
     Series 1998-C1, Class E
     7.00% due 02/18/30(1)............................    450,000     476,444
    Ocwen Advance Receivables Backed
     Notes
     Series 2006-1A
     5.34% due 11/24/15*(4)...........................  1,000,000     880,000
    Swift Master Auto Receivables Trust
     Series 2007-2, Class A
     3.16% due 10/15/12(5)............................  1,583,426   1,554,691
    Wells Fargo Mtg. Backed Securities Trust
     Series 2006-AR17, Class A2
     5.84% due 10/25/36(2)(3).........................  1,410,155   1,370,508
    Wells Fargo Mtg. Backed Securities Trust
     Series 2006-AR12, Class 2A1
     6.10% due 09/25/36(2)............................    765,602     736,964
                                                                  -----------
  Total Asset Backed Securities
     (cost $17,003,201)...............................             15,481,959
                                                                  -----------

                                                Principal Market Value
                 Security Description            Amount     (Note 2)

         -------------------------------------------------------------
         CONVERTIBLE BONDS & NOTES -- 0.0%
         Telecom Services -- 0.0%
           ICO North America, Inc.
            Notes
            7.50% due 08/15/09(4)(6)(7)
            (cost $31,000)..................... $ 31,000    $ 26,970
                                                            --------
         CORPORATE BONDS & NOTES -- 40.6%
         Aerospace/Defense - Equipment -- 0.2%
           United Technologies Corp.
            Senior Notes
            4.88% due 05/01/15.................  200,000     198,808
           United Technologies Corp.
            Notes
            6.13% due 07/15/38.................  104,000     101,807
                                                            --------
                                                             300,615
                                                            --------
         Agricultural Chemicals -- 0.3%
           Monsanto Co.
            Company Guar. Bonds
            5.88% due 04/15/38.................  120,000     113,471
           Mosaic Global Holdings, Inc.
            Debentures
            7.38% due 08/01/18.................   30,000      31,200
           Terra Capital, Inc.
            Company Guar. Notes
            7.00% due 02/01/17.................   85,000      84,469
           The Mosaic Co.
            Senior Notes
            7.38% due 12/01/14*................  175,000     184,625
                                                            --------
                                                             413,765
                                                            --------
         Agricultural Operations -- 0.2%
           Archer - Daniels - Midland Co.
            Senior Notes
            5.45% due 03/15/18.................  200,000     196,707
                                                            --------
         Airlines -- 0.3%
           American Airlines, Inc.
            Pass Through Certs.
            Series 2001-1, Class A-2
            6.82% due 05/23/11.................  253,000     231,495
           Northwest Airlines, Inc.
            Pass Through Certs.
            Series 2002-1 Class G2
            6.26% due 11/20/21.................  145,710     140,974
                                                            --------
                                                             372,469
                                                            --------
         Auto - Cars/Light Trucks -- 0.2%
           Ford Motor Co.
            Debentures
            6.38% due 02/01/29.................  240,000     150,600
           General Motors Corp.
            Debentures
            8.25% due 07/15/23.................  145,000      99,325
                                                            --------
                                                             249,925
                                                            --------
         Banks - Commercial -- 1.8%
           CoBank ACB
            Sub. Notes
            7.88% due 04/16/18*................   83,000      85,713
           Colonial Bank NA
            Sub. Notes
            6.38% due 12/01/15.................  453,000     382,477
           Credit Suisse New York
            Senior Notes
            5.00% due 05/15/13.................  333,000     326,952

AIG Retirement Company I Capital Conservation Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                  Principal Market Value
                 Security Description              Amount     (Note 2)
       -----------------------------------------------------------------
       CORPORATE BONDS & NOTES (continued)
       Banks - Commercial (continued)
         First Maryland Capital II
          Company Guar. Notes
          3.72% due 02/01/27(5).................. $177,000   $  150,009
         KeyBank NA
          Sub. Notes
          7.41% due 10/15/27.....................  115,000      114,777
         PNC Bank NA
          Sub. Notes
          6.88% due 04/01/18.....................  260,000      264,356
         SouthTrust Bank
          Sub. Notes
          4.75% due 03/01/13#....................  404,000      392,137
         SouthTrust Corp.
          Sub. Notes
          5.80% due 06/15/14.....................  290,000      291,763
         Union Bank of California NA
          Sub. Notes
          5.95% due 05/11/16.....................  279,000      262,290
         US Bank NA
          Notes
          3.90% due 08/15/08.....................   34,000       34,012
                                                             ----------
                                                              2,304,486
                                                             ----------
       Banks - Super Regional -- 1.2%
         Bank of America Corp.
          Senior Notes
          4.90% due 05/01/13#....................  166,000      163,795
         Bank of America Corp.
          Senior Notes
          5.65% due 05/01/18.....................  138,000      133,736
         Fifth Third Bancorp
          Sub. Notes
          8.25% due 03/01/38.....................  130,000      133,945
         Fleet Capital Trust V
          Bank Guar. Notes
          3.76% due 12/18/28(5)..................  260,000      204,149
         Huntington Capital Trust I
          Company Guar. Bonds
          3.60% due 02/01/27(5)..................  190,000      117,564
         JP Morgan Chase Bank NA
          Sub. Notes
          6.13% due 11/01/08.....................  151,000      152,727
         PNC Preferred Funding Trust I
          Senior Notes
          6.11% due 03/15/12*(5)(8)..............  130,000       99,893
         Wachovia Corp.
          Notes
          5.50% due 05/01/13.....................  193,000      190,876
         Wells Fargo & Co.
          Senior Notes
          5.25% due 10/23/12.....................  335,000      336,595
                                                             ----------
                                                              1,533,280
                                                             ----------
       Beverages - Non-alcoholic -- 0.1%
         PepsiCo, Inc.
          Notes
          5.00% due 06/01/18.....................   95,000       92,377
                                                             ----------
       Broadcast Services/Program -- 0.1%
         Nexstar Finance, Inc.
          Senior Sub. Notes
          7.00% due 01/15/14.....................   97,000       85,845
                                                             ----------
       Building - Residential/Commercial -- 0.1%
         D.R. Horton, Inc.
          Company Guar. Notes
          5.00% due 01/15/09.....................  146,000      143,445
                                                             ----------

                                                  Principal Market Value
                 Security Description              Amount     (Note 2)

       -----------------------------------------------------------------
       Cable TV -- 0.8%
         CCH II LLC/CCH II Capital Corp.
          Senior Notes
          10.25% due 09/15/10#................... $235,000   $  233,825
         CCH II LLC/CCH II Capital Corp.
          Senior Notes,
          Series B
          10.25% due 09/15/10....................   40,000       39,750
         CCH II LLC/CCH II Capital Corp.
          Company Guar. Notes
          11.00% due 10/01/15#...................  121,000      102,547
         Comcast Corp.
          Company Guar. Notes
          5.85% due 11/15/15.....................  322,000      321,086
         Comcast Corp.
          Bonds
          6.40% due 05/15/38.....................  294,000      278,775
         COX Communications, Inc.
          Bonds
          6.95% due 06/01/38*....................   69,000       69,786
                                                             ----------
                                                              1,045,769
                                                             ----------
       Casino Hotels -- 0.3%
         MGM Mirage, Inc.
          Senior Notes
          5.88% due 02/27/14.....................  325,000      277,875
         Turning Stone Resort Casino Enterprise
          Senior Notes
          9.13% due 09/15/14*....................  145,000      143,187
                                                             ----------
                                                                421,062
                                                             ----------
       Casino Services -- 0.1%
         Indianapolis Downs LLC
          Sec. Notes
          11.00% due 11/01/12*...................  110,000      101,200
                                                             ----------
       Cellular Telecom -- 0.7%
         Centennial Communications Corp.
          Senior Notes
          8.45% due 01/01/13(5)..................  340,000      323,850
         Cingular Wireless Services, Inc.
          Senior Notes
          7.88% due 03/01/11.....................  340,000      364,238
         Nextel Communications, Inc.
          Company Guar. Notes
          5.95% due 03/15/14.....................  175,000      135,188
         Rural Cellular Corp.
          Senior Sub. Notes
          6.08% due 06/01/13(5)..................   55,000       55,550
         Rural Cellular Corp.
          Senior Notes
          8.62% due 11/01/12(5)..................   10,000       10,175
                                                             ----------
                                                                889,001
                                                             ----------
       Chemicals - Diversified -- 0.2%
         E.I. Du Pont de Nemours & Co.
          Senior Notes
          4.88% due 04/30/14#....................   66,000       65,215
         ICI Wilmington, Inc.
          Company Guar. Notes
          5.63% due 12/01/13.....................  198,000      199,338
                                                             ----------
                                                                264,553
                                                             ----------
       Chemicals - Specialty -- 0.4%
         Huntsman International LLC
          Company Guar. Notes
          7.88% due 11/15/14.....................  250,000      267,500

AIG Retirement Company I Capital Conservation Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                        Principal Market Value
                 Security Description                    Amount     (Note 2)
 -----------------------------------------------------------------------------
 CORPORATE BONDS & NOTES (continued)
 Chemicals - Specialty (continued)
   Momentive Performance Materials, Inc.
    Senior Sub. Notes
    11.50% due 12/01/16#............................... $350,000    $296,625
                                                                    --------
                                                                     564,125
                                                                    --------
 Commercial Services - Finance -- 0.3%
   The Western Union Co.
    Senior Notes
    5.40% due 11/17/11.................................  373,000     369,597
                                                                    --------
 Computer Services -- 0.1%
   Compucom Systems, Inc.
    Senior Sub. Notes
    12.50% due 10/01/15*...............................  110,000     102,850
                                                                    --------
 Computers - Periphery Equipment -- 0.1%
   Lexmark International, Inc.
    Senior Notes
    6.65% due 06/01/18.................................   95,000      92,367
                                                                    --------
 Consumer Products - Misc. -- 0.0%
   American Achievement Corp.
    Senior Sub. Notes
    8.25% due 04/01/12.................................   50,000      49,375
                                                                    --------
 Containers - Paper/Plastic -- 0.4%
   Jefferson Smurfit Corp.
    Company Guar. Notes
    8.25% due 10/01/12.................................   75,000      69,000
   Smurfit - Stone Container Enterprises, Inc.
    Senior Notes
    8.00% due 03/15/17#................................  500,000     431,250
                                                                    --------
                                                                     500,250
                                                                    --------
 Cosmetics & Toiletries -- 0.1%
   Avon Products, Inc.
    Senior Notes
    5.75% due 03/01/18.................................  115,000     114,144
                                                                    --------
 Direct Marketing -- 0.1%
   Affinity Group, Inc.
    Senior Sub. Notes
    9.00% due 02/15/12.................................  170,000     156,825
                                                                    --------
 Diversified Financial Services -- 0.6%
   American Express Travel Related Services Co., Inc.
    Senior Notes
    5.25% due 11/21/11*................................  185,000     184,534
   General Electric Capital Corp.
    Senior Notes
    5.65% due 06/09/14.................................  250,000     255,404
   General Electric Capital Corp.
    Senior Notes
    5.88% due 01/14/38.................................  306,000     278,010
                                                                    --------
                                                                     717,948
                                                                    --------
 Diversified Manufacturing Operations -- 0.4%
   Cooper US, Inc.
    Senior Notes
    5.45% due 04/01/15.................................   92,000      91,755
   Eaton Corp.
    Notes
    5.60% due 05/15/18.................................  138,000     135,423
   General Electric Co.
    Senior Notes
    5.25% due 12/06/17.................................  195,000     190,712
   Harsco Corp.
    Senior Notes
    5.75% due 05/15/18.................................  115,000     112,865
                                                                    --------
                                                                     530,755
                                                                    --------

                                                        Principal Market Value
                 Security Description                    Amount     (Note 2)

 -----------------------------------------------------------------------------
 Diversified Operations -- 0.1%
  Capmark Financial Group, Inc. Company Guar.
    Notes 5.88% due 05/10/12........................... $113,000    $ 91,014
                                                                    --------
 Electric - Distribution -- 0.0%
  Old Dominion Electric Cooperative 1st Mtg.
    Bonds 5.68% due 12/01/28...........................   66,500      62,716
                                                                    --------
 Electric - Generation -- 0.7%
  Bruce Mansfield Unit Pass Through Certs. 6.85% due
    06/01/34...........................................  374,000     370,614
  The AES Corp. Senior Notes 8.00% due 10/15/17........  215,000     215,806
  The AES Corp. Senior Notes 8.88% due 02/15/11........  317,000     332,057
                                                                    --------
                                                                     918,477
                                                                    --------
 Electric - Integrated -- 4.2%
  Centerpoint Energy, Inc. Senior Notes 5.88% due
    06/01/08...........................................  230,000     230,000
  Centerpoint Energy, Inc. Senior Notes 6.50% due
    05/01/18...........................................   57,000      55,789
  Commonwealth Edison Co. 1st Mtg. Bonds 5.95% due
    08/15/16...........................................  157,000     156,010
  Dominion Resources, Inc. Jr. Sub Notes 6.30% due
    09/30/66(5)........................................  420,000     386,261
  DTE Energy Co. Senior Notes 7.05% due 06/01/11.......  185,000     192,795
  Duke Energy Corp. Senior Notes 4.20% due 10/01/08....  339,000     339,504
  Entergy Gulf States Louisiana LLC 1st Mtg.
    Bonds 6.00% due 05/01/18*..........................  210,000     203,868
  Entergy Louisiana LLC 1st Mtg. Bonds 5.83% due
    11/01/10...........................................  485,000     472,946
  FirstEnergy Corp. Senior Notes 6.45% due 11/15/11....  234,880     242,140
  Mackinaw Power LLC Sec. Notes 6.30% due 10/31/23*....  357,918     359,873
  Mirant Americas Generation LLC Senior Notes 8.30%
    due 05/01/11.......................................   90,000      93,375
  Mirant Mid - Atlantic LLC Pass Through Certs. Series
    B 9.13% due 06/30/17...............................  152,070     168,607
  Nisource Finance Corp. Company Guar. Notes 5.25% due
    09/15/17...........................................  155,000     137,638
  Nisource Finance Corp. Company Guar. Notes 6.80% due
    01/15/19...........................................   64,000      62,817

AIG Retirement Company I Capital Conservation Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                          Principal Market Value
                 Security Description                      Amount     (Note 2)
--------------------------------------------------------------------------------
CORPORATE BONDS & NOTES (continued)
Electric - Integrated (continued)
  Pepco Holdings, Inc.
   Senior Notes
   6.13% due 06/01/17.................................... $250,000   $  243,739
  Pepco Holdings, Inc.
   Senior Notes
   6.45% due 08/15/12....................................  195,000      201,081
  PSEG Power LLC
   Company Guar. Notes
   5.00% due 04/01/14....................................  238,000      228,716
  PSEG Power LLC
   Company Guar. Notes
   7.75% due 04/15/11....................................   55,000       58,678
  Puget Sound Energy, Inc.
   Senior Notes
   5.20% due 10/01/15....................................  514,000      488,405
  Sierra Pacific Power Co.
   Senior Notes
   6.75% due 07/01/37....................................  333,000      324,424
  Southern California Edison Co.
   1st Mtg. Bonds
   Series 06-E
   5.55% due 01/15/37....................................   45,000       41,513
  Southern California Edison Co.
   1st Mtg. Bonds
   Series 04-G
   5.75% due 04/01/35#...................................   75,000       71,292
  Southern Energy, Inc.
   Notes
   7.90% due 07/15/09+(4)(6)(7)..........................  175,000            0
  Southern Power Co.
   Senior Notes
   4.88% due 07/15/15....................................  173,000      163,316
  Texas Competitive Electric Holdings Co. LLC, Series A
   Senior Notes
   10.25% due 11/01/15*..................................  120,000      122,550
  Texas Competitive Electric Holdings Co. LLC, Series B
   Senior Notes
   10.25% due 11/01/15*..................................  105,000      107,231
  Virginia Electric & Power Co.
   Notes
   4.10% due 12/15/08....................................  227,000      226,606
                                                                     ----------
                                                                      5,379,174
                                                                     ----------
Electronic Components - Semiconductors -- 0.3%
  Amkor Technology, Inc.
   Senior Notes
   7.75% due 05/15/13....................................   40,000       38,400
  National Semiconductor Corp.
   Senior Notes
   6.60% due 06/15/17....................................  230,000      224,810
  Spansion LLC
   Senior Sec. Notes
   6.20% due 06/01/13*(5)................................   80,000       58,400
                                                                     ----------
                                                                        321,610
                                                                     ----------
Electronic Measurement Instruments -- 0.2%
  Agilent Technologies, Inc.
   Senior Notes
   6.50% due 11/01/17....................................  304,000      295,865
                                                                     ----------
Electronics - Military -- 0.1%
  L-3 Communications Corp.
   Company Guar. Notes
   6.38% due 10/15/15....................................   80,000       77,100
                                                                     ----------
Finance - Auto Loans -- 0.7%
  Ford Motor Credit Co. LLC
   Senior Notes
   7.38% due 10/28/09....................................  260,000      253,227

                                                          Principal Market Value
                  Security Description                     Amount     (Note 2)

--------------------------------------------------------------------------------
Finance - Auto Loans (continued)
 GMAC LLC Senior Notes 6.88% due 09/15/11................ $241,000    $203,185
 GMAC LLC Senior Notes 6.88% due 08/28/12................  495,000     398,717
                                                                      --------
                                                                       855,129
                                                                      --------
Finance - Commercial -- 0.2%
 Textron Financial Corp. Senior Notes 5.40% due 04/28/13.  205,000     202,795
                                                                      --------
Finance - Credit Card -- 0.5%
 American Express Credit Corp. Senior Notes 5.88% due
   05/02/13..............................................  226,000     226,032
 Capital One Financial Corp. Sub. Notes 6.15% due
   09/01/16..............................................  230,000     204,878
 MBNA America Bank NA Senior Notes 7.13% due 11/15/12....  142,000     151,315
                                                                      --------
                                                                       582,225
                                                                      --------
Finance - Investment Banker/Broker -- 2.7%
 Citigroup, Inc. Senior Notes 5.00% due 09/15/14.........  145,000     135,672
 Citigroup, Inc. Senior Notes 5.30% due 10/17/12.........  190,000     187,907
 Citigroup, Inc. Senior Notes 5.85% due 07/02/13.........  195,000     195,824
 Citigroup, Inc. Senior Notes 5.88% due 05/29/37.........  110,000      96,316
 Citigroup, Inc. Sub. Notes 8.40% due 04/30/18(5)(8).....  187,000     185,371
 JPMorgan Chase & Co. Senior Notes 5.38% due 01/15/14#...  270,000     271,650
 JPMorgan Chase & Co. Sub. Notes 5.75% due 01/02/13......  122,000     124,966
 JPMorgan Chase & Co. Senior Notes 6.40% due 05/15/38....  105,000     100,950
 Lehman Brothers Holdings, Inc. Notes 5.50% due 04/04/16.   89,000      80,248
 Lehman Brothers Holdings, Inc. Sub. Notes 6.88% due
   07/17/37..............................................  107,000      92,394
 Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due
   05/11/38..............................................  110,000     100,884
 Lehman Brothers Holdings, Inc. Senior Notes 8.80% due
   03/01/15..............................................  191,000     203,427
 Merrill Lynch & Co. Notes 6.15% due 04/25/13............  181,000     177,806

AIG Retirement Company I Capital Conservation Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                     Principal Market Value
                  Security Description                Amount     (Note 2)
     ----------------------------------------------------------------------
     CORPORATE BONDS & NOTES (continued)
     Finance - Investment Banker/Broker (continued)
       Merrill Lynch & Co., Inc.
        Notes
        5.45% due 02/05/13.......................... $192,000   $  181,764
       Merrill Lynch & Co., Inc.
        Sub. Notes
        7.75% due 05/14/38..........................  200,000      188,739
       Morgan Stanley
        Senior Notes
        5.38% due 10/15/15..........................  104,000       96,625
       Morgan Stanley
        Senior Notes
        6.00% due 04/28/15..........................  125,000      120,694
       Morgan Stanley
        Senior Notes
        6.60% due 04/01/12..........................  140,000      142,849
       Morgan Stanley
        Senior Notes
        6.63% due 04/01/18..........................  190,000      187,017
       Schwab Capital Trust I
        Company Guar. Notes
        7.50% due 11/15/37(5).......................   67,000       61,046
       The Bear Stearns Cos., Inc.
        Notes
        4.50% due 10/28/10..........................   21,000       20,712
       The Bear Stearns Cos., Inc.
        Senior Notes
        5.70% due 11/15/14..........................  232,000      226,300
       The Bear Stearns Cos., Inc.
        Senior Notes
        7.63% due 12/07/09..........................  115,000      119,221
       The Goldman Sachs Group, Inc.
        Senior Notes
        6.15% due 04/01/18..........................   79,000       78,160
       The Goldman Sachs Group, Inc.
        Senior Notes
        6.75% due 10/01/37..........................  145,000      136,052
                                                                ----------
                                                                 3,512,594
                                                                ----------
     Finance - Mortgage Loan/Banker -- 0.1%
       Countrywide Financial Corp.
        Company Guar. Notes
        5.80% due 06/07/12..........................   13,000       12,027
       Countrywide Financial Corp.
        Sub. Notes
        6.25% due 05/15/16#.........................  131,000      114,239
                                                                ----------
                                                                   126,266
                                                                ----------
     Food - Misc. -- 0.4%
       Kraft Foods, Inc.
        Senior Bonds
        5.63% due 11/01/11..........................  131,000      132,651
       Kraft Foods, Inc.
        Notes
        6.13% due 08/23/18..........................  190,000      185,357
       Kraft Foods, Inc.
        Sub. Notes
        6.88% due 01/26/39..........................  184,000      177,908
                                                                ----------
                                                                   495,916
                                                                ----------
     Funeral Services & Related Items -- 0.1%
       Service Corp. International
        Senior Notes
        6.75% due 04/01/16..........................  110,000      104,775
                                                                ----------

                                                    Principal Market Value
                 Security Description                Amount     (Note 2)

      --------------------------------------------------------------------
      Gambling (Non - Hotel) -- 0.0%
        Downstream Development Authority
         Senior Notes
         12.00% due 10/15/15*...................... $ 75,000   $   59,250
                                                               ----------
      Home Furnishings -- 0.1%
        Simmons Co.
         Company Guar. Notes
         7.88% due 01/15/14#.......................   50,000       44,375
        Simmons Co.
         Senior Notes
         10.00% due 12/15/14(9)....................   72,000       53,280
                                                               ----------
                                                                   97,655
                                                               ----------
      Hotels/Motels -- 0.2%
        Starwood Hotels & Resorts Worldwide, Inc.
         Senior Notes
         6.25% due 02/15/13........................  170,000      166,253
        Starwood Hotels & Resorts Worldwide, Inc.
         Notes
         6.75% due 05/15/18........................   95,000       91,364
                                                               ----------
                                                                  257,617
                                                               ----------
      Independent Power Producer -- 0.3%
        NRG Energy, Inc.
         Company Guar. Notes
         7.38% due 02/01/16........................  333,000      324,675
                                                               ----------
      Insurance Brokers -- 0.3%
        Marsh & McLennan Cos., Inc.
         Senior Notes
         5.15% due 09/15/10........................  230,000      228,388
        Marsh & McLennan Cos., Inc.
         Senior Notes
         7.13% due 06/15/09........................  140,000      141,803
        USI Holdings Corp.
         Senior Sub. Notes
         9.75% due 05/15/15*.......................   60,000       48,600
                                                               ----------
                                                                  418,791
                                                               ----------
      Insurance - Life/Health -- 0.9%
        Americo Life, Inc.
         Notes
         7.88% due 05/01/13*.......................  121,000      122,560
        Cigna Corp.
         Senior Notes
         6.35% due 03/15/18........................  135,000      134,831
        Genworth Life Institutional Funding Trust
         Notes
         5.88% due 05/03/13*.......................  150,000      148,875
        Lincoln National Corp.
         Senior Notes
         5.65% due 08/27/12........................  199,000      197,604
        Lincoln National Corp.
         Senior Notes
         6.30% due 10/09/37........................  115,000      108,413
        Monumental Global Funding II
         Notes
         5.65% due 07/14/11*.......................  240,000      243,578
        New York Life Global Funding
         Notes
         4.65% due 05/09/13*.......................  205,000      202,290
                                                               ----------
                                                                1,158,151
                                                               ----------
      Insurance - Multi - line -- 0.2%
        Genworth Financial, Inc.
         Notes
         6.52% due 05/22/18........................   48,000       46,190

AIG Retirement Company I Capital Conservation Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                     Principal Market Value
                  Security Description                Amount     (Note 2)
     ----------------------------------------------------------------------
     CORPORATE BONDS & NOTES (continued)
     Insurance - Multi - line (continued)
       MetLife Capital Trust X
        Debentures
        9.25% due 04/08/38*(5)...................... $230,000    $259,642
                                                                 --------
                                                                  305,832
                                                                 --------
     Insurance - Mutual -- 0.2%
       Liberty Mutual Group, Inc.
        Company Guar. Notes
        10.75% due 06/15/58*(5).....................  250,000     247,500
                                                                 --------
     Insurance - Property/Casualty -- 0.4%
       Ace INA Holdings, Inc.
        Company Guar. Notes
        5.60% due 05/15/15..........................  192,000     184,544
       Chubb Corp.
        Senior Notes
        6.50% due 05/15/38..........................  103,000     101,257
       The Travelers Cos., Inc.
        Senior Notes
        6.25% due 06/15/37..........................  127,000     119,264
       W.R. Berkley Corp.
        Senior Sub. Notes
        6.25% due 02/15/37..........................   65,000      54,962
                                                                 --------
                                                                  460,027
                                                                 --------
     Insurance - Reinsurance -- 0.2%
       PartnerRe Finance A LLC
        Company Guar. Notes
        6.88% due 06/01/18..........................  230,000     226,387
                                                                 --------
     Investment Management/Advisor Services -- 0.4%
       Ameriprise Financial, Inc.
        Senior Notes
        5.35% due 11/15/10..........................  153,000     153,342
       LVB Acquisition Holding LLC
        Senior Notes
        10.38% due 10/15/17*#.......................  140,000     149,100
       LVB Acquisition Holding LLC
        Senior Sub. Notes
        11.63% due 10/15/17*........................  180,000     190,800
                                                                 --------
                                                                  493,242
                                                                 --------
     Medical - Drugs -- 0.7%
       American Home Products Corp.
        Notes
        6.70% due 03/15/11..........................  179,000     189,840
       GlaxoSmithKline Capital, Inc.
        Company Guar. Notes
        6.38% due 05/15/38..........................  220,000     217,237
       Schering - Plough Corp.
        Senior Notes
        6.55% due 09/15/37..........................  214,000     208,618
       Wyeth
        Bonds
        5.50% due 02/01/14..........................  290,000     291,360
                                                                 --------
                                                                  907,055
                                                                 --------
     Medical - HMO -- 0.1%
       UnitedHealth Group, Inc.
        Senior Notes
        6.88% due 02/15/38..........................  141,000     134,893
                                                                 --------
     Medical - Hospitals -- 0.9%
       Community Health Systems, Inc.
        Senior Notes
        8.88% due 07/15/15..........................  305,000     314,531
       HCA, Inc.
        Senior Notes
        6.25% due 02/15/13..........................  325,000     292,500

                                                    Principal Market Value
                 Security Description                Amount     (Note 2)

     ---------------------------------------------------------------------
     Medical - Hospitals (continued)
       HCA, Inc.
        Senior Notes
        9.25% due 11/15/16......................... $515,000   $  543,969
       IASIS Healthcare LLC / IASIS Capital Corp.
        Company Guar. Notes
        8.75% due 06/15/14.........................   50,000       51,375
                                                               ----------
                                                                1,202,375
                                                               ----------
     Medical - Wholesale Drug Distribution -- 0.1%
       Cardinal Health, Inc.
        Senior Notes
        5.50% due 06/15/13.........................  154,000      153,227
                                                               ----------
     Metal Processors & Fabrication -- 0.2%
       Timken Co.
        Notes
        5.75% due 02/15/10.........................  199,000      198,977
                                                               ----------
     Metal - Aluminum -- 0.2%
       Alcoa, Inc.
        Notes
        6.00% due 01/15/12.........................  140,000      142,295
       Alcoa, Inc.
        Bonds
        6.50% due 06/15/18#........................  166,000      168,436
                                                               ----------
                                                                  310,731
                                                               ----------
     Metal - Diversified -- 0.2%
       Freeport - McMoRan Copper & Gold, Inc.
        Senior Notes
        8.38% due 04/01/17.........................  180,000      193,500
       Noranda Aluminium Acquisition Corp.
        Senior Notes
        6.83% due 05/15/15*(5).....................  125,000      109,687
                                                               ----------
                                                                  303,187
                                                               ----------
     Multimedia -- 1.4%
       Belo Corp.
        Senior Notes
        6.75% due 05/30/13.........................  125,000      121,063
       Cox Enterprises, Inc.
        Notes
        7.88% due 09/15/10*........................  600,000      632,876
       News America, Inc.
        Company Guar. Bonds
        7.30% due 04/30/28.........................  510,000      523,807
       Time Warner Cos., Inc.
        Company Guar. Notes
        7.25% due 10/15/17.........................  259,000      269,545
       Time Warner Entertainment Co. LP
        Senior Notes
        8.38% due 07/15/33.........................  258,000      281,866
                                                               ----------
                                                                1,829,157
                                                               ----------
     Networking Products -- 0.1%
       Cisco Systems, Inc.
        Senior Notes
        5.50% due 02/22/16.........................  110,000      111,410
                                                               ----------
     Non - Hazardous Waste Disposal -- 0.2%
       Waste Management, Inc.
        Company Guar. Notes
        6.88% due 05/15/09.........................  202,000      206,582
                                                               ----------
     Office Automation & Equipment -- 0.5%
       IKON Office Solutions, Inc.
        Senior Notes
        7.75% due 09/15/15.........................  140,000      142,100

AIG Retirement Company I Capital Conservation Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                      Principal Market Value
                  Security Description                 Amount     (Note 2)
    ------------------------------------------------------------------------
    CORPORATE BONDS & NOTES (continued)
    Office Automation & Equipment (continued)
      Pitney Bowes, Inc.
       Notes
       5.25% due 01/15/37............................ $484,000   $  472,254
                                                                 ----------
                                                                    614,354
                                                                 ----------
    Oil & Gas Drilling -- 0.1%
      Transocean, Inc.
       Senior Notes
       6.00% due 03/15/18............................  108,000      109,046
                                                                 ----------
    Oil Companies - Exploration & Production -- 1.0%
      Chesapeake Energy Corp.
       Company Guar. Notes
       7.50% due 09/15/13............................  790,000      803,825
      Hilcorp Energy I LP
       Senior Notes
       7.75% due 11/01/15*...........................  180,000      175,950
      Sabine Pass LNG LP
       Sec. Notes
       7.50% due 11/30/16#...........................  315,000      287,831
                                                                 ----------
                                                                  1,267,606
                                                                 ----------
    Oil Companies - Integrated -- 0.3%
      Hess Corp.
       Bonds
       7.88% due 10/01/29............................  218,000      251,741
      Marathon Oil Corp.
       Senior Notes
       5.90% due 03/15/18............................  145,000      143,397
                                                                 ----------
                                                                    395,138
                                                                 ----------
    Oil Refining & Marketing -- 0.6%
      The Premcor Refining Group, Inc.
       Company Guar. Notes
       6.75% due 05/01/14............................  666,000      674,515
      Valero Energy Corp.
       Senior Notes
       6.63% due 06/15/37............................  154,000      142,398
                                                                 ----------
                                                                    816,913
                                                                 ----------
    Oil - Field Services -- 0.0%
      Allis - Chalmers Energy, Inc.
       Company Guar. Notes
       9.00% due 01/15/14............................   55,000       53,763
                                                                 ----------
    Paper & Related Products -- 0.4%
      Bowater, Inc.
       Notes
       6.50% due 06/15/13............................  170,000      107,100
      Georgia - Pacific Corp.
       Company Guar. Notes
       7.00% due 01/15/15*...........................  125,000      124,375
      Georgia - Pacific Corp.
       Company Guar. Notes
       7.13% due 01/15/17*...........................   40,000       39,500
      International Paper Co.
       Senior Notes
       8.70% due 06/15/38............................  210,000      210,905
                                                                 ----------
                                                                    481,880
                                                                 ----------
    Physicians Practice Management -- 0.2%
      US Oncology, Inc.
       Senior Sub. Notes
       10.75% due 08/15/14#..........................  195,000      196,462
                                                                 ----------

                                                   Principal Market Value
                 Security Description               Amount     (Note 2)

      -------------------------------------------------------------------
      Pipelines -- 1.2%
        CenterPoint Energy Resources Corp.
         Notes
         7.75% due 02/15/11....................... $200,000   $  211,766
        Copano Energy LLC
         Company Guar. Notes
         8.13% due 03/01/16.......................  340,000      349,350
        Duke Energy Field Services LLC
         Notes
         6.88% due 02/01/11.......................  194,000      199,515
        Dynegy - Roseton Danskammer
         Pass Through Certs.
         Series B
         7.67% due 11/08/16.......................  170,000      170,850
        Panhandle Eastern Pipeline Co.
         Senior Notes
         6.20% due 11/01/17.......................  204,000      194,261
        Williams Cos., Inc.
         Senior Notes
         7.88% due 09/01/21.......................  340,000      370,600
                                                              ----------
                                                               1,496,342
                                                              ----------
      Publishing - Newspapers -- 0.1%
        Gannett Co, Inc.
         Notes
         5.75% due 06/01/11.......................   77,000       74,820
                                                              ----------
      Publishing - Periodicals -- 0.1%
        Dex Media West LLC/Dex Media Finance Co.
         Senior Notes
         8.50% due 08/15/10.......................   75,000       75,187
        R.H. Donnelley Corp.
         Senior Notes
         8.88% due 01/15/16.......................    8,000        5,480
        The Reader's Digest Association, Inc.
         Senior Sub. Notes
         9.00% due 02/15/17*......................  140,000      107,450
                                                              ----------
                                                                 188,117
                                                              ----------
      Radio -- 0.3%
        Chancellor Media Corp.
         Company Guar. Notes
         8.00% due 11/01/08.......................  334,000      340,209
                                                              ----------
      Real Estate Investment Trusts -- 1.1%
        Health Care Property Investors, Inc.
         Senior Notes
         5.65% due 12/15/13.......................  370,000      347,775
        iStar Financial, Inc.
         Notes
         5.65% due 09/15/11.......................  200,000      177,250
        Liberty Property LP
         Senior Notes
         6.63% due 10/01/17.......................  170,000      158,934
        PPF Funding, Inc.
         Bonds
         5.35% due 04/15/12*......................  215,000      208,029
        Reckson Operating Partnership LP
         Senior Notes
         6.00% due 03/31/16.......................   60,000       50,482
        Simon Property Group LP
         Notes
         5.38% due 08/28/08#......................  148,000      148,078
        Simon Property Group LP
         Senior Notes
         6.13% due 05/30/18.......................   95,000       93,224
        Vornado Realty LP
         Notes
         4.50% due 08/15/09#......................  230,000      223,079
                                                              ----------
                                                               1,406,851
                                                              ----------

AIG Retirement Company I Capital Conservation Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                    Principal Market Value
                 Security Description                Amount     (Note 2)
      --------------------------------------------------------------------
      CORPORATE BONDS & NOTES (continued)
      Recycling -- 0.1%
        Aleris International, Inc.
         Company Guar. Notes
         9.00% due 12/15/14........................ $170,000   $  138,975
                                                               ----------
      Rental Auto/Equipment -- 0.6%
        Erac USA Finance Co.
         Company Guar. Notes
         7.00% due 10/15/37*.......................  300,000      254,490
        Erac USA Finance Co.
         Notes
         7.35% due 06/15/08*.......................  530,000      530,615
                                                               ----------
                                                                  785,105
                                                               ----------
      Research & Development -- 0.1%
        Alion Science and Technology Corp.
         Company Guar. Notes
         10.25% due 02/01/15.......................  175,000      123,375
                                                               ----------
      Retail - Discount -- 0.1%
        Wal-Mart Stores, Inc.
         Senior Notes
         6.20% due 04/15/38........................  146,000      143,454
                                                               ----------
      Retail - Drug Store -- 0.2%
        CVS Corp.
         Senior Notes
         6.13% due 08/15/16........................  203,000      206,177
        CVS Lease Pass Through Trust
         Pass Through Certs.
         6.04% due 12/10/28*.......................    5,808        5,260
                                                               ----------
                                                                  211,437
                                                               ----------
      Retail - Restaurants -- 0.1%
        NPC International, Inc.
         Company Guar. Notes
         9.50% due 05/01/14#.......................  180,000      160,200
                                                               ----------
      Savings & Loans/Thrifts -- 0.9%
        Independence Community Bank Corp.
         Sub. Notes
         3.50% due 06/20/13(5).....................  113,000       90,592
        Sovereign Bancorp, Inc.
         Senior Notes
         4.80% due 09/01/10........................  430,000      390,701
        Washington Mutual Preferred Funding III
         Bonds
         6.90% due 06/15/12*(5)(8).................  400,000      232,000
        Washington Mutual, Inc.
         Senior Notes
         5.50% due 08/24/11........................  235,000      217,375
        Western Financial Bank
         Senior Debentures
         9.63% due 05/15/12#.......................  203,000      212,510
                                                               ----------
                                                                1,143,178
                                                               ----------
      Special Purpose Entities -- 1.7%
        BAE Systems Holdings, Inc.
         Notes
         5.20% due 08/15/15*.......................  198,000      187,760
        Chukchansi Economic Development Authority
         Senior Notes
         8.00% due 11/15/13*.......................  165,000      145,200
        Goldman Sachs Capital III
         Company Guar. Notes
         3.85% due 09/01/12(5)(8)..................   75,000       52,845
        Hawker Beechcraft Acquisition Co.
         LLC/Hawker Beechcraft Notes Co.
         Company Guar. Notes
         8.88% due 04/01/15........................   20,000       20,400

                                                Principal Market Value
                 Security Description            Amount     (Note 2)

         -------------------------------------------------------------
         Special Purpose Entities (continued)
           Hawker Beechcraft Acquisition Co.
            LLC/Hawker Beechcraft Notes Co.
            Company Guar. Notes
            9.75% due 04/01/17#................ $ 75,000   $   76,875
           Hexion US Finance Corp.
            Company Guar. Notes
            9.75% due 11/15/14.................   60,000       66,000
           ING USA Global Funding Trust
            Notes
            4.25% due 10/01/10.................  160,000      161,585
           John Hancock Global Funding II
            Notes
            7.90% due 07/02/10.................  116,000      123,881
           KAR Holdings, Inc.
            Company Guar. Notes
            6.87% due 05/01/14(5)..............   75,000       66,750
           Norbord Delaware GP I
            Company Guar. Notes
            6.45% due 02/15/17*................  192,000      155,819
           Pricoa Global Funding I
            Notes
            5.30% due 09/27/13*................  350,000      342,071
           Principal Life Global Funding I
            Sec. Notes
            5.25% due 01/15/13*................  610,000      600,261
           Snoqualmie Entertainment Authority
            Notes
            9.13% due 02/01/15*................  155,000      119,350
                                                           ----------
                                                            2,118,797
                                                           ----------
         Steel - Producers -- 0.7%
           International Steel Group, Inc.
            Senior Notes
            6.50% due 04/15/14#................  480,000      484,480
           Reliance Steel & Aluminum Co.
            Company Guar. Notes
            6.85% due 11/15/36.................  220,000      199,934
           Ryerson, Inc.
            Senior Sec. Notes
            10.25% due 11/01/14*(5)............  125,000      115,312
           United States Steel Corp.
            Senior Notes
            7.00% due 02/01/18.................  149,000      148,965
                                                           ----------
                                                              948,691
                                                           ----------
         Telecom Services -- 0.9%
           Bellsouth Telecommunications, Inc.
            Debentures
            7.00% due 12/01/95#................  660,000      628,878
           Fairpoint Communications, Inc.
            Senior Notes
            13.13% due 04/01/18*...............  195,000      199,875
           PAETEC Holding Corp.
            Company Guar. Notes
            9.50% due 07/15/15.................   20,000       18,800
           Qwest Corp.
            Senior Notes
            7.50% due 10/01/14.................  250,000      248,750
                                                           ----------
                                                            1,096,303
                                                           ----------
         Telephone - Integrated -- 1.1%
           AT&T Corp.
            Senior Notes
            7.30% due 11/15/11.................  238,000      254,716

AIG Retirement Company I Capital Conservation Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                    Principal Market Value
                  Security Description               Amount     (Note 2)
      --------------------------------------------------------------------
      CORPORATE BONDS & NOTES (continued)
      Telephone - Integrated (continued)
       AT&T Corp. Senior Notes 8.00% due 11/15/31.. $100,000  $   115,298
       BellSouth Corp. Senior Notes 6.00% due
         10/15/11..................................  400,000      413,428
       Cincinnati Bell, Inc. Company Guar.
         Notes 7.00% due 02/15/15..................   25,000       24,125
       Citizens Communications Co. Senior
         Notes 9.00% due 08/15/31..................   30,000       27,750
       Pacific Bell Telephone Co. Company Guar.
         Notes 7.13% due 03/15/26..................  300,000      300,796
       Verizon Communications, Inc. Bonds 6.90%
         due 04/15/38..............................   63,000       65,470
       Verizon New York, Inc. Debentures 6.88% due
         04/01/12..................................  220,000      231,034
                                                              -----------
                                                                1,432,617
                                                              -----------
      Television -- 0.2%
       Paxson Communication Corp. Sec. Senior
         Notes 8.96% due 01/15/13*(5)..............  255,000      160,650
       Young Broadcasting, Inc. Company Guar.
         Notes 10.00% due 03/01/11#................  100,000       67,000
                                                              -----------
                                                                  227,650
                                                              -----------
      Transport - Air Freight -- 0.8%
       Atlas Air, Inc. Pass Through Certs. Series
         1991-1, Class A-1 7.20% due 01/02/19......  408,718      380,107
       Atlas Air, Inc. Pass Through Certs. Series
         1991-1, Class B 7.63% due 01/02/15........  110,515      116,041
       Atlas Air, Inc. Pass Through Certs. Series
         2000-1, Class A 8.71% due 01/02/19........  592,067      560,984
                                                              -----------
                                                                1,057,132
                                                              -----------
      Transport - Rail -- 0.3%
       CSX Corp. Senior Notes 6.25% due 04/01/15...  120,000      119,357
       CSX Corp. Senior Notes 6.25% due 03/15/18...  218,000      211,775
       Norfolk Southern Corp. Senior Notes 5.59%
         due 05/17/25..............................  108,000       98,069
                                                              -----------
                                                                  429,201
                                                              -----------
      Transport - Services -- 0.2%
       PHI, Inc. Company Guar. Notes 7.13% due
         04/15/13..................................  290,000      279,850
                                                              -----------
      Travel Service -- 0.1%
       Travelport LLC Company Guar. Notes 7.70%
         due 09/01/14(5)...........................  100,000       85,000
                                                              -----------
      Total Corporate Bonds & Notes
         (cost $53,781,346)........................            51,867,578
                                                              -----------

                                                    Principal Market Value
                  Security Description               Amount     (Note 2)

      --------------------------------------------------------------------
      FOREIGN CORPORATE BONDS & NOTES -- 7.5%
      Banks - Commercial -- 0.9%
        Barclays Bank PLC
         Sub. Notes
         5.93% due 12/15/16*(5)(8)................. $230,000   $  197,114
        Caisse Nationale des Caisses
         d'Epargne et de Prevoyance
         Notes
         3.86% due 12/30/09(5)(8)..................  196,000      119,805
        Credit Agricole SA
         Jr. Sub. Notes
         6.64% due 05/31/17*(5)(8).................  240,000      197,230
        HBOS PLC
         Sub. Notes
         5.92% due 10/01/15*(5)(8).................  120,000       93,714
        HBOS PLC
         Sub. Notes
         6.75% due 05/21/18*.......................  210,000      204,849
        HSBC Holdings PLC
         Sub. Notes
         6.80% due 06/01/38........................  115,000      110,050
        Landsbanki Islands HF
         Jr. Sub. Notes
         7.43% due 10/19/17*(5)(8).................  195,000      140,887
        NIB Capital Bank
         Bonds
         5.82% due 12/11/13*(5)(8).................  204,000      103,686
                                                               ----------
                                                                1,167,335
                                                               ----------
      Banks - Money Center -- 0.4%
        Deutsche Bank AG (London)
         Notes
         4.88% due 05/20/13........................  230,000      227,587
        Mizuho Financial Group Cayman, Ltd.
         Bank Guar. Bonds
         8.38% due 04/27/09(8).....................  245,000      246,896
                                                               ----------
                                                                  474,483
                                                               ----------
      Beverages - Wine/Spirits -- 0.2%
        Diageo Finance BV
         Company Guar. Notes
         3.88% due 04/01/11........................  287,000      280,555
                                                               ----------
      Broadcast Services/Program -- 0.0%
        Grupo Televisa SA
         Senior Notes
         6.63% due 03/18/25........................   40,000       38,884
                                                               ----------
      Cellular Telecom -- 0.2%
        Vodafone Group PLC
         Senior Notes
         5.38% due 01/30/15........................  217,000      213,745
                                                               ----------
      Containers - Metal/Glass -- 0.2%
        Rexam PLC
         Bonds
         6.75% due 06/01/13*.......................  285,000      283,182
                                                               ----------
      Cruise Lines -- 0.2%
        Royal Caribbean Cruises, Ltd.
         Senior Notes
         7.00% due 06/15/13........................  245,000      226,319
                                                               ----------
      Diversified Manufacturing Operations -- 0.4%
        Bombardier, Inc.
         Senior Notes
         8.00% due 11/15/14*#......................  125,000      131,250
        Tyco International Group SA
         Company Guar. Notes
         6.00% due 11/15/13........................  388,000      386,466
                                                               ----------
                                                                  517,716
                                                               ----------

AIG Retirement Company I Capital Conservation Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                      Principal Market Value
                  Security Description                 Amount     (Note 2)
    ------------------------------------------------------------------------
    FOREIGN CORPORATE BONDS & NOTES (continued)
    Diversified Operations -- 0.3%
      Hutchison Whampoa Finance, Ltd.
       Company Guar. Notes
       7.50% due 08/01/27*........................... $400,000    $420,999
                                                                  --------
    Electric - Integrated -- 0.4%
      Empresa Nacional de Electricidad SA
       Bonds
       7.33% due 02/01/37#...........................  324,000     334,981
      TransAlta Corp.
       Senior Notes
       6.65% due 05/15/18............................  118,000     116,922
                                                                  --------
                                                                   451,903
                                                                  --------
    Electronic Components - Misc. -- 0.0%
      NXP BV / NXP Funding LLC
       Company Guar. Notes
       9.50% due 10/15/15#...........................   22,000      20,763
                                                                  --------
    Food - Meat Products -- 0.1%
      JBS SA
       Company Guar. Notes
       9.38% due 02/07/11............................  125,000     128,125
                                                                  --------
    Food - Retail -- 0.2%
      Delhaize Group SA
       Notes
       6.50% due 06/15/17............................  212,000     217,077
                                                                  --------
    Insurance - Multi - line -- 0.1%
      Aegon NV Sub.
       Bonds
       4.21% due 07/15/14(5)(8)......................  280,000     170,100
                                                                  --------
    Investment Companies -- 0.1%
      Xstrata Finance Canada, Ltd.
       Notes
       6.90% due 11/15/37*...........................  149,000     142,386
                                                                  --------
    Medical - Drugs -- 0.4%
      Angiotech Pharmaceuticals, Inc.
       Company Guar. Notes
       6.83% due 12/01/13(5).........................   70,000      60,550
      Angiotech Pharmaceuticals, Inc.
       Company Guar. Notes
       7.75% due 04/01/14#...........................  170,000     128,775
      AstraZeneca PLC
       Senior Notes
       5.90% due 09/15/17............................  145,000     148,343
      Elan Finance PLC
       Company Guar. Bonds
       7.75% due 11/15/11............................  155,000     151,512
                                                                  --------
                                                                   489,180
                                                                  --------
    Oil Companies - Exploration & Production -- 0.4%
      EnCana Corp.
       Bonds
       6.50% due 08/15/34............................   50,000      49,454
      EnCana Corp.
       Sub. Notes
       6.50% due 02/01/38............................  220,000     216,930
      OPTI Canada, Inc.
       Senior Notes
       7.88% due 12/15/14............................  170,000     172,125
      OPTI Canada, Inc.
       Senior Notes
       8.25% due 12/15/14............................   10,000      10,300
                                                                  --------
                                                                   448,809
                                                                  --------

                                                    Principal Market Value
                  Security Description               Amount     (Note 2)

      --------------------------------------------------------------------
      Oil Companies - Integrated -- 0.1%
        Petro - Canada
         Senior Notes
         6.80% due 05/15/38........................ $165,000   $  161,342
                                                               ----------
      Paper & Related Products -- 0.1%
        Abitibi - Consolidated, Inc.
         Notes
         8.55% due 08/01/10........................  180,000       99,000
                                                               ----------
      Pipelines -- 0.5%
        Enbridge, Inc.
         Bonds
         5.80% due 06/15/14........................  619,000      615,975
                                                               ----------
      Printing - Commercial -- 0.0%
        Quebecor World Capital Corp.
         Senior Notes
         8.75% due 03/15/16*+#(13)(14).............  105,000       60,900
                                                               ----------
      Real Estate Operations & Development -- 0.1%
        Brascan Corp.
         Notes
         8.13% due 12/15/08........................  181,000      182,629
                                                               ----------
      Special Purpose Entities -- 0.5%
        SMFG Preferred Capital, Ltd.
         Bonds
         6.08% due 01/25/17*(5)(8).................  453,000      394,758
        SovRisc BV
         Notes
         4.63% due 10/31/08*.......................  215,000      216,853
                                                               ----------
                                                                  611,611
                                                               ----------
      Steel - Producers -- 0.1%
        ArcelorMittal
         Notes
         6.13% due 06/01/18*.......................  190,000      185,134
                                                               ----------
      Telecom Services -- 0.1%
        TELUS Corp.
         Notes
         8.00% due 06/01/11........................   65,000       70,145
                                                               ----------
      Telecommunication Equipment -- 0.2%
        Nortel Networks, Ltd.
         Company Guar. Notes
         10.75% due 07/15/16*......................  200,000      197,500
                                                               ----------
      Telephone - Integrated -- 0.8%
        Telecom Italia Capital SA
         Company Guar. Bonds
         6.20% due 07/18/11........................  375,000      380,767
        Telecom Italia Capital SA
         Company Guar. Notes
         7.72% due 06/04/38........................  168,000      169,059
        Telefonica Emisones SAU
         Company Guar. Notes
         6.42% due 06/20/16........................  470,000      484,063
                                                               ----------
                                                                1,033,889
                                                               ----------
      Transport - Marine -- 0.2%
        DP World, Ltd.
         Bonds
         6.85% due 07/02/37*.......................  379,000      308,478
                                                               ----------
      Transport - Rail -- 0.2%
        Canadian National Railway Co.
         Notes
         6.38% due 10/15/11#.......................  210,000      219,398
                                                               ----------

AIG Retirement Company I Capital Conservation Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                   Principal  Market Value
                 Security Description               Amount      (Note 2)
      --------------------------------------------------------------------
      FOREIGN CORPORATE BONDS & NOTES (continued)
      Water -- 0.1%
        Veolia Environnement
         Notes
         6.75% due 06/01/38....................... $  190,000 $   187,826
                                                              -----------
      Total Foreign Corporate Bonds & Notes
         (cost $10,234,967).......................              9,625,388
                                                              -----------
      FOREIGN GOVERNMENT AGENCIES -- 0.2%
      Sovereign -- 0.2%
        Government of United Kingdom
         Notes
         2.25% due 07/08/08*
         (cost $196,997)..........................    197,000     197,033
                                                              -----------
      U.S. GOVERNMENT AGENCIES -- 37.7%
      Federal Home Loan Bank -- 0.9%
        4.50% due 09/08/08........................     70,000      70,387
        5.50% due 07/01/37........................    384,415     382,168
        6.00% due 11/01/37........................    684,198     695,381
                                                              -----------
                                                                1,147,936
                                                              -----------
      Federal Home Loan Mtg. Corp. -- 21.9%
        4.50% due 01/15/34........................  2,030,000   1,941,151
        5.00% due 11/15/28........................  1,145,000   1,155,284
        5.00% due 09/15/31........................  1,475,000   1,472,950
        5.00% due 10/01/33........................     23,500      22,797
        5.00% due 06/01/34........................    506,227     490,613
        5.00% due 10/15/34........................  2,025,000   1,965,197
        5.00% due 07/01/35........................    434,790     420,972
        5.00% due 10/01/35........................  2,267,774   2,195,701
        5.00% due 05/01/36........................  3,450,613   3,337,670
        5.00% due 11/01/36........................    206,289     199,537
        5.50% due 11/01/18........................    498,485     506,408
        5.50% due 11/15/25........................  2,850,000   2,832,037
        5.50% due 06/15/31........................    887,000     897,208
        5.50% due 10/01/33........................     30,936      30,842
        5.50% due 02/01/35........................    930,130     925,566
        5.50% due 07/01/36........................  2,055,376   2,043,982
        5.50% due 10/01/37........................    117,953     117,264
        5.79% due 01/01/37(5).....................    866,938     884,577
        5.81% due 01/01/37(5).....................  1,208,251   1,228,359
        5.96% due 10/01/36(5).....................  1,793,972   1,827,472
        6.00% due 10/01/33........................    674,981     688,755
        6.00% due 07/01/36........................  1,611,045   1,637,859
        6.50% due 02/01/33........................     91,910      95,652
        6.50% due 02/01/35........................     57,565      59,603
        6.50% due 01/01/36........................    237,434     245,393
        6.50% due 03/01/36........................    368,685     381,043
        7.00% due 11/01/16........................     55,182      57,921
        7.00% due 07/01/32........................     32,758      34,746
        7.50% due 04/01/31........................    135,090     145,673
        8.00% due 01/01/29........................     12,242      13,240
        8.00% due 12/01/29........................      9,070       9,811
        8.00% due 12/01/30........................     34,534      37,359
        8.00% due 01/01/31........................        270         292
                                                              -----------
                                                               27,902,934
                                                              -----------
      Federal National Mtg. Assoc. -- 14.7%
        4.50% due 11/01/22........................  2,467,465   2,412,186
        5.00% due 11/25/30........................  1,437,000   1,436,164
        5.00% due 10/01/33........................     56,410      54,723
        5.00% due 03/01/34........................    619,698     600,584
        5.00% due 10/01/35........................  1,353,024   1,310,023
        5.00% due 01/01/37........................    461,020     445,838
        5.50% due 11/01/22........................    476,084     481,765
        5.50% due 04/01/33........................    990,922     987,918
        5.50% due 12/01/33........................    809,055     806,350

                                                        Shares/
                                                       Principal  Market Value
                Security Description                    Amount      (Note 2)

 -----------------------------------------------------------------------------
 Federal National Mtg. Assoc. (continued)
   5.50% due 05/01/34................................. $  504,248 $    502,561
   5.50% due 10/01/34.................................    540,268      537,955
   5.50% due 12/01/35.................................    917,115      912,329
   5.50% due 02/01/36(5)..............................    408,338      416,018
   5.50% due 11/01/36.................................  1,395,959    1,387,802
   6.00% due 03/01/16.................................      2,607        2,684
   6.00% due 12/01/16.................................     65,765       67,703
   6.00% due 11/01/17.................................    173,783      178,905
   6.00% due 12/01/20.................................    508,405      523,388
   6.00% due 12/01/33.................................    558,783      569,662
   6.00% due 10/01/36.................................  1,247,523    1,267,132
   6.00% due 04/01/38.................................  1,241,410    1,260,536
   6.50% due 03/01/17.................................    101,442      105,506
   6.50% due 08/01/31.................................     55,569       57,814
   6.50% due 07/01/32.................................    371,148      385,797
   6.50% due 07/01/36.................................    336,524      347,387
   6.50% due 10/01/37.................................  1,408,654    1,453,828
   7.00% due 09/01/31.................................    233,038      246,955
   7.50% due 08/01/15.................................      1,096        1,143
                                                                  ------------
                                                                    18,760,656
                                                                  ------------
 Government National Mtg. Assoc. -- 0.2%
   6.00% due 03/15/29.................................     41,264       42,215
   6.00% due 04/15/29.................................     16,496       16,877
   6.50% due 07/15/32.................................     87,988       91,293
   6.50% due 09/15/32.................................    163,024      169,148
                                                                  ------------
                                                                       319,533
                                                                  ------------
 Total U.S. Government Agencies
    (cost $48,149,473)................................              48,131,059
                                                                  ------------
 U.S. GOVERNMENT TREASURIES -- 1.2%
 United States Treasury Bonds -- 0.1%
   4.75% due 02/15/37#................................     87,000       87,612
   5.00% due 05/15/37#................................      5,000        5,238
                                                                  ------------
                                                                        92,850
                                                                  ------------
 United States Treasury Notes -- 1.1%
   4.50% due 05/15/10#................................    110,000      113,902
   United States Treasury Notes TIPS
    0.88% due 04/15/10#(12)...........................    722,285      730,354
    2.00% due 01/15/14#(12)...........................    536,059      561,606
                                                                  ------------
                                                                     1,405,862
                                                                  ------------
 Total U.S. Government Treasuries
    (cost $1,477,954).................................               1,498,712
                                                                  ------------
 COMMON STOCK -- 0.0%
 Independent Power Producer -- 0.0%
   Mirant Corp.+#
    (cost $0).........................................        217        8,815
                                                                  ------------
 Total Long - Term Investment Securities
    (cost $130,874,938)...............................             126,837,514
                                                                  ------------
 SHORT - TERM INVESTMENT SECURITIES -- 4.4%
 Collective Investment Pool -- 4.4%
   Securities Lending Quality Trust(10)
    (cost $5,568,281).................................  5,568,281    5,568,281
                                                                  ------------
 REPURCHASE AGREEMENT -- 0.7%
   Agreement with State Street Bank & Trust Co.,
    bearing interest at 1.71%, dated 05/30/08, to be
    repurchased 06/02/08 in the amount of $895,128
    and collateralized by Federal Home Loan Bank,
    bearing interest at 4.50%, due 04/06/09 and
    having an approximate value of $925,363
    (cost $ 895,000).................................. $  895,000      895,000
                                                                  ------------

AIG Retirement Company I Capital Conservation Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                        Market Value
                                                          (Note 2)
          -----------------------------------------------------------
          TOTAL INVESTMENTS
             (cost $137,338,219)(11)............ 104.4% $133,300,795
          Liabilities in excess of other assets.  (4.4)   (5,605,911)
                                                 -----  ------------
          NET ASSETS --                          100.0% $127,694,884
                                                 =====  ============

--------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2008, the aggregate value of these securities was $12,298,388 representing 9.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
#  The security or a portion thereof is out on loan (See Note 2)
+  Non-income producing security
(1)Commercial Mortgaged Back Security
(2)Collateralized Mortgage Obligation
(3)Variable Rate Security -- the rate reflected is as of May 31, 2008, maturity date reflects the stated maturity date.
(4)Fair valued security; see Note 2.
(5)Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of May 31, 2008.
(6)To the extent permitted by the Statement of Additional Information, the Capital Conservation Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2008, the Capital Conservation Fund held the following restricted securities:

                                                                    Market   Value as a
                         Acquisition Principal Acquisition Market    Value      % of
         Name               Date      Amount      Cost     Value   Per Share Net Assets
------------------------ ----------- --------- ----------- ------- --------- ----------
ICO North America, Inc.
 7.50% due 08/15/09.....  08/11/05   $ 31,000    $31,000   $26,970  $87.00      0.02%
Southern Energy, Inc.
 7.90% due 07/15/09.....  01/03/06    175,000          0         0    0.00      0.00%
                                                           -------              ----
                                                           $26,970              0.02%
                                                           =======              ====

(7)Illiquid security
(8)Perpetual maturity -- maturity date reflects the next call date.
(9)"Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.
(10)The security is purchased with the cash collateral received from securities loaned (see Note 2).
(11)See Note 5 for cost of investments on a tax basis.
(12)Principal amount of security is adjusted for inflation.
(13)Bond in default.
(14)Company has filed Chapter 11 bankruptcy protection.
TIPSTreasury Inflation Protected Securities

See Notes to Financial Statements

AIG Retirement Company I Core Equity Fund
PORTFOLIO PROFILE -- May 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

             Collective Investment Pool...................... 12.9%
             Oil Companies -- Integrated.....................  9.6
             Medical -- Drugs................................  5.6
             Computers.......................................  4.8
             Electronic Components -- Semiconductors.........  4.1
             Oil Companies -- Exploration & Production.......  3.9
             Diversified Manufacturing Operations............  3.8
             Aerospace/Defense...............................  2.9
             Medical Products................................  2.9
             Enterprise Software/Service.....................  2.8
             Insurance -- Multi-line.........................  2.6
             Multimedia......................................  2.5
             Finance -- Investment Banker/Broker.............  2.3
             Telephone -- Integrated.........................  2.2
             Food -- Misc....................................  2.2
             Applications Software...........................  1.8
             Agricultural Chemicals..........................  1.8
             Insurance -- Property/Casualty..................  1.7
             Semiconductor Components -- Integrated Circuits.  1.7
             Pharmacy Services...............................  1.6
             Banks -- Super Regional.........................  1.6
             Internet Security...............................  1.6
             Oil -- Field Services...........................  1.5
             Office Automation & Equipment...................  1.4
             Semiconductor Equipment.........................  1.4
             Medical -- HMO..................................  1.4
             Machinery -- Farming............................  1.3
             Retail -- Discount..............................  1.2
             Oil Refining & Marketing........................  1.1
             Computer Services...............................  1.1
             Retail -- Restaurants...........................  1.0
             Chemicals -- Diversified........................  0.9
             Networking Products.............................  0.9
             Repurchase Agreements...........................  0.8
             Retail -- Consumer Electronics..................  0.8
             Engines -- Internal Combustion..................  0.8
             Food -- Retail..................................  0.8
             Athletic Footwear...............................  0.8
             Advertising Agencies............................  0.8
             Consumer Products -- Misc.......................  0.8
             Medical -- Biomedical/Gene......................  0.8
             Retail -- Apparel/Shoe..........................  0.8
             Steel -- Producers..............................  0.7
             Engineering/R&D Services........................  0.7
             Oil & Gas Drilling..............................  0.7
             Toys............................................  0.7
             Electronic Design Automation....................  0.7
             Electric -- Integrated..........................  0.7
             Containers -- Paper/Plastic.....................  0.7
             Health Care Cost Containment....................  0.7
             Retail -- Auto Parts............................  0.7
             Finance -- Other Services.......................  0.7
             Printing -- Commercial..........................  0.7
             Instruments -- Controls.........................  0.7
             Transport -- Marine.............................  0.6
             Instruments -- Scientific.......................  0.6
             Paper & Related Products........................  0.6
             Hospital Beds/Equipment.........................  0.6
             Banks -- Fiduciary..............................  0.6
             Office Furnishings -- Original..................  0.6
             Metal -- Aluminum...............................  0.6
             Metal -- Diversified............................  0.5
             Transport -- Rail...............................  0.4
             Cosmetics & Toiletries..........................  0.3
             Metal -- Copper.................................  0.3
             Coal............................................  0.3
             Medical -- Wholesale Drug Distribution..........  0.2
             Airlines........................................  0.2
             Retail -- Drug Store............................  0.2

                    Insurance -- Life/Health........   0.2
                    Finance -- Mortgage Loan/Banker.   0.1
                    Savings & Loans/Thrifts.........   0.1
                    Containers -- Metal/Glass.......   0.1
                    Finance -- Consumer Loans.......   0.1
                                                     -----
                                                     112.9%
                                                     =====

*  Calculated as a percentage of net assets

AIG Retirement Company I Core Equity Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008
--------------------------------------------------------------------------------


                                                             Market Value
                   Security Description              Shares    (Note2)
       ------------------------------------------------------------------
       COMMON STOCK -- 99.2%
       Advertising Agencies -- 0.8%
         Omnicom Group, Inc.#.......................  55,000 $ 2,695,550
                                                             -----------
       Aerospace/Defense -- 2.9%
         Lockheed Martin Corp.......................  29,000   3,173,760
         Northrop Grumman Corp......................  26,100   1,969,506
         Raytheon Co................................  81,200   5,185,432
                                                             -----------
                                                              10,328,698
                                                             -----------
       Agricultural Chemicals -- 1.8%
         Monsanto Co................................  29,000   3,694,600
         The Mosaic Co.+............................  20,000   2,506,400
                                                             -----------
                                                               6,201,000
                                                             -----------
       Airlines -- 0.2%
         Continental Airlines, Inc., Class B+#......  55,000     792,550
                                                             -----------
       Applications Software -- 1.8%
         Microsoft Corp............................. 219,000   6,202,080
                                                             -----------
       Athletic Footwear -- 0.8%
         NIKE, Inc., Class B........................  40,000   2,734,800
                                                             -----------
       Banks - Fiduciary -- 0.6%
         The Bank of New York Mellon Corp...........  45,751   2,037,292
                                                             -----------
       Banks - Super Regional -- 1.6%
         Bank of America Corp.......................  64,400   2,190,244
         Capital One Financial Corp.#...............  54,000   2,598,480
         Wachovia Corp.#............................  11,700     278,460
         Wells Fargo & Co.#.........................  21,400     589,998
                                                             -----------
                                                               5,657,182
                                                             -----------
       Chemicals - Diversified -- 0.9%
         E.I. du Pont de Nemours & Co.#.............  55,500   2,659,005
         The Dow Chemical Co........................  11,400     460,560
                                                             -----------
                                                               3,119,565
                                                             -----------
       Coal -- 0.3%
         Peabody Energy Corp........................  11,900     879,648
                                                             -----------
       Computer Services -- 1.1%
         Electronic Data Systems Corp............... 107,000   2,620,430
         Unisys Corp.+#............................. 216,700   1,096,502
                                                             -----------
                                                               3,716,932
                                                             -----------
       Computers -- 4.8%
         Apple, Inc.+...............................   2,000     377,500
         Hewlett - Packard Co....................... 149,300   7,026,058
         International Business Machines Corp.......  71,600   9,267,188
                                                             -----------
                                                              16,670,746
                                                             -----------
       Consumer Products - Misc. -- 0.8%
         Clorox Co..................................   9,500     542,735
         Kimberly - Clark Corp......................  33,400   2,130,920
                                                             -----------
                                                               2,673,655
                                                             -----------
       Containers - Metal/Glass -- 0.1%
         Crown Holdings, Inc.+......................  12,000     346,200
                                                             -----------
       Containers - Paper/Plastic -- 0.7%
         Packaging Corp. of America.................  97,000   2,525,880
                                                             -----------
       Cosmetics & Toiletries -- 0.3%
         Procter & Gamble Co........................  18,000   1,188,900
                                                             -----------
       Diversified Manufacturing Operations -- 3.8%
         General Electric Co........................ 172,400   5,296,128
         Honeywell International, Inc...............  69,100   4,119,742
         SPX Corp...................................  20,000   2,657,600
         Tyco International, Ltd....................  26,850   1,213,351
                                                             -----------
                                                              13,286,821
                                                             -----------

                                                              Market Value
                  Security Description                Shares    (Note2)

     ---------------------------------------------------------------------
     Electric - Integrated -- 0.7%
       Dominion Resources, Inc.#.....................  27,000 $ 1,250,100
       Southern Co.#.................................  35,500   1,285,100
                                                              -----------
                                                                2,535,200
                                                              -----------
     Electronic Components - Semiconductors -- 4.1%
       Fairchild Semiconductor International, Inc.+#.  81,500   1,222,500
       Intel Corp....................................  87,700   2,032,886
       LSI Logic Corp.+#............................. 368,900   2,681,903
       Micron Technology, Inc.+#..................... 272,100   2,195,847
       Texas Instruments, Inc........................ 101,000   3,280,480
       Xilinx, Inc#.................................. 102,000   2,774,400
                                                              -----------
                                                               14,188,016
                                                              -----------
     Electronic Design Automation -- 0.7%
       Synopsys, Inc.+...............................  97,000   2,555,950
                                                              -----------
     Engineering/R&D Services -- 0.7%
       Fluor Corp....................................  14,000   2,611,700
                                                              -----------
     Engines - Internal Combustion -- 0.8%
       Cummins, Inc..................................  39,000   2,746,380
                                                              -----------
     Enterprise Software/Service -- 2.8%
       BMC Software, Inc.+...........................  70,000   2,807,000
       CA, Inc....................................... 103,000   2,733,620
       Oracle Corp.+................................. 182,000   4,156,880
                                                              -----------
                                                                9,697,500
                                                              -----------
     Finance - Consumer Loans -- 0.1%
       SLM Corp.+#...................................  11,100     251,637
                                                              -----------
     Finance - Investment Banker/Broker -- 2.3%
       Citigroup, Inc................................  60,000   1,313,400
       Investment Technology Group, Inc.+............   6,000     252,600
       JPMorgan Chase & Co...........................  95,500   4,106,500
       Morgan Stanley................................  57,300   2,534,379
                                                              -----------
                                                                8,206,879
                                                              -----------
     Finance - Mortgage Loan/Banker -- 0.1%
       Federal National Mortgage Assoc.#.............  16,500     445,830
                                                              -----------
     Finance - Other Services -- 0.7%
       The Nasdaq Stock Market, Inc.+#...............  68,000   2,382,040
                                                              -----------
     Food - Misc. -- 2.2%
       General Mills, Inc............................  36,400   2,300,480
       Kraft Foods, Inc., Class A....................  78,300   2,543,184
       Unilever NV...................................  84,500   2,768,220
                                                              -----------
                                                                7,611,884
                                                              -----------
     Food - Retail -- 0.8%
       The Kroger Co.................................  99,000   2,736,360
                                                              -----------
     Health Care Cost Containment -- 0.7%
       McKesson Corp.................................  43,000   2,478,950
                                                              -----------
     Hospital Beds/Equipment -- 0.6%
       Kinetic Concepts, Inc.+.......................  48,000   2,084,640
                                                              -----------
     Instruments - Controls -- 0.7%
       Mettler Toledo International, Inc.+...........  22,000   2,281,400
                                                              -----------
     Instruments - Scientific -- 0.6%
       Waters Corp.+.................................  36,000   2,214,720
                                                              -----------
     Insurance - Life/Health -- 0.2%
       Prudential Financial, Inc.#...................   7,200     537,840
                                                              -----------
     Insurance - Multi-line -- 2.6%
       ACE, Ltd......................................  32,000   1,922,240
       Cincinnati Financial Corp.....................  33,000   1,155,660
       Hartford Financial Services Group, Inc........  29,300   2,082,351
       MetLife, Inc..................................  65,800   3,949,974
                                                              -----------
                                                                9,110,225
                                                              -----------

AIG Retirement Company I Core Equity Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                               Market Value
                   Security Description                Shares    (Note2)
     ----------------------------------------------------------------------
     COMMON STOCK (continued)
     Insurance - Property/Casualty -- 1.7%
       The Travelers Cos., Inc........................ 119,100 $ 5,932,371
                                                               -----------
     Internet Security -- 1.6%
       McAfee, Inc.+..................................  68,000   2,465,000
       Symantec Corp.+................................ 138,000   2,998,740
                                                               -----------
                                                                 5,463,740
                                                               -----------
     Machinery - Farming -- 1.3%
       Deere & Co.....................................  57,500   4,677,050
                                                               -----------
     Medical Products -- 2.9%
       Baxter International, Inc......................  33,400   2,040,740
       Covidien, Ltd..................................  25,350   1,269,782
       Johnson & Johnson.............................. 104,100   6,947,634
                                                               -----------
                                                                10,258,156
                                                               -----------
     Medical - Biomedical/Gene -- 0.8%
       Biogen Idec, Inc.+.............................  42,000   2,635,500
                                                               -----------
     Medical - Drugs -- 5.6%
       Bristol - Myers Squibb Co...................... 171,400   3,906,206
       Eli Lilly & Co.................................  67,000   3,225,380
       Merck & Co., Inc...............................  88,000   3,428,480
       Pfizer, Inc.................................... 311,800   6,036,448
       Schering - Plough Corp.........................  89,300   1,821,720
       Wyeth..........................................  28,500   1,267,395
                                                               -----------
                                                                19,685,629
                                                               -----------
     Medical - HMO -- 1.4%
       Aetna, Inc.....................................  53,000   2,499,480
       WellPoint, Inc.+...............................  40,000   2,232,800
                                                               -----------
                                                                 4,732,280
                                                               -----------
     Medical - Wholesale Drug Distribution -- 0.2%
       Cardinal Health, Inc...........................  15,500     876,370
                                                               -----------
     Metal - Aluminum -- 0.6%
       Alcoa, Inc.....................................  48,500   1,968,615
                                                               -----------
     Metal - Copper -- 0.3%
       Southern Copper Corp.#.........................   9,000     992,070
                                                               -----------
     Metal - Diversified -- 0.5%
       Freeport - McMoRan Copper & Gold, Inc..........  14,000   1,619,940
                                                               -----------
     Multimedia -- 2.5%
       The Walt Disney Co............................. 151,000   5,073,600
       Time Warner, Inc.#............................. 223,700   3,552,356
                                                               -----------
                                                                 8,625,956
                                                               -----------
     Networking Products -- 0.9%
       Cisco Systems, Inc.+...........................  14,000     374,080
       Juniper Networks, Inc.+#.......................  96,000   2,641,920
                                                               -----------
                                                                 3,016,000
                                                               -----------
     Office Automation & Equipment -- 1.4%
       Xerox Corp..................................... 369,400   5,016,452
                                                               -----------
     Office Furnishings - Original -- 0.6%
       Steelcase, Inc., Class A#...................... 157,000   1,978,200
                                                               -----------
     Oil & Gas Drilling -- 0.7%
       ENSCO International, Inc.......................  36,000   2,585,880
                                                               -----------
     Oil Companies - Exploration & Production -- 3.9%
       Anadarko Petroleum Corp........................  48,700   3,651,039
       Apache Corp....................................  24,000   3,217,440
       Devon Energy Corp..............................  28,000   3,246,320
       Occidental Petroleum Corp......................  40,000   3,677,200
                                                               -----------
                                                                13,791,999
                                                               -----------

                                                                  Market Value
                   Security Description                   Shares    (Note2)

  ----------------------------------------------------------------------------
  Oil Companies - Integrated -- 9.6%
    Chevron Corp.........................................  79,000 $ 7,832,850
    ConocoPhillips.......................................  55,000   5,120,500
    Exxon Mobil Corp..................................... 168,300  14,938,308
    Hess Corp............................................  24,000   2,947,440
    Marathon Oil Corp....................................  57,000   2,929,230
                                                                  -----------
                                                                   33,768,328
                                                                  -----------
  Oil Refining & Marketing -- 1.1%
    Sunoco, Inc.#........................................  33,000   1,467,510
    Valero Energy Corp...................................  50,000   2,542,000
                                                                  -----------
                                                                    4,009,510
                                                                  -----------
  Oil - Field Services -- 1.5%
    BJ Services Co.#.....................................  77,700   2,346,540
    Halliburton Co.#.....................................  61,900   3,007,102
                                                                  -----------
                                                                    5,353,642
                                                                  -----------
  Paper & Related Products -- 0.6%
    International Paper Co...............................  81,000   2,204,820
                                                                  -----------
  Pharmacy Services -- 1.6%
    Express Scripts, Inc.+...............................  38,000   2,740,180
    Medco Health Solutions, Inc.+........................  61,000   2,955,450
                                                                  -----------
                                                                    5,695,630
                                                                  -----------
  Printing - Commercial -- 0.7%
    R.R. Donnelley & Sons Co.............................  71,000   2,330,930
                                                                  -----------
  Retail - Apparel/Shoe -- 0.8%
    Nordstrom, Inc.#.....................................  14,700     514,206
    The Gap, Inc......................................... 116,000   2,117,000
                                                                  -----------
                                                                    2,631,206
                                                                  -----------
  Retail - Auto Parts -- 0.7%
    AutoZone, Inc.+#.....................................  19,000   2,404,640
                                                                  -----------
  Retail - Consumer Electronics -- 0.8%
    Best Buy Co., Inc.#..................................  59,000   2,754,710
                                                                  -----------
  Retail - Discount -- 1.2%
    TJX Cos., Inc.#......................................  80,000   2,564,800
    Wal - Mart Stores, Inc...............................  28,000   1,616,720
                                                                  -----------
                                                                    4,181,520
                                                                  -----------
  Retail - Drug Store -- 0.2%
    CVS Caremark Corp....................................  17,000     727,430
                                                                  -----------
  Retail - Restaurants -- 1.0%
    McDonald's Corp......................................  60,000   3,559,200
                                                                  -----------
  Savings & Loans/Thrifts -- 0.1%
    Hudson City Bancorp, Inc.............................  21,000     373,800
                                                                  -----------
  Semiconductor Components - Integrated Circuits -- 1.7%
    Analog Devices, Inc.#................................  34,300   1,204,273
    Integrated Device Technology, Inc.+.................. 185,000   2,086,800
    Linear Technology Corp.#.............................  70,000   2,573,900
                                                                  -----------
                                                                    5,864,973
                                                                  -----------
  Semiconductor Equipment -- 1.4%
    KLA - Tencor Corp.#..................................  55,000   2,536,600
    Novellus Systems, Inc.+#.............................  97,000   2,317,330
                                                                  -----------
                                                                    4,853,930
                                                                  -----------
  Steel - Producers -- 0.7%
    Nucor Corp...........................................  35,000   2,618,000
                                                                  -----------
  Telecom Services -- 0.0%
    Fairpoint Communications, Inc.#......................     967       8,703
                                                                  -----------

AIG Retirement Company I Core Equity Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                                         Market Value
                    Security Description                        Shares     (Note2)
-------------------------------------------------------------------------------------
COMMON STOCK (continued)
Telephone - Integrated -- 2.2%
 AT&T, Inc...................................................    110,100 $  4,392,990
 Qwest Communications International, Inc.#...................    298,000    1,445,300
 Verizon Communications, Inc.................................     52,600    2,023,522
                                                                         ------------
                                                                            7,861,812
                                                                         ------------
Television -- 0.0%
 CBS Corp., Class B..........................................      4,400       94,952
                                                                         ------------
Toys -- 0.7%
 Hasbro, Inc.................................................     71,000    2,573,040
                                                                         ------------
Transport - Marine -- 0.6%
 Tidewater, Inc.#............................................     33,000    2,254,890
                                                                         ------------
Transport - Rail -- 0.4%
 CSX Corp....................................................     21,000    1,450,260
                                                                         ------------
Total Long-Term Investment Securities
   (cost $334,016,802).......................................             347,166,784
                                                                         ------------
SHORT-TERM INVESTMENT SECURITIES -- 12.9%
Collective Investment Pool -- 12.9%
 Securities Lending Quality Trust(1) (cost $45,092,704)...... 45,092,704   45,092,704
                                                                         ------------

                                                             Principal  Market Value
                  Security Description                        Amount      (Note2)

-------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.8%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 1.71%, dated 05/30/2008, to be repurchased
   06/02/2008 in the amount of $2,823,402 and
   collateralized by Federal Home Loan Bank, bearing
   interest at 4.50%, due 04/06/09 and having an
   approximate value of $2,909,013
   (cost $2,823,000)....................................... $2,823,000  $  2,823,000
                                                                        ------------
TOTAL INVESTMENTS
   (cost $381,932,506)(2)..................................      112.9%  395,082,488
Liabilities in excess of other assets......................      (12.9)  (45,087,448)
                                                            ----------  ------------
NET ASSETS                                                       100.0% $349,995,040
                                                            ==========  ============

--------
+  Non-income producing security
#  The security or a portion thereof is out on loan (See Note 2)
(1)The security is purchased with the cash collateral received from securities loaned (see Note 2).
(2)See Note 5 for cost of investments on a tax basis.

Open call option contracts written at May 31, 2008 for the Core Equity Fund were as follows:
--------------------------------------------------------------------------------------------
                                                                                Unrealized
                     Contract              Number of Premiums Market Value at  Appreciation
Issue                 Month   Strike Price Contracts Received  May 31, 2008   (Depreciation)
--------------------------------------------------------------------------------------------
Nordstrom, Inc......  Jan-09     $40.00       147    $62,103      $44,100        $18,003
                                                                                 =======

See Notes to Financial Statements

AIG Retirement Company I Core Value Fund
PORTFOLIO PROFILE -- May 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

                Oil Companies -- Integrated............... 12.7%
                Finance -- Investment Banker/Broker.......  7.0
                Banks -- Super Regional...................  5.5
                Telephone -- Integrated...................  5.5
                Medical -- Drugs..........................  5.0
                Diversified Manufacturing Operations......  4.7
                Computers.................................  4.0
                Insurance -- Multi-line...................  3.3
                Medical Products..........................  3.1
                Electric -- Integrated....................  2.8
                Aerospace/Defense.........................  2.8
                Oil Companies -- Exploration & Production.  2.0
                Multimedia................................  1.9
                Applications Software.....................  1.8
                Chemicals -- Diversified..................  1.7
                Consumer Products -- Misc.................  1.5
                Beverages -- Non-alcoholic................  1.3
                Retail -- Restaurants.....................  1.2
                Medical -- Biomedical/Gene................  1.2
                Tobacco...................................  1.2
                Computers -- Memory Devices...............  1.0
                Retail -- Discount........................  0.9
                Food -- Misc..............................  0.9
                Electronic Components -- Semiconductors...  0.9
                Machinery -- Construction & Mining........  0.9
                Office Automation & Equipment.............  0.9
                Banks -- Fiduciary........................  0.9
                Insurance -- Reinsurance..................  0.8
                Metal -- Diversified......................  0.8
                Retail -- Consumer Electronics............  0.7
                Consulting Services.......................  0.7
                Computer Services.........................  0.7
                Insurance -- Life/Health..................  0.7
                Retail -- Apparel/Shoe....................  0.6
                Printing -- Commercial....................  0.6
                Medical -- HMO............................  0.6
                Steel -- Producers........................  0.5
                Retail -- Regional Department Stores......  0.5
                Oil Refining & Marketing..................  0.5
                Television................................  0.5
                Finance -- Mortgage Loan/Banker...........  0.5
                Internet Security.........................  0.5
                Independent Power Producers...............  0.5
                Time Deposits.............................  0.5
                Auto/Truck Parts & Equipment -- Original..  0.5
                Commercial Services -- Finance............  0.5
                Electronic Components -- Misc.............  0.5
                Toys......................................  0.5
                Enterprise Software/Service...............  0.4
                Forestry..................................  0.4
                Food -- Retail............................  0.4
                Publishing -- Newspapers..................  0.4
                Medical Instruments.......................  0.4
                Cosmetics & Toiletries....................  0.4
                Retail -- Drug Store......................  0.4
                Retail -- Office Supplies.................  0.4
                Banks -- Commercial.......................  0.4
                Apparel Manufacturers.....................  0.4
                Transport -- Rail.........................  0.4
                Non -- Hazardous Waste Disposal...........  0.4
                Insurance -- Property/Casualty............  0.3
                Home Decoration Products..................  0.3
                Retail -- Building Products...............  0.3
                Finance -- Credit Card....................  0.3
                Chemicals -- Specialty....................  0.3
                Building -- Residential/Commercial........  0.3
                Oil Field Machinery & Equipment...........  0.3
                Repurchase Agreements.....................  0.3
                Data Processing/Management................  0.3

                   Cable TV...........................  0.3
                   Oil -- Field Services..............  0.3
                   Semiconductor Equipment............  0.2
                   Computers -- Periphery Equipment...  0.2
                   Office Supplies & Forms............  0.2
                   Telecom Services...................  0.2
                   Brewery............................  0.2
                   Metal -- Copper....................  0.2
                   Medical Labs & Testing Services....  0.2
                   Engineering/R&D Services...........  0.2
                   Savings & Loans/Thrifts............  0.1
                   Paper & Related Products...........  0.1
                   Agricultural Chemicals.............  0.1
                   Machinery -- Farming...............  0.1
                   Electronic Parts Distribution......  0.1
                   Real Estate Investment Trusts......  0.1
                   Transport -- Truck.................  0.1
                   Networking Products................  0.1
                   Financial Guarantee Insurance......  0.1
                   Coal...............................  0.1
                   Wireless Equipment.................  0.1
                   Retail -- Auto Parts...............  0.1
                   Medical -- Outpatient/Home Medical.  0.1
                   Oil & Gas Drilling.................  0.1
                                                       ----
                                                       99.9%
                                                       ====

*  Calculated as a percentage of net assets

AIG Retirement Company I Core Value Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008
--------------------------------------------------------------------------------


                                                              Market Value
                  Security Description                Shares    (Note 2)
     ---------------------------------------------------------------------
     COMMON STOCK -- 99.1%
     Aerospace/Defense -- 2.8%
       Boeing Co.....................................  18,080  $1,496,482
       Lockheed Martin Corp..........................  11,521   1,260,858
       Northrop Grumman Corp.........................  29,650   2,237,389
                                                               ----------
                                                                4,994,729
                                                               ----------
     Agricultural Chemicals -- 0.1%
       CF Industries Holdings, Inc...................   1,372     187,827
       Terra Industries, Inc.........................   1,062      46,335
                                                               ----------
                                                                  234,162
                                                               ----------
     Apparel Manufacturers -- 0.4%
       VF Corp.......................................   8,605     651,399
                                                               ----------
     Applications Software -- 1.8%
       Microsoft Corp................................ 110,667   3,134,089
       Quest Software, Inc.+.........................   4,651      79,114
                                                               ----------
                                                                3,213,203
                                                               ----------
     Auto - Cars/Light Trucks -- 0.0%
       Ford Motor Co.+...............................   8,989      61,125
                                                               ----------
     Auto/Truck Parts & Equipment - Original -- 0.5%
       Lear Corp.+...................................   3,497      90,048
       Magna International, Inc., Class A............  10,325     739,270
       TRW Automotive Holdings Corp.+................   1,861      46,432
                                                               ----------
                                                                  875,750
                                                               ----------
     Banks - Commercial -- 0.4%
       Regions Financial Corp........................  15,529     276,727
       Royal Bank of Canada..........................   7,877     403,381
                                                               ----------
                                                                  680,108
                                                               ----------
     Banks - Fiduciary -- 0.9%
       State Street Corp.............................  10,944     788,187
       The Bank of New York Mellon Corp..............  17,169     764,535
                                                               ----------
                                                                1,552,722
                                                               ----------
     Banks - Super Regional -- 5.5%
       Bank of America Corp.......................... 121,562   4,134,324
       Capital One Financial Corp....................  12,511     602,029
       Fifth Third Bancorp...........................  10,500     196,350
       National City Corp............................  44,900     262,216
       PNC Financial Services Group, Inc.............   9,300     597,525
       US Bancorp....................................  44,832   1,487,974
       Wachovia Corp.................................  35,989     856,538
       Wells Fargo & Co..............................  63,839   1,760,041
                                                               ----------
                                                                9,896,997
                                                               ----------
     Beverages - Non - alcoholic -- 1.3%
       Coca-Cola Enterprises, Inc....................  15,976     321,756
       Pepsi Bottling Group, Inc.....................  22,771     738,236
       PepsiCo, Inc..................................     979      66,866
       The Coca-Cola Co..............................  22,050   1,262,583
                                                               ----------
                                                                2,389,441
                                                               ----------
     Brewery -- 0.2%
       Molson Coors Brewing Co., Class B.............   6,209     360,122
                                                               ----------
     Building - Heavy Construction -- 0.0%
       Perini Corp.+.................................   1,504      57,889
                                                               ----------
     Building - Residential/Commercial -- 0.3%
       NVR, Inc.+....................................     775     438,162
       Pulte Homes, Inc..............................   3,147      38,488
       Toll Brothers, Inc.+..........................   2,491      52,485
                                                               ----------
                                                                  529,135
                                                               ----------

                                                              Market Value
                  Security Description                Shares    (Note 2)

     ---------------------------------------------------------------------
     Cable TV -- 0.3%
      Comcast Corp., Class A.........................  21,798  $  490,455
                                                               ----------
     Chemicals - Diversified -- 1.7%
      E.I. du Pont de Nemours & Co...................  46,242   2,215,454
      PPG Industries, Inc............................  14,100     888,723
                                                               ----------
                                                                3,104,177
                                                               ----------
     Chemicals - Specialty -- 0.3%
      Methanex Corp..................................  18,495     529,882
                                                               ----------
     Coal -- 0.1%
      Alpha Natural Resources, Inc.+.................     960      78,413
      Walter Industries, Inc.........................   1,051      97,995
                                                               ----------
                                                                  176,408
                                                               ----------
     Commercial Services - Finance -- 0.5%
      H&R Block, Inc.................................  27,700     646,518
      Mastercard, Inc., Class A......................     584     180,252
      Visa, Inc., Class A+...........................     326      28,153
                                                               ----------
                                                                  854,923
                                                               ----------
     Computer Services -- 0.7%
      Computer Sciences Corp.+.......................  24,087   1,183,876
                                                               ----------
     Computers -- 4.0%
      Apple, Inc.+...................................     640     120,800
      Hewlett-Packard Co.............................  67,595   3,181,021
      International Business Machines Corp...........  28,905   3,741,174
      Sun Microsystems, Inc.+........................  12,574     162,833
                                                               ----------
                                                                7,205,828
                                                               ----------
     Computers - Memory Devices -- 1.0%
      Seagate Technology.............................  30,425     651,704
      Western Digital Corp.+.........................  28,517   1,070,243
                                                               ----------
                                                                1,721,947
                                                               ----------
     Computers - Periphery Equipment -- 0.2%
      Lexmark International, Inc., Class A+..........  11,625     428,498
                                                               ----------
     Consulting Services -- 0.7%
      Accenture Ltd., Class A........................  29,394   1,199,863
                                                               ----------
     Consumer Products - Misc. -- 1.5%
      Blyth, Inc.....................................   3,384      65,853
      Clorox Co......................................   7,900     451,327
      Kimberly-Clark Corp............................  20,484   1,306,879
      Tupperware Brands Corp.........................  21,693     830,842
                                                               ----------
                                                                2,654,901
                                                               ----------
     Cosmetics & Toiletries -- 0.4%
      Procter & Gamble Co............................  10,725     708,386
                                                               ----------
     Data Processing/Management -- 0.3%
      Fiserv, Inc.+..................................   9,400     492,184
                                                               ----------
     Diversified Manufacturing Operations -- 4.7%
      Dover Corp.....................................  13,500     730,080
      General Electric Co............................ 169,330   5,201,818
      Honeywell International, Inc...................   1,362      81,202
      Ingersoll-Rand Co., Ltd., Class A..............  16,200     713,448
      Parker Hannifin Corp...........................  12,884   1,090,888
      Tyco International, Ltd........................  12,600     569,394
                                                               ----------
                                                                8,386,830
                                                               ----------
     Electric - Integrated -- 2.8%
      Duke Energy Corp...............................   1,183      21,862
      Edison International...........................  17,704     942,384
      Entergy Corp...................................     843     101,809
      Exelon Corp....................................  20,554   1,808,752

AIG Retirement Company I Core Value Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                              Market Value
                   Security Description               Shares    (Note 2)
      --------------------------------------------------------------------
      COMMON STOCK (continued)
      Electric - Integrated (continued)
        FPL Group, Inc...............................  11,080 $   748,122
        PPL Corp.....................................  22,400   1,149,344
        Progress Energy, Inc.........................   3,854     164,797
        Public Service Enterprise Group, Inc.........   2,054      90,910
                                                              -----------
                                                                5,027,980
                                                              -----------
      Electronic Components - Misc. -- 0.5%
        Celestica ,Inc.+.............................  25,128     223,137
        Tyco Electronics, Ltd........................  15,630     627,075
                                                              -----------
                                                                  850,212
                                                              -----------
      Electronic Components - Semiconductors -- 0.9%
        Amkor Technology, Inc.+......................  48,379     515,720
        Intel Corp...................................  22,902     530,868
        LSI Logic Corp.+.............................  16,877     122,696
        NVIDIA Corp.+................................   6,744     166,577
        OmniVision Technologies, Inc.+...............   7,975     129,195
        Skyworks Solutions, Inc.+....................   2,482      25,639
        Xilinx, Inc..................................   3,338      90,794
                                                              -----------
                                                                1,581,489
                                                              -----------
      Electronic Parts Distribution -- 0.1%
        Avnet, Inc.+.................................   7,685     226,861
                                                              -----------
      Engineering/R&D Services -- 0.2%
        EMCOR Group, Inc.+...........................   8,373     245,747
        Jacobs Engineering Group, Inc.+..............     320      30,330
                                                              -----------
                                                                  276,077
                                                              -----------
      Enterprise Software/Service -- 0.4%
        Open Text Corp.+.............................   3,942     141,557
        Oracle Corp.+................................  29,000     662,360
                                                              -----------
                                                                  803,917
                                                              -----------
      Finance - Credit Card -- 0.3%
        Discover Financial Services..................  33,170     568,866
                                                              -----------
      Finance - Investment Banker/Broker -- 7.0%
        Citigroup, Inc............................... 142,539   3,120,179
        JP Morgan Chase & Co......................... 102,247   4,396,621
        Lehman Brothers Holdings, Inc................   6,960     256,198
        Merrill Lynch & Co., Inc.....................  29,221   1,283,386
        Morgan Stanley...............................  44,475   1,967,129
        The Charles Schwab Corp......................   4,214      93,466
        The Goldman Sachs Group, Inc.................   7,910   1,395,403
                                                              -----------
                                                               12,512,382
                                                              -----------
      Finance - Mortgage Loan/Banker -- 0.5%
        Federal National Mortgage Assoc..............   2,813      76,007
        Freddie Mac..................................  34,400     874,448
                                                              -----------
                                                                  950,455
                                                              -----------
      Financial Guarantee Insurance -- 0.1%
        MGIC Investment Corp.........................  15,600     187,512
                                                              -----------
      Food - Misc. -- 0.9%
        General Mills, Inc...........................  17,855   1,128,436
        Unilever NV..................................  15,500     507,780
                                                              -----------
                                                                1,636,216
                                                              -----------
      Food - Retail -- 0.4%
        The Kroger Co................................  27,000     746,280
                                                              -----------
      Forestry -- 0.4%
        Weyerhaeuser Co..............................  12,200     760,426
                                                              -----------
      Home Decoration Products -- 0.3%
        Newell Rubbermaid, Inc.......................  28,500     572,280
                                                              -----------

                                                              Market Value
                   Security Description               Shares    (Note 2)

      --------------------------------------------------------------------
      Independent Power Producers -- 0.5%
       NRG Energy, Inc.+.............................  14,700  $  611,373
       Reliant Energy, Inc.+.........................  12,893     329,545
                                                               ----------
                                                                  940,918
                                                               ----------
      Insurance - Life/Health -- 0.7%
       Torchmark Corp................................  14,900     944,809
       Unum Group....................................   9,227     222,186
                                                               ----------
                                                                1,166,995
                                                               ----------
      Insurance - Multi-line -- 3.3%
       ACE, Ltd......................................  16,925   1,016,685
       Allstate Corp.................................  40,600   2,068,164
       Hartford Financial Services Group, Inc........  27,100   1,925,997
       Loews Corp....................................  17,700     877,389
                                                               ----------
                                                                5,888,235
                                                               ----------
      Insurance - Property/Casualty -- 0.3%
       Arch Capital Group, Ltd.+.....................   6,797     478,237
       The Travelers Cos., Inc.......................   2,738     136,380
                                                               ----------
                                                                  614,617
                                                               ----------
      Insurance - Reinsurance -- 0.8%
       Aspen Insurance Holdings, Ltd.................  18,936     484,004
       Axis Capital Holdings, Ltd....................   6,106     214,015
       Endurance Specialty Holdings, Ltd.............  15,348     516,614
       Max Re Capital, Ltd...........................   3,127      75,423
       PartnerRe, Ltd................................   2,400     176,856
                                                               ----------
                                                                1,466,912
                                                               ----------
      Internet Security -- 0.5%
       Symantec Corp.+...............................  43,583     947,059
                                                               ----------
      Machinery - Construction & Mining -- 0.9%
       Caterpillar, Inc..............................  18,922   1,563,714
                                                               ----------
      Machinery - Farming -- 0.1%
       Deere & Co....................................   2,818     229,216
                                                               ----------
      Medical Instruments -- 0.4%
       Boston Scientific Corp.+......................   5,510      73,228
       Medtronic, Inc................................  12,800     648,576
                                                               ----------
                                                                  721,804
                                                               ----------
      Medical Labs & Testing Services -- 0.2%
       Quest Diagnostics, Inc........................   6,600     332,706
                                                               ----------
      Medical Products -- 3.1%
       Baxter International, Inc.....................   9,345     570,980
       Becton Dickinson & Co.........................  13,778   1,163,552
       Johnson & Johnson.............................  58,733   3,919,840
                                                               ----------
                                                                5,654,372
                                                               ----------
      Medical - Biomedical/Gene -- 1.2%
       Amgen, Inc.+..................................  42,819   1,885,320
       Genzyme Corp.+................................     311      21,291
       Invitrogen Corp.+.............................   3,880     178,325
                                                               ----------
                                                                2,084,936
                                                               ----------
      Medical - Drugs -- 5.0%
       Abbott Laboratories...........................  14,500     817,075
       Bristol-Myers Squibb Co.......................  26,127     595,435
       Cephalon, Inc.+...............................   3,623     245,313
       Eli Lilly & Co................................  23,629   1,137,500
       Merck & Co., Inc..............................  18,200     709,072
       Pfizer, Inc................................... 219,752   4,254,399
       Wyeth.........................................  26,511   1,178,944
                                                               ----------
                                                                8,937,738
                                                               ----------

AIG Retirement Company I Core Value Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                               Market Value
                   Security Description                Shares    (Note 2)
     ----------------------------------------------------------------------
     COMMON STOCK (continued)
     Medical - HMO -- 0.6%
       Aetna, Inc.....................................     878 $    41,407
       AMERIGROUP Corp.+..............................  13,863     382,757
       Humana, Inc.+..................................  12,359     630,927
                                                               -----------
                                                                 1,055,091
                                                               -----------
     Medical - Outpatient/Home Medical -- 0.1%
       Apria Healthcare Group, Inc.+..................   7,391     124,538
                                                               -----------
     Metal - Copper -- 0.2%
       Southern Copper Corp...........................   3,245     357,696
                                                               -----------
     Metal - Diversified -- 0.8%
       Freeport-McMoRan Copper & Gold, Inc............  11,689   1,352,534
                                                               -----------
     Mining -- 0.0%
       Newmont Mining Corp............................   1,690      80,326
                                                               -----------
     Multimedia -- 1.9%
       The Walt Disney Co.............................  44,615   1,499,064
       Time Warner, Inc...............................  68,092   1,081,301
       Viacom, Inc., Class B+.........................  20,700     741,474
                                                               -----------
                                                                 3,321,839
                                                               -----------
     Networking Products -- 0.1%
       Cisco Systems, Inc.+...........................   7,543     201,549
                                                               -----------
     Non - Hazardous Waste Disposal -- 0.4%
       Allied Waste Industries, Inc.+.................   1,054      14,197
       Waste Management, Inc..........................  16,400     622,052
                                                               -----------
                                                                   636,249
                                                               -----------
     Office Automation & Equipment -- 0.9%
       Xerox Corp..................................... 115,054   1,562,433
                                                               -----------
     Office Supplies & Forms -- 0.2%
       Avery Dennison Corp............................   8,100     417,798
                                                               -----------
     Oil & Gas Drilling -- 0.1%
       ENSCO International, Inc.......................   1,105      79,372
       Patterson-UTI Energy, Inc......................     777      24,460
                                                               -----------
                                                                   103,832
                                                               -----------
     Oil Companies - Exploration & Production -- 2.0%
       Apache Corp....................................     329      44,106
       Devon Energy Corp..............................   2,100     243,474
       EnCana Corp....................................   6,109     552,070
       Occidental Petroleum Corp......................  19,134   1,758,989
       Stone Energy Corp.+............................   2,707     182,939
       W&T Offshore, Inc..............................  13,736     765,919
                                                               -----------
                                                                 3,547,497
                                                               -----------
     Oil Companies - Integrated -- 12.7%
       Chevron Corp...................................  61,299   6,077,796
       ConocoPhillips.................................  51,935   4,835,148
       Exxon Mobil Corp............................... 104,704   9,293,527
       Royal Dutch Shell PLC ADR......................  30,200   2,581,798
                                                               -----------
                                                                22,788,269
                                                               -----------
     Oil Field Machinery & Equipment -- 0.3%
       National-Oilwell Varco, Inc.+..................   6,100     508,252
                                                               -----------
     Oil Refining & Marketing -- 0.5%
       Sunoco, Inc....................................   1,888      83,960
       Valero Energy Corp.............................  17,555     892,496
                                                               -----------
                                                                   976,456
                                                               -----------
     Oil - Field Services -- 0.3%
       Global Industries, Ltd.+.......................   1,580      27,255
       Oil States International, Inc.+................   1,013      59,179

                                                               Market Value
                   Security Description                 Shares   (Note 2)

     ----------------------------------------------------------------------
     Oil - Field Services (continued)
      Transocean, Inc.+................................  2,439  $  366,313
      Willbros Group, Inc.+............................    470      19,496
                                                                ----------
                                                                   472,243
                                                                ----------
     Paper & Related Products -- 0.1%
      International Paper Co...........................  8,700     236,814
                                                                ----------
     Printing - Commercial -- 0.6%
      R.R. Donnelley & Sons Co......................... 33,410   1,096,850
                                                                ----------
     Publishing - Newspapers -- 0.4%
      Gannett Co., Inc................................. 25,500     734,655
                                                                ----------
     Real Estate Investment Trusts -- 0.1%
      Hospitality Properties Trust.....................  1,445      44,795
      iStar Financial, Inc.............................  3,626      69,329
      ProLogis.........................................  1,724     106,767
                                                                ----------
                                                                   220,891
                                                                ----------
     Rental Auto/Equipment -- 0.0%
      Rent-A-Center, Inc.+.............................  3,854      80,857
                                                                ----------
     Retail - Apparel/Shoe -- 0.6%
      The Gap, Inc..................................... 62,906   1,148,034
                                                                ----------
     Retail - Auto Parts -- 0.1%
      AutoZone, Inc.+..................................    989     125,168
                                                                ----------
     Retail - Building Products -- 0.3%
      Home Depot, Inc.................................. 20,900     571,824
                                                                ----------
     Retail - Consumer Electronics -- 0.7%
      Best Buy Co., Inc................................ 17,112     798,959
      RadioShack Corp.................................. 33,459     490,175
                                                                ----------
                                                                 1,289,134
                                                                ----------
     Retail - Discount -- 0.9%
      BJ's Wholesale Club, Inc.+.......................    645      25,471
      Wal-Mart Stores, Inc............................. 28,540   1,647,900
                                                                ----------
                                                                 1,673,371
                                                                ----------
     Retail - Drug Store -- 0.4%
      Walgreen Co...................................... 19,275     694,286
                                                                ----------
     Retail - Office Supplies -- 0.4%
      Staples, Inc..................................... 29,500     691,775
                                                                ----------
     Retail - Regional Department Stores -- 0.5%
      Kohl's Corp.+.................................... 13,000     582,400
      Macy's, Inc...................................... 16,919     400,473
                                                                ----------
                                                                   982,873
                                                                ----------
     Retail - Restaurants -- 1.2%
      Darden Restaurants, Inc..........................  4,200     143,850
      McDonald's Corp.................................. 32,341   1,918,468
      Starbucks Corp.+.................................  7,900     143,701
      Yum! Brands, Inc.................................    547      21,716
                                                                ----------
                                                                 2,227,735
                                                                ----------
     Savings & Loans/Thrifts -- 0.1%
      Hudson City Bancorp, Inc.........................  4,934      87,825
      Washington Mutual, Inc........................... 19,473     175,647
                                                                ----------
                                                                   263,472
                                                                ----------
     Semiconductor Equipment -- 0.2%
      Applied Materials, Inc........................... 21,398     423,894
      ASM International NV.............................    400      10,260
                                                                ----------
                                                                   434,154
                                                                ----------
     Steel - Producers -- 0.5%
      Nucor Corp....................................... 13,151     983,695
                                                                ----------

AIG Retirement Company I Core Value Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                                             Market Value
                       Security Description                          Shares    (Note 2)
-----------------------------------------------------------------------------------------
COMMON STOCK (continued)
Telecom Services -- 0.2%
 Embarq Corp........................................................   7,931 $    375,295
                                                                             ------------
Telephone - Integrated -- 5.5%
 AT&T, Inc.@........................................................ 136,430    5,443,557
 Qwest Communications International, Inc............................  46,353      224,812
 Sprint Nextel Corp.................................................  53,950      504,972
 Verizon Communications, Inc........................................  96,479    3,711,547
                                                                             ------------
                                                                                9,884,888
                                                                             ------------
Television -- 0.5%
 CBS Corp., Class B.................................................  44,767      966,072
                                                                             ------------
Theater -- 0.0%
 Regal Entertainment Group, Class A.................................   2,065       36,282
                                                                             ------------
Tobacco -- 1.2%
 Altria Group, Inc..................................................  41,661      927,374
 Philip Morris International, Inc.+.................................  10,000      526,600
 Reynolds American, Inc.............................................   4,048      222,316
 Universal Corp.....................................................   7,990      396,384
                                                                             ------------
                                                                                2,072,674
                                                                             ------------
Toys -- 0.5%
 Hasbro, Inc........................................................  22,849      828,048
                                                                             ------------
Transport - Rail -- 0.4%
 CSX Corp...........................................................   5,470      377,758
 Norfolk Southern Corp..............................................   3,920      264,130
                                                                             ------------
                                                                                  641,888
                                                                             ------------
Transport - Truck -- 0.1%
 Con-way, Inc.......................................................     360       17,572
 YRC Worldwide, Inc.+...............................................  10,900      190,314
                                                                             ------------
                                                                                  207,886
                                                                             ------------
Wireless Equipment -- 0.1%
 Motorola, Inc......................................................  15,700      146,481
                                                                             ------------
Total Long-Term Investment Securities
   (cost $173,386,442)..............................................          178,006,819
                                                                             ------------


                                                                   Principal Market Value
                      Security Description                          Amount     (Note 2)

-----------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT SECURITIES -- 0.5%
Time Deposit -- 0.5%
  Euro Time Deposit with State Street Bank & Trust Co.
   0.50% due 06/02/08
   (cost $933,000)................................................ $933,000  $    933,000
                                                                             ------------
REPURCHASE AGREEMENT -- 0.3%
  Agreement with State Street Bank & Trust Co., bearing interest at 1.71%, dated 05/30/08, to be repurchased 06/02/08 in
   the amount of $503,072 and collateralized by $505,000 of
   Federal Home Loan Bank Bonds, bearing interest at 4.50%,
   due 04/06/09 and having an approximate value of $516,363
   (cost $503,000)................................................  503,000       503,000
                                                                             ------------
TOTAL INVESTMENTS
   (cost $174,822,442)(1).........................................     99.9%  179,442,819
Other assets less liabilities.....................................      0.1       254,480
                                                                   --------  ------------
NET ASSETS --                                                         100.0% $179,697,299
                                                                   ========  ============

--------
+  Non-income producing security
@ The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1)See Note 5 for cost of investments on a tax basis.

ADR--American Depository Receipt

  Open Futures Contracts
  ---------------------------------------------------------------------------
                                                                 Unrealized
  Number of                 Expiration  Value at  Value as of   Appreciation
  Contracts  Description       Date    Trade Date May 31, 2008 (Depreciation)
  ---------------------------------------------------------------------------
   6 Long   E-mini S&P 500. June 2008  $2,498,664  $2,521,080     $22,416
                                                                  =======

See Notes to Financial Statements

AIG Retirement Company I Foreign Value Fund
PORTFOLIO PROFILE -- May 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

            Collective Investment Pool......................  13.7%
            Banks -- Commercial.............................   9.6
            Oil Companies -- Integrated.....................   7.8
            Medical -- Drugs................................   7.2
            Insurance -- Multi-line.........................   5.0
            Telecom Services................................   4.2
            Electronic Components -- Semiconductors.........   4.1
            Telephone -- Integrated.........................   3.9
            Cellular Telecom................................   3.6
            Federal Home Loan Bank..........................   3.0
            Diversified Financial Services..................   2.7
            Semiconductor Components -- Integrated Circuits.   2.7
            Multimedia......................................   2.6
            Auto -- Cars/Light Trucks.......................   1.8
            Electric -- Generation..........................   1.8
            Television......................................   1.6
            Electronic Components -- Misc...................   1.6
            Oil Companies -- Exploration & Production.......   1.6
            Real Estate Operations & Development............   1.5
            Diversified Manufacturing Operations............   1.4
            Human Resources.................................   1.4
            Insurance -- Life/Health........................   1.4
            Athletic Footwear...............................   1.4
            Computers -- Periphery Equipment................   1.4
            Paper & Related Products........................   1.3
            Publishing -- Books.............................   1.2
            Diversified Minerals............................   1.1
            Wireless Equipment..............................   1.1
            Diversified Operations..........................   1.1
            Enterprise Software/Service.....................   1.1
            Oil Refining & Marketing........................   1.1
            Retail -- Building Products.....................   1.1
            Computers.......................................   1.0
            Transport -- Services...........................   1.0
            Internet Security...............................   1.0
            Investment Management/Advisor Services..........   1.0
            Retail -- Automobile............................   0.9
            Photo Equipment & Supplies......................   0.9
            Food -- Misc....................................   0.9
            Auto/Truck Parts & Equipment -- Original........   0.8
            Engineering/R&D Services........................   0.8
            Building -- Residential/Commercial..............   0.8
            Building -- Heavy Construction..................   0.7
            Security Services...............................   0.7
            Medical -- Wholesale Drug Distribution..........   0.7
            Apparel Manufacturers...........................   0.7
            Audio/Video Products............................   0.6
            Retail -- Misc./Diversified.....................   0.6
            Food -- Catering................................   0.6
            Aerospace/Defense...............................   0.5
            Retail -- Major Department Stores...............   0.4
            Machinery -- Pumps..............................   0.4
            Finance -- Investment Banker/Broker.............   0.4
            Metal -- Aluminum...............................   0.4
            Power Converter/Supply Equipment................   0.4
            Finance -- Consumer Loans.......................   0.3
            Coal............................................   0.3
            Electronic Parts Distribution...................   0.2
            Rubber -- Tires.................................   0.1
                                                             -----
                                                             113.2%
                                                             =====

Country Allocation*

            United Kingdom..................................  22.7%
            United States...................................  16.7
            France..........................................   8.1
            Japan...........................................   8.0
            Taiwan..........................................   8.0
            Germany.........................................   6.5
            South Korea.....................................   5.4
            Netherlands.....................................   4.4
            Italy...........................................   3.9
            Singapore.......................................   3.9
            Switzerland.....................................   3.5
            Hong Kong.......................................   2.6
            Australia.......................................   2.0
            Spain...........................................   1.9
            India...........................................   1.8
            Brazil..........................................   1.7
            Sweden..........................................   1.6
            Bermuda.........................................   1.4
            Russia..........................................   1.4
            Finland.........................................   1.3
            Norway..........................................   1.1
            Austria.........................................   1.0
            Israel..........................................   1.0
            Thailand........................................   0.9
            South Africa....................................   0.9
            China...........................................   0.9
            Turkey..........................................   0.6
                                                             -----
                                                             113.2%
                                                             =====

*  Calculated as a percentage of net assets

AIG Retirement Company I Foreign Value Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008
--------------------------------------------------------------------------------


                                                             Market Value
                 Security Description               Shares     (Note 2)
      -------------------------------------------------------------------
      COMMON STOCK -- 95.2%
      Australia -- 2.0%
        Alumina, Ltd.#............................   722,153 $ 3,920,528
        Downer EDI, Ltd.#......................... 1,031,950   7,111,496
        Goodman Fielder, Ltd.#.................... 5,034,421   8,420,824
                                                             -----------
                                                              19,452,848
                                                             -----------
      Austria -- 1.0%
        Telekom Austria AG#.......................   395,340   9,428,717
                                                             -----------
      Bermuda -- 1.4%
        Yue Yuen Industrial Holdings, Ltd......... 4,541,672  13,036,232
                                                             -----------
      Brazil -- 0.5%
        Empressa Brasileira de Aeronautica SA ADR.   134,612   5,050,642
                                                             -----------
      China -- 0.9%
        China Shenhua Energy Co., Ltd.............   557,738   2,487,126
        China Telecom Corp., Ltd.................. 7,725,823   5,613,272
                                                             -----------
                                                               8,100,398
                                                             -----------
      Finland -- 1.3%
        UPM-Kymmene Oyj...........................   646,988  12,581,891
                                                             -----------
      France -- 8.1%
        AXA SA#...................................   193,060   6,821,016
        France Telecom SA#........................   296,615   9,000,751
        Sanofi-Aventis#...........................   329,630  24,569,288
        Thomson...................................   885,290   5,633,114
        Total SA#.................................   162,850  14,210,615
        Vinci SA#.................................    55,454   4,178,179
        Vivendi Universal SA#.....................   299,580  12,590,920
                                                             -----------
                                                              77,003,883
                                                             -----------
      Germany -- 6.5%
        Bayerische Motoren Werke AG#..............   120,480   7,135,715
        Celesio AG................................   160,070   6,773,584
        Deutsche Post AG#.........................   293,900   9,350,451
        Infineon Technologies AG+................. 1,567,000  14,115,207
        SAP AG#...................................   190,740  10,540,335
        Siemens AG................................   120,035  13,617,401
                                                             -----------
                                                              61,532,693
                                                             -----------
      Hong Kong -- 2.6%
        Cheung Kong Holdings, Ltd.................   852,488  13,097,722
        Hang Lung Group, Ltd......................   191,573     986,844
        Hutchison Whampoa, Ltd....................   976,341  10,552,975
                                                             -----------
                                                              24,637,541
                                                             -----------
      India -- 1.8%
        Gail India, Ltd. GDR+*....................   118,579   7,055,451
        Reliance Industries, Ltd. GDR*............    89,790  10,236,060
                                                             -----------
                                                              17,291,511
                                                             -----------
      Israel -- 1.0%
        Check Point Software Technologies+........   370,390   9,196,784
                                                             -----------
      Italy -- 3.9%
        Eni SpA#..................................   406,473  16,555,451
        UniCredito Italiano SpA#.................. 2,939,132  20,542,195
                                                             -----------
                                                              37,097,646
                                                             -----------
      Japan -- 8.0%
        Ebara Corp.#.............................. 1,221,000   4,111,696
        Mitsubishi UFJ Financial Group, Inc.......   998,300  10,208,380
        NGK Spark Plug Co., Ltd.#.................   443,000   5,513,337
        NOK Corp..................................   134,200   2,383,062
        Olympus Corp.#............................   259,000   8,451,527


                                                             Market Value
                 Security Description               Shares     (Note 2)

      -------------------------------------------------------------------
      Japan (continued)
        Shinsei Bank, Ltd.#....................... 2,098,637 $ 8,281,474
        Sumitomo Mitsui Financial Group, Inc......     1,001   8,612,284
        Sumitomo Rubber Industries, Ltd...........   118,500     977,945
        Takeda Pharmaceutical Co., Ltd............   169,654   9,832,916
        Toyota Motor Corp.........................   170,500   8,685,117
        USS Co, Ltd...............................   131,840   8,929,402
                                                             -----------
                                                              75,987,140
                                                             -----------
      Netherlands -- 4.4%
        ING Groep NV..............................   754,080  28,789,336
        Koninklijke Philips Electronics NV........   111,750   4,290,742
        Reed Elsevier NV..........................   459,160   8,564,912
                                                             -----------
                                                              41,644,990
                                                             -----------
      Norway -- 1.1%
        Aker Kvaerner ASA.........................    96,730   2,729,273
        Telenor ASA#..............................   334,358   7,255,692
                                                             -----------
                                                               9,984,965
                                                             -----------
      Russia -- 1.4%
        Mobile Telesystems OJSC ADR...............    60,902   5,335,015
        OAO Gazprom ADR+..........................   126,800   7,658,720
                                                             -----------
                                                              12,993,735
                                                             -----------
      Singapore -- 3.9%
        Flextronics International, Ltd.+.......... 1,000,740  10,717,925
        Singapore Telecommunications, Ltd......... 5,003,999  14,002,597
        United Overseas Bank, Ltd.................   798,387  11,833,168
                                                             -----------
                                                              36,553,690
                                                             -----------
      South Africa -- 0.9%
        African Bank Investments, Ltd.............   957,920   3,084,278
        Foschini, Ltd.............................   474,115   2,117,839
        Massmart Holdings, Ltd....................   365,443   3,361,350
                                                             -----------
                                                               8,563,467
                                                             -----------
      South Korea -- 5.4%
        Hana Financial Group, Inc.................   270,550  11,294,257
        Kookmin Bank..............................   119,383   7,406,023
        KT Corp. ADR..............................   176,477   3,990,145
        Lotte Shopping Co., Ltd...................    12,315   4,148,638
        Samsung Electronics Co., Ltd..............    33,866  24,362,610
                                                             -----------
                                                              51,201,673
                                                             -----------
      Spain -- 1.9%
        Gamesa Corp. Tecnologica SA...............    65,529   3,391,767
        Telefonica SA#............................   495,904  14,234,219
        Telefonica SA ADR#........................       279      24,003
                                                             -----------
                                                              17,649,989
                                                             -----------
      Sweden -- 1.6%
        Husqvarna AB, Class A.....................        29         296
        Niscayah Group AB#........................   612,465   1,582,070
        Securitas AB, Class B#....................    208465   2,605,595
        Telefonaktiebolaget LM Ericsson, Class B#. 3,944,300  10,727,602
                                                             -----------
                                                              14,915,563
                                                             -----------
      Switzerland -- 3.5%
        Adecco SA.................................   233,970  13,345,662
        Novartis AG...............................   313,260  16,455,731
        UBS AG+...................................   157,468   3,792,225
                                                             -----------
                                                              33,593,618
                                                             -----------

AIG Retirement Company I Foreign Value Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                                 Market Value
                Security Description                    Shares     (Note 2)
  ---------------------------------------------------------------------------
  COMMON STOCK (continued)
  Taiwan -- 8.0%
    Chunghwa Telecom Co., Ltd. ADR...................    526,005 $ 13,029,144
    Compal Electronics, Inc..........................  8,579,000    9,537,866
    Lite-On Technology Corp.......................... 10,847,777   12,845,207
    Mega Financial Holding Co., Ltd.................. 18,343,000   14,359,693
    Taiwan Semiconductor Manufacturing Co., Ltd.+.... 11,849,328   25,567,920
                                                                 ------------
                                                                   75,339,830
                                                                 ------------
  Thailand -- 0.9%
    Advanced Info Service Public Co., Ltd. (foreign
     shares)(3)......................................  1,842,200    5,527,450
    Krung Thai Bank PCL.............................. 11,650,100    3,226,678
                                                                 ------------
                                                                    8,754,128
                                                                 ------------
  Turkey -- 0.6%
    Turkcell Iletisim Hizmetleri AS ADR#.............    274,500    5,328,045
                                                                 ------------
  United Kingdom -- 22.6%
    Aviva PLC........................................    924,468   11,546,213
    BP PLC...........................................  1,790,792   21,568,071
    BP PLC ADR#......................................        180       13,052
    British Energy Group PLC.........................  1,158,443   16,843,538
    British Sky Broadcasting Group PLC...............  1,437,470   15,461,841
    Burberry Group PLC...............................    657,675    6,513,943
    Compass Group PLC................................    712,754    5,294,604
    Electrocomponents PLC............................    553,383    1,888,199
    G4S PLC..........................................    938,920    4,189,440
    GlaxoSmithKline PLC..............................    768,151   16,943,355
    HSBC Holdings PLC................................    810,775   13,682,783
    Invesco, Ltd.....................................    329,744    9,176,776
    Kingfisher PLC...................................  3,659,325    9,945,295
    Old Mutual PLC...................................  5,639,463   13,070,319
    Pearson PLC......................................    872,917   11,801,527
    Persimmon PLC....................................    744,480    7,100,876
    Royal Bank of Scotland Group PLC.................  1,545,142    6,993,864
    Royal Dutch Shell PLC, Class A#..................    167,235    7,122,431
    Royal Dutch Shell PLC, Class B...................    354,545   14,783,799
    Vodafone Group PLC...............................  5,624,627   18,077,610
    Yell Group PLC...................................  1,025,690    2,565,134
                                                                 ------------
                                                                  214,582,670
                                                                 ------------
  Total Common Stock
     (cost $906,172,510).............................             901,504,289
                                                                 ------------
  PREFERRED STOCK -- 1.2%
  Brazil -- 1.2%
    Cia Vale do Rio Doce ADR
     (cost $3,366,650)...............................    327,814   10,794,915
                                                                 ------------

                                                  Shares/
                                                 Principal    Market Value
              Security Description                Amount        (Note 2)

    ------------------------------------------------------------------------
    RIGHTS -- 0.1%
    Switzerland -- 0.0%
      UBS AG
       Expires 06/17/08.......................      157,468  $      210,008
                                                             --------------
    United Kingdom -- 0.1%
      Royal Bank of Scotland Group PLC
       Expires 06/06/08.......................      944,253         523,732
                                                             --------------
    Total Rights
       (cost $2,321,176)......................                      733,740
                                                             --------------
    Total Long-Term Investment Securities
       (cost $911,860,336)....................                  913,032,944
                                                             --------------
    SHORT-TERM INVESTMENT SECURITIES -- 16.7%
    Collective Investment Pool -- 13.7%
      Securities Lending Quality Trust(1).....  129,624,085     129,624,085
                                                             --------------
    U.S. Government Agency -- 3.0%
      Federal Home Loan Bank Disc. Notes
       1.90% due 06/02/08..................... $ 28,842,000      28,840,478
                                                             --------------
    Total Short-Term Investment Securities
       (cost $158,464,563)....................                  158,464,563
                                                             --------------
    TOTAL INVESTMENTS
       (cost $1,070,324,899)(2)...............        113.2%  1,071,497,507
    Liabilities in excess of other assets.....        (13.2)   (124,563,559)
                                               ------------  --------------
    NET ASSETS --                                     100.0% $  946,933,948
                                               ============  ==============

--------
#  The security or a portion thereof is out on loan (See Note 2)
+  Non-income producing security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2008, the aggregate value of these securities was $17,291,511 representing 1.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)The security is purchased with the cash collateral received from securities loaned (see Note 2).
(2)See Note 5 for cost of investments on a tax basis.
(3)Fair valued security; see Note 2.

ADR--American Depository Receipt
GDR--Global Depository Receipt

See Notes to Financial Statements

AIG Retirement Company I Global Equity Fund
PORTFOLIO PROFILE -- May 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

               Collective Investment Pool................  17.2%
               Oil Companies -- Integrated...............   6.1
               Banks -- Commercial.......................   5.9
               Repurchase Agreements.....................   4.9
               Medical -- Drugs..........................   4.9
               Tobacco...................................   4.5
               Oil Companies -- Exploration & Production.   4.2
               Metal -- Diversified......................   3.6
               Transport -- Marine.......................   3.5
               Medical Products..........................   3.4
               Aerospace/Defense.........................   3.0
               Electronic Forms..........................   3.0
               Oil & Gas Drilling........................   2.8
               Insurance -- Multi-line...................   2.7
               Applications Software.....................   2.7
               Steel -- Producers........................   2.6
               Soap & Cleaning Preparation...............   2.5
               Auto -- Cars/Light Trucks.................   2.4
               Diversified Minerals......................   2.3
               Multimedia................................   2.1
               Finance -- Investment Banker/Broker.......   2.0
               Office Automation & Equipment.............   2.0
               Telephone -- Integrated...................   2.0
               Insurance -- Reinsurance..................   1.9
               Agricultural Chemicals....................   1.9
               Banks -- Super Regional...................   1.8
               Computers -- Memory Devices...............   1.8
               Computers -- Integrated Systems...........   1.5
               Telecom Services..........................   1.5
               Audio/Video Products......................   1.3
               Oil Refining & Marketing..................   1.3
               Metal Processors & Fabrication............   1.3
               Import/Export.............................   1.2
               Retail -- Apparel/Shoe....................   1.1
               Mining....................................   1.0
               Electronic Components -- Semiconductors...   1.0
               Wireless Equipment........................   1.0
               Enterprise Software/Service...............   0.9
               Beverages -- Non-alcoholic................   0.7
               Gas -- Distribution.......................   0.7
               Unknown...................................   0.6
               Finance -- Other Services.................   0.6
               Machinery -- General Industrial...........   0.4
               Insurance -- Property/Casualty............   0.3
               U.S. Government Treasuries................   0.3
               Medical -- Wholesale Drug Distribution....   0.3
               Diversified Financial Services............   0.3
               Airlines..................................   0.3
               Venture Capital...........................   0.3
               Auto/Truck Parts & Equipment -- Original..   0.1
                                                          -----
                                                          115.7%
                                                          =====

Country Allocation*

               United States.............................  66.1%
               Japan.....................................  11.6
               United Kingdom............................   8.4
               Switzerland...............................   5.3
               Canada....................................   2.4
               Australia.................................   2.3
               Cayman Islands............................   1.8
               France....................................   1.7
               Bermuda...................................   1.7
               Singapore.................................   1.7
               Germany...................................   1.7
               Taiwan....................................   1.5
               Luxembourg................................   1.3
               Russia....................................   1.2
               Ireland...................................   1.1
               Sweden....................................   1.1
               Finland...................................   1.0
               Austria...................................   0.9
               Belgium...................................   0.9
               Greece....................................   0.8
               Denmark...................................   0.6
               China.....................................   0.3
               South Korea...............................   0.3
                                                          -----
                                                          115.7%
                                                          =====

*  Calculated as a percentage of net assets

AIG Retirement Company I Global Equity Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008
--------------------------------------------------------------------------------


                                                                  Value
                  Security Description                 Shares    (Note 2)
    -----------------------------------------------------------------------
    COMMON STOCK -- 93.2%
    Australia -- 2.3%
      BHP Billiton, Ltd.#............................   222,106 $ 9,234,568
                                                                -----------
    Austria -- 0.9%
      Voestalpine AG.................................    43,190   3,599,520
                                                                -----------
    Belgium -- 0.9%
      KBC Groep NV...................................    27,612   3,406,948
                                                                -----------
    Bermuda -- 1.7%
      Arch Capital Group, Ltd.+......................    19,160   1,348,098
      Pacific Basin Shipping, Ltd.................... 3,090,000   5,353,323
                                                                -----------
                                                                  6,701,421
                                                                -----------
    Canada -- 2.4%
      Addax Petroleum Corp...........................   164,992   8,551,820
      Potash Corp. of Saskatchewan...................     5,000     993,005
                                                                -----------
                                                                  9,544,825
                                                                -----------
    Cayman Islands -- 1.8%
      Seagate Technology.............................   323,200   6,922,944
                                                                -----------
    China -- 0.3%
      China Petroleum & Chemical Corp................ 1,114,000   1,122,008
                                                                -----------
    Denmark -- 0.6%
      D/S Norden.....................................    20,421   2,551,294
                                                                -----------
    Finland -- 1.0%
      Nokia Oyj......................................   134,000   3,862,957
                                                                -----------
    France -- 1.7%
      Air France-KLM#................................    37,431   1,001,030
      Credit Agricole SA#............................   142,402   3,768,427
      Peugeot SA.....................................    15,000     933,449
      Vivendi Universal SA...........................    27,714   1,164,780
                                                                -----------
                                                                  6,867,686
                                                                -----------
    Germany -- 1.7%
      Allianz SE#....................................    26,160   4,952,589
      Salzgitter AG#.................................     8,200   1,611,228
                                                                -----------
                                                                  6,563,817
                                                                -----------
    Greece -- 0.8%
      Alpha Bank A.E.................................    91,400   3,136,833
                                                                -----------
    Ireland -- 1.1%
      Allied Irish Banks PLC.........................   164,012   3,258,413
      Bank of Ireland................................   100,864   1,278,891
                                                                -----------
                                                                  4,537,304
                                                                -----------
    Japan -- 11.6%
      Canon, Inc.....................................   148,700   8,026,020
      Inpex Holdings, Inc............................       341   4,302,125
      Matsushita Electric Industrial Co., Ltd........   232,000   5,281,730
      Mitsubishi Corp................................   134,200   4,633,732
      Mitsui O.S.K. Lines, Ltd.......................   553,000   8,345,883
      NSK, Ltd.......................................   523,000   5,174,435
      Suzuken Co., Ltd...............................    31,700   1,211,829
      Suzuki Motor Corp.#............................   310,100   8,589,376
      Toyota Boshoku Corp............................    12,700     343,341
                                                                -----------
                                                                 45,908,471
                                                                -----------
    Luxembourg -- 1.3%
      ArcelorMittal#.................................    52,086   5,171,511
                                                                -----------
    Russia -- 1.2%
      Mining & Metallurgical Co. Norilsk Nickel ADR#.   158,500   4,661,485
                                                                -----------
    Singapore -- 1.7%
      DBS Group Holdings, Ltd........................   459,000   6,573,758
                                                                -----------

                                                     Shares/
                                                    Principal     Value
                Security Description                 Amount      (Note 2)

    -----------------------------------------------------------------------
    South Korea -- 0.3%
     Korea Investment Holdings Co., Ltd...........      23,620 $  1,083,486
                                                               ------------
    Sweden -- 1.1%
     Hennes & Mauritz AB, Class B#................      79,700    4,403,058
                                                               ------------
    Switzerland -- 5.3%
     Credit Suisse Group..........................      87,687    4,467,431
     Roche Holding AG.............................      18,329    3,160,203
     Swiss Reinsurance............................      98,191    7,626,348
     Zurich Financial Services AG.................      19,797    5,807,563
                                                               ------------
                                                                 21,061,545
                                                               ------------
    Taiwan -- 1.5%
     High Tech Computer Corp......................     221,000    5,880,830
                                                               ------------
    United Kingdom -- 8.4%
     3i Group PLC.................................      56,248      986,639
     Antofagasta PLC..............................     299,372    4,088,914
     AstraZeneca PLC..............................      31,338    1,368,808
     Barclays PLC.................................     244,112    1,813,356
     Man Group PLC, Class B.......................     199,679    2,456,329
     Reckitt Benckiser Group PLC..................     164,373    9,683,537
     Royal Dutch Shell PLC, Class A#..............     303,094   12,941,370
                                                               ------------
                                                                 33,338,953
                                                               ------------
    United States -- 43.6%
     Adobe Systems, Inc.+.........................     265,800   11,711,148
     Altria Group, Inc............................      95,600    2,128,056
     Bank of America Corp.........................     207,500    7,057,075
     Eli Lilly & Co...............................      71,100    3,422,754
     Embarq Corp..................................     121,462    5,747,582
     Energen Corp.................................      36,200    2,713,190
     ENSCO International, Inc.#...................     156,200   11,219,846
     Exxon Mobil Corp.............................     111,754    9,919,285
     Freeport-McMoRan Copper & Gold, Inc.#........      80,900    9,360,939
     Johnson & Johnson............................     200,600   13,388,044
     JPMorgan Chase & Co..........................      17,400      748,200
     Lockheed Martin Corp.#.......................     108,500   11,874,240
     Loews Corp.#.................................     143,700   10,425,435
     Microsoft Corp...............................     372,460   10,548,067
     NVIDIA Corp.+................................     163,400    4,035,980
     Oracle Corp.+................................     160,500    3,665,820
     PepsiCo, Inc.................................      40,000    2,732,000
     Pfizer, Inc..................................     598,255   11,582,217
     Philip Morris International, Inc.+...........      95,600    5,034,296
     Roper Industries, Inc.#......................      26,400    1,717,056
     Terra Industries, Inc.#......................     146,117    6,375,085
     The Goldman Sachs Group, Inc.................      16,000    2,822,560
     Valero Energy Corp...........................     103,400    5,256,856
     Verizon Communications, Inc..................     207,000    7,963,290
     Viacom, Inc., Class B+.......................     196,135    7,025,555
     W&T Offshore, Inc.#..........................      70,080    3,907,661
                                                               ------------
                                                                172,382,237
                                                               ------------
    Total Long-Term Investment Securities
       (cost $362,014,189)........................              368,517,459
                                                               ------------
    SHORT-TERM INVESTMENT SECURITIES -- 17.5%
    Collective Investment Pool -- 17.2%
     Securities Lending Quality Trust(1)..........  68,110,915   68,110,915
                                                               ------------
    U.S. Government Treasuries -- 0.3%
     United States Treasury Bills 1.39% due
       09/18/08@.................................. $   906,000      900,868
       1.51% due 09/18/08@........................     353,000      351,001
                                                               ------------
                                                                  1,251,869
                                                               ------------
    Total Short-Term Investment Securities
       (cost $69,364,526).........................               69,362,784
                                                               ------------

AIG Retirement Company I Global Equity Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                            Principal      Value
                  Security Description                       Amount       (Note 2)
-------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 5.0%
  Agreement with Bank of America Securities NA, bearing
   interest at 2.21%, dated 05/30/08, to be repurchased
   06/02/08 in the amount of $19,554,601 and
   collateralized by Federal Home Loan Bank Notes,
   bearing interest at 2.40%, due 02/05/09 and having an
   approximate value of $19,923,320
   (cost $19,551,000)..................................... $19,551,000  $ 19,551,000
                                                                        ------------
TOTAL INVESTMENTS
   (cost $450,929,715)(2).................................       115.7%  457,431,243
Liabilities in excess of other assets.....................       (15.7)  (62,004,851)
                                                           -----------  ------------
NET ASSETS --                                                    100.0% $395,426,392
                                                           ===========  ============

--------
+  Non-income producing security
#  The security or a portion thereof is out on loan (See Note 2)
@ The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1)The security is purchased with the cash collateral received from securities loaned (see Note 2).
(2)See Note 5 for cost of investments on a tax basis.

ADR--AmericanDepository Receipt

 Open Futures Contracts
 ------------------------------------------------------------------------------
                                                                   Unrealized
 Number of                    Expiration  Value at  Value as of   Appreciation
 Contracts    Description        Date    Trade Date May 31, 2008 (Depreciation)
 ------------------------------------------------------------------------------
  14 Long  FTSE 100 Index.... June 2008  $1,612,980  $1,671,225     $ 58,245
  14 Long  Topix Index....... June 2008   1,649,732   1,864,096      214,364
  27 Long  S&P 500 Index..... June 2008   9,521,733   9,454,050      (67,683)
  29 Long  DJ Stoxx 50 Index. June 2008   1,624,550   1,701,789       77,239
                                                                    --------
                                                                    $282,165
                                                                    ========

Open Forward Foreign Currency Contracts
-------------------------------------------------------------------------------
                                                                     Gross
     Contract                                                     Unrealized
    to Deliver          In Exchange For         Delivery Date     Appreciation
-------------------------------------------------------------------------------
 *CHF    26,245,800           USD 25,630,026           6/18/2008    $444,173
*EUR     15,213,300           USD 23,934,845           6/18/2008     286,580
 *GBP     5,754,100           USD 11,441,595           6/18/2008      58,692
*JPY  2,251,092,400           USD 21,557,769           8/20/2008     110,900
 *NOK    14,742,500           USD  2,903,954           6/18/2008      20,206
 *USD    32,902,803           AUD 36,172,000           7/16/2008   1,456,222
 *USD    13,720,679           CAD 13,897,100           7/16/2008     257,485
 *USD       985,017           CHF  1,028,900           6/18/2008       2,330
 *USD     4,081,245           EUR  2,631,900           6/18/2008       9,903
 *USD    38,142,864           GBP 19,386,800           6/18/2008     208,584
 *USD    17,654,075           NOK 91,558,700           6/18/2008     255,523
 *USD     7,558,640           SEK 46,749,400           6/18/2008     224,534
                                                                  -----------
                                                                  $3,335,132
                                                                  ===========

AIG Retirement Company I Global Equity Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------

            --------------------------------------------------------
                                                           Gross
               Contract to      In Exchange   Delivery   Unrealized
                 Deliver            For         Date    Depreciation
            --------------------------------------------------------
            *AUD   12,270,900 USD  11,112,955 7/16/2008 $  (542,916)
            *CAD   14,025,700 USD  13,786,578 7/16/2008    (320,936)
            *CHF    1,542,200 USD   1,461,286 6/18/2008     (18,632)
            *EUR    4,792,000 USD   7,386,225 6/18/2008     (62,684)
            *GBP    9,133,500 USD  17,946,491 6/18/2008    (121,625)
             *JPY 199,021,900 USD   1,894,869 8/20/2008      (1,275)
             *NOK  28,301,200 USD   5,476,671 6/18/2008     (59,265)
             *SEK  58,981,100 USD   9,543,566 6/18/2008    (276,029)
             *USD     245,491 CAD     242,400 7/16/2008      (1,677)
             *USD  14,568,107 CHF  14,694,800 6/18/2008    (466,762)
             *USD  34,846,625 EUR  22,212,400 6/18/2008    (318,631)
             *USD   6,938,673 GBP   3,487,200 6/18/2008     (40,208)
             *USD   5,482,302 JPY 568,723,800 8/20/2008     (63,890)
             *USD  12,113,875 NOK  61,026,600 6/18/2008    (176,595)
                                                        -----------
                                                         (2,471,125)
                                                        ===========
            Net Unrealized Appreciation (Depreciation)  $   864,007
                                                        ===========

--------
* Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

AUD--Australian Dollar
CAD--Canada Dollar
CHF--Swiss Franc
EUR--Euro Dollar
GBP--Bristish Pound
JPY--Japanese Yen
NOK--Norwegian Krone
SEK--Swedish Krona
USD--United States Dollar

See Notes to Financial Statements

AIG Retirement Company I Global Social Awareness Fund
PORTFOLIO PROFILE -- May 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

                Banks -- Commercial....................... 7.7%
                Medical -- Drugs.......................... 5.4
                Oil Companies -- Integrated............... 3.4
                Collective Investment Pool................ 3.4
                Insurance -- Multi-line................... 3.3
                Commercial Paper.......................... 3.2
                Oil Companies -- Exploration & Production. 2.9
                Finance -- Investment Banker/Broker....... 2.8
                Telephone -- Integrated................... 2.6
                Multimedia................................ 2.4
                Computers................................. 2.3
                Banks -- Super Regional................... 2.3
                Food -- Misc.............................. 2.2
                Diversified Minerals...................... 2.0
                Oil -- Field Services..................... 1.9
                Transport -- Rail......................... 1.6
                Enterprise Software/Service............... 1.4
                Beverages -- Non-alcoholic................ 1.3
                Applications Software..................... 1.3
                Insurance -- Life/Health.................. 1.2
                Pipelines................................. 1.2
                Auto -- Cars/Light Trucks................. 1.2
                Chemicals -- Diversified.................. 1.2
                Networking Products....................... 1.2
                Retail -- Drug Store...................... 1.1
                Electric -- Integrated.................... 1.1
                Medical -- Biomedical/Gene................ 1.1
                Machinery -- Construction & Mining........ 1.0
                Cellular Telecom.......................... 1.0
                Insurance -- Property/Casualty............ 0.9
                Cosmetics & Toiletries.................... 0.9
                Wireless Equipment........................ 0.9
                Medical Instruments....................... 0.9
                Steel -- Producers........................ 0.8
                Metal Processors & Fabrication............ 0.8
                Retail -- Discount........................ 0.8
                Web Portals/ISP........................... 0.8
                Gas -- Distribution....................... 0.8
                Retail -- Restaurants..................... 0.8
                Medical Products.......................... 0.8
                Diversified Manufacturing Operations...... 0.7
                Consumer Products -- Misc................. 0.7
                Medical -- HMO............................ 0.7
                Building -- Heavy Construction............ 0.7
                Water..................................... 0.7
                Finance -- Other Services................. 0.7
                Real Estate Operations & Development...... 0.6
                Repurchase Agreements..................... 0.6
                Athletic Footwear......................... 0.6
                Industrial Gases.......................... 0.6
                Semiconductor Equipment................... 0.6
                Soap & Cleaning Preparation............... 0.5
                Building Products -- Cement............... 0.5
                Agricultural Chemicals.................... 0.5
                Electric -- Transmission.................. 0.5
                Metal -- Copper........................... 0.5
                Real Estate Investment Trusts............. 0.5
                Office Automation & Equipment............. 0.5
                Banks -- Fiduciary........................ 0.5
                Insurance -- Reinsurance.................. 0.5
                Machinery -- Farming...................... 0.5
                Mining.................................... 0.5
                Cable TV.................................. 0.5
                Food -- Retail............................ 0.5
                Finance -- Credit Card.................... 0.4
                Electronic Components -- Misc............. 0.4
                Telecom Services.......................... 0.4
                Wire & Cable Products..................... 0.4
                Auto -- Heavy Duty Trucks................. 0.4

              Power Converter/Supply Equipment................ 0.3
              Transport -- Marine............................. 0.3
              U.S. Government Treasuries...................... 0.3
              Electric Products -- Misc....................... 0.3
              Engineering/R&D Services........................ 0.3
              Oil Refining & Marketing........................ 0.3
              Transport -- Services........................... 0.3
              Distribution/Wholesale.......................... 0.3
              Machinery -- Electrical......................... 0.3
              Real Estate Management/Services................. 0.3
              Audio/Video Products............................ 0.3
              Retail -- Building Products..................... 0.3
              Auto/Truck Parts & Equipment -- Original........ 0.3
              Toys............................................ 0.3
              Diversified Operations.......................... 0.2
              Paper & Related Products........................ 0.2
              Airlines........................................ 0.2
              Food -- Wholesale/Distribution.................. 0.2
              Computers -- Memory Devices..................... 0.2
              Computers -- Periphery Equipment................ 0.2
              Recreational Vehicles........................... 0.2
              Machine Tools & Related Products................ 0.2
              Metal -- Diversified............................ 0.2
              Machinery -- General Industrial................. 0.2
              Filtration/Separation Products.................. 0.2
              E-Commerce/Services............................. 0.2
              Seismic Data Collection......................... 0.2
              Printing -- Commercial.......................... 0.2
              Retail -- Major Department Stores............... 0.2
              Non -- Ferrous Metals........................... 0.2
              Agricultural Operations......................... 0.2
              Consulting Services............................. 0.2
              Chemicals -- Specialty.......................... 0.2
              Instruments -- Scientific....................... 0.2
              Finance -- Mortgage Loan/Banker................. 0.2
              Pharmacy Services............................... 0.2
              Medical -- Wholesale Drug Distribution.......... 0.2
              Unknown......................................... 0.1
              Human Resources................................. 0.1
              Building Products -- Doors & Windows............ 0.1
              Building & Construction -- Misc................. 0.1
              Retail -- Misc./Diversified..................... 0.1
              Optical Supplies................................ 0.1
              Food -- Catering................................ 0.1
              Oil Field Machinery & Equipment................. 0.1
              Apparel Manufacturers........................... 0.1
              Electronic Components -- Semiconductors......... 0.1
              Building & Construction Products -- Misc........ 0.1
              Commercial Services -- Finance.................. 0.1
              Building -- Residential/Commercial.............. 0.1
              Independent Power Producers..................... 0.1
              Office Supplies & Forms......................... 0.1
              Diversified Operations/Commercial Services...... 0.1
              Retail -- Apparel/Shoe.......................... 0.1
              Textile -- Products............................. 0.1
              Photo Equipment & Supplies...................... 0.1
              Diversified Financial Services.................. 0.1
              Retail -- Automobile............................ 0.1
              Retail -- Consumer Electronics.................. 0.1
              Medical -- Generic Drugs........................ 0.1
              Semiconductor Components -- Integrated Circuits. 0.1
              Electric -- Generation.......................... 0.1
              Advertising Agencies............................ 0.1
              Finance -- Leasing Companies.................... 0.1
              Computers -- Integrated Systems................. 0.1
              Satellite Telecom............................... 0.1
              Dialysis Centers................................ 0.1
              Electronic Measurement Instruments.............. 0.1
              Publishing -- Newspapers........................ 0.1

AIG Retirement Company I Global Social Awareness Fund
PORTFOLIO PROFILE -- May 31, 2008 (Unaudited) -- (continued)
--------------------------------------------------------------------------------

Industry Allocation* (continued)

                     Property Trust.................   0.1%
                     Electronic Security Devices....   0.1
                     Therapeutics...................   0.1
                     Television.....................   0.1
                     Retail -- Jewelry..............   0.1
                     Food -- Confectionery..........   0.1
                     Engines -- Internal Combustion.   0.1
                     Advertising Services...........   0.1
                     Transport -- Truck.............   0.1
                     Rubber -- Tires................   0.1
                     Tools -- Hand Held.............   0.1
                                                     -----
                                                     102.7%
                                                     =====

*  Calculated as a percentage of net assets

Country Allocation*

                     United States..................  49.7%
                     Japan..........................  10.0
                     United Kingdom.................   9.4
                     Germany........................   4.8
                     Canada.........................   4.6
                     France.........................   3.6
                     Australia......................   3.1
                     Italy..........................   2.7
                     Switzerland....................   2.1
                     Spain..........................   2.0
                     Netherlands....................   1.8
                     Sweden.........................   1.2
                     Norway.........................   1.0
                     Bermuda........................   0.9
                     Netherlands Antilles...........   0.9
                     Hong Kong......................   0.8
                     Austria........................   0.7
                     Belgium........................   0.7
                     Cayman Islands.................   0.5
                     Denmark........................   0.5
                     Greece.........................   0.5
                     Finland........................   0.4
                     Singapore......................   0.4
                     Ireland........................   0.2
                     Luxembourg.....................   0.1
                     New Zealand....................   0.1
                                                     -----
                                                     102.7%
                                                     =====

AIG Retirement Company I Global Social Awareness Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008
--------------------------------------------------------------------------------


                                                              Market Value
                   Security Description                Shares   (Note 2)
     ---------------------------------------------------------------------
     COMMON STOCK -- 94.9%
     Australia -- 3.1%
       AGL Energy, Ltd................................  7,072 $    97,403
       Alumina, Ltd................................... 40,630     220,578
       Amcor, Ltd..................................... 37,532     218,467
       AMP, Ltd....................................... 38,895     272,871
       ASX, Ltd.......................................  2,171      71,340
       Australia and New Zealand Banking Group, Ltd... 53,320   1,104,883
       Axa Asia Pacific Holdings, Ltd.................  3,218      16,240
       Babcock & Brown, Ltd...........................  3,269      38,931
       BHP Billiton, Ltd.............................. 85,157   3,540,598
       BlueScope Steel, Ltd........................... 35,811     388,490
       Brambles, Ltd.................................. 32,204     252,401
       Cochlear, Ltd..................................    250      12,949
       Commonwealth Bank of Australia................. 42,539   1,720,679
       Computershare, Ltd.............................  7,011      63,929
       CSL, Ltd....................................... 14,426     548,777
       CSR, Ltd....................................... 20,776      57,984
       Dexus Property Group...........................  4,257       6,429
       Fairfax Media, Ltd............................. 37,172     122,930
       Fortescue Metals Group, Ltd.+.................. 27,256     277,446
       Goodman Fielder, Ltd........................... 12,316      20,600
       GPT Group...................................... 36,090      99,345
       Harvey Norman Holdings, Ltd.................... 15,972      56,332
       Incitec Pivot, Ltd.............................    938     155,998
       Insurance Australia Group, Ltd.................  9,706      37,293
       Leighton Holdings, Ltd.........................  3,312     168,727
       Macquarie Airports Management, Ltd............. 20,189      55,960
       Macquarie Goodman Group........................ 17,411      66,566
       Macquarie Group, Ltd...........................  5,363     279,365
       Macquarie Infrastructure Group................. 39,922     114,472
       Mirvac Group...................................  6,064      19,069
       National Australia Bank, Ltd................... 43,355   1,297,446
       Newcrest Mining, Ltd........................... 11,232     341,820
       Orica, Ltd.....................................  4,746     137,448
       Origin Energy, Ltd............................. 28,360     422,861
       Qantas Airways, Ltd............................ 35,328     117,170
       QBE Insurance Group, Ltd....................... 26,440     617,632
       Santos, Ltd.................................... 14,621     294,588
       Sims Group, Ltd................................  4,655     167,292
       Stockland...................................... 39,400     237,625
       Suncorp - Metway, Ltd.......................... 16,886     232,895
       Transurban Group............................... 11,578      62,967
       Westfield Group................................ 54,087     881,940
       Westpac Banking Corp........................... 62,999   1,399,986
       Woodside Petroleum, Ltd........................ 17,371   1,079,208
       WorleyParsons, Ltd.............................  5,543     197,615
       Zinifex, Ltd...................................  9,337      84,781
                                                              -----------
                                                               17,680,326
                                                              -----------
     Austria -- 0.7%
       Andritz AG.....................................  8,403     568,543
       Oesterreichische Elektrizitaetswirtschafts AG+.  1,704     143,949
       OMV AG......................................... 25,996   2,140,257
       Raiffeisen International Bank Holding AG.......  6,195     928,609
                                                              -----------
                                                                3,781,358
                                                              -----------
     Belgium -- 0.7%
       Bekaert NV.....................................  4,009     643,721
       Belgacom SA.................................... 33,753   1,589,514
       Dexia SA....................................... 19,799     466,655
       Fortis.........................................  3,433      84,066
       KBC Ancora.....................................  5,675     563,900
       S.A D'Ieteren NV...............................    498     152,605
       Solvay SA......................................  4,026     577,177
                                                              -----------
                                                                4,077,638
                                                              -----------

                                                            Market Value
                  Security Description              Shares    (Note 2)

       -----------------------------------------------------------------
       Bermuda -- 0.9%
         Accenture Ltd., Class A...................  23,040  $  940,493
         Brookfield Infrastructure Partners LP.....     283       5,337
         Cheung Kong Infrastructure Holdings, Ltd..  96,000     388,114
         Covidien, Ltd.............................  20,680   1,035,861
         Esprit Holdings, Ltd......................  19,000     222,043
         Frontline, Ltd............................   9,200     570,538
         Kerry Properties, Ltd.....................  13,500      92,290
         Li & Fung, Ltd............................  80,000     302,413
         Noble Group, Ltd.......................... 472,200     867,027
         Orient Overseas International, Ltd........   7,000      47,181
         Tyco Electronics, Ltd.....................  13,180     528,782
         Warner Chilcott, Ltd., Class A+#..........  20,070     348,817
                                                             ----------
                                                              5,348,896
                                                             ----------
       Canada -- 4.6%
         Agnico - Eagle Mines, Ltd.................   2,880     203,913
         Agrium, Inc...............................   2,500     218,297
         Alimentation Couche Tard, Inc.............   2,050      30,020
         Bank of Montreal..........................   9,010     442,248
         Bank of Nova Scotia.......................  23,040   1,153,623
         Barrick Gold Corp.........................  22,600     910,505
         Brookfield Asset Management, Inc..........   9,190     337,596
         Canadian Imperial Bank of Commerce........   7,080     497,510
         Canadian National Railway Co..............  11,830     662,937
         Canadian Natural Resources, Ltd...........  14,300   1,399,489
         Canadian Oil Sands Trust..................   7,800     392,826
         Canadian Pacific Railway, Ltd.............   3,480     254,205
         Canadian Tire Corp., Ltd., Class A........   2,160     130,217
         Enbridge, Inc.............................  14,500     645,612
         Ensign Energy Services, Inc...............     870      19,430
         Fairfax Financial Holdings, Ltd...........     330      90,853
         Finning International, Inc................  31,100     880,791
         First Quantum Minerals, Ltd...............   1,670     131,166
         Fortis, Inc...............................   2,900      79,680
         George Weston, Ltd........................   2,140     110,295
         Gildan Activewear, Inc.+..................   1,690      49,921
         Goldcorp, Inc.............................  16,800     675,821
         Harvest Energy Trust......................     270       6,649
         Husky Energy, Inc.........................   6,180     310,120
         Imperial Oil, Ltd.........................   8,180     475,438
         Kinross Gold Corp.........................  11,960     238,574
         Loblaw Cos., Ltd..........................   3,390     116,173
         Magna International, Inc..................     960      67,662
         Manulife Financial Corp...................  40,700   1,571,718
         Nexen, Inc................................  10,900     419,172
         Nortel Networks Corp.+....................   8,650      70,603
         OPTI Canada, Inc.+........................     530      12,002
         Pan American Silver Corp.+................   1,210      40,102
         Penn West Energy Trust....................   3,928     129,115
         Petro - Canada............................  12,700     732,781
         Potash Corp. of Saskatchewan..............   8,200   1,628,529
         Power Corp. Of Canada.....................   5,520     186,722
         Research In Motion, Ltd.+.................  10,450   1,445,184
         Rogers Communications, Inc................  10,460     460,046
         Royal Bank of Canada......................  31,090   1,589,545
         Saputo, Inc...............................   1,150      31,285
         Shaw Communications, Inc., Class B........   9,400     194,509
         Sherritt International Corp...............   8,520     130,424
         Shoppers Drug Mart Corp...................  16,600     931,411
         Sun Life Financial, Inc...................  12,620     587,435
         Suncor Energy, Inc........................  29,200   1,992,806
         Talisman Energy, Inc......................  26,020     597,601
         Teck Cominco, Ltd.........................  13,100     648,276
         TELUS Corp................................   3,840     179,710
         TELUS Corp. (Non Voting Shares)...........   1,690      81,302

AIG Retirement Company I Global Social Awareness Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                               Market Value
                  Security Description                 Shares    (Note 2)
    -----------------------------------------------------------------------
    COMMON STOCK (continued)
    Canada (continued)
     Thomson Corp.....................................   5,050 $   183,733
     Toronto - Dominion Bank..........................  13,770     996,302
     TransAlta Corp...................................   3,410     123,654
     Trican Well Service, Ltd.........................   1,230      26,504
     UTS Energy Corp.+................................   4,200      23,671
     Yamana Gold, Inc.................................  11,760     181,797
     Yellow Pages Income Fund.........................   5,250      53,102
                                                               -----------
                                                                25,780,612
                                                               -----------
    Cayman Islands -- 0.5%
     ACE, Ltd.........................................   5,574     334,830
     Kingboard Chemical Holdings, Ltd.................  11,500      53,198
     Lee & Man Paper Manufactoring, Ltd...............   3,800       7,918
     Tencent Holdings, Ltd............................  20,800     175,112
     Tingyi Cayman Islands Holding Corp...............  52,000      62,302
     Transocean, Inc.+................................  13,340   2,003,535
                                                               -----------
                                                                 2,636,895
                                                               -----------
    Denmark -- 0.5%
     Danisco A/S......................................  20,550   1,598,738
     H. Lundbeck A/S..................................   4,100     100,480
     Vestas Wind Systems A/S+.........................   8,300   1,142,559
                                                               -----------
                                                                 2,841,777
                                                               -----------
    Finland -- 0.4%
     KCI Konecranes Oyj...............................  19,870     910,380
     Neste Oil Oyj....................................   9,994     332,886
     Orion Oyj........................................   7,768     166,653
     Outokumpu Oyj....................................  12,091     540,804
     Rautaruukki Oyj..................................   5,115     271,913
                                                               -----------
                                                                 2,222,636
                                                               -----------
    France -- 3.6%
     AXA SA...........................................  57,041   2,015,320
     BNP Paribas SA...................................  32,675   3,372,335
     Cie Generale de Geophysique - Veritas+...........   3,797   1,020,584
     Essilor International SA.........................  10,538     662,829
     France Telecom SA................................  87,601   2,658,243
     Gaz de France SA.................................  23,667   1,612,345
     Hermes International.............................   1,287     212,699
     Lafarge SA.......................................   7,720   1,396,207
     Lagardere SCA....................................   3,079     222,263
     Legrand SA.......................................  36,850   1,073,779
     Natixis..........................................  41,821     636,316
     Peugeot SA.......................................  16,345   1,017,149
     Publicis Groupe..................................   3,071     122,070
     Sanofi - Aventis.................................   2,602     193,943
     Societe BIC SA...................................  12,567     625,635
     Technip SA.......................................   2,377     222,880
     Unibail - Rodamco................................   2,381     619,682
     Vivendi Universal SA.............................  69,655   2,927,500
                                                               -----------
                                                                20,611,779
                                                               -----------
    Germany -- 4.5%
     Allianz SE.......................................  17,608   3,333,532
     BASF AG..........................................  22,826   3,422,247
     Bayerische Motoren Werke AG......................  14,937     884,679
     Bilfinger Berger AG..............................   3,555     329,076
     Celesio AG.......................................   5,686     240,611
     Commerzbank AG...................................  30,287   1,069,130
     Deutsche Bank AG.................................   6,276     671,072
     Deutsche Boerse AG...............................   7,648   1,097,387
     Deutsche Postbank AG.............................   5,503     531,656
     Deutsche Telekom AG.............................. 155,428   2,601,844
     HeidelbergCement AG..............................   8,103   1,388,577

                                                               Market Value
                  Security Description                 Shares    (Note 2)

    -----------------------------------------------------------------------
    Germany (continued)
      Heidelberger Druckmaschinen AG..................   6,058 $   151,455
      Henkel AG & Co. KGaA............................  38,227   1,727,651
      Hochtief AG.....................................   1,137     131,605
      K+S AG..........................................     421     197,369
      Linde AG........................................   7,546   1,133,936
      Merck KGaA......................................   4,077     573,135
      Muenchener Rueckversicherungs - Gesellschaft AG.  13,045   2,445,518
      Puma AG Rudolf Dassler Sport....................   1,830     715,570
      Salzgitter AG...................................   1,149     225,768
      SAP AG..........................................  45,489   2,513,732
      Wacker Chemie AG................................     917     219,629
                                                               -----------
                                                                25,605,179
                                                               -----------
    Greece -- 0.5%
      Coca - Cola Hellenic Bottling Co. SA............  33,576   1,526,332
      Hellenic Petroleum SA...........................  63,086   1,024,644
                                                               -----------
                                                                 2,550,976
                                                               -----------
    Hong Kong -- 0.8%
      BOC Hong Kong Holdings, Ltd..................... 116,000     296,395
      Hang Lung Properties, Ltd.......................  56,000     213,124
      Hang Seng Bank, Ltd.............................  16,000     324,145
      Henderson Land Development Co., Ltd.............  34,000     236,356
      Hong Kong & China Gas Co., Ltd..................  68,200     167,968
      Hong Kong Exchanges & Clearing, Ltd.............  25,300     434,424
      HongKong Electric Holdings, Ltd................. 171,000   1,032,061
      Link REIT.......................................   2,500       6,266
      MTR Corp., Ltd..................................  35,500     119,639
      New World Development Co., Ltd..................  64,000     160,740
      Sino Land Co., Ltd..............................  42,000     106,993
      Sun Hung Kai Properties, Ltd....................  66,000   1,060,547
      Swire Pacific, Ltd., Class A....................  24,000     273,863
      Wharf Holdings, Ltd.............................  20,000      99,950
                                                               -----------
                                                                 4,532,471
                                                               -----------
    Ireland -- 0.2%
      Allied Irish Banks PLC..........................  45,385     910,839
      CRH PLC.........................................   4,265     157,256
                                                               -----------
                                                                 1,068,095
                                                               -----------
    Italy -- 2.7%
      A2A SpA......................................... 268,027   1,088,325
      Banca Intesa SpA................................ 186,838   1,120,545
      Banca Monte dei Paschi di Siena SpA............. 248,790     793,463
      Eni SpA.........................................  97,339   3,964,571
      Intesa Sanpaolo SpA............................. 389,592   2,554,743
      Luxottica Group SpA.............................   3,631     101,342
      Pirelli & C. SpA................................ 319,115     264,863
      Prysmian SpA....................................  30,704     812,051
      Saipem SpA......................................   2,113      97,041
      Telecom Italia SpA (Chi - X).................... 965,325   2,125,053
      Telecom Italia SpA (Milan)...................... 371,162     657,121
      Terna Rete Elettrica Nazionale SpA.............. 325,029   1,476,538
                                                               -----------
                                                                15,055,656
                                                               -----------
    Japan -- 10.0%
      ACOM Co., Ltd...................................     290       9,133
      Advantest Corp..................................   4,000     104,724
      Aeon Co., Ltd...................................  44,800     643,825
      Aeon Mall Co., Ltd..............................   1,000      32,347
      AIFUL Corp......................................     350       6,072
      Aisin Seiki Co., Ltd............................   7,300     255,521
      Ajinomoto Co., Inc..............................  31,000     301,413
      Alfresa Holdings Corp...........................     100       6,963
      Alps Electric Co., Ltd..........................   1,800      19,687

AIG Retirement Company I Global Social Awareness Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                               Market Value
                   Security Description                 Shares   (Note 2)
     ----------------------------------------------------------------------
     COMMON STOCK (continued)
     Japan (continued)
      Amada Co., Ltd................................... 18,000  $  164,940
      Aozora Bank, Ltd.................................  5,000      13,280
      Asahi Glass Co., Ltd............................. 53,000     697,818
      Asics Corp.......................................  5,000      55,540
      Astellas Pharma, Inc............................. 14,000     592,297
      Autobacs Seven Co., Ltd..........................  6,100     178,799
      Bank of Kyoto, Ltd...............................  1,000      12,066
      Benesse Corp.....................................  1,700      69,180
      Canon Marketing Japan, Inc.......................  5,600     108,101
      Canon, Inc....................................... 35,300   1,905,303
      Casio Computer Co., Ltd..........................  2,300      30,370
      Central Japan Railway Co.........................     57     556,915
      Chugai Pharmaceutical Co., Ltd...................  4,700      73,518
      Chuo Mitsui Trust Holdings, Inc.................. 17,000     120,945
      Citizen Watch Co., Ltd...........................  5,900      49,978
      Coca - Cola West Japan Co., Ltd.................. 23,000     550,892
      Cosmo Oil Co., Ltd...............................  9,000      35,686
      Credit Saison Co., Ltd...........................  1,800      42,601
      Dai Nippon Printing Co., Ltd..................... 26,000     397,818
      Daido Steel Co., Ltd............................. 16,000     101,233
      Daifuku Co., Ltd.................................    500       5,872
      Daihatsu Motor Co., Ltd.......................... 26,000     292,013
      Daiichi Sankyo Co., Ltd.......................... 16,500     465,637
      Dainippon Ink and Chemicals, Inc................. 13,000      42,174
      Daito Trust Construction Co., Ltd................  1,700      87,564
      Daiwa House Industry Co., Ltd.................... 17,000     208,509
      Daiwa Securities Group, Inc...................... 46,000     460,785
      Denki Kagaku Kogyo Kabushiki Kaisha..............  8,000      32,783
      Denso Corp....................................... 24,800     905,711
      Dentsu, Inc......................................     73     178,657
      Dowa Mining Co., Ltd............................. 20,000     151,015
      East Japan Railway Co............................    120     926,579
      Ebara Corp....................................... 13,000      43,777
      Eisai Co., Ltd...................................  6,800     246,405
      Elpida Memory, Inc.+.............................  2,300      84,870
      Fast Retailing Co., Ltd..........................    700      60,558
      Fuji Electric Holdings Co., Ltd.................. 22,000      97,040
      Fuji Television Network, Inc.....................     47      78,913
      Fujikura, Ltd....................................  5,000      22,339
      Fujitsu, Ltd..................................... 57,000     461,753
      Fukuoka Financial Group, Inc.....................  4,000      19,882
      Furukawa Electric Co., Ltd....................... 23,000      91,197
      Glory, Ltd.......................................  1,200      28,173
      Hankyu Hanshin Holdings, Inc..................... 90,000     390,154
      Haseko Corp...................................... 19,500      31,446
      Hino Motors, Ltd................................. 13,000      86,938
      Hirose Electric Co., Ltd.........................    800      93,189
      Hitachi Cable, Ltd...............................  9,000      35,003
      Hitachi Chemical Co., Ltd........................  2,300      51,489
      Hitachi Construction Machinery Co., Ltd..........  7,900     272,776
      Hitachi High - Technologies Corp................. 40,500     922,026
      Hitachi Metals, Ltd.............................. 15,000     220,546
      Hokuhoku Financial Group, Inc.................... 13,000      40,078
      Honda Motor Co., Ltd............................. 67,400   2,256,896
      Hoya Corp........................................ 12,600     350,199
      Ibiden Co., Ltd..................................  3,800     160,046
      Idemitsu Kosan Co., Ltd..........................    700      75,033
      Isetan Mitsukoshi Holdings, Ltd.+................ 12,920     155,158
      Isuzu Motors, Ltd................................ 58,000     312,502
      Ito En, Ltd...................................... 12,600     202,351
      J Front Retailing Co., Ltd....................... 17,000     111,914
      Japan Airlines Corp.+............................ 25,000      56,204
      Japan Petroleum Exploration Co...................    500      35,904
      Japan Real Estate Investment Corp................      7      86,321
      JGC Corp.........................................  5,000     110,273

                                                               Market Value
                  Security Description                 Shares    (Note 2)

    -----------------------------------------------------------------------
    Japan (continued)
      JSR Corp........................................   4,000  $   81,768
      JTEKT Corp......................................   7,300     127,622
      Jupiter Telecommunications Co.+.................     164     138,300
      Kao Corp........................................  29,000     756,498
      Kawasaki Kisen Kaisha, Ltd......................  17,000     187,868
      KDDI Corp.......................................      75     520,063
      Keyence Corp....................................   1,300     310,510
      Kikkoman Corp...................................   3,000      37,507
      Kintetsu Corp...................................  13,000      42,421
      Konami Corp.....................................   2,100      76,693
      Konica Minolta Holdings, Inc....................  14,500     270,551
      Kubota Corp.....................................  42,000     340,637
      Kuraray Co., Ltd................................   9,000     113,631
      Kurita Water Industries, Ltd....................   4,800     177,120
      Kyocera Corp....................................   5,300     510,292
      Kyowa Hakko Kogyo Co., Ltd......................   1,000       9,714
      Leopalace21 Corp................................   2,500      39,959
      Makita Corp.....................................   6,500     273,762
      Marui Co., Ltd..................................  13,900     115,372
      Matsui Securities Co., Ltd......................   1,200       8,571
      Matsumotokiyoshi Holdings Co., Ltd..............   1,000      21,723
      Matsushita Electric Industrial Co., Ltd.........  68,000   1,548,093
      Matsushita Electric Works, Ltd..................  29,000     319,105
      Mazda Motor Corp................................  93,000     485,202
      Millea Holdings, Inc............................  21,300     878,913
      Mitsubishi Chemical Holdings Corp...............  47,000     333,485
      Mitsubishi Estate Co., Ltd......................  33,000     889,015
      Mitsubishi Gas Chemical Co., Inc................  10,000      75,033
      Mitsubishi Motors Corp.+........................ 150,000     266,079
      Mitsubishi Rayon Co., Ltd.......................  10,000      36,141
      Mitsui Chemicals, Inc...........................  20,000     114,779
      Mitsui Fudosan Co., Ltd.........................  25,000     620,139
      Mitsui Mining & Smelting Co., Ltd...............  33,000     110,814
      Mitsui O.S.K. Lines, Ltd........................  33,000     498,036
      Mitsui Sumitomo Insurance Group Holdings, Inc.+.   9,400     370,044
      Mitsumi Electric Co., Ltd.......................   3,600     104,496
      Mizuho Financial Group, Inc.....................     218   1,145,627
      Mizuho Trust & Banking Co., Ltd.................   7,000      13,147
      Murata Manufacturing Co., Ltd...................   6,400     336,331
      NEC Electronics Corp.+..........................     300       7,029
      NGK Insulators, Ltd.............................  13,000     237,630
      NGK Spark Plug Co., Ltd.........................   1,000      12,445
      Nidec Corp......................................   3,000     223,392
      Nintendo Co., Ltd...............................   2,400   1,320,433
      Nippon Building Fund, Inc.......................      10     132,802
      Nippon Electric Glass Co., Ltd..................   8,000     155,568
      Nippon Express Co., Ltd.........................  25,000     125,688
      Nippon Light Metal Co., Ltd.....................  20,000      34,529
      Nippon Mining Holdings, Inc.....................  24,000     150,256
      Nippon Sheet Glass Co., Ltd.....................  23,000     103,633
      Nippon Telegraph and Telephone Corp.............     259   1,257,902
      Nippon Yusen Kabushiki Kaisha...................  35,000     355,910
      Nisshin Steel Co., Ltd..........................  43,000     166,420
      Nisshinbo Industries, Inc.......................   8,000     103,510
      Nissin Food Products Co., Ltd...................   1,700      61,601
      Nitori Co., Ltd.................................     150       7,854
      Nitto Denko Corp................................   3,500     166,335
      NOK Corp........................................   1,400      24,861
      Nomura Holdings, Inc............................  54,700     929,308
      Nomura Research Institute, Ltd..................   5,300     131,218
      NSK, Ltd........................................  22,000     217,663
      NTN Corp........................................  12,000      91,178
      NTT Data Corp...................................      51     211,412
      NTT DoCoMo, Inc.................................     565     900,398
      NTT Urban Development Corp......................      18      29,539

AIG Retirement Company I Global Social Awareness Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                           Market Value
                  Security Description             Shares    (Note 2)
        ---------------------------------------------------------------
        COMMON STOCK (continued)
        Japan (continued)
          Obayashi Corp...........................   9,000  $   45,931
          OKUMA Corp..............................   8,000      94,631
          Olympus Corp............................   9,000     293,682
          Omron Corp..............................   7,300     157,883
          ORACLE Corp.............................   2,100      90,837
          Oriental Land Co., Ltd..................   2,500     150,351
          ORIX Corp...............................   2,470     466,727
          Osaka Gas Co., Ltd......................  70,000     254,316
          Osaka Titanium Technologies Co..........     700      42,032
          Pioneer Corp............................   1,600      13,857
          Promise Co., Ltd........................     450      14,385
          Rakuten, Inc............................     185      95,290
          Resona Holdings, Inc....................     140     244,356
          Rohm Co., Ltd...........................   3,500     229,416
          Ryohin Keikaku Co., Ltd.................     800      47,278
          Sanyo Electric Co., Ltd.+...............  14,000      35,724
          SBI E*Trade Securities Co., Ltd.........      21      21,315
          SBI Holdings, Inc.......................     187      55,078
          Secom Co., Ltd..........................   7,200     349,687
          Seiko Epson Corp........................   2,500      61,065
          Sekisui Chemical Co., Ltd...............  10,000      73,326
          Sekisui House, Ltd......................  18,000     190,381
          Sharp Corp..............................  30,000     523,620
          Shimizu Corp............................  20,000     101,309
          Shin - Etsu Chemical Co., Ltd...........  13,400     844,014
          Shinko Electric Industries Co., Ltd.....     900      13,258
          Shinko Securities Co., Ltd..............  18,000      64,713
          Shionogi & Co., Ltd.....................   4,000      80,630
          Shiseido Co., Ltd.......................  14,000     343,293
          Showa Denko K.K.........................  18,000      54,980
          Showa Shell Sekiyu K.K..................   6,200      67,811
          SMC Corp................................   3,300     414,770
          Softbank Corp...........................  16,600     293,043
          Sompo Japan Insurance, Inc..............  21,000     226,892
          Stanley Electric Co., Ltd...............   2,100      56,773
          Sumco Corp..............................   5,300     135,743
          Sumitomo Chemical Co., Ltd..............  44,000     321,381
          Sumitomo Electric Industries, Ltd.......  52,700     680,371
          Sumitomo Metal Industries, Ltd.......... 172,000     820,679
          Sumitomo Mitsui Financial Group, Inc....     181   1,557,266
          Sumitomo Realty & Development Co., Ltd..  10,000     256,118
          Sumitomo Rubber Industries, Ltd.........   3,100      25,583
          T&D Holdings, Inc.......................   4,250     283,011
          Taiheiyo Cement Corp....................  44,000     103,927
          Taiyo Yuden Co., Ltd....................   4,000      49,061
          Takashimaya Co., Ltd....................  12,000     123,847
          Takeda Pharmaceutical Co., Ltd..........  24,600   1,425,783
          Takefuji Corp...........................   1,300      24,651
          TDK Corp................................   3,800     260,615
          Teijin, Ltd.............................  20,000      75,318
          Terumo Corp.............................   4,700     234,064
          The Bank of Yokohama, Ltd...............  23,000     167,777
          The Chiba Bank, Ltd.....................  12,000      89,926
          The Joyo Bank, Ltd......................   5,000      28,458
          The Shizuoka Bank, Ltd..................   4,000      44,963
          The Sumitomo Trust & Banking Co., Ltd...  36,000     307,001
          THK Co., Ltd............................   4,400      90,780
          Toho Co., Ltd...........................   3,800      83,267
          Toho Titanium Co., Ltd..................     700      15,206
          Tokai Rika Co., Ltd.....................   1,200      28,515
          Tokuyama Corp...........................   4,000      30,279
          Tokyo Broadcasting System, Inc..........   3,300      73,093
          Tokyo Electron, Ltd.....................   4,800     328,287
          Tokyo Gas Co., Ltd......................  86,000     327,130
          Tokyo Steel Manufacturing Co., Ltd......   3,500      48,506

                                                           Market Value
                   Security Description            Shares    (Note 2)

         --------------------------------------------------------------
         Japan (continued)
          Tokyo Tatemono Co., Ltd.................   5,000 $    42,544
          Tokyu Corp..............................  34,000     178,676
          Tokyu Land Corp.........................   9,000      64,627
          TonenGeneral Sekiyu K.K.................   7,000      66,733
          Toppan Printing Co., Ltd................  20,000     230,317
          Toray Industries, Inc...................  39,000     255,635
          Tosoh Corp..............................  17,000      77,888
          Toto, Ltd...............................   7,000      53,785
          Toyo Seikan Kaisha, Ltd.................   3,900      76,764
          Toyoda Gosei Co., Ltd...................   1,600      51,603
          Toyota Boshoku Corp.....................   2,600      70,290
          Toyota Industries Corp..................   9,800     346,746
          Trend Micro, Inc........................   3,500     122,510
          Ube Industreis, Ltd.....................  20,000      75,507
          Uni - Charm Corp........................   1,200      84,804
          UNY Co., Ltd............................   8,000      84,007
          Ushio, Inc..............................   3,100      57,548
          USS Co, Ltd.............................   6,040     409,084
          West Japan Railway Co...................      61     285,847
          Yahoo! Japan Corp.......................     436     187,560
          Yakult Honsha Co., Ltd..................   3,100      81,308
          Yamada Denki Co., Ltd...................   1,590     123,526
          Yamaha Motor Co., Ltd...................  60,200   1,224,900
          Yamato Kogyo Co., Ltd...................   2,600     130,222
          Yamato Transport Co., Ltd...............  12,000     167,217
          Yaskawa Electric Corp...................   7,000      80,080
                                                           -----------
                                                            56,432,180
                                                           -----------
         Luxembourg -- 0.1%
          SES SA FDR..............................  17,076     451,621
          Stolt - Nielsen SA......................   5,100     119,416
                                                           -----------
                                                               571,037
                                                           -----------
         Netherlands -- 1.8%
          Aegon NV................................ 136,805   2,089,182
          ASML Holding NV.........................  37,517   1,122,398
          Corporate Express NV....................   5,815      76,625
          ING Groep NV............................  54,451   2,078,835
          Koninklijke Ahold NV.................... 146,904   2,197,468
          Oce NV..................................  17,959     253,134
          Unilever NV.............................  75,181   2,456,804
                                                           -----------
                                                            10,274,446
                                                           -----------
         Netherlands Antilles -- 0.9%
          Schlumberger, Ltd.......................  53,100   5,370,003
                                                           -----------
         New Zealand -- 0.1%
          Contact Energy, Ltd.....................  53,001     393,694
          Fletcher Building, Ltd..................   8,105      50,806
          Telecom Corp. of New Zealand, Ltd.......  11,898      37,477
                                                           -----------
                                                               481,977
                                                           -----------
         Norway -- 1.0%
          Aker Kvaerner ASA.......................  19,800     558,664
          Norsk Hydro ASA......................... 106,900   1,696,626
          Petroleum Geo - Services ASA+...........  13,550     398,912
          StatoilHydro ASA........................  72,600   2,816,600
                                                           -----------
                                                             5,470,802
                                                           -----------
         Singapore -- 0.4%
          CapitaLand, Ltd.........................  38,000     182,806
          City Developments, Ltd..................   9,000      75,223
          DBS Group Holdings, Ltd.................  38,000     544,233
          Jardine Cycle & Carriage, Ltd...........   3,000      36,091
          Neptune Orient Lines, Ltd...............  17,000      50,692
          Olam International, Ltd.................  40,000      91,954

AIG Retirement Company I Global Social Awareness Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                               Market Value
                   Security Description                Shares    (Note 2)
     ----------------------------------------------------------------------
     COMMON STOCK (continued)
     Singapore (continued)
       Oversea - Chinese Banking Corp.................  52,000 $   331,123
       Singapore Airlines, Ltd........................  34,000     397,547
       Singapore Exchange, Ltd........................  11,000      64,955
       Singapore Petroleum Co., Ltd...................   5,000      25,339
       United Overseas Bank, Ltd......................  34,000     503,926
                                                               -----------
                                                                 2,303,889
                                                               -----------
     Spain -- 2.0%
       Acerinox SA....................................  38,508   1,019,648
       ACS Actividades de Construccion y Servicios SA.  35,499   2,145,038
       Banco Santander Central Hispano SA............. 209,409   4,362,301
       Gamesa Corp. Tecnologica SA....................  14,899     771,169
       Gas Natural SDG SA.............................  19,615   1,135,807
       Grupo Ferrovial SA.............................   1,697     133,589
       Industria de Diseno Textil SA..................   3,447     169,568
       Red Electrica de Espana........................  20,317   1,438,171
                                                               -----------
                                                                11,175,291
                                                               -----------
     Sweden -- 1.2%
       Alfa Laval AB..................................  16,575   1,161,535
       Assa Abloy AB, Class B.........................  27,600     478,360
       Atlas Copco AB, Class B........................  75,600   1,225,248
       Axfood AB......................................  11,200     375,169
       Boliden AB.....................................  14,300     161,457
       Hennes & Mauritz AB, Class B...................   2,625     145,019
       Holmen AB......................................  15,000     511,207
       Husqvarna AB, Class B..........................  37,500     385,905
       Sandvik AB.....................................  12,800     219,715
       Skanska AB, Class B............................  36,400     621,782
       Svenska Cellulosa AB, Class B..................  27,800     445,921
       Svenska Handelsbanken AB, Class A..............  34,700     965,736
       Swedbank AB, Class A...........................  11,100     274,240
                                                               -----------
                                                                 6,971,294
                                                               -----------
     Switzerland -- 2.1%
       Credit Suisse Group............................   5,447     277,511
       Logitech International SA+.....................  38,161   1,250,004
       Lonza Group AG.................................   6,689     926,737
       Novartis AG....................................  81,285   4,269,948
       Roche Holding AG...............................  17,942   3,093,478
       Sonova Holding AG..............................   3,365     305,909
       Sulzer AG......................................   2,358     316,964
       Swatch Group AG, Class B.......................     952     266,487
       Swiss Reinsurance..............................   4,010     311,451
       Syngenta AG....................................   2,457     748,474
       UBS AG+........................................   4,618     111,213
                                                               -----------
                                                                11,878,176
                                                               -----------
     United Kingdom -- 9.4%
       Alliance & Leicester PLC.......................   8,796      74,096
       Anglo American PLC.............................  50,651   3,430,439
       Antofagasta PLC................................  75,441   1,030,396
       ARM Holdings PLC............................... 119,397     244,792
       Arriva PLC.....................................  37,174     470,915
       Associated British Foods PLC...................  14,088     240,418
       AstraZeneca PLC................................  47,434   2,071,862
       Aviva PLC......................................  86,772   1,083,745
       Barclays PLC................................... 222,536   1,653,081
       Berkeley Group Holdings PLC+...................   9,257     148,898
       BG Group PLC................................... 137,363   3,444,816
       BHP Billiton PLC...............................  91,380   3,464,621
       British Airways PLC............................  50,000     230,280
       BT Group PLC...................................  44,621     196,225
       Burberry Group PLC.............................  46,675     462,293
       Cable & Wireless PLC........................... 181,485     590,665

                                                               Market Value
                  Security Description                Shares     (Note 2)

     ----------------------------------------------------------------------
     United Kingdom (continued)
      Cadbury PLC...................................    60,079 $   802,131
      Compass Group PLC.............................   100,661     747,748
      Davis Service Group PLC.......................    37,339     362,798
      Electrocomponents PLC.........................    33,930     115,773
      Eurasian Natural Resources Corp.+.............     4,948     143,004
      FirstGroup PLC................................    40,517     424,977
      GlaxoSmithKline PLC...........................    96,642   2,131,664
      Hays PLC......................................   232,001     471,060
      HBOS PLC......................................   116,834     925,746
      HSBC Holdings PLC.............................   340,633   5,752,329
      ICAP PLC......................................    30,073     366,961
      International Power PLC.......................   193,328   1,702,273
      Invensys PLC+.................................    57,561     367,438
      ITV PLC.......................................   229,316     267,554
      Kazakhmys PLC.................................    23,524     787,518
      Kesa Electricals PLC..........................    62,631     251,853
      Legal & General Group PLC.....................   402,992     956,348
      Man Group PLC, Class B........................   143,349   1,763,392
      Marks & Spencer Group PLC.....................    63,508     478,051
      Mondi PLC.....................................    56,364     401,945
      Old Mutual PLC................................   336,408     779,677
      Pearson PLC...................................    42,646     576,559
      Prudential PLC................................    26,886     354,169
      Reckitt Benckiser Group PLC...................    22,434   1,321,631
      Royal Bank of Scotland Group PLC..............   108,251     489,983
      Severn Trent PLC..............................    56,975   1,644,396
      Shire, Ltd....................................    15,672     267,295
      Stagecoach Group PLC..........................   149,745     688,181
      The Capita Group PLC..........................    25,108     336,467
      Thomas Cook Group PLC.........................    28,582     140,130
      Tullett Prebon PLC............................    14,854     136,308
      Tullow Oil PLC................................    12,416     218,894
      Unilever PLC..................................    51,224   1,695,557
      United Utilities PLC..........................   144,931   2,148,897
      Vodafone Group PLC............................ 1,416,484   4,552,594
                                                               -----------
                                                                53,408,843
                                                               -----------
     United States -- 42.2%
      Aetna, Inc....................................    18,410     868,216
      AFLAC, Inc....................................    25,596   1,718,260
      Allegheny Energy, Inc.........................     4,460     244,185
      Allergan, Inc.................................    49,340   2,842,971
      Allstate Corp.................................    62,770   3,197,504
      Amazon.com, Inc.+.............................     1,920     156,710
      American Express Co...........................    53,338   2,472,216
      Amgen, Inc.+..................................    59,996   2,641,624
      Analog Devices, Inc...........................    14,560     511,202
      Apache Corp...................................    28,930   3,878,356
      Apple, Inc.+..................................    24,020   4,533,775
      Applied Materials, Inc........................    86,930   1,722,083
      Archer - Daniels - Midland Co.................    23,870     947,639
      Armstrong World Industries, Inc...............     8,350     271,208
      Bank of America Corp..........................   170,700   5,805,507
      Barr Pharmaceuticals, Inc.+...................     9,202     403,048
      Best Buy Co., Inc.#...........................     3,760     175,554
      Boston Scientific Corp.+......................    26,370     350,457
      Bristol - Myers Squibb Co.....................   177,860   4,053,429
      C.H. Robinson Worldwide, Inc..................     1,840     118,680
      Campbell Soup Co..............................     7,080     237,038
      Capital One Financial Corp.#..................     1,790      86,135
      Cardinal Health, Inc..........................    10,390     587,451
      Caterpillar, Inc.#............................    48,590   4,015,478
      Celgene Corp.+................................     2,329     141,743
      Chesapeake Energy Corp.#......................    38,830   2,126,719
      Chubb Corp....................................     7,250     389,760

AIG Retirement Company I Global Social Awareness Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                           Market Value
                  Security Description             Shares    (Note 2)
        ---------------------------------------------------------------
        COMMON STOCK (continued)
        United States (continued)
          Cisco Systems, Inc.+.................... 236,110  $6,308,859
          Citigroup, Inc.......................... 216,224   4,733,143
          Citizens Communications Co.#............  13,890     161,957
          Clear Channel Communications, Inc.......   7,290     255,296
          CME Group, Inc..........................     400     172,120
          Colgate - Palmolive Co..................  51,890   3,858,540
          Costco Wholesale Corp.#.................  19,990   1,425,687
          CSX Corp................................  35,580   2,457,155
          Cummins, Inc............................   4,290     302,102
          CVS Caremark Corp.......................  83,310   3,564,835
          Danaher Corp............................  41,702   3,260,262
          Deere & Co..............................  29,290   2,382,449
          Dell, Inc.+.............................  77,710   1,791,993
          eBay, Inc.+.............................  31,640     949,516
          Eli Lilly & Co..........................  81,640   3,930,150
          Embarq Corp.............................  31,000   1,466,920
          EMC Corp.+..............................  57,330     999,835
          Endo Pharmaceuticals Holdings, Inc.+....   3,850      94,864
          EOG Resources, Inc......................  27,291   3,510,441
          Express Scripts, Inc.+..................   2,567     185,106
          Fannie Mae..............................  27,370     739,537
          Fluor Corp..............................   1,490     277,960
          Forest Laboratories, Inc.+..............  42,630   1,530,843
          Franklin Resources, Inc.................   2,140     216,611
          Freddie Mac.............................   4,870     123,795
          Gannett Co., Inc.#......................   8,541     246,066
          Genentech, Inc.+........................  18,310   1,297,630
          General Mills, Inc......................  23,810   1,504,792
          Gilead Sciences, Inc.+..................  34,259   1,895,208
          Google, Inc., Class A+..................   6,120   3,585,096
          H.J. Heinz Co...........................  18,560     926,330
          Halliburton Co.#........................  56,170   2,728,739
          Hartford Financial Services Group, Inc..  15,930   1,132,145
          Hess Corp...............................  16,850   2,069,349
          Hewlett - Packard Co.................... 115,070   5,415,194
          JPMorgan Chase & Co..................... 135,845   5,841,335
          Kellogg Co..............................  51,800   2,683,758
          Kimberly - Clark Corp...................  55,690   3,553,022
          Lehman Brothers Holdings, Inc.#.........   9,040     332,762
          Lowe's Cos., Inc........................  64,580   1,549,920
          Mattel, Inc.............................   4,830      97,276
          McDonald's Corp.........................  72,953   4,327,572
          Medco Health Solutions, Inc.+...........  13,951     675,926
          Medtronic, Inc.#........................  85,120   4,313,031
          Merrill Lynch & Co., Inc................  34,630   1,520,950
          MetLife, Inc............................  52,270   3,137,768
          Microsoft Corp.......................... 261,554   7,407,209
          Mirant Corp.+#..........................  11,540     468,755
          Murphy Oil Corp.........................  15,058   1,395,124
          Mylan, Inc..............................   8,890     118,682
          National - Oilwell Varco, Inc.+.........   8,850     737,382
          News Corp., Class A..................... 199,434   3,579,840
          NIKE, Inc., Class B.....................  38,560   2,636,347
          NiSource, Inc...........................  48,020     868,682
          Noble Energy, Inc.......................  19,180   1,869,091
          Norfolk Southern Corp...................  49,979   3,367,585
          NRG Energy, Inc.+.......................   4,260     177,173
          Nucor Corp..............................  22,040   1,648,592
          NYSE Euronext...........................   1,510      96,519
          Omnicom Group, Inc......................   9,980     489,120
          Oracle Corp.+........................... 216,650   4,948,286
          PACCAR, Inc.............................  38,870   2,075,269
          Paychex, Inc............................  19,210     663,706

                                                            Market Value
                  Security Description              Shares    (Note 2)

       -----------------------------------------------------------------
       United States (continued)
         Pepco Holdings, Inc.......................  51,133 $  1,382,636
         Pitney Bowes, Inc.........................  15,840      575,150
         Praxair, Inc..............................  35,410    3,366,075
         Precision Castparts Corp..................  16,730    2,020,984
         QUALCOMM, Inc.............................  99,328    4,821,381
         Qwest Communications International, Inc.#.  27,925      135,436
         R.R. Donnelley & Sons Co..................  11,280      370,322
         Safeway, Inc..............................  11,160      355,669
         Schering - Plough Corp....................  85,440    1,742,976
         Seagate Technology(1)(2)(3)...............  22,401            0
         Simon Property Group, Inc.................  13,670    1,358,251
         Southern Copper Corp.#....................  18,760    2,067,915
         Southwest Airlines Co.....................  41,790      545,777
         Spectra Energy Corp....................... 115,060    3,108,921
         Sprint Nextel Corp........................ 108,180    1,012,565
         St. Jude Medical, Inc.+...................   3,360      136,920
         Staples, Inc..............................  10,540      247,163
         State Street Corp.........................   2,820      203,096
         Stryker Corp..............................  23,650    1,526,608
         Synthes, Inc..............................   8,420    1,184,334
         Sysco Corp.#..............................  38,144    1,177,124
         Target Corp...............................  49,556    2,644,308
         The AES Corp.+............................  25,780      502,194
         The Bank of New York Mellon Corp..........  57,840    2,575,615
         The Charles Schwab Corp...................  21,340      473,321
         The Coca - Cola Co........................  93,060    5,328,616
         The DIRECTV Group, Inc.+#.................  28,294      795,061
         The Gap, Inc..............................  12,130      221,373
         The Mosaic Co.+...........................   1,633      204,648
         The Travelers Cos., Inc...................  55,300    2,754,493
         The Walt Disney Co........................ 123,620    4,153,632
         Thermo Fisher Scientific, Inc.+...........  15,550      917,761
         Time Warner Cable, Inc.+#.................  36,440    1,089,556
         TJX Cos., Inc.............................  10,731      344,036
         UnitedHealth Group, Inc...................  55,640    1,903,444
         US Bancorp................................ 121,329    4,026,910
         Viacom, Inc., Class B+....................  46,320    1,659,182
         Vornado Realty Trust......................   2,840      277,553
         Wachovia Corp.#........................... 128,980    3,069,724
         Walgreen Co.#.............................  47,740    1,719,595
         WellPoint, Inc.+..........................  20,230    1,129,239
         Williams Cos., Inc........................  77,140    2,934,406
         Windstream Corp.#.........................  94,430    1,259,696
         WM Wrigley Jr. Co.........................   4,040      311,605
         Yahoo!, Inc.+#............................  23,755      635,684
                                                            ------------
                                                             238,849,110
                                                            ------------
       Total Common Stock
          (cost $533,951,893)......................          536,981,342
                                                            ------------
       PREFERRED STOCK -- 0.3%
       Germany -- 0.3%
         Bayerische Motoren Werke AG...............  22,962    1,088,483
         Fresenius AG..............................   4,929      433,642
                                                            ------------
       Total Preferred Stock
          (cost $1,411,348)........................            1,522,125
                                                            ------------
       RIGHTS -- 0.0%
       Switzerland -- 0.0%
         UBS AG
          Expires 06/17/08
          (cost $0)................................   4,618        6,159
                                                            ------------
       Total Long-Term Investment Securities
          (cost $535,363,241)......................          538,509,626
                                                            ------------

AIG Retirement Company I Global Social Awareness Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                             Shares/
                                                            Principal   Market Value
                  Security Description                       Amount       (Note 2)
-------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT SECURITIES -- 6.9%
Collective Investment Pool -- 3.4%
  Securities Lending Quality Trust(4).....................  19,209,939  $ 19,209,939
                                                                        ------------
Commercial Paper -- 3.2%
  Erste Finance LLC
   2.35% due 06/02/08..................................... $18,000,000    17,998,825
                                                                        ------------
U.S. Government Treasuries -- 0.3%
  United States Treasury Bills
   0.91% due 06/19/08@....................................   1,500,000     1,499,318
   0.91% due 06/19/08@....................................     150,000       149,932
   1.70% due 07/10/08@....................................     100,000        99,816
                                                                        ------------
                                                                           1,749,066
                                                                        ------------
Total Short-Term Investment Securities
   (cost $38,957,830).....................................                38,957,830
                                                                        ------------
REPURCHASE AGREEMENT -- 0.6%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 1.71%, dated 05/30/08, to be repurchased
   06/02/08 in the amount of $3,440,490 and
   collateralized by Federal National Mtg. Assoc. Notes,
   bearing interest at 6.12%, due 08/24/27 and having an
   approximate value of $3,544,875
   (cost $3,440,000)......................................   3,440,000     3,440,000
                                                                        ------------
TOTAL INVESTMENTS
   (cost $577,761,071)(5).................................       102.7%  580,907,456
Liabilities in excess of other assets.....................        (2.7)  (15,424,182)
                                                           -----------  ------------
NET ASSETS --                                                    100.0% $565,483,274
                                                           ===========  ============

--------
+  Non-income producing security
#  The security or a portion thereof is out on loan (See Note 2)
@ The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1)Fair valued security; see Note 2
(2)Illiquid security
(3)To the extent permitted by the Statement of Additional Information, the Global Social Awareness Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2008, the Global Social Awareness Fund held the following restricted securities:

                                                            Market
                     Acquisition        Acquisition Market   Value      % of
        Name            Date     Shares    Cost     Value  Per Share Net Assets
 ------------------- ----------- ------ ----------- ------ --------- ----------
 Seagate Technology
  Common Stock......  11/22/00   22,401     $0        $0     $0.00      0.00%

(4)The security is purchased with the cash collateral received from securities loaned (see Note 2).
(5)See Note 5 for cost of investments on a tax basis.

FDR--Fiduciary Depository Receipts

  Open Futures Contracts
  ---------------------------------------------------------------------------
                                                                 Unrealized
  Number of                Expiration  Value at   Value as of   Appreciation
  Contracts  Description      Date    Trade Date  May 31, 2008 (Depreciation)
  ---------------------------------------------------------------------------
    68 Long S&P 500 Index. June 2008  $23,509,850 $23,810,200     $300,350
                                                                  ========

See Notes to Financial Statements

AIG Retirement Company I Global Strategy Fund
PORTFOLIO PROFILE -- May 31, 2008 (unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

                Sovereign...............................  29.9%
                Collective Investment Pool..............   9.3
                Oil Companies -- Integrated.............   5.3
                Medical -- Drugs........................   4.6
                Federal Home Loan Bank..................   4.1
                Banks -- Commercial.....................   3.3
                Multimedia..............................   3.1
                Insurance -- Multi-line.................   3.0
                Telephone -- Integrated.................   2.5
                Telecom Services........................   2.4
                Foreign Government Treasuries...........   2.3
                Diversified Manufacturing Operations....   1.7
                Cable TV................................   1.7
                SupraNational...........................   1.5
                Transport -- Services...................   1.4
                Electronic Components -- Semiconductors.   1.4
                Paper & Related Products................   1.4
                Cellular Telecom........................   1.3
                Electronic Components -- Misc...........   1.3
                Electric -- Integrated..................   1.2
                Aerospace/Defense.......................   1.1
                Insurance -- Life/Health................   1.0
                Auto -- Cars/Light Trucks...............   0.9
                Enterprise Software/Service.............   0.9
                Power Converter/Supply Equipment........   0.9
                Food -- Catering........................   0.9
                Diversified Minerals....................   0.8
                Toys....................................   0.8
                Pipelines...............................   0.8
                Security Services.......................   0.8
                Insurance Brokers.......................   0.7
                Applications Software...................   0.7
                Publishing -- Books.....................   0.7
                Computers -- Memory Devices.............   0.7
                Medical -- Biomedical/Gene..............   0.7
                Consulting Services.....................   0.7
                Food -- Misc............................   0.7
                Retail -- Apparel/Shoe..................   0.7
                Computers -- Periphery Equipment........   0.7
                Medical Labs & Testing Services.........   0.7
                Retail -- Discount......................   0.7
                Medical -- Generic Drugs................   0.6
                Internet Security.......................   0.6
                Photo Equipment & Supplies..............   0.6
                Real Estate Operations & Development....   0.6
                Finance -- Consumer Loans...............   0.6
                Television..............................   0.6
                Diversified Operations..................   0.5
                Insurance -- Property/Casualty..........   0.5
                Medical Instruments.....................   0.5
                Insurance -- Reinsurance................   0.5
                Retail -- Building Products.............   0.4
                Foreign Government Agencies.............   0.4
                Investment Management/Advisor Services..   0.3
                Electric -- Distribution................   0.3
                Banks -- Super Regional.................   0.3
                Gas -- Distribution.....................   0.3
                Distribution/Wholesale..................   0.3
                Human Resources.........................   0.3
                Medical Products........................   0.3
                                                         -----
                                                         107.8%
                                                         =====

Country Allocation*

                             United States..  28.6%
                             United Kingdom.  12.6
                             Germany........   7.4
                             South Korea....   6.1
                             France.........   5.7
                             Sweden.........   4.6
                             Japan..........   3.3
                             Singapore......   3.3
                             Brazil.........   3.1
                             Norway.........   2.9
                             Poland.........   2.7
                             Malaysia.......   2.6
                             Netherlands....   2.4
                             Mexico.........   2.1
                             Egypt..........   1.9
                             Luxembourg.....   1.8
                             Italy..........   1.6
                             Indonesia......   1.5
                             Spain..........   1.4
                             Cayman Islands.   1.4
                             Bermuda........   1.4
                             Finland........   1.4
                             Switzerland....   1.3
                             Hong Kong......   1.1
                             South Africa...   0.8
                             Australia......   0.8
                             Taiwan.........   0.8
                             New Zealand....   0.7
                             Argentina......   0.7
                             Israel.........   0.6
                             Austria........   0.6
                             Denmark........   0.4
                             Canada.........   0.1
                             Belgium........   0.1
                                             -----
                                             107.8%
                                             =====

*  Calculated as a percentage of net assets

AIG Retirement Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008
--------------------------------------------------------------------------------


                                                               Market Value
                  Security Description                 Shares    (Note 2)
    -----------------------------------------------------------------------
    COMMON STOCK -- 59.1%
    Austria -- 0.6%
     Telekom Austria AG............................... 120,080 $ 2,863,865
                                                               -----------
    Bermuda -- 1.4%
     Accenture Ltd., Class A..........................  84,340   3,442,759
     Covidien, Ltd....................................  25,291   1,266,826
     Tyco Electronics, Ltd............................  25,291   1,014,675
     Tyco International, Ltd..........................  25,291   1,142,900
                                                               -----------
                                                                 6,867,160
                                                               -----------
    Cayman Islands -- 1.4%
     ACE, Ltd.........................................  57,657   3,463,456
     Seagate Technology#.............................. 161,636   3,462,243
                                                               -----------
                                                                 6,925,699
                                                               -----------
    Denmark -- 0.4%
     Vestas Wind Systems A/S+.........................  16,068   2,211,884
                                                               -----------
    Finland -- 1.4%
     Stora Enso Oyj, Class R.......................... 293,983   3,572,012
     UPM - Kymmene Oyj................................ 168,687   3,280,434
                                                               -----------
                                                                 6,852,446
                                                               -----------
    France -- 4.1%
     AXA SA#.......................................... 119,489   4,221,674
     France Telecom SA ADR............................ 153,242   4,695,335
     Sanofi - Aventis#................................  47,002   3,503,339
     Total SA.........................................  66,840   5,832,592
     Vivendi Universal SA.............................  55,790   2,344,774
                                                               -----------
                                                                20,597,714
                                                               -----------
    Germany -- 4.0%
     Bayerische Motoren Werke AG#.....................  55,255   3,272,609
     Deutsche Post AG................................. 144,737   4,604,819
     E.ON AG..........................................  21,189   4,508,263
     Infineon Technologies AG ADR+.................... 165,670   1,499,313
     SAP AG ADR#......................................  29,010   1,583,946
     Siemens AG ADR...................................  39,400   4,483,326
                                                               -----------
                                                                19,952,276
                                                               -----------
    Hong Kong -- 1.1%
     Cheung Kong Holdings, Ltd........................ 190,324   2,924,160
     Swire Pacific, Ltd., Class A..................... 220,766   2,519,152
                                                               -----------
                                                                 5,443,312
                                                               -----------
    Israel -- 0.6%
     Check Point Software Technologies+............... 121,399   3,014,337
                                                               -----------
    Italy -- 1.6%
     Eni SpA#......................................... 127,040   5,174,278
     Intesa Sanpaolo SpA#............................. 401,765   2,634,568
                                                               -----------
                                                                 7,808,846
                                                               -----------
    Japan -- 3.3%
     AIFUL Corp.#.....................................  64,499   1,119,035
     FUJIFILM Holdings Corp...........................  80,707   2,970,434
     Mitsubishi UFJ Financial Group, Inc.............. 116,000   1,186,189
     Nintendo Co., Ltd................................   7,124   3,919,484
     Nomura Holdings, Inc.............................       6         102
     Promise Co., Ltd.................................  53,600   1,713,451
     Sumitomo Mitsui Financial Group, Inc.#...........     155   1,333,570
     Takeda Pharmaceutical Co., Ltd...................  47,679   2,763,410
     Toyota Motor Co. ADR#............................  13,950   1,423,598
                                                               -----------
                                                                16,429,273
                                                               -----------

                                                               Market Value
                 Security Description                 Shares     (Note 2)

    -----------------------------------------------------------------------
    Netherlands -- 2.3%
      ING Groep NV.................................    119,487 $ 4,561,786
      Koninklijke Philips Electronics NV...........     98,376   3,777,235
      Reed Elsevier NV.............................    155,953   2,909,059
                                                               -----------
                                                                11,248,080
                                                               -----------
    Norway -- 1.1%
      Telenor ASA#.................................    241,162   5,233,304
                                                               -----------
    Singapore -- 1.9%
      DBS Group Holdings, Ltd......................    219,397   3,142,184
      Singapore Telecommunications, Ltd............  1,667,000   4,664,735
      Venture Corp., Ltd...........................    193,962   1,427,417
                                                               -----------
                                                                 9,234,336
                                                               -----------
    South Africa -- 0.8%
      Sasol, Ltd. ADR#.............................     63,630   4,002,327
                                                               -----------
    South Korea -- 1.8%
      Kookmin Bank ADR.............................     33,378   2,084,456
      Samsung Electronics Co., Ltd.................      7,582   5,454,359
      SK Telecom Co., Ltd. ADR.....................     58,720   1,334,118
                                                               -----------
                                                                 8,872,933
                                                               -----------
    Spain -- 1.4%
      Gamesa Corp. Tecnologica SA..................     42,012   2,174,532
      Telefonica SA ADR............................     56,803   4,886,762
                                                               -----------
                                                                 7,061,294
                                                               -----------
    Switzerland -- 1.3%
      Adecco SA....................................     26,910   1,534,948
      Novartis AG..................................     43,790   2,300,314
      Swiss Reinsurance............................     30,660   2,381,317
                                                               -----------
                                                                 6,216,579
                                                               -----------
    Taiwan -- 0.8%
      Chunghwa Telecom Co., Ltd. ADR...............     81,663   2,022,792
      Lite - On Technology Corp....................  1,509,714   1,787,702
                                                               -----------
                                                                 3,810,494
                                                               -----------
    United Kingdom -- 12.6%
      Aviva PLC....................................    220,880   2,758,697
      BAE Systems PLC..............................    378,499   3,398,327
      BP PLC.......................................    426,865   5,141,108
      British Sky Broadcasting Group PLC...........    255,698   2,750,361
      Centrica PLC.................................    272,288   1,584,415
      Compass Group PLC............................    575,890   4,277,927
      G4S PLC......................................    855,503   3,817,235
      GlaxoSmithKline PLC..........................    164,866   3,636,503
      HSBC Holdings PLC............................    277,053   4,675,595
      Invesco, Ltd.#...............................     62,094   1,728,076
      Kingfisher PLC...............................    813,980   2,212,231
      National Grid PLC............................    114,673   1,694,582
      Old Mutual PLC...............................  1,008,590   2,337,562
      Pearson PLC..................................    206,609   2,793,280
      Rolls - Royce Group PLC+.....................    263,239   2,204,431
      Rolls - Royce Group PLC, B Share Entitlement. 23,586,214      46,722
      Royal Bank of Scotland Group PLC.............    264,400   1,196,769
      Royal Dutch Shell PLC, Class B...............    142,106   5,925,529
      Unilever PLC.................................    101,385   3,355,929
      Vodafone Group PLC ADR.......................    163,547   5,248,223
      Wolseley PLC.................................    144,960   1,579,332
      Yell Group PLC...............................    253,970     635,150
                                                               -----------
                                                                62,997,984
                                                               -----------

AIG Retirement Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                   Shares/
                                                  Principal   Market Value
                Security Description              Amount(4)     (Note 2)
      --------------------------------------------------------------------
      COMMON STOCK (continued)
      United States -- 15.2%
        Abbott Laboratories....................        59,279 $  3,340,372
        Amgen, Inc.+...........................        78,240    3,444,907
        AON Corp...............................        78,710    3,714,325
        Boston Scientific Corp.+...............       182,961    2,431,552
        Bristol - Myers Squibb Co..............        88,390    2,014,408
        Chico's FAS, Inc.#+....................       159,610    1,214,632
        Comcast Corp., Special Class A.........       171,115    3,814,153
        Discover Financial Services............         8,756      150,165
        El Paso Corp.#.........................       195,496    3,821,947
        General Electric Co....................        87,630    2,691,994
        Lexmark International, Inc., Class A#+.        42,300    1,559,178
        Merck & Co., Inc.......................        49,280    1,919,949
        Microsoft Corp.........................       126,124    3,571,832
        News Corp., Class A....................       206,437    3,705,544
        Oracle Corp.+..........................       132,880    3,034,979
        Pfizer, Inc............................       184,499    3,571,901
        PG&E Corp..............................        38,940    1,541,635
        Quest Diagnostics, Inc.#...............        65,980    3,326,052
        Target Corp............................        60,653    3,236,444
        The DIRECTV Group, Inc.#+..............       159,586    4,484,367
        The Gap, Inc...........................       116,950    2,134,337
        The Progressive Corp.#.................       124,850    2,504,491
        Time Warner, Inc.......................       194,916    3,095,266
        Torchmark Corp.........................        37,420    2,372,802
        United Parcel Service, Inc., Class B...        35,370    2,511,977
        Viacom, Inc., Class B+.................        90,980    3,258,904
        Watson Pharmaceuticals, Inc.#+.........       107,040    3,057,062
                                                              ------------
                                                                75,525,175
                                                              ------------
      Total Common Stock
         (cost $272,881,588)...................                293,169,318
                                                              ------------
      PREFERRED STOCK -- 0.8%
      Brazil -- 0.8%
        Cia Vale do Rio Doce ADR
         (cost $1,284,880).....................       125,110    4,119,872
                                                              ------------
      GOVERNMENT AGENCIES -- 32.2%
      Argentina -- 0.7%
        Republic of Argentina
         Bonds
         3.09% due 08/03/12(1).................   $ 6,328,000    3,445,596
                                                              ------------
      Australia -- 0.8%
        New South Wales Treasury Corp.
         Notes
         6.00% due 05/01/12.................... AUD 1,965,000    1,802,824
        Queensland Treasury Corp.
         Government Guar. Bonds
         6.00% due 07/14/09.................... AUD 2,140,000    2,018,709
                                                              ------------
                                                                 3,821,533
                                                              ------------
      Belgium -- 0.1%
        Kingdom of Belgium
         Debentures
         7.50% due 07/29/08.................... EUR   146,000      228,183
                                                              ------------
      Brazil -- 2.3%
        Brazil Nota do Tesouro Nacional
         Notes
         6.00% due 05/15/15.................... BRL 1,700,000    1,696,624
        Brazil Nota do Tesouro Nacional
         Notes
         6.00% due 05/15/45.................... BRL 4,750,000    4,518,005
        Brazil Nota do Tesouro Nacional
         Notes
         10.00% due 01/01/12................... BRL 1,815,000    1,046,655

                                              Principal      Market Value
            Security Description              Amount(4)        (Note 2)

      -------------------------------------------------------------------
      Brazil (continued)
        Brazil Nota do Tesouro Nacional
         Notes
         10.00% due 01/01/14............. BRL      2,950,000 $ 1,653,090
        Brazil Nota do Tesouro Nacional
         Notes
         10.00% due 01/01/17............. BRL      5,200,000   2,713,476
                                                             -----------
                                                              11,627,850
                                                             -----------
      France -- 1.6%
        Government of France
         Bonds
         4.25% due 10/25/17.............. EUR      5,200,000   7,893,790
                                                             -----------
      Germany -- 3.4%
        Kreditanstalt fuer Wiederaufbau
         Government Guar. Notes
         0.71% due 08/08/11(1)........... JPY  1,750,000,000  16,602,905
                                                             -----------
      Indonesia -- 1.5%
        Republic of Indonesia
         Bonds
         10.75% due 05/15/16............. IDR 39,900,000,000   3,866,372
        Republic of Indonesia
         Bonds
         11.00% due 11/15/20............. IDR 21,680,000,000   2,060,557
        Republic of Indonesia
         Bonds
         12.80% due 06/15/21............. IDR 11,100,000,000   1,185,158
        Republic of Indonesia
         Bonds
         14.28% due 12/15/13............. IDR  4,200,000,000     480,583
                                                             -----------
                                                               7,592,670
                                                             -----------
      Luxembourg -- 1.8%
        European Investment Bank
         Senior Notes
         0.75% due 09/21/11(1)........... JPY    780,000,000   7,397,910
        European Investment Bank
         Senior Notes
         4.50% due 05/15/13.............. NOK      8,500,000   1,631,682
                                                             -----------
                                                               9,029,592
                                                             -----------
      Malaysia -- 2.6%
        Government of Malaysia
         Bonds
         3.46% due 07/31/13.............. MYR      6,960,000   2,129,225
        Government of Malaysia
         Bonds
         3.76% due 04/28/11.............. MYR        900,000     278,592
        Government of Malaysia
         Bonds
         3.81% due 02/15/17.............. MYR      5,615,000   1,709,303
        Government of Malaysia
         Bonds
         3.92% due 09/30/08.............. MYR        200,000      61,766
        Government of Malaysia
         Bonds
         4.31% due 02/27/09.............. MYR      5,375,000   1,668,032
        Government of Malaysia
         Bonds
         6.45% due 07/01/08.............. MYR      5,625,000   1,740,085
        Government of Malaysia
         Bonds
         7.00% due 03/15/09.............. MYR        970,000     307,311
        Government of Malaysia
         Bonds
         4.24% due 02/07/18.............. MYR     15,750,000   4,929,035
                                                             -----------
                                                              12,823,349
                                                             -----------

AIG Retirement Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                    Principal    Market Value
               Security Description                 Amount(4)      (Note 2)
   --------------------------------------------------------------------------
   GOVERNMENT AGENCIES (continued)
   Mexico -- 2.1%
    United Mexican States Bonds 8.00% due
      12/19/13................................... MXN 32,400,000 $ 3,127,884
    United Mexican States Bonds 8.00% due
      12/17/15................................... MXN 53,000,000   5,097,033
    United Mexican States Bonds 9.00% due
      12/20/12................................... MXN  4,600,000     462,086
    United Mexican States Bonds 10.00% due
      12/05/24................................... MXN 13,700,000   1,535,600
                                                                 -----------
                                                                  10,222,603
                                                                 -----------
   Netherlands -- 0.1%
    Government of the Netherlands Bonds 4.50%
      due 07/15/17............................... EUR    430,000     665,995
                                                                 -----------
   New Zealand -- 0.7%
    Government of New Zealand Bonds 7.00% due
      07/15/09................................... NZD  4,490,000   3,513,987
                                                                 -----------
   Norway -- 1.8%
    Kingdom of Norway Bonds 5.50% due 05/15/09... NOK 24,730,000   4,823,721
    Kingdom of Norway Bonds 6.00% due 05/16/11... NOK 19,500,000   3,890,601
    Kingdom of Norway Bonds 6.50% due 05/15/13... NOK  2,050,000     427,231
                                                                 -----------
                                                                   9,141,553
                                                                 -----------
   Poland -- 2.7%
    Government of Poland Bonds 5.75% due 06/24/08 PLN    500,000     230,483
    Government of Poland Bonds 5.75% due 09/23/22 PLN  1,090,000     480,217
    Government of Poland Bonds 6.00% due 05/24/09 PLN 23,500,000  10,772,318
    Government of Poland Bonds 6.25% due 10/24/15 PLN  4,150,000   1,903,408
                                                                 -----------
                                                                  13,386,426
                                                                 -----------
   Singapore -- 1.4%
    Government of Singapore Bonds 2.38% due
      10/01/09................................... SGD  1,315,000     981,878
    Government of Singapore Bonds 4.38% due
      01/15/09................................... SGD  4,270,000   3,201,639
    Government of Singapore Bonds 5.63% due
      07/01/08................................... SGD  3,715,000   2,738,770
                                                                 -----------
                                                                   6,922,287
                                                                 -----------

                                                   Shares/
                                                  Principal     Market Value
             Security Description                 Amount(4)       (Note 2)

   -------------------------------------------------------------------------
   South Korea -- 4.3%
     KDICB Redemption Fund
      Bonds
      5.28% due 02/15/13..................... KRW 1,104,000,000 $  1,042,789
     Republic of South Korea
      Bonds
      5.00% due 09/10/16..................... KRW    80,000,000       74,386
     Republic of South Korea
      Bonds
      5.25% due 09/10/12..................... KRW 6,755,000,000    6,492,991
     Republic of South Korea
      Bonds
      5.25% due 03/10/27..................... KRW 6,982,000,000    6,422,382
     Republic of South Korea
      Bonds
      5.50% due 09/10/17..................... KRW 7,412,000,000    7,104,295
                                                                ------------
                                                                  21,136,843
                                                                ------------
   Sweden -- 4.3%
     Kingdom of Sweden
      Bonds
      4.00% due 12/01/09..................... SEK    12,160,000    2,013,731
     Kingdom of Sweden
      Bonds
      5.00% due 01/28/09..................... SEK    86,650,000   14,496,781
     Kingdom of Sweden
      Bonds
      5.50% due 10/08/12..................... SEK    27,480,000    4,773,794
                                                                ------------
                                                                  21,284,306
                                                                ------------
   Total Government Agencies
      (cost $150,856,240)....................                    159,339,468
                                                                ------------
   RIGHTS -- 0.0%
   United Kingdom -- 0.0%
     Royal Bank of Scotland Group PLC
      Expires 06/06/08
      (cost $477,167)........................           161,577       89,619
                                                                ------------
   OPTIONS - PURCHASED -- 0.0%
     Brazilian Real Currency
      January 09 (strike price $2.05)
      (cost $3,750)..........................                10          733
                                                                ------------
   Total Long-Term Investment Securities
      (cost $425,503,625)....................                    456,719,010
                                                                ------------
   SHORT-TERM INVESTMENT SECURITIES -- 15.7%
   Collective Investment Pool -- 9.3%
   United States -- 9.3%
     Securities Lending Quality Trust(2)
      (cost $46,280,081).....................        46,280,081   46,280,081
                                                                ------------
   Government Treasuries -- 6.4%
   Egypt -- 2.0%
     Egypt Treasury Bills
      6.76% due 09/30/08..................... EGP     1,700,000      310,021
     Egypt Treasury Bills
      6.80% due 09/30/08..................... EGP     1,600,000      291,785
     Egypt Treasury Bill
      6.88% due 01/13/09..................... EGP     8,175,000    1,455,831
     Egypt Treasury Bills
      6.89% due 06/24/08..................... EGP     2,500,000      465,498
     Egypt Treasury Bill
      6.90% due 01/13/09..................... EGP     8,175,000    1,455,830
     Egypt Treasury Bill
      6.92% due 01/13/09..................... EGP     8,150,000    1,451,378
     Egypt Treasury Bills
      6.94% due 06/24/08..................... EGP     2,500,000      465,498

AIG Retirement Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                   Principal    Market Value
               Security Description                Amount(4)      (Note 2)
   --------------------------------------------------------------------------
   SHORT-TERM INVESTMENT SECURITIES (continued)
   Government Treasuries (continued)
   Egypt (continued)
     Egypt Treasury Bills
      7.32% due 08/05/08........................ EGP 1,500,000  $    276,943
     Egypt Treasury Bills
      7.34% due 09/16/08........................ EGP 3,400,000       622,014
     Egypt Treasury Bills
      7.37% due 08/05/08........................ EGP 5,275,000       973,914
     Egypt Treasury Bills
      7.40% due 08/12/08........................ EGP 5,225,000       963,217
     Egypt Treasury Bills
      7.47% due 04/14/09........................ EGP    25,000         4,363
     Egypt Treasury Bills
      7.75% due 08/26/08........................ EGP 5,500,000     1,010,930
     Egypt Treasury Bills
      7.98% due 04/14/09........................ EGP    25,000         4,363
                                                                ------------
                                                                   9,751,585
                                                                ------------
   Sweden -- 0.3%
     Sweden Treasury Bill
      3.81% due 09/17/08........................ SEK 9,000,000     1,481,787
                                                                ------------
   United States -- 4.1%
     Federal Home Loan Bank Disc. Notes
      1.80% due 06/02/08........................   $ 2,710,000     2,709,864
     Federal Home Loan Bank Disc. Notes
      1.90% due 06/02/08........................    17,738,000    17,737,064
                                                                ------------
                                                                  20,446,928
                                                                ------------
   Total Government Treasuries
      (cost $31,144,893)........................                  31,680,300
                                                                ------------
   Total Short-Term Investment Securities
      (cost $77,424,974)........................                  77,960,381
                                                                ------------
   TOTAL INVESTMENTS
      (cost $502,928,599)(3)....................         107.8%  534,679,391
   Liabilities in excess of other assets........          (7.8)  (38,704,401)
                                                 -------------  ------------
   NET ASSETS --                                         100.0% $495,974,990
                                                 =============  ============

--------
#  The security or a portion thereof is out on loan (See Note 2)
+  Non-income producing security
(1)Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of May 31, 2008.
(2)The security is purchased with the cash collateral received from securities loaned (see Note 2).
(3)See Note 5 for cost of investments on a tax basis.
(4)Denominated in United States Dollars unless otherwise indicated.

ADR--American Depository Receipt

AIG Retirement Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


          Open Forward Foreign Currency Contracts
          ---------------------------------------------------------------
                                                                Gross
              Contract to          In Exchange     Delivery   Unrealized
                Deliver                For           Date    Appreciation
          ---------------------------------------------------------------
           EUR      2,305,096    USD   3,566,206   4/14/2009  $   35,039
           EUR      3,368,987    SGD   7,102,779   4/14/2009     111,594
           EUR        591,050    SGD   1,230,838   4/17/2009       8,459
           EUR      1,773,150    SGD   3,711,912   4/20/2009      40,418
           EUR        294,711    SGD     617,243   4/24/2009       7,078
           EUR        294,711    SGD     615,209   4/27/2009       5,673
           GBP        890,000    USD   1,729,466    4/7/2009       7,021
           GBP        590,308    SGD   1,544,092   4/14/2009       4,324
           KRW    974,497,000    CHF   1,177,896   12/9/2008     189,899
           KRW    686,977,200    SGD   1,059,414  12/10/2008     119,546
           KRW 10,363,400,000    CHF  11,940,346   1/20/2009   1,458,050
           KRW  1,675,424,100    USD   1,758,422   1/23/2009     139,703
           KRW    587,937,813    CHF     669,351   1/30/2009      75,004
           KRW  3,997,212,957    USD   4,199,944   1/30/2009     337,962
           KRW    626,340,000    USD     660,000   2/25/2009      54,816
           KRW    625,224,600    USD     660,000   2/27/2009      55,892
           KRW    621,852,000    USD     660,000    3/4/2009      59,144
           KRW  1,320,000,000    CHF   1,362,878   3/27/2009      34,198
           KRW    516,499,500    CHF     534,254    4/1/2009      14,327
           KRW    660,000,000    CHF     684,749    4/6/2009      20,299
           RON      4,200,000    NOK   9,314,704  11/17/2008      56,825
           RON      3,167,955    SEK   8,177,189  12/15/2008      43,562
           RON      1,383,707    CZK   9,157,511   2/17/2009       1,782
           USD        638,908    GBP     323,154    6/6/2008         939
           USD      7,129,986    CAD   7,172,765   6/30/2008      85,931
           USD      1,700,000    JPY 200,864,350   6/30/2008     208,504
           USD         20,174    JPY   2,350,000   7/18/2008       2,176
           USD        800,000    JPY  89,281,600   8/20/2008      50,614
           USD        400,000    JPY  44,279,200   8/25/2008      21,968
          *USD      1,909,959    BRL   3,500,000    9/4/2008     191,187
           USD      1,630,000    JPY 179,776,775   9/25/2008      86,027
           USD      2,415,000    JPY 267,871,800   9/26/2008     142,058
           USD      2,589,287    CHF   3,000,000  10/20/2008     291,539
           USD        437,500    CHF     505,304  10/24/2008      47,738
           USD        437,500    CHF     504,098  10/27/2008      46,586
           USD      1,357,251    CHF   1,500,000   11/6/2008      83,251
           USD        100,960    JPY  10,703,750  11/14/2008       1,484
           USD        260,000    KZT  33,774,000  12/22/2008      15,136
           USD        948,928    KZT 121,700,000   1/16/2009      40,626
           USD      1,900,391    KZT 243,250,000   1/20/2009      76,904
           USD        360,000    KZT  46,512,000   2/26/2009      17,034
           USD      2,073,501    KZT 267,156,208   2/27/2009      91,947
                                                              ----------
                                                              $4,382,264
                                                              ==========

            -------------------------------------------------------
                                                          Gross
             Contract to      In Exchange    Delivery   Unrealized
               Deliver            For          Date    Depreciation
            -------------------------------------------------------
            *BRL 3,500,000 USD     1,908,397  9/4/2008  $(192,749)
             EUR   287,000 JPY    45,119,675 12/8/2008    (10,538)
             EUR 1,547,611 USD     2,256,339 1/28/2009   (122,545)
             EUR 2,170,100 USD     3,162,435 1/29/2009   (173,147)
             EUR   622,349 USD       912,737  2/4/2009    (43,595)
             EUR   972,763 USD     1,405,205 2/19/2009    (88,583)
             EUR 1,498,631 JPY   229,840,541 2/22/2009    (87,669)
             EUR 4,495,894 USD     6,534,958 2/23/2009   (367,758)
             EUR 4,495,894 JPY   691,675,308 2/23/2009   (244,362)
             EUR 2,997,263 JPY   461,568,011 2/25/2009   (157,635)
             EUR 1,498,631 USD     2,190,249 2/25/2009   (110,449)
             EUR 2,997,262 USD     4,382,057 2/26/2009   (219,132)
             EUR 9,741,103 USD    14,368,578 2/27/2009   (584,619)
             EUR 6,743,842 JPY 1,048,579,012 2/27/2009   (255,810)
             EUR 1,498,632 USD     2,246,390  3/3/2009    (53,690)
             EUR 2,247,948 USD     3,362,765  3/4/2009    (87,199)
             EUR   749,316 JPY   115,243,302  3/9/2009    (39,446)
             EUR   749,316 USD     1,128,545  3/9/2009    (21,185)
             EUR   561,987 JPY    86,149,797 3/10/2009    (32,221)
             EUR   749,316 USD     1,132,179 3/10/2009    (17,500)

AIG Retirement Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------

             -------------------------------------------------------
                                                           Gross
               Contract to      In Exchange   Delivery   Unrealized
                 Deliver            For         Date    Depreciation
             -------------------------------------------------------
              EUR    749,316  USD   1,145,041 3/17/2009      (4,276)
              EUR  3,184,592  JPY 493,162,546  4/6/2009    (121,206)
              EUR  1,122,996  JPY 174,696,065 4/14/2009     (33,713)
              EUR    589,421  MYR   2,872,543 4/21/2009     (17,202)
              EUR    191,562  SGD     391,380  5/6/2009      (2,425)
              GBP    441,513  MYR   2,653,069 4/27/2009     (35,505)
              GBP    147,171  MYR     889,678 4/30/2009     (10,138)
              GBP    147,171  MYR     886,955  5/7/2009     (10,844)
              MXN  3,676,778  CLP 168,672,188 6/12/2008      (5,134)
              MXN  3,000,000  USD     269,481 7/28/2008     (18,968)
              MXN  1,322,091  CLP  60,115,467 9/15/2008      (2,187)
              MXN 16,171,585  INR  56,133,188 1/27/2009    (213,802)
              MXN 76,402,995  USD   6,743,872  2/6/2009    (422,943)
              MXN  6,426,756  CLP 280,527,914 5/15/2009     (24,827)
              MXN  4,398,010  CLP 191,410,201 5/20/2009     (18,006)
              NZD  4,057,505  INR 125,200,000 2/27/2009    (141,546)
              RON  3,785,274  CZK  24,930,739 2/12/2009      (3,881)
              RON    988,721  CZK   6,405,923 2/27/2009      (6,506)
                                                        -----------
                                                         (4,002,941)
                                                        ===========
             Net Unrealized Appreciation (Depreciation) $   379,323
                                                        ===========

--------
* Represents offsetting or partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

Currency Legend
AUD--Australian Dollar
BRL--Brazilian Real
CAD--Canadian Dollar
CHF--Swiss Franc
CLP--Chilean Peso
EGP--Egyptian Pound
EUR--Euro Dollar
HKD--Hong Kong Dollar
IDR--Indonesian Rupiah
INR--Indian Rupee
ISK--Icelandic Krona
JPY--Japanese Yen
KRW--South Korean Won
KZT--Kazakhstan Tenge
MXN--Mexican Peso
MYR--Malaysian Ringgit
NOK--Norwegian Krone
NZD--New Zealand Dollar
PLN--Polish Zloty
RON--New Romanian Leu
SEK--Swedish Krona
SGD--Singapore Dollar
SKK--Slovak Koruna
THB--Thailand Baht
TWD--New Taiwan Dollar
USD--United States Dollar

See Notes to Financial Statements

AIG Retirement Company I Government Securities Fund
PORTFOLIO PROFILE -- May 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

                  United States Treasury Notes........  51.5%
                  Collective Investment Pool..........  23.1
                  United States Treasury Bonds........  12.8
                  Federal Home Loan Mtg. Corp.........   9.7
                  Federal National Mtg. Assoc.........   6.6
                  Federal Home Loan Bank..............   4.8
                  Repurchase Agreements...............   3.2
                  Federal Farm Credit Bank............   2.4
                  Tennessee Valley Authority..........   2.0
                  Oil Companies -- Integrated.........   1.2
                  Banks -- Special Purpose............   1.2
                  Government National Mtg. Assoc......   0.8
                  Sovereign...........................   0.6
                  Finance -- Commercial...............   0.6
                  Finance -- Investment Banker/Broker.   0.6
                  Banks -- Commercial.................   0.5
                  Regional Authority..................   0.4
                  Diversified Financial Services......   0.3
                                                       -----
                                                       122.3%
                                                       =====

Credit Quality+#

                  Government -- Treasury.............   67.0%
                  Government -- Agency...............   26.1
                  AAA................................    1.0
                  AA.................................    5.3
                  A..................................    0.6
                                                      ------
                                                      100.00%
                                                      ======

*  Calculated as a percentage of net assets
+  Source : Standards and Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.

AIG Retirement Company I Government Securities Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008
--------------------------------------------------------------------------------



                                                   Principal  Market Value
                 Security Description               Amount      (Note 2)
      --------------------------------------------------------------------
      CORPORATE BONDS & NOTES -- 1.4%
      Banks - Commercial -- 0.5%
        HSBC Bank USA
         Sub. Notes
         5.63% due 08/15/35....................... $1,000,000  $  858,417
                                                               ----------
      Diversified Financial Services -- 0.3%
        General Electric Capital Corp., Series A
         Medium Term Notes
         6.00% due 06/15/12.......................    500,000     520,804
                                                               ----------
      Finance - Investment Banker/Broker -- 0.6%
        Goldman Sachs Group, Inc.
         Senior Notes
         5.75% due 10/01/16.......................  1,000,000     980,278
                                                               ----------
      Total Corporate Bonds & Notes
         (cost $2,512,177)........................              2,359,499
                                                               ----------
      FOREIGN CORPORATE BONDS & NOTES -- 3.0%
      Banks - Special Purpose -- 1.2%
        Landwirtschaftliche Rentenbank
         Foreign Government Guar. Bond
         5.13% due 02/01/17#......................  1,000,000   1,043,839
        Swedish Export Credit, Series D
         Medium Term Notes
         4.88% due 09/29/11.......................  1,000,000   1,031,188
                                                               ----------
                                                                2,075,027
                                                               ----------
      Finance - Commercial -- 0.6%
        Eksportfinans A/S
         Senior Notes
         5.00% due 02/14/12.......................  1,000,000   1,033,866
                                                               ----------
      Oil Companies - Integrated -- 1.2%
        Shell International Finance BV
         Company Guar. Notes
         5.63% due 06/27/11#......................  2,000,000   2,099,258
                                                               ----------
      Total Foreign Corporate Bonds & Notes
         (cost $4,993,642)........................              5,208,151
                                                               ----------
      FOREIGN GOVERNMENT AGENCIES -- 1.0%
      Regional Authority -- 0.4%
        Province of New Brunswick Canada
         Bonds
         5.20% due 02/21/17.......................    658,000     688,102
                                                               ----------
      Sovereign -- 0.6%
        Republic of Italy
         Senior Notes
         5.25% due 09/20/16#......................  1,000,000   1,049,465
                                                               ----------
      Total Foreign Government Agencies
         (cost $1,655,811)........................              1,737,567
                                                               ----------
      U.S. GOVERNMENT AGENCIES -- 26.3%
      Federal Farm Credit Bank -- 2.4%
        4.88% due 12/16/15#.......................  2,000,000   2,043,612
        4.88% due 01/17/17#.......................  1,000,000   1,025,336
        5.00% due 10/23/09........................  1,000,000   1,027,975
                                                               ----------
                                                                4,096,923
                                                               ----------
      Federal Home Loan Bank -- 4.8%
        4.25% due 09/12/08#.......................  1,000,000   1,005,070
        4.75% due 09/11/15........................  1,000,000   1,014,611
        4.88% due 11/27/13........................  2,000,000   2,069,068
        5.00% due 02/20/09........................    940,000     955,747
        5.38% due 08/19/11#.......................  2,000,000   2,093,868
        5.38% due 06/14/13........................  1,000,000   1,057,624
                                                               ----------
                                                                8,195,988
                                                               ----------


                                                 Principal  Market Value
                 Security Description             Amount      (Note 2)

        ----------------------------------------------------------------
        Federal Home Loan Mtg. Corp. -- 9.7%
          4.35% due 06/02/08.................... $2,000,000 $ 2,000,000
          4.50% due 09/01/19....................    806,688     789,120
          4.75% due 11/17/15#...................  3,000,000   3,051,720
          5.00% due 01/16/09....................  1,000,000   1,015,227
          5.00% due 12/14/18#...................  1,000,000     942,065
          5.00% due 10/01/34....................    588,037     569,900
          5.25% due 10/06/11....................  2,000,000   2,013,356
          5.32% due 12/01/35(1).................    200,865     204,017
          5.45% due 09/02/11....................  1,000,000   1,006,481
          5.50% due 12/01/36....................    562,722     559,602
          5.75% due 01/15/12....................  2,000,000   2,127,992
          6.00% due 05/12/16#...................  1,000,000   1,024,449
          6.00% due 11/01/33....................    824,058     840,874
          6.50% due 02/01/32....................    315,257     328,390
          7.50% due 09/01/16....................     96,712     101,325
          8.00% due 02/01/30....................      4,742       5,130
          8.00% due 08/01/30....................      1,647       1,782
          8.00% due 06/01/31....................      5,837       6,315
                                                            -----------
                                                             16,587,745
                                                            -----------
        Federal National Mtg. Assoc. -- 6.6%
          4.25% due 08/15/10#...................  2,000,000   2,041,970
          5.00% due 02/16/12....................    752,000     781,817
          5.00% due 02/01/19....................    709,079     709,714
          5.00% due 12/01/36....................    839,617     812,145
          5.25% due 08/01/12#...................  1,000,000   1,017,892
          5.34% due 01/01/36(1).................     69,666      71,039
          5.36% due 11/01/34(1).................    162,521     164,361
          5.38% due 03/02/12....................  2,790,000   2,806,467
          5.50% due 12/01/33....................    373,107     371,860
          5.50% due 10/01/34....................    702,348     699,341
          5.66% due 02/01/35(1).................     35,815      36,121
          6.00% due 05/15/11#...................  1,000,000   1,069,905
          6.00% due 06/01/35....................    327,429     332,729
          6.50% due 02/01/17....................    104,350     108,531
          6.50% due 07/01/32....................     67,864      70,543
          7.00% due 09/01/31....................    124,065     131,473
          7.50% due 03/01/32....................    103,851     111,485
          11.50% due 09/01/19...................        414         459
          12.00% due 01/15/16...................        152         171
          12.50% due 09/20/15...................        263         296
          13.00% due 11/01/15...................        718         796
          14.50% due 11/15/14...................        240         274
                                                            -----------
                                                             11,339,389
                                                            -----------
        Government National Mtg. Assoc. -- 0.8%
          5.00% due 09/15/35....................     25,474      24,888
          5.00% due 02/15/36....................    760,132     742,402
          5.00% due 05/15/36....................     90,668      88,553
          6.00% due 01/15/32....................    172,262     176,074
          6.50% due 08/15/31....................    263,991     274,155
          7.50% due 02/15/29....................      8,582       9,226
          7.50% due 07/15/30....................        526         565
          7.50% due 01/15/31....................     10,097      10,845
          7.50% due 02/15/31....................     12,008      12,897
                                                            -----------
                                                              1,339,605
                                                            -----------
        Tennessee Valley Authority -- 2.0%
          4.75% due 08/01/13....................  3,400,000   3,477,347
                                                            -----------
        Total U.S. Government Agencies
           (cost $44,149,944)...................             45,036,997
                                                            -----------

AIG Retirement Company I Government Securities Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------



                                                        Principal  Market Value
                Security Description                     Amount      (Note 2)
-------------------------------------------------------------------------------
U.S. GOVERNMENT TREASURIES -- 64.3%
United States Treasury Bonds -- 12.8%
 4.75% due 02/15/37#.................................. $ 3,500,000 $  3,524,608
 5.00% due 05/15/37#..................................   5,000,000    5,238,670
 6.25% due 08/15/23#..................................   2,000,000    2,350,782
 6.63% due 02/15/27#..................................   1,000,000    1,233,750
 7.50% due 11/15/16#..................................   1,000,000    1,245,234
 7.88% due 02/15/21#..................................   3,000,000    3,970,782
 8.75% due 08/15/20#..................................   1,000,000    1,401,406
 United States Treasury Bonds STRIPS zero coupon
   due 08/15/24.......................................   2,040,000      923,741
 United States Treasury Bonds TIPS 2.00% due
   01/15/26#(5).......................................   2,127,787    2,094,111
                                                                   ------------
                                                                     21,983,084
                                                                   ------------
United States Treasury Notes -- 51.5%
 2.00% due 02/28/10#..................................   6,000,000    5,942,814
 2.75% due 02/28/13#..................................  15,000,000   14,572,260
 3.50% due 02/15/18#..................................  35,000,000   33,444,145
 3.63% due 12/31/12#..................................  30,000,000   30,360,930
 4.00% due 02/15/15#..................................   1,000,000    1,020,781
 4.25% due 08/15/13#..................................   1,000,000    1,038,047
 4.25% due 08/15/15#..................................   1,000,000    1,029,219
 4.75% due 02/15/10#..................................   1,000,000    1,036,953
                                                                   ------------
                                                                     88,445,149
                                                                   ------------
Total U.S. Government Treasuries
   (cost $111,539,139)................................              110,428,233
                                                                   ------------
Total Long-Term Investment Securities
   (cost $164,850,713)................................              164,770,447
                                                                   ------------

                                                        Shares/
                                                       Principal   Market Value
               Security Description                     Amount       (Note 2)

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT SECURITIES -- 23.1%
Collective Investment Pool -- 23.1%
  Securities Lending Quality Trust(2)
   (cost $39,657,110)................................  39,657,110  $ 39,657,110
                                                                   ------------
REPURCHASE AGREEMENT -- 3.2%
  UBS Securities, LLC Joint Repurchase Agreement(3)
   (cost $5,458,000)................................. $ 5,458,000  $  5,458,000
                                                                   ------------
TOTAL INVESTMENTS
   (cost $209,965,823)(4)............................       122.3%  209,885,557
Liabilities in excess of other assets................       (22.3)  (38,244,064)
                                                      -----------  ------------
NET ASSETS --                                               100.0% $171,641,493
                                                      ===========  ============

--------
#       The security or a portion thereof is out on loan (See Note 2)
(1) Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of May 31, 2008.
(2) The security is purchased with the cash collateral received from securities loaned (see Note 2).
(3)     See Note 2 for details of Joint Repurchase Agreements.
(4)     See Note 5 for cost of investments on a tax basis.
(5)     Principal amount of security is adjusted for inflation.
TIPS    Treasury Inflation Protected Security
STRIPS  Separate Trading of Registered Interest and Principal of Securities

See Notes to Financial Statements

AIG Retirement Company I Growth Fund
PORTFOLIO PROFILE -- May 31, 2008 (unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

             Collective Investment Pool...................... 18.0%
             Computers.......................................  5.7
             Oil Companies -- Exploration & Production.......  4.9
             Diversified Manufacturing Operations............  3.8
             Electronic Components -- Semiconductors.........  3.8
             Retail -- Discount..............................  3.7
             Medical -- Drugs................................  3.5
             Wireless Equipment..............................  3.4
             Beverages -- Non-alcoholic......................  3.3
             Medical Products................................  3.2
             Oil -- Field Services...........................  2.7
             Applications Software...........................  2.7
             Electric Products -- Misc.......................  2.1
             Medical Instruments.............................  2.0
             Medical -- Biomedical/Gene......................  2.0
             Agricultural Chemicals..........................  1.9
             Investment Management/Advisor Services..........  1.8
             Aerospace/Defense...............................  1.7
             Networking Products.............................  1.6
             Telecom Equipment -- Fiber Optics...............  1.6
             Instruments -- Scientific.......................  1.6
             Auto/Truck Parts & Equipment -- Original........  1.6
             Retail -- Apparel/Shoe..........................  1.5
             Commercial Services -- Finance..................  1.4
             Metal -- Diversified............................  1.3
             Semiconductor Components -- Integrated Circuits.  1.3
             Cosmetics & Toiletries..........................  1.2
             Oil & Gas Drilling..............................  1.1
             Enterprise Software/Service.....................  1.1
             Retail -- Restaurants...........................  1.1
             Banks -- Fiduciary..............................  1.1
             Banks -- Commercial.............................  1.0
             Web Portals/ISP.................................  0.9
             Electronic Forms................................  0.9
             Finance -- Other Services.......................  0.9
             Entertainment Software..........................  0.9
             Retail -- Building Products.....................  0.9
             Food -- Misc....................................  0.9
             Multimedia......................................  0.8
             Engineering/R&D Services........................  0.8
             Retail -- Auto Parts............................  0.7
             Transport -- Rail...............................  0.7
             Oil Companies -- Integrated.....................  0.7
             Oil Field Machinery & Equipment.................  0.7
             Retail -- Drug Store............................  0.7
             Electronic Components -- Misc...................  0.7
             Insurance -- Property/Casualty..................  0.7
             Electric -- Integrated..........................  0.7
             Disposable Medical Products.....................  0.6
             Steel Pipe & Tube...............................  0.6
             Pharmacy Services...............................  0.6
             Machinery -- Construction & Mining..............  0.6
             Time Deposits...................................  0.5
             Dental Supplies & Equipment.....................  0.5
             Medical Labs & Testing Services.................  0.4
             Real Estate Investment Trusts...................  0.4
             Telecommunication Equipment.....................  0.4
             Aerospace/Defense -- Equipment..................  0.4
             Finance -- Investment Banker/Broker.............  0.4
             Cable TV........................................  0.4
             Containers -- Metal/Glass.......................  0.4
             E-Commerce/Services.............................  0.4
             Power Converter/Supply Equipment................  0.4
             Consulting Services.............................  0.4
             Diversified Financial Services..................  0.4
             Textile -- Home Furnishings.....................  0.3
             Distribution/Wholesale..........................  0.3

                  Energy -- Alternate Sources..........   0.3
                  Food -- Retail.......................   0.3
                  Satellite Telecom....................   0.3
                  Food -- Catering.....................   0.3
                  Machinery -- Pumps...................   0.2
                  Computers -- Memory Devices..........   0.2
                  Industrial Gases.....................   0.2
                  Finance -- Credit Card...............   0.2
                  Insurance -- Life/Health.............   0.2
                  Diagnostic Equipment.................   0.2
                  Food -- Baking.......................   0.2
                  Building -- Heavy Construction.......   0.2
                  Cellular Telecom.....................   0.2
                  Toys.................................   0.2
                  Diversified Minerals.................   0.2
                  Consumer Products -- Misc............   0.2
                  Machinery -- General Industrial......   0.2
                  Machinery -- Farming.................   0.2
                  Building -- Residential/Commercial...   0.2
                  E-Commerce/Products..................   0.2
                  Public Thoroughfares.................   0.2
                  Soap & Cleaning Preparation..........   0.2
                  Veterinary Diagnostics...............   0.2
                  Dialysis Centers.....................   0.2
                  Savings & Loans/Thrifts..............   0.1
                  Diagnostic Kits......................   0.1
                  Commercial Services..................   0.1
                  Platinum.............................   0.1
                  Leisure Products.....................   0.1
                  Metal Processors & Fabrication.......   0.1
                  Data Processing/Management...........   0.1
                  Beverages -- Wine/Spirits............   0.1
                  Internet Security....................   0.1
                  Real Estate Operations & Development.   0.1
                  Coal.................................   0.1
                  Retail -- Computer Equipment.........   0.1
                  Independent Power Producers..........   0.1
                  Chemicals -- Diversified.............   0.1
                  Building & Construction -- Misc......   0.1
                  Industrial Audio & Video Products....   0.1
                  Electronic Measurement Instruments...   0.1
                  Semiconductor Equipment..............   0.1
                  Private Corrections..................   0.1
                  Telecom Services.....................   0.1
                  Internet Infrastructure Software.....   0.1
                  Human Resources......................   0.1
                  Tobacco..............................   0.1
                  Optical Supplies.....................   0.1
                  Food -- Confectionery................   0.1
                  Athletic Footwear....................   0.1
                                                        -----
                                                        117.5%
                                                        =====

*  Calculated as a percentage of net assets

AIG Retirement Company I Growth Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008
--------------------------------------------------------------------------------


                                                               Market Value
                   Security Description                Shares    (Note 2)
     ----------------------------------------------------------------------
     COMMON STOCK -- 99.0%
     Aerospace/Defense -- 1.7%
       Boeing Co......................................  46,245 $ 3,827,699
       Lockheed Martin Corp.#.........................   2,441     267,143
       Raytheon Co.................................... 186,700  11,922,662
                                                               -----------
                                                                16,017,504
                                                               -----------
     Aerospace/Defense - Equipment -- 0.4%
       United Technologies Corp.......................  56,400   4,006,656
                                                               -----------
     Agricultural Chemicals -- 1.9%
       Monsanto Co.#.................................. 130,417  16,615,126
       Potash Corp. of Saskatchewan, Inc..............   5,962   1,186,855
       The Mosaic Co.+................................   7,365     922,982
                                                               -----------
                                                                18,724,963
                                                               -----------
     Applications Software -- 2.7%
       Microsoft Corp.#............................... 655,269  18,557,218
       Salesforce.com, Inc.#+......................... 104,723   7,572,520
                                                               -----------
                                                                26,129,738
                                                               -----------
     Athletic Footwear -- 0.1%
       NIKE, Inc., Class B#...........................   7,179     490,828
                                                               -----------
     Auto/Truck Parts & Equipment - Original -- 1.6%
       BorgWarner, Inc.#.............................. 264,300  13,666,953
       TRW Automotive Holdings Corp.#+................  54,224   1,352,889
                                                               -----------
                                                                15,019,842
                                                               -----------
     Banks - Commercial -- 1.0%
       China Merchants Bank Co., Ltd.(3).............. 138,500     496,044
       Julius Baer Holding AG.........................  31,224   2,555,440
       KBC Groep NV...................................   9,900   1,221,526
       Marshall & Ilsley Corp.#.......................  66,400   1,543,136
       National Bank of Greece SA.....................  29,125   1,653,859
       Standard Chartered PLC.........................  22,600     839,854
       Synovus Financial Corp.#....................... 152,800   1,755,672
                                                               -----------
                                                                10,065,531
                                                               -----------
     Banks - Fiduciary -- 1.1%
       Northern Trust Corp............................  85,700   6,513,200
       State Street Corp.#............................  17,030   1,226,500
       The Bank of New York Mellon Corp.#.............  54,137   2,410,721
                                                               -----------
                                                                10,150,421
                                                               -----------
     Beverages - Non - alcoholic -- 3.3%
       Coca - Cola Hellenic Bottling Co. SA#..........  24,700   1,122,837
       PepsiCo, Inc................................... 177,402  12,116,557
       The Coca - Cola Co............................. 318,558  18,240,631
                                                               -----------
                                                                31,480,025
                                                               -----------
     Beverages - Wine/Spirits -- 0.1%
       Pernod Ricard SA#..............................   9,000   1,022,127
                                                               -----------
     Building & Construction Products - Misc. -- 0.0%
       FLSmidth & Co. A/S.............................     700      83,950
                                                               -----------
     Building & Construction - Misc. -- 0.1%
       AMEC PLC.......................................  47,400     783,551
                                                               -----------
     Building - Heavy Construction -- 0.2%
       Chicago Bridge & Iron Co., NV NY SHR...........  31,657   1,446,725
       Vinci SA#......................................   9,622     724,969
                                                               -----------
                                                                 2,171,694
                                                               -----------
     Building - Residential/Commercial -- 0.2%
       KB Home#.......................................  92,000   1,886,920
                                                               -----------

                                                               Market Value
                   Security Description                Shares    (Note 2)

     ----------------------------------------------------------------------
     Cable TV -- 0.4%
      Comcast Corp., Class A..........................  67,908 $ 1,527,930
      The DIRECTV Group, Inc.#+.......................  82,944   2,330,726
                                                               -----------
                                                                 3,858,656
                                                               -----------
     Cellular Telecom -- 0.2%
      America Movil SAB de CV, Series L ADR...........  11,925     712,757
      China Mobile, Ltd. ADR..........................   8,900     656,731
      Millicom International Cellular SA#.............   6,800     787,848
                                                               -----------
                                                                 2,157,336
                                                               -----------
     Chemicals - Diversified -- 0.1%
      Celanese Corp., Class A#........................  16,612     809,004
                                                               -----------
     Coal -- 0.1%
      Massey Energy Co.#..............................  14,537     939,381
                                                               -----------
     Commercial Services -- 0.1%
      Alliance Data Systems Corp.#+...................  10,004     600,640
      SGS SA..........................................     500     751,260
                                                               -----------
                                                                 1,351,900
                                                               -----------
     Commercial Services - Finance -- 1.4%
      Global Payments, Inc............................ 107,800   5,090,316
      Mastercard, Inc., Class A#......................   6,312   1,948,199
      Visa, Inc., Class A+............................  76,701   6,623,898
                                                               -----------
                                                                13,662,413
                                                               -----------
     Computers -- 5.7%
      Apple, Inc.#+................................... 143,940  27,168,675
      Dell, Inc.+..................................... 398,100   9,180,186
      Hewlett - Packard Co............................ 154,946   7,291,759
      International Business Machines Corp.#..........  44,321   5,736,467
      Research In Motion Ltd.+........................  34,161   4,743,938
      Sun Microsystems, Inc.+.........................  63,090     817,015
                                                               -----------
                                                                54,938,040
                                                               -----------
     Computers - Memory Devices -- 0.3%
      Western Digital Corp.#+.........................  64,344   2,414,830
                                                               -----------
     Consulting Services -- 0.4%
      Accenture Ltd., Class A.........................  61,488   2,509,940
      Gartner, Inc.#+.................................   1,102      24,013
      Watson Wyatt Worldwide, Inc., Class A#..........  18,405   1,077,981
                                                               -----------
                                                                 3,611,934
                                                               -----------
     Consumer Products - Misc. -- 0.2%
      Clorox Co.#.....................................  35,964   2,054,623
                                                               -----------
     Containers - Metal/Glass -- 0.4%
      Owens - Illinois, Inc.#+........................  66,391   3,798,893
                                                               -----------
     Cosmetics & Toiletries -- 1.2%
      Bare Escentuals, Inc.#+.........................   6,734     135,084
      Colgate - Palmolive Co.#........................  17,588   1,307,844
      Oriflame Cosmetics SA SDR.......................   5,700     404,666
      Procter & Gamble Co............................. 143,488   9,477,382
                                                               -----------
                                                                11,324,976
                                                               -----------
     Data Processing/Management -- 0.1%
      Automatic Data Processing, Inc.#................  24,606   1,059,288
                                                               -----------
     Dental Supplies & Equipment -- 0.5%
      Dentsply International, Inc..................... 117,700   4,771,558
                                                               -----------
     Diagnostic Equipment -- 0.2%
      Gen - Probe, Inc.+..............................  39,447   2,246,112
                                                               -----------

AIG Retirement Company I Growth Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------



                                                              Market Value
                   Security Description               Shares    (Note 2)
      --------------------------------------------------------------------
      COMMON STOCK (continued)
      Diagnostic Kits -- 0.1%
        Idexx Laboratories, Inc.+....................  28,000 $ 1,414,000
                                                              -----------
      Dialysis Centers -- 0.2%
        Fresenius Medical Care AG#...................  27,127   1,511,705
                                                              -----------
      Disposable Medical Products -- 0.7%
        C.R. Bard, Inc...............................  69,000   6,292,800
                                                              -----------
      Distribution/Wholesale -- 0.3%
        Esprit Holdings, Ltd.........................  72,406     846,170
        Li & Fung, Ltd............................... 326,000   1,232,333
        Owens & Minor, Inc.#.........................  21,659   1,028,369
                                                              -----------
                                                                3,106,872
                                                              -----------
      Diversified Financial Services -- 0.4%
        IntercontinentalExchange, Inc.+..............  25,000   3,455,000
                                                              -----------
      Diversified Manufacturing Operations -- 3.9%
        Cooper Industries, Ltd., Class A............. 185,700   8,659,191
        Eaton Corp.#................................. 118,300  11,437,244
        Honeywell International, Inc................. 263,700  15,721,794
        Parker Hannifin Corp.#.......................  12,553   1,062,862
        SPX Corp.....................................   1,570     208,622
                                                              -----------
                                                               37,089,713
                                                              -----------
      Diversified Minerals -- 0.2%
        BHP Billiton, Ltd............................  49,571   2,061,028
                                                              -----------
      E - Commerce/Products -- 0.2%
        Amazon.com, Inc.#+...........................  22,818   1,862,405
                                                              -----------
      E - Commerce/Services -- 0.4%
        eBay, Inc.+..................................  13,320     399,733
        priceline.com, Inc.#+........................  25,000   3,363,250
                                                              -----------
                                                                3,762,983
                                                              -----------
      Electric Products - Misc. -- 2.1%
        Emerson Electric Co.#........................ 321,151  18,684,565
        Molex, Inc.#.................................  43,631   1,214,687
                                                              -----------
                                                               19,899,252
                                                              -----------
      Electric - Integrated -- 0.7%
        Exelon Corp..................................  16,649   1,465,112
        FPL Group, Inc...............................  44,200   2,984,384
        International Power PLC...................... 214,600   1,889,575
                                                              -----------
                                                                6,339,071
                                                              -----------
      Electronic Components - Misc. -- 0.7%
        Celestica ,Inc.#+............................   3,102      27,546
        Flextronics International, Ltd.+............. 565,300   6,054,363
        NGK Insulators, Ltd..........................  26,000     475,261
                                                              -----------
                                                                6,557,170
                                                              -----------
      Electronic Components - Semiconductors -- 3.8%
        Altera Corp.................................. 316,200   7,316,868
        Intel Corp................................... 677,249  15,698,632
        LSI Logic Corp.#+............................ 103,547     752,787
        MEMC Electronic Materials, Inc.+.............  42,800   2,938,648
        National Semiconductor Corp.#................  65,563   1,380,101
        NVIDIA Corp.+................................  34,801     859,585
        Texas Instruments, Inc.#.....................  10,034     325,904
        Xilinx, Inc.#................................ 257,414   7,001,661
                                                              -----------
                                                               36,274,186
                                                              -----------
      Electronic Forms -- 0.9%
        Adobe Systems, Inc.+......................... 204,353   9,003,793
                                                              -----------

                                                            Market Value
                   Security Description             Shares    (Note 2)

        ----------------------------------------------------------------
        Electronic Measurement Instruments -- 0.1%
          Agilent Technologies, Inc.#+.............  17,945 $   670,963
          Trimble Navigation, Ltd.#+...............   1,159      46,175
                                                            -----------
                                                                717,138
                                                            -----------
        Energy - Alternate Sources -- 0.3%
          First Solar, Inc.+.......................   8,500   2,274,090
          Q - Cells AG#+...........................   6,834     830,890
                                                            -----------
                                                              3,104,980
                                                            -----------
        Engineering/R&D Services -- 0.8%
          ABB, Ltd.+...............................  50,765   1,649,223
          Boart Longyear Group..................... 192,900     381,654
          Fluor Corp...............................  10,801   2,014,926
          Linde AG#................................   7,303   1,097,421
          McDermott International, Inc.+...........  19,866   1,232,288
          Shaw Group, Inc.#+.......................  19,652   1,198,772
                                                            -----------
                                                              7,574,284
                                                            -----------
        Engines - Internal Combustion -- 0.0%
          Cummins, Inc.............................     263      18,521
                                                            -----------
        Enterprise Software/Service -- 1.1%
          BMC Software, Inc.#+.....................   4,285     171,829
          Oracle Corp.+............................ 457,331  10,445,440
                                                            -----------
                                                             10,617,269
                                                            -----------
        Entertainment Software -- 0.9%
          Activision, Inc.+........................ 257,002   8,673,818
                                                            -----------
        Finance - Credit Card -- 0.2%
          American Express Co.#....................  12,500     579,375
          Redecard SA..............................  83,900   1,805,410
                                                            -----------
                                                              2,384,785
                                                            -----------
        Finance - Investment Banker/Broker -- 0.4%
          The Charles Schwab Corp.#................ 177,493   3,936,795
                                                            -----------
        Finance - Other Services -- 0.9%
          Bovespa Holding SA.......................  99,300   1,636,176
          CME Group, Inc.#.........................   1,545     664,814
          Deutsche Boerse AG.......................  17,054   2,447,023
          Man Group PLC, Class B...................  79,700     980,421
          Nymex Holdings, Inc.#....................  21,721   1,972,701
          NYSE Euronext#...........................  18,502   1,182,648
                                                            -----------
                                                              8,883,783
                                                            -----------
        Food - Baking -- 0.2%
          Flowers Foods, Inc.#.....................  78,422   2,206,011
                                                            -----------
        Food - Catering -- 0.3%
          Compass Group PLC........................ 330,173   2,452,649
                                                            -----------
        Food - Confectionery -- 0.1%
          WM Wrigley Jr. Co.#......................   6,589     508,210
                                                            -----------
        Food - Meat Products -- 0.0%
          Hormel Foods Corp.#......................   2,906     109,818
                                                            -----------
        Food - Misc. -- 0.9%
          Cadbury PLC..............................  84,900   1,133,522
          Nestle SA................................  14,600   7,179,180
                                                            -----------
                                                              8,312,702
                                                            -----------
        Food - Retail -- 0.3%
          Safeway, Inc.#...........................  21,232     676,664
          Tesco PLC................................ 279,057   2,289,079
                                                            -----------
                                                              2,965,743
                                                            -----------

AIG Retirement Company I Growth Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------



                                                              Market Value
                   Security Description               Shares    (Note 2)
      --------------------------------------------------------------------
      COMMON STOCK (continued)
      Human Resources -- 0.1%
        The Capita Group PLC.........................  49,597 $   664,639
                                                              -----------
      Independent Power Producers -- 0.1%
        Mirant Corp.#+...............................  14,930     606,457
        Reliant Energy, Inc.+........................   9,900     253,044
                                                              -----------
                                                                  859,501
                                                              -----------
      Industrial Audio & Video Products -- 0.1%
        Dolby Laboratories, Inc., Class A+...........  15,242     731,768
                                                              -----------
      Industrial Gases -- 0.3%
        Air Products & Chemicals, Inc.#..............  17,781   1,812,239
        Airgas, Inc.#................................  10,164     601,404
                                                              -----------
                                                                2,413,643
                                                              -----------
      Instruments - Scientific -- 1.6%
        Thermo Fisher Scientific, Inc.#+............. 254,917  15,045,201
                                                              -----------
      Insurance - Life/Health -- 0.2%
        AFLAC, Inc.#.................................   2,701     181,318
        Sony Financial Holdings, Inc.................     234     956,688
        Unum Group#..................................  49,985   1,203,639
                                                              -----------
                                                                2,341,645
                                                              -----------
      Insurance - Multi - line -- 0.0%
        ACE, Ltd.....................................   1,210      72,685
                                                              -----------
      Insurance - Property/Casualty -- 0.7%
        Chubb Corp................................... 118,300   6,359,808
                                                              -----------
      Internet Infrastructure Software -- 0.1%
        Akamai Technologies, Inc.#+..................  17,100     667,755
                                                              -----------
      Internet Security -- 0.1%
        VeriSign, Inc.#+.............................  24,700     988,988
                                                              -----------
      Investment Management/Advisor Services -- 1.8%
        Eaton Vance Corp.............................   8,303     353,293
        Invesco, Ltd.#............................... 388,900  10,823,087
        Waddell & Reed Financial, Inc., Class A...... 177,900   6,290,544
                                                              -----------
                                                               17,466,924
                                                              -----------
      Leisure Products -- 0.1%
        WMS Industries, Inc.#+.......................  30,951   1,146,425
                                                              -----------
      Machinery - Construction & Mining -- 0.6%
        Caterpillar, Inc.#...........................  73,437   6,068,834
                                                              -----------
      Machinery - Farming -- 0.2%
        Deere & Co...................................  23,230   1,889,528
                                                              -----------
      Machinery - General Industrial -- 0.2%
        Alstom.......................................   7,723   1,946,799
                                                              -----------
      Machinery - Pumps -- 0.3%
        Flowserve Corp.#.............................  17,624   2,441,277
                                                              -----------
      Medical Instruments -- 2.0%
        Edwards Lifesciences Corp.#+.................  10,066     580,909
        Intuitive Surgical, Inc.#+...................  21,902   6,430,208
        Medtronic, Inc.#............................. 203,321  10,302,275
        St. Jude Medical, Inc.#+.....................  46,099   1,878,534
                                                              -----------
                                                               19,191,926
                                                              -----------
      Medical Labs & Testing Services -- 0.4%
        Laboratory Corp. of America Holdings+........  56,500   4,169,135
                                                              -----------
      Medical Products -- 3.2%
        Baxter International, Inc.................... 184,111  11,249,182
        Becton Dickinson & Co.#...................... 179,100  15,124,995
        Covidien, Ltd................................  16,600     831,494

                                                               Market Value
                   Security Description                Shares    (Note 2)

     ----------------------------------------------------------------------
     Medical Products (continued)
       Johnson & Johnson#.............................  38,725 $ 2,584,507
       Terumo Corp....................................  12,500     622,510
       Varian Medical Systems, Inc.#+.................   9,045     429,999
                                                               -----------
                                                                30,842,687
                                                               -----------
     Medical - Biomedical/Gene -- 2.0%
       Alexion Pharmaceuticals, Inc.+.................  22,100   1,576,835
       Celgene Corp.#+................................  39,611   2,410,725
       Genentech, Inc.+...............................  46,842   3,319,693
       Gilead Sciences, Inc.+......................... 120,716   6,678,009
       Illumina, Inc.#+...............................  19,500   1,530,360
       Invitrogen Corp.#+.............................  41,710   1,916,992
       Qiagen NV+.....................................  75,800   1,509,178
                                                               -----------
                                                                18,941,792
                                                               -----------
     Medical - Drugs -- 3.5%
       Abbott Laboratories............................  32,563   1,834,925
       Allergan, Inc.#................................ 222,338  12,811,115
       Bristol - Myers Squibb Co......................  40,535     923,793
       Cephalon, Inc.#+...............................   4,191     283,773
       CSL, Ltd.......................................  33,764   1,284,411
       Cubist Pharmaceuticals, Inc.#+.................  21,848     416,423
       Eli Lilly & Co.#...............................  57,147   2,751,057
       Merck & Co., Inc...............................  76,237   2,970,193
       Novo - Nordisk A/S............................. 125,000   8,134,321
       Schering - Plough Corp.........................  92,843   1,893,997
                                                               -----------
                                                                33,304,008
                                                               -----------
     Metal Processors & Fabrication -- 0.1%
       Norsk Hydro ASA#...............................  67,200   1,066,541
                                                               -----------
     Metal - Diversified -- 1.3%
       Freeport - McMoRan Copper & Gold, Inc.#........  89,664  10,375,021
       Rio Tinto, Ltd.................................  16,800   2,215,927
                                                               -----------
                                                                12,590,948
                                                               -----------
     Multimedia -- 0.8%
       Viacom, Inc., Class B+......................... 215,400   7,715,628
                                                               -----------
     Networking Products -- 1.6%
       Cisco Systems, Inc.+........................... 584,855  15,627,326
                                                               -----------
     Oil & Gas Drilling -- 1.1%
       Helmerich & Payne, Inc......................... 160,200  10,036,530
       Noble Corp.....................................  12,617     796,637
                                                               -----------
                                                                10,833,167
                                                               -----------
     Oil Companies - Exploration & Production -- 4.9%
       Apache Corp....................................  75,700  10,148,342
       Devon Energy Corp.#............................ 131,909  15,293,529
       EOG Resources, Inc.............................  16,900   2,173,847
       Occidental Petroleum Corp......................  21,888   2,012,164
       Southwestern Energy Co.#+......................  48,954   2,170,620
       Stone Energy Corp.#+...........................  23,856   1,612,188
       W&T Offshore, Inc.#............................  45,826   2,555,258
       XTO Energy, Inc................................ 183,475  11,672,680
                                                               -----------
                                                                47,638,628
                                                               -----------
     Oil Companies - Integrated -- 0.7%
       BG Group PLC...................................  60,000   1,504,692
       ConocoPhillips#................................  17,805   1,657,645
       Exxon Mobil Corp...............................  14,303   1,269,534
       Suncor Energy, Inc.............................  22,152   1,511,803
       Total SA#......................................   8,565     747,399
                                                               -----------
                                                                 6,691,073
                                                               -----------

AIG Retirement Company I Growth Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------



                                                                    Market Value
                   Security Description                     Shares    (Note 2)
--------------------------------------------------------------------------------
COMMON STOCK (continued)
Oil Field Machinery & Equipment -- 0.7%
  FMC Technologies, Inc.#+.................................  46,916 $ 3,370,915
  National - Oilwell Varco, Inc.+..........................  39,738   3,310,970
                                                                    -----------
                                                                      6,681,885
                                                                    -----------
Oil - Field Services -- 2.7%
  Halliburton Co.#.........................................  21,470   1,043,013
  Oil States International, Inc.+..........................   6,932     404,967
  Saipem SpA...............................................  46,286   2,125,718
  Schlumberger, Ltd.#......................................  81,037   8,195,272
  Transocean, Inc.#+.......................................  78,507  11,790,966
  Weatherford International, Ltd.#+........................  57,000   2,600,910
                                                                    -----------
                                                                     26,160,846
                                                                    -----------
Optical Supplies -- 0.1%
  Advanced Medical Optics, Inc.#+..........................  22,151     536,497
                                                                    -----------
Pharmacy Services -- 0.6%
  Express Scripts, Inc.+...................................  67,699   4,881,775
  Medco Health Solutions, Inc.#+...........................  24,783   1,200,736
                                                                    -----------
                                                                      6,082,511
                                                                    -----------
Platinum -- 0.1%
  Impala Platinum Holdings, Ltd............................  29,200   1,247,205
                                                                    -----------
Power Converter/Supply Equipment -- 0.4%
  Gamesa Corp. Tecnologica SA..............................  29,828   1,543,891
  Vestas Wind Systems A/S+.................................  15,764   2,170,036
                                                                    -----------
                                                                      3,713,927
                                                                    -----------
Private Corrections -- 0.1%
  Corrections Corp. of America#+...........................  27,631     712,327
                                                                    -----------
Public Thoroughfares -- 0.2%
  Cintra Concesiones de Infraestructuras de Transporte SA#. 117,423   1,806,713
                                                                    -----------
Real Estate Investment Trusts -- 0.4%
  Digital Realty Trust, Inc.#..............................  41,300   1,746,990
  Weingarten Realty Investors, Inc.#.......................  68,500   2,363,250
                                                                    -----------
                                                                      4,110,240
                                                                    -----------
Real Estate Operations & Development -- 0.1%
  Sumitomo Realty & Development Co., Ltd...................  37,000     947,638
                                                                    -----------
Retail - Apparel/Shoe -- 1.5%
  AnnTaylor Stores Corp.+.................................. 119,000   3,258,220
  Coach, Inc.#+............................................  33,204   1,205,305
  The Gap, Inc.#...........................................  94,243   1,719,935
  Urban Outfitters, Inc.#+................................. 245,616   7,906,379
                                                                    -----------
                                                                     14,089,839
                                                                    -----------
Retail - Auto Parts -- 0.7%
  Advance Auto Parts, Inc.................................. 153,700   6,194,110
  AutoZone, Inc.#+.........................................   7,405     937,177
                                                                    -----------
                                                                      7,131,287
                                                                    -----------
Retail - Building Products -- 0.9%
  Lowe's Cos., Inc......................................... 349,900   8,397,600
                                                                    -----------
Retail - Computer Equipment -- 0.1%
  GameStop Corp., Class A#+................................  18,607     922,907
                                                                    -----------
Retail - Discount -- 3.7%
  Big Lots, Inc.#+.........................................   3,980     123,619
  Costco Wholesale Corp.................................... 155,000  11,054,600
  Family Dollar Stores, Inc.#.............................. 309,200   6,616,880
  TJX Cos., Inc.#..........................................  68,691   2,202,233
  Wal - Mart Stores, Inc................................... 268,150  15,482,981
                                                                    -----------
                                                                     35,480,313
                                                                    -----------

                                                                  Market Value
                   Security Description                   Shares    (Note 2)

  ----------------------------------------------------------------------------
  Retail - Drug Store -- 0.7%
    CVS Caremark Corp.................................... 111,190 $ 4,757,820
    Shoppers Drug Mart Corp..............................  33,446   1,876,625
                                                                  -----------
                                                                    6,634,445
                                                                  -----------
  Retail - Restaurants -- 1.1%
    Darden Restaurants, Inc.............................. 232,600   7,966,550
    McDonald's Corp.#....................................  38,135   2,262,168
                                                                  -----------
                                                                   10,228,718
                                                                  -----------
  Satellite Telecom -- 0.3%
    SES SA FDR...........................................  93,616   2,475,932
                                                                  -----------
  Savings & Loans/Thrifts -- 0.2%
    Hudson City Bancorp, Inc.#...........................  82,919   1,475,958
                                                                  -----------
  Schools -- 0.0%
    DeVry, Inc.#.........................................   1,342      76,561
    ITT Educational Services, Inc.+......................   3,427     248,903
    Strayer Education, Inc.#.............................     312      62,369
                                                                  -----------
                                                                      387,833
                                                                  -----------
  Semiconductor Components - Integrated Circuits -- 1.3%
    Linear Technology Corp.#............................. 303,800  11,170,726
    Taiwan Semiconductor Manufacturing Co., Ltd. ADR#+...  96,739   1,107,662
                                                                  -----------
                                                                   12,278,388
                                                                  -----------
  Semiconductor Equipment -- 0.1%
    ASML Holding NV NY SHR...............................  23,900     716,044
                                                                  -----------
  Soap & Cleaning Preparation -- 0.2%
    Reckitt Benckiser Group PLC..........................  29,147   1,717,107
                                                                  -----------
  Steel Pipe & Tube -- 0.6%
    Valmont Industries, Inc.#............................  53,300   6,120,972
                                                                  -----------
  Telecom Equipment - Fiber Optics -- 1.6%
    Ciena Corp.+.........................................  68,300   2,087,248
    Corning, Inc.#....................................... 446,612  12,210,372
    JDS Uniphase Corp.#+.................................  66,352     820,774
                                                                  -----------
                                                                   15,118,394
                                                                  -----------
  Telecom Services -- 0.1%
    Amdocs, Ltd.#+.......................................  21,800     704,358
                                                                  -----------
  Telecommunication Equipment -- 0.4%
    ADC Telecommunications, Inc.+........................ 257,800   4,057,772
                                                                  -----------
  Textile - Home Furnishings -- 0.3%
    Mohawk Industries, Inc.#+............................  41,900   3,145,852
                                                                  -----------
  Tobacco -- 0.1%
    Philip Morris International, Inc.+...................   4,454     234,548
    Universal Corp.#.....................................   6,603     327,575
                                                                  -----------
                                                                      562,123
                                                                  -----------
  Toys -- 0.2%
    Hasbro, Inc.#........................................   1,185      42,945
    Nintendo Co., Ltd....................................   3,763   2,070,328
                                                                  -----------
                                                                    2,113,273
                                                                  -----------
  Transport - Rail -- 0.7%
    CSX Corp.#...........................................  33,322   2,301,217
    Union Pacific Corp.#.................................  53,400   4,395,354
                                                                  -----------
                                                                    6,696,571
                                                                  -----------
  Veterinary Diagnostics -- 0.2%
    VCA Antech, Inc.+....................................  53,600   1,681,432
                                                                  -----------

AIG Retirement Company I Growth Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------



                                                             Shares/
                                                            Principal   Market Value
                  Security Description                       Amount       (Note 2)
------------------------------------------------------------------------------------
COMMON STOCK (continued)
Vitamins & Nutrition Products -- 0.0%
 Herbalife, Ltd.#.........................................        1,838 $     70,837
                                                                        ------------
Web Portals/ISP -- 0.9%
 Google, Inc., Class A+...................................       15,508    9,084,586
                                                                        ------------
Wireless Equipment -- 3.4%
 American Tower Corp., Class A+...........................      270,204   12,353,727
 QUALCOMM, Inc............................................      417,540   20,267,392
                                                                        ------------
                                                                          32,621,119
                                                                        ------------
Total Common Stock
   (cost $890,957,350)....................................               953,760,906
                                                                        ------------
PREFERRED STOCK -- 0.0%
Finance - Other Services -- 0.0%
 BM&F Bovespa SA (cost $100,894)..........................        9,930      104,724
                                                                        ------------
Total Long-Term Investment Securities
   (cost $891,058,244)....................................               953,865,630
                                                                        ------------
SHORT-TERM INVESTMENT SECURITIES -- 18.5%
Collective Investment Pool -- 18.0%
 Securities Lending Quality Trust(1)......................  173,154,106  173,154,106
                                                                        ------------
Time Deposits -- 0.5%
 Euro Time Deposit with State Street Bank & Trust
   Co. 0.50% due 06/02/08................................. $    449,000      449,000

                                                          Principal   Market Value
                 Security Description                      Amount       (Note 2)

------------------------------------------------------------------------------------
Time Deposits (continued)
  Euro Time Deposit with State Street Bank & Trust Co.
   0.85% due 06/02/08................................... $4,613,000  $    4,613,000
                                                                     --------------
                                                                          5,062,000
                                                                     --------------
Total Short-Term Investment Securities
   (cost $178,216,106)..................................                178,216,106
                                                                     --------------
TOTAL INVESTMENTS
   (cost $1,069,274,350)(2).............................      117.5%  1,132,081,736
Liabilities in excess of other assets...................      (17.5)   (168,714,135)
                                                         ----------  --------------
NET ASSETS --                                                 100.0% $  963,367,601
                                                         ==========  ==============

--------
#  The security or a portion thereof is out on loan (See Note 2)
+  Non-income producing security
(1)The security is purchased with the cash collateral received from securities loaned (see Note 2).
(2)See Note 5 for cost of investments on a tax basis.
(3)Fair valued security; see Note 2

ADR--American Depository Receipts
FDR--Fiduciary Depository Receipts
NY SHR--New York Shares
SRD--Swedish Depositary Receipts

           Open Forward Currency Contracts
           ----------------------------------------------------------
                                                            Gross
            Contract to    In Exchange      Delivery      Unrealized
              Deliver          For            Date       Appreciation
           ----------------------------------------------------------
           CHF  5,171,040 USD 4,985,336     06/30/08       $22,607
           DKK 33,377,040 USD 6,989,956     06/30/08        38,452
                                                           -------
           Net Unrealized Appreciation                     $61,059
                                                           =======

--------
Currency Legend

CHF--Swiss Franc
DKK--Danish Krone
USD--United States Dollar

See Notes to Financial Statements

AIG Retirement Company I Growth & Income Fund
PORTFOLIO PROFILE -- May 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

                Collective Investment Pool..............  11.6%
                Oil Companies -- Integrated.............   8.9
                Aerospace/Defense.......................   6.1
                Repurchase Agreements...................   5.8
                Finance -- Investment Banker/Broker.....   4.8
                Medical -- Drugs........................   4.8
                Investment Management/Advisor Services..   4.4
                Diversified Manufacturing Operations....   3.9
                Telephone -- Integrated.................   3.5
                Retail -- Apparel/Shoe..................   3.1
                Multimedia..............................   3.1
                Tobacco.................................   3.0
                Computers...............................   3.0
                Electric -- Integrated..................   3.0
                Electronic Components -- Semiconductors.   3.0
                Retail -- Discount......................   3.0
                Medical Products........................   2.6
                Medical -- HMO..........................   2.0
                Applications Software...................   1.8
                Networking Products.....................   1.6
                Wireless Equipment......................   1.6
                Banks -- Super Regional.................   1.6
                Non -- Hazardous Waste Disposal.........   1.6
                Oil -- Field Services...................   1.6
                Food -- Misc............................   1.5
                Electronic Components -- Misc...........   1.5
                Data Processing/Management..............   1.5
                Insurance -- Multi-line.................   1.5
                Beverages -- Non-alcoholic..............   1.5
                Transport -- Services...................   1.5
                Consumer Products -- Misc...............   1.5
                Banks -- Fiduciary......................   1.5
                Paper & Related Products................   1.5
                Brewery.................................   1.4
                Chemicals -- Diversified................   1.4
                Finance -- Mortgage Loan/Banker.........   1.3
                Cosmetics & Toiletries..................   1.3
                Telecom Equipment -- Fiber Optics.......   1.2
                Enterprise Software/Service.............   1.0
                Vitamins & Nutrition Products...........   1.0
                Medical -- Biomedical/Gene..............   1.0
                Metal -- Aluminum.......................   1.0
                                                         -----
                                                         113.5%
                                                         =====

*  Calculated as a percentage of net assets

AIG Retirement Company I Growth & Income Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008
--------------------------------------------------------------------------------


                                                             Market Value
                   Security Description               Shares   (Note 2)
      -------------------------------------------------------------------
      COMMON STOCK -- 96.1%
      Aerospace/Defense -- 6.1%
        Boeing Co.................................... 21,400  $1,771,278
        General Dynamics Corp........................ 23,800   2,193,170
        Lockheed Martin Corp.#....................... 19,000   2,079,360
        Raytheon Co.................................. 29,500   1,883,870
                                                              ----------
                                                               7,927,678
                                                              ----------
      Applications Software -- 1.8%
        Microsoft Corp............................... 84,000   2,378,880
                                                              ----------
      Banks - Fiduciary -- 1.5%
        The Bank of New York Mellon Corp............. 43,100   1,919,243
                                                              ----------
      Banks - Super Regional -- 1.6%
        Bank of America Corp......................... 60,800   2,067,808
                                                              ----------
      Beverages - Non - alcoholic -- 1.5%
        PepsiCo, Inc................................. 28,400   1,939,720
                                                              ----------
      Brewery -- 1.4%
        Anheuser - Busch Cos., Inc................... 32,100   1,844,466
                                                              ----------
      Chemicals - Diversified -- 1.4%
        E.I. du Pont de Nemours & Co.#............... 36,900   1,767,879
                                                              ----------
      Computers -- 3.0%
        Hewlett - Packard Co......................... 38,500   1,811,810
        International Business Machines Corp......... 16,000   2,070,880
                                                              ----------
                                                               3,882,690
                                                              ----------
      Computers - Memory Devices -- 0.0%
        Seagate Technology(1)(2)(3).................. 10,000           0
                                                              ----------
      Consumer Products - Misc. -- 1.5%
        Kimberly - Clark Corp........................ 30,100   1,920,380
                                                              ----------
      Cosmetics & Toiletries -- 1.3%
        Procter & Gamble Co.......................... 25,700   1,697,485
                                                              ----------
      Data Processing/Management -- 1.5%
        Fiserv, Inc.+................................ 37,300   1,953,028
                                                              ----------
      Diversified Manufacturing Operations -- 3.9%
        Eaton Corp................................... 22,000   2,126,960
        General Electric Co.......................... 94,200   2,893,824
                                                              ----------
                                                               5,020,784
                                                              ----------
      Electric - Integrated -- 3.0%
        FPL Group, Inc............................... 19,000   1,282,880
        Southern Co.................................. 35,600   1,288,720
        Xcel Energy, Inc............................. 61,200   1,304,172
                                                              ----------
                                                               3,875,772
                                                              ----------
      Electronic Components - Misc. -- 1.5%
        Tyco Electronics, Ltd........................ 48,700   1,953,844
                                                              ----------
      Electronic Components - Semiconductors -- 3.0%
        Intel Corp................................... 57,200   1,325,896
        MEMC Electronic Materials, Inc.+............. 18,600   1,277,076
        Microchip Technology, Inc.#.................. 34,500   1,270,980
                                                              ----------
                                                               3,873,952
                                                              ----------
      Enterprise Software/Service -- 1.0%
        Oracle Corp.+................................ 58,500   1,336,140
                                                              ----------
      Finance - Investment Banker/Broker -- 4.8%
        Citigroup, Inc............................... 91,200   1,996,368
        JPMorgan Chase & Co.......................... 40,600   1,745,800
        Morgan Stanley............................... 57,000   2,521,110
                                                              ----------
                                                               6,263,278
                                                              ----------
      Finance - Mortgage Loan/Banker -- 1.3%
        Federal National Mortgage Assoc.#............ 64,200   1,734,684
                                                              ----------

                                                              Market Value
                   Security Description               Shares    (Note 2)

      --------------------------------------------------------------------
      Food - Misc. -- 1.5%
        Kraft Foods, Inc., Class A...................  60,700 $ 1,971,536
                                                              -----------
      Insurance - Multi - line -- 1.5%
        Allstate Corp.#..............................  38,300   1,951,002
                                                              -----------
      Investment Management/Advisor Services -- 4.4%
        Ameriprise Financial, Inc....................  38,500   1,819,510
        Franklin Resources, Inc......................  19,400   1,963,668
        Invesco, Ltd.#...............................  70,200   1,953,666
                                                              -----------
                                                                5,736,844
                                                              -----------
      Medical Products -- 2.6%
        Johnson & Johnson............................  29,500   1,968,830
        Zimmer Holdings, Inc.+.......................  19,300   1,405,040
                                                              -----------
                                                                3,373,870
                                                              -----------
      Medical - Biomedical/Gene -- 1.0%
        Genzyme Corp.+...............................  18,500   1,266,510
                                                              -----------
      Medical - Drugs -- 4.8%
        Abbott Laboratories..........................  35,300   1,989,155
        Bristol - Myers Squibb Co....................  29,300     667,747
        Merck & Co., Inc.............................  31,000   1,207,760
        Pfizer, Inc..................................  86,500   1,674,640
        Wyeth........................................  14,600     649,262
                                                              -----------
                                                                6,188,564
                                                              -----------
      Medical - HMO -- 2.0%
        Aetna, Inc...................................  29,600   1,395,936
        UnitedHealth Group, Inc......................  36,600   1,252,086
                                                              -----------
                                                                2,648,022
                                                              -----------
      Metal - Aluminum -- 1.0%
        Alcoa, Inc...................................  30,500   1,237,995
                                                              -----------
      Multimedia -- 3.1%
        News Corp., Class A.......................... 106,400   1,909,880
        Time Warner, Inc.#........................... 129,800   2,061,224
                                                              -----------
                                                                3,971,104
                                                              -----------
      Networking Products -- 1.6%
        Cisco Systems, Inc.+.........................  80,100   2,140,272
                                                              -----------
      Non - Hazardous Waste Disposal -- 1.6%
        Waste Management, Inc.#......................  53,500   2,029,255
                                                              -----------
      Oil Companies - Integrated -- 8.9%
        Chevron Corp.................................  25,500   2,528,325
        ConocoPhillips...............................  29,100   2,709,210
        Exxon Mobil Corp.............................  34,900   3,097,724
        Marathon Oil Corp............................  63,200   3,247,848
                                                              -----------
                                                               11,583,107
                                                              -----------
      Oil - Field Services -- 1.6%
        BJ Services Co.#.............................  67,100   2,026,420
                                                              -----------
      Paper & Related Products -- 1.5%
        International Paper Co.#.....................  70,400   1,916,288
                                                              -----------
      Retail - Apparel/Shoe -- 3.1%
        American Eagle Outfitters, Inc.#............. 112,000   2,040,640
        Limited Brands, Inc.#........................ 103,400   2,003,892
                                                              -----------
                                                                4,044,532
                                                              -----------
      Retail - Discount -- 3.0%
        Family Dollar Stores, Inc.#..................  89,500   1,915,300
        Target Corp.#................................  36,300   1,936,968
                                                              -----------
                                                                3,852,268
                                                              -----------

AIG Retirement Company I Growth & Income Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                  Shares/
                                                 Principal   Market Value
               Security Description               Amount       (Note 2)
     ---------------------------------------------------------------------
     COMMON STOCK (continued)
     Telecom Equipment - Fiber Optics -- 1.2%
       Corning, Inc............................      56,200  $  1,536,508
                                                             ------------
     Telephone - Integrated -- 3.5%
       AT&T, Inc...............................      66,900     2,669,310
       Verizon Communications, Inc.............      49,800     1,915,806
                                                             ------------
                                                                4,585,116
                                                             ------------
     Tobacco -- 3.0%
       Altria Group, Inc.......................      58,200     1,295,532
       Philip Morris International, Inc.+......      49,200     2,590,872
                                                             ------------
                                                                3,886,404
                                                             ------------
     Transport - Services -- 1.5%
       United Parcel Service, Inc., Class B....      27,300     1,938,846
                                                             ------------
     Vitamins & Nutrition Products -- 1.0%
       NBTY, Inc.+.............................      39,600     1,293,336
                                                             ------------
     Wireless Equipment -- 1.6%
       QUALCOMM, Inc...........................      43,200     2,096,928
                                                             ------------
     Total Long-Term Investment Securities
        (cost $122,894,051)....................               124,632,438
                                                             ------------
     SHORT-TERM INVESTMENT SECURITIES -- 11.6%
     Collective Investment Pool -- 11.6%
       Securities Lending Quality Trust(4)
        (cost $15,068,405).....................  15,068,405    15,068,405
                                                             ------------
     REPURCHASE AGREEMENT -- 5.8%
       State Street Bank & Trust Co. Joint
        Repurchase Agreement
        (cost $7,465,000)(5)................... $ 7,465,000     7,465,000
                                                             ------------
     TOTAL INVESTMENTS
        (cost $145,427,456)(6).................       113.5%  147,165,843
     Liabilities in excess of other assets.....       (13.5)  (17,509,306)
                                                -----------  ------------
     NET ASSETS --                                    100.0% $129,656,537
                                                ===========  ============

--------
#  The security or a portion thereof is out on loan (See Note 2)
+  Non-income producing security
(1)Fair valued security; see Note 2
(2)Illiquid security
(3)To the extent permitted by the Statement of Additional Information, the Growth & Income Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2008, the Growth & Income Fund held the following restricted securities:

                                                            Market
                     Acquisition        Acquisition Market   Value      % of
        Name            Date     Shares    Cost     Value  Per Share Net Assets
 ------------------- ----------- ------ ----------- ------ --------- ----------
 Seagate Technology.  10/14/04   10,000     $0        $0     $0.00      0.00%
                                                      ==                ====

(4)The security is purchased with the cash collateral received from securities loaned (see Note 2).
(5)See Note 2 for details of Joint Repurchase Agreements.
(6)See Note 5 for cost of investments on a tax basis.

See Notes to Financial Statements

AIG Retirement Company I Health Sciences Fund
PORTFOLIO PROFILE -- May 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

                 Medical -- Biomedical/Gene.............  22.6%
                 Medical -- Drugs.......................  22.0
                 Medical Products.......................   8.1
                 Medical -- HMO.........................   8.1
                 Therapeutics...........................   7.7
                 Medical Instruments....................   5.1
                 Medical -- Generic Drugs...............   3.0
                 Pharmacy Services......................   2.9
                 Retail -- Drug Store...................   2.1
                 Agricultural Chemicals.................   1.7
                 Registered Investment Companies........   1.6
                 Optical Supplies.......................   1.5
                 Medical -- Hospitals...................   1.4
                 Medical Labs & Testing Services........   1.4
                 Diagnostic Equipment...................   1.2
                 Health Care Cost Containment...........   1.2
                 Dialysis Centers.......................   1.1
                 Insurance -- Multi-line................   0.9
                 Medical -- Wholesale Drug Distribution.   0.8
                 Instruments -- Scientific..............   0.8
                 Drug Delivery Systems..................   0.8
                 Insurance Brokers......................   0.8
                 Disposable Medical Products............   0.8
                 Dental Supplies & Equipment............   0.7
                 Hazardous Waste Disposal...............   0.5
                 Chemicals -- Diversified...............   0.5
                 Patient Monitoring Equipment...........   0.4
                 Retirement/Aged Care...................   0.4
                 Respiratory Products...................   0.3
                 Physicians Practice Management.........   0.3
                 Diagnostic Kits........................   0.3
                 Medical Information Systems............   0.3
                 Medical Imaging Systems................   0.3
                 Insurance -- Life/Health...............   0.2
                 Physical Therapy/Rehabilation Centers..   0.2
                 X-Ray Equipment........................   0.2
                 Chemicals -- Specialty.................   0.1
                 MRI/Medical Diagnostic Imaging.........   0.1
                                                         -----
                                                         102.4%
                                                         =====

*  Calculated as a percentage of net assets

AIG Retirement Company I Health Sciences Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008
--------------------------------------------------------------------------------


                                                            Market Value
                   Security Description             Shares    (Note 2)
        ----------------------------------------------------------------
        COMMON STOCK -- 100.8%
        Agricultural Chemicals -- 1.7%
          Monsanto Co..............................  25,600 $ 3,261,440
                                                            -----------
        Chemicals - Diversified -- 0.5%
          Bayer AG.................................  10,300     913,381
                                                            -----------
        Chemicals - Specialty -- 0.1%
          Symyx Technologies, Inc.+................  36,400     279,552
                                                            -----------
        Dental Supplies & Equipment -- 0.7%
          Dentsply International, Inc..............  31,600   1,281,064
                                                            -----------
        Diagnostic Equipment -- 1.2%
          Gen - Probe, Inc.+.......................  13,600     774,384
          Immucor, Inc.+...........................  57,233   1,535,561
                                                            -----------
                                                              2,309,945
                                                            -----------
        Diagnostic Kits -- 0.3%
          Idexx Laboratories, Inc.+................  12,000     606,000
                                                            -----------
        Dialysis Centers -- 1.1%
          DaVita, Inc.+............................  19,800   1,027,224
          Fresenius SE.............................  12,920   1,207,424
                                                            -----------
                                                              2,234,648
                                                            -----------
        Disposable Medical Products -- 0.8%
          C.R. Bard, Inc...........................  16,600   1,513,920
                                                            -----------
        Drug Delivery Systems -- 0.8%
          Alkermes, Inc.+.......................... 122,200   1,548,274
                                                            -----------
        Hazardous Waste Disposal -- 0.5%
          Stericycle, Inc.+........................  18,400   1,072,720
                                                            -----------
        Health Care Cost Containment -- 1.2%
          McKesson Corp............................  40,000   2,306,000
                                                            -----------
        Instruments - Scientific -- 0.8%
          Applera Corp. - Applied Biosystems Group.  18,800     653,488
          Waters Corp.+............................  15,900     978,168
                                                            -----------
                                                              1,631,656
                                                            -----------
        Insurance Brokers -- 0.8%
          eHealth, Inc.+...........................  36,300     904,959
          Tempo Participacoes SA+.................. 135,800     613,667
                                                            -----------
                                                              1,518,626
                                                            -----------
        Insurance - Life/Health -- 0.2%
          Universal American Financial Corp.+......  41,600     480,480
                                                            -----------
        Insurance - Multi-line -- 0.9%
          Assurant, Inc............................  27,400   1,864,022
                                                            -----------
        Medical Imaging Systems -- 0.3%
          Vital Images, Inc.+......................  31,900     492,855
                                                            -----------
        Medical Information Systems -- 0.3%
          Cerner Corp.+............................  12,800     580,736
                                                            -----------
        Medical Instruments -- 5.1%
          ArthroCare Corp.+........................  29,200   1,288,012
          Boston Scientific Corp.+.................   9,100     120,939
          Conceptus, Inc.+......................... 100,900   1,915,082
          Edwards Lifesciences Corp.+..............  16,400     946,444
          Intuitive Surgical, Inc.+................   3,500   1,027,565
          Medtronic, Inc...........................  32,600   1,651,842
          Micrus Endovascular Corp.+...............  18,200     205,842
          St. Jude Medical, Inc.+..................  55,700   2,269,775
          Stereotaxis, Inc.+....................... 115,500     608,685
                                                            -----------
                                                             10,034,186
                                                            -----------

                                                               Market Value
                  Security Description                 Shares    (Note 2)

    -----------------------------------------------------------------------
    Medical Labs & Testing Services -- 1.4%
      Covance, Inc.+..................................  23,700 $ 1,942,926
      Diagnosticos da America SA......................   9,000     240,701
      Laboratory Corp. of America Holdings+...........   8,400     619,836
                                                               -----------
                                                                 2,803,463
                                                               -----------
    Medical Products -- 8.1%
      Baxter International, Inc.......................  54,400   3,323,840
      Becton Dickinson & Co...........................   9,100     768,495
      Covidien, Ltd...................................  50,300   2,519,527
      Henry Schein, Inc.+.............................  40,700   2,267,804
      Johnson & Johnson...............................  10,300     687,422
      Nobel Biocare Holding AG........................  17,985     709,219
      Sonova Holding AG...............................     866      78,727
      Stryker Corp....................................  34,300   2,214,065
      TomoTherapy, Inc.+..............................  50,800     452,628
      Wright Medical Group, Inc.+.....................  26,600     789,754
      Zimmer Holdings, Inc.+..........................  31,400   2,285,920
                                                               -----------
                                                                16,097,401
                                                               -----------
    Medical - Biomedical/Gene -- 22.6%
      Acorda Therapeutics, Inc.+......................  28,000     603,680
      Alexion Pharmaceuticals, Inc.+..................  91,896   6,556,780
      AMAG Pharmaceuticals, Inc.+.....................   2,200      88,000
      Amgen, Inc.+....................................  35,200   1,549,856
      Basilea Pharmaceutica AG+.......................   2,461     394,327
      BioCryst Pharmaceuticals, Inc.+.................  56,700     166,698
      Biogen Idec, Inc.+..............................  11,300     709,075
      Celgene Corp.+..................................  44,140   2,686,360
      Cell Genesys, Inc.+.............................  35,300     124,962
      Charles River Laboratories International, Inc.+.  45,200   2,905,456
      Cougar Biotechnology, Inc.+.....................  58,000   1,567,160
      deCODE genetics, Inc.+..........................  80,700      93,612
      Dyadic International, Inc.+.....................  35,800      20,764
      Exelixis, Inc.+.................................  68,600     433,552
      Genentech, Inc.+................................  45,800   3,245,846
      Gilead Sciences, Inc.+.......................... 215,400  11,915,928
      Human Genome Sciences, Inc.+....................  53,500     314,580
      Illumina, Inc.+.................................  34,600   2,715,408
      Incyte Corp.+................................... 203,100   1,972,101
      Intercell AG+...................................     800      37,101
      InterMune, Inc.+................................   4,400      62,040
      Invitrogen Corp.+...............................   5,800     266,568
      Maxygen, Inc.+..................................  22,900     134,881
      Millipore Corp.+................................  13,400     973,510
      Myriad Genetics, Inc.+..........................   8,100     392,202
      Nanosphere, Inc.+...............................   2,300      22,080
      Orexigen Therapeutics, Inc.+....................  20,100     175,071
      Qiagen NV+......................................   6,800     135,388
      Regeneron Pharmaceuticals, Inc.+................  26,800     533,320
      Renovo Group PLC+............................... 445,100     255,693
      Seattle Genetics, Inc.+.........................  80,500     752,675
      Tercica, Inc.+..................................  86,100     366,786
      Vertex Pharmaceuticals, Inc.+...................  91,494   2,619,473
                                                               -----------
                                                                44,790,933
                                                               -----------
    Medical - Drugs -- 22.0%
      Abbott Laboratories.............................  20,200   1,138,270
      Acadia Pharmaceuticals, Inc.+...................  64,700     569,360
      Allergan, Inc...................................  24,200   1,394,404
      Array Biopharma, Inc.+..........................  14,900      92,678
      Biodel, Inc.+...................................  40,100     628,367
      Bristol - Myers Squibb Co.......................  35,800     815,882
      Cadence Pharmaceuticals, Inc.+..................  13,700      91,653

AIG Retirement Company I Health Sciences Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------



                                                                  Market Value
                  Security Description                    Shares    (Note 2)
 -----------------------------------------------------------------------------
 COMMON STOCK (continued)
 Medical - Drugs (continued)
   Cardiome Pharma Corp.+................................  18,200 $   168,896
   Cephalon, Inc.+.......................................  54,600   3,696,966
   Chugai Pharmaceutical Co., Ltd........................  75,300   1,177,857
   CombinatoRx, Inc......................................  41,315     150,800
   Cubist Pharmaceuticals, Inc.+.........................  67,300   1,282,738
   Elan Corp. PLC ADR+................................... 136,000   3,405,440
   Eli Lilly & Co........................................  21,100   1,015,754
   EPIX Pharmaceuticals, Inc.+...........................  46,600     102,054
   Forest Laboratories, Inc.+............................   4,600     165,186
   GlaxoSmithKline Pharmaceuticals, Ltd..................  20,400     547,636
   Infinity Pharmaceuticals, Inc.+.......................  35,950     264,232
   Ipsen SA..............................................  20,100   1,349,950
   MAP Pharmaceuticals, Inc.+............................   8,600     119,110
   Merck & Co., Inc......................................  84,500   3,292,120
   Merck KGaA............................................  14,184   1,993,952
   Novo - Nordisk A/S....................................  11,200     728,835
   OSI Pharmaceuticals, Inc.+............................  61,596   2,174,339
   Pharmasset, Inc.+.....................................  51,400     930,340
   PharMerica Corp.+.....................................  20,400     417,588
   Poniard Pharmaceuticals, Inc.+........................  58,026     229,783
   Rigel Pharmaceuticals, Inc.+..........................  20,000     466,800
   Roche Holding AG......................................  16,214   2,795,544
   Schering - Plough Corp................................ 108,300   2,209,320
   Sepracor, Inc.+.......................................  41,200     890,332
   Shire PLC ADR.........................................  30,600   1,577,736
   Shire, Ltd............................................  32,600     556,011
   Stada Arzneimittel AG.................................   6,810     446,565
   Takeda Pharmaceutical Co., Ltd........................   6,700     388,323
   UCB SA................................................  16,999     687,072
   Valeant Pharmaceuticals International+................  66,900   1,095,153
   Wyeth.................................................  61,697   2,743,665
   XenoPort, Inc.+.......................................  44,200   1,912,976
                                                                  -----------
                                                                   43,713,687
                                                                  -----------
 Medical - Generic Drugs -- 3.0%
   Barr Pharmaceuticals, Inc.+...........................  31,800   1,392,840
   Mylan, Inc............................................   5,000      66,750
   Sawai Pharmaceutical Co., Ltd.........................  12,500     519,351
   Simcere Pharmaceutical Group ADR+.....................  21,400     329,560
   Teva Pharmaceutical Industries, Ltd. ADR..............  61,882   2,829,864
   Towa Pharmaceutical Co., Ltd..........................  18,300     727,348
                                                                  -----------
                                                                    5,865,713
                                                                  -----------
 Medical - HMO -- 8.1%
   Aetna, Inc............................................  53,600   2,527,776
   AMERIGROUP Corp.+.....................................  55,600   1,535,116
   Centene Corp.+........................................  45,400     958,394
   CIGNA Corp............................................  52,700   2,139,620
   Coventry Health Care, Inc.+...........................  26,550   1,222,096
   Health Net, Inc.+.....................................  40,100   1,243,100
   Humana, Inc.+.........................................  41,100   2,098,155
   Medial Saude SA.......................................  62,100     708,242
   Triple - S Management Corp., Class B+.................  40,000     756,800
   WellPoint, Inc.+......................................  50,300   2,807,746
                                                                  -----------
                                                                   15,997,045
                                                                  -----------
 Medical - Hospitals -- 1.4%
   Bangkok Dusit Medical Service PCL (Foreign Shares)(1). 620,000     748,885
   Community Health Systems, Inc.+.......................  30,000   1,080,900
   LifePoint Hospitals, Inc.+............................  31,700   1,014,083
                                                                  -----------
                                                                    2,843,868
                                                                  -----------

                                                                  Market Value
                   Security Description                   Shares    (Note 2)

  ----------------------------------------------------------------------------
  Medical - Wholesale Drug Distribution -- 0.8%
    A&D Pharma Holding NV GDR............................  56,700 $   396,950
    Cardinal Health, Inc.................................  22,500   1,272,150
                                                                  -----------
                                                                    1,669,100
                                                                  -----------
  MRI/Medical Diagnostic Imaging -- 0.1%
    Nighthawk Radiology Holdings, Inc.+..................  11,100      84,693
    Virtual Radiologic Corp.+............................   9,900     100,980
                                                                  -----------
                                                                      185,673
                                                                  -----------
  Optical Supplies -- 1.5%
    Alcon, Inc...........................................  12,600   1,978,200
    Essilor International SA.............................  16,742   1,053,054
                                                                  -----------
                                                                    3,031,254
                                                                  -----------
  Patient Monitoring Equipment -- 0.4%
    Insulet Corp.+.......................................   7,000     114,100
    Masimo Corp.+........................................  11,100     383,616
    Mindray Medical International, Ltd., Class A ADR.....   8,900     372,910
                                                                  -----------
                                                                      870,626
                                                                  -----------
  Pharmacy Services -- 2.9%
    Express Scripts, Inc.+...............................  15,000   1,081,650
    HealthExtras, Inc.+..................................  36,200   1,131,250
    Medco Health Solutions, Inc.+........................  48,900   2,369,205
    Omnicare, Inc........................................   4,700     115,056
    Profarma Distribuidora de Productos Farmaceuticos SA.  66,600   1,095,327
                                                                  -----------
                                                                    5,792,488
                                                                  -----------
  Physical Therapy/Rehabilation Centers -- 0.2%
    Psychiatric Solutions, Inc.+.........................  13,000     474,110
                                                                  -----------
  Physicians Practice Management -- 0.3%
    Healthways, Inc.+....................................  19,000     613,700
                                                                  -----------
  Respiratory Products -- 0.3%
    ResMed, Inc.+........................................  16,100     634,179
                                                                  -----------
  Retail - Drug Store -- 2.1%
    China Nepstar Chain Drugstore, Ltd. ADR..............   7,000      80,780
    CVS Caremark Corp....................................  52,349   2,240,014
    Shoppers Drug Mart Corp..............................   9,900     555,480
    Walgreen Co..........................................  35,300   1,271,506
                                                                  -----------
                                                                    4,147,780
                                                                  -----------
  Retirement/Aged Care -- 0.4%
    Sunrise Senior Living, Inc.+.........................  28,600     757,328
                                                                  -----------
  Therapeutics -- 7.7%
    Alexza Pharmaceuticals, Inc.+........................  29,100     148,992
    Allos Therapeutics, Inc.+............................  52,777     334,606
    Altus Pharmaceuticals, Inc.+.........................  38,900     166,881
    Amylin Pharmaceuticals, Inc.+........................  37,800   1,200,906
    BioMarin Pharmaceuticals, Inc.+...................... 120,600   4,603,302
    CV Therapeutics, Inc.+...............................  20,800     183,664
    ImClone Systems, Inc.+...............................  33,400   1,455,572
    Medarex, Inc.+.......................................   7,700      67,067
    Neurocrine Biosciences, Inc.+........................  57,900     285,447
    Onyx Pharmaceuticals, Inc.+..........................  63,100   2,229,954
    Progenics Pharmaceuticals, Inc.+.....................   4,800      78,624
    The Medicines Co.+................................... 133,700   2,446,710
    Theravance, Inc.+....................................  46,500     629,145
    Transition Therapeutics, Inc.........................   4,522      53,020
    United Therapeutics Corp.+...........................   8,800     840,488
    Warner Chilcott, Ltd., Class A+......................  28,000     486,640
                                                                  -----------
                                                                   15,211,018
                                                                  -----------

AIG Retirement Company I Health Sciences Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------



                                                               Market Value
                   Security Description                 Shares   (Note 2)
     ----------------------------------------------------------------------
     COMMON STOCK (continued)
     Transactional Software -- 0.0%
       SXC Health Solutions Corp.+.....................  4,928 $     80,278
                                                               ------------
     X - Ray Equipment -- 0.2%
       Hologic, Inc.+.................................. 17,184      412,933
                                                               ------------
     Total Common Stock
        (cost $185,017,910)............................         199,922,082
                                                               ------------
     OPTIONS - PURCHASED -- 0.0%
     Medical - Biomedical/Gene -- 0.0%
       Acorda Therapeutics, Inc. Jun 08
        (Strike Price $20).............................     30       12,000
       Myriad Genetics, Inc. Jun 08
        (Strike Price $50).............................     23        8,970
       Myriad Genetics, Inc. Jun 08
        (Strike Price $60).............................     23        5,175
                                                               ------------
     Total Options - Purchased
        (cost $24,622).................................              26,145
                                                               ------------
     WARRANTS -- 0.0%
     Medical - Biomedical/Gene -- 0.0%
       Dyadic International, Inc. Expires 05/30/10
        (Strike price $6.33)+(1)(2)(3).................  4,560            0
                                                               ------------
     Medical - Drugs -- 0.0%
       Poniard Pharmaceuticals, Inc. Expires 01/31/11
        (Strike price $0.77)+(1)(2)(3)................. 67,560            0
       Poniard Pharmaceuticals, Inc. Expires 12/03/08
        (Strike price $6.00)+(1)(2)(3).................  2,000            0
                                                               ------------
     Therapeutics -- 0.0%
       Favrille, Inc. Expires 03/07/11
        (Strike price $5.25)+(1)(2)(3)................. 15,435            0
       MannKind Corp. Expires 08/05/10
        (Strike price $12.23)+(1)(2)(3)................ 15,000            0
                                                               ------------
     Total Warrants
        (cost $2,304)..................................                   0
                                                               ------------
     Total Long-Term Investment Securities
        (cost $185,044,837)............................         199,948,227
                                                               ------------

                                                            Market Value
                Security Description               Shares     (Note 2)

      -------------------------------------------------------------------
      SHORT-TERM INVESTMENT SECURITIES -- 1.6%
      Registered Investment Company -- 1.6%
        T. Rowe Price Reserve Investment Fund
         (cost $3,160,084)...................... 3,160,084  $  3,160,084
                                                            ------------
      TOTAL INVESTMENTS
         (cost $188,204,921)(4).................     102.4%  203,108,311
      Liabilities in excess of other assets.....      (2.4)   (4,739,998)
                                                 ---------  ------------
      NET ASSETS --                                  100.0% $198,368,313
                                                 =========  ============

--------
+  Non-income producing security
(1)Fair valued security; see Note 2
(2)To the extent permitted by the Statement of Additional Information, the Health Sciences Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2008, the Health Sciences Fund held the following restricted securities:

                                                                       Market
                            Acquisition Principal/ Acquisition Market   Value      % of
           Name                Date       Shares      Cost     Value  Per Share Net Assets
--------------------------- ----------- ---------- ----------- ------ --------- ----------
Dyadic International, Inc.
 (Warrant) Expires
 05/30/10;
 Strike price $6.33........ 12/01/2006     4,560     $    0      $0      $0        0.00%
Favrille, Inc. (Warrant)
 Expires 03/07/11;
 Strike price $5.25........ 03/09/2006    15,435      1,929       0       0        0.00%
MannKind Corp. (Warrant)
 Expires 08/05/10;
 Strike price $12.23....... 08/05/2005    15,000        375       0       0        0.00%
Poniard Pharmaceuticals,
 Inc. (Warrant) Expires
 12/03/08;
 Strike price $6.00........ 12/05/2003     2,000          0       0       0        0.00%
Poniard Pharmaceuticals,
 Inc. (Warrant) Expires
 01/31/11;
 Strike price $0.77........ 02/01/2006     5,994          0
                            04/26/2006    61,566          0
                                          ------     ------
                                          67,560          0       0       0        0.00%
                                          ------     ------      --                ----
                                                                 $0                0.00%
                                                                 ==                ====

(3)Illiquid security
(4)See Note 5 for cost of investments on a tax basis.

ADR--American Depository Receipt
GDR--Global Depository Receipt

AIG Retirement Company I Health Sciences Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


Open call option contracts written at May 31, 2008 for the Health Sciences Fund were as follows:
---------------------------------------------------------------------------------------------------------------
                                                                                                   Unrealized
                                      Expiration              Number of Premiums Market Value at  Appreciation
Issue                                    Date    Strike Price Contracts Received  May 31, 2008   (Depreciation)
---------------------------------------------------------------------------------------------------------------
Abbott Laboratories..................   Jan-09     $ 60.00        17    $ 4,301      $ 4,930        $   (629)
Alcon, Inc...........................   Jan-09      170.00        14     13,757       12,880             877
Alexion Pharmaceuticals, Inc.........   Jun-08       70.00        89     18,108       29,370         (11,262)
Alexion Pharmaceuticals, Inc.........   Jun-08       75.00        67      8,784        6,700           2,084
Alexion Pharmaceuticals, Inc.........   Jun-08       80.00       106     22,063        1,590          20,473
Alexion Pharmaceuticals, Inc.........   Aug-08       75.00        45     12,275       20,250          (7,975)
Alexion Pharmaceuticals, Inc.........   Aug-08       80.00        64     25,853       16,640           9,213
Alexion Pharmaceuticals, Inc.........   Jan-09       80.00        67     30,050       39,530          (9,480)
Allergan, Inc........................   Jul-08       60.00        45      8,913        6,750           2,163
Allergan, Inc........................   Jul-08       65.00        30      7,347          900           6,447
Allergan, Inc........................   Jan-09       70.00        54     10,869        8,100           2,769
AMAG Pharmaceuticals, Inc............   Aug-08       45.00        17      6,749        3,655           3,094
Amgen, Inc...........................   Jan-09       50.00        82     34,440       16,646          17,794
Amgen, Inc...........................   Jan-09       60.00        94     20,481        4,230          16,251
Amylin Pharmaceuticals, Inc..........   Jul-08       35.00        97     25,899       11,640          14,259
Assurant, Inc........................   Jan-09       70.00       109     34,581       64,310         (29,729)
Barr Pharmaceuticals, Inc............   Aug-08       55.00        46      6,666          920           5,746
Baxter International, Inc............   Aug-08       65.00        23      4,646        2,415           2,231
Baxter International, Inc............   Jan-09       70.00        50      8,350        7,750             600
Biogen Idec, Inc.....................   Jul-08       60.00        31     15,848       14,570           1,278
Cardinal Health, Inc.................   Jun-08       55.00        45      5,341       10,350          (5,009)
Cardinal Health, Inc.................   Sep-08       60.00         9      2,700        1,620           1,080
Cardinal Health, Inc.................   Jan-09       70.00        41      7,052        2,460           4,592
Celgene Corp.........................   Jul-08       60.00        19      5,358        7,600          (2,242)
Celgene Corp.........................   Jul-08       65.00        24      7,368        4,320           3,048
Celgene Corp.........................   Jul-08       70.00        23      3,611        1,610           2,001
Celgene Corp.........................   Jul-08       75.00        73     28,980        2,190          26,790
Celgene Corp.........................   Oct-08       70.00        23      4,689        5,980          (1,291)
Celgene Corp.........................   Jan-09       70.00        48     19,056       23,040          (3,984)
Celgene Corp.........................   Jan-09       75.00        46     19,182       15,640           3,542
Centene Corp.........................   Sep-08       22.50        75      7,853       13,125          (5,272)
Centene Corp.........................   Dec-08       25.00        45      5,780        7,425          (1,645)
Cephalon, Inc........................   Aug-08       70.00        22      4,062        5,610          (1,548)
Cerner Corp..........................   Sep-08       50.00        46      9,062        8,280             782
CIGNA Corp...........................   Jan-09       60.00        45     12,169        1,350          10,819
Community Health Systems, Inc........   Sep-08       35.00        52     11,284       17,680          (6,396)
Conceptus, Inc.......................   Nov-08       20.00        46      8,109        8,740            (631)
Covance, Inc.........................   Jan-09       90.00        35     17,745       16,450           1,295
CVS Caremark Corp....................   Jan-09       45.00        67     13,111       18,090          (4,979)
DaVita, Inc..........................   Jan-09       60.00        35      6,207        5,600             607
Dentsply International, Inc..........   Jan-09       45.00        45      6,845        9,000          (2,155)
Edwards Lifesciences Corp............   Nov-08       50.00        23      5,336       22,080         (16,744)
Edwards Lifesciences Corp............   Jan-09       60.00        47      9,259       19,740         (10,481)
Elan Corp. PLC ADR...................   Jul-08       35.00        53      7,816        7,685             131
Eli Lilly & Co.......................   Jul-08       55.00        35      3,097          700           2,397
Express Scripts, Inc.................   Jan-09       85.00        22      6,847        7,040            (193)
Gilead Sciences, Inc.................   Aug-08       52.50        31      4,747       14,880         (10,133)
Gilead Sciences, Inc.................   Aug-08       57.50        14      2,478        2,870            (392)
Gilead Sciences, Inc.................   Nov-08       60.00        88     16,896       25,960          (9,064)
Gilead Sciences, Inc.................   Jan-09       60.00        45     15,049       17,550          (2,501)
Henry Schein, Inc....................   Jan-09       70.00        20      4,740        1,400           3,340
Humana, Inc..........................   Aug-08       55.00        22      5,290        5,390            (100)
Humana, Inc..........................   Jan-09       60.00        28      6,356        9,520          (3,164)
ImClone Systems, Inc.................   Aug-08       45.00        45     15,186       13,500           1,686
ImClone Systems, Inc.................   Jan-09       50.00        23      8,017        8,050             (33)
ImClone Systems, Inc.................   Jan-09       60.00        67     15,311        8,040           7,271
Intuitive Surgical, Inc..............   Jul-08      370.00        17     42,091        3,060          39,031
Intuitive Surgical, Inc..............   Jan-09      400.00        18     76,537       30,240          46,297
Invitrogen Corp......................   Aug-08       50.00        36      5,404        4,500             904
Laboratory Corp. of America Holdings.   Jan-09       90.00        67     20,904        6,030          14,874
LifePoint Hospitals, Inc.............   Aug-08       30.00        50      6,600       16,500          (9,900)
McKesson Corp........................   Jan-09       60.00         9      3,033        3,780            (747)
Medco Health Solutions, Inc..........   Jan-09       60.00        67     14,426       10,385           4,041
Medtronic, Inc.......................   Aug-08       52.50        68      8,354        8,840            (486)
Medtronic, Inc.......................   Jan-09       55.00        94     14,758       20,680          (5,922)
Merck & Co., Inc.....................   Oct-08       45.00        71      7,419        4,970           2,449

AIG Retirement Company I Health Sciences Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                 Unrealized
                                                  Expiration              Number of  Premiums  Market Value at  Appreciation
Issue                                                Date    Strike Price Contracts  Received   May 31, 2008   (Depreciation)
-----------------------------------------------------------------------------------------------------------------------------
Mindray Medical International, Ltd., Class A ADR.   Oct-08     $ 40.00         33   $    7,656    $ 21,450        $(13,794)
Monsanto Co......................................   Jul-08      135.00         43       20,019      23,220          (3,201)
Monsanto Co......................................   Jul-08      150.00         21       10,647       3,570           7,077
Monsanto Co......................................   Jan-09      150.00         45       40,897      51,750         (10,853)
Nighthawk Radiology Holdings, Inc................   Jun-08       22.50         97        9,143         970           8,173
Onyx Pharmaceuticals, Inc........................   Jun-08       40.00         84       14,028       2,940          11,088
Onyx Pharmaceuticals, Inc........................   Jan-09       50.00         32        8,936       5,280           3,656
Psychiatric Solutions, Inc.......................   Sep-08       35.00         28        7,284      11,200          (3,916)
Qiagen NV........................................   Nov-08       22.50         68       13,941       8,840           5,101
ResMed, Inc......................................   Oct-08       45.00         46        5,690       4,830             860
ResMed, Inc......................................   Oct-08       50.00         15        3,255         450           2,805
St. Jude Medical, Inc............................   Jan-09       50.00         23        5,681       2,415           3,266
Stereotaxis, Inc.................................   Jun-08       17.50         49        8,558         245           8,313
Stryker Corp.....................................   Jun-08       65.00         23        4,416       2,760           1,656
Teva Pharmaceutical Industries, Ltd. ADR.........   Jan-09       50.00         69       10,649      12,765          (2,116)
Teva Pharmaceutical Industries, Ltd. ADR.........   Jan-09       55.00        116       18,062       6,380          11,682
United Therapeutics Corp.........................   Aug-08      100.00         18        8,877       9,540            (663)
United Therapeutics Corp.........................   Nov-08      110.00         20       19,221      23,000          (3,779)
Vertex Pharmaceuticals, Inc......................   Jun-08       25.00         45       11,340      18,000          (6,660)
Vertex Pharmaceuticals, Inc......................   Jan-09       40.00         43        7,421       7,955            (534)
Walgreen Co......................................   Jan-09       45.00         89       10,858       3,560           7,298
WellPoint, Inc...................................   Jan-09       60.00         51       12,087      21,420          (9,333)
XenoPort, Inc....................................   Sep-08       75.00         22        8,514         550           7,964
Zimmer Holdings, Inc.............................   Jun-08       80.00         48       10,054       1,200           8,854
Zimmer Holdings, Inc.............................   Jan-09       80.00         34       11,458      13,260          (1,802)
                                                                            -----   ----------    --------        --------
                                                                            4,233   $1,140,187    $990,876        $149,311
                                                                            =====   ==========    ========        ========

Open put option contracts written at May 31, 2008 for the Health Sciences Fund were as follows:
--------------------------------------------------------------------------------------------------------------------
                                                                                                        Unrealized
                                           Expiration              Number of Premiums Market Value at  Appreciation
Issue                                         Date    Strike Price Contracts Received  May 31, 2008   (Depreciation)
--------------------------------------------------------------------------------------------------------------------
Abbott Laboratories.......................   Jan-09     $ 60.00       19     $15,143      $12,160        $  2,983
Abbott Laboratories.......................   Jan-10       60.00        9       8,523        8,280             243
Aetna, Inc................................   Jan-09       50.00       22      18,194       13,420           4,774
Aetna, Inc................................   Jan-09       55.00       26      15,350       24,440          (9,090)
Aetna, Inc................................   Jan-09       60.00       18      17,194       16,920             274
Alcon, Inc................................   Jan-09      140.00       29      48,762       20,010          28,752
Alexion Pharmaceuticals, Inc..............   Jun-08       70.00       22       5,994        3,520           2,474
Alexion Pharmaceuticals, Inc..............   Aug-08       65.00       30      29,689        9,600          20,089
Alexion Pharmaceuticals, Inc..............   Jan-09       50.00        9       7,173        1,845           5,328
Alexion Pharmaceuticals, Inc..............   Jan-09       65.00       13      16,611        7,670           8,941
Alkermes, Inc.............................   Jan-09       17.50       19       8,493        9,690          (1,197)
Alkermes, Inc.............................   Jan-09       20.00       16      11,207       12,320          (1,113)
Allergan, Inc.............................   Jan-09       55.00        9       5,373        3,420           1,953
Allergan, Inc.............................   Jan-09       60.00       22      19,734       13,420           6,314
Allergan, Inc.............................   Jan-09       65.00       27      18,819       24,840          (6,021)
AMERIGROUP Corp...........................   Jan-09       25.00       26       8,899        7,020           1,879
Amgen, Inc................................   Jan-09       35.00        7       2,149          735           1,414
Amylin Pharmaceuticals, Inc...............   Jul-08       35.00       15       5,505        6,450            (945)
Amylin Pharmaceuticals, Inc...............   Jan-09       30.00       18       8,946        6,840           2,106
Amylin Pharmaceuticals, Inc...............   Jan-09       35.00       13       7,001        8,320          (1,319)
Amylin Pharmaceuticals, Inc...............   Jan-09       40.00       13      10,761       12,740          (1,979)
Applera Corp. -- Applied Biosystems Group.   Jan-09       30.00        1         297          135             162
ArthroCare Corp...........................   Jun-08       55.00       35      26,216       40,950         (14,734)
ArthroCare Corp...........................   Jun-08       60.00       35      37,039       58,100         (21,061)
Assurant, Inc.............................   Jan-09       70.00       73      73,186       51,100          22,086
Atrazeneca Group PLC Sponsered ADR........   Jan-09       40.00       36      16,632        9,360           7,272
Barr Phamaceuticals, Inc..................   Nov-08       50.00       28       9,296       21,000         (11,704)
Baxter International, Inc.................   Aug-08       60.00       18       6,426        3,600           2,826
Baxter International, Inc.................   Aug-08       65.00        7       5,719        3,290           2,429
Baxter International, Inc.................   Jan-09       65.00       36      31,812       23,760           8,052
Baxter International, Inc.................   Jan-09       70.00       32      30,851       32,000          (1,149)
Baxter International, Inc.................   Jan-10       70.00        9      10,563       10,710            (147)
Biogen Idec, Inc..........................   Jul-08       55.00        3       1,521          150           1,371
Biogen Idec, Inc..........................   Jul-08       65.00       19       9,452        7,600           1,852
Biogen Idec, Inc..........................   Jan-09       55.00       24      16,968        7,920           9,048

AIG Retirement Company I Health Sciences Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                                                                             Unrealized
                                                Expiration              Number of Premiums Market Value at  Appreciation
                    Issue                          Date    Strike Price Contracts Received  May 31, 2008   (Depreciation)
-------------------------------------------------------------------------------------------------------------------------
BioMarin Pharmaceuticals, Inc..................   Jan-09     $ 25.00        48    $24,527      $ 3,840        $20,687
BioMarin Pharmaceuticals, Inc..................   Jan-09       35.00         7      5,837        2,660          3,177
BioMarin Pharmaceuticals, Inc..................   Jan-09       40.00        35     31,577       22,400          9,177
BioMarin Pharmaceuticals, Inc..................   Jan-09       45.00        19     16,893       17,860           (967)
BioMarin Pharmaceuticals, Inc..................   Jan-09       50.00         4      4,872        5,240           (368)
Boston Scientific Corp.........................   Jan-09       12.50        29      6,003        3,770          2,233
Boston Scientific Corp.........................   Jan-09       15.00       100     30,200       25,500          4,700
C.R. Bard, Inc.................................   Jan-09       80.00        15     10,005        4,050          5,955
C.R. Bard, Inc.................................   Jan-09      100.00         8      9,376        9,440            (64)
Cardinal Health, Inc...........................   Sep-08       60.00        27     10,788       13,500         (2,712)
Cardinal Health, Inc...........................   Jan-09       70.00        17     18,309       23,970         (5,661)
Celgene Corp...................................   Jul-08       55.00        11      9,077        1,375          7,702
Celgene Corp...................................   Jul-08       60.00         9      7,547        2,565          4,982
Celgene Corp...................................   Jan-09       50.00        19     19,583        6,270         13,313
Celgene Corp...................................   Jan-09       70.00        21     32,646       27,090          5,556
Cephalon, Inc..................................   Jan-09       60.00         4      2,788        1,240          1,548
Cephalon, Inc..................................   Jan-09       70.00        30     19,848       21,300         (1,452)
Cephalon, Inc..................................   Jan-09       80.00        30     33,993       40,800         (6,807)
Cerner Corp....................................   Jan-09       60.00        12     10,764       18,600         (7,836)
Charles River Laboratories International, Inc..   Jan-09       65.00        10      5,570        5,300            270
Charles River Laboratories International, Inc..   Jan-09       70.00        18     15,504       14,580            924
CIGNA Corp.....................................   Jan-09       40.00        17      9,171        6,290          2,881
CIGNA Corp.....................................   Jan-09       50.00        23     20,135       23,230         (3,095)
CIGNA Corp.....................................   Jan-09       55.00        15     12,405       22,050         (9,645)
Community Health Systems, Inc..................   Sep-08       35.00        37     14,319        7,955          6,364
Community Health Systems, Inc..................   Sep-08       40.00        46     21,443       23,000         (1,557)
Community Health Systems, Inc..................   Jan-09       35.00        10      5,202        3,500          1,702
Covance, Inc...................................   Aug-08       80.00         9      3,033        3,510           (477)
Covance, Inc...................................   Jan-09       80.00        25     18,425       16,000          2,425
Covance, Inc...................................   Jan-09       90.00        13     11,931       15,600         (3,669)
Coventry Health Care, Inc......................   Jan-09       50.00         8      6,746        5,360          1,386
Covidien, Ltd..................................   Jul-08       40.00        15      4,980          150          4,830
Covidien, Ltd..................................   Jul-08       45.00        10      4,062          300          3,762
Covidien, Ltd..................................   Oct-08       50.00        13      6,851        3,770          3,081
Cunist Pharmaceuticals, Inc....................   Jan-09       20.00        40     14,164       12,000          2,164
CVS Caremark Corp..............................   Jan-09       40.00        27     11,947        5,670          6,277
CVS Caremark Corp..............................   Jan-09       45.00        62     38,063       27,280         10,783
DaVita, Inc....................................   Jan-09       50.00        13      7,581        4,290          3,291
Elan Corp. PLC ADR.............................   Jan-09       22.50        48     24,816       19,680          5,136
Eli Lilly & Co.................................   Jul-08       50.00        27      8,559        7,560            999
Eli Lilly & Co.................................   Jan-09       50.00        27     13,419       13,770           (351)
Express Scripts, Inc...........................   Jan-09       65.00        29     26,746       12,180         14,566
Express Scripts, Inc...........................   Jan-09       70.00        21     23,037       12,810         10,227
Express Scripts, Inc...........................   Jan-09       75.00        22     17,974       18,920           (946)
Forest Laboratories, Inc.......................   Jan-10       40.00         3      2,314        2,250             64
Genentech, Inc.................................   Jun-08       75.00        23      8,108       11,500         (3,392)
Genentech, Inc.................................   Jan-09       70.00        19     15,407       10,830          4,577
Genentech, Inc.................................   Jan-09       75.00        23     19,136       19,320           (184)
Gen-Probe, Inc.................................   Jan-09       50.00        22     11,955        5,940          6,015
Genzyme Corp...................................   Jan-09       75.00        13     10,781       13,130         (2,349)
Gilead Sciences, Inc...........................   Aug-08       45.00        35     16,045        1,050         14,995
Gilead Sciences, Inc...........................   Aug-08       47.50        22     11,814        1,320         10,494
Gilead Sciences, Inc...........................   Aug-08       52.50        25     15,945        4,250         11,695
Gilead Sciences, Inc...........................   Nov-08       55.00        26     15,057       11,180          3,877
Gilead Sciences, Inc...........................   Nov-08       60.00        55     44,342       38,500          5,842
Gilead Sciences, Inc...........................   Jan-09       42.50        10      7,170        1,200          5,970
Gilead Sciences, Inc...........................   Jan-09       45.00        27     14,729        4,590         10,139
Gilead Sciences, Inc...........................   Jan-09       47.50        13      9,641        2,990          6,651
Gilead Sciences, Inc...........................   Jan-09       52.50        29     24,173       11,600         12,573
Gilead Sciences, Inc...........................   Jan-09       55.00        37     36,223       18,500         17,723
Gilead Sciences, Inc...........................   Jan-09       60.00        48     49,810       36,960         12,850
Gilead Sciences, Inc...........................   Jan-10       60.00        18     22,646       18,720          3,926
Health Net, Inc................................   Jan-09       35.00        18     11,646       10,260          1,386
HealthExtras, Inc..............................   Dec-08       30.00         9      2,183        2,610           (427)
Healthways, Inc................................   Jan-09       30.00        41     20,437       14,350          6,087
Healthways, Inc................................   Jan-09       35.00        32     19,832       20,480           (648)
Henry Schein, Inc..............................   Jul-08       55.00         9      2,133        1,485            648

AIG Retirement Company I Health Sciences Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
                                                                                                       Unrealized
                                          Expiration              Number of Premiums Market Value at  Appreciation
Issue                                        Date    Strike Price Contracts Received  May 31, 2008   (Depreciation)
-------------------------------------------------------------------------------------------------------------------
Henry Schein, Inc........................   Jan-09     $ 60.00        34    $ 21,818    $ 22,780        $   (962)
Hologic, Inc.............................   Jan-09       22.50        21       5,974       5,145             829
Hologic, Inc.............................   Jan-09       25.00        21      11,067       7,560           3,507
Humana, Inc..............................   Jan-09       55.00        34      35,798      28,220           7,578
Humana, Inc..............................   Jan-09       70.00        18      16,176      35,460         (19,284)
Humana, Inc..............................   Jan-09       80.00        10      15,043      30,000         (14,957)
Idexx Laboratories, Inc..................   Jan-09       60.00        26      15,901      28,340         (12,439)
Illumina, Inc............................   Jan-09       70.00        53      56,719      34,450          22,269
Illumina, Inc............................   Jan-09       75.00         9      12,343       7,740           4,603
Illumina, Inc............................   Jan-09       80.00         9      15,033       9,900           5,133
ImClone Systems, Inc.....................   Aug-08       40.00        14       3,752       2,660           1,092
ImClone Systems, Inc.....................   Jan-09       40.00        19      15,174       7,600           7,574
ImClone Systems, Inc.....................   Jan-10       50.00         9      11,313      10,710             603
Immucor, Inc.............................   Jan-09       20.00        16       5,138       2,000           3,138
Immucor, Inc.............................   Jan-09       30.00        19       7,129      10,830          (3,701)
Immucor, Inc.............................   Jan-09       35.00        28      18,232      25,760          (7,528)
InterMune, Inc...........................   Jan-09       25.00       130     175,356     176,800          (1,444)
Invitrogen Corp..........................   Aug-08       45.00        12       2,382       2,382               0
Laboratory Corp. of America Holdings.....   Jan-09       85.00        13      11,681      16,640          (4,959)
LifePoint Hospitals, Inc.................   Aug-08       30.00        45      15,795       4,725          11,070
McKesson Corp............................   Jan-09       60.00        23      17,871      14,030           3,841
Medco Health Solutions, Inc..............   Jan-09       45.00        15       9,138       4,800           4,338
Medco Health Solutions, Inc..............   Jan-09       50.00        45      35,977      24,300          11,677
Medco Health Solutions, Inc..............   Jan-09       55.00        44      35,575      37,400          (1,825)
Medco Health Solutions, Inc..............   Jan-10       55.00        22      25,614      24,420           1,194
Merck & Co., Inc.........................   Jul-08       65.00         6       5,262      15,900         (10,638)
Merck & Co., Inc.........................   Jan-09       40.00        27      14,499      12,150           2,349
Merck & Co., Inc.........................   Jan-09       50.00        56      47,381      67,760         (20,379)
Millennium Pharmaceuticals, Inc..........   Jan-09       15.00        95      23,227         475          22,752
Millennium Pharmaceuticals, Inc..........   Jan-09       20.00        29      15,283         435          14,848
Millipore Corp...........................   Jan-09       80.00        24      21,287      24,000          (2,713)
Monsanto Co..............................   Jul-08      100.00         8       8,791         760           8,031
Monsanto Co..............................   Jul-08      120.00        17      21,166       8,840          12,326
Monsanto Co..............................   Jan-09       80.00        34      42,217       9,690          32,527
Monsanto Co..............................   Jan-09      125.00        52     136,898      89,960          46,938
Monsanto Co..............................   Jan-09      130.00        65     201,798     129,350          72,448
Onyx Pharmaceuticals, Inc................   Jun-08       40.00        21       9,387      10,710          (1,323)
Onyx Pharmaceuticals, Inc................   Jan-09       30.00        29      28,332       8,700          19,632
Onyx Pharmaceuticals, Inc................   Jan-09       35.00        29      31,552      15,370          16,182
Onyx Pharmaceuticals, Inc................   Jan-09       45.00        48      63,092      57,120           5,972
Onyx Pharmaceuticals, Inc................   Jan-09       50.00        31      48,697      49,600            (903)
Onyx Pharmaceuticals, Inc................   Jan-09       60.00        14      28,927      35,560          (6,633)
OSI Pharmaceuticals, Inc.................   Jan-09       30.00        29      14,838      10,440           4,398
Pfizer, Inc..............................   Jan-09       25.00        48      11,434      29,520         (18,086)
Schering-Plough Corp.....................   Jan-09       30.00        42      23,750      41,580         (17,830)
Schering-Plough Corp.....................   Jan-09       35.00        13      14,051      19,240          (5,189)
Schering-Plough Corp.....................   Jan-10       15.00        27      10,186       4,050           6,136
Sepracor, Inc............................   Jan-09       22.50        22       8,756       8,360             396
St. Jude Medical, Inc....................   Jan-09       40.00        24      11,371       7,680           3,691
Stereotaxis, Inc.........................   Jun-08       10.00         2         614       1,000            (386)
Stryker Corp.............................   Jun-08       65.00        17       5,658       2,635           3,023
Stryker Corp.............................   Jan-09       65.00        22      11,832      11,440             392
Stryker Corp.............................   Jan-09       70.00        12       8,964       9,600            (636)
Stryker Corp.............................   Jan-09       75.00        56      48,430      64,960         (16,530)
Stryker Corp.............................   Jan-10       70.00         9      10,323       9,630             693
Teva Pharmaceutical Industries, Ltd. ADR.   Jan-09       50.00        34      21,658      19,040           2,618
Teva Pharmaceutical Industries, Ltd. ADR.   Jan-09       55.00         8       6,376       7,520          (1,144)
The Medicines Co.........................   Jul-08       20.00        48      16,441      11,280           5,161
The Medicines Co.........................   Oct-08       25.00        54      32,103      38,340          (6,237)
UnitedHealth Group, Inc..................   Jan-09       35.00        35      14,875      12,950           1,925
UnitedHealth Group, Inc..................   Jan-09       40.00         9       6,003       6,120            (117)
UnitedHealth Group, Inc..................   Jan-09       45.00        45      23,535      49,950         (26,415)
Universal American Financial Corp........   Jan-09       12.50        26       4,992       6,110          (1,118)
Valeant Pharmaceuticals International....   Jan-10       20.00        22      12,694      12,100             594
Vertex Pharmaceuticals, Inc..............   Jan-09       30.00        45      31,182      27,000           4,182
Vertex Pharmaceuticals, Inc..............   Jan-09       35.00        20      21,780      18,200           3,580
Walgreen Co..............................   Jan-09       40.00       116      43,401      59,160         (15,759)

AIG Retirement Company I Health Sciences Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
                                                                                            Unrealized
                             Expiration              Number of  Premiums  Market Value at  Appreciation
Issue                           Date    Strike Price Contracts  Received   May 31, 2008   (Depreciation)
--------------------------------------------------------------------------------------------------------
Walgreen Co.................   Jan-09      $45.00         58   $   39,225   $   29,580       $  9,645
Waters Corp.................   Jan-09       60.00         32       21,146       15,040          6,106
Waters Corp.................   Jan-09       65.00          5        3,029        3,600           (571)
WellCare Health Plans, Inc..   Jan-09       35.00         74       98,154       16,650         81,504
WellPoint, Inc..............   Jan-09       45.00         17        9,123        2,720          6,403
WellPoint, Inc..............   Jan-09       70.00         10        5,810       15,000         (9,190)
WellPoint, Inc..............   Jan-09       80.00          1        1,397        2,440         (1,043)
Wyeth.......................   Jan-09       40.00         32       18,709        8,640         10,069
Wyeth.......................   Jan-09       50.00         63       46,801       49,770         (2,969)
XenoPort, Inc...............   Sep-08       45.00          4        3,028        2,480            548
XenoPort, Inc...............   Jan-09       45.00         18       18,284       16,740          1,544
Zimmer Holdings, Inc........   Jun-08       75.00          4        1,728        1,160            568
Zimmer Holdings, Inc........   Jan-09       70.00         31       17,274       13,950          3,324
Zimmer Holdings, Inc........   Jan-09       75.00          4        2,728        2,760            (32)
Zimmer Holdings, Inc........   Jan-09       85.00          6        6,162        8,100         (1,938)
Zimmer Holdings, Inc........   Jan-09       90.00         27       31,474       47,790        (16,316)
                                                       -----   ----------   ----------       --------
                                                       4,770   $3,690,855   $3,127,932       $562,923
                                                       =====   ==========   ==========       ========

See Notes to Financial Statements

AIG Retirement Company I Inflation Protected Fund
PORTFOLIO PROFILE -- May 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

                  United States Treasury Bonds........  30.7%
                  Insurance -- Life/Health............  16.5
                  United States Treasury Notes........  13.9
                  Finance -- Investment Banker/Broker.  12.7
                  Federal Home Loan Mtg. Corp.........   6.5
                  Special Purpose Entities............   6.3
                  Finance -- Consumer Loans...........   5.0
                  Federal National Mtg. Assoc.........   3.8
                  Time Deposits.......................   3.0
                  Federal Home Loan Bank..............   2.2
                  Federal Farm Credit Bank............   1.0
                  Banks -- Commercial.................   0.7
                  Finance -- Commercial...............   0.1
                  Tennessee Valley Authority..........   0.1
                                                       -----
                                                       102.5%
                                                       =====

Credit Quality+#

                  Government -- Agency................  10.6%
                  Government -- Treasury..............  51.0
                  AA..................................  36.3
                  A...................................   2.1
                                                       -----
                                                       100.0%
                                                       =====

*  Calculated as a percentage of net assets.
+  Source: Standard and Poors.
# Calculated as a percentage of total debt issues, excluding short-term securities.

AIG Retirement Company I Inflation Protected Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008
--------------------------------------------------------------------------------


                                                   Principal  Market Value
                 Security Description               Amount      (Note 2)
      --------------------------------------------------------------------
      CORPORATE BONDS & NOTES -- 39.5%
      Banks - Money Center -- 0.0%
        RBS Capital Trust II
         Sub. Bonds
         6.43% due 01/03/34(1).................... $   50,000 $    43,579
                                                              -----------
      Finance - Commercial -- 0.1%
        CIT Group, Inc.
         Senior Notes
         6.18% due 12/14/16(2)....................    300,000     194,787
                                                              -----------
      Finance - Consumer Loans -- 3.9%
        HSBC Finance Corp.
         Senior Notes
         4.13% due 12/15/08.......................  1,500,000   1,500,903
        HSBC Finance Corp.
         Senior Notes
         5.15% due 02/10/09(2)....................  2,500,000   2,500,775
        HSBC Finance Corp.
         Senior Notes
         5.62% due 07/10/09(2)....................  1,067,000   1,048,797
        SLM Corp.
         Senior Notes
         5.18% due 10/08/08(2)....................  1,000,000     980,740
        SLM Corp.
         Senior Notes
         5.73% due 05/01/14(2)....................    130,000      89,603
        SLM Corp.
         Senior Notes
         6.15% due 11/21/13(2)....................    150,000     104,755
                                                              -----------
                                                                6,225,573
                                                              -----------
      Finance - Investment Banker/Broker -- 12.7%
        Citigroup Funding, Inc.
         Company Guar. Notes
         6.00% due 05/28/13(2)....................  5,000,000   5,000,150
        Goldman Sachs Group, Inc.
         Notes
         1.00% due 05/08/13(2)(4).................  5,000,000   4,967,500
        Goldman Sachs Group, Inc.
         Notes
         3.88% due 01/15/09.......................  3,000,000   3,000,111
        JP Morgan & Co, Inc.
         Sub. Notes
         6.00% due 01/15/09.......................  2,000,000   2,021,026
        Lehman Brothers Holdings, Inc.
         Notes
         5.08% due 04/14/11(2)....................    400,000     374,260
        Lehman Brothers Holdings, Inc.
         Notes
         5.30% due 06/02/09(2)....................  1,000,000     979,890
        Lehman Brothers Holdings, Inc.
         Notes
         6.04% due 11/01/14(2)....................  1,000,000     855,880
        Lehman Brothers Holdings, Inc.
         Notes
         6.44% due 06/10/14(2)....................    578,000     517,570
        Morgan Stanley
         Senior Notes
         5.28% due 02/02/15(2)....................  1,203,000   1,149,491
        Morgan Stanley
         Senior Notes
         6.03% due 06/01/11(2)....................    150,000     152,121
        Morgan Stanley
         Senior Notes
         6.38% due 11/01/13(2)....................  1,150,000   1,138,960
                                                              -----------
                                                               20,156,959
                                                              -----------

                                                 Principal  Market Value
                 Security Description             Amount      (Note 2)

        ----------------------------------------------------------------
        Insurance - Life/Health -- 16.5%
          Jackson National Life Global Funding
           Notes
           6.35% due 05/01/14*(2)............... $3,042,000 $ 3,033,695
          John Hancock Life Insurance Co.
           Company Guar. Notes
           5.71% due 08/15/11(2)................  1,000,000     990,410
          Monumental Global Funding III
           Senior Sec. Notes
           6.21% due 05/22/18*(2)(4)............  5,000,000   5,000,000
          Pacific Life Global Funding
           Senior Notes
           6.06% due 06/02/18*(2)(4)............  5,000,000   5,000,000
          Pacific Life Global Funding
           Bonds
           6.46% due 02/06/16*(2)...............    300,000     298,179
          Principal Life Income Funding Trusts
           Notes
           5.43% due 03/01/12(2)................  4,390,000   4,304,966
          Principal Life Income Funding Trusts
           Senior Sec. Notes
           5.84% due 07/15/11(2)................  2,464,000   2,482,751
          Protective Life Secured Trust
           Sec. Notes
           5.49% due 09/10/11(2)................    170,000     159,225
          Prudential Financial, Inc.
           Senior Notes
           6.73% due 05/23/18(2)................  5,000,000   4,947,200
                                                            -----------
                                                             26,216,426
                                                            -----------
        Special Purpose Entities -- 6.3%
          Allstate Life Global Funding Trust
           Senior Sec. Notes
           5.08% due 03/01/10(2)................  4,150,000   4,123,274
          Hartford Life Institutional Funding
           Senior Notes
           6.33% due 05/08/18*(2)...............  5,000,000   4,991,460
          Strats - Daimler Chrysler
           Bonds
           5.98% due 11/15/13*(2)...............  1,000,000     973,420
                                                            -----------
                                                             10,088,154
                                                            -----------
        Total Corporate Bonds & Notes
           (cost $63,413,857)...................             62,925,478
                                                            -----------
        FOREIGN CORPORATE BONDS & NOTES -- 0.7%
        Banks - Commercial -- 0.7%
          BNP Paribas LLC
           Bank Guar. Notes
           6.42% due 04/03/17(2)
           (cost $1,141,715)....................  1,174,000   1,118,693
                                                            -----------
        U.S. GOVERNMENT AGENCIES -- 11.2%
        Federal Farm Credit Bank -- 1.0%
          5.13% due 08/25/16....................  1,500,000   1,561,442
                                                            -----------
        Federal Home Loan Bank -- 2.2%
          4.50% due 10/14/08....................  2,500,000   2,519,042
          5.00% due 11/17/17....................  1,000,000   1,030,318
                                                            -----------
                                                              3,549,360
                                                            -----------
        Federal Home Loan Mtg. Corp. -- 6.5%
          3.63% due 09/15/08....................  9,000,000   9,031,113
          4.50% due 01/15/15....................    135,000     136,086
          5.13% due 11/17/17....................    500,000     517,917
          6.25% due 07/15/32....................    500,000     567,914
                                                            -----------
                                                             10,253,030
                                                            -----------

AIG Retirement Company I Inflation Protected Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                 Shares/
                                                Principal  Market Value
                Security Description             Amount      (Note 2)
        ---------------------------------------------------------------
        U.S. GOVERNMENT AGENCIES (continued)
        Federal National Mtg. Assoc. -- 1.4%
          5.17% due 02/17/09(2)............... $ 2,200,000 $  2,214,784
                                                           ------------
        Tennessee Valley Authority -- 0.1%
          4.65% due 06/15/35..................     100,000       90,094
                                                           ------------
        Total U.S. Government Agencies
           (cost $17,792,725).................               17,668,710
                                                           ------------
        U.S. GOVERNMENT TREASURIES -- 44.6%
        United States Treasury Bonds -- 30.7%
          1.63% due 01/15/18 TIPS(3)..........   4,987,004    5,024,407
          2.00% due 01/15/26 TIPS(3)..........   8,614,995    8,471,633
          2.38% due 01/15/25 TIPS(3)..........   1,132,480    1,177,956
          3.63% due 04/15/28 TIPS(3)..........  19,203,526   23,759,870
          3.88% due 04/15/29 TIPS(3)..........   7,856,046   10,125,092
          4.75% due 02/15/37..................     200,000      201,406
                                                           ------------
                                                             48,760,364
                                                           ------------
        United States Treasury Notes -- 13.9%
          1.63% due 01/15/15 TIPS(3)..........   1,352,732    1,383,590
          1.88% due 07/15/15 TIPS(3)..........   9,328,495    9,675,403
          2.00% due 07/15/14 TIPS(3)..........  10,583,026   11,092,334
                                                           ------------
                                                             22,151,327
                                                           ------------
        Total U.S. Government Treasuries
           (cost $73,073,575).................               70,911,691
                                                           ------------
        PREFERRED STOCK -- 1.1%
        Finance - Consumer Loans -- 1.1%
          SLM Corp.
           6.03%(2)
           (cost $1,732,125)..................      93,000    1,747,470
                                                           ------------
        Total Long-Term Investment Securities
           (cost $157,153,997)................              154,372,042
                                                           ------------


                                                          Principal  Market Value
                 Security Description                      Amount      (Note 2)

----------------------------------------------------------------------------------
SHORT-TERM INVESTMENT SECURITIES -- 5.4%
Time Deposit -- 3.0%
  Euro Time Deposit with State Street Bank & Trust Co.
   0.85% due 06/02/08................................... $4,789,000  $  4,789,000
                                                                     ------------
U.S. Government Agencies -- 2.4%
  Federal National Mtg. Assoc.
   2.50% due 06/15/08...................................  3,900,000     3,902,651
                                                                     ------------
Total Short-Term Investment Securities
   (cost $8,691,651)....................................                8,691,651
                                                                     ------------
TOTAL INVESTMENTS
   (cost $165,845,648)(5)...............................      102.5%  163,063,693
Liabilities in excess of other assets...................       (2.5)   (3,989,256)
                                                         ----------  ------------
NET ASSETS --                                                 100.0% $159,074,437
                                                         ==========  ============

--------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2008, the aggregate value of these securities was $19,296,754 representing 12.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)Perpetual maturity -- maturity date reflects the next call date.
(2)Floating rate security where the rate fluctuates based on the Consumer Price Index.
(3)Principal amount of security is adjusted for inflation.
(4)Fair valued security; see Note 2
(5)See Note 5 for cost of investments on a tax basis.

TIPS--Treasury Inflation Protected Securities

See Notes to Financial Statements

AIG Retirement Company I International Equities Fund
PORTFOLIO PROFILE -- May 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

                Collective Investment Pool................ 14.7%
                Banks -- Commercial....................... 13.7
                Oil Companies -- Integrated...............  7.2
                Medical -- Drugs..........................  4.7
                Electric -- Integrated....................  3.6
                Index Fund................................  3.3
                Telephone -- Integrated...................  3.2
                Diversified Minerals......................  3.0
                Auto -- Cars/Light Trucks.................  2.9
                Insurance -- Multi-line...................  2.9
                Food -- Misc..............................  2.1
                Steel -- Producers........................  1.9
                Chemicals -- Diversified..................  1.8
                Food -- Retail............................  1.6
                Brewery...................................  1.4
                Repurchase Agreements.....................  1.3
                Import/Export.............................  1.2
                Cellular Telecom..........................  1.1
                Real Estate Operations & Development......  1.0
                Engineering/R&D Services..................  1.0
                Metal -- Diversified......................  1.0
                Transport -- Marine.......................  1.0
                Tobacco...................................  1.0
                Insurance -- Life/Health..................  1.0
                Diversified Manufacturing Operations......  0.9
                Wireless Equipment........................  0.9
                Medical Products..........................  0.9
                Finance -- Investment Banker/Broker.......  0.9
                Finance -- Other Services.................  0.8
                Toys......................................  0.7
                Electronic Components -- Misc.............  0.7
                Gas -- Distribution.......................  0.7
                Audio/Video Products......................  0.7
                Cosmetics & Toiletries....................  0.7
                Building -- Heavy Construction............  0.6
                Real Estate Management/Services...........  0.6
                Machinery -- General Industrial...........  0.6
                Diversified Operations....................  0.6
                Transport -- Services.....................  0.6
                Insurance -- Reinsurance..................  0.6
                Aerospace/Defense.........................  0.6
                Enterprise Software/Service...............  0.5
                Metal Processors & Fabrication............  0.5
                Photo Equipment & Supplies................  0.5
                Telecom Services..........................  0.5
                Building Products -- Cement...............  0.5
                Auto/Truck Parts & Equipment -- Original..  0.5
                Insurance -- Property/Casualty............  0.5
                Real Estate Investment Trusts.............  0.5
                Oil Companies -- Exploration & Production.  0.5
                Transport -- Rail.........................  0.5
                Time Deposits.............................  0.5
                Electric Products -- Misc.................  0.5
                Paper & Related Products..................  0.5
                Machinery -- Electrical...................  0.5
                Multimedia................................  0.5
                Machinery -- Construction & Mining........  0.5
                Machinery -- Material Handling............  0.4
                Building & Construction Products -- Misc..  0.4
                Athletic Footwear.........................  0.4
                Soap & Cleaning Preparation...............  0.4
                Human Resources...........................  0.4
                Electronic Components -- Semiconductors...  0.4
                Water.....................................  0.3
                Building & Construction -- Misc...........  0.3
                Chemicals -- Specialty....................  0.3
                Miscellaneous Manufacturing...............  0.3
                Office Automation & Equipment.............  0.3
                Diversified Financial Services............  0.3
                U.S. Government Treasuries................  0.3

               Power Converter/Supply Equipment...........   0.3%
               Oil -- Field Services......................   0.3
               Television.................................   0.3
               Computers -- Periphery Equipment...........   0.3
               Retail -- Apparel/Shoe.....................   0.3
               Beverages -- Wine/Spirits..................   0.2
               Airlines...................................   0.2
               Agricultural Chemicals.....................   0.2
               Entertainment Software.....................   0.2
               Distribution/Wholesale.....................   0.2
               Electric -- Generation.....................   0.2
               Rubber -- Tires............................   0.2
               Mining.....................................   0.2
               Retail -- Major Department Stores..........   0.2
               Electric -- Distribution...................   0.2
               Semiconductor Equipment....................   0.2
               Apparel Manufacturers......................   0.2
               Retail -- Convenience Store................   0.2
               Property Trust.............................   0.2
               Beverages -- Non-alcoholic.................   0.2
               Retail -- Jewelry..........................   0.2
               Food -- Catering...........................   0.2
               Diversified Operations/Commercial Services.   0.1
               Oil Refining & Marketing...................   0.1
               Building -- Residential/Commercial.........   0.1
               Wire & Cable Products......................   0.1
               Aerospace/Defense -- Equipment.............   0.1
               Optical Supplies...........................   0.1
               Water Treatment Systems....................   0.1
               Public Thoroughfares.......................   0.1
               Retail -- Misc./Diversified................   0.1
               Industrial Gases...........................   0.1
               Gambling (Non-Hotel).......................   0.1
               Investment Companies.......................   0.1
               Filtration/Separation Products.............   0.1
               Publishing -- Books........................   0.1
               Computer Services..........................   0.1
               Metal -- Copper............................   0.1
               Hotels/Motels..............................   0.1
               Dialysis Centers...........................   0.1
               Medical -- Wholesale Drug Distribution.....   0.1
               Office Supplies & Forms....................   0.1
               Printing -- Commercial.....................   0.1
               Telecommunication Equipment................   0.1
               Retail -- Consumer Electronics.............   0.1
               Travel Services............................   0.1
               Energy -- Alternate Sources................   0.1
               Publishing -- Newspapers...................   0.1
               Textile -- Products........................   0.1
               Finance -- Leasing Companies...............   0.1
               Publishing -- Periodicals..................   0.1
               Banks -- Mortgage..........................   0.1
               Machine Tools & Related Products...........   0.1
               Computers -- Integrated Systems............   0.1
               Steel Pipe & Tube..........................   0.1
               Retail -- Automobile.......................   0.1
               Building Products -- Doors & Windows.......   0.1
               Electronic Measurement Instruments.........   0.1
               Medical Instruments........................   0.1
               Agricultural Operations....................   0.1
               Machinery -- Print Trade...................   0.1
               Seismic Data Collection....................   0.1
               Transport -- Truck.........................   0.1
               Food -- Wholesale/Distribution.............   0.1
               Retail -- Pubs.............................   0.1
               Specified Purpose Acquisitions.............   0.1
               Building Products-Air & Heating............   0.1
                                                           -----
                                                           111.6%
                                                           =====

*  Calculated as a percentage of net assets

AIG Retirement Company I International Equities Fund
PORTFOLIO PROFILE -- May 31, 2008 (Unaudited) -- (continued)
--------------------------------------------------------------------------------


Country Allocation*

                             United States..  20.3%
                             United Kingdom.  19.7
                             Japan..........  18.0
                             Germany........   9.0
                             France.........   8.3
                             Australia......   6.1
                             Switzerland....   6.0
                             Italy..........   4.5
                             Spain..........   4.1
                             Netherlands....   2.7
                             Sweden.........   2.1
                             Hong Kong......   1.6
                             Belgium........   1.5
                             Finland........   1.2
                             Norway.........   1.1
                             Singapore......   1.0
                             Denmark........   1.0
                             Austria........   0.7
                             Ireland........   0.7
                             Bermuda........   0.6
                             Luxembourg.....   0.5
                             Greece.........   0.5
                             Portugal.......   0.2
                             New Zealand....   0.1
                             Cayman Islands.   0.1
                                             -----
                                             111.6%
                                             =====

*  Calculated as a percentage of net assets

AIG Retirement Company I International Equities Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008
--------------------------------------------------------------------------------


                                                              Market Value
                  Security Description                Shares    (Note 2)
     ---------------------------------------------------------------------
     COMMON STOCK -- 91.1%
     Australia -- 6.1%
       AGL Energy, Ltd.#.............................  33,110 $   456,027
       Alumina, Ltd.#................................  86,031     467,057
       Amcor, Ltd....................................  63,870     371,776
       AMP, Ltd...................................... 142,871   1,002,322
       Aristocrat Leisure, Ltd.#.....................  24,327     173,226
       Asciano Group#................................  42,622     177,211
       ASX, Ltd......................................  13,046     428,697
       Australia and New Zealand Banking Group, Ltd.. 144,299   2,990,127
       Axa Asia Pacific Holdings, Ltd................  63,559     320,758
       Babcock & Brown, Ltd.#........................  17,465     207,995
       Bendigo Bank, Ltd.#...........................  20,075     270,930
       BHP Billiton, Ltd.#........................... 255,746  10,633,228
       Billabong International, Ltd.#................  12,672     146,312
       BlueScope Steel, Ltd..........................  56,574     613,733
       Boart Longyear Group.......................... 107,163     212,023
       Boral, Ltd.#..................................  45,906     264,578
       Brambles, Ltd................................. 106,252     832,756
       Caltex Australia, Ltd.........................  10,309     147,307
       CFS Retail Property Trust#.................... 111,327     221,325
       Coca-Cola Amatil, Ltd.........................  41,189     318,491
       Cochlear, Ltd.................................   4,247     219,973
       Commonwealth Bank of Australia................ 100,281   4,056,312
       Computershare, Ltd............................  36,072     328,916
       Crown, Ltd....................................  34,177     343,977
       CSL, Ltd......................................  41,935   1,595,243
       CSR, Ltd.#....................................  73,678     205,631
       Dexus Property Group.......................... 223,923     338,160
       Fairfax Media, Ltd.#.......................... 102,089     337,615
       Fortescue Metals Group, Ltd.+.................  96,062     977,841
       Foster's Group, Ltd........................... 144,221     758,155
       Goodman Fielder, Ltd.......................... 101,191     169,257
       GPT Group..................................... 159,998     440,427
       Harvey Norman Holdings, Ltd...................  40,564     143,065
       Incitec Pivot, Ltd.#..........................   3,790     630,312
       Insurance Australia Group, Ltd................ 141,204     542,550
       Leighton Holdings, Ltd.#......................  10,618     540,925
       Lend Lease Corp., Ltd.........................  27,569     320,685
       Lion Nathan, Ltd..............................  22,439     207,180
       Macquarie Airports Management, Ltd............  52,501     145,523
       Macquarie Goodman Group#...................... 115,821     442,807
       Macquarie Group, Ltd.#........................  20,719   1,079,275
       Macquarie Infrastructure Group................ 179,746     515,404
       Macquarie Office Trust#....................... 154,977     142,202
       Metcash, Ltd..................................  57,257     224,925
       Mirvac Group..................................  79,199     249,048
       National Australia Bank, Ltd.#................ 123,696   3,701,739
       Newcrest Mining, Ltd..........................  34,499   1,049,897
       OneSteel, Ltd.................................  62,538     431,567
       Orica, Ltd....................................  23,660     685,211
       Origin Energy, Ltd............................  66,688     994,350
       Oxiana, Ltd.#................................. 106,153     313,515
       Paladin Resources, Ltd.+#.....................  41,466     231,458
       Perpetual, Ltd.#..............................   2,852     140,386
       Qantas Airways, Ltd...........................  69,769     231,398
       QBE Insurance Group, Ltd......................  67,500   1,576,783
       Rio Tinto, Ltd.#..............................  21,775   2,872,131
       Santos, Ltd.#.................................  44,647     899,560
       Sims Group, Ltd...............................  11,691     420,152
       Sonic Healthcare, Ltd.........................  24,179     332,788
       St George Bank, Ltd.#.........................  21,161     692,123
       Stockland..................................... 110,530     666,617
       Suncorp-Metway, Ltd...........................  70,952     978,584
       TABCORP Holdings, Ltd.#.......................  40,001     429,738
       Tattersall's, Ltd.#...........................  85,462     214,014
       Telstra Corp., Ltd.#.......................... 217,004     985,209

                                                               Market Value
                  Security Description                 Shares    (Note 2)

    -----------------------------------------------------------------------
    Australia (continued)
      Telstra Corp., Ltd. (Installment Receipts)+..... 110,139 $   500,037
      Toll Holdings, Ltd.#............................  45,993     331,459
      Transurban Group#...............................  78,420     426,487
      Wesfarmers, Ltd.#...............................  48,896   1,771,249
      Wesfarmers, Ltd. PPS............................  10,877     402,334
      Westfield Group................................. 133,200   2,171,952
      Westpac Banking Corp............................ 142,127   3,158,396
      Woodside Petroleum, Ltd.........................  36,717   2,281,117
      Woolworths, Ltd.................................  92,517   2,451,217
      WorleyParsons, Ltd..............................  11,423     407,245
      Zinifex, Ltd....................................  37,185     337,644
                                                               -----------
                                                                67,297,644
                                                               -----------
    Austria -- 0.7%
      Andritz AG......................................  10,601     717,259
      Erste Bank der Oesterreichischen Sparkassen AG#.   7,512     573,471
      Immoeast AG+....................................  35,803     353,141
      Immofinanz AG...................................  16,099     189,598
      Mayr-Melnhof Karton AG#.........................     688      71,607
      Meinl European Land, Ltd.+#.....................  22,780     299,822
      Oesterreichische Elektrizitaetswirtschafts AG...   2,705     228,511
      OMV AG#.........................................   7,360     605,951
      Raiffeisen International Bank Holding AG#.......  20,629   3,092,214
      RHI AG+#........................................  15,385     721,407
      Strabag SE+.....................................   1,801     142,673
      Telekom Austria AG..............................  12,110     288,819
      Voestalpine AG..................................   4,041     336,783
      Wiener Staedtische Versicherung AG..............   1,349     102,585
      Wienerberger AG.................................   2,947     156,295
                                                               -----------
                                                                 7,880,136
                                                               -----------
    Belgium -- 1.5%
      Bekaert NV#.....................................   2,007     322,262
      Belgacom SA.....................................  55,613   2,618,957
      Cofinimmo#......................................     660     123,369
      Colruyt SA......................................     586     148,447
      Compagnie Nationale a Portefeuille..............   6,413     512,121
      Delhaize Group#.................................   9,710     730,240
      Dexia SA#.......................................  50,724   1,195,545
      Dexia Strip VVPR+...............................   1,290          20
      Euronav NV#.....................................   5,630     236,928
      Fortis#.........................................  97,167   2,379,377
      Group Bruxelles Lambert SA......................   2,833     377,585
      InBev NV#.......................................  49,119   3,790,276
      KBC Ancora#.....................................  18,835   1,871,553
      KBC Groep NV....................................   5,609     692,075
      Mobistar SA.....................................   1,112      91,413
      S.A D'Ieteren NV#...............................   1,863     570,890
      Solvay SA#......................................   2,082     298,480
      UCB SA..........................................   3,541     142,763
      Umicore.........................................   4,369     238,985
                                                               -----------
                                                                16,341,286
                                                               -----------
    Bermuda -- 0.6%
      C C Land Holdings, Ltd..........................  74,000      76,049
      Cheung Kong Infrastructure Holdings, Ltd........  34,636     140,028
      Chinese Estates Holdings, Ltd...................  70,000     118,044
      Esprit Holdings, Ltd............................  79,800     932,580
      Frontline, Ltd.#................................  28,100   1,742,623
      Kerry Properties, Ltd...........................  48,500     331,562
      Li & Fung, Ltd.................................. 170,600     644,895
      Mongolia Energy Co., Ltd.+...................... 255,000     578,365
      Noble Group, Ltd.#.............................. 117,600     215,930
      NWS Holdings, Ltd...............................  62,000     199,016
      Orient Overseas International, Ltd..............  16,983     114,469

AIG Retirement Company I International Equities Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                                Market Value
                  Security Description                  Shares    (Note 2)
   -------------------------------------------------------------------------
   COMMON STOCK (continued)
   Bermuda (continued)
     Pacific Basin Shipping, Ltd....................... 125,000 $   216,558
     SeaDrill, Ltd.....................................   9,900     322,978
     Shangri-La Asia, Ltd..............................  98,000     330,271
     Yue Yuen Industrial Holdings, Ltd.................  50,500     144,953
                                                                -----------
                                                                  6,108,321
                                                                -----------
   Cayman Islands -- 0.1%
     ASM Pacific Technology, Ltd.......................  14,700     116,317
     Foxconn International Holdings, Ltd.+............. 160,000     217,737
     Hutchison Telecommunications International, Ltd.+. 126,000     184,062
     Kingboard Chemical Holdings, Ltd..................  41,500     191,975
     Lee & Man Paper Manufactoring, Ltd................  34,400      71,675
     Lifestyle International Holdings, Ltd.............  51,500      98,197
                                                                -----------
                                                                    879,963
                                                                -----------
   Cyprus -- 0.0%
     ProSafe ASA+#.....................................   6,535      69,785
     Prosafe Production Public, Ltd.+#.................   6,535      46,097
                                                                -----------
                                                                    115,882
                                                                -----------
   Denmark -- 1.0%
     AP Moller -- Maersk A/S, Series A.................      20     249,453
     AP Moller -- Maersk A/S, Series B.................     279   3,479,862
     Bang & Olufsen A/S, Class B#......................   1,950     107,576
     Carlsberg A/S#....................................   3,899     409,051
     Coloplast A/S.....................................     847      74,728
     Danisco A/S#......................................  26,605   2,069,802
     Danske Bank A/S...................................  21,309     731,115
     DSV A/S#..........................................   6,726     172,201
     FLSmidth & Co. A/S................................   1,854     222,349
     H. Lundbeck A/S#..................................  22,400     548,962
     Jyske Bank A/S+...................................   1,725     115,312
     Novo-Nordisk A/S..................................  16,094   1,047,310
     Novozymes A/S#....................................   1,606     171,503
     Rockwool International A/S#.......................     275      46,746
     Sydbank A/S#......................................   2,300      99,061
     Topdanmark A/S+#..................................     606     103,644
     TrygVesta A/S#....................................   1,000      79,675
     Vestas Wind Systems A/S+..........................  10,462   1,440,175
     William Demant Holding A/S+#......................     841      62,972
                                                                -----------
                                                                 11,231,497
                                                                -----------
   Finland -- 1.2%
     Cargotec Corp., Class B...........................   1,248      52,636
     Elisa Oyj.........................................   4,961     110,523
     Fortum Oyj........................................  21,635   1,045,437
     KCI Konecranes Oyj................................  15,898     728,396
     Kesko Oyj, Class B#...............................   2,318      94,267
     Kone Oyj, Class B.................................   5,365     217,178
     Metso Corp........................................   4,479     224,167
     Neste Oil Oyj#....................................   4,502     149,955
     Nokia Oyj......................................... 259,510   7,481,164
     Nokian Renkaat Oyj#...............................   3,720     191,100
     Orion Oyj.........................................  23,042     494,338
     Outokumpu Oyj.....................................  13,210     590,854
     Pohjola Bank PLC, Class A#........................   3,919      80,663
     Rautaruukki Oyj...................................   6,097     324,116
     Sampo Oyj, Class A................................  15,200     439,842
     Sanoma-WSOY Oyj#..................................   2,852      73,965
     Stora Enso Oyj, Class R...........................  37,132     451,169
     UPM-Kymmene Oyj...................................  17,993     349,908
     Wartsila Oyj, Class B.............................   2,943     208,004
     YIT Oyj...........................................   4,467     131,207
                                                                -----------
                                                                 13,438,889
                                                                -----------

                                                                    Market Value
                   Security Description                     Shares    (Note 2)

--------------------------------------------------------------------------------
France -- 8.3%
  Accor SA#................................................   6,861 $   523,560
  Aeroports de Paris#......................................   1,043     115,857
  Air France-KLM...........................................  10,984     293,749
  Air Liquide#.............................................   7,970   1,171,488
  Alcatel SA+..............................................  81,338     614,992
  Alstom...................................................   4,092   1,031,504
  Atos Origin SA+#.........................................   2,448     144,608
  AXA SA................................................... 199,805   7,059,325
  BNP Paribas SA#..........................................  97,573  10,070,355
  Bouygues SA#.............................................   8,540     697,387
  Bureau Veritas SA........................................   1,426      86,521
  Cap Gemini SA............................................   4,851     329,047
  Carrefour SA#............................................  66,799   4,683,788
  Casino Guichard-Perrachon SA#............................   7,704     976,218
  Christian Dior SA........................................  25,576   3,092,069
  Cie Generale de Geophysique-Veritas+.....................   2,020     542,949
  CNP Assurances#..........................................  16,177   1,989,983
  Compagnie de St. Gobain..................................  37,562   3,029,377
  Compagnie Generale des Etablissements Michelin, Class B#.   7,607     680,489
  Credit Agricole SA#......................................  23,446     620,459
  Dassault Systemes SA.....................................   2,254     150,856
  Dexia SA Strip VVPR......................................   1,290           0
  Eiffage SA+#.............................................   1,309     114,307
  Electricite de France#...................................   8,642     935,488
  Eramet...................................................     181     181,725
  Essilor International SA#................................  19,332   1,215,963
  Eurazeo#.................................................     895     107,758
  Eutelsat Communications+.................................   3,069      92,150
  France Telecom SA#....................................... 109,323   3,317,395
  Gaz de France SA#........................................  16,411   1,118,020
  Gecina SA................................................   3,889     555,418
  Groupe Danone............................................  15,305   1,339,831
  Hermes International#....................................   3,714     613,803
  ICADE....................................................     691      99,977
  Imerys SA#...............................................     997      90,320
  JC Decaux SA#............................................   2,333      68,308
  Klepierre................................................   2,432     143,927
  L'Oreal SA#..............................................   8,577   1,043,741
  Lafarge SA#..............................................  15,847   2,866,023
  Lagardere SCA............................................   7,221     521,261
  Legrand SA#..............................................  45,565   1,327,727
  LVMH Moet Henessy Louis Vuitton SA#......................   8,600   1,006,268
  M6-Metropole Television#.................................   2,277      52,570
  Natixis#................................................. 110,879   1,687,049
  Neopost SA#..............................................   1,114     129,047
  Neuf Cegetel.............................................   2,217     124,685
  PagesJaunes Groupe SA#...................................   4,429      79,791
  Pernod Ricard SA#........................................   5,773     655,638
  Peugeot SA#..............................................   6,813     423,973
  PPR#.....................................................   2,698     352,583
  Publicis Groupe..........................................   4,617     183,523
  Renault SA...............................................  19,261   1,977,709
  Safran SA#...............................................   6,588     143,797
  Sanofi-Aventis#..........................................  35,967   2,680,835
  Schneider Electric SA#...................................   7,747     973,110
  SCOR SE..................................................  13,810     349,130
  Societe BIC SA#..........................................  17,880     890,138
  Societe Generale#........................................  13,107   1,362,133
  Societe Generale NV+#....................................   3,263     334,028
  Societe Television Francaise 1#..........................   4,117      81,472
  Sodexho Alliance SA#.....................................   3,422     237,387
  Suez SA (Brussels)+......................................  13,468         210
  Suez SA (Paris)#.........................................  36,711   2,735,718
  Technip SA#..............................................   3,577     335,397
  Thales SA#...............................................   3,133     195,551

AIG Retirement Company I International Equities Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                              Market Value
                  Security Description                Shares    (Note 2)
     ---------------------------------------------------------------------
     COMMON STOCK (continued)
     France (continued)
       Total SA#..................................... 122,469 $10,686,889
       Unibail-Rodamco...............................  11,128   2,896,188
       Valeo SA#.....................................   2,607     103,951
       Vallourec SA..................................   1,863     577,180
       Veolia Environnement#.........................  13,221     942,246
       Vinci SA#.....................................  14,533   1,094,988
       Vivendi Universal SA..........................  73,183   3,075,777
       Wendel#.......................................   5,332     758,684
       Zodiac SA#....................................   1,463      77,500
                                                              -----------
                                                               90,862,868
                                                              -----------
     Germany -- 8.6%
       Adidas AG#....................................  46,606   3,286,029
       Allianz SE#...................................  43,392   8,214,937
       Altana AG.....................................  15,651     296,084
       Arcandor AG+#.................................   3,233      58,446
       BASF AG#......................................  58,258   8,734,481
       Bayer AG#.....................................  28,230   2,503,372
       Bayerische Motoren Werke AG#..................  11,623     688,400
       Beiersdorf AG.................................   3,097     244,136
       Bilfinger Berger AG#..........................   3,397     314,450
       Celesio AG....................................  16,420     694,835
       Commerzbank AG#...............................  63,582   2,244,442
       Continental AG#...............................   5,394     683,925
       DaimlerChrysler AG............................ 106,292   8,089,594
       Deutsche Bank AG#.............................  18,582   1,986,911
       Deutsche Boerse AG#...........................  12,995   1,864,611
       Deutsche Lufthansa AG#........................  11,511     298,530
       Deutsche Post AG (Sweden)#....................  25,535     812,398
       Deutsche Post AG (London)+....................   4,152     126,683
       Deutsche Postbank AG#.........................  31,110   3,005,601
       Deutsche Telekom AG#.......................... 298,828   5,002,340
       E.ON AG.......................................  44,280   9,421,203
       Fraport AG#...................................   1,286      85,730
       Fresenius Medical Care AG#....................   6,681     372,312
       Fresenius SE..................................     951      88,875
       GEA Group AG..................................   5,284     205,761
       Hamburger Hafen und Logistik AG...............     893      77,467
       Hannover Rueckversicherung AG.................   2,118     116,679
       HeidelbergCement AG...........................   1,498     256,706
       Heidelberger Druckmaschinen AG#...............  22,171     554,295
       Henkel AG & Co. KGaA..........................  64,126   2,898,144
       Hochtief AG...................................   1,475     170,728
       Hypo Real Estate Holding AG#..................   7,061     233,434
       Infineon Technologies AG+.....................  26,320     237,085
       IVG Immobilien AG#............................   3,258      78,412
       K+S AG........................................   1,464     686,337
       Linde AG#.....................................   7,910   1,188,634
       MAN AG........................................   5,426     846,344
       Merck KGaA#...................................   7,717   1,084,837
       Metro AG#.....................................   6,309     464,456
       Muenchener Rueckversicherungs-Gesellschaft AG.  23,101   4,330,694
       Puma AG Rudolf Dassler Sport..................   2,760   1,079,221
       Q-Cells AG+#..................................   2,125     258,361
       Rheinmetall AG................................   1,265     100,409
       RWE AG........................................  44,625   5,768,550
       Salzgitter AG#................................   1,442     283,340
       SAP AG#.......................................  78,952   4,362,905
       Siemens AG....................................  46,086   5,228,238
       Solarworld AG#................................   2,942     151,865
       ThyssenKrupp AG...............................  39,059   2,639,068
       TUI AG#.......................................   7,497     198,395
       United Internet AG............................   4,413      96,667
       Volkswagen AG#................................   8,676   2,389,765
       Wacker Chemie AG..............................     550     131,729
                                                              -----------
                                                               95,236,851
                                                              -----------

                                                              Market Value
                   Security Description               Shares    (Note 2)

      --------------------------------------------------------------------
      Greece -- 0.5%
        Alpha Bank A.E...............................  21,209 $   727,889
        Athens Stock Exchange SA.....................   5,364     102,978
        Coca-Cola Hellenic Bottling Co. SA...........  28,773   1,307,992
        EFG Eurobank Ergasias........................  11,238     320,298
        Hellenic Petroleum SA........................  17,366     282,059
        Hellenic Telecommunications Organization SA+.   9,670     270,794
        Marfin Financial Group SA Holdings+..........  23,311     228,839
        National Bank of Greece SA...................  17,423     989,363
        OPAP SA......................................  12,671     496,765
        Piraeus Bank SA..............................  17,026     572,145
        Public Power Corp. SA........................   3,744     142,589
        Titan Cement Co. SA..........................   2,026      91,406
                                                              -----------
                                                                5,533,117
                                                              -----------
      Hong Kong -- 1.6%
        Bank of East Asia, Ltd....................... 105,800     643,973
        BOC Hong Kong Holdings, Ltd.................. 278,500     711,604
        Cathay Pacific Airways, Ltd..................  89,000     187,035
        Cheung Kong Holdings, Ltd.................... 104,562   1,606,502
        CITIC International Financia Holdings, Ltd.+. 152,000     113,943
        CLP Holdings, Ltd............................ 154,000   1,391,227
        Hang Lung Group, Ltd.........................  66,000     339,984
        Hang Lung Properties, Ltd.................... 156,000     593,703
        Hang Seng Bank, Ltd..........................  57,488   1,164,655
        Henderson Land Development Co., Ltd..........  81,569     567,039
        Hong Kong & China Gas Co., Ltd............... 300,744     740,694
        Hong Kong Aircraft Engineering Co., Ltd......   5,200      86,224
        Hong Kong Exchanges & Clearing, Ltd..........  76,500   1,313,574
        HongKong Electric Holdings, Ltd.............. 104,500     630,704
        Hopewell Holdings, Ltd.......................  47,955     203,092
        Hutchison Whampoa, Ltd....................... 160,000   1,729,392
        Hysan Development Co., Ltd...................  43,000     122,599
        Link REIT.................................... 161,191     404,015
        MTR Corp., Ltd............................... 105,500     355,547
        New World Development Co., Ltd............... 183,000     459,616
        PCCW, Ltd.................................... 279,657     175,594
        Shun Tak Holdings, Ltd.......................  80,000      93,492
        Sino Land Co., Ltd........................... 130,000     331,168
        Sun Hung Kai Properties, Ltd................. 105,282   1,691,765
        Swire Pacific, Ltd., Class A.................  62,316     711,085
        Television Broadcasts, Ltd...................  21,926     145,538
        Wharf Holdings, Ltd.......................... 104,000     519,740
        Wheelock & Co., Ltd..........................  69,000     217,065
        Wing Hang Bank, Ltd..........................  13,745     208,538
        Wing Lung Bank...............................   6,200     117,106
                                                              -----------
                                                               17,576,213
                                                              -----------
      Ireland -- 0.7%
        Allied Irish Banks PLC....................... 138,189   2,773,338
        Anglo Irish Bank Corp. PLC...................  64,755     846,237
        Bank of Ireland..............................  35,093     444,957
        CRH PLC......................................  22,021     811,942
        Elan Corp PLC+...............................  26,948     691,752
        Greencore Group PLC.......................... 262,625   1,244,531
        Irish Life & Permanent PLC...................   9,687     169,544
        Kerry Group PLC..............................  14,290     431,294
        Paddy Power PLC..............................   1,997      71,923
        Ryanair Holdings PLC+........................   7,244      30,654
        Ryanair Holdings PLC ADR+#...................   1,167      30,750
        Smurfit Kappa Group PLC......................   4,207      42,870
                                                              -----------
                                                                7,589,792
                                                              -----------
      Isle of Man -- 0.0%
        Genting International PLC+#.................. 218,000      97,668
                                                              -----------

AIG Retirement Company I International Equities Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                           Market Value
                  Security Description            Shares     (Note 2)
         --------------------------------------------------------------
         COMMON STOCK (continued)
         Italy -- 4.5%
           A2A SpA#.............................   173,204 $   703,296
           Alleanza Assicurazioni SpA#..........   135,430   1,666,599
           Assicurazione Generali SpA#..........    37,114   1,543,393
           Atlantia SpA#........................     9,043     324,986
           Autogrill SpA+#......................     3,565      52,440
           Banca Carige SpA#....................    24,635     103,288
           Banca Intesa SpA#....................   361,877   2,170,326
           Banca Monte dei Paschi di Siena SpA#.   355,877   1,134,994
           Banca Popolare di Milano Scarl#......    13,832     152,033
           Banco Popolare Scarl#................    59,045   1,184,065
           Bulgari SpA#.........................     5,264      60,807
           Enel SpA.............................   670,734   7,539,245
           Eni SpA#.............................   299,620  12,203,379
           Fiat SpA#............................    43,618     971,736
           Finmeccanica SpA.....................    41,740   1,264,972
           Fondiaria-Sai SpA....................     2,417      91,562
           IFIL Investments SpA#................    10,932      91,330
           Intesa Sanpaolo SpA#................. 1,098,621   7,204,190
           Italcementi SpA#.....................     3,698      54,914
           Italcementi SpA RNC#.................     2,486      50,240
           Lottomatica SpA#.....................     2,133      60,893
           Luxottica Group SpA#.................     4,871     135,950
           Mediaset SpA#........................    26,937     219,594
           Mediobanca SpA.......................    17,245     320,605
           Mediolanum SpA#......................     7,663      44,051
           Parmalat SpA.........................    58,301     169,068
           Pirelli & C. SpA#....................   203,948     169,275
           Prysmian SpA.........................    22,887     605,309
           Saipem SpA...........................     9,295     426,880
           Seat Pagine Gialle SpA+#.............   355,116      56,573
           Snam Rete Gas SpA#...................    27,439     182,279
           Telecom Italia SpA (Chi-X)........... 1,967,301   4,330,788
           Telecom Italia SpA (Milan)#..........   211,529     374,500
           Terna Rete Elettrica Nazionale SpA#..    42,075     191,138
           UniCredito Italiano SpA#.............   398,186   2,783,003
           Unione di Banche Italiane Scpa#......    21,314     549,117
           Unipol Gruppo Finanziario SpA#.......    23,349      62,334
                                                           -----------
                                                            49,249,152
                                                           -----------
         Japan -- 18.0%
           ACOM Co., Ltd........................     2,449      77,127
           Advantest Corp.#.....................     5,620     147,137
           Aeon Co., Ltd.#......................    23,730     341,026
           Aeon Credit Service Co., Ltd.........     2,800      40,239
           Aeon Mall Co., Ltd...................     2,500      80,867
           AIFUL Corp.#.........................     2,750      47,712
           Aioi Insurance Co., Ltd..............    18,000     112,180
           Aisin Seiki Co., Ltd.................    74,100   2,593,711
           Ajinomoto Co., Inc.#.................    25,807     250,922
           Alfresa Holdings Corp................     1,200      83,552
           All Nippon Airways Co., Ltd..........    25,000      96,044
           Alps Electric Co., Ltd.#.............     6,049      66,159
           Amada Co., Ltd.......................    12,863     117,868
           Aozora Bank, Ltd.....................    24,000      63,745
           Asahi Breweries, Ltd.#...............    14,095     246,816
           Asahi Glass Co., Ltd.#...............    37,249     490,435
           Asahi Kasei Corp.#...................    45,549     270,477
           Asics Corp...........................     7,000      77,756
           Astellas Pharma, Inc.................    18,600     786,909
           Bank of Kyoto, Ltd.#.................    12,000     144,792
           Benesse Corp.........................     2,814     114,514
           Bridgestone Corp.....................    22,600     385,671
           Brother Industries, Ltd.#............     8,300     119,752
           Canon Marketing Japan, Inc.#.........     2,200      42,468

                                                            Market Value
                   Security Description             Shares    (Note 2)

        ----------------------------------------------------------------
        Japan (continued)
          Capcom Co., Ltd.#........................  62,000  $2,058,433
          Canon, Inc...............................  40,300   2,175,175
          Casio Computer Co., Ltd.#................   8,792     116,092
          Central Japan Railway Co.................      60     586,227
          Chubu Electric Power Co., Inc............  25,400     569,825
          Chugai Pharmaceutical Co., Ltd.#.........  10,336     161,678
          Chuo Mitsui Trust Holdings, Inc..........  30,000     213,432
          Citizen Watch Co., Ltd.#.................  10,447      88,495
          Coca-Cola West Japan Co., Ltd.#..........   1,900      45,508
          Cosmo Oil Co., Ltd.......................  21,000      83,267
          Credit Saison Co., Ltd...................   6,054     143,281
          CSK Holdings Corp.#......................   2,300      52,035
          Dai Nippon Printing Co., Ltd.............  22,000     336,615
          Daicel Chemical Industries, Ltd..........  11,427      71,324
          Daido Steel Co., Ltd.#...................  12,000      75,925
          Daihatsu Motor Co., Ltd..................   8,000      89,850
          Daiichi Sankyo Co., Ltd.................. 129,300   3,648,904
          Daikin Industries, Ltd...................   9,910     511,387
          Dainippon Ink and Chemicals, Inc.........  22,180      71,956
          Dainippon Sumitomo Pharma Co., Ltd.#.....   7,000      59,429
          Daito Trust Construction Co., Ltd........   3,053     157,255
          Daiwa House Industry Co., Ltd.#..........  20,070     246,163
          Daiwa Securities Group, Inc..............  50,045     501,304
          Dena Co., Ltd............................      12      84,462
          Denki Kagaku Kogyo Kabushiki Kaisha......  18,226      74,688
          Denso Corp...............................  18,300     668,327
          Dentsu, Inc.#............................      72     176,209
          Dowa Mining Co., Ltd.....................  11,000      83,058
          East Japan Railway Co....................     388   2,995,940
          Eisai Co., Ltd...........................   9,506     344,459
          Electric Power Development Co., Ltd......   5,000     187,346
          Elpida Memory, Inc.+#....................  62,200   2,295,181
          FamilyMart Co., Ltd......................   2,156      78,943
          Fanuc, Ltd...............................   7,300     792,876
          Fast Retailing Co., Ltd.#................  12,900   1,115,993
          Fuji Electric Holdings Co., Ltd.#........  22,000      97,040
          Fuji Heavy Industries, Ltd.#.............  23,000     107,778
          Fuji Television Network, Inc.............      15      25,185
          FUJIFILM Holdings Corp...................  18,373     676,221
          Fujitsu, Ltd.............................  70,448     570,694
          Fukuoka Financial Group, Inc.............  30,000     149,118
          Furukawa Electric Co., Ltd...............  24,000      95,162
          Gunma Bank, Ltd..........................  16,000     114,893
          Hakuhodo DY Holdings, Inc................     720      41,525
          Hankyu Hanshin Holdings, Inc.#...........  45,600     197,678
          Haseko Corp..............................  47,500      76,598
          Hikari Tsushin, Inc.#....................   1,100      39,547
          Hino Motors, Ltd.........................  10,000      66,875
          Hirose Electric Co., Ltd.#...............   1,281     149,219
          Hisamitsu Pharmaceutical Co., Inc........   2,600     104,819
          Hitachi Chemical Co., Ltd................   3,700      82,831
          Hitachi Construction Machinery Co., Ltd..   4,100     141,567
          Hitachi High-Technologies Corp...........   2,400      54,639
          Hitachi Metals, Ltd.#....................   7,000     102,922
          Hitachi, Ltd............................. 127,849     919,271
          Hokkaido Electric Power Co., Inc.........   7,000     143,094
          Hokuhoku Financial Group, Inc............  44,177     136,194
          Hokuriku Electric Power Co.#.............   6,400     152,988
          Honda Motor Co., Ltd.....................  62,100   2,079,425
          Hoya Corp................................  15,500     430,801
          Ibiden Co., Ltd..........................   5,200     219,010
          Idemitsu Kosan Co., Ltd..................     900      96,471
          IHI Corp.................................  48,596     110,173
          Inpex Holdings, Inc......................      32     403,718

AIG Retirement Company I International Equities Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                             Market Value
                   Security Description              Shares    (Note 2)
       ------------------------------------------------------------------
       COMMON STOCK (continued)
       Japan (continued)
         Isetan Mitsukoshi Holdings, Ltd.+..........  12,534  $  150,522
         Isuzu Motors, Ltd.......................... 209,000   1,126,086
         Ito En, Ltd.#..............................   2,200      35,331
         ITOCHU Corp................................  56,000     648,074
         ITOCHU Techno-Solutions Corp...............   1,100      40,277
         J Front Retailing Co., Ltd.#...............  17,000     111,914
         Jafco Co., Ltd.#...........................   1,300      53,026
         Japan Airlines Corp.+#.....................  33,000      74,189
         Japan Petroleum Exploration Co.............   1,100      78,989
         Japan Prime Reality Investment Corp.#......      21      69,522
         Japan Real Estate Investment Corp..........      15     184,974
         Japan Retail Fund Investment Corp..........      14      91,102
         Japan Steel Works, Ltd.#................... 234,000   4,861,127
         Japan Tobacco, Inc.........................   1,070   5,196,737
         JFE Holdings, Inc..........................  51,800   2,928,552
         JGC Corp...................................  59,282   1,307,443
         JS Group Corp..............................   9,675     165,105
         JSR Corp...................................   6,600     134,917
         JTEKT Corp.#...............................   6,800     118,881
         Jupiter Telecommunications Co..............      77      64,934
         Kajima Corp.#..............................  32,000     130,526
         Kamigumi Co., Ltd..........................   9,135      72,442
         Kaneka Corp................................  12,081      88,012
         Kansai Paint Co., Ltd......................   9,000      65,652
         Kao Corp...................................  19,000     495,636
         Kawasaki Heavy Industries, Ltd.#...........  55,842     172,685
         Kawasaki Kisen Kaisha, Ltd.................  23,631     261,147
         KDDI Corp..................................     111     769,693
         Keihin Electric Express Railway Co., Ltd.#.  16,582     105,545
         Keio Corp..................................  22,000     117,701
         Keisei Electric Railway Co., Ltd...........  11,000      57,076
         Keyence Corp...............................   1,500     358,281
         Kikkoman Corp..............................   5,531      69,151
         Kinden Corp................................   6,036      60,406
         Kintetsu Corp.#............................  60,072     196,023
         Kirin Brewery Co., Ltd.....................  28,937     478,989
         Kobe Steel, Ltd............................  99,000     325,868
         Komatsu, Ltd............................... 108,900   3,450,256
         Konami Corp.#..............................   3,761     137,354
         Konica Minolta Holdings, Inc............... 138,336   2,581,170
         Kubota Corp................................  42,000     340,637
         Kuraray Co., Ltd...........................  12,961     163,642
         Kurita Water Industries, Ltd...............  36,210   1,336,150
         Kyocera Corp.#.............................   6,143     591,457
         Kyowa Hakko Kogyo Co., Ltd.................   8,671      84,226
         Kyushu Electric Power Co., Inc.............  13,700     291,102
         Lawson, Inc................................  37,700   1,666,496
         Leopalace21 Corp...........................   4,600      73,525
         Mabuchi Motor Co., Ltd.....................   1,100      59,059
         Makita Corp................................   4,700     197,951
         Marubeni Corp.............................. 263,000   2,345,096
         Marui Co., Ltd.#...........................   8,796      73,008
         Maruichi Steel Tube, Ltd...................   1,500      51,366
         Matsushita Electric Industrial Co., Ltd.... 129,000   2,936,824
         Matsushita Electric Works, Ltd.............  15,000     165,054
         Mazda Motor Corp...........................  35,000     182,603
         MEDICEO Holdings Co., Ltd..................   5,400      99,169
         Meiji Dairies Corp.#.......................  10,000      54,544
         Millea Holdings, Inc.......................  46,400   1,914,627
         Minebea Co., Ltd...........................  14,125      85,484
         Mitsubishi Chemical Holdings Corp..........  48,420     343,561
         Mitsubishi Corp............................  89,101   3,076,529
         Mitsubishi Electric Corp...................  73,000     826,115
         Mitsubishi Estate Co., Ltd.................  44,750   1,205,559
         Mitsubishi Gas Chemical Co., Inc...........  14,864     111,529

                                                               Market Value
                  Security Description                 Shares    (Note 2)

    -----------------------------------------------------------------------
    Japan (continued)
      Mitsubishi Heavy Industries, Ltd................ 121,000  $  610,624
      Mitsubishi Logistics Corp.......................   5,000      61,563
      Mitsubishi Materials Corp.......................  44,000     210,776
      Mitsubishi Motors Corp.+#....................... 137,000     243,018
      Mitsubishi Rayon Co., Ltd.#.....................  20,042      72,434
      Mitsubishi Tanabe Pharma Corp...................   9,000     117,046
      Mitsubishi UFJ Financial Group, Inc............. 388,800   3,975,777
      Mitsubishi UFJ Lease & Finance Co., Ltd.........   2,090      97,541
      Mitsubishi UFJ Nicos Co., Ltd.+.................  14,000      52,457
      Mitsui & Co., Ltd............................... 230,331   5,647,938
      Mitsui Chemicals, Inc...........................  24,000     137,735
      Mitsui Engineering & Shipbuilding Co., Ltd......  27,668     100,520
      Mitsui Fudosan Co., Ltd.........................  31,000     768,972
      Mitsui Mining & Smelting Co., Ltd...............  20,977      70,441
      Mitsui O.S.K. Lines, Ltd........................ 234,000   3,531,531
      Mitsui Sumitomo Insurance Group Holdings, Inc.+.  13,598     535,304
      Mitsumi Electric Co., Ltd.......................   3,200      92,886
      Mizuho Financial Group, Inc.....................     365   1,918,137
      Mizuho Trust & Banking Co., Ltd.#...............  55,000     103,301
      Murata Manufacturing Co., Ltd...................   8,073     424,250
      NamCo Bandai Holdings, Inc......................   7,518      97,844
      NEC Corp........................................  73,441     390,125
      NEC Electronics Corp.+..........................   1,500      35,145
      NGK Insulators, Ltd.............................  10,537     192,609
      NGK Spark Plug Co., Ltd.#.......................   7,455      92,781
      NHK Spring Co., Ltd.#...........................   7,000      65,139
      Nidec Corp......................................  39,160   2,916,012
      Nikon Corp.#....................................  70,485   2,246,534
      Nintendo Co., Ltd...............................  13,700   7,537,469
      Nippon Building Fund, Inc.......................      20     265,604
      Nippon Electric Glass Co., Ltd..................  84,000   1,633,466
      Nippon Express Co., Ltd.........................  29,879     150,217
      Nippon Meat Packers, Inc.#......................   8,000     105,559
      Nippon Mining Holdings, Inc.....................  33,500     209,732
      Nippon Oil Corp.................................  49,000     354,183
      Nippon Paper Group, Inc.#.......................      35      99,934
      Nippon Sheet Glass Co., Ltd.#...................  23,067     103,935
      Nippon Steel Corp............................... 512,389   3,203,039
      Nippon Telegraph and Telephone Corp.............     196     951,926
      Nippon Yusen Kabushiki Kaisha...................  42,000     427,092
      Nipponkoa Insurance Co., Ltd....................  26,000     243,920
      Nishi-Nippon City Bank, Ltd.....................  27,000      89,129
      Nissan Chemical Industries, Ltd.................   6,000      80,933
      Nissan Motor Co., Ltd.#.........................  83,800     744,836
      Nisshin Seifun Group, Inc.#.....................   6,963      82,827
      Nisshin Steel Co., Ltd..........................  29,000     112,237
      Nisshinbo Industries, Inc.......................   4,532      58,638
      Nissin Food Products Co., Ltd.#.................   2,955     107,077
      Nitori Co., Ltd.................................   1,450      75,925
      Nitto Denko Corp................................   6,307     299,735
      NOK Corp........................................   4,100      72,806
      Nomura Holdings, Inc............................  66,200   1,124,684
      Nomura Real Estate Holdings, Inc................   1,900      48,572
      Nomura Real Estate Office Fund, Inc.............      10      79,681
      Nomura Research Institute, Ltd..................  57,100   1,413,688
      NSK, Ltd........................................  77,077     762,581
      NTN Corp.#......................................  16,277     123,676
      NTT Data Corp.#.................................      48     198,976
      NTT DoCoMo, Inc.................................     602     959,363
      NTT Urban Development Corp......................      42      68,924
      Obayashi Corp...................................  23,861     121,772
      Obic Co, Ltd....................................     200      35,060
      Odakyu Electric Railway Co., Ltd.#..............  24,000     157,769
      OJI Paper Co., Ltd..............................  32,528     157,981
      OKUMA Corp......................................   6,000      70,973

AIG Retirement Company I International Equities Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                           Market Value
                  Security Description             Shares    (Note 2)
        ---------------------------------------------------------------
        COMMON STOCK (continued)
        Japan (continued)
          Olympus Corp............................   9,206  $  300,404
          Omron Corp..............................   7,684     166,188
          Ono Pharmaceutical Co., Ltd.............   3,700     213,745
          Onward Kashiyama Co., Ltd.#.............   4,944      57,309
          ORACLE Corp.#...........................   1,400      60,558
          Oriental Land Co., Ltd.#................   1,871     112,523
          ORIX Corp...............................   3,450     651,907
          Osaka Gas Co., Ltd......................  74,188     269,531
          Osaka Titanium Technologies Co.#........     800      48,036
          Otsuka Corp.............................     700      50,266
          Pioneer Corp.#..........................   5,411      46,862
          Promise Co., Ltd........................   2,250      71,927
          Rakuten, Inc.#..........................     244     125,680
          Resona Holdings, Inc.#..................     193     336,862
          Ricoh Co., Ltd..........................  25,000     460,302
          Rohm Co., Ltd...........................   3,808     249,604
          Sankyo Co., Ltd.........................   2,100     134,462
          Santen Pharmaceutical Co., Ltd..........   2,700      75,427
          Sanyo Electric Co., Ltd.+#..............  64,000     163,309
          Sapporo Hokuyo Holdings, Inc............      12      93,455
          Sapporo Holdings, Ltd.#.................  10,000      75,887
          SBI E*Trade Securities Co., Ltd.#.......      58      58,869
          SBI Holdings, Inc.#.....................     417     122,822
          Secom Co., Ltd..........................   7,859     381,693
          Sega Sammy Holdings, Inc.#..............   6,600      67,928
          Seiko Epson Corp.#......................   4,800     117,245
          Sekisui Chemical Co., Ltd...............  16,925     124,104
          Sekisui House, Ltd......................  17,000     179,805
          Seven & I Holdings Co., Ltd.............  30,468     890,167
          Sharp Corp..............................  37,330     651,558
          Shikoku Electric Power Co.#.............   6,100     173,013
          Shimadzu Corp...........................  10,000     107,475
          Shimamura Co., Ltd......................     900      71,799
          Shimano, Inc............................   2,640     126,215
          Shimizu Corp.#..........................  22,559     114,272
          Shin-Etsu Chemical Co., Ltd.............  15,526     977,923
          Shinko Electric Industries Co., Ltd.....   2,400      35,356
          Shinko Securities Co., Ltd..............  20,000      71,903
          Shinsei Bank, Ltd.......................  38,000     149,953
          Shionogi & Co., Ltd.....................  11,507     231,952
          Shiseido Co., Ltd.#.....................  13,000     318,773
          Showa Denko K.K.........................  42,798     130,724
          Showa Shell Sekiyu K.K..................   6,100      66,717
          SMC Corp................................   2,100     263,944
          Softbank Corp.#.........................  29,000     511,943
          Sojitz Corp.............................  45,800     174,650
          Sompo Japan Insurance, Inc..............  32,000     345,741
          Sony Corp...............................  82,862   4,150,174
          Sony Financial Holdings, Inc............      33     134,917
          Square Enix Co., Ltd....................   2,300      70,470
          Stanley Electric Co., Ltd...............   5,600     151,394
          Sumco Corp.#............................   4,900     125,498
          Sumitomo Chemical Co., Ltd..............  60,000     438,247
          Sumitomo Corp.#.........................  42,000     620,319
          Sumitomo Electric Industries, Ltd.......  27,187     350,991
          Sumitomo Heavy Industries, Ltd..........  22,000     176,551
          Sumitomo Metal Industries, Ltd.......... 446,000   2,128,040
          Sumitomo Metal Mining Co., Ltd.......... 116,341   1,952,260
          Sumitomo Mitsui Financial Group, Inc.#..     669   5,755,862
          Sumitomo Realty & Development Co., Ltd..  15,000     384,178
          Sumitomo Rubber Industries, Ltd.........   5,800      47,866
          Suruga Bank, Ltd........................  79,000   1,135,316
          Suzuken Co., Ltd........................   2,700     103,216
          Suzuki Motor Corp.#.....................  13,200     365,623
          T&D Holdings, Inc.......................   7,409     493,371

                                                           Market Value
                   Security Description            Shares    (Note 2)

         --------------------------------------------------------------
         Japan (continued)
           Taiheiyo Cement Corp...................  33,000  $   77,945
           Taisei Corp.#..........................  35,384     102,373
           Taisho Pharmaceutical Co., Ltd.........   5,000      93,578
           Taiyo Nippon Sanso Corp................  11,000      93,806
           Takashimaya Co., Ltd.#.................  12,000     123,847
           Takeda Pharmaceutical Co., Ltd.........  82,900   4,804,771
           Takefuji Corp.#........................   3,960      75,090
           TDK Corp...............................   4,700     322,339
           Teijin, Ltd............................  34,277     129,083
           Terumo Corp............................  57,300   2,853,586
           The 77 Bank, Ltd.......................  13,000      82,005
           The Bank of Yokohama, Ltd.............. 388,000   2,830,317
           The Chiba Bank, Ltd.................... 309,000   2,315,595
           The Chugoku Bank, Ltd..................   7,000     109,628
           The Chugoku Electric Power Co..........   9,500     203,662
           The Hachijuni Bank, Ltd................  17,000     117,720
           The Hiroshima Bank, Ltd................  19,000      97,685
           The Iyo Bank, Ltd......................  10,000     124,739
           The Joyo Bank, Ltd.....................  26,723     152,094
           The Kansai Electric Power Co., Inc.....  28,300     624,146
           The Shizuoka Bank, Ltd.................  23,163     260,370
           The Sumitomo Trust & Banking Co., Ltd..  54,000     460,501
           THK Co., Ltd...........................   4,400      90,780
           Tobu Railway Co., Ltd..................  30,624     149,895
           Toho Co., Ltd..........................   4,100      89,841
           Toho Gas Co., Ltd......................  18,000      93,056
           Toho Titanium Co., Ltd.#...............   1,200      26,067
           Tohoku Electric Power Co., Inc.........  15,316     328,345
           Tokai Rika Co., Ltd....................   1,800      42,772
           Tokuyama Corp..........................   9,000      68,127
           Tokyo Broadcasting System, Inc.........   1,400      31,009
           Tokyo Electric Power Co., Inc..........  45,600   1,111,668
           Tokyo Electron, Ltd....................   6,500     444,555
           Tokyo Gas Co., Ltd.....................  87,077     331,226
           Tokyo Steel Manufacturing Co., Ltd.....   4,000      55,435
           Tokyo Tatemono Co., Ltd................  11,000      93,597
           Tokyu Corp.............................  41,426     217,701
           Tokyu Land Corp........................  18,000     129,254
           TonenGeneral Sekiyu K.K.#..............  10,000      95,333
           Toppan Printing Co., Ltd...............  19,477     224,294
           Toray Industries, Inc..................  50,992     334,239
           Toshiba Corp.#......................... 116,618   1,027,681
           Toshiba Machine Co., Ltd...............  80,000     603,301
           Tosoh Corp.............................  19,718      90,341
           Toto, Ltd.#............................  10,771      82,760
           Toyo Engineering Corp..................  80,000     466,705
           Toyo Seikan Kaisha, Ltd................   5,926     116,642
           Toyo Suisan Kaisha, Ltd................   4,000      86,132
           Toyo Tanso Co., Ltd.#..................  30,000   2,316,448
           Toyoda Gosei Co., Ltd..................   2,500      80,630
           Toyota Boshoku Corp....................  62,500   1,689,670
           Toyota Industries Corp.................   6,500     229,985
           Toyota Motor Corp...................... 186,149   9,482,263
           Toyota Tsusho Corp.....................  43,000   1,048,283
           Trend Micro, Inc.#.....................   4,500     157,513
           Ube Industreis, Ltd....................  38,463     145,212
           Uni-Charm Corp.........................  27,600   1,950,484
           UNY Co., Ltd...........................   7,295      76,604
           Ushio, Inc.............................   4,200      77,968
           USS Co, Ltd............................     770      52,151
           West Japan Railway Co..................      63     295,219
           Yahoo! Japan Corp.#....................     563     242,194
           Yakult Honsha Co., Ltd.#...............   3,558      93,321
           Yamada Denki Co., Ltd..................   3,180     247,052
           Yamaguchi Financial Group, Inc.........   9,000     131,303
           Yamaha Corp............................   6,451     128,200
           Yamaha Motor Co., Ltd..................   7,100     144,465

AIG Retirement Company I International Equities Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                              Market Value
                   Security Description               Shares    (Note 2)
      --------------------------------------------------------------------
      COMMON STOCK (continued)
      Japan (continued)
        Yamaichi Securities Co., Ltd. ADR+#(1)(2)(5).   6,000 $          0
        Yamato Kogyo Co., Ltd........................   1,600       80,137
        Yamato Transport Co., Ltd....................  14,923      207,948
        Yamazaki Baking Co., Ltd.#...................   5,513       58,310
        Yaskawa Electric Corp........................  10,000      114,400
        Yokogawa Electric Corp.......................   8,300       78,733
                                                              ------------
                                                               198,626,574
                                                              ------------
      Luxembourg -- 0.5%
        Acergy SA#...................................   6,884      178,723
        ArcelorMittal#...............................  47,663    4,721,238
        Millicom International Cellular SA SDR.......   2,450      286,626
        SES SA FDR...................................  10,611      280,637
        Stolt-Nielsen SA.............................   4,500      105,367
                                                              ------------
                                                                 5,572,591
                                                              ------------
      Mauritius -- 0.0%
        Golden Agri-Resources Ltd.................... 376,000      298,248
                                                              ------------
      Netherlands -- 2.7%
        Aegon NV..................................... 251,145    3,835,295
        Akzo Nobel NV................................  41,776    3,536,269
        ASML Holding NV..............................  43,493    1,301,183
        Corio NV.....................................   1,535      134,711
        European Aeronautic Defense and Space Co.#...  11,431      267,112
        Fugro NV.....................................   2,038      179,489
        Heineken Holding NV..........................  40,420    2,090,873
        Heineken NV#.................................  34,657    2,036,468
        ING Groep NV.................................  91,817    3,505,398
        James Hardie Industries NV CDI#..............  35,718      186,059
        Koninklijke Ahold NV......................... 262,219    3,922,411
        Koninklijke DSM DV#..........................   7,756      475,537
        Koninklijke KPN NV...........................  64,718    1,178,014
        Koninklijke Philips Electronics NV...........  59,228    2,274,112
        Oce NV#......................................  20,968      295,546
        Randstad Holding NV..........................   3,468      151,177
        Reed Elsevier NV.............................  21,925      408,977
        SBM Offshore NV..............................   5,033      199,824
        SNS Reaal....................................   4,589      105,591
        STMicroelectronics NV#.......................  23,964      312,125
        TNT NV.......................................  13,312      534,114
        TomTom NV+#..................................   3,912      145,336
        Unilever NV#.................................  69,643    2,275,830
        Wolters Kluwer NV............................  10,416      293,629
                                                              ------------
                                                                29,645,080
                                                              ------------
      New Zealand -- 0.1%
        Auckland International Airport, Ltd.#........  72,958      124,051
        Contact Energy, Ltd.#........................  22,018      163,551
        Fletcher Building, Ltd.#.....................  38,245      239,735
        Sky City Entertainment Group, Ltd.#..........  36,297      106,652
        Telecom Corp. of New Zealand, Ltd.#.......... 139,030      437,926
                                                              ------------
                                                                 1,071,915
                                                              ------------
      Norway -- 1.1%
        Aker Kvaerner ASA............................  14,360      405,173
        DnB NOR ASA..................................  25,744      370,250
        Norsk Hydro ASA.............................. 217,475    3,451,578
        Orkla ASA#...................................  29,185      420,883
        Petroleum Geo-Services ASA+#.................  52,182    1,536,238
        Renewable Energy Corp. AS+#..................   5,250      155,846
        StatoilHydro ASA#............................ 104,607    4,058,348
        Storebrand ASA...............................  13,597      129,747
        Telenor ASA#.................................  52,797    1,145,714
        Yara International ASA#......................   6,686      506,992
                                                              ------------
                                                                12,180,769
                                                              ------------

                                                                    Market Value
                   Security Description                     Shares    (Note 2)

--------------------------------------------------------------------------------
Portugal -- 0.2%
  Banco BPI SA#............................................ 106,994 $   524,336
  Banco Comercial Portugues SA.............................  82,371     209,523
  Banco Espirito Santo SA..................................  27,588     497,443
  Brisa-Auto Estradas de Portugal SA.......................  10,521     149,931
  Cimpor Cimentos de Portugal SGPS SA......................   9,420      85,586
  Energias de Portugal SA..................................  64,143     404,151
  Portugal Telecom SGPS SA.................................  23,392     286,042
  PT Multimedia-Servicos de Telecomunicacoes e Multimedia
   SGPS SA.................................................   6,050      65,792
  Sonae SGPS SA............................................  31,549      51,537
                                                                    -----------
                                                                      2,274,341
                                                                    -----------
Singapore -- 1.0%
  Ascendas Real Estate Investment Trust....................  75,000     134,957
  CapitaCommercial Trust...................................  74,000     122,287
  CapitaLand, Ltd.#........................................ 127,000     610,958
  CapitaMall Trust#........................................  88,000     213,933
  City Developments, Ltd...................................  37,000     309,251
  ComfortDelGro Corp., Ltd................................. 141,000     166,729
  Cosco Corp. (Singapore), Ltd.#...........................  68,000     170,805
  DBS Group Holdings, Ltd..................................  85,000   1,217,363
  Fraser and Neave, Ltd....................................  73,730     266,967
  Jardine Cycle & Carriage, Ltd............................  11,059     133,044
  Keppel Corp., Ltd........................................  95,000     845,654
  Keppel Land, Ltd.#.......................................  27,706     108,459
  Neptune Orient Lines, Ltd.#..............................  39,000     116,294
  Olam International, Ltd..................................  91,000     209,195
  Oversea-Chinese Banking Corp............................. 188,000   1,197,136
  Parkway Holdings, Ltd.#..................................  68,000     141,838
  SembCorp Industries, Ltd.................................  74,360     261,056
  SembCorp Marine, Ltd.....................................  62,600     211,954
  Singapore Airlines, Ltd..................................  39,890     466,416
  Singapore Exchange, Ltd.#................................  65,000     383,827
  Singapore Press Holdings, Ltd.#.......................... 114,250     359,142
  Singapore Technologies Engineering, Ltd.................. 101,000     235,893
  Singapore Telecommunications, Ltd........................ 597,860   1,672,981
  United Overseas Bank, Ltd................................  91,000   1,348,742
  United Overseas Land, Ltd................................  39,700     113,716
  Venture Corp., Ltd.......................................  16,000     117,748
  Wilmar International, Ltd.#..............................  63,000     257,266
  Yanlord Land Group#......................................  35,000      55,525
                                                                    -----------
                                                                     11,449,136
                                                                    -----------
Spain -- 4.1%
  Abertis Infraestructuras SA..............................   9,867     314,073
  Acciona SA#..............................................   1,004     285,451
  Acerinox SA#.............................................  88,742   2,349,787
  ACS Actividades de Construccion y Servicios SA#..........  66,154   3,997,376
  Antena 3 de Television SA#...............................  63,811     654,215
  Banco Bilbao Vizcaya Argentaria SA....................... 124,994   2,786,603
  Banco de Sabadell SA#....................................  32,224     325,861
  Banco Popular Espanol SA#................................  27,727     447,754
  Banco Santander Central Hispano SA....................... 436,716   9,097,443
  Bankinter SA#............................................  23,724     344,726
  Cintra Concesiones de Infraestructuras de Transporte SA#.   7,600     116,936
  Criteria Caixacorp SA#...................................  29,504     202,882
  Enagas...................................................   6,284     199,926
  Endesa SA#...............................................   5,203     267,283
  Fomento de Construcciones y Contratas SA#................   1,604     110,822
  Gamesa Corp. Tecnologica SA..............................  29,844   1,544,719
  Gas Natural SDG SA.......................................  28,337   1,640,854
  Gestevision Telecinco SA#................................  31,506     490,154
  Grifols SA...............................................   4,488     128,892
  Grupo Ferrovial SA#......................................   2,217     174,524

AIG Retirement Company I International Equities Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                             Market Value
                   Security Description              Shares    (Note 2)
       ------------------------------------------------------------------
       COMMON STOCK (continued)
       Spain (continued)
         Iberdrola Renovables+#.....................  29,643 $   212,600
         Iberdrola SA............................... 122,720   1,771,752
         Iberia Lineas Aereas de Espana SA#.........  16,708      54,846
         Indra Sistemas SA#.........................   3,455      94,333
         Industria de Diseno Textil SA#.............   7,660     376,817
         Mapfre SA#.................................  23,937     129,595
         Promotora de Informaciones SA#.............   3,070      50,532
         Red Electrica de Espana....................   3,800     268,989
         Repsol YPF SA..............................  67,304   2,785,237
         Sacyr Vallehermoso SA#.....................   2,498      89,617
         Telefonica SA.............................. 457,370  13,128,156
         Union Fenosa SA#...........................   4,279     278,398
         Zardoya Otis SA#...........................   4,045     122,965
                                                             -----------
                                                              44,844,118
                                                             -----------
       Sweden -- 2.1%
         Alfa Laval AB#.............................  16,551   1,159,853
         Assa Abloy AB, Class B#....................  47,252     818,966
         Atlas Copco AB, Class A#...................  23,406     414,447
         Atlas Copco AB, Class B....................  58,326     945,288
         Axfood AB#.................................  10,250     343,346
         Boliden AB#................................  26,381     297,861
         Castellum AB#..............................   7,600      83,593
         Electrolux AB, Class B#....................   9,013     129,927
         Elekta AB, Class B#........................  16,000     287,309
         Eniro AB#..................................  43,500     245,755
         Getinge AB, Class B#.......................   6,282     170,647
         Hennes & Mauritz AB, Class B#..............  17,938     990,992
         Holmen AB#.................................  57,569   1,961,980
         Husqvarna AB, Class B#.....................  38,313     394,272
         Investor AB, Class B.......................  16,200     402,941
         Kungsleden AB#............................. 104,900     974,615
         Lundin Petroleum AB+#......................   7,887     121,910
         Modern Times Group AB, Class B#............   4,233     295,227
         Nordea Bank AB#............................  72,826   1,183,324
         Sandvik AB.................................  35,300     605,933
         SAS AB+#...................................   9,800      73,820
         Scania AB (Redemption Shares)+#............  18,810      23,416
         Scania AB, Class B#........................  18,510     364,771
         Securitas AB, Class B#.....................  11,104     138,788
         Skandinaviska Enskilda Banken AB, Class A#.  16,327     370,048
         Skanska AB, Class B........................  38,532     658,200
         SKF AB, Class B#...........................  13,577     254,548
         Ssab Svenskt Stal AB, Class A#.............   6,311     218,763
         Ssab Svenskt Stal AB, Class B..............   2,835      88,586
         Svenska Cellulosa AB, Class B..............  19,576     314,005
         Svenska Handelsbanken AB, Class A#......... 122,460   3,408,186
         Swedbank AB, Class A#......................  71,700   1,771,440
         Swedish Match AB...........................   9,218     196,250
         Tele2 AB, Class B#.........................  10,614     226,855
         Telefonaktiebolaget LM Ericsson, Class B#.. 817,157   2,222,482
         TeliaSonera AB#............................  78,544     713,382
         Volvo AB Class B...........................  38,124     603,580
                                                             -----------
                                                              23,475,306
                                                             -----------
       Switzerland -- 6.0%
         ABB, Ltd.+................................. 209,870   6,818,132
         Actelion, Ltd.+#...........................   3,433     187,584
         Adecco SA#.................................  47,371   2,702,045
         Baloise Holding AG.........................   1,802     205,054
         Compagnie Financiere Richemont SA..........  18,327   1,142,085
         Credit Suisse Group........................  44,919   2,288,509
         EFG International..........................  21,541     807,077
         Geberit AG.................................   1,393     236,299
         Givaudan SA................................     230     222,883

                                                          Market Value
                  Security Description           Shares     (Note 2)

          ------------------------------------------------------------
          Switzerland (continued)
            Holcim, Ltd........................    10,748 $ 1,005,450
            Julius Baer Holding AG.............     7,447     609,479
            Kuehne & Nagel International AG....     1,896     202,834
            Lindt + Spruengli AG#..............       150     474,934
            Logitech International SA+.........    83,857   2,746,825
            Lonza Group AG.....................    20,109   2,786,030
            Nestle SA..........................    22,783  11,202,962
            Nobel Biocare Holding AG...........     4,197     165,504
            Novartis AG........................   220,893  11,603,638
            OC Oerlikon Corp AG+#..............       249      84,214
            Pargesa Holding SA.................       948     117,062
            Rieter Holding AG..................     4,524   1,606,025
            Roche Holding AG...................    42,291   7,291,622
            Schindler Holding AG...............     1,788     144,361
            SGS SA#............................       165     247,916
            Sonova Holding AG..................    28,360   2,578,182
            Straumann AG.......................       275      75,264
            Sulzer AG..........................       958     128,775
            Swatch Group AG#...................     1,801      94,348
            Swatch Group AG, Class B#..........     1,111     310,995
            Swiss Life Holding+................     1,228     345,513
            Swiss Reinsurance..................    23,532   1,827,695
            Swisscom AG........................       796     277,999
            Syngenta AG........................     4,060   1,236,795
            UBS AG+............................   115,513   2,781,843
            Zurich Financial Services AG.......     5,111   1,499,341
                                                          -----------
                                                           66,055,274
                                                          -----------
          United Kingdom -- 19.7%
            3i Group PLC.......................    20,687     362,868
            Alliance & Leicester PLC#..........    43,403     365,617
            AMEC PLC...........................    47,509     785,353
            American Physicians Capital, Inc...    97,992   3,664,842
            Anglo American PLC.................    98,378   6,662,844
            Antofagasta PLC....................    66,862     913,222
            ARM Holdings PLC#..................   237,066     486,040
            Arriva PLC.........................   126,619   1,603,991
            Associated British Foods PLC.......    16,593     283,167
            AstraZeneca PLC....................   134,457   5,872,927
            Aviva PLC..........................   234,477   2,928,518
            BAE Systems PLC....................   468,391   4,205,416
            Balfour Beatty PLC.................    30,839     261,919
            Barclays PLC.......................   690,171   5,126,849
            BBA Aviation PLC...................    36,532     103,665
            Berkeley Group Holdings PLC+.......    33,259     534,968
            BG Group PLC.......................   186,250   4,670,814
            BHP Billiton PLC...................   252,047   9,556,218
            Bovis Homes Group PLC..............     7,609      62,325
            BP PLC............................. 1,638,346  19,732,031
            British Airways PLC................   118,921     547,702
            British Energy Group PLC...........   136,612   1,986,312
            British Land Co. PLC...............    57,501     912,369
            British Sky Broadcasting Group PLC.    39,994     430,187
            BT Group PLC.......................   314,413   1,382,662
            Bunzl PLC..........................    11,454     160,299
            Burberry Group PLC.................    98,758     978,149
            Cable & Wireless PLC...............   392,836   1,278,531
            Cadbury PLC........................    74,790     998,541
            Cairn Energy PLC+..................     4,594     307,848
            Carnival PLC.......................    11,578     439,891
            Carphone Warehouse PLC#............    14,433      67,831
            Centrica PLC.......................   509,354   2,963,877
            Close Brothers Group PLC...........    16,057     182,892
            Cobham PLC.........................   217,078     909,471
            Compass Group PLC..................   193,125   1,434,605

AIG Retirement Company I International Equities Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                              Market Value
                 Security Description                Shares     (Note 2)
     ---------------------------------------------------------------------
     COMMON STOCK (continued)
     United Kingdom (continued)
       CSR PLC+#..................................      9,834 $    61,363
       Daily Mail & General Trust.................      9,926      79,977
       Davis Service Group PLC....................     32,217     313,031
       De La Rue PLC..............................     17,268     325,301
       Diageo PLC.................................     90,273   1,761,395
       Electrocomponents PLC......................     30,067     102,592
       Enterprise Inns PLC........................     17,759     164,285
       Eurasian Natural Resources Corp.+..........     17,051     492,797
       Experian Group, Ltd........................     35,925     288,747
       FirstGroup PLC.............................     90,378     947,963
       Friends Provident PLC......................    232,811     558,483
       G4S PLC....................................     44,480     198,469
       GKN PLC....................................     24,747     142,775
       GlaxoSmithKline PLC........................    302,831   6,679,641
       Hammerson PLC..............................     10,149     183,953
       Hays PLC...................................    184,419     374,449
       HBOS PLC...................................    381,798   3,025,215
       Home Retail Group PLC......................     30,798     142,911
       HSBC Holdings PLC..........................  1,079,323  18,226,715
       ICAP PLC...................................     27,319     333,356
       IMI PLC....................................     11,310     114,932
       Imperial Tobacco Group PLC.................     35,676   1,431,080
       Inchcape PLC...............................     15,314     132,414
       Intercontinental Hotels Group PLC..........      9,310     153,439
       International Power PLC....................    103,311     909,664
       Intertek Group PLC.........................      9,884     200,295
       Invensys PLC+..............................     43,355     276,755
       Investec PLC...............................     14,042      97,494
       ITV PLC....................................    332,911     388,424
       J Sainsbury PLC............................    139,559     963,437
       Johnson Matthey PLC........................      7,534     300,721
       Kazakhmys PLC..............................     31,541   1,055,905
       Kesa Electricals PLC.......................    141,094     567,371
       Kingfisher PLC.............................     82,258     223,560
       Ladbrokes PLC..............................     21,106     131,175
       Land Securities Group PLC..................     16,322     456,531
       Legal & General Group PLC..................  1,273,545   3,022,273
       Liberty International PLC#.................      8,893     155,462
       Lloyds TSB Group PLC.......................    198,290   1,508,324
       LogicaCMG PLC..............................     51,169     123,153
       London Stock Exchange Group PLC............     17,711     360,310
       Lonmin PLC.................................      5,487     375,640
       Man Group PLC, Class B.....................    357,939   4,403,147
       Marks & Spencer Group PLC..................    109,157     821,671
       Meggitt PLC................................     23,095     111,399
       Mitchells & Butlers PLC....................     14,147      91,077
       Mondi PLC..................................    249,382   1,778,403
       National Express Group PLC.................      4,557      82,461
       National Grid PLC..........................     96,119   1,420,400
       Next PLC...................................      7,030     161,121
       Old Mutual PLC.............................    593,503   1,375,534
       Pearson PLC................................     38,379     518,870
       Persimmon PLC..............................     10,536     100,493
       Prudential PLC.............................     86,715   1,142,295
       Punch Taverns PLC..........................     24,792     272,563
       Reckitt Benckiser Group PLC................     21,234   1,250,937
       Reed Elsevier PLC..........................     49,095     618,525
       Rentokil Initial PLC.......................     63,687     125,842
       Rexam PLC..................................     22,548     197,979
       Rio Tinto PLC..............................     48,089   5,767,963
       Rolls-Royce Group PLC+.....................     63,949     535,525
       Rolls-Royce Group PLC B Share Entitlement#. 21,844,299      43,271
       Royal & Sun Alliance Insurance Group PLC...    114,225     310,214
       Royal Bank of Scotland Group PLC...........    658,341   2,979,886
       Royal Dutch Shell PLC, Class A#............    321,459  13,690,731

                                                           Market Value
                 Security Description            Shares      (Note 2)

        ----------------------------------------------------------------
        United Kingdom (continued)
          Royal Dutch Shell PLC, Class B.......   261,612 $   10,908,684
          RT Group PLC+(1)(2)(5)...............    10,000            990
          SABMiller PLC........................   188,599      4,856,745
          Sage Group PLC.......................    45,809        204,172
          Schroders PLC........................     4,331         90,082
          Scottish and Southern Energy PLC.....    63,151      1,841,411
          Segro PLC............................    15,302        126,248
          Serco Group PLC......................    17,025        150,581
          Severn Trent PLC.....................    59,461      1,716,146
          Shire, Ltd...........................    62,412      1,064,471
          Smith & Nephew PLC...................    79,609        853,932
          Smiths Group PLC.....................    13,609        271,198
          Stagecoach Group PLC.................   346,634      1,593,022
          Standard Chartered PLC...............    49,490      1,839,132
          Standard Life PLC....................    76,315        379,443
          Tate & Lyle PLC......................    16,039        147,262
          Taylor Woodrow PLC...................    37,044         62,373
          Tesco PLC............................   275,966      2,263,724
          The Capita Group PLC.................    50,871        681,712
          Thomas Cook Group PLC................   103,878        509,286
          Thomson Reuters PLC..................     7,105        229,270
          Tomkins PLC..........................    30,920        110,708
          TUI Travel PLC.......................    19,617         94,914
          Tullett Prebon PLC...................    43,252        396,903
          Tullow Oil PLC.......................    25,264        445,405
          Unilever PLC.........................    72,628      2,404,048
          United Business Media PLC............     8,120         99,003
          United Utilities PLC.................    48,457        718,474
          Vedanta Resources PLC................     5,055        250,737
          Vodafone Group PLC................... 3,306,643     10,627,585
          Whitbread PLC........................     6,167        156,612
          William Hill PLC.....................    12,184         91,473
          William Morrison Supermarkets PLC....   126,051        730,356
          Wolseley PLC.........................    23,224        253,024
          WPP Group PLC........................    39,309        476,158
          Xstrata PLC..........................    25,728      2,032,978
                                                          --------------
                                                             216,995,107
                                                          --------------
        United States -- 0.2%
          Synthes, Inc.........................    18,089      2,544,349
                                                          --------------
        Total Common Stock
           (cost $914,578,819).................            1,004,472,087
                                                          --------------
        EXCHANGE TRADED FUNDS -- 3.3%
        United States -- 3.3%
          iShares MSCI Australia Index Fund#...   163,000      4,738,410
          iShares MSCI Hong Kong Index Fund#...    73,300      1,422,753
          iShares MSCI Japan Index Fund#....... 1,088,900     14,776,373
          iShares MSCI Singapore Index Fund....    45,900        631,125
          Vanguard Int'l Equity Index European.   211,000     15,219,430
                                                          --------------
                                                              36,788,091
                                                          --------------
        Total Exchange Traded Funds
           (cost $35,506,018)..................               36,788,091
                                                          --------------
        PREFERRED STOCK -- 0.4%
        Germany -- 0.4%
          Bayerische Motoren Werke AG#.........    28,824      1,366,364
          Fresenius AG.........................     5,931        521,795
          Henkel KGaA..........................     6,256        299,088
          Porsche Automobil Holding SE.........     4,123        769,209
          ProSiebenSat.1Media AG...............     2,880         40,594
          RWE AG...............................     1,370        145,062
          Volkswagen AG........................     3,694        560,097
                                                          --------------
                                                               3,702,209
                                                          --------------

AIG Retirement Company I International Equities Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                    Shares/
                                                   Principal     Market Value
              Security Description                 Amount (7)      (Note 2)
 -----------------------------------------------------------------------------
 PREFERRED STOCK (continued)
 Italy -- 0.0%
   IFI -- Istituto Finanziario Industriale SpA+.          2,291 $       64,406
   Unipol Gruppo Finanziario SpA#...............         31,983         72,596
                                                                --------------
                                                                       137,002
                                                                --------------
 Total Preferred Stock
    (cost $3,130,267)...........................                     3,839,211
                                                                --------------
 FOREIGN CORPORATE BONDS & NOTES -- 0.0%
 United Kingdom -- 0.0%
   National Grid Gas Holdings PLC
    Bonds
    7.00% due 12/16/24.......................... GBP      5,000         10,338
   National Grid Gas Holdings PLC
    Bonds
    7.18% due 12/14/09.......................... GBP      5,000          9,941
   National Grid Gas Holdings PLC
    Bonds
    4.19% due 12/14/22.......................... GBP      5,000         14,579
                                                                --------------
                                                                        34,858
                                                                --------------
 Total Foreign Corporate Bonds & Notes
    (cost $22,843)..............................                        34,858
                                                                --------------
 RIGHTS -- 0.0%
 Denmark -- 0.0%
   Carlsberg A/S
    Expires 06/10/08+...........................          2,599         52,039
                                                                --------------
 Japan -- 0.0%
   Dowa Mining Co., Ltd.
    Expires 01/29/10+...........................         14,000          5,279
                                                                --------------
 Portugal -- 0.0%
   Banco BPI SA
    Expires 06/11/08+#..........................        105,668         18,905
                                                                --------------
 Singapore -- 0.0%
   Parkway Holdings, Ltd.
    Expires 06/09/08+#..........................         21,933         10,632
                                                                --------------
 Switzerland -- 0.0%
   UBS AG
    Expires 06/17/08+...........................         90,228        120,333
                                                                --------------
 Total Rights
    (cost $46,055)..............................                       207,188
                                                                --------------
 Total Long-Term Investment Securities
    (cost $953,284,002).........................                 1,045,341,435
                                                                --------------
 SHORT-TERM INVESTMENT SECURITIES -- 15.5%
 Collective Investment Pool -- 14.7%
   Securities Lending Quality Trust(3)..........    162,523,740    162,523,740
                                                                --------------
 Time Deposits -- 0.5%
   Euro Time Deposit with State Street Bank &
    Trust Co.
    0.85% due 06/02/08..........................   $  5,119,000      5,119,000
   Euro Time Deposit with State Street Bank &
    Trust Co.
    0.50% due 06/02/08..........................        259,000        259,000
                                                                --------------
                                                                     5,378,000
                                                                --------------


                                                           Principal    Market Value
                 Security Description                      Amount (7)     (Note 2)

--------------------------------------------------------------------------------------
U.S. Government Treasuries -- 0.3%
  United States Treasury Bills
   0.83% due 06/05/08(6)................................. $   100,000  $       99,991
   0.91% due 06/19/08(6).................................     100,000          99,954
   1.07% due 06/05/08(6).................................     150,000         149,982
   1.70% due 07/10/08(6).................................   2,650,000       2,645,120
                                                                       --------------
                                                                            2,995,047
                                                                       --------------
Total Short-Term Investment Securities
   (cost $170,896,787)...................................                 170,896,787
                                                                       --------------
REPURCHASE AGREEMENT -- 1.3%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 1.71%, dated 05/30/08, to be repurchased
   06/02/08 in the amount of $14,591,079 and
   collateralized by Federal Home Loan Bank Bonds,
   bearing interest at 4.50% due 04/06/09 and having
   approximate value of $15,030,750
   (cost $14,589,000)....................................  14,589,000      14,589,000
                                                                       --------------
TOTAL INVESTMENTS
   (cost $1,138,769,789)(4)..............................       111.6%  1,230,827,222
Liabilities in excess of other assets....................       (11.6)   (127,976,868)
                                                          -----------  --------------
NET ASSETS --                                                   100.0% $1,102,850,354
                                                          ===========  ==============

--------
#  The security or a portion thereof is out on loan (See Note 2)
+  Non-income producing security
(1)Fair valued security; see Note 2
(2)To the extent permitted by the Statement of Additional Information, the International Equities Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2008, the International Equities Fund held the following restricted securities:

                                                                 Market
                          Acquisition        Acquisition Market   Value      % of
          Name               Date     Shares    Cost     Value  Per Share Net Assets
------------------------- ----------- ------ ----------- ------ --------- ----------
RT Group PLC.............  04/02/01   10,000  $ 56,191    $990    $0.10      0.00%
Yamaichi Securities Co.,
 Ltd.....................  08/04/93    6,000   478,650       0     0.00      0.00
                                                          ----               ----
                                                          $990               0.00%
                                                          ====               ====

(3)The security is purchased with the cash collateral received from securities loaned (see Note 2).
(4)See Note 5 for cost of investments on a tax basis.
(5)Illiquid security
(6)The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(7)Denominated in United States Dollars unless otherwise indicated.

ADR--American Depository Receipt
FDR--Fiduciary Depository Receipts
RNC--Risparmio Non-Convertible Savings Shares
SDR--Swedish Depository Receipt
VVPR--Reduced tax rate shares

AIG Retirement Company I International Equities Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------

Open Futures Contracts
----------------------------------------------------------------------------------
                                                                      Unrealized
Number of                       Expiration  Value at   Value as of   Appreciation
Contracts     Description          Date    Trade Date  May 31, 2008 (Depreciation)
----------------------------------------------------------------------------------
 12 Long  MSCI Singapore Index. June 2008  $   673,471 $   693,885    $   20,414
  6 Long  Hang Seng Index...... June 2008      928,084     940,309        12,225
 39 Long  OMXS 30 Index........ June 2008      653,280     652,975          (305)
  2 Long  IBEX 35 Index........ June 2008      436,177     422,455       (13,722)
  8 Long  CAC 40 10 Euro Index. June 2008      608,609     623,527        14,918
  2 Long  Amsterdam Index...... June 2008      299,923     302,067         2,144
  2 Long  S&P/MIB Index........ June 2008      478,476     517,668        39,192
 25 Long  SPI 200 Index........ June 2008    3,168,508   3,399,349       230,841
830 Long  MSCI Pan Euro Index.. June 2008   25,756,166  27,924,603     2,168,437
 11 Long  FTSE 100 Index....... June 2008    1,229,404   1,313,205        83,801
  2 Long  DAX Index............ June 2008      508,430     552,175        43,745
 68 Long  Topix Index.......... June 2008    7,949,667   9,043,471     1,093,804
 12 Long  Nikkei 225 Index..... June 2008      759,324     862,200       102,876
                                                                      ----------
                                                                      $3,798,370
                                                                      ==========

Currency Legend
GBP--British Pound

See Notes to Financial Statements

AIG Retirement Company I International Government Bond Fund
PORTFOLIO PROFILE -- May 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

                  Sovereign............................ 77.8%
                  Repurchase Agreements................  8.2
                  United States Treasury Bonds.........  1.6
                  United States Treasury Notes.........  1.6
                  Cosmetics & Toiletries...............  1.1
                  Banks -- Commercial..................  1.0
                  Cellular Telecom.....................  0.8
                  Finance -- Credit Card...............  0.5
                  Diversified Financial Services.......  0.5
                  Transport -- Marine..................  0.5
                  Medical -- Drugs.....................  0.5
                  Steel -- Producers...................  0.5
                  Beverages - Non -- alcoholic.........  0.5
                  Aerospace/Defense....................  0.4
                  Federal Home Loan Mtg. Corp..........  0.3
                  Special Purpose Entities.............  0.3
                  Banks -- Super Regional..............  0.3
                  Electric -- Integrated...............  0.3
                  Finance -- Investment Banker/Broker..  0.3
                  Banks -- Mortgage....................  0.2
                  Diversified Operations...............  0.2
                  Telephone -- Integrated..............  0.1
                  Sovereign Agency.....................  0.1
                  Diversified Manufacturing Operations.  0.1
                                                        ----
                                                        97.7%
                                                        ====

Country Allocation*

                 United States........................... 18.4%
                 Japan................................... 16.3
                 Germany.................................  9.3
                 Brazil..................................  7.3
                 United Kingdom..........................  5.3
                 Mexico..................................  4.2
                 Russia..................................  4.0
                 Netherlands.............................  3.6
                 Turkey..................................  3.2
                 Italy...................................  2.9
                 Belgium.................................  2.2
                 Luxembourg..............................  2.0
                 Colombia................................  1.7
                 France..................................  1.6
                 Indonesia...............................  1.3
                 Canada..................................  1.3
                 Uruguay.................................  1.2
                 Philippines.............................  1.1
                 Greece..................................  1.0
                 Denmark.................................  0.9
                 Austria.................................  0.8
                 Peru....................................  0.8
                 Norway..................................  0.7
                 Ireland.................................  0.7
                 Spain...................................  0.6
                 Argentina...............................  0.6
                 Singapore...............................  0.5
                 Venezuela...............................  0.5
                 Poland..................................  0.4
                 Ukrainian SSR...........................  0.4
                 Sweden..................................  0.4
                 Switzerland.............................  0.4
                 Australia...............................  0.4
                 Hungary.................................  0.4
                 Panama..................................  0.3
                 South Africa............................  0.3
                 Finland.................................  0.3
                 Bermuda.................................  0.2
                 Ecuador.................................  0.1
                 Pakistan................................  0.1
                                                          ----
                                                          97.7%
                                                          ====

Credit Quality+#

                         Government -- Treasury.   6.9%
                         Government -- Agency...   0.8
                         AAA....................  26.4
                         AA.....................  22.6
                         A......................   9.3
                         BBB....................  14.3
                         BB.....................  13.0
                         B......................   1.4
                         Not Rated@.............   5.3
                                                 -----
                                                 100.0%
                                                 =====

*  Calculated as a percentage of net assets
@ Represents debt issues that either have no rating or the rating is unavailable from the data source.
+  Source: Standard and Poors.
# Calculated as a percentage of total debt issues, excluding short-term securities.

AIG Retirement Company I International Government Bond Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008
--------------------------------------------------------------------------------


                                                 Principal    Market Value
               Security Description              Amount(4)      (Note 2)
      --------------------------------------------------------------------
      CORPORATE BONDS & NOTES -- 3.5%
      United States -- 3.5%
        American Express Credit Corp.
         Senior Notes
         1.65% due 11/01/11.................. JPY  50,000,000  $  476,202
        American Express Credit Corp.
         Senior Notes
         5.88% due 05/02/13..................         480,000     480,067
        Berkshire Hathaway Finance Corp.
         4.60% due 05/15/13*.................         700,000     696,515
        Federal Home Loan Bank Corp.
         Bonds
         3.63% due 12/17/10..................         250,000     251,015
        General Electric Co.
         Senior Notes
         5.25% due 12/06/17..................         250,000     244,503
        Lehman Brothers Holdings, Inc.
         Notes
         5.63% due 01/24/13..................         500,000     475,771
        PepsiCo, Inc.
         Notes
         5.00% due 06/01/18..................         300,000     291,716
        Procter & Gamble Co.
         Senior Notes
         2.00% due 06/21/10.................. JPY 200,000,000   1,925,483
        Schering-Plough Corp.
         Notes
         5.00% due 10/01/10.................. EUR     300,000     454,978
        Verizon Communications, Inc.
         5.25% due 04/15/13..................         500,000     504,168
        Wachovia Corp.
         Notes
         5.50% due 05/01/13..................         500,000     494,498
                                                               ----------
      Total Corporate Bonds & Notes
         (cost $6,126,615)...................                   6,294,916
                                                               ----------
      FOREIGN CORPORATE BOND & NOTES -- 8.9%
      Brazil -- 0.3%
        Independencia International, Ltd.
         Company Guar. Notes
         9.88% due 05/15/15*.................         500,000     501,903
                                                               ----------
      Bermuda -- 0.2%
        Noble Group, Ltd.
         Senior Notes
         8.50% due 05/30/13*.................         340,000     337,919
                                                               ----------
      Canada -- 0.3%
        Royal Bank of Canada
         Bonds
         4.50% due 11/05/12.................. EUR     350,000     531,653
                                                               ----------
      France -- 0.4%
        BNP Paribas SA
         Notes
         4.75% due 05/28/13.................. EUR     250,000     384,640
        Compagnie de Financement Foncier
         Bonds
         3.88% due 02/11/11.................. EUR     250,000     378,271
                                                               ----------
                                                                  762,911
                                                               ----------
      Germany -- 0.4%
        Bundesschatzanweisungen
         Bonds
         3.00% due 03/12/10.................. EUR     500,000     760,497
                                                               ----------
      Ireland -- 0.7%
        VIP Finance (Vimpelcom)
         Notes
         9.13% due 04/30/18*.................       1,130,000   1,166,809
                                                               ----------

                                                  Principal    Market Value
              Security Description                Amount(4)      (Note 2)

    -----------------------------------------------------------------------
    Italy -- 0.1%
      Intesa Sanpaolo SpA
       Notes
       5.75% due 05/28/18(1)................... EUR    100,000  $  152,650
                                                                ----------
    Japan -- 0.2%
      Government of Japan
       Bond
       2.10% due 03/20/27...................... JPY 50,000,000     461,715
                                                                ----------
    Luxembourg -- 2.0%
      Coca Cola Enterprises, Inc.
       Company Guar. Notes
       3.13% due 12/15/08...................... EUR    350,000     538,963
      Evraz Group SA
       Notes
       8.88% due 04/24/13*.....................        860,000     872,900
      Mobile Telesystems Finance SA
       Company Guar. Senior Notes
       8.38% due 10/14/10......................        320,000     332,633
      RSHB Capital SA
       Notes
       7.75% due 05/29/18*.....................        378,000     379,512
      TNK-BP Finance SA
       Company Guar. Notes
       7.88% due 03/13/18......................        460,000     452,548
      TNK-BP Finance SA
       Company Guar. Notes
       6.13% due 03/20/12......................        480,000     463,680
      VTB Capital SA
       Notes
       6.88% due 05/29/18*.....................        580,000     575,650
                                                                ----------
                                                                 3,615,886
                                                                ----------
    Netherlands -- 2.6%
      E. On International Finance BV
       Notes
       5.13% due 05/07/13...................... EUR    200,000     307,350
      E. On International Finance BV
       Notes
       5.80% due 04/30/18*.....................        500,000     491,958
      ING Bank HV
       Notes
       5.25% due 06/05/18...................... EUR    250,000     386,133
      Netherlands Government
       Bonds
       3.75% due 07/15/14...................... EUR    340,000     510,627
      Netherlands Government
       Bonds
       4.25% due 07/15/13...................... EUR  1,900,000   2,935,440
                                                                ----------
                                                                 4,631,508
                                                                ----------
    Singapore -- 0.5%
      PSA International Pte, Ltd.
       Senior Bonds
       5.75% due 06/29/11*.....................        860,000     893,962
                                                                ----------
    United Kingdom -- 1.2%
      Aviva PLC
       Notes
       6.88% due 05/22/38(5)................... EUR    200,000     302,687
      BAE Systems PLC
       Bonds
       11.88% due 12/29/08..................... GBP    320,000     651,618
      British Telecom PLC
       Notes
       6.38% due 06/23/37...................... GBP    150,000     273,733
      Credit Suisse First Boston
       International for City of Kiev Ukraine
       Bonds
       8.00% due 11/06/15......................        570,000     549,694

AIG Retirement Company I International Government Bond Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                   Principal   Market Value
                Security Description               Amount(4)     (Note 2)
     ----------------------------------------------------------------------
     FOREIGN CORPORATE BOND & NOTES (continued)
     United Kingdom (continued)
       Glaxosmithkline Capital PLC
        Senior Notes
        5.25% due 04/10/42...................... GBP   250,000 $   437,041
                                                               -----------
                                                                 2,214,773
                                                               -----------
     Total Foreign Corporate Bond
        (cost 16,035,402).......................                16,032,186
                                                               -----------
     FOREIGN GOVERNMENT AGENCIES -- 65.5%
     Argentina -- 0.6%
       Republic of Argentina
        Notes
        1.33% due 12/31/38(2)...................       592,134     217,609
       Republic of Argentina
        Notes
        8.28% due 12/31/33......................       984,360     802,254
                                                               -----------
                                                                 1,019,863
                                                               -----------
     Australia -- 0.4%
       Queensland Treasury Corp.
        Government Guar. Bonds
        6.00% due 07/14/09...................... AUD   670,000     632,026
                                                               -----------
     Austria -- 0.8%
       Republic of Austria
        Bonds
        4.15% due 03/15/37*..................... EUR   745,000   1,022,696
       Republic of Austria
        Bonds
        6.25% due 07/15/27...................... EUR   235,000     425,659
                                                               -----------
                                                                 1,448,355
                                                               -----------
     Belgium -- 2.2%
       Kingdom of Belgium
        Bonds
        4.00% due 03/28/17...................... EUR 2,445,000   3,629,707
       Kingdom of Belgium
        Bonds
        4.25% due 09/28/14...................... EUR   150,000     230,112
                                                               -----------
                                                                 3,859,819
                                                               -----------
     Brazil -- 7.0%
       Federal Republic of Brazil
        Bonds
        6.00% due 01/17/17......................     2,320,000   2,449,920
       Federal Republic of Brazil
        Bonds
        7.13% due 01/20/37......................       570,000     668,325
       Federal Republic of Brazil
        Notes
        8.00% due 01/15/18......................     1,500,000   1,713,750
       Federal Republic of Brazil
        Bonds
        8.25% due 01/20/34......................     1,290,000   1,659,585
       Federal Republic of Brazil
        Notes
        8.75% due 02/04/25......................     1,020,000   1,315,800
       Federal Republic of Brazil
        Bonds
        8.88% due 10/14/19......................       740,000     958,300
       Federal Republic of Brazil
        Notes
        8.88% due 04/15/24......................       275,000     357,500
       Federal Republic of Brazil
        Notes
        11.00% due 08/17/40.....................     2,520,000   3,428,460
                                                               -----------
                                                                12,551,640
                                                               -----------

                                            Principal     Market Value
             Security Description           Amount(4)       (Note 2)

         -------------------------------------------------------------
         Canada -- 1.0%
           Government of Canada
            Bonds
            5.25% due 06/01/13.......... CAD      820,000  $  897,675
           Government of Canada
            Bonds
            8.00% due 06/01/23.......... CAD      630,000     915,580
                                                           ----------
                                                            1,813,255
                                                           ----------
         Colombia -- 1.7%
           Republic of Colombia
            Bonds
            7.38% due 09/18/37..........        1,450,000   1,645,750
           Republic of Columbia
            Bonds
            8.13% due 05/21/24.......... COP      260,000     314,600
           Republic of Colombia
            Bonds
            12.00% due 10/22/15.........    1,845,000,000   1,112,693
                                                           ----------
                                                            3,073,043
                                                           ----------
         Denmark -- 0.9%
           Kingdom of Denmark
            Bonds
            4.00% due 11/15/15.......... DKK    8,200,000   1,641,808
                                                           ----------
         Ecuador -- 0.1%
           Republic of Ecuador
            Bonds
            10.00% due 08/15/30(2)......          170,000     171,700
                                                           ----------
         Finland -- 0.3%
           Finland Government
            Bond
            4.38% due 07/04/19.......... EUR      320,000     484,846
                                                           ----------
         France -- 1.2%
           France Telecom SA
            Notes
            5.25% due 05/22/14.......... EUR      170,000     260,619
           France Telecom SA
            Notes
            5.63% due 05/22/18.......... EUR      110,000     168,052
           Government of France
            Bonds
            3.00% due 10/25/15.......... EUR      325,000     459,896
           Government of France
            Bonds
            5.50% due 04/25/29.......... EUR          347         581
           Government of France
            Notes
            3.75% due 01/12/12.......... EUR      295,000     448,803
           Government of France
            Bond
            4.00% due 04/25/18.......... EUR      600,000     889,671
                                                           ----------
                                                            2,227,622
                                                           ----------
         Germany -- 8.9%
           Federal Republic of Germany
            Bonds
            3.75% due 01/04/15.......... EUR      290,000     435,742
           Federal Republic of Germany
            Bonds
            3.75% due 01/04/17.......... EUR    1,600,000   2,371,311
           Federal Republic of Germany
            Bonds
            4.00% due 01/04/18.......... EUR      700,000   1,054,154
           Federal Republic of Germany
            Bonds
            4.00% due 01/04/37.......... EUR    1,605,000   2,182,583

AIG Retirement Company I International Government Bond Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                 Principal    Market Value
              Security Description               Amount(4)      (Note 2)
     ---------------------------------------------------------------------
     FOREIGN GOVERNMENT AGENCIES (continued)
     Germany (continued)
       Federal Republic of Germany
        Bonds
        4.25% due 01/04/14................... EUR   2,435,000 $ 3,772,301
       Federal Republic of Germany
        Bonds
        4.25% due 07/04/14................... EUR   2,340,000   3,621,706
       Federal Republic of Germany
        Bonds
        4.25% due 07/04/39................... EUR     610,000     862,932
       Federal Republic of Germany
        Bonds
        4.50% due 01/04/13................... EUR     690,000   1,079,296
       Federal Republic of Germany
        Bonds
        6.25% due 01/04/24................... EUR     350,000     634,036
                                                              -----------
                                                               16,014,061
                                                              -----------
     Greece -- 1.0%
       Hellenic Republic Government
        Bonds
        4.60% due 07/18/18................... EUR   1,050,000   1,586,034
       Republic of Greece
        Bonds
        6.00% due 05/19/10................... EUR     155,000     247,242
                                                              -----------
                                                                1,833,276
                                                              -----------
     Hungary -- 0.4%
       Government of Hungary
        Bonds
        6.25% due 08/24/10................... HUF 104,000,000     630,496
                                                              -----------
     Indonesia -- 1.3%
       Republic of Indonesia
        Bonds
        6.63% due 02/17/37...................       1,330,000   1,155,492
       Republic of Indonesia
        Bonds
        6.88% due 01/17/18*..................         350,000     350,000
       Republic of Indonesia
        Bonds
        7.50% due 01/15/16...................         370,000     389,830
       Republic of Indonesia
        Notes
        8.50% due 10/12/35...................         420,000     453,284
                                                              -----------
                                                                2,348,606
                                                              -----------
     Italy -- 1.8%
       Italy Buoni Poliennali Del Tesoro
        Bonds
        3.75% due 08/01/21................... EUR     295,000     406,764
       Italy Buoni Poliennali Del Tesoro
        Bonds
        4.50% due 08/01/18................... EUR   1,890,000   2,856,566
                                                              -----------
                                                                3,263,330
                                                              -----------
     Japan -- 16.1%
       Government of Japan
        Bonds
        0.80% due 03/20/13................... JPY 350,000,000   3,237,905
       Government of Japan
        Bonds
        1.10% due 03/20/11................... JPY 265,000,000   2,518,030

                                          Principal    Market Value
              Security Description        Amount(4)      (Note 2)

            -------------------------------------------------------
            Japan (continued)
              Government of Japan
               Bonds
               1.30% due 06/20/12..... JPY 400,000,000 $ 3,800,755
              Government of Japan
               Bonds
               1.40% due 12/20/14..... JPY 400,000,000   3,776,968
              Government of Japan
               Bonds
               1.40% due 12/20/15..... JPY 561,850,000   5,281,337
              Government of Japan
               Bonds
               1.70% due 09/20/17..... JPY 120,000,000   1,139,117
              Government of Japan
               Bonds
               1.90% due 12/20/10..... JPY 346,500,000   3,361,855
              Government of Japan
               Bonds
               2.00% due 03/20/09..... JPY  85,000,000     813,721
              Government of Japan
               Bonds
               2.00% due 03/20/25..... JPY 470,700,000   4,329,319
              Government of Japan
               Bonds
               5.00% due 09/21/09..... JPY  62,900,000     627,813
                                                       -----------
                                                        28,886,820
                                                       -----------
            Mexico -- 4.2%
              United Mexican States
               Notes
               5.63% due 01/15/17.....       2,490,000   2,558,475
              United Mexican States
               Notes
               6.05% due 01/11/40.....         410,000     403,850
              United Mexican States
               Notes
               6.75% due 09/27/34.....       1,673,000   1,828,924
              United Mexican States
               Bonds
               7.25% due 12/15/16..... MXN  14,050,000   1,286,388
              United Mexican States
               Bonds
               7.50% due 04/08/33.....         440,000     520,300
              United Mexican States
               Bonds
               8.30% due 08/15/31.....         240,000     307,200
              United Mexican States
               Bonds
               9.00% due 12/24/09..... MXN   6,600,000     650,375
                                                       -----------
                                                         7,555,512
                                                       -----------
            Netherlands -- 1.0%
              Netherlands Government
               Bonds
               4.00% due 07/15/18..... EUR   1,170,000   1,732,674
                                                       -----------
            Norway -- 0.7%
              Kingdom of Norway
               Bonds
               5.50% due 05/15/09..... NOK   6,800,000   1,326,377
                                                       -----------
            Pakistan -- 0.1%
              Republic of Pakistan
               Bonds
               6.88% due 06/01/17*....         159,000     122,430
                                                       -----------

AIG Retirement Company I International Government Bond Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                 Principal   Market Value
               Security Description              Amount(4)     (Note 2)
      -------------------------------------------------------------------
      FOREIGN GOVERNMENT AGENCIES (continued)
      Panama -- 0.3%
        Republic of Panama
         Bonds
         6.70% due 01/26/36...................       580,000  $  606,100
                                                              ----------
      Peru -- 0.8%
        Republic of Peru
         Notes
         7.35% due 07/21/25...................       905,000   1,036,225
        Republic of Peru
         Bonds
         8.75% due 11/21/33...................       280,000     368,200
                                                              ----------
                                                               1,404,425
                                                              ----------
      Philippines -- 1.1%
        Republic of Philippines
         Bonds
         7.75% due 01/14/31...................       350,000     387,625
        Republic of Philippines
         Notes
         8.00% due 01/15/16...................       470,000     529,925
        Republic of Philippines
         Notes
         8.88% due 03/17/15...................       550,000     649,000
        Republic of Philippines
         Senior Notes
         9.50% due 02/02/30...................       350,000     453,688
                                                              ----------
                                                               2,020,238
                                                              ----------
      Poland -- 0.4%
        Republic of Poland
         Bonds
         4.25% due 05/24/11................... PLN 1,825,000     792,494
                                                              ----------
      Russia -- 4.0%
        Russian Federation
         Bonds
         7.50% due 03/31/30(2)................     6,304,000   7,177,734
                                                              ----------
      South Africa -- 0.3%
        Republic of South Africa
         Bonds
         5.88% due 05/30/22...................       530,000     495,158
                                                              ----------
      Spain -- 0.6%
        Kingdom of Spain
         Bonds
         5.75% due 07/30/32................... EUR   615,000   1,053,852
                                                              ----------
      Sweden -- 0.4%
        Kingdom of Sweden
         Bonds
         4.50% due 08/12/15................... SEK 4,260,000     714,200
                                                              ----------
      Switzerland -- 0.4%
        Government of Switzerland
         Bonds
         3.50% due 08/07/10................... CHF   720,000     704,412
                                                              ----------
      Turkey -- 3.2%
        Republic of Turkey
         Notes
         6.88% due 03/17/36...................       570,000     517,275
        Republic of Turkey
         Notes
         7.00% due 06/05/20...................     1,020,000   1,014,900
        Republic of Turkey
         Notes
         7.25% due 03/15/15...................     1,010,000   1,049,137

                                                Principal   Market Value
               Security Description             Amount(4)     (Note 2)

       -----------------------------------------------------------------
       Turkey (continued)
         Republic of Turkey
          Notes
          7.25% due 03/05/38..................      580,000 $    546,650
         Republic of Turkey
          Notes
          7.38% due 02/05/25..................      280,000      280,700
         Republic of Turkey
          Notes
          8.00% due 02/14/34..................      240,000      250,944
         Republic of Turkey
          Notes
          9.50% due 01/15/14..................      700,000      804,090
         Republic of Turkey
          Senior Notes
          11.88% due 01/15/30.................      840,000    1,274,238
                                                            ------------
                                                               5,737,934
                                                            ------------
       Ukrainian SSR -- 0.4%
         Ukrainian Soviet Socialist Republic
          Senior Notes
          6.58% due 11/21/16..................      260,000      250,510
         Ukrainian Soviet Socialist Republic
          Bonds
          6.75% due 11/14/17*.................      510,000      492,150
                                                            ------------
                                                                 742,660
                                                            ------------
       United Kingdom -- 0.2%
         United Kingdom
          Bonds
          5.00% due 03/07/18.................. GBP  150,000      297,230
                                                            ------------
       Uruguay -- 1.2%
         Republic of Uruguay
          Notes
          7.63% due 03/21/36..................      510,000      538,050
         Republic of Uruguay
          Bonds
          8.00% due 11/18/22..................    1,490,000    1,631,550
                                                            ------------
                                                               2,169,600
                                                            ------------
       Venezuela -- 0.5%
         Republic of Venezuela
          Bonds
          6.00% due 12/09/20..................      200,000      138,500
         Republic of Venezuela
          Bonds
          7.00% due 12/01/18..................      260,000      211,037
         Republic of Venezuela
          Bonds
          9.38% due 01/13/34..................      550,000      484,000
                                                            ------------
                                                                 833,537
                                                            ------------
       Total Foreign Government Agencies
          (cost $114,239,258).................               117,387,133
                                                            ------------
       FOREIGN GOVERNMENT TREASURIES -- 4.8%
       Italy -- 1.0%
         Republic of Italy
          Bonds
          5.00% due 02/01/12.................. EUR  370,000      583,755
         Republic of Italy
          Bonds
          9.00% due 11/01/23.................. EUR  532,912    1,177,149
                                                            ------------
                                                               1,760,904
                                                            ------------

AIG Retirement Company I International Government Bond Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                  Principal   Market Value
               Security Description               Amount(4)     (Note 2)
     ---------------------------------------------------------------------
     FOREIGN GOVERNMENT TREASURIES (continued)
     United Kingdom -- 3.8%
       Government of United Kingdom
        Bonds
        4.00% due 09/07/16..................... GBP   600,000  $1,114,874
       Government of United Kingdom
        Bonds
        4.25% due 03/07/11..................... GBP   150,000     291,219
       Government of United Kingdom
        Bonds
        5.75% due 12/07/09..................... GBP       250         501
       Government of United Kingdom
        Bonds
        8.00% due 06/07/21..................... GBP   778,000   1,958,620
       United Kingdom Gilt Treasury
        Bonds
        4.25% due 03/07/36..................... GBP   645,000   1,198,413
       United Kingdom Treasury
        Bonds
        4.75% due 06/07/10..................... GBP 1,150,000   2,263,775
                                                               ----------
                                                                6,827,402
                                                               ----------
     Total Foreign Government Treasuries
        (cost $7,990,321)......................                 8,588,306
                                                               ----------
     U.S. GOVERNMENT AGENCIES -- 0.6%
       Federal Home Loan Banks
        Bonds
        3.63% due 05/29/13.....................       500,000     489,614
       Federal Home Loan Mtg. Corp.
        Notes
        5.13% due 11/17/17.....................       500,000     517,917
                                                               ----------
     Total U.S. Government Agencies
        (cost 1,026,451).......................                 1,007,531
                                                               ----------
     U.S. GOVERNMENT TREASURIES -- 6.2%
       United States Treasury Bonds
        1.63% due 01/15/18.....................       213,982     215,586
        6.00% due 02/15/26.....................       750,000     863,613
        6.25% due 08/15/23.....................       900,000   1,057,852
        6.50% due 11/15/26.....................       130,000     158,326
        7.88% due 02/15/21.....................       400,000     529,438
       United States Treasury TIPS
        0.63% due 04/15/13.....................       504,975     496,414

                                                           Principal  Market Value
                 Security Description                      Amount(4)    (Note 2)

----------------------------------------------------------------------------------
U.S. GOVERNMENT TREASURIES (continued)
  United States Treasury Notes
   2.63% due 05/31/10....................................  5,000,000  $  4,998,440
   2.75% due 02/28/13....................................    500,000       485,742
   3.50% due 02/15/18....................................    500,000       477,773
   4.25% due 08/15/14....................................    500,000       518,203
   4.50% due 05/15/10....................................    150,000       155,320
   4.50% due 11/15/15....................................  1,000,000     1,043,516
   4.75% due 05/15/14....................................    100,000       106,563
                                                                      ------------
                                                                        11,106,786
                                                                      ------------
Total U.S. Government Treasuries
   (cost $11,244,215)....................................               12,114,317
                                                                      ------------
Total Long-Term Investment Securities
   (cost $156,662,262)...................................              160,416,858
                                                                      ------------
REPURCHASE AGREEMENT -- 8.2%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 1.71%, dated 05/30/08, to be repurchased
   06/02/08 in the amount of $14,688,093 and
   collateralized by Federal Home Loan Bank Discount
   Notes, bearing interest at 5.00%, due 10/24/08 and
   having an approximate value of $14,983,920.
   (cost $14,686,000).................................... 14,686,000    14,686,000
                                                                      ------------
TOTAL INVESTMENTS
   (cost $171,348,262)(3)................................       97.7%  175,102,858
Other assets less liabilities............................        2.3     4,088,334
                                                          ----------  ------------
NET ASSETS --                                                  100.0% $179,191,192
                                                          ==========  ============

--------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2008, the aggregate value of these securities was $7,904,404 representing 4.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1) Variable Rate Security -- the rate reflected is as of May 31, 2008, maturity date reflects next reset date.
(2) "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.
(3)   See Note 5 for cost of investments on a tax basis.
(4)   Denominated in United States Dollars unless otherwise indicated.
(5) Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of May 31, 2008.
TIPS  Treasury Inflation Protected Securities

AIG Retirement Company I International Government Bond Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------

               Open Forward Foreign Currency Contracts
               --------------------------------------------------
                                                        Gross
                Contract to   In Exchange  Delivery   Unrealized
                  Deliver         For        Date    Appreciation
               --------------------------------------------------
               *USD 1,023,377 GBP 530,000 08/07/2008   $20,966
                                                       =======

             -------------------------------------------------------
                                                           Gross
              Contract to      In Exchange    Delivery   Unrealized
                Deliver            For          Date    Depreciation
             -------------------------------------------------------
              CAD   562,899   US   D 560,000 08/07/2008   $   (259)
              EUR 1,541,760  USD   1,000,000 08/07/2008     (8,800)
              GBP 2,261,073  USD   1,150,000 08/07/2008     (4,954)
             *GBP 1,602,091  USD     820,000 08/07/2008    (13,684)
              EUR   700,000   JPY112,798,000 08/07/2008    (11,432)
                                                          --------
                                                           (39,129)
                                                          ========
             Net Unrealized Appreciation (Depreciation)   $(18,163)
                                                          ========

--------
* Represents partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

Currency Legend

AUD--Australian Dollar
BRL--Brazillian Real
CAD--Canadian Dollar
COP--Colombian Peso
DKK--Danish Krone
EGP--Egyptian Pound
EUR--Euro Dollar
GBP--British Pound
JPY--Japanese Yen
MXN--Mexican Peso
NOK--Norwegian Krone
PLN--Polish Zloty
SEK--Swedish Krona
USD--United States Dollar
ZAR--South African Rand

See Notes to Financial Statements

AIG Retirement Company I International Growth I Fund
PORTFOLIO PROFILE -- May 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

                Collective Investment Pool................ 14.7%
                Banks -- Commercial.......................  8.3
                Medical -- Drugs..........................  6.1
                Oil Companies -- Integrated...............  6.0
                Food -- Misc..............................  3.1
                Time Deposits.............................  2.7
                Chemicals -- Diversified..................  2.7
                Electric -- Integrated....................  2.4
                Cellular Telecom..........................  2.3
                Auto -- Cars/Light Trucks.................  2.3
                Soap & Cleaning Preparation...............  2.3
                Electronic Components -- Misc.............  2.1
                Engineering/R&D Services..................  2.0
                Diversified Minerals......................  1.9
                Finance -- Other Services.................  1.8
                Agricultural Chemicals....................  1.8
                Diversified Operations....................  1.8
                Food -- Retail............................  1.8
                Office Automation & Equipment.............  1.5
                Brewery...................................  1.5
                Insurance -- Multi-line...................  1.4
                Multimedia................................  1.2
                Distribution/Wholesale....................  1.2
                Oil -- Field Services.....................  1.1
                Medical Products..........................  1.1
                Oil Companies -- Exploration & Production.  1.1
                Machinery -- Electrical...................  1.0
                Power Converter/Supply Equipment..........  1.0
                Telephone -- Integrated...................  1.0
                Machinery -- General Industrial...........  1.0
                Building & Construction -- Misc...........  0.9
                Chemicals -- Specialty....................  0.9
                Beverages -- Wine/Spirits.................  0.9
                Transport -- Services.....................  0.9
                Metal -- Diversified......................  0.9
                Cosmetics & Toiletries....................  0.9
                Telecom Services..........................  0.9
                Diversified Manufacturing Operations......  0.8
                Toys......................................  0.8
                Applications Software.....................  0.8
                Tobacco...................................  0.7
                Building -- Heavy Construction............  0.7
                Index Fund................................  0.7
                Athletic Footwear.........................  0.7
                Electric -- Generation....................  0.7
                Gambling (Non-Hotel)......................  0.7
                Wireless Equipment........................  0.6
                Food -- Catering..........................  0.6
                Transport -- Rail.........................  0.6
                Human Resources...........................  0.6
                Electronic Components -- Semiconductors...  0.6
                Entertainment Software....................  0.6
                Retail -- Jewelry.........................  0.6
                Satellite Telecom.........................  0.6
                Aerospace/Defense.........................  0.6
                Insurance -- Life/Health..................  0.5
                Computers.................................  0.5
                Finance -- Credit Card....................  0.5
                Transport -- Marine.......................  0.5
                Real Estate Operations & Development......  0.5
                Import/Export.............................  0.5
                Dialysis Centers..........................  0.5
                Gas -- Distribution.......................  0.4
                Finance -- Investment Banker/Broker.......  0.4
                Medical -- Generic Drugs..................  0.4
                Electric Products -- Misc.................  0.4
                Commercial Services.......................  0.4
                Insurance -- Property/Casualty............  0.4
                Industrial Gases..........................  0.4

            Machinery -- Construction & Mining..............   0.4
            Energy -- Alternate Sources.....................   0.4
            Building Products -- Cement.....................   0.4
            Miscellaneous Manufacturing.....................   0.4
            Metal Processors & Fabrication..................   0.4
            Publishing -- Periodicals.......................   0.4
            Rubber -- Tires.................................   0.3
            Public Thoroughfares............................   0.3
            Beverages -- Non-alcoholic......................   0.3
            Machinery -- Material Handling..................   0.3
            Semiconductor Equipment.........................   0.3
            Semiconductor Components -- Integrated Circuits.   0.3
            Repurchase Agreements...........................   0.3
            Building Products -- Air & Heating..............   0.3
            Insurance -- Reinsurance........................   0.3
            Platinum........................................   0.3
            Electronic Measurement Instruments..............   0.3
            Auto/Truck Parts & Equipment -- Original........   0.3
            Travel Services.................................   0.3
            Computer Services...............................   0.2
            Casino Hotels...................................   0.2
            Diversified Financial Services..................   0.2
            Audio/Video Products............................   0.2
            Textile -- Products.............................   0.2
            Electronic Connectors...........................   0.2
            Building -- Residential/Commercial..............   0.2
            Investment Management/Advisor Services..........   0.2
            Apparel Manufacturers...........................   0.1
            Publishing -- Books.............................   0.1
            Oil & Gas Drilling..............................   0.1
            Tools -- Hand Held..............................   0.1
            Retail -- Apparel/Shoe..........................   0.1
            E-Commerce/Services.............................   0.1
            Mining..........................................   0.1
            Broadcast Services/Program......................   0.1
            Steel -- Producers..............................   0.1
            Retail -- Automobile............................   0.1
            Cable TV........................................   0.1
            Retail -- Consumer Electronics..................   0.1
            Transport -- Truck..............................   0.1
                                                             -----
                                                             114.0%
                                                             =====

*  Calculated as a percentage of net assets

AIG Retirement Company I International Growth I Fund
PORTFOLIO PROFILE -- May 31, 2008 (Unaudited) -- (continued)
--------------------------------------------------------------------------------

Country Allocation*

                United States...........................  19.0%
                United Kingdom..........................  16.8
                Japan...................................  12.3
                France..................................  10.4
                Germany.................................  10.4
                Switzerland.............................  10.0
                Australia...............................   3.4
                Italy...................................   3.1
                Canada..................................   3.0
                Netherlands.............................   2.8
                Spain...................................   2.4
                Denmark.................................   1.7
                Bermuda.................................   1.6
                Norway..................................   1.4
                Hong Kong...............................   1.4
                Belgium.................................   1.4
                Singapore...............................   1.3
                Greece..................................   1.3
                Brazil..................................   1.2
                Luxembourg..............................   1.2
                Mexico..................................   1.1
                Taiwan..................................   0.8
                South Korea.............................   0.8
                India...................................   0.8
                Finland.................................   0.7
                Czech Republic..........................   0.7
                China...................................   0.5
                Austria.................................   0.5
                Israel..................................   0.4
                Indonesia...............................   0.4
                Cayman Islands..........................   0.3
                Ireland.................................   0.3
                South Africa............................   0.3
                Sweden..................................   0.2
                Turkey..................................   0.1
                                                         -----
                                                         114.0%
                                                         =====

*  Calculated as a percentage of net assets

AIG Retirement Company I International Growth I Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008
--------------------------------------------------------------------------------


                                                                Market Value
                 Security Description                  Shares   (Note 2)(4)
   -------------------------------------------------------------------------
   COMMON STOCK -- 93.9%
   Australia -- 3.4%
     BHP Billiton, Ltd.#.............................   188,503 $ 7,837,446
     Boart Longyear Group............................   156,922     310,471
     Cochlear, Ltd...................................    25,000   1,294,870
     CSL, Ltd........................................   134,730   5,125,242
     Oxiana, Ltd.#...................................   245,050     723,736
     QBE Insurance Group, Ltd........................    95,951   2,241,391
     Rio Tinto, Ltd.#................................    49,440   6,521,156
     Westpac Banking Corp............................    42,510     944,672
                                                                -----------
                                                                 24,998,984
                                                                -----------
   Austria -- 0.5%
     Erste Bank der Oesterreichischen Sparkassen AG#.    47,580   3,632,287
                                                                -----------
   Belgium -- 1.4%
     InBev NV+#......................................    32,354   2,496,602
     KBC Groep NV....................................    41,943   5,175,200
     Umicore.........................................    39,780   2,175,972
                                                                -----------
                                                                  9,847,774
                                                                -----------
   Bermuda -- 1.6%
     Aquarius Platinum, Ltd.+........................   124,013   2,031,586
     Esprit Holdings, Ltd............................   311,800   3,643,840
     Li & Fung, Ltd.................................. 1,271,400   4,806,097
     SeaDrill, Ltd...................................    29,530     963,388
                                                                -----------
                                                                 11,444,911
                                                                -----------
   Brazil -- 0.8%
     Bolsa de Mercadorias E Futuros..................   178,700   2,027,061
     Redecard SA.....................................   127,500   2,743,621
     Unibanco - Uniao de Bancos Brasileiros SA GDR#..     8,120   1,273,785
                                                                -----------
                                                                  6,044,467
                                                                -----------
   Canada -- 3.0%
     Agnico - Eagle Mines, Ltd.......................    11,320     800,211
     Canadian National Railway Co. (New York)........    34,120   1,924,709
     Canadian National Railway Co. (Toronto).........    25,336   1,419,795
     Canadian Natural Resources, Ltd.................    20,030   1,960,263
     EnCana Corp.....................................    24,040   2,172,495
     Manulife Financial Corp.#.......................    24,489     945,695
     Potash Corp. of Saskatchewan....................    11,645   2,312,793
     Research In Motion Ltd.+........................    27,750   3,853,642
     Suncor Energy, Inc..............................    95,258   6,501,052
                                                                -----------
                                                                 21,890,655
                                                                -----------
   Cayman Islands -- 0.3%
     Alibaba.com, Ltd.+#.............................    14,395      26,746
     Ctrip.com International, Ltd. ADR#..............    13,397     782,117
     Melco PBL Entertainment Macau, Ltd. ADR+#.......   138,840   1,650,808
                                                                -----------
                                                                  2,459,671
                                                                -----------
   China -- 0.5%
     China Communications Construction Co., Ltd......   422,000     927,936
     China Merchants Bank Co., Ltd.#(1)..............   844,500   3,024,613
                                                                -----------
                                                                  3,952,549
                                                                -----------
   Czech Republic -- 0.7%
     CEZ AS..........................................    59,040   4,853,025
                                                                -----------
   Denmark -- 1.7%
     Novo - Nordisk A/S..............................   115,758   7,532,901
     Vestas Wind Systems A/S+........................    33,060   4,550,965
                                                                -----------
                                                                 12,083,866
                                                                -----------
   Finland -- 0.7%
     Kone Oyj, Class B...............................    43,520   1,761,716
     Nokia Oyj.......................................   119,445   3,443,365
                                                                -----------
                                                                  5,205,081
                                                                -----------

                                                           Market Value
                  Security Description            Shares   (Note 2)(4)

         --------------------------------------------------------------
         France -- 10.4%
           Air Liquide#.........................    19,782 $ 2,907,701
           Alstom...............................    20,930   5,275,994
           AXA SA...............................   259,992   9,185,796
           BNP Paribas SA#......................    27,649   2,853,610
           Cap Gemini SA#.......................    25,062   1,699,972
           Carrefour SA#........................    28,860   2,023,595
           Gaz de France SA#....................    36,380   2,478,434
           Groupe Danone#.......................    29,290   2,564,106
           Lafarge SA...........................     6,910   1,249,714
           Legrand SA#..........................    72,570   2,114,631
           LVMH Moet Henessy Louis Vuitton SA#..    59,840   7,001,754
           Pernod Ricard SA#....................    24,442   2,775,871
           Schneider Electric SA#...............    49,630   6,234,085
           Societe Generale.....................     8,769     911,310
           Societe Generale NV+#................     3,446     352,761
           Suez SA (Paris)#.....................    74,520   5,553,260
           Total SA#............................   167,796  14,642,213
           UBISOFT Entertainment+...............    18,854   1,827,390
           Vinci SA#............................    32,310   2,434,395
           Vivendi Universal SA#................    32,100   1,349,117
                                                           -----------
                                                            75,435,709
                                                           -----------
         Germany -- 9.4%
           Adidas AG#...........................    36,460   2,570,670
           BASF AG..............................    12,880   1,931,067
           Bayer AG#............................    90,494   8,024,802
           Bayerische Motoren Werke AG#.........    34,000   2,013,731
           Commerzbank AG.......................    24,883     878,369
           Continental AG#......................    10,477   1,328,416
           DaimlerChrysler AG...................    27,565   2,097,897
           Deutsche Boerse AG#..................    45,614   6,545,006
           E.ON AG..............................    13,210   2,810,616
           Fresenius Medical Care AG#...........    59,306   3,304,942
           GEA Group AG.........................    68,542   2,669,054
           Hochtief AG..........................    23,703   2,743,569
           K+S AG...............................    10,140   4,753,729
           Linde AG#............................    67,130  10,087,615
           Merck KGaA...........................    42,744   6,008,846
           Puma AG Rudolf Dassler Sport.........     5,973   2,335,575
           Q-Cells AG+#.........................    22,461   2,730,849
           SGL Carbon AG+.......................    18,122   1,347,639
           Siemens AG...........................    34,057   3,863,605
                                                           -----------
                                                            68,045,997
                                                           -----------
         Greece -- 1.3%
           Coca - Cola Hellenic Bottling Co. SA.    52,760   2,398,417
           National Bank of Greece SA...........    95,644   5,431,131
           OPAP SA..............................    35,190   1,379,620
                                                           -----------
                                                             9,209,168
                                                           -----------
         Hong Kong -- 1.4%
           China Mobile, Ltd....................   297,799   4,376,984
           Hang Seng Bank, Ltd..................   122,600   2,483,766
           Hutchison Whampoa, Ltd...............   222,000   2,399,531
           Sun Hung Kai Properties, Ltd.........    60,000     964,133
                                                           -----------
                                                            10,224,414
                                                           -----------
         India -- 0.8%
           Infosys Technologies, Ltd. ADR#......    98,879   4,855,948
           Satyam Computer Services, Ltd. ADR#..    30,430     885,513
                                                           -----------
                                                             5,741,461
                                                           -----------
         Indonesia -- 0.4%
           PT Astra International...............   347,000     782,287
           PT Telekomunikasi Indonesia.......... 1,995,000   1,734,782
                                                           -----------
                                                             2,517,069
                                                           -----------

AIG Retirement Company I International Growth I Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                            Market Value
                  Security Description              Shares  (Note 2)(4)
       -----------------------------------------------------------------
       COMMON STOCK (continued)
       Ireland -- 0.3%
         Anglo Irish Bank Corp. PLC# (London)......  33,504 $   427,415
         Anglo Irish Bank Corp. PLC (Chi-x)........  19,185     250,715
         CRH PLC (Dublin)..........................  32,567   1,200,787
         CRH PLC (Virt-x)..........................   7,131     263,595
                                                            -----------
                                                              2,142,512
                                                            -----------
       Israel -- 0.4%
         Teva Pharmaceutical Industries, Ltd. ADR#.  70,309   3,215,230
                                                            -----------
       Italy -- 3.1%
         Eni SpA................................... 237,002   9,652,978
         Fiat SpA#.................................  50,120   1,116,590
         Finmeccanica SpA.......................... 133,509   4,046,124
         Intesa Sanpaolo SpA#...................... 222,556   1,459,407
         Saipem SpA................................ 140,413   6,448,569
                                                            -----------
                                                             22,723,668
                                                            -----------
       Japan -- 12.3%
         Aeon Credit Service Co., Ltd..............  69,600   1,000,228
         Bridgestone Corp..........................  70,400   1,201,381
         Canon, Inc................................ 160,300   8,652,125
         Central Japan Railway Co..................     120   1,172,453
         Daikin Industries, Ltd....................  42,100   2,172,491
         Denso Corp................................  51,100   1,866,202
         Fanuc, Ltd................................  61,000   6,625,403
         Fast Retailing Co., Ltd...................   9,800     847,809
         Hirose Electric Co., Ltd.#................  11,600   1,351,243
         Hoya Corp.#...............................  95,700   2,659,846
         Inpex Holdings, Inc.......................     291   3,671,315
         Isuzu Motors, Ltd......................... 121,000     651,945
         Japan Steel Works, Ltd.#.................. 109,000   2,264,371
         Kao Corp.................................. 154,000   4,017,264
         Keyence Corp..............................   8,000   1,910,833
         Kobe Steel, Ltd........................... 238,000     783,400
         Komatsu, Ltd..............................  88,200   2,794,422
         Konami Corp.#.............................  69,600   2,541,833
         Kuraray Co., Ltd.......................... 117,000   1,477,205
         Makita Corp.+.............................  22,100     930,791
         Marubeni Corp............................. 192,000   1,712,009
         Mitsubishi Corp...........................  47,900   1,653,918
         Mitsubishi Electric Corp..................  90,000   1,018,497
         Mitsui O.S.K. Lines, Ltd.................. 239,000   3,606,991
         NGK Insulators, Ltd.......................  62,000   1,133,314
         Nidec Corp................................  16,700   1,243,550
         Nintendo Co., Ltd.........................  10,700   5,886,929
         Nomura Holdings, Inc......................  48,700     827,373
         Omron Corp................................  51,500   1,113,830
         Ricoh Co., Ltd............................ 132,000   2,430,393
         Shin - Etsu Chemical Co., Ltd.............  40,000   2,519,446
         Shiseido Co., Ltd.........................  43,000   1,054,401
         Sony Corp.................................  31,700   1,587,706
         Sony Financial Holdings, Inc..............     712   2,910,947
         Sumitomo Realty & Development Co., Ltd....  70,000   1,792,829
         Suzuki Motor Corp.#.......................  73,500   2,035,857
         Terumo Corp...............................  38,200   1,902,390
         Tokyo Gas Co., Ltd........................ 194,000     737,943
         Toyota Motor Corp.........................  89,675   4,567,964
         Yamada Denki Co., Ltd.....................   7,620     591,992
         Yamato Transport Co., Ltd.................  33,000     459,846
                                                            -----------
                                                             89,380,685
                                                            -----------
       Luxembourg -- 1.2%
         Millicom International Cellular SA#.......  25,670   2,974,126
         Oriflame Cosmetics SA SDR.................  19,380   1,375,865
         SES SA FDR................................ 160,053   4,233,041
                                                            -----------
                                                              8,583,032
                                                            -----------

                                                                    Market Value
                   Security Description                     Shares  (Note 2)(4)

--------------------------------------------------------------------------------
Mexico -- 1.1%
  America Movil SAB de CV, Series L ADR....................  69,044 $ 4,126,760
  Desarrolladora Homex SAB de CV ADR+#.....................  17,884   1,246,515
  Grupo Modelo SA de CV, Series C.......................... 179,200     955,240
  Grupo Televisa SA ADR#...................................  30,445     797,659
  Urbi, Desarrollos Urbanos, SA de CV+..................... 168,900     646,487
                                                                    -----------
                                                                      7,772,661
                                                                    -----------
Netherlands -- 2.8%
  Akzo Nobel NV............................................  12,320   1,042,867
  ASML Holding NV..........................................  75,080   2,246,173
  Heineken Holding NV#.....................................  32,467   1,679,475
  Heineken NV..............................................  93,220   5,477,669
  Koninklijke KPN NV.......................................  32,660     594,486
  TNT NV................................................... 163,245   6,549,843
  Wolters Kluwer NV#.......................................  91,520   2,579,965
                                                                    -----------
                                                                     20,170,478
                                                                    -----------
Norway -- 1.4%
  Aker Kvaerner ASA........................................  92,015   2,596,238
  Norsk Hydro ASA#......................................... 167,320   2,655,561
  Petroleum Geo - Services ASA+#...........................  55,866   1,644,695
  Telenor ASA#.............................................  80,456   1,745,925
  Yara International ASA#..................................  21,480   1,628,803
                                                                    -----------
                                                                     10,271,222
                                                                    -----------
Singapore -- 1.3%
  Keppel Corp., Ltd........................................ 393,000   3,498,336
  Singapore Telecommunications, Ltd.+...................... 957,950   2,680,614
  United Overseas Bank, Ltd................................ 241,000   3,571,944
                                                                    -----------
                                                                      9,750,894
                                                                    -----------
South Africa -- 0.3%
  MTN Group, Ltd...........................................  41,200     824,027
  Standard Bank Group, Ltd.................................  93,618   1,022,395
                                                                    -----------
                                                                      1,846,422
                                                                    -----------
South Korea -- 0.8%
  Hana Financial Group, Inc................................  39,010   1,628,494
  Samsung Electronics Co., Ltd.............................   2,090   1,503,509
  Samsung Electronics Co., Ltd. GDR*.......................   8,080   2,868,400
                                                                    -----------
                                                                      6,000,403
                                                                    -----------
Spain -- 2.4%
  Banco Santander Central Hispano SA....................... 283,863   5,913,288
  Cintra Concesiones de Infraestructuras de Transporte SA#. 160,722   2,472,927
  Gamesa Corp. Tecnologica SA..............................  51,510   2,666,147
  Telefonica SA............................................ 228,340   6,554,175
                                                                    -----------
                                                                     17,606,537
                                                                    -----------
Sweden -- 0.2%
  Telefonaktiebolaget LM Ericsson, Class B................. 425,120   1,156,230
                                                                    -----------
Switzerland -- 10.0%
  ABB, Ltd.+............................................... 118,580   3,852,357
  Actelion, Ltd.+#.........................................  34,162   1,866,659
  Compagnie Financiere Richemont SA........................  68,477   4,267,288
  Credit Suisse Group......................................  20,905   1,065,057
  Givaudan SA..............................................   3,250   3,149,436
  Julius Baer Holding AG................................... 112,699   9,223,531
  Nestle SA................................................  36,388  17,892,876
  Novartis AG..............................................  64,606   3,393,791
  Roche Holding AG.........................................  75,949  13,094,781
  SGS SA#..................................................   1,440   2,163,627
  Sonova Holding AG........................................  17,578   1,598,000
  Swiss Reinsurance........................................  27,841   2,162,369

AIG Retirement Company I International Growth I Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                                 Market Value
                  Security Description                  Shares   (Note 2)(4)
   --------------------------------------------------------------------------
   COMMON STOCK (continued)
   Switzerland (continued)
    Syngenta AG.......................................    30,076 $  9,162,034
    UBS AG+...........................................     1,653       39,808
                                                                 ------------
                                                                   72,931,614
                                                                 ------------
   Taiwan -- 0.8%
    AU Optronics Corp.................................   713,000    1,369,620
    Hon Hai Precision Industry Co., Ltd...............   452,840    2,561,953
    Taiwan Semiconductor Manufacturing Co., Ltd.+#....   400,014      863,131
    Taiwan Semiconductor Manufacturing Co., Ltd. ADR+.   117,410    1,344,345
                                                                 ------------
                                                                    6,139,049
                                                                 ------------
   Turkey -- 0.1%
    Akbank TAS........................................   199,244      882,768
                                                                 ------------
   United Kingdom -- 16.5%
    Admiral Group PLC.................................    43,060      743,795
    Aggreko PLC.......................................    80,260      961,077
    AMEC PLC..........................................   185,240    3,062,130
    American Physicians Capital, Inc..................    74,238    2,776,456
    Anglo American PLC................................    52,755    3,572,937
    Aviva PLC.........................................   106,256    1,327,092
    BG Group PLC......................................   278,976    6,996,215
    BHP Billiton PLC..................................    42,400    1,607,572
    Burberry Group PLC................................   104,173    1,031,781
    Cadbury PLC.......................................   134,690    1,798,282
    Compass Group PLC.................................   614,720    4,566,371
    Diageo PLC........................................   199,210    3,886,959
    GlaxoSmithKline PLC...............................   261,179    5,760,910
    HSBC Holdings PLC# (Hong Kong)....................   278,051    4,692,438
    HSBC Holdings PLC (Chi-X).........................    76,350    1,289,336
    ICAP PLC..........................................   105,210    1,283,809
    Imperial Tobacco Group PLC........................    59,156    2,372,938
    Informa PLC.......................................   169,682    1,291,553
    International Power PLC...........................   545,699    4,804,935
    Johnson Matthey PLC...............................    29,310    1,169,913
    Ladbrokes PLC.....................................   226,688    1,408,883
    Man Group PLC, Class B............................   369,364    4,543,691
    Reckitt Benckiser Group PLC.......................   228,209   13,444,242
    Reed Elsevier PLC.................................    81,440    1,026,024
    Royal Dutch Shell PLC, Class A....................    86,130    3,668,221
    Scottish and Southern Energy PLC..................   144,740    4,220,452
    Shire, Ltd........................................    78,936    1,346,297
    Smiths Group PLC..................................   107,286    2,137,980
    Standard Chartered PLC............................    79,520    2,955,097
    Tesco PLC......................................... 1,305,041   10,705,131
    The Capita Group PLC..............................   332,390    4,454,288
    TUI Travel PLC....................................   375,720    1,817,864
    Vodafone Group PLC................................ 1,455,750    4,678,796
    William Hill PLC..................................   271,490    2,038,241
    WPP Group PLC.....................................   503,261    6,096,103
                                                                 ------------
                                                                  119,537,809
                                                                 ------------
   United States -- 0.6%
    India Fund, Inc.#.................................    23,971    1,102,187
    Synthes, Inc......................................    22,210    3,123,997
                                                                 ------------
                                                                    4,226,184
                                                                 ------------
   Total Common Stock
      (cost $570,254,956).............................            681,924,486
                                                                 ------------
   PREFERRED STOCK -- 1.4%
   Brazil -- 0.4%
    Cia de Bebidas das Americas ADR#..................       591       40,584
    NET Servicos de Comunicacao SA....................    48,600      700,987
    Petroleo Brasileiro SA ADR........................    32,697    1,976,207
                                                                 ------------
                                                                    2,717,778
                                                                 ------------
   Germany -- 1.0%
    Henkel KGaA.......................................    62,728    2,998,912
    Porsche Automobil Holding SE......................    21,940    4,093,246
                                                                 ------------
                                                                    7,092,158
                                                                 ------------

                                                                    Shares/
                                                                   Principal    Market Value
                     Security Description                           Amount      (Note 2)(4)

---------------------------------------------------------------------------------------------
Total Preferred Stock
   (cost $6,547,954)............................................               $   9,809,936
                                                                               -------------
EXCHANGE TRADED FUNDS -- 0.7%
United States -- 0.7%
 iShares MSCI EAFE Index Fund...................................       22,580      1,734,144
 iShares MSCI Japan Index Fund#.................................      239,710      3,252,865
                                                                               -------------
Total Exchange Traded Funds
   (cost $4,888,804)............................................                   4,987,009
                                                                               -------------
RIGHTS -- 0.0%
Switzerland -- 0.0%
 UBS AG expires 06/17/08+.......................................        1,653          2,205
                                                                               -------------
United Kingdom -- 0.0%
 Imperial Tobacco Group PLC expires 06/11/08....................       29,204        289,250
                                                                               -------------
Total Rights
   (cost $240,457)..............................................                     291,455
                                                                               -------------
Total Long - Term Investment Securities
   (cost $581,932,171)..........................................                 697,012,886
                                                                               -------------
SHORT - TERM INVESTMENT SECURITIES -- 17.7%
United Kingdom -- 0.3%
Banks - Commercial -- 0.3%
 Lloyds Bank PLC
  2.27% due 06/02/08............................................ $  1,944,000      1,943,877
                                                                               -------------
United States -- 17.4%
Collective Investment Pool -- 14.7%
 Securities Lending Quality Trust(2)............................  106,940,671    106,940,671
                                                                               -------------
Time Deposits -- 2.7%
 Euro Time Deposit with State Street Bank & Trust Co.
  1.35% due 06/02/08............................................   19,714,000     19,714,000
                                                                               -------------
Total Short - Term Investment Securities
   (cost $128,598,548)..........................................                 128,598,548
                                                                               -------------
REPURCHASE AGREEMENT -- 0.3%
 Agreement with State Street Bank & Trust Co., bearing interest at 1.71%, dated 05/30/08, to be repurchased 06/02/08 in
  the amount of $2,207,315 and collateralized by $2,205,000
  of Federal Home Loan Mtg. Corp. Notes, bearing interest at
  4.25%, due 04/06/09 and having an approximate value of
  $2,254,613 (cost $2,207,000)..................................    2,207,000      2,207,000
                                                                               -------------
TOTAL INVESTMENTS
   (cost $712,737,719)(3).......................................        114.0%   827,818,434
Liabilities in excess of other assets...........................        (14.0)  (101,560,770)
                                                                 ------------  -------------
NET ASSETS --                                                           100.0% $ 726,257,664
                                                                 ============  =============

--------
#     The security or a portion thereof is out on loan (See Note 2)
+     Non-income producing security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2008, the aggregate value of these securities was $2,868,400 representing 0.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)   Fair valued security; see Note 2
(2) The Security is purchased with the cash collateral received from securities loaned (See Note 2).
(3)   See Note 5 for cost of investments on a tax basis.
(4)   Denominated in United States dollars unless otherwise indicated.
ADR   American Depository Receipt
FDR   Fiduciary Depository Receipt
GDR   Global Depository Receipt
SDR   Swedish Depository Receipt

See Notes to Financial Statements

AIG Retirement Company I Large Cap Core Fund
PORTFOLIO PROFILE -- May 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

               Collective Investment Pool................  23.5%
               Oil Companies -- Integrated...............   8.1
               E-Commerce/Products.......................   5.4
               Finance -- Investment Banker/Broker.......   5.3
               Wireless Equipment........................   5.3
               Medical -- Drugs..........................   4.3
               Electronic Components -- Semiconductors...   3.8
               Diversified Manufacturing Operations......   3.7
               Medical Products..........................   3.4
               Enterprise Software/Service...............   3.3
               Time Deposits.............................   3.1
               Medical -- Biomedical/Gene................   2.8
               Networking Products.......................   2.8
               Commercial Services -- Finance............   2.5
               Retail -- Drug Store......................   2.5
               Banks -- Super Regional...................   2.4
               Investment Management/Advisor Services....   2.4
               Footwear & Related Apparel................   2.3
               Insurance Brokers.........................   2.3
               Food -- Misc..............................   2.3
               Telephone -- Integrated...................   2.1
               Consumer Products -- Misc.................   2.0
               Applications Software.....................   2.0
               Oil Companies -- Exploration & Production.   1.9
               Transport -- Services.....................   1.8
               Advertising Agencies......................   1.6
               Tobacco...................................   1.5
               Beverages -- Wine/Spirits.................   1.5
               Medical Instruments.......................   1.5
               Aerospace/Defense.........................   1.4
               Web Portals/ISP...........................   1.4
               Food -- Retail............................   1.3
               Multimedia................................   1.2
               Industrial Gases..........................   1.1
               Data Processing/Management................   1.1
               Finance -- Credit Card....................   1.0
               Electric -- Integrated....................   1.0
               Banks -- Fiduciary........................   1.0
               Beverages -- Non-alcoholic................   0.9
               Insurance -- Life/Health..................   0.9
               Investment Companies......................   0.9
               Cosmetics & Toiletries....................   0.9
               Computers.................................   0.8
               Aerospace/Defense -- Equipment............   0.7
                                                          -----
                                                          123.0%
                                                          =====

*  Calculated as a percentage of net assets

AIG Retirement Company I Large Cap Core Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008
--------------------------------------------------------------------------------


                                                              Market Value
                   Security Description               Shares    (Note 2)
      --------------------------------------------------------------------
      COMMON STOCK -- 96.4%
      Advertising Agencies -- 1.6%
        Omnicom Group, Inc.#.........................  27,716  $1,358,361
                                                               ----------
      Aerospace/Defense -- 1.4%
        Lockheed Martin Corp.#.......................  11,111   1,215,988
                                                               ----------
      Aerospace/Defense - Equipment -- 0.7%
        United Technologies Corp.....................   7,903     561,429
                                                               ----------
      Applications Software -- 2.0%
        Microsoft Corp...............................  59,967   1,698,265
                                                               ----------
      Banks - Fiduciary -- 1.0%
        State Street Corp.#..........................  11,510     828,950
                                                               ----------
      Banks - Super Regional -- 2.4%
        Wells Fargo & Co.#...........................  72,839   2,008,171
                                                               ----------
      Beverages - Non - alcoholic -- 0.9%
        PepsiCo, Inc.................................  11,643     795,217
                                                               ----------
      Beverages - Wine/Spirits -- 1.5%
        Diageo PLC...................................  51,811   1,010,929
        Diageo PLC ADR#..............................   3,208     252,213
                                                               ----------
                                                                1,263,142
                                                               ----------
      Commercial Services - Finance -- 2.5%
        Bankrate, Inc.+#.............................  12,834     648,117
        Visa, Inc., Class A+.........................  17,338   1,497,310
                                                               ----------
                                                                2,145,427
                                                               ----------
      Computers -- 0.8%
        Dell, Inc.+..................................  28,416     655,273
                                                               ----------
      Consumer Products - Misc. -- 2.0%
        Clorox Co.#..................................  30,000   1,713,900
                                                               ----------
      Cosmetics & Toiletries -- 0.9%
        Procter & Gamble Co..........................  11,072     731,306
                                                               ----------
      Data Processing/Management -- 1.1%
        Automatic Data Processing, Inc.#.............  20,969     902,715
                                                               ----------
      Diversified Manufacturing Operations -- 3.7%
        General Electric Co.......................... 101,977   3,132,733
                                                               ----------
      E - Commerce/Products -- 5.4%
        Amazon.com, Inc.+#...........................  38,671   3,156,327
        Blue Nile, Inc.+#............................  27,133   1,446,460
                                                               ----------
                                                                4,602,787
                                                               ----------
      Electric - Integrated -- 1.0%
        Exelon Corp..................................   9,879     869,352
                                                               ----------
      Electronic Components - Semiconductors -- 3.8%
        Altera Corp..................................  36,686     848,914
        Intel Corp...................................  64,107   1,486,000
        Texas Instruments, Inc.......................  28,609     929,221
                                                               ----------
                                                                3,264,135
                                                               ----------
      Enterprise Software/Service -- 3.3%
        Oracle Corp.+................................ 120,707   2,756,948
                                                               ----------
      Finance - Credit Card -- 1.0%
        American Express Co..........................  18,781     870,499
                                                               ----------
      Finance - Investment Banker/Broker -- 5.3%
        Citigroup, Inc...............................  80,697   1,766,457
        JPMorgan Chase & Co..........................  27,244   1,171,492
        The Goldman Sachs Group, Inc.................   9,053   1,597,040
                                                               ----------
                                                                4,534,989
                                                               ----------
      Food - Misc. -- 2.3%
        Kraft Foods, Inc., Class A#..................  27,683     899,144
        McCormick & Co., Inc.#.......................  28,179   1,058,967
                                                               ----------
                                                                1,958,111
                                                               ----------

                                                               Market Value
                   Security Description                Shares    (Note 2)

     ----------------------------------------------------------------------
     Food - Retail -- 1.3%
       Whole Foods Market, Inc.#......................  38,159  $1,106,611
                                                                ----------
     Footwear & Related Apparel -- 2.3%
       Timberland Co., Class A+#...................... 107,012   1,970,091
                                                                ----------
     Industrial Gases -- 1.1%
       Air Products & Chemicals, Inc..................   9,052     922,580
                                                                ----------
     Insurance Broker -- 2.3%
       Marsh & McLennan Cos., Inc.#...................  72,323   1,969,355
                                                                ----------
     Insurance - Life/Health -- 0.9%
       Prudential Financial, Inc......................  10,320     770,904
                                                                ----------
     Investment Companies -- 0.9%
       Apollo Global Mgmt LLC Class A(3)..............  49,253     763,421
                                                                ----------
     Investment Management/Advisor Services -- 2.4%
       Legg Mason, Inc.#..............................  24,357   1,310,650
       T. Rowe Price Group, Inc.#.....................  11,802     683,572
                                                                ----------
                                                                 1,994,222
                                                                ----------
     Medical Instruments -- 1.5%
       Medtronic, Inc.#...............................  24,318   1,232,193
                                                                ----------
     Medical Products -- 3.4%
       Baxter International, Inc......................  20,362   1,244,118
       Johnson & Johnson#.............................  24,956   1,665,564
                                                                ----------
                                                                 2,909,682
                                                                ----------
     Medical - Biomedical/Gene -- 2.8%
       Amgen, Inc.+...................................  36,012   1,585,609
       Biogen Idec, Inc.+.............................  13,147     824,974
                                                                ----------
                                                                 2,410,583
                                                                ----------
     Medical - Drugs -- 4.3%
       Abbott Laboratories............................  18,078   1,018,695
       Bristol - Myers Squibb Co......................  32,096     731,468
       Novartis AG ADR................................  24,764   1,296,396
       Wyeth..........................................  13,330     592,785
                                                                ----------
                                                                 3,639,344
                                                                ----------
     Multimedia -- 1.2%
       FactSet Research Systems, Inc.#................  15,374     994,852
                                                                ----------
     Networking Products -- 2.8%
       Cisco Systems, Inc.+...........................  89,054   2,379,523
                                                                ----------
     Oil Companies - Exploration & Production -- 1.9%
       Apache Corp....................................  12,191   1,634,325
                                                                ----------
     Oil Companies - Integrated -- 8.1%
       BP PLC ADR.....................................  14,278   1,035,298
       Chevron Corp...................................   8,484     841,189
       ConocoPhillips.................................  17,750   1,652,525
       Exxon Mobil Corp...............................  38,027   3,375,276
                                                                ----------
                                                                 6,904,288
                                                                ----------
     Retail - Drug Store -- 2.5%
       CVS Caremark Corp..............................  48,761   2,086,483
                                                                ----------
     Telephone - Integrated -- 2.1%
       AT&T, Inc......................................  24,452     975,635
       Verizon Communications, Inc....................  21,661     833,299
                                                                ----------
                                                                 1,808,934
                                                                ----------
     Tobacco -- 1.5%
       Philip Morris International, Inc.+.............  24,653   1,298,227
                                                                ----------
     Transport - Services -- 1.8%
       Expeditors International of Washington, Inc.#..  12,898     607,238
       United Parcel Service, Inc., Class B...........  12,870     914,027
                                                                ----------
                                                                 1,521,265
                                                                ----------

AIG Retirement Company I Large Cap Core Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                           Shares/
                                                          Principal   Market Value
                 Security Description                      Amount       (Note 2)
-----------------------------------------------------------------------------------
COMMON STOCK (continued)
Web Portals/ISP -- 1.4%
  Google, Inc., Class A+................................       1,989  $  1,165,156
                                                                      ------------
Wireless Equipment -- 5.3%
  QUALCOMM, Inc.#.......................................      91,852     4,458,496
                                                                      ------------
Total Long-Term Investment Securities
   (cost $77,780,293)...................................                81,808,233
                                                                      ------------
SHORT-TERM INVESTMENT SECURITIES -- 26.6%
Collective Investment Pool -- 23.5%
  Securities Lending Quality Trust(1)...................  19,956,969    19,956,969
                                                                      ------------
Time Deposit -- 3.1%
  Euro Time Deposit with State Street Bank & Trust Co.
   0.85% due 06/02/08................................... $ 2,605,000     2,605,000
                                                                      ------------
Total Short-Term Investment Securities
   (cost $22,561,969)...................................                22,561,969
                                                                      ------------
TOTAL INVESTMENTS
   (cost $100,342,262)(2)...............................       123.0%  104,370,202
Liabilities in excess of other assets...................       (23.0)  (19,525,898)
                                                         -----------  ------------
NET ASSETS --                                                  100.0% $ 84,844,304
                                                         ===========  ============

--------
#     The security or a portion thereof is out on loan (See Note 2)
+     Non-income producing security
(1) The security is purchased with the cash collateral received from securities loaned (see Note 2).
(2)   See Note 5 for cost of investments on a tax basis.
(3)   Illiquid security
ADR   American Depository Receipt

See Notes to Financial Statements

AIG Retirement Company I Large Capital Growth Fund
PORTFOLIO PROFILE -- May 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

                Computers................................. 8.6%
                Collective Investment Pool................ 6.4
                Aerospace/Defense......................... 5.7
                Electronic Components -- Semiconductors... 3.8
                Engineering/R&D Services.................. 3.7
                Medical Products.......................... 3.4
                Agricultural Chemicals.................... 3.3
                Diversified Manufacturing Operations...... 3.2
                Medical -- Biomedical/Gene................ 3.1
                Applications Software..................... 2.9
                Networking Products....................... 2.6
                Enterprise Software/Service............... 2.6
                Oil -- Field Services..................... 2.4
                Beverages -- Non-alcoholic................ 2.3
                Oil Companies -- Integrated............... 2.3
                Oil Companies -- Exploration & Production. 2.3
                Cellular Telecom.......................... 2.2
                Time Deposits............................. 2.2
                Web Portals/ISP........................... 2.1
                Pharmacy Services......................... 2.1
                Wireless Equipment........................ 1.9
                Metal -- Diversified...................... 1.8
                Cosmetics & Toiletries.................... 1.6
                Consulting Services....................... 1.6
                Finance -- Investment Banker/Broker....... 1.5
                Retail -- Drug Store...................... 1.4
                Electric Products -- Misc................. 1.4
                Commercial Services -- Finance............ 1.3
                Medical -- Drugs.......................... 1.1
                Oil Field Machinery & Equipment........... 1.0
                Retail -- Discount........................ 1.0
                Athletic Footwear......................... 1.0
                Oil & Gas Drilling........................ 1.0
                Instruments -- Scientific................. 1.0
                Aerospace/Defense -- Equipment............ 0.9
                Repurchase Agreements..................... 0.9
                Diversified Minerals...................... 0.9
                Building -- Heavy Construction............ 0.8
                Medical -- Generic Drugs.................. 0.8
                Beverages -- Wine/Spirits................. 0.8
                E-Commerce/Services....................... 0.8
                Telecom Equipment -- Fiber Optics......... 0.7
                Multimedia................................ 0.7
                Medical Instruments....................... 0.7
                Banks -- Fiduciary........................ 0.7
                Investment Management/Advisor Services.... 0.6
                Finance -- Other Services................. 0.6
                Data Processing/Management................ 0.6
                Commercial Services....................... 0.6
                Insurance -- Multi-line................... 0.6
                Electronic Forms.......................... 0.6
                Electronic Measurement Instruments........ 0.5
                Medical -- HMO............................ 0.5
                Machinery -- Construction & Mining........ 0.5
                Retail -- Office Supplies................. 0.5
                X-Ray Equipment........................... 0.5
                Banks -- Commercial....................... 0.5
                Retail -- Auto Parts...................... 0.5
                Electronics -- Military................... 0.5
                Disposable Medical Products............... 0.4
                Auto/Truck Parts & Equipment -- Original.. 0.4
                Insurance -- Property/Casualty............ 0.4
                Internet Infrastructure Software.......... 0.4
                Internet Security......................... 0.4
                Machinery -- Farming...................... 0.4
                Retail -- Regional Department Stores...... 0.4
                Retail -- Apparel/Shoe.................... 0.3
                Retail -- Consumer Electronics............ 0.3
                Oil Refining & Marketing.................. 0.3

                 Schools................................   0.3
                 Computer Aided Design..................   0.3
                 Medical -- Wholesale Drug Distribution.   0.2
                 Diagnostic Kits........................   0.2
                 Brewery................................   0.1
                                                         -----
                                                         106.9%
                                                         =====

*  Calculated as a percentage of net assets

AIG Retirement Company I Large Capital Growth Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008
--------------------------------------------------------------------------------


                                                              Market Value
                  Security Description                Shares    (Note 2)
     ---------------------------------------------------------------------
     COMMON STOCK -- 97.3%
     Aerospace/Defense -- 5.7%
       Boeing Co.....................................  70,145 $ 5,805,902
       General Dynamics Corp.........................  46,062   4,244,613
       Lockheed Martin Corp.#........................ 110,248  12,065,541
       Raytheon Co................................... 120,045   7,666,074
                                                              -----------
                                                               29,782,130
                                                              -----------
     Aerospace/Defense - Equipment -- 0.9%
       United Technologies Corp......................  67,866   4,821,201
                                                              -----------
     Agricultural Chemicals -- 3.3%
       CF Industries Holdings, Inc.#.................  20,000   2,738,000
       Monsanto Co...................................  46,000   5,860,400
       Syngenta AG...................................  15,591   4,749,477
       The Mosaic Co.+...............................  31,690   3,971,391
                                                              -----------
                                                               17,319,268
                                                              -----------
     Applications Software -- 2.9%
       Microsoft Corp................................ 525,989  14,896,008
                                                              -----------
     Athletic Footwear -- 1.0%
       NIKE, Inc., Class B...........................  74,288   5,079,071
                                                              -----------
     Auto/Truck Parts & Equipment - Original -- 0.4%
       BorgWarner, Inc.#.............................  44,052   2,277,929
                                                              -----------
     Banks - Commercial -- 0.5%
       Unibanco - Uniao de Bancos Brasileiros SA GDR.  16,190   2,539,725
                                                              -----------
     Banks - Fiduciary -- 0.7%
       The Bank of New York Mellon Corp..............  79,171   3,525,485
                                                              -----------
     Beverages - Non - alcoholic -- 2.3%
       PepsiCo, Inc.................................. 177,767  12,141,486
                                                              -----------
     Beverages - Wine/Spirits -- 0.8%
       Diageo PLC.................................... 210,419   4,105,667
                                                              -----------
     Building - Heavy Construction -- 0.8%
       Chicago Bridge & Iron Co., NV.................  94,482   4,317,827
                                                              -----------
     Cellular Telecom -- 2.2%
       America Movil SAB de CV, Series L ADR.........  66,124   3,952,231
       China Mobile, Ltd............................. 254,500   3,740,585
       NII Holdings, Inc.+...........................  70,800   3,554,160
                                                              -----------
                                                               11,246,976
                                                              -----------
     Commercial Services -- 0.6%
       AerCap Holdings NV+...........................  49,900     749,997
       Alliance Data Systems Corp.#+.................  37,800   2,269,512
                                                              -----------
                                                                3,019,509
                                                              -----------
     Commercial Services - Finance -- 1.3%
       Global Payments, Inc..........................  27,900   1,317,438
       Mastercard, Inc., Class A.....................   7,000   2,160,550
       Visa, Inc., Class A+..........................  38,600   3,333,496
                                                              -----------
                                                                6,811,484
                                                              -----------
     Computer Aided Design -- 0.3%
       Autodesk, Inc.+...............................  32,678   1,345,026
                                                              -----------
     Computers -- 8.6%
       Apple, Inc.+..................................  84,855  16,016,381
       Hewlett-Packard Co............................ 327,629  15,418,221
       International Business Machines Corp..........  59,968   7,761,658
       Research In Motion Ltd.+......................  40,266   5,591,740
                                                              -----------
                                                               44,788,000
                                                              -----------
     Consulting Services -- 1.6%
       Accenture Ltd., Class A....................... 205,846   8,402,634
                                                              -----------
     Cosmetics & Toiletries -- 1.6%
       Procter & Gamble Co........................... 127,300   8,408,165
                                                              -----------

                                                              Market Value
                   Security Description               Shares    (Note 2)

      --------------------------------------------------------------------
      Data Processing/Management -- 0.6%
        Fiserv, Inc.+................................  62,400 $ 3,267,264
                                                              -----------
      Diagnostic Kits -- 0.2%
        Inverness Medical Innovations, Inc.#+........  31,400   1,147,984
                                                              -----------
      Disposable Medical Products -- 0.4%
        C.R. Bard, Inc...............................  25,751   2,348,491
                                                              -----------
      Diversified Manufacturing Operations -- 3.2%
        Danaher Corp.................................  55,000   4,299,900
        Dover Corp...................................  57,500   3,109,600
        General Electric Co.......................... 146,800   4,509,696
        Honeywell International, Inc.................  76,792   4,578,339
                                                              -----------
                                                               16,497,535
                                                              -----------
      Diversified Minerals -- 0.9%
        BHP Billiton, Ltd............................  50,166   2,085,767
        Cia Vale do Rio Doce ADR.....................  61,600   2,450,448
                                                              -----------
                                                                4,536,215
                                                              -----------
      E - Commerce/Services -- 0.8%
        eBay, Inc.+..................................  54,700   1,641,547
        Expedia, Inc.#+..............................  96,000   2,328,000
                                                              -----------
                                                                3,969,547
                                                              -----------
      Electric Products - Misc. -- 1.4%
        AMETEK, Inc..................................  56,317   2,889,062
        Emerson Electric Co..........................  72,900   4,241,322
                                                              -----------
                                                                7,130,384
                                                              -----------
      Electronic Components - Semiconductors -- 3.8%
        Broadcom Corp., Class A#+....................  64,700   1,856,243
        Intel Corp................................... 301,743   6,994,403
        MEMC Electronic Materials, Inc.+.............  63,700   4,373,642
        NVIDIA Corp.+................................  71,484   1,765,655
        Texas Instruments, Inc....................... 146,576   4,760,788
                                                              -----------
                                                               19,750,731
                                                              -----------
      Electronic Forms -- 0.6%
        Adobe Systems, Inc.+.........................  65,800   2,899,148
                                                              -----------
      Electronic Measurement Instruments -- 0.5%
        Agilent Technologies, Inc.+..................  75,900   2,837,901
                                                              -----------
      Electronics - Military -- 0.5%
        L-3 Communications Holdings, Inc.............  22,100   2,373,319
                                                              -----------
      Engineering/R&D Services -- 3.7%
        ABB, Ltd.+................................... 260,772   8,471,806
        Fluor Corp.#.................................  31,879   5,947,028
        McDermott International, Inc.+...............  80,468   4,991,430
                                                              -----------
                                                               19,410,264
                                                              -----------
      Enterprise Software/Service -- 2.6%
        BMC Software, Inc.#+.........................  92,785   3,720,679
        Oracle Corp.+................................ 419,572   9,583,024
                                                              -----------
                                                               13,303,703
                                                              -----------
      Finance - Investment Banker/Broker -- 1.5%
        Lehman Brothers Holdings, Inc.#..............  22,800     839,268
        The Charles Schwab Corp...................... 113,300   2,512,994
        The Goldman Sachs Group, Inc.................  25,641   4,523,329
                                                              -----------
                                                                7,875,591
                                                              -----------
      Finance - Other Services -- 0.6%
        CME Group, Inc...............................   3,675   1,581,353
        The Nasdaq Stock Market, Inc.#+..............  48,306   1,692,159
                                                              -----------
                                                                3,273,512
                                                              -----------

AIG Retirement Company I Large Capital Growth Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                              Market Value
                   Security Description               Shares    (Note 2)
      --------------------------------------------------------------------
      COMMON STOCK (continued)
      Instruments - Scientific -- 1.0%
        Thermo Fisher Scientific, Inc.+..............  84,200 $ 4,969,484
                                                              -----------
      Insurance - Multi-line -- 0.6%
        Assurant, Inc................................  42,800   2,911,684
                                                              -----------
      Insurance - Property/Casualty -- 0.4%
        Chubb Corp...................................  39,839   2,141,745
                                                              -----------
      Internet Infrastructure Software -- 0.4%
        Akamai Technologies, Inc.#+..................  54,400   2,124,320
                                                              -----------
      Internet Security -- 0.4%
        Symantec Corp.+..............................  95,000   2,064,350
                                                              -----------
      Investment Management/Advisor Services -- 0.6%
        Invesco, Ltd.#...............................  53,000   1,474,990
        Janus Capital Group, Inc.....................  62,969   1,826,101
                                                              -----------
                                                                3,301,091
                                                              -----------
      Machinery - Construction & Mining -- 0.5%
        Joy Global, Inc..............................  32,204   2,712,543
                                                              -----------
      Machinery - Farming -- 0.4%
        Deere & Co...................................  23,000   1,870,820
                                                              -----------
      Medical Instruments -- 0.7%
        Medtronic, Inc...............................  70,100   3,551,967
                                                              -----------
      Medical Products -- 3.4%
        Baxter International, Inc....................  98,158   5,997,454
        Johnson & Johnson............................ 130,328   8,698,090
        Zimmer Holdings, Inc.+.......................  37,500   2,730,000
                                                              -----------
                                                               17,425,544
                                                              -----------
      Medical - Biomedical/Gene -- 3.1%
        Celgene Corp.+...............................  38,100   2,318,766
        Genentech, Inc.+.............................  35,500   2,515,885
        Genzyme Corp.+...............................  40,200   2,752,092
        Gilead Sciences, Inc.+....................... 100,700   5,570,724
        Invitrogen Corp.+............................  63,746   2,929,766
                                                              -----------
                                                               16,087,233
                                                              -----------
      Medical - Drugs -- 1.1%
        Abbott Laboratories..........................  37,900   2,135,665
        Merck & Co., Inc.............................  70,294   2,738,654
        Schering-Plough Corp.........................  42,514     867,286
                                                              -----------
                                                                5,741,605
                                                              -----------
      Medical - Generic Drugs -- 0.8%
        Mylan, Inc.#................................. 149,000   1,989,150
        Teva Pharmaceutical Industries, Ltd. ADR.....  48,000   2,195,040
                                                              -----------
                                                                4,184,190
                                                              -----------
      Medical - HMO -- 0.5%
        UnitedHealth Group, Inc......................  81,100   2,774,431
                                                              -----------
      Medical - Wholesale Drug Distribution -- 0.2%
        Cardinal Health, Inc.........................  23,100   1,306,074
                                                              -----------
      Metal - Diversified -- 1.8%
        Freeport-McMoRan Copper & Gold, Inc.#........  37,612   4,352,084
        Rio Tinto PLC ADR#...........................  10,229   4,940,607
                                                              -----------
                                                                9,292,691
                                                              -----------
      Multimedia -- 0.7%
        News Corp., Class A.......................... 128,662   2,309,483
        Time Warner, Inc.#...........................  79,300   1,259,284
                                                              -----------
                                                                3,568,767
                                                              -----------

                                                               Market Value
                   Security Description                Shares    (Note 2)

     ----------------------------------------------------------------------
     Networking Products -- 2.6%
       Cisco Systems, Inc.+........................... 431,096 $11,518,885
       Juniper Networks, Inc.#+.......................  76,570   2,107,206
                                                               -----------
                                                                13,626,091
                                                               -----------
     Oil & Gas Drilling -- 1.0%
       ENSCO International, Inc.......................  69,489   4,991,395
                                                               -----------
     Oil Companies - Exploration & Production -- 2.3%
       Apache Corp....................................   9,500   1,273,570
       Occidental Petroleum Corp......................  67,174   6,175,306
       XTO Energy, Inc................................  68,500   4,357,970
                                                               -----------
                                                                11,806,846
                                                               -----------
     Oil Companies - Integrated -- 2.3%
       Exxon Mobil Corp...............................  95,071   8,438,502
       Marathon Oil Corp..............................  67,814   3,484,961
                                                               -----------
                                                                11,923,463
                                                               -----------
     Oil Field Machinery & Equipment -- 1.0%
       Cameron International Corp.+...................  24,600   1,309,458
       National-Oilwell Varco, Inc.+..................  47,600   3,966,032
                                                               -----------
                                                                 5,275,490
                                                               -----------
     Oil Refining & Marketing -- 0.3%
       Valero Energy Corp.............................  32,066   1,630,235
                                                               -----------
     Oil - Field Services -- 2.4%
       Halliburton Co.#...............................  78,300   3,803,814
       Schlumberger, Ltd..............................  49,650   5,021,105
       Transocean, Inc.+..............................  23,060   3,463,381
                                                               -----------
                                                                12,288,300
                                                               -----------
     Pharmacy Services -- 2.1%
       Express Scripts, Inc.+.........................  78,897   5,689,263
       Medco Health Solutions, Inc.+.................. 105,678   5,120,099
                                                               -----------
                                                                10,809,362
                                                               -----------
     Retail - Apparel/Shoe -- 0.3%
       American Eagle Outfitters, Inc.#...............  92,300   1,681,706
                                                               -----------
     Retail - Auto Parts -- 0.5%
       AutoZone, Inc.#+...............................  19,500   2,467,920
                                                               -----------
     Retail - Consumer Electronics -- 0.3%
       Best Buy Co., Inc.#............................  35,600   1,662,164
                                                               -----------
     Retail - Discount -- 1.0%
       Target Corp....................................  34,400   1,835,584
       Wal-Mart Stores, Inc...........................  59,300   3,423,982
                                                               -----------
                                                                 5,259,566
                                                               -----------
     Retail - Drug Store -- 1.4%
       CVS Caremark Corp.............................. 168,078   7,192,058
                                                               -----------
     Retail - Office Supplies -- 0.5%
       Staples, Inc................................... 109,200   2,560,740
                                                               -----------
     Retail - Regional Department Stores -- 0.4%
       Kohl's Corp.+..................................  41,300   1,850,240
                                                               -----------
     School -- 0.3%
       Apollo Group, Inc., Class A+...................  33,591   1,605,314
                                                               -----------
     Telecom Equipment - Fiber Optics -- 0.7%
       Corning, Inc................................... 138,700   3,792,058
                                                               -----------
     Web Portals/ISP -- 2.1%
       Google, Inc., Class A+.........................  19,077  11,175,307
                                                               -----------

AIG Retirement Company I Large Capital Growth Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                           Shares/
                                                          Principal   Market Value
                 Security Description                      Amount       (Note 2)
-----------------------------------------------------------------------------------
COMMON STOCK (continued)
Wireless Equipment -- 1.9%
  Nokia Oyj ADR.........................................     145,526  $  4,132,938
  QUALCOMM, Inc.........................................     116,700     5,664,618
                                                                      ------------
                                                                         9,797,556
                                                                      ------------
X - Ray Equipment -- 0.5%
  Hologic, Inc.#+.......................................     106,100     2,549,583
                                                                      ------------
Total Common Stock
   (cost $418,300,084)..................................               505,423,113
                                                                      ------------
PREFERRED STOCK -- 0.1%
Brewery -- 0.1%
  Cia de Bebidas das Americas ADR
   (cost $567,125)......................................       7,750       532,192
                                                                      ------------
Total Long-Term Investment Securities
   (cost $418,867,209)..................................               505,955,305
                                                                      ------------
SHORT-TERM INVESTMENT SECURITIES -- 8.6%
Collective Investment Pool -- 6.4%
  Securities Lending Quality Trust(1)...................  33,379,945    33,379,945
                                                                      ------------
Time Deposit -- 2.2%
  Euro Time Deposit with State Street Bank & Trust Co.
   1.35% due 06/02/08................................... $11,142,000    11,142,000
                                                                      ------------
Total Short-Term Investment Securities
   (cost $44,521,945)...................................                44,521,945
                                                                      ------------
REPURCHASE AGREEMENT -- 0.9%
  State Street Bank & Trust Co. Joint
   Repurchase Agreement(2)
   (cost $4,705,000)....................................   4,705,000     4,705,000
                                                                      ------------
TOTAL INVESTMENTS
   (cost $468,094,154)(3)...............................       106.9%  555,182,250
Liabilities in excess of other assets...................        (6.9)  (35,888,325)
                                                         -----------  ------------
NET ASSETS --                                                  100.0% $519,293,925
                                                         ===========  ============

--------
#  The security or a portion thereof is out on loan (See Note 2)
+  Non-income producing security
(1)The security is purchased with the cash collateral received from securities loaned (see Note 2).
(2)See Note 2 for details of Joint Repurchase Agreements.
(3)See Note 5 for cost of investments on a tax basis.

ADR--American Depository Receipt
GDR--Global Depository Receipt

See Notes to Financial Statements

AIG Retirement Company I Mid Cap Index Fund
PORTFOLIO PROFILE -- May 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

             Collective Investment Pool...................... 21.4%
             Oil Companies -- Exploration & Production.......  6.7
             Real Estate Investment Trusts...................  5.2
             Electric -- Integrated..........................  5.0
             Diversified Manufacturing Operations............  2.7
             Retail -- Apparel/Shoe..........................  2.7
             Banks -- Commercial.............................  2.2
             Oil & Gas Drilling..............................  1.6
             Chemicals -- Specialty..........................  1.5
             Telecommunication Equipment.....................  1.5
             Commercial Paper................................  1.4
             Engineering/R&D Services........................  1.3
             Medical -- Biomedical/Gene......................  1.3
             Insurance -- Property/Casualty..................  1.2
             Data Processing/Management......................  1.2
             Steel -- Producers..............................  1.2
             Commercial Services.............................  1.2
             Insurance -- Multi-line.........................  1.1
             Medical -- Drugs................................  1.1
             Electronic Components -- Semiconductors.........  1.0
             Gas -- Distribution.............................  1.0
             Savings & Loans/Thrifts.........................  1.0
             Investment Management/Advisor Services..........  1.0
             Machinery -- General Industrial.................  1.0
             Schools.........................................  1.0
             Distribution/Wholesale..........................  0.9
             Medical Instruments.............................  0.9
             Agricultural Chemicals..........................  0.9
             Medical -- Hospitals............................  0.9
             Electronic Connectors...........................  0.9
             Machinery -- Pumps..............................  0.9
             Pipelines.......................................  0.9
             Aerospace/Defense -- Equipment..................  0.9
             Entertainment Software..........................  0.8
             Metal -- Iron...................................  0.8
             Auto/Truck Parts & Equipment -- Original........  0.8
             Coal............................................  0.8
             Oil Field Machinery & Equipment.................  0.8
             Computers -- Memory Devices.....................  0.8
             Oil -- Field Services...........................  0.8
             Semiconductor Components -- Integrated Circuits.  0.8
             Machinery -- Construction & Mining..............  0.8
             Metal Processors & Fabrication..................  0.8
             Computers -- Integrated Systems.................  0.8
             Building -- Residential/Commercial..............  0.7
             Retail -- Restaurants...........................  0.7
             Paper & Related Products........................  0.7
             Electronic Parts Distribution...................  0.7
             Transport -- Marine.............................  0.7
             Electronic Design Automation....................  0.7
             Retail -- Automobile............................  0.6
             Human Resources.................................  0.6
             Chemicals -- Diversified........................  0.6
             Transport -- Truck..............................  0.6
             Retail -- Auto Parts............................  0.6
             Machine Tools & Related Products................  0.6
             Food -- Meat Products...........................  0.5
             Retail -- Discount..............................  0.5
             X-Ray Equipment.................................  0.5
             Telephone -- Integrated.........................  0.5
             Dental Supplies & Equipment.....................  0.5
             Internet Security...............................  0.5
             Containers -- Paper/Plastic.....................  0.5
             Medical -- HMO..................................  0.5
             Insurance -- Life/Health........................  0.5
             Machinery -- Farming............................  0.5
             Insurance -- Reinsurance........................  0.5
             Electric Products -- Misc.......................  0.5
             Commercial Services -- Finance..................  0.5

                   Medical Labs & Testing Services....... 0.4
                   Networking Products................... 0.4
                   Coatings/Paint........................ 0.4
                   Non-Hazardous Waste Disposal.......... 0.4
                   Hazardous Waste Disposal.............. 0.4
                   Semiconductor Equipment............... 0.4
                   Medical Products...................... 0.4
                   Consumer Products -- Misc............. 0.4
                   Finance -- Investment Banker/Broker... 0.4
                   Industrial Gases...................... 0.4
                   Building Products -- Cement........... 0.4
                   Batteries/Battery Systems............. 0.4
                   Research & Development................ 0.4
                   Insurance Brokers..................... 0.4
                   Electronic Components -- Misc......... 0.4
                   Rental Auto/Equipment................. 0.4
                   Hospital Beds/Equipment............... 0.4
                   Food -- Misc.......................... 0.4
                   Textile -- Home Furnishings........... 0.4
                   Computer Services..................... 0.3
                   Consulting Services................... 0.3
                   Transport -- Rail..................... 0.3
                   Soap & Cleaning Preparation........... 0.3
                   Motion Pictures & Services............ 0.3
                   Food -- Confectionery................. 0.3
                   Filtration/Separation Products........ 0.3
                   Medical -- Generic Drugs.............. 0.3
                   E-Marketing/Info...................... 0.3
                   Beverages -- Non-alcoholic............ 0.3
                   Advertising Sales..................... 0.3
                   Enterprise Software/Service........... 0.3
                   Private Corrections................... 0.3
                   Oil Refining & Marketing.............. 0.3
                   Diagnostic Equipment.................. 0.3
                   Respiratory Products.................. 0.3
                   Miscellaneous Manufacturing........... 0.3
                   Medical Information Systems........... 0.3
                   Retail -- Pet Food & Supplies......... 0.3
                   Auto -- Heavy Duty Trucks............. 0.3
                   Retail -- Catalog Shopping............ 0.3
                   Pharmacy Services..................... 0.3
                   Publishing -- Books................... 0.2
                   Funeral Services & Related Items...... 0.2
                   Power Converter/Supply Equipment...... 0.2
                   Veterinary Diagnostics................ 0.2
                   Medical -- Outpatient/Home Medical.... 0.2
                   Investment Companies.................. 0.2
                   Internet Infrastructure Software...... 0.2
                   Office Furnishings -- Original........ 0.2
                   Machinery -- Print Trade.............. 0.2
                   Industrial Automated/Robotic.......... 0.2
                   Transport -- Equipment & Leasng....... 0.2
                   Water................................. 0.2
                   Computer Software..................... 0.2
                   Cosmetics & Toiletries................ 0.2
                   Real Estate Management/Services....... 0.2
                   Retail -- Mail Order.................. 0.2
                   Banks -- Fiduciary.................... 0.2
                   Computer Aided Design................. 0.2
                   Intimate Apparel...................... 0.2
                   Casino Services....................... 0.2
                   Physical Therapy/Rehabilation Centers. 0.2
                   Retail -- Major Department Stores..... 0.2
                   Retail -- Sporting Goods.............. 0.2
                   Medical Sterilization Products........ 0.2
                   Electronic Measurement Instruments.... 0.2
                   Telecom Services...................... 0.2
                   Auction Houses/Art Dealers............ 0.1
                   Airlines.............................. 0.1

AIG Retirement Company I Mid Cap Index Fund
PORTFOLIO PROFILE -- May 31, 2008 (Unaudited) -- (continued)
--------------------------------------------------------------------------------

Industry Allocation* (continued)

              Retail -- Bookstore.........................   0.1%
              Instruments -- Scientific...................   0.1
              Vitamins & Nutrition Products...............   0.1
              Advertising Services........................   0.1
              Finance -- Auto Loans.......................   0.1
              Optical Supplies............................   0.1
              Repurchase Agreements.......................   0.1
              E-Commerce/Services.........................   0.1
              Racetracks..................................   0.1
              Tobacco.....................................   0.1
              Recreational Centers........................   0.1
              Retail -- Hair Salons.......................   0.1
              Food -- Retail..............................   0.1
              Environmental Monitoring & Detection........   0.1
              Building -- Heavy Construction..............   0.1
              U.S. Government Treasuries..................   0.1
              Multimedia..................................   0.1
              Wireless Equipment..........................   0.1
              Financial Guarantee Insurance...............   0.1
              Building -- MobileHome/Manufactured Housing.   0.1
              Internet Infrastructure Equipment...........   0.1
              Footwear & Related Apparel..................   0.1
              Casino Hotels...............................   0.1
              Golf........................................   0.1
              Decision Support Software...................   0.1
              Medical -- Nursing Homes....................   0.1
              Printing -- Commercial......................   0.1
              Building & Construction -- Misc.............   0.1
              Home Furnishings............................   0.1
              Building -- Maintance & Services............   0.1
              Computers...................................   0.1
              Transactional Software......................   0.1
              Direct Marketing............................   0.1
                                                           -----
                                                           120.7%
                                                           =====

*  Calculated as a percentage of net assets.

AIG Retirement Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008
--------------------------------------------------------------------------------



                                                              Market Value
                  Security Description                Shares    (Note 2)
     ---------------------------------------------------------------------
     COMMON STOCK -- 97.7%
     Advertising Sales -- 0.3%
       Lamar Advertising Co., Class A+#.............. 180,900 $ 7,570,665
                                                              -----------
     Advertising Services -- 0.1%
       Getty Images, Inc.+........................... 109,600   3,669,408
                                                              -----------
     Aerospace/Defense - Equipment -- 0.9%
       Alliant Techsystems, Inc.+#...................  75,300   8,174,568
       BE Aerospace, Inc.+........................... 213,900   7,475,805
       DRS Technologies, Inc.........................  95,000   7,484,100
                                                              -----------
                                                               23,134,473
                                                              -----------
     Agricultural Chemicals -- 0.9%
       CF Industries Holdings, Inc.#................. 111,100  15,209,590
       Terra Industries, Inc......................... 208,600   9,101,218
                                                              -----------
                                                               24,310,808
                                                              -----------
     Airlines -- 0.1%
       AirTran Holdings, Inc.+#...................... 263,100     789,300
       Alaska Air Group, Inc.+.......................  87,400   1,706,922
       JetBlue Airways Corp.+#....................... 417,800   1,658,666
                                                              -----------
                                                                4,154,888
                                                              -----------
     Auction House/Art Dealer -- 0.1%
       Sotheby's#.................................... 155,000   4,157,100
                                                              -----------
     Auto - Heavy Duty Trucks -- 0.3%
       Oshkosh Corp.................................. 170,500   6,889,905
                                                              -----------
     Auto/Truck Parts & Equipment - Original -- 0.8%
       ArvinMeritor, Inc.#........................... 167,400   2,505,978
       BorgWarner, Inc.#............................. 267,500  13,832,425
       Lear Corp.+................................... 177,400   4,568,050
       Modine Manufacturing Co.#.....................  75,200   1,183,648
                                                              -----------
                                                               22,090,101
                                                              -----------
     Banks - Commercial -- 2.2%
       Associated Banc-Corp.#........................ 293,000   8,001,830
       Bank of Hawaii Corp........................... 110,700   5,988,870
       Cathay General Bancorp#....................... 113,600   1,747,168
       City National Corp.#..........................  92,800   4,491,520
       Colonial BancGroup, Inc.#..................... 450,900   2,764,017
       Cullen/Frost Bankers, Inc.#................... 134,900   7,540,910
       FirstMerit Corp............................... 185,200   3,742,892
       SVB Financial Group+#.........................  74,300   3,807,875
       Synovus Financial Corp.#...................... 759,400   8,725,506
       TCF Financial Corp.#.......................... 249,800   4,126,696
       Webster Financial Corp........................ 120,600   3,131,982
       Westamerica Bancorp.#.........................  66,200   3,674,100
                                                              -----------
                                                               57,743,366
                                                              -----------
     Banks - Fiduciary -- 0.2%
       Wilmington Trust Corp......................... 155,600   5,125,464
                                                              -----------
     Batteries/Battery Systems -- 0.4%
       Energizer Holdings, Inc.+..................... 132,000  10,769,880
                                                              -----------
     Beverages - Non-alcoholic -- 0.3%
       Hansen Natural Corp.+#........................ 139,300   4,351,732
       PepsiAmericas, Inc............................ 136,000   3,314,320
                                                              -----------
                                                                7,666,052
                                                              -----------
     Building & Construction - Misc. -- 0.1%
       Dycom Industries, Inc.+#......................  93,600   1,605,240
                                                              -----------
     Building Products - Cement -- 0.4%
       Martin Marietta Materials, Inc.#..............  94,800  11,062,212
                                                              -----------
     Building - Heavy Construction -- 0.1%
       Granite Construction, Inc.#...................  75,200   2,750,064
                                                              -----------

                                                                Market Value
                   Security Description                 Shares    (Note 2)

    ------------------------------------------------------------------------
    Building - Maintenance & Services -- 0.1%
      Rollins, Inc.....................................  97,600 $ 1,552,816
                                                                -----------
    Building - MobileHome/Manufactured Housing -- 0.1%
      Thor Industries, Inc.#...........................  79,000   2,129,840
                                                                -----------
    Building - Residential/Commercial -- 0.7%
      Hovnanian Enterprises, Inc., Class A+#........... 103,800     815,868
      M.D.C Holdings, Inc.#............................  80,500   3,270,715
      NVR, Inc.+#......................................  12,100   6,840,977
      Ryland Group, Inc.#..............................  97,100   2,699,380
      Toll Brothers, Inc.+#............................ 295,000   6,215,650
                                                                -----------
                                                                 19,842,590
                                                                -----------
    Capacitors -- 0.0%
      KEMET Corp.+#.................................... 193,600     780,208
                                                                -----------
    Casino Hotel -- 0.1%
      Boyd Gaming Corp.#............................... 129,100   2,059,145
                                                                -----------
    Casino Services -- 0.2%
      Scientific Games Corp., Class A+#................ 150,200   4,855,966
                                                                -----------
    Chemicals - Diversified -- 0.6%
      FMC Corp......................................... 172,700  12,776,346
      Olin Corp.#...................................... 171,500   3,858,750
                                                                -----------
                                                                 16,635,096
                                                                -----------
    Chemicals - Specialty -- 1.5%
      Albemarle Corp................................... 174,300   7,751,121
      Cabot Corp.#..................................... 149,500   4,789,980
      Chemtura Corp.................................... 556,400   4,857,372
      Cytec Industries, Inc............................  96,300   6,082,308
      Ferro Corp....................................... 100,200   1,939,872
      Lubrizol Corp.................................... 157,200   8,818,920
      Minerals Technologies, Inc.#.....................  43,800   3,048,918
      Sensient Technologies Corp.#..................... 110,000   3,459,500
                                                                -----------
                                                                 40,747,991
                                                                -----------
    Coal -- 0.8%
      Arch Coal, Inc................................... 330,800  21,472,228
                                                                -----------
    Coatings/Paint -- 0.4%
      RPM International, Inc........................... 279,900   6,865,947
      Valspar Corp..................................... 230,400   5,197,824
                                                                -----------
                                                                 12,063,771
                                                                -----------
    Commercial Services -- 1.2%
      Alliance Data Systems Corp.+..................... 181,800  10,915,272
      ChoicePoint, Inc.+............................... 155,900   7,589,212
      Quanta Services, Inc.+#.......................... 393,100  12,594,924
                                                                -----------
                                                                 31,099,408
                                                                -----------
    Commercial Services - Finance -- 0.5%
      Deluxe Corp...................................... 118,100   2,660,793
      Global Payments, Inc............................. 182,600   8,622,372
      PacWest Bancorp#.................................  56,100   1,182,588
                                                                -----------
                                                                 12,465,753
                                                                -----------
    Computer Aided Design -- 0.2%
      Parametric Technology Corp.+..................... 266,600   5,006,748
                                                                -----------
    Computer Services -- 0.3%
      DST Systems, Inc.+#.............................. 106,500   6,752,100
      SRA International, Inc.+#........................  98,700   2,327,346
                                                                -----------
                                                                  9,079,446
                                                                -----------
    Computer Software -- 0.2%
      Metavante Technologies, Inc.+.................... 205,400   5,229,484
                                                                -----------

AIG Retirement Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                             Market Value
                   Security Description              Shares    (Note 2)
       ------------------------------------------------------------------
       COMMON STOCK (continued)
       Computers -- 0.1%
         Palm, Inc.#................................ 245,800 $ 1,489,548
                                                             -----------
       Computers - Integrated Systems -- 0.8%
         Diebold, Inc............................... 151,200   5,966,352
         Jack Henry & Associates, Inc.#............. 176,600   4,203,080
         NCR Corp.+................................. 401,400  10,621,044
                                                             -----------
                                                              20,790,476
                                                             -----------
       Computers - Memory Devices -- 0.8%
         Imation Corp.#.............................  72,100   1,886,136
         Western Digital Corp.+#.................... 510,100  19,144,053
                                                             -----------
                                                              21,030,189
                                                             -----------
       Consulting Services -- 0.3%
         Corporate Executive Board Co...............  79,800   3,604,566
         Gartner, Inc.+#............................ 149,400   3,255,426
         Navigant Consulting, Inc.+................. 105,000   2,115,750
                                                             -----------
                                                               8,975,742
                                                             -----------
       Consumer Products - Misc. -- 0.4%
         American Greetings Corp., Class A#......... 112,200   2,093,652
         Blyth, Inc.#...............................  55,500   1,080,030
         Scotts Miracle-Gro Co., Class A............ 101,900   2,873,580
         Tupperware Brands Corp..................... 141,600   5,423,280
                                                             -----------
                                                              11,470,542
                                                             -----------
       Containers - Paper/Plastic -- 0.5%
         Packaging Corp. of America................. 211,300   5,502,252
         Sonoco Products Co......................... 228,700   7,917,594
                                                             -----------
                                                              13,419,846
                                                             -----------
       Cosmetics & Toiletries -- 0.2%
         Alberto-Culver Co.......................... 195,100   5,156,493
                                                             -----------
       Data Processing/Management -- 1.2%
         Acxiom Corp................................ 156,100   2,289,987
         Broadridge Financial Solutions, Inc........ 321,800   7,253,372
         CSG Systems International, Inc.+...........  80,400   1,067,712
         Dun & Bradstreet Corp...................... 130,100  11,919,762
         Fair Isaac Corp.#.......................... 112,400   2,840,348
         SEI Investments Co......................... 290,400   7,004,448
                                                             -----------
                                                              32,375,629
                                                             -----------
       Decision Support Software -- 0.1%
         Wind River Systems, Inc.+#................. 176,800   1,912,976
                                                             -----------
       Dental Supplies & Equipment -- 0.5%
         Dentsply International, Inc................ 346,800  14,059,272
                                                             -----------
       Diagnostic Equipment -- 0.3%
         Gen-Probe, Inc.+........................... 124,000   7,060,560
                                                             -----------
       Direct Marketing -- 0.1%
         Harte-Hanks, Inc.#.........................  98,900   1,340,095
                                                             -----------
       Distribution/Wholesale -- 0.9%
         Fastenal Co................................ 287,800  14,228,832
         Ingram Micro, Inc., Class A+............... 341,400   6,189,582
         Tech Data Corp.+........................... 124,700   4,562,773
                                                             -----------
                                                              24,981,187
                                                             -----------
       Diversified Manufacturing Operations -- 2.7%
         Carlisle Cos., Inc.#....................... 138,200   4,620,026
         Crane Co................................... 118,100   5,391,265
         Federal Signal Corp.#...................... 109,900   1,481,452
         Harsco Corp................................ 194,100  12,290,412
         Matthews International Corp., Class A......  71,200   3,389,832
         Pentair, Inc............................... 228,100   8,537,783

                                                               Market Value
                   Security Description                Shares    (Note 2)

     ----------------------------------------------------------------------
     Diversified Manufacturing Operations (continued)
       SPX Corp....................................... 122,600 $ 16,291,088
       Teleflex, Inc..................................  90,000    5,336,100
       The Brink's Co................................. 110,400    8,001,792
       Trinity Industries, Inc.#...................... 187,000    7,638,950
                                                               ------------
                                                                 72,978,700
                                                               ------------
     E-Commerce/Services -- 0.1%
       NetFlix, Inc.+#................................ 102,600    3,114,936
                                                               ------------
     E-Marketing/Info -- 0.3%
       Digital River, Inc.+#..........................  85,300    3,417,118
       ValueClick, Inc.+.............................. 225,100    4,526,761
                                                               ------------
                                                                  7,943,879
                                                               ------------
     Electric Products - Misc. -- 0.5%
       AMETEK, Inc.................................... 246,200   12,630,060
                                                               ------------
     Electric - Integrated -- 5.0%
       Alliant Energy Corp............................ 261,300    9,809,202
       Aquila, Inc.+#................................. 866,900    3,302,889
       Black Hills Corp.#.............................  87,000    3,065,880
       DPL, Inc.#..................................... 261,000    7,417,620
       Energy East Corp............................... 363,900    9,210,309
       Great Plains Energy, Inc.#..................... 198,200    5,198,786
       Hawaiian Electric Industries, Inc.#............ 192,000    5,064,960
       IDACORP, Inc.#................................. 103,500    3,173,310
       MDU Resources Group, Inc....................... 419,400   13,852,782
       Northeast Utilities............................ 356,600    9,310,826
       NSTAR#......................................... 245,400    8,228,262
       OGE Energy Corp................................ 211,100    7,082,405
       PNM Resources, Inc.#........................... 198,300    2,944,755
       Puget Energy, Inc.............................. 298,100    8,343,819
       SCANA Corp.#................................... 268,300   10,769,562
       Sierra Pacific Resources....................... 537,800    7,297,946
       Westar Energy, Inc.#........................... 238,400    5,721,600
       Wisconsin Energy Corp.#........................ 268,800   12,913,152
                                                               ------------
                                                                132,708,065
                                                               ------------
     Electronic Components - Misc. -- 0.4%
       Gentex Corp.#.................................. 331,200    5,815,872
       Vishay Intertechnology, Inc.+.................. 428,800    4,322,304
                                                               ------------
                                                                 10,138,176
                                                               ------------
     Electronic Components - Semiconductors -- 1.0%
       Cree, Inc.+#................................... 201,000    5,109,420
       Fairchild Semiconductor International, Inc.+... 286,400    4,296,000
       International Rectifier Corp.+................. 166,600    3,861,788
       Intersil Corp., Class A........................ 291,300    8,118,531
       Semtech Corp.+................................. 147,800    2,589,456
       Silicon Laboratories, Inc.+.................... 111,900    4,123,515
                                                               ------------
                                                                 28,098,710
                                                               ------------
     Electronic Connectors -- 0.9%
       Amphenol Corp., Class A........................ 406,900   18,973,747
       Thomas & Betts Corp.+.......................... 117,500    4,990,225
                                                               ------------
                                                                 23,963,972
                                                               ------------
     Electronic Design Automation -- 0.7%
       Cadence Design Systems, Inc.+.................. 592,800    6,888,336
       Mentor Graphics Corp.+......................... 206,300    2,403,395
       Synopsys, Inc.+................................ 326,200    8,595,370
                                                               ------------
                                                                 17,887,101
                                                               ------------
     Electronic Measurement Instruments -- 0.2%
       National Instruments Corp...................... 132,000    4,192,320
                                                               ------------

AIG Retirement Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                             Market Value
                   Security Description              Shares    (Note 2)
       ------------------------------------------------------------------
       COMMON STOCK (continued)
       Electronic Parts Distribution -- 0.7%
         Arrow Electronics, Inc.+................... 282,700 $ 8,667,582
         Avnet, Inc.+............................... 345,500  10,199,160
                                                             -----------
                                                              18,866,742
                                                             -----------
       Engineering/R&D Services -- 1.3%
         KBR, Inc................................... 390,000  13,536,900
         Shaw Group, Inc.+.......................... 187,800  11,455,800
         URS Corp.+................................. 191,800   9,169,958
                                                             -----------
                                                              34,162,658
                                                             -----------
       Enterprise Software/Service -- 0.3%
         Advent Software, Inc.+#....................  41,200   1,770,364
         Sybase, Inc.+.............................. 180,300   5,773,206
                                                             -----------
                                                               7,543,570
                                                             -----------
       Entertainment Software -- 0.9%
         Activision, Inc.+.......................... 675,400  22,794,750
                                                             -----------
       Environmental Monitoring & Detection -- 0.1%
         Mine Safety Appliances Co.#................  67,300   2,775,452
                                                             -----------
       Filtration/Separation Products -- 0.3%
         Donaldson Co., Inc.#....................... 161,800   8,329,464
                                                             -----------
       Finance - Auto Loans -- 0.1%
         AmeriCredit Corp.+#........................ 263,400   3,579,606
                                                             -----------
       Finance - Investment Banker/Broker -- 0.4%
         Jefferies Group, Inc.#..................... 259,400   4,669,200
         Raymond James Financial, Inc.#............. 220,800   6,568,800
                                                             -----------
                                                              11,238,000
                                                             -----------
       Financial Guarantee Insurance -- 0.1%
         PMI Group, Inc.#........................... 186,700   1,112,732
         Radian Group, Inc.#........................ 185,000   1,060,050
                                                             -----------
                                                               2,172,782
                                                             -----------
       Food - Confectionery -- 0.3%
         The J.M. Smucker Co.#...................... 127,700   6,741,283
         Tootsie Roll Industries, Inc.#.............  62,747   1,608,206
                                                             -----------
                                                               8,349,489
                                                             -----------
       Food - Meat Products -- 0.5%
         Hormel Foods Corp.......................... 165,200   6,242,908
         Smithfield Foods, Inc.+#................... 268,700   8,407,623
                                                             -----------
                                                              14,650,531
                                                             -----------
       Food - Misc. -- 0.4%
         Corn Products International, Inc........... 169,700   7,977,597
         Lancaster Colony Corp.#....................  48,301   1,582,824
                                                             -----------
                                                               9,560,421
                                                             -----------
       Food - Retail -- 0.1%
         Ruddick Corp.#.............................  85,500   3,037,815
                                                             -----------
       Footwear & Related Apparel -- 0.1%
         Timberland Co., Class A+#.................. 112,000   2,061,920
                                                             -----------
       Funeral Services & Related Items -- 0.2%
         Service Corp. International................ 602,100   6,442,470
                                                             -----------
       Gas - Distribution -- 1.0%
         AGL Resources, Inc......................... 175,600   6,268,920
         Energen Corp............................... 164,700  12,344,265
         Vectren Corp.#............................. 175,400   5,174,300
         WGL Holdings, Inc.......................... 113,600   3,963,504
                                                             -----------
                                                              27,750,989
                                                             -----------

                                                             Market Value
                  Security Description               Shares    (Note 2)

      -------------------------------------------------------------------
      Golf -- 0.1%
        Callaway Golf Co............................ 152,500 $ 1,936,750
                                                             -----------
      Hazardous Waste Disposal -- 0.4%
        Stericycle, Inc.+........................... 201,000  11,718,300
                                                             -----------
      Home Furnishings -- 0.1%
        Furniture Brands International, Inc.#....... 111,500   1,567,690
                                                             -----------
      Hospital Beds/Equipment -- 0.4%
        Hill-Rom Holdings, Inc.#.................... 143,100   4,400,325
        Kinetic Concepts, Inc.+..................... 124,300   5,398,349
                                                             -----------
                                                               9,798,674
                                                             -----------
      Human Resources -- 0.6%
        Kelly Services, Inc., Class A#..............  51,400   1,079,400
        Korn/Ferry International+................... 106,600   1,790,880
        Manpower, Inc............................... 183,100  11,535,300
        MPS Group, Inc.+............................ 219,600   2,521,008
                                                             -----------
                                                              16,926,588
                                                             -----------
      Industrial Automated/Robotic -- 0.2%
        Nordson Corp.#..............................  77,400   5,561,190
                                                             -----------
      Industrial Gases -- 0.4%
        Airgas, Inc................................. 189,500  11,212,715
                                                             -----------
      Instruments - Scientific -- 0.1%
        Varian, Inc.+...............................  69,600   3,862,104
                                                             -----------
      Insurance Brokers -- 0.4%
        Arthur J. Gallagher & Co.#.................. 211,600   5,402,148
        Brown & Brown, Inc.......................... 262,000   5,101,140
                                                             -----------
                                                              10,503,288
                                                             -----------
      Insurance - Life/Health -- 0.5%
        Protective Life Corp........................ 161,400   6,775,572
        StanCorp Financial Group, Inc............... 112,700   6,197,373
                                                             -----------
                                                              12,972,945
                                                             -----------
      Insurance - Multi-line -- 1.1%
        American Financial Group, Inc............... 164,600   4,908,372
        Hanover Insurance Group, Inc................ 119,400   5,504,340
        HCC Insurance Holdings, Inc................. 265,200   6,327,672
        Horace Mann Educators Corp..................  93,500   1,523,115
        Old Republic International Corp.#........... 529,700   7,971,985
        Unitrin, Inc.#.............................. 119,100   4,126,815
                                                             -----------
                                                              30,362,299
                                                             -----------
      Insurance - Property/Casualty -- 1.2%
        Commerce Group, Inc.#.......................  99,800   3,669,646
        Fidelity National Financial, Inc., Class A#. 489,900   8,377,290
        First American Corp.#....................... 211,400   7,096,698
        Mercury General Corp.#......................  81,800   4,160,348
        W.R. Berkley Corp........................... 357,700   9,690,093
                                                             -----------
                                                              32,994,075
                                                             -----------
      Insurance - Reinsurance -- 0.5%
        Everest Re Group, Ltd....................... 144,400  12,666,768
                                                             -----------
      Internet Infrastructure Equipment -- 0.1%
        Avocent Corp.+.............................. 105,100   2,073,623
                                                             -----------
      Internet Infrastructure Software -- 0.2%
        F5 Networks, Inc.+#......................... 195,200   5,865,760
                                                             -----------
      Internet Security -- 0.5%
        McAfee, Inc.+............................... 372,900  13,517,625
                                                             -----------
      Intimate Apparel -- 0.2%
        The Warnaco Group, Inc.+.................... 103,800   5,002,122
                                                             -----------

AIG Retirement Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                               Market Value
                  Security Description                 Shares    (Note 2)
    -----------------------------------------------------------------------
    COMMON STOCK (continued)
    Investment Companies -- 0.2%
      Apollo Investment Corp.#........................ 325,600 $ 5,877,080
                                                               -----------
    Investment Management/Advisor Services -- 1.0%
      Affiliated Managers Group, Inc.+................  83,700   8,579,250
      Eaton Vance Corp................................ 265,700  11,305,535
      Waddell & Reed Financial, Inc., Class A......... 198,200   7,008,352
                                                               -----------
                                                                26,893,137
                                                               -----------
    Machine Tools & Related Products -- 0.6%
      Kennametal, Inc................................. 177,300   6,852,645
      Lincoln Electric Holdings, Inc..................  98,800   8,149,024
                                                               -----------
                                                                15,001,669
                                                               -----------
    Machinery - Construction & Mining -- 0.8%
      Joy Global, Inc................................. 248,100  20,897,463
                                                               -----------
    Machinery - Farming -- 0.5%
      AGCO Corp.+#.................................... 210,500  12,720,515
                                                               -----------
    Machinery - General Industrial -- 1.0%
      IDEX Corp....................................... 187,500   7,282,500
      Roper Industries, Inc........................... 205,200  13,346,208
      Wabtec Corp..................................... 111,900   5,211,183
                                                               -----------
                                                                25,839,891
                                                               -----------
    Machinery - Print Trade -- 0.2%
      Zebra Technologies Corp., Class A+.............. 152,500   5,734,000
                                                               -----------
    Machinery - Pumps -- 0.9%
      Flowserve Corp.................................. 131,800  18,256,936
      Graco, Inc.#.................................... 140,400   5,674,968
                                                               -----------
                                                                23,931,904
                                                               -----------
    Medical Information Systems -- 0.3%
      Cerner Corp.+#.................................. 153,400   6,959,758
                                                               -----------
    Medical Instruments -- 0.9%
      Beckman Coulter, Inc............................ 144,100   9,999,099
      Edwards Lifesciences Corp.+..................... 130,200   7,513,842
      Techne Corp.+...................................  89,600   7,033,600
                                                               -----------
                                                                24,546,541
                                                               -----------
    Medical Labs & Testing Services -- 0.5%
      Covance, Inc.+.................................. 147,400  12,083,852
                                                               -----------
    Medical Products -- 0.4%
      Henry Schein, Inc.+#............................ 205,900  11,472,748
                                                               -----------
    Medical Sterilization Products -- 0.2%
      STERIS Corp..................................... 142,600   4,313,650
                                                               -----------
    Medical - Biomedical/Gene -- 1.3%
      Affymetrix, Inc.+#.............................. 159,600   1,924,776
      Charles River Laboratories International, Inc.+. 156,600  10,066,248
      Invitrogen Corp.+............................... 212,400   9,761,904
      PDL BioPharma, Inc.#............................ 268,500   2,752,125
      Vertex Pharmaceuticals, Inc.+#.................. 323,000   9,247,490
                                                               -----------
                                                                33,752,543
                                                               -----------
    Medical - Drugs -- 1.1%
      Cephalon, Inc.+#................................ 155,500  10,528,905
      Endo Pharmaceuticals Holdings, Inc.+............ 279,800   6,894,272
      Medicis Pharmaceutical Corp., Class A#.......... 129,600   3,081,888
      Sepracor, Inc.+#................................ 257,400   5,562,414
      Valeant Pharmaceuticals International+#......... 209,200   3,424,604
                                                               -----------
                                                                29,492,083
                                                               -----------
    Medical - Generic Drugs -- 0.3%
      Par Pharmaceutical Cos., Inc.+#.................  79,400   1,448,256
      Perrigo Co.#.................................... 178,500   6,534,885
                                                               -----------
                                                                 7,983,141
                                                               -----------

                                                               Market Value
                   Security Description                Shares    (Note 2)

     ----------------------------------------------------------------------
     Medical - HMO -- 0.5%
       Health Net, Inc.+.............................. 253,500 $ 7,858,500
       WellCare Health Plans, Inc.+...................  95,800   5,286,244
                                                               -----------
                                                                13,144,744
                                                               -----------
     Medical - Hospitals -- 0.9%
       Community Health Systems, Inc.+#............... 222,000   7,998,660
       Health Management Assoc., Inc.+................ 559,200   4,339,392
       LifePoint Hospitals, Inc.+#.................... 130,400   4,171,496
       Universal Health Services, Inc., Class B....... 118,900   7,728,500
                                                               -----------
                                                                24,238,048
                                                               -----------
     Medical - Nursing Homes -- 0.1%
       Kindred Healthcare, Inc.+......................  68,800   1,898,192
                                                               -----------
     Medical - Outpatient/Home Medical -- 0.2%
       Apria Healthcare Group, Inc.+.................. 100,700   1,696,795
       Lincare Holdings, Inc.+#....................... 168,200   4,383,292
                                                               -----------
                                                                 6,080,087
                                                               -----------
     Metal Processors & Fabrication -- 0.8%
       Commercial Metals Co........................... 267,900   9,805,140
       Timken Co...................................... 220,100   8,062,263
       Worthington Industries, Inc.#.................. 151,900   3,028,886
                                                               -----------
                                                                20,896,289
                                                               -----------
     Metal - Iron -- 0.8%
       Cleveland-Cliffs, Inc.#........................ 207,600  22,150,920
                                                               -----------
     Miscellaneous Manufacturing -- 0.3%
       AptarGroup, Inc................................ 157,000   7,021,040
                                                               -----------
     Motion Pictures & Services -- 0.3%
       Dreamworks Animation SKG, Inc., Class A+....... 183,000   5,777,310
       Macrovision Solutions Corp.+#.................. 190,700   2,580,171
                                                               -----------
                                                                 8,357,481
                                                               -----------
     Multimedia -- 0.1%
       Belo Corp., Class A............................ 202,200   1,933,032
       Media General, Inc., Class A#..................  52,600     801,624
                                                               -----------
                                                                 2,734,656
                                                               -----------
     Networking Products -- 0.5%
       3Com Corp.+#................................... 925,400   2,332,008
       Foundry Networks, Inc.+........................ 345,000   4,692,000
       Polycom, Inc.+................................. 202,500   5,046,300
                                                               -----------
                                                                12,070,308
                                                               -----------
     Non-Hazardous Waste Disposal -- 0.4%
       Republic Services, Inc......................... 362,900  11,950,297
                                                               -----------
     Office Furnishings - Original -- 0.2%
       Herman Miller, Inc.#........................... 130,100   3,226,480
       HNI Corp.#..................................... 102,300   2,565,684
                                                               -----------
                                                                 5,792,164
                                                               -----------
     Oil & Gas Drilling -- 1.6%
       Helmerich & Payne, Inc......................... 238,200  14,923,230
       Patterson-UTI Energy, Inc.#.................... 353,900  11,140,772
       Pride International, Inc.+..................... 384,100  16,877,354
                                                               -----------
                                                                42,941,356
                                                               -----------
     Oil Companies - Exploration & Production -- 6.7%
       Bill Barrett Corp.+............................  77,200   4,155,676
       Cimarex Energy Co.#............................ 190,200  12,960,228
       Denbury Resources, Inc.+....................... 563,400  19,172,502
       Encore Acquisition Co.+#....................... 122,700   8,195,133
       Equitable Resources, Inc....................... 297,900  20,921,517
       Forest Oil Corp.+#............................. 203,100  13,556,925

AIG Retirement Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                                 Market Value
                   Security Description                  Shares    (Note 2)
   --------------------------------------------------------------------------
   COMMON STOCK (continued)
   Oil Companies - Exploration & Production (continued)
     Newfield Exploration Co.+.......................... 302,300 $ 19,117,452
     Pioneer Natural Resources Co.#..................... 274,300   19,691,997
     Plains Exploration & Production Co.+............... 259,200   18,527,616
     Quicksilver Resources, Inc.+....................... 236,100    8,601,123
     Southwestern Energy Co.+........................... 785,800   34,842,372
                                                                 ------------
                                                                  179,742,541
                                                                 ------------
   Oil Field Machinery & Equipment -- 0.8%
     FMC Technologies, Inc.+............................ 298,600   21,454,410
                                                                 ------------
   Oil Refining & Marketing -- 0.3%
     Frontier Oil Corp.................................. 237,900    7,163,169
                                                                 ------------
   Oil - Field Services -- 0.8%
     Exterran Holdings, Inc.+#.......................... 150,000   11,028,000
     Superior Energy Services, Inc.+.................... 185,600    9,964,864
                                                                 ------------
                                                                   20,992,864
                                                                 ------------
   Optical Supplies -- 0.1%
     Advanced Medical Optics, Inc.+#.................... 139,400    3,376,268
                                                                 ------------
   Paper & Related Products -- 0.7%
     Louisiana-Pacific Corp.#........................... 237,000    2,877,180
     Potlatch Corp.#....................................  90,000    4,350,600
     Rayonier, Inc.#.................................... 180,100    8,547,546
     Temple-Inland, Inc.#............................... 244,500    3,562,365
                                                                 ------------
                                                                   19,337,691
                                                                 ------------
   Pharmacy Services -- 0.3%
     Omnicare, Inc.#.................................... 279,900    6,851,952
                                                                 ------------
   Physical Therapy/Rehabilation Centers -- 0.2%
     Psychiatric Solutions, Inc.+#...................... 126,600    4,617,102
                                                                 ------------
   Pipelines -- 0.9%
     National Fuel Gas Co.#............................. 191,900   11,573,489
     ONEOK, Inc......................................... 239,100   11,969,346
                                                                 ------------
                                                                   23,542,835
                                                                 ------------
   Power Converter/Supply Equipment -- 0.2%
     Hubbell, Inc., Class B............................. 130,900    6,122,193
                                                                 ------------
   Printing - Commercial -- 0.1%
     Valassis Communications, Inc.+#.................... 110,500    1,755,845
                                                                 ------------
   Private Corrections -- 0.3%
     Corrections Corp. of America+...................... 287,200    7,404,016
                                                                 ------------
   Publishing - Books -- 0.3%
     John Wiley & Sons, Inc., Class A................... 103,400    4,885,650
     Scholastic Corp.+#.................................  60,100    1,869,110
                                                                 ------------
                                                                    6,754,760
                                                                 ------------
   Publishing - Newspapers -- 0.0%
     Lee Enterprises, Inc.#.............................  92,500      629,000
                                                                 ------------
   Racetrack -- 0.1%
     International Speedway Corp., Class A..............  69,900    3,102,162
                                                                 ------------
   Radio -- 0.0%
     Entercom Communications Corp., Class A#............  60,700      587,576
                                                                 ------------
   Real Estate Investment Trusts -- 5.2%
     Alexandria Real Estate Equities, Inc.#.............  73,500    7,666,050
     AMB Property Corp.................................. 224,900   13,255,606
     BRE Properties, Inc., Class A#..................... 117,100    5,674,666
     Camden Property Trust#............................. 121,100    5,965,386
     Cousins Properties, Inc.#..........................  84,900    2,247,303
     Duke Realty Corp.#................................. 336,400    8,638,752
     Equity One, Inc.#..................................  85,100    1,975,171
     Federal Realty Investment Trust.................... 135,000   10,883,700

                                                            Market Value
                   Security Description             Shares    (Note 2)

        ----------------------------------------------------------------
        Real Estate Investment Trusts (continued)
          Health Care REIT, Inc.#.................. 203,900 $  9,848,370
          Highwoods Properties, Inc................ 131,300    4,726,800
          Hospitality Properties Trust............. 215,700    6,686,700
          Liberty Property Trust................... 211,500    7,508,250
          Mack-Cali Realty Corp.................... 151,000    5,834,640
          Nationwide Health Properties, Inc.#...... 218,800    7,467,644
          Realty Income Corp.#..................... 232,900    5,706,050
          Regency Centers Corp..................... 159,900   10,631,751
          The Macerich Co.......................... 166,200   11,888,286
          UDR, Inc.#............................... 306,600    7,585,284
          Weingarten Realty Investors, Inc.#....... 171,300    5,909,850
                                                            ------------
                                                             140,100,259
                                                            ------------
        Real Estate Management/Services -- 0.2%
          Jones Lang LaSalle, Inc.#................  73,000    5,149,420
                                                            ------------
        Recreational Centers -- 0.1%
          Life Time Fitness, Inc.+#................  77,300    3,093,546
                                                            ------------
        Rental Auto/Equipment -- 0.4%
          Avis Budget Group, Inc.+................. 238,100    3,314,352
          Rent-A-Center, Inc.+..................... 153,400    3,218,332
          United Rentals, Inc.+.................... 174,600    3,595,014
                                                            ------------
                                                              10,127,698
                                                            ------------
        Research & Development -- 0.4%
          Pharmaceutical Product Development, Inc.. 241,300   10,667,873
                                                            ------------
        Respiratory Products -- 0.3%
          ResMed, Inc.+#........................... 178,500    7,031,115
                                                            ------------
        Retail - Apparel/Shoe -- 2.7%
          Aeropostale, Inc.+#...................... 153,800    5,373,772
          American Eagle Outfitters, Inc........... 491,800    8,960,596
          AnnTaylor Stores Corp.+.................. 141,000    3,860,580
          Charming Shoppes, Inc.+#................. 268,800    1,561,728
          Chico's FAS, Inc.+....................... 405,200    3,083,572
          Collective Brands, Inc.+#................ 150,600    1,706,298
          Foot Locker, Inc......................... 355,100    5,188,011
          Guess ?, Inc............................. 125,600    5,128,248
          Hanesbrands, Inc.+#...................... 218,800    7,220,400
          Pacific Sunwear of California, Inc.+..... 162,600    1,544,700
          Phillips-Van Heusen Corp.#............... 117,900    5,356,197
          Ross Stores, Inc......................... 311,300   11,399,806
          Under Armour, Inc., Class A+#............  83,800    3,000,040
          Urban Outfitters, Inc.+#................. 259,400    8,350,086
                                                            ------------
                                                              71,734,034
                                                            ------------
        Retail - Auto Parts -- 0.6%
          Advance Auto Parts, Inc.................. 217,200    8,753,160
          O'Reilly Automotive, Inc.+#.............. 265,100    6,932,365
                                                            ------------
                                                              15,685,525
                                                            ------------
        Retail - Automobile -- 0.6%
          CarMax, Inc.+#........................... 501,800    9,865,388
          Copart, Inc.+............................ 160,100    7,204,500
                                                            ------------
                                                              17,069,888
                                                            ------------
        Retail - Bookstore -- 0.1%
          Barnes & Noble, Inc.#.................... 104,300    3,182,193
          Borders Group, Inc.#..................... 135,100      829,514
                                                            ------------
                                                               4,011,707
                                                            ------------
        Retail - Catalog Shopping -- 0.3%
          Coldwater Creek, Inc.+#.................. 138,100      903,174
          MSC Industrial Direct Co., Inc., Class A. 109,200    5,951,400
                                                            ------------
                                                               6,854,574
                                                            ------------

AIG Retirement Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                                   Market Value
                  Security Description                    Shares     (Note 2)
 ------------------------------------------------------------------------------
 COMMON STOCK (continued)
 Retail - Discount -- 0.5%
   99 Cents Only Stores+#...............................   108,000 $   903,960
   BJ's Wholesale Club, Inc.+#..........................   137,000   5,410,130
   Dollar Tree ,Inc.+...................................   211,300   7,796,970
                                                                   -----------
                                                                    14,111,060
                                                                   -----------
 Retail - Hair Salons -- 0.1%
   Regis Corp...........................................   101,300   3,073,442
                                                                   -----------
 Retail - Mail Order -- 0.2%
   Williams-Sonoma, Inc.#...............................   202,300   5,142,466
                                                                   -----------
 Retail - Major Department Stores -- 0.2%
   Saks, Inc.+#.........................................   325,800   4,502,556
                                                                   -----------
 Retail - Pet Food & Supplies -- 0.3%
   PetSmart, Inc........................................   295,700   6,931,208
                                                                   -----------
 Retail - Restaurants -- 0.7%
   Bob Evans Farms, Inc.#...............................    71,300   2,075,543
   Brinker International, Inc...........................   232,600   5,100,918
   CBRL Group, Inc.#....................................    50,800   1,496,060
   Chipotle Mexican Grill, Inc., Class A+#..............    75,700   6,987,110
   Ruby Tuesday, Inc.#..................................   119,100     890,868
   The Cheesecake Factory, Inc.+#.......................   159,000   3,184,770
                                                                   -----------
                                                                    19,735,269
                                                                   -----------
 Retail - Sporting Goods -- 0.2%
   Dick's Sporting Goods, Inc.+#........................   191,300   4,428,595
                                                                   -----------
 Savings & Loans/Thrifts -- 1.0%
   Astoria Financial Corp.#.............................   187,700   4,478,522
   First Niagara Financial Group, Inc.#.................   240,200   3,403,634
   New York Community Bancorp, Inc.#....................   746,900  15,326,388
   Washington Federal, Inc.#............................   201,000   4,500,390
                                                                   -----------
                                                                    27,708,934
                                                                   -----------
 Schools -- 1.0%
   Career Education Corp.+#.............................   207,900   3,802,491
   Corinthian Colleges, Inc.+#..........................   195,700   2,504,960
   DeVry, Inc...........................................   137,700   7,855,785
   ITT Educational Services, Inc.+#.....................    67,500   4,902,525
   Strayer Education, Inc.#.............................    33,100   6,616,690
                                                                   -----------
                                                                    25,682,451
                                                                   -----------
 Semiconductor Components - Integrated Circuits -- 0.8%
   Atmel Corp.+......................................... 1,020,700   4,562,529
   Cypress Semiconductor Corp.+.........................   350,900   9,783,092
   Integrated Device Technology, Inc.+..................   394,000   4,444,320
   TriQuint Semiconductor, Inc.+........................   329,100   2,191,806
                                                                   -----------
                                                                    20,981,747
                                                                   -----------
 Semiconductor Equipment -- 0.4%
   Lam Research Corp.+#.................................   286,100  11,644,270
                                                                   -----------
 Soap & Cleaning Preparation -- 0.3%
   Church & Dwight Co., Inc.#...........................   152,500   8,681,825
                                                                   -----------
 Steel - Producers -- 1.2%
   Carpenter Technology Corp.#..........................   113,200   6,248,640
   Reliance Steel & Aluminum Co.........................   144,900   9,848,853
   Steel Dynamics, Inc..................................   433,300  15,642,130
                                                                   -----------
                                                                    31,739,623
                                                                   -----------
 Telecom Services -- 0.2%
   NeuStar Inc.+#.......................................   177,800   4,158,742
                                                                   -----------
 Telecommunication Equipment -- 1.5%
   ADC Telecommunications, Inc.+........................   270,600   4,259,244
   ADTRAN, Inc.#........................................   130,100   3,238,189

                                                  Shares/
                                                 Principal    Market Value
               Security Description               Amount        (Note 2)

     ----------------------------------------------------------------------
     Telecommunication Equipment (continued)
       CommScope, Inc.+#.......................      154,566 $    8,477,945
       Harris Corp.............................      313,700     20,635,186
       Plantronics, Inc........................      112,300      2,727,767
                                                             --------------
                                                                 39,338,331
                                                             --------------
     Telephone - Integrated -- 0.5%
       Cincinnati Bell, Inc.+..................      571,800      2,407,278
       Telephone and Data Systems, Inc.........      244,500     11,655,315
                                                             --------------
                                                                 14,062,593
                                                             --------------
     Textile - Home Furnishings -- 0.4%
       Mohawk Industries, Inc.+#...............      127,300      9,557,684
                                                             --------------
     Tobacco -- 0.1%
       Universal Corp.#........................       62,400      3,095,664
                                                             --------------
     Transactional Software -- 0.1%
       ACI Worldwide, Inc+#....................       82,600      1,438,066
                                                             --------------
     Transport - Equipment & Leasng -- 0.2%
       GATX Corp...............................      110,000      5,424,100
                                                             --------------
     Transport - Marine -- 0.7%
       Alexander & Baldwin, Inc................       94,900      4,884,503
       Overseas Shipholding Group, Inc.#.......       62,300      4,925,438
       Tidewater, Inc.#........................      126,000      8,609,580
                                                             --------------
                                                                 18,419,521
                                                             --------------
     Transport - Rail -- 0.3%
       Kansas City Southern+#..................      177,200      8,852,912
                                                             --------------
     Transport - Truck -- 0.6%
       Con-way, Inc............................      104,200      5,086,002
       J.B. Hunt Transport Services, Inc.#.....      197,700      6,887,868
       Werner Enterprises, Inc.#...............      102,400      1,939,456
       YRC Worldwide, Inc.+#...................      130,600      2,280,276
                                                             --------------
                                                                 16,193,602
                                                             --------------
     Veterinary Diagnostics -- 0.2%
       VCA Antech, Inc.+.......................      194,600      6,104,602
                                                             --------------
     Vitamins & Nutrition Products -- 0.1%
       NBTY, Inc.+.............................      117,800      3,847,348
                                                             --------------
     Water -- 0.2%
       Aqua America, Inc.#.....................      307,300      5,248,684
                                                             --------------
     Wireless Equipment -- 0.1%
       RF Micro Devices, Inc.+#................      670,800      2,683,200
                                                             --------------
     X-Ray Equipment -- 0.5%
       Hologic, Inc.+..........................      587,200     14,110,415
                                                             --------------
     Total Long-Term Investment Securities
        (cost $2,253,235,084)..................               2,615,932,255
                                                             --------------
     SHORT-TERM INVESTMENT SECURITIES -- 22.9%
     Collective Investment Pool -- 21.4%
       Securities Lending Quality Trust(1).....  572,091,340    572,091,340
                                                             --------------
     Commercial Paper -- 1.4%
       Erste Finance LLC
        2.35% due 06/02/08..................... $ 37,000,000     36,997,585
                                                             --------------
     U.S. Government Treasuries -- 0.1%
       United States Treasury Bills............
        0.91% due 06/19/08(2)..................    2,100,000      2,099,044
        0.92% due 06/19/08(2)..................      650,000        649,703
                                                             --------------
                                                                  2,748,747
                                                             --------------
     Total Short-Term Investment Securities
        (cost $611,837,672)....................                 611,837,672
                                                             --------------

AIG Retirement Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                           Principal   Market Value
                 Security Description                       Amount       (Note 2)
-------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.1%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 1.71%, dated 05/30/08, to be repurchased
   06/02/08 in the amount of $3,269,466 and
   collateralized by Federal Home Loan Bank Bonds,
   bearing interest at 4.50% due 04/06/09 and having an
   approximate value of $3,369,138
   (cost $3,269,000)..................................... $3,269,000  $    3,269,000
                                                                      --------------
TOTAL INVESTMENTS
   (cost $2,868,341,756)(3)..............................      120.7%  3,231,038,927
Liabilities in excess of other assets....................      (20.7)   (554,840,968)
                                                          ----------  --------------
NET ASSETS --                                                  100.0% $2,676,197,959
                                                          ==========  ==============

--------
+  Non-income producing security.
#  The security or a portion thereof is out on loan (See Note 2).
(1)The security is purchased with the cash collateral received from securities loaned (see Note 2).
(2)The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)See Note 5 for cost of investments on a tax basis.

Open Futures Contracts
-----------------------------------------------------------------------------------------
                                                                             Unrealized
Number of                              Expiration  Value at   Value as of   Appreciation
Contracts         Description             Date    Trade Date  May 31, 2008 (Depreciation)
-----------------------------------------------------------------------------------------
780 Long  S&P Midcap 400 E-mini Index. June 2008  $66,280,236 $68,835,000    $2,554,764
                                                                             ----------
                                                                             $2,554,764
                                                                             ==========

See Notes to Financial Statements

AIG Retirement Company I Mid Cap Strategic Growth Fund
PORTFOLIO PROFILE -- May 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

                Collective Investment Pool................ 24.1%
                Oil Companies -- Exploration & Production.  9.2
                Time Deposits.............................  4.5
                Retail -- Apparel/Shoe....................  4.0
                E-Commerce/Services.......................  3.8
                Commercial Services -- Finance............  2.8
                Oil Field Machinery & Equipment...........  2.5
                Internet Content -- Information/News......  2.4
                Transport -- Services.....................  2.3
                Oil & Gas Drilling........................  2.2
                Investment Management/Advisor Services....  2.0
                Electronic Components -- Semiconductors...  1.9
                Transport -- Marine.......................  1.9
                Computers -- Memory Devices...............  1.9
                Casino Hotels.............................  1.8
                Web Portals/ISP...........................  1.8
                Coal......................................  1.8
                Energy -- Alternate Sources...............  1.8
                Medical Instruments.......................  1.8
                Oil -- Field Services.....................  1.7
                Applications Software.....................  1.7
                Building Products -- Cement...............  1.7
                Schools...................................  1.6
                Internet Infrastructure Software..........  1.6
                Diversified Operations....................  1.6
                Real Estate Operations & Development......  1.5
                Agricultural Chemicals....................  1.5
                Broadcast Services/Program................  1.5
                Diversified Financial Services............  1.4
                Engineering/R&D Services..................  1.4
                Medical -- Biomedical/Gene................  1.3
                Machinery -- Construction & Mining........  1.3
                Metal -- Iron.............................  1.3
                Internet Application Software.............  1.3
                Building -- Residential/Commercial........  1.2
                Machinery -- Pumps........................  1.2
                Industrial Audio & Video Products.........  1.1
                Hotels/Motels.............................  1.0
                Distribution/Wholesale....................  1.0
                Retail -- Restaurants.....................  1.0
                Chemicals -- Diversified..................  1.0
                Water Treatment Systems...................  1.0
                Transport -- Truck........................  1.0
                Medical Labs & Testing Services...........  0.9
                Computer Services.........................  0.9
                Advertising Services......................  0.9
                Steel -- Producers........................  0.8
                Real Estate Investment Trusts.............  0.8
                Mining....................................  0.8
                Multimedia................................  0.8
                Finance -- Credit Card....................  0.8
                Cellular Telecom..........................  0.8
                Retail -- Computer Equipment..............  0.8
                Casino Services...........................  0.7
                Diagnostic Equipment......................  0.7
                Medical -- Hospitals......................  0.7
                Consulting Services.......................  0.7
                Consumer Products -- Misc.................  0.7
                Computers.................................  0.7
                Patient Monitoring Equipment..............  0.6
                Banks -- Commercial.......................  0.6
                Web Hosting/Design........................  0.6
                Banks -- Fiduciary........................  0.6
                Insurance -- Property/Casualty............  0.5
                Human Resources...........................  0.5
                Airport Development/Maintenance...........  0.5

                    Hazardous Waste Disposal........   0.5
                    Computers -- Integrated Systems.   0.4
                    Textile -- Home Furnishings.....   0.4
                    Racetracks......................   0.3
                                                     -----
                                                     124.4%
                                                     =====

*  Calculated as a percentage of net assets

AIG Retirement Company I Mid Cap Strategic Growth Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008
--------------------------------------------------------------------------------


                                                              Market Value
                  Security Description                Shares    (Note 2)
     ---------------------------------------------------------------------
     COMMON STOCK -- 95.8%
     Advertising Services -- 0.9%
       Aeroplan Income Fund.......................... 179,549 $ 3,162,347
                                                              -----------
     Agricultural Chemicals -- 1.5%
       Intrepid Potash, Inc.+#.......................  36,686   1,803,484
       The Mosaic Co.+...............................  29,800   3,734,536
                                                              -----------
                                                                5,538,020
                                                              -----------
     Airport Development/Maintenance -- 0.5%
       Grupo Aeroportuario del Pacifico SA de CV ADR.  51,641   1,827,059
                                                              -----------
     Applications Software -- 1.7%
       Salesforce.com, Inc.+#........................  85,822   6,205,789
                                                              -----------
     Banks - Commercial -- 0.6%
       Cullen/Frost Bankers, Inc.#...................  41,900   2,342,210
                                                              -----------
     Banks - Fiduciary -- 0.6%
       Northern Trust Corp...........................  28,500   2,166,000
                                                              -----------
     Broadcast Services/Program -- 1.5%
       Discovery Holding Co., Class A+............... 105,710   2,768,545
       Grupo Televisa SA ADR#........................ 104,272   2,731,926
                                                              -----------
                                                                5,500,471
                                                              -----------
     Building Products - Cement -- 1.7%
       Martin Marietta Materials, Inc.#..............  37,839   4,415,433
       Texas Industries, Inc.#.......................  23,683   1,726,491
                                                              -----------
                                                                6,141,924
                                                              -----------
     Building - Residential/Commercial -- 1.2%
       Gafisa SA#....................................  69,698   3,114,107
       NVR, Inc.+#...................................   2,555   1,444,520
                                                              -----------
                                                                4,558,627
                                                              -----------
     Casino Hotel -- 1.8%
       Wynn Resorts, Ltd.............................  67,978   6,799,839
                                                              -----------
     Casino Services -- 0.7%
       Bally Technologies, Inc.+#....................  58,700   2,642,087
                                                              -----------
     Cellular Telecom -- 0.8%
       NII Holdings, Inc.+...........................  55,684   2,795,337
                                                              -----------
     Chemicals - Diversified -- 1.0%
       FMC Corp......................................  48,200   3,565,836
                                                              -----------
     Coal -- 1.8%
       CONSOL Energy, Inc............................  35,700   3,482,892
       Massey Energy Co.#............................  49,800   3,218,076
                                                              -----------
                                                                6,700,968
                                                              -----------
     Commercial Services - Finance -- 2.8%
       Mastercard, Inc., Class A#....................  21,300   6,574,245
       Morningstar, Inc.+#...........................  50,356   3,572,758
                                                              -----------
                                                               10,147,003
                                                              -----------
     Computer Services -- 0.9%
       IHS, Inc.+....................................  53,289   3,173,893
                                                              -----------
     Computers -- 0.7%
       Research In Motion Ltd.+......................  17,300   2,402,451
                                                              -----------
     Computers - Integrated Systems -- 0.4%
       Teradata Corp.+...............................  59,072   1,595,535
                                                              -----------
     Computers - Memory Devices -- 1.9%
       NetApp, Inc.+.................................  90,200   2,199,076
       Western Digital Corp.+#....................... 125,400   4,706,262
                                                              -----------
                                                                6,905,338
                                                              -----------

                                                               Market Value
                  Security Description                Shares     (Note 2)

     ----------------------------------------------------------------------
     Consulting Services -- 0.7%
       Corporate Executive Board Co.................    55,097 $ 2,488,731
                                                               -----------
     Consumer Products - Misc. -- 0.7%
       Fossil, Inc.+#...............................    76,000   2,409,960
                                                               -----------
     Diagnostic Equipment -- 0.7%
       Gen - Probe, Inc.+...........................    45,791   2,607,340
                                                               -----------
     Distribution/Wholesale -- 1.0%
       Li & Fung, Ltd...............................   970,000   3,666,756
                                                               -----------
     Diversified Financial Services -- 1.4%
       IntercontinentalExchange, Inc.+..............    37,783   5,221,611
                                                               -----------
     Diversified Operations -- 1.6%
       Leucadia National Corp.#.....................   105,348   5,720,396
                                                               -----------
     E - Commerce/Services -- 3.8%
       Alibaba.com, Ltd.+........................... 1,340,600   2,490,895
       Ctrip.com International, Ltd. ADR............   132,679   7,745,800
       priceline.com, Inc.+#........................    27,273   3,669,037
                                                               -----------
                                                                13,905,732
                                                               -----------
     Electronic Components - Semiconductors -- 1.9%
       Microchip Technology, Inc.#..................    70,200   2,586,168
       NVIDIA Corp.+................................   185,100   4,571,970
                                                               -----------
                                                                 7,158,138
                                                               -----------
     Energy - Alternate Sources -- 1.8%
       Covanta Holding Corp.+#......................    84,389   2,360,360
       First Solar, Inc.+#..........................    16,100   4,307,394
                                                               -----------
                                                                 6,667,754
                                                               -----------
     Engineering/R&D Services -- 1.4%
       Aecom Technology Corp.+......................    44,518   1,433,925
       Fluor Corp...................................    20,100   3,749,655
                                                               -----------
                                                                 5,183,580
                                                               -----------
     Finance - Credit Card -- 0.8%
       Redecard SA..................................   130,264   2,803,099
                                                               -----------
     Hazardous Waste Disposal -- 0.5%
       Stericycle, Inc.+............................    30,471   1,776,459
                                                               -----------
     Hotels/Motels -- 1.0%
       Choice Hotels International, Inc.#...........    45,158   1,564,724
       Marriott International, Inc., Class A#.......    68,514   2,254,796
                                                               -----------
                                                                 3,819,520
                                                               -----------
     Human Resources -- 0.5%
       Monster Worldwide, Inc.+#....................    75,643   1,867,626
                                                               -----------
     Industrial Audio & Video Products -- 1.1%
       Dolby Laboratories, Inc., Class A+...........    88,200   4,234,482
                                                               -----------
     Insurance - Property/Casualty -- 0.5%
       Alleghany Corp.+.............................     5,145   1,931,947
                                                               -----------
     Internet Application Software -- 1.3%
       Tencent Holdings, Ltd........................   556,600   4,685,942
                                                               -----------
     Internet Content - Information/News -- 2.4%
       Baidu.com ADR+#..............................    26,069   8,995,369
                                                               -----------
     Internet Infrastructure Software -- 1.6%
       Akamai Technologies, Inc.+#..................   154,495   6,033,030
                                                               -----------
     Investment Management/Advisor Services -- 2.0%
       Calamos Asset Management, Inc., Class A#.....    92,581   1,872,914
       GLG Partners, Inc.#..........................   122,852   1,020,900
       Janus Capital Group, Inc.#...................   149,100   4,323,900
                                                               -----------
                                                                 7,217,714
                                                               -----------

AIG Retirement Company I Mid Cap Strategic Growth Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                                Market Value
                   Security Description                 Shares    (Note 2)
    ------------------------------------------------------------------------
    COMMON STOCK (continued)
    Machinery - Construction & Mining -- 1.3%
      Bucyrus International, Inc.#.....................  66,800 $ 4,728,104
                                                                -----------
    Machinery - Pumps -- 1.2%
      Flowserve Corp...................................  30,800   4,266,416
                                                                -----------
    Medical Instruments -- 1.8%
      Intuitive Surgical, Inc.+........................   8,600   2,524,874
      Techne Corp.+....................................  50,344   3,952,004
                                                                -----------
                                                                  6,476,878
                                                                -----------
    Medical Labs & Testing Services -- 0.9%
      Covance, Inc.+...................................  40,673   3,334,373
                                                                -----------
    Medical - Biomedical/Gene -- 1.3%
      Illumina, Inc.+#.................................  62,599   4,912,769
                                                                -----------
    Medical - Hospitals -- 0.7%
      Community Health Systems, Inc.+#.................  72,000   2,594,160
                                                                -----------
    Metal - Iron -- 1.3%
      Cleveland-Cliffs, Inc.#..........................  44,000   4,694,800
                                                                -----------
    Mining -- 0.8%
      Agnico-Eagle Mines, Ltd..........................  40,600   2,870,014
                                                                -----------
    Multimedia -- 0.8%
      FactSet Research Systems, Inc.#..................  43,800   2,834,298
                                                                -----------
    Oil & Gas Drilling -- 2.2%
      Helmerich & Payne, Inc...........................  70,500   4,416,825
      Nabors Industries, Ltd.+#........................  91,600   3,850,864
                                                                -----------
                                                                  8,267,689
                                                                -----------
    Oil Companies - Exploration & Production -- 9.2%
      Continental Resources, Inc.+.....................  14,280     916,348
      Duvernay Oil Corp.+..............................  44,100   2,507,255
      Questar Corp.....................................  45,741   2,937,487
      Range Resources Corp.............................  83,958   5,521,078
      Sandridge Energy, Inc.+#.........................  41,700   2,293,500
      Southwestern Energy Co.+......................... 192,904   8,553,363
      Ultra Petroleum Corp.+........................... 126,867  11,033,623
                                                                -----------
                                                                 33,762,654
                                                                -----------
    Oil Field Machinery & Equipment -- 2.5%
      Cameron International Corp.+..................... 105,200   5,599,796
      Complete Production Services, Inc.+#............. 129,300   3,705,738
                                                                -----------
                                                                  9,305,534
                                                                -----------
    Oil - Field Services -- 1.7%
      Hercules Offshore, Inc.+#........................ 114,800   3,894,016
      Smith International, Inc.#.......................  29,500   2,328,140
                                                                -----------
                                                                  6,222,156
                                                                -----------
    Patient Monitoring Equipment -- 0.6%
      Mindray Medical International, Ltd., Class A ADR.  56,271   2,357,755
                                                                -----------
    Racetrack -- 0.3%
      Penn National Gaming, Inc.+......................  20,277     941,258
                                                                -----------
    Real Estate Investment Trusts -- 0.8%
      SL Green Realty Corp.............................  28,800   2,871,360
                                                                -----------
    Real Estate Operations & Development -- 1.5%
      Brookfield Asset Management, Inc., Class A.......  86,721   3,191,333
      Forest City Enterprises, Inc., Class A#..........  59,299   2,371,960
                                                                -----------
                                                                  5,563,293
                                                                -----------

                                                           Shares/
                                                          Principal   Market Value
                 Security Description                      Amount       (Note 2)

-----------------------------------------------------------------------------------
Retail - Apparel/Shoe -- 4.0%
  Abercrombie & Fitch Co., Class A......................      59,493  $  4,319,192
  Coach, Inc.+..........................................      73,796     2,678,795
  Guess ?, Inc..........................................      43,400     1,772,022
  Lululemon Athletica, Inc.+#...........................      54,686     1,749,405
  Urban Outfitters, Inc.+#..............................     128,500     4,136,415
                                                                      ------------
                                                                        14,655,829
                                                                      ------------
Retail - Computer Equipment -- 0.8%
  GameStop Corp., Class A+..............................      56,200     2,787,520
                                                                      ------------
Retail - Restaurants -- 1.0%
  Starbucks Corp.+......................................     199,393     3,626,959
                                                                      ------------
Schools -- 1.6%
  Apollo Group, Inc., Class A+..........................      32,806     1,567,798
  New Oriental Education & Technology Group, Inc.+#.....      67,929     4,466,332
                                                                      ------------
                                                                         6,034,130
                                                                      ------------
Steel - Producers -- 0.8%
  United States Steel Corp..............................      17,600     3,039,696
                                                                      ------------
Textile - Home Furnishings -- 0.4%
  Mohawk Industries, Inc.+#.............................      19,868     1,491,689
                                                                      ------------
Transport - Marine -- 1.9%
  DryShips, Inc.#.......................................      75,000     7,035,000
                                                                      ------------
Transport - Services -- 2.3%
  C.H. Robinson Worldwide, Inc..........................      77,871     5,022,680
  Expeditors International of Washington, Inc.#.........      71,990     3,389,289
                                                                      ------------
                                                                         8,411,969
                                                                      ------------
Transport - Truck -- 1.0%
  J.B. Hunt Transport Services, Inc.#...................     100,500     3,501,420
                                                                      ------------
Water Treatment Systems -- 1.0%
  Nalco Holding Co......................................     144,443     3,512,854
                                                                      ------------
Web Hosting/Design -- 0.6%
  Equinix, Inc.+#.......................................      23,325     2,227,304
                                                                      ------------
Web Portals/ISP -- 1.8%
  Sohu.com, Inc.+#......................................      76,800     6,721,536
                                                                      ------------
Total Long-Term Investment Securities
   (cost $306,767,066)..................................               351,615,337
                                                                      ------------
SHORT-TERM INVESTMENT SECURITIES -- 28.6%
Collective Investment Pool -- 24.1%
  Securities Lending Quality Trust(1)...................  88,706,105    88,706,105
                                                                      ------------
Time Deposit -- 4.5%
  Euro Time Deposit with State Street Bank & Trust Co.
   1.35% due 06/02/08................................... $16,538,000    16,538,000
                                                                      ------------
Total Short-Term Investment Securities
   (cost $105,244,105)..................................               105,244,105
                                                                      ------------
TOTAL INVESTMENTS
   (cost $412,011,171)(2)...............................       124.4%  456,859,442
Liabilities in excess of other assets...................       (24.4)  (89,564,680)
                                                         -----------  ------------
NET ASSETS --                                                  100.0% $367,294,762
                                                         ===========  ============

--------
+     Non-income producing security
#     The security or a portion thereof is out on loan (See Note 2)
(1) The security is purchased with the cash collateral received from securities loaned (see Note 2).
(2)   See Note 5 for cost of investments on a tax basis.
ADR   American Depository Receipt

See Notes to Financial Statements

AIG Retirement Company I Money Market I Fund
PORTFOLIO PROFILE -- May 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

                  U.S. Government Agency............... 28.7%
                  Foreign Banks........................ 15.5
                  Money Center Banks................... 15.0
                  Diversified Financial Services....... 11.4
                  U.S. Government Securities...........  8.7
                  Super-Regional Banks -- U.S..........  6.3
                  Finance..............................  3.4
                  Domestic Banks.......................  2.4
                  Commercial Banks -- Canadian.........  2.3
                  Commercial Banks.....................  2.2
                  Finance -- Investment Bank/Brokerage.  1.9
                  Asset Backed CP/Finance..............  0.7
                                                        ----
                                                        98.5%
                                                        ====

                  Weighted Average Days to Maturity.... 51.3

Credit Quality@#

                                  A-1.  99.3%
                                  D...   0.7
                                       -----
                                       100.0%
                                       =====

*  Calculated as a percentage of net assets.
@  Source: Standard & Poors.
#  Calculated as a percentage of total debt issues.

AIG Retirement Company I Money Market I Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008
--------------------------------------------------------------------------------



                                                  Principal  Market Value
                 Security Description              Amount      (Note 2)
       ------------------------------------------------------------------
       SHORT-TERM INVESTMENT SECURITIES -- 92.3%
       Certificates of Deposit -- 16.4%
         Bank of America Corp.
          3.59% due 07/14/08..................... $8,000,000 $ 8,000,000
         Bank of America NA
          2.65% due 10/07/08.....................  6,000,000   6,000,000
         Bank of Scotland PLC
          2.70% due 09/12/08.....................  5,500,000   5,500,000
         Barclays Bank PLC
          3.97% due 07/14/08.....................  6,000,000   6,001,545
         BNP Paribas
          3.52% due 10/15/08.....................  6,000,000   6,000,000
         BNP Paribas NY Branch
          2.46% due 07/28/08.....................  5,600,000   5,600,088
         Calyon
          2.34% due 06/13/08.....................  5,600,000   5,600,000
         Calyon
          2.73% due 07/11/08.....................  5,500,000   5,500,000
         Calyon
          2.73% due 10/14/08.....................  5,600,000   5,600,207
         Citibank NA
          2.69% due 08/15/08.....................  7,200,000   7,200,000
         Citibank NA
          2.96% due 06/05/08.....................  7,375,000   7,375,000
         Nordea Bank Finland
          4.61% due 11/05/08.....................  6,400,000   6,421,034
         Svenska Handelsbanken NY
          2.65% due 06/12/08.....................  7,000,000   7,000,021
         Svenska Handelsbanken NY
          2.75% due 07/28/08.....................  5,600,000   5,600,088
         UBS AG
          2.98% due 06/04/08.....................  6,500,000   6,500,006
                                                             -----------
       Total Certificates of Deposit
          (amortized cost $93,897,989)...........             93,897,989
                                                             -----------
       Commercial Paper -- 27.5%
         ABN Amro North American Finance, Inc.
          2.25% due 06/05/08.....................  5,300,000   5,298,675
         Bank of Scotland PLC
          2.57% due 07/08/08.....................  4,800,000   4,787,321
         Barclays U.S. Funding LLC
          2.64% due 08/28/08.....................  7,300,000   7,252,980
         Barclays U.S. Funding LLC
          4.18% due 06/09/08.....................  6,000,000   5,994,433
         Deutsche Bank AG
          2.72% due 08/04/08.....................  5,600,000   5,600,966
         Deutsche Bank Financial LLC
          2.10% due 06/05/08.....................  5,500,000   5,498,717
         Deutsche Bank Financial LLC
          2.20% due 06/09/08.....................  6,000,000   5,997,067
         Dexia Delaware LLC
          2.77% due 06/09/08.....................  5,500,000   5,496,614
         General Electric Capital Corp.
          2.38% due 06/23/08.....................  7,000,000   6,989,819
         General Electric Capital Corp.
          2.67% due 08/22/08.....................  6,900,000   6,858,037
         J.P. Morgan Chase & Co.
          2.35% due 06/12/08.....................  5,600,000   5,595,979
         J.P. Morgan Chase & Co.
          2.50% due 09/03/08.....................  5,500,000   5,464,097
         J.P. Morgan Chase & Co.
          2.56% due 08/04/08.....................  5,500,000   5,474,969
         Lloyds TSB Bank PLC
          2.24% due 06/26/08.....................  7,000,000   6,989,111
         Lloyds TSB Bank PLC
          2.50% due 06/12/08.....................  5,600,000   5,600,051

                                                 Principal  Market Value
                Security Description              Amount      (Note 2)

        ----------------------------------------------------------------
        Commercial Paper (continued)
          Lloyds TSB Bank PLC
           3.77% due 07/15/08.................. $ 6,000,000 $  5,972,353
          Nordea North America, Inc.
           2.35% due 06/04/08..................   3,800,000    3,799,256
          Nordea North America, Inc.
           2.36% due 07/22/08..................   5,700,000    5,680,943
          Nordea North America, Inc.
           2.41% due 06/11/08..................   5,600,000    5,596,251
          Rabobank Nederland
           2.51% due 08/19/08..................   8,000,000    8,001,907
          Rabobank Nederland
           2.58% due 06/09/08..................   7,250,000    7,250,016
          Rabobank USA Financial Corp.
           2.57% due 06/10/08..................   7,000,000    6,995,502
          Royal Bank of Canada
           2.35% due 06/16/08..................   5,600,000    5,594,517
          Royal Bank of Canada
           2.63% due 07/03/08..................   7,000,000    7,000,000
          State Street Boston Corp.
           2.40% due 08/01/08..................   5,500,000    5,477,633
          State Street Boston Corp.
           2.75% due 06/03/08..................   7,000,000    6,998,931
                                                            ------------
        Total Commercial Paper
           (amortized cost $157,266,145).......              157,266,145
                                                            ------------
        Corporate Notes -- 0.7%
          Cheyne Finance LLC
           5.20% due 01/07/08*(1)(2)(3)(4)(5)
           (amortized cost $4,084,173).........   4,084,173    4,084,173
                                                            ------------
        Medium Term Notes -- 10.3%
          Bank of America NA
           2.53% due 08/26/08..................   8,000,000    8,000,000
          Merrill Lynch & Co., Inc.
           2.42% due 08/22/08(3)...............   8,000,000    8,000,000
          Merrill Lynch & Co., Inc.
           2.65% due 09/12/08(3)...............   3,000,000    3,000,000
          Royal Bank of Scotland PLC
           2.12% due 06/06/08(3)...............   5,000,000    5,000,036
          Royal Bank of Scotland PLC
           2.37% due 07/28/08*(3)..............   7,000,000    6,998,311
          Wachovia Bank NA
           2.65% due 06/27/08(3)...............  12,500,000   12,503,769
          Wachovia Bank NA
           2.65% due 10/03/08..................   1,500,000    1,498,866
          Wells Fargo & Co.
           2.77% due 09/03/08(3)...............   5,000,000    5,000,000
          Wells Fargo Bank NA
           2.36% due 07/07/08..................   9,000,000    9,000,090
                                                            ------------
        Total Medium Term Notes
           (amortized cost $59,001,072)........               59,001,072
                                                            ------------
        U.S. Government Agencies -- 28.7%
          Federal Home Loan Bank
           2.00% due 06/06/08..................   7,500,000    7,497,917
           2.01% due 06/25/08..................   7,000,000    6,990,620
           2.01% due 07/30/08..................   5,600,000    5,581,553
           2.02% due 08/01/08..................  12,950,000   12,905,785
           2.02% due 08/08/08..................   5,700,000    5,678,251
           2.02% due 08/11/08..................   8,500,000    8,466,137
           2.03% due 07/16/08..................   6,500,000    6,483,506
           2.05% due 06/30/08..................   7,000,000    6,988,440
           2.05% due 08/08/08..................   5,600,000    5,578,316
           2.07% due 06/18/08..................   5,500,000    5,494,624
           2.07% due 06/20/08..................  15,000,000   14,983,612
           2.09% due 06/11/08..................   7,000,000    6,995,936

AIG Retirement Company I Money Market I Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                       Principal   Market Value
               Security Description                     Amount       (Note 2)
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENT SECURITIES (continued)
U.S. Government Agencies (continued)
   2.10% due 07/18/08................................ $15,000,000  $ 14,958,875
   2.18% due 08/15/08................................   5,700,000     5,674,113
   2.20% due 04/01/09................................   5,500,000     5,496,004
   2.30% due 01/15/09................................   7,000,000     6,994,519
   4.13% due 11/19/08................................   7,000,000     7,062,284
   5.00% due 09/12/08................................   5,550,000     5,592,671
   5.80% due 09/02/08................................  12,000,000    12,042,916
  Federal National Mtg. Assoc.
   2.02% due 07/18/08................................   7,000,000     6,981,539
   2.09% due 12/08/08................................   5,600,000     5,538,229
                                                                   ------------
Total U.S. Government Agencies
   (amortized cost $163,985,847).....................               163,985,847
                                                                   ------------
U.S. Government Treasuries -- 8.7%
  United States Treasury Bills
   1.83% due 06/26/08................................  10,000,000     9,987,326
   1.92% due 06/19/08................................  10,000,000     9,990,425
  United States Treasury Notes
   3.13% due 09/15/08................................  15,000,000    14,963,754
   4.13% due 08/15/08................................  15,000,000    14,999,704
                                                                   ------------
Total U.S. Government Treasuries
   (amortized cost $49,941,209)......................                49,941,209
                                                                   ------------
Total Short-Term Investment Securities -- 92.3%
   (amortized cost $528,176,435).....................               528,176,435
                                                                   ------------
REPURCHASE AGREEMENT -- 6.2%
  UBS Securities, LLC Joint Repurchase Agreement(6)
   (amortized cost $35,414,000)......................  35,414,000    35,414,000
                                                                   ------------
TOTAL INVESTMENTS --
   (amortized cost $563,590,435)(7)..................       98.5 %  563,590,435
Other assets less liabilities........................         1.5     8,843,970
                                                      -----------  ------------
NET ASSETS                                                 100.0 % $572,434,405
                                                      ===========  ============

--------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2008, the aggregate value of these securities was $11,082,484 representing 1.9% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)Illiquid security
(2)Security in default
(3)Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of May 31, 2008.
(4)Security issued by a structured investment vehicle ("SIV"). These SIV's may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market's assessment thereof, factors concerning the interest in and structure of the issuer or the originator of the receivables, or the credit worthiness of the entities that provide any credit enhancements.
(5)On August 28, 2007, mark to market losses experienced in the investment portfolio of SIV Portfolio, Plc ("SIV Portfolio") (formerly Cheyne Finance
   Plc), the issuer of the underlying notes held by Cheyne Finance LLC, the issuer of the medium term notes (the "Notes") held by the Fund, triggered the appointment of receivers (Deloitte & Touche LLP) (collectively, the "Receiver"). On October 17, 2007, the Receiver determined that SIV Portfolio was, or was about to become, unable to pay its debts as they came due and that an insolvency event had occurred. As a result of this determination, the Notes became immediately due and payable and are in default as a result of non payment. These events, which are based on published reports, have materially adversely affected the ability of SIV Portfolio to make interest and principal payments due on the Notes. On April 16, 2008, however, the Receiver made a partial payment of principal and interest due on the Notes. On July 18, 2008, the Receiver announced that they have accepted certain bids in connection with the sale of SIV Portfolio's investment portfolio and intend to make a distribution to senior creditors, including the Fund, on account of the net proceeds from the sale of the entire investment portfolio on or about July 23, 2008.
(6)See Note 2 for details of Joint Repurchase Agreements.
(7)See Note 5 for cost of investments on a tax basis.

See Notes to Financial Statements

AIG Retirement Company I Nasdaq-100 Index Fund
PORTFOLIO PROFILE -- May 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

            Computers.......................................  18.2%
            Collective Investment Pool......................  17.1
            Medical -- Biomedical/Gene......................   8.1
            Applications Software...........................   6.4
            Web Portals/ISP.................................   5.6
            Electronic Components -- Semiconductors.........   5.4
            Wireless Equipment..............................   5.2
            Networking Products.............................   3.7
            Enterprise Software/Service.....................   3.4
            Cable TV........................................   3.1
            E-Commerce/Services.............................   2.9
            Repurchase Agreements...........................   2.2
            Commercial Paper................................   2.0
            Internet Security...............................   1.8
            Semiconductor Equipment.........................   1.6
            Medical -- Generic Drugs........................   1.6
            Entertainment Software..........................   1.4
            Cellular Telecom................................   1.3
            Electronic Forms................................   1.3
            E-Commerce/Products.............................   1.2
            Auto -- Heavy Duty Trucks.......................   1.2
            Transport -- Services...........................   1.1
            Semiconductor Components -- Integrated Circuits.   1.1
            Electronic Components -- Misc...................   1.1
            Retail -- Restaurants...........................   1.0
            Retail -- Discount..............................   0.9
            Pharmacy Services...............................   0.9
            Computers -- Memory Devices.....................   0.8
            Broadcast Services/Program......................   0.7
            Casino Hotels...................................   0.7
            Commercial Services -- Finance..................   0.7
            Retail -- Major Department Stores...............   0.7
            Engineering/R&D Services........................   0.6
            Medical Instruments.............................   0.6
            Retail -- Bedding...............................   0.6
            Retail -- Office Supplies.......................   0.6
            Data Processing/Management......................   0.6
            Dental Supplies & Equipment.....................   0.6
            Computer Services...............................   0.6
            Computer Aided Design...........................   0.5
            Internet Content -- Information/News............   0.5
            Machinery -- Construction & Mining..............   0.5
            Schools.........................................   0.4
            Television......................................   0.4
            Advertising Sales...............................   0.4
            Chemicals -- Specialty..........................   0.4
            Distribution/Wholesale..........................   0.4
            Steel -- Producers..............................   0.4
            X-Ray Equipment.................................   0.4
            Internet Infrastructure Software................   0.3
            Computers -- Periphery Equipment................   0.3
            Telecom Services................................   0.3
            U.S. Government Treasuries......................   0.3
            Linen Supply & Related Items....................   0.3
            Hazardous Waste Disposal........................   0.3
            Telephone -- Integrated.........................   0.3
            Medical Products................................   0.3
            Medical -- Drugs................................   0.2
            Therapeutics....................................   0.2
            Airlines........................................   0.2
            Radio...........................................   0.2
            Food -- Retail..................................   0.2
            Electronic Design Automation....................   0.2
            Human Resources.................................   0.2
            Retail -- Pet Food & Supplies...................   0.2
            Beverages -- Non-alcoholic......................   0.2
                                                             -----
                                                             117.1%
                                                             =====

*  Calculated as a percentage of net assets

AIG Retirement Company I Nasdaq-100 Index Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008
--------------------------------------------------------------------------------


                                                               Market Value
                   Security Description                Shares    (Note 2)
     ----------------------------------------------------------------------
     COMMON STOCK -- 95.4%
     Advertising Sales -- 0.4%
       Focus Media Holding, Ltd. ADR+#................   5,880 $   236,905
       Lamar Advertising Co., Class A+#...............   4,066     170,162
                                                               -----------
                                                                   407,067
                                                               -----------
     Airlines -- 0.2%
       Ryanair Holdings PLC ADR+#.....................   6,291     165,768
       UAL Corp.#.....................................   6,365      54,357
                                                               -----------
                                                                   220,125
                                                               -----------
     Applications Software -- 6.4%
       Citrix Systems, Inc.+..........................  11,911     407,713
       Infosys Technologies, Ltd. ADR#................   6,060     297,607
       Intuit, Inc.+..................................  22,337     646,879
       Microsoft Corp................................. 173,305   4,907,998
                                                               -----------
                                                                 6,260,197
                                                               -----------
     Auto - Heavy Duty Trucks -- 1.2%
       PACCAR, Inc.#..................................  22,220   1,186,326
                                                               -----------
     Beverages - Non-alcoholic -- 0.2%
       Hansen Natural Corp.+#.........................   4,994     156,013
                                                               -----------
     Broadcast Services/Program -- 0.7%
       Discovery Holding Co., Class A+................  12,930     338,637
       Liberty Global, Inc., Class A+#................   9,216     330,393
                                                               -----------
                                                                   669,030
                                                               -----------
     Cable TV -- 3.1%
       Comcast Corp., Class A.........................  77,804   1,750,590
       The DIRECTV Group, Inc.+#......................  45,111   1,267,619
                                                               -----------
                                                                 3,018,209
                                                               -----------
     Casino Hotel -- 0.7%
       Wynn Resorts, Ltd.#............................   6,663     666,500
                                                               -----------
     Cellular Telecom -- 1.3%
       Leap Wireless International, Inc.+#............   3,693     212,200
       Millicom International Cellular SA#............   5,656     655,304
       NII Holdings, Inc.+............................   8,933     448,437
                                                               -----------
                                                                 1,315,941
                                                               -----------
     Chemicals - Specialty -- 0.4%
       Sigma - Aldrich Corp.#.........................   6,724     395,102
                                                               -----------
     Commercial Services - Finance -- 0.7%
       Paychex, Inc...................................  18,667     644,945
                                                               -----------
     Computer Aided Design -- 0.5%
       Autodesk, Inc.+................................  13,017     535,780
                                                               -----------
     Computer Services -- 0.5%
       Cognizant Technology Solutions Corp., Class A+.  15,204     536,397
                                                               -----------
     Computers -- 18.2%
       Apple, Inc.+...................................  66,324  12,518,655
       Dell, Inc.+....................................  40,651     937,412
       Research In Motion Ltd.+.......................  30,368   4,217,204
       Sun Microsystems, Inc.+........................  18,659     241,634
                                                               -----------
                                                                17,914,905
                                                               -----------
     Computers - Memory Devices -- 0.8%
       NetApp, Inc.+..................................  19,435     473,825
       SanDisk Corp.+#................................  11,132     315,147
                                                               -----------
                                                                   788,972
                                                               -----------
     Computers - Periphery Equipment -- 0.3%
       Logitech International SA+#....................   9,588     315,733
                                                               -----------

                                                              Market Value
                   Security Description               Shares    (Note 2)

      --------------------------------------------------------------------
      Data Processing/Management -- 0.6%
        Fiserv, Inc.+................................  11,127  $  582,610
                                                               ----------
      Dental Supplies & Equipment -- 0.6%
        Dentsply International, Inc..................   7,840     317,834
        Patterson Cos., Inc.+........................   6,712     228,275
                                                               ----------
                                                                  546,109
                                                               ----------
      Distribution/Wholesale -- 0.4%
        Fastenal Co.#................................   7,713     381,331
                                                               ----------
      E - Commerce/Products -- 1.2%
        Amazon.com, Inc.+............................  14,974   1,222,178
                                                               ----------
      E - Commerce/Services -- 2.9%
        eBay, Inc.+..................................  53,586   1,608,116
        Expedia, Inc.+...............................  15,189     368,333
        IAC/InterActive Corp.+#......................  15,590     351,554
        Liberty Media Corp., Series A+...............  29,549     502,038
                                                               ----------
                                                                2,830,041
                                                               ----------
      Electronic Components - Misc. -- 1.1%
        Flextronics International, Ltd.+.............  48,979     524,565
        Garmin, Ltd.#................................  10,892     529,896
                                                               ----------
                                                                1,054,461
                                                               ----------
      Electronic Components - Semiconductors -- 5.4%
        Altera Corp..................................  23,385     541,129
        Broadcom Corp., Class A+.....................  23,144     664,001
        Intel Corp................................... 109,660   2,541,919
        Microchip Technology, Inc.#..................   8,492     312,845
        NVIDIA Corp.+................................  29,517     729,070
        Xilinx, Inc.#................................  20,551     558,987
                                                               ----------
                                                                5,347,951
                                                               ----------
      Electronic Design Automation -- 0.2%
        Cadence Design Systems, Inc.+................  14,766     171,581
                                                               ----------
      Electronic Forms -- 1.3%
        Adobe Systems, Inc.+.........................  29,218   1,287,345
                                                               ----------
      Engineering/R&D Services -- 0.6%
        Foster Wheeler, Ltd.+........................   8,145     620,405
                                                               ----------
      Enterprise Software/Service -- 3.4%
        CA, Inc......................................  26,679     708,061
        Oracle Corp.+................................ 115,881   2,646,722
                                                               ----------
                                                                3,354,783
                                                               ----------
      Entertainment Software -- 1.4%
        Activision, Inc.+............................  14,200     479,250
        Electronic Arts, Inc.+.......................  17,278     867,356
                                                               ----------
                                                                1,346,606
                                                               ----------
      Food - Retail -- 0.2%
        Whole Foods Market, Inc.#....................   7,403     214,687
                                                               ----------
      Hazardous Waste Disposal -- 0.3%
        Stericycle, Inc.+............................   4,973     289,926
                                                               ----------
      Human Resources -- 0.2%
        Monster Worldwide, Inc.+#....................   6,935     171,225
                                                               ----------
      Internet Content - Information/News -- 0.5%
        Baidu.com ADR+...............................   1,424     491,365
                                                               ----------
      Internet Infrastructure Software -- 0.3%
        Akamai Technologies, Inc.+#..................   8,664     338,329
                                                               ----------
      Internet Security -- 1.8%
        Check Point Software Technologies+...........  11,681     290,039
        Symantec Corp.+..............................  47,887   1,040,584
        VeriSign, Inc.+..............................  10,038     401,922
                                                               ----------
                                                                1,732,545
                                                               ----------

AIG Retirement Company I Nasdaq-100 Index Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                                  Market Value
                   Security Description                   Shares    (Note 2)
  ----------------------------------------------------------------------------
  COMMON STOCK (continued)
  Linen Supply & Related Items -- 0.3%
    Cintas Corp.#........................................   9,976  $  294,491
                                                                   ----------
  Machinery - Construction & Mining -- 0.5%
    Joy Global, Inc......................................   5,735     483,059
                                                                   ----------
  Medical Instruments -- 0.6%
    Intuitive Surgical, Inc.+............................   2,088     613,016
                                                                   ----------
  Medical Products -- 0.3%
    Henry Schein, Inc.+#.................................   4,835     269,406
                                                                   ----------
  Medical - Biomedical/Gene -- 8.1%
    Amgen, Inc.+.........................................  27,428   1,207,655
    Biogen Idec, Inc.+...................................  17,512   1,098,878
    Celgene Corp.+#......................................  23,320   1,419,255
    Genzyme Corp.+.......................................  18,153   1,242,754
    Gilead Sciences, Inc.+...............................  49,466   2,736,459
    Vertex Pharmaceuticals, Inc.+#.......................   7,909     226,435
                                                                   ----------
                                                                    7,931,436
                                                                   ----------
  Medical - Drugs -- 0.2%
    Cephalon, Inc.+#.....................................   3,566     241,454
                                                                   ----------
  Medical - Generic Drugs -- 1.6%
    Teva Pharmaceutical Industries, Ltd. ADR.............  33,602   1,536,619
                                                                   ----------
  Networking Products -- 3.7%
    Cisco Systems, Inc.+................................. 115,226   3,078,839
    Juniper Networks, Inc.+#.............................  18,618     512,367
                                                                   ----------
                                                                    3,591,206
                                                                   ----------
  Pharmacy Services -- 0.9%
    Express Scripts, Inc.+...............................  12,206     880,175
                                                                   ----------
  Radio -- 0.2%
    Sirius Satellite Radio, Inc.+#.......................  86,508     218,000
                                                                   ----------
  Retail - Bedding -- 0.6%
    Bed Bath & Beyond, Inc.+.............................  19,060     607,252
                                                                   ----------
  Retail - Discount -- 0.9%
    Costco Wholesale Corp................................  12,390     883,655
                                                                   ----------
  Retail - Major Department Stores -- 0.7%
    Sears Holdings Corp.+#...............................   7,492     634,722
                                                                   ----------
  Retail - Office Supplies -- 0.6%
    Staples, Inc.........................................  25,476     597,412
                                                                   ----------
  Retail - Pet Food & Supplies -- 0.2%
    PetSmart, Inc.#......................................   6,895     161,619
                                                                   ----------
  Retail - Restaurants -- 1.0%
    Starbucks Corp.+.....................................  54,547     992,210
                                                                   ----------
  School -- 0.4%
    Apollo Group, Inc., Class A+.........................   9,164     437,948
                                                                   ----------
  Semiconductor Components - Integrated Circuits -- 1.1%
    Linear Technology Corp.#.............................  15,978     587,511
    Marvell Technology Group, Ltd.+......................  30,608     531,355
                                                                   ----------
                                                                    1,118,866
                                                                   ----------
  Semiconductor Equipment -- 1.6%
    Applied Materials, Inc...............................  37,875     750,304
    KLA - Tencor Corp.#..................................  11,150     514,238
    Lam Research Corp.+#.................................   6,970     283,679
                                                                   ----------
                                                                    1,548,221
                                                                   ----------
  Steel - Producers -- 0.4%
    Steel Dynamics, Inc..................................  10,520     379,772
                                                                   ----------

                                                             Shares/
                                                            Principal   Market Value
                  Security Description                       Amount       (Note 2)

-------------------------------------------------------------------------------------
Telecom Services -- 0.3%
  Virgin Media, Inc.#.....................................      19,344  $    303,507
                                                                        ------------
Telephone - Integrated -- 0.3%
  Level 3 Communications, Inc.+#..........................      81,509       279,576
                                                                        ------------
Television -- 0.4%
  DISH Network Corp. Class A+.............................      11,736       412,051
                                                                        ------------
Therapeutics -- 0.2%
  Amylin Pharmaceuticals, Inc.+...........................       7,055       224,137
                                                                        ------------
Transport - Services -- 1.1%
  C.H. Robinson Worldwide, Inc............................       9,163       591,013
  Expeditors International of Washington, Inc.#...........      11,322       533,040
                                                                        ------------
                                                                           1,124,053
                                                                        ------------
Web Portals/ISP -- 5.6%
  Google, Inc., Class A+..................................       7,793     4,565,140
  Yahoo!, Inc.+#..........................................      34,778       930,659
                                                                        ------------
                                                                           5,495,799
                                                                        ------------
Wireless Equipment -- 5.2%
  QUALCOMM, Inc...........................................     105,209     5,106,845
                                                                        ------------
X - Ray Equipment -- 0.4%
  Hologic, Inc.+#.........................................      14,538       349,348
                                                                        ------------
Total Long-Term Investment Securities
   (cost $67,981,617).....................................                93,730,575
                                                                        ------------
SHORT-TERM INVESTMENT SECURITIES -- 19.5%
Collective Investment Pool -- 17.1%
  Securities Lending Quality Trust(1).....................  16,827,156    16,827,156
                                                                        ------------
Commercial Paper -- 2.1%
  Erste Finance LLC
   2.35% due 06/02/08..................................... $ 2,000,000     1,999,869
                                                                        ------------
U.S. Government Treasuries -- 0.3%
  United States Treasury Bills
   0.91% due 06/19/08(2)..................................     200,000       199,909
   1.70% due 07/10/08(2)..................................     100,000        99,817
                                                                        ------------
                                                                             299,726
                                                                        ------------
Total Short-Term Investment Securities
   (cost $19,126,751).....................................                19,126,751
                                                                        ------------
REPURCHASE AGREEMENT -- 2.2%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 1.71%, dated 05/30/08, to be repurchased
   06/02/08 in the amount of $2,204,314 and
   collateralized by Federal Home Loan Bank Bonds,
   bearing interest at 4.50%, due 04/06/09 and having an
   approximate value of $2,249,500.
   (cost $2,204,000)......................................   2,204,000     2,204,000
                                                                        ------------
TOTAL INVESTMENTS
   (cost $89,312,368)(3)..................................       117.1%  115,061,326
Liabilities in excess of other assets.....................       (17.1)  (16,792,616)
                                                           -----------  ------------
NET ASSETS --                                                    100.0% $ 98,268,710
                                                           ===========  ============

--------
+  Non-income producing security
#  The security or a portion thereof is out on loan (See Note 2)
(1)The security is purchased with the cash collateral received from securities loaned (see Note 2).
(2)The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)See Note 5 for cost of investments on a tax basis.

AIG Retirement Company I Nasdaq-100 Index Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


Open Futures Contracts
------------------------------------------------------------------------------------
                                                                        Unrealized
Number of                          Expiration  Value at  Value as of   Appreciation
Contracts       Description           Date    Trade Date May 31, 2008 (Depreciation)
------------------------------------------------------------------------------------
110 Long  NASDAQ 100 E-Mini Index. June 2008  $4,087,081  $4,477,550     $390,469
                                                                         ========

See Notes to Financial Statements

AIG Retirement Company I Real Estate Fund
PORTFOLIO PROFILE -- May 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

                  Time Deposits........................  59.6%
                  Real Estate Investment Trusts........  52.3
                  Real Estate Operations & Development.  10.6
                  Real Estate Management/Services......   4.2
                  Hotels/Motels........................   0.7
                  Building -- Residential/Commercial...   0.6
                  Building & Construction -- Misc......   0.4
                  Diversified Operations...............   0.3
                  Property Trust.......................   0.2
                  Diversified Financial Services.......   0.1
                                                        -----
                                                        129.0%
                                                        =====

*  Calculated as a percentage of net assets

AIG Retirement Company I Real Estate Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008
--------------------------------------------------------------------------------



                                                              Market Value
                   Security Description               Shares    (Note 2)
      --------------------------------------------------------------------
      COMMON STOCK -- 67.6%
      Building & Construction - Misc. -- 0.4%
        Multiplan Empreendimentos Imobiliarios SA+...   9,227  $  110,622
                                                               ----------
      Building - Residential/Commercial -- 0.6%
        Becton Property Group........................  13,878      23,346
        MRV Engenharia e Participacoes SA............   4,659     113,145
        Sunland Group ,Ltd...........................  11,175      28,198
                                                               ----------
                                                                  164,689
                                                               ----------
      Diversified Operations -- 0.3%
        Wharf Holdings, Ltd..........................  19,000      94,953
                                                               ----------
      Hotel/Motels -- 0.7%
        Starwood Hotels & Resorts Worldwide, Inc.....   4,500     217,800
                                                               ----------
      Property Trust -- 0.2%
        CFS Retail Property Trust....................   6,200      12,326
        GPT Group....................................  10,509      28,928
        Stockland....................................   5,732      34,570
                                                               ----------
                                                                   75,824
                                                               ----------
      Real Estate Investment Trusts -- 50.6%
        Alexandria Real Estate Equities, Inc.........   4,000     417,200
        AMB Property Corp............................   2,800     165,032
        Ascendas India Trust.........................  54,000      43,627
        Ascendas Real Estate Investment Trust........  66,000     118,762
        Australand Property Group....................  31,243      47,779
        Australian Education Trust...................   7,166       5,651
        Boardwalk Real Estate Investment Trust.......   5,400     229,076
        Boston Properties, Inc.......................   3,000     293,220
        Brandywine Realty Trust......................   7,700     144,529
        BRE Properties, Inc., Class A................   7,200     348,912
        Camden Property Trust........................   8,200     403,932
        CapitaMall Trust.............................  62,000     150,725
        CBL & Associates Properties, Inc.............  10,800     284,148
        Centro Retail Group.......................... 215,384     102,932
        Champion Real Estate Investment Trust........   6,000       2,768
        Developers Diversified Realty Corp...........  14,000     555,520
        DiamondRock Hospitality Co...................   1,900      26,049
        Digital Realty Trust, Inc....................   9,400     397,620
        Douglas Emmett, Inc..........................   9,400     230,300
        Equity Residential Properties................  15,600     659,724
        Essex Property Trust, Inc....................   5,100     609,297
        Federal Realty Investment Trust..............   7,500     604,650
        Fonciere Des Regions.........................     324      44,121
        General Growth Properties, Inc...............  16,500     685,740
        Great Portland Estates PLC...................  11,246      86,157
        HCP, Inc.....................................  12,900     441,954
        Health Care REIT, Inc........................   6,500     313,950
        Host Hotels & Resorts, Inc...................  40,000     687,600
        ING Real Estate Community Living Group.......  27,759      17,246
        Japan Excellent ,Inc.........................      26     147,240
        Kenedix Realty Investment Corp...............      20     124,265
        Kimco Realty Corp............................  14,100     554,835
        Liberty Property Trust.......................   2,100      74,550
        Macquarie CountryWide Trust..................  12,712      14,337
        Macquarie DDR Trust..........................  45,488      24,347
        Mid-America Apartment Communities, Inc.......   3,800     212,724
        Nationwide Health Properties, Inc............   5,900     201,367
        Nomura Real Estate Office Fund, Inc..........       1       7,968
        Primaris Retail Real Estate Investment Trust.     800      14,090
        ProLogis.....................................  10,200     631,686
        Public Storage, Inc..........................   4,700     414,211
        Regal Real Estate Investment Trust...........  15,000       3,133
        Simon Property Group, Inc....................  10,400   1,033,344
        SL Green Realty Corp.........................   8,900     887,330
        Suntec Real Estate Investment................  25,000      30,663


                                                             Market Value
                  Security Description               Shares    (Note 2)

      -------------------------------------------------------------------
      Real Estate Investment Trusts (continued)
        Thakral Holdings Group......................  13,602 $    11,506
        The Macerich Co.............................   4,400     314,732
        Tishman Speyer Office Fund..................  74,533     111,845
        Tokyu Reit Inc..............................       9      74,786
        Valad Property Group........................ 191,336     183,793
        Ventas, Inc.................................   8,200     390,812
        Vornado Realty Trust........................   6,200     605,926
        Washington Real Estate Investment Trust.....   7,600     256,044
        Westfield Group.............................  17,820     290,572
                                                             -----------
                                                              14,734,327
                                                             -----------
      Real Estate Management/Services -- 4.2%
        BR Malls Participacoes SA+..................   9,564     114,074
        Citycon Oyj.................................   1,000       5,445
        Conwert Immobilien Invest SE+...............   5,504      98,302
        Klepierre...................................   1,459      86,345
        Mitsubishi Estate Co., Ltd..................  15,000     404,098
        Nippon Commercial Investment Corp...........      11      41,007
        Unibail - Rodamco...........................   1,795     467,169
                                                             -----------
                                                               1,216,440
                                                             -----------
      Real Estate Operations & Development -- 10.6%
        British Land Co. PLC........................  11,592     183,930
        Brookfield Properties Corp..................  14,400     288,696
        Capital & Regional PLC......................   3,738      22,029
        CapitaLand, Ltd.............................  36,000     173,185
        China Overseas Land & Investment, Ltd.......  70,000     127,013
        China Resources Land., Ltd..................   2,000       3,388
        Dawnay Day Sirius Ltd.......................  40,990      41,929
        Derwent Valley Holdings PLC+................   5,045     117,725
        Guangzhou R&F Properties Co., Ltd...........   1,200       2,900
        Hang Lung Properties, Ltd...................  22,000      83,727
        Henderson Land Development Co., Ltd.........  21,000     145,985
        Hongkong Land Holdings ,Ltd.................  35,000     166,250
        Hysan Development Co., Ltd..................  26,000      74,130
        Iguatemi Empresa de Shopping Centers SA.....   7,606     108,490
        Kerry Properties, Ltd.......................  14,000      95,709
        Land Securities Group PLC...................   2,625      73,422
        Liberty International PLC...................   6,915     120,884
        Mitsui Fudosan Co., Ltd.....................  15,000     372,083
        Shui On Land, Ltd...........................  53,000      49,578
        Sino Land Co., Ltd..........................   4,000      10,190
        Sino-Ocean Land Holdings, Ltd...............   9,000       8,015
        Sumitomo Realty & Development Co., Ltd......   3,000      76,835
        Sun Hung Kai Properties, Ltd................  24,000     385,653
        Unite Group Plc.............................  12,697      69,607
        Urbi, Desarrollos Urbanos, SA de CV+........  74,401     284,780
        Zhong An Real Estate, Ltd.+.................   3,000       1,372
                                                             -----------
                                                               3,087,505
                                                             -----------
      Total Common Stock
         (cost $18,727,634).........................          19,702,160
                                                             -----------
      PREFERRED STOCK -- 1.5%
      Real Estate Investment Trusts -- 1.5%
        Ashford Hospitality Trust ,Inc.
         8.45%......................................   1,200      22,788
        BioMed Realty Trust ,Inc.
         7.38%......................................   1,900      42,750
        BRE Properties ,Inc.
         6.75%......................................     700      15,638
        Corporate Office Properties Trust
         8.00%......................................     300       7,305
        Developers Diversified Realty Corp.
         7.38%......................................     200       4,550

AIG Retirement Company I Real Estate Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------



                                                           Market Value
                   Security Description             Shares   (Note 2)
         --------------------------------------------------------------
         PREFERRED STOCK (continued)
         Real Estate Investment Trusts (continued)
           Duke Realty Corp.
            6.50%..................................   900    $ 19,125
           Duke Realty Corp.
            6.63%.................................. 1,200      26,340
           Duke Realty Corp.
            7.25%.................................. 1,400      33,740
           Equity Residential
            6.48%..................................   300       6,810
           First Industrial Realty Trust ,Inc.
            7.25%.................................. 1,200      26,256
           Gramercy Cap Corp/New York
            8.13%.................................. 1,600      31,680
           Hersha Hospitality Trust
            8.00%..................................   200       4,310
           HRPT Properties Trust
            6.50%..................................   700      12,845
           Istar Financial Inc
            7.88%..................................   200       3,950
           Kimco Realty Corp.
            7.75%.................................. 1,400      34,552
           LaSalle Hotel Properties
            7.25%..................................   400       7,984
           LaSalle Hotel Properties
            7.50%..................................   800      17,640
           LaSalle Hotel Properties
            8.00%..................................   500      11,405
           Lexington Realty Trust
            7.55%..................................   500      10,025
           PS Business Parks ,Inc.
            6.70%..................................   500      10,500
           Public Storage
            6.60%..................................   200       4,371
           Public Storage
            6.63%..................................   900      19,656
           Public Storage
            6.75%..................................   600      13,488
           Public Storage
            7.25%..................................   400       9,680
           Realty Income Corp.
            6.75%..................................   500      11,650
           Strategic Hotels & Resorts ,Inc.
            8.25%..................................   900      18,675
           Sunstone Hotel Investors ,Inc.
            8.00%..................................   300       5,988
           Vornado Realty Trust
            7.00%..................................   200       4,680
                                                             --------
         Total Preferred Stock
            (cost $427,145)........................           438,381
                                                             --------

                                                           Shares/
                                                          Principal   Market Value
                 Security Description                      Amount       (Note 2)

ASSET BACKED SECURITIES -- 0.1%
Diversified Financial Services -- 0.1%
  J P Morgan Chase Commercial Mortgage(1)(2)
   5.30% due 12/15/44
   (cost $22,984)....................................... $    25,000       23,316
                                                                      -----------
CORPORATE BOND -- 0.2%
Real Estate Investment Trusts -- 0.2%
  Nationwide Health Properties, Inc.
   6.25% due 02/01/13
   (cost $49,076).......................................      50,000       49,016
                                                                      -----------
Total Long-Term Investment Securities
   (cost $19,226,839)...................................               20,212,873
                                                                      -----------
SHORT-TERM INVESTMENT SECURITIES -- 59.6%
Time Deposit -- 59.6%
  Euro Time Deposit with State Street Bank & Trust Co.
   1.35% due 06/02/08
   (cost $17,366,000)...................................  17,366,000   17,366,000
                                                                      -----------
TOTAL INVESTMENTS
   (cost $36,592,839)(3)................................       129.0%  37,578,873
Liabilities in excess of other assets...................       (29.0)  (8,447,705)
                                                         -----------  -----------
NET ASSETS --                                                  100.0% $29,131,168
                                                         ===========  ===========

--------
+  Non-income producing security
(1)Variable Rate Security -- the rate reflected is as of May 31, 2008, maturity date reflects the stated maturity date.
(2)CMBS--Commercial Mortgaged Bank Security
(3)See Note 5 for cost of investments on a tax basis.

See Notes to Financial Statements

AIG Retirement Company I Science & Technology Fund
PORTFOLIO PROFILE -- May 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

            Collective Investment Pool......................  15.6%
            Computers.......................................  11.6
            Electronic Components -- Semiconductors.........  11.5
            Applications Software...........................   8.2
            Networking Products.............................   6.3
            Wireless Equipment..............................   6.3
            Semiconductor Components -- Integrated Circuits.   5.0
            Entertainment Software..........................   4.9
            Web Portals/ISP.................................   4.6
            Telecom Equipment -- Fiber Optics...............   3.4
            Computers -- Memory Devices.....................   3.3
            Semiconductor Equipment.........................   3.2
            Telecommunication Equipment.....................   3.0
            Registered Investment Companies.................   2.7
            Internet Security...............................   2.0
            Time Deposits...................................   1.8
            Commercial Services -- Finance..................   1.6
            Electronic Components -- Misc...................   1.6
            Consulting Services.............................   1.4
            Computer Services...............................   1.3
            E-Commerce/Services.............................   1.2
            Electric Products -- Misc.......................   1.1
            Energy -- Alternate Sources.....................   1.0
            Engineering/R&D Services........................   1.0
            Toys............................................   1.0
            Human Resources.................................   0.9
            Computer Aided Design...........................   0.9
            Internet Application Software...................   0.9
            Enterprise Software/Service.....................   0.6
            Advertising Sales...............................   0.6
            Data Processing/Management......................   0.6
            Internet Content -- Information/News............   0.6
            Web Hosting/Design..............................   0.6
            Computers -- Integrated Systems.................   0.6
            Electronic Parts Distribution...................   0.5
            Distribution/Wholesale..........................   0.4
            E-Commerce/Products.............................   0.3
            Computer Software...............................   0.3
            Cable TV........................................   0.3
            Agricultural Chemicals..........................   0.3
            Index Fund......................................   0.3
            Electronic Design Automation....................   0.2
            Electronic Forms................................   0.2
            Internet Infrastructure Software................   0.2
            Circuit Boards..................................   0.2
            E-Marketing/Info................................   0.2
            Casino Services.................................   0.2
            Industrial Audio & Video Products...............   0.2
            Communications Software.........................   0.2
            Power Converter/Supply Equipment................   0.2
            Oil & Gas Drilling..............................   0.1
                                                             -----
                                                             115.2%
                                                             =====

*  Calculated as a percentage of net assets

AIG Retirement Company I Science & Technology Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008
--------------------------------------------------------------------------------


                                                                Market Value
                  Security Description                 Shares     (Note 2)
    ------------------------------------------------------------------------
    COMMON STOCK -- 94.6%
    Advertising Sales -- 0.6%
      Focus Media Holding, Ltd. ADR+#................   146,150 $  5,888,383
                                                                ------------
    Agricultural Chemicals -- 0.3%
      Monsanto Co....................................    20,108    2,561,759
                                                                ------------
    Applications Software -- 8.2%
      Citrix Systems, Inc.+#.........................    90,800    3,108,084
      Infosys Technologies, Ltd. ADR#................    73,700    3,619,407
      Microsoft Corp................................. 1,314,233   37,219,079
      Red Hat, Inc.+#................................   403,842    9,837,591
      Salesforce.com, Inc.+#.........................   245,793   17,773,292
      Satyam Computer Services, Ltd. ADR#............   112,700    3,279,570
                                                                ------------
                                                                  74,837,023
                                                                ------------
    Cable TV -- 0.3%
      Comcast Corp., Class A.........................   116,355    2,617,987
                                                                ------------
    Casino Services -- 0.2%
      International Game Technology..................    50,368    1,796,123
                                                                ------------
    Circuit Boards -- 0.2%
      Ibiden Co., Ltd................................    47,500    2,000,569
                                                                ------------
    Commercial Services -- 0.0%
      Iron Mountain, Inc.+...........................     2,100       63,063
                                                                ------------
    Commercial Services - Finance -- 1.6%
      The Western Union Co...........................   479,500   11,335,380
      Visa, Inc., Class A+...........................    34,412    2,971,820
                                                                ------------
                                                                  14,307,200
                                                                ------------
    Computer Aided Design -- 0.9%
      Autodesk, Inc.+................................   190,200    7,828,632
                                                                ------------
    Computer Services -- 1.3%
      Cognizant Technology Solutions Corp., Class A+.   193,210    6,816,449
      DST Systems, Inc.+#............................    75,300    4,774,020
                                                                ------------
                                                                  11,590,469
                                                                ------------
    Computer Software -- 0.3%
      Temenos Group AG+#.............................    96,149    2,956,657
                                                                ------------
    Computers -- 11.6%
      Apple, Inc.+...................................   182,965   34,534,644
      Dell, Inc.+....................................   346,862    7,998,638
      Foxconn Technology Co., Ltd....................   201,000    1,166,913
      Hewlett-Packard Co.............................   459,520   21,625,011
      International Business Machines Corp...........   135,425   17,528,058
      Palm, Inc.#....................................   306,800    1,859,208
      Research In Motion Ltd.+.......................   147,170   20,437,498
                                                                ------------
                                                                 105,149,970
                                                                ------------
    Computers - Integrated Systems -- 0.6%
      High Tech Computer Corp........................    20,000      532,202
      High Tech Computer Corp. GDR...................     2,915      311,905
      Riverbed Technology, Inc.+#....................   233,600    4,193,120
                                                                ------------
                                                                   5,037,227
                                                                ------------
    Computers - Memory Devices -- 3.3%
      EMC Corp.+.....................................   688,743   12,011,678
      NetApp, Inc.+..................................   656,179   15,997,644
      Seagate Technology.............................    80,700    1,728,594
                                                                ------------
                                                                  29,737,916
                                                                ------------
    Consulting Services -- 1.4%
      Accenture Ltd., Class A........................   285,614   11,658,763
      Genpact, Ltd.+#................................    94,100    1,364,450
                                                                ------------
                                                                  13,023,213
                                                                ------------

                                                               Market Value
                 Security Description                 Shares     (Note 2)

    -----------------------------------------------------------------------
    Data Processing/Management -- 0.6%
      Automatic Data Processing, Inc................   132,100 $  5,686,905
                                                               ------------
    Distribution/Wholesale -- 0.4%
      Ingram Micro, Inc., Class A+..................   222,036    4,025,513
                                                               ------------
    E - Commerce/Products -- 0.3%
      Amazon.com, Inc.+.............................    37,015    3,021,164
                                                               ------------
    E - Commerce/Services -- 1.2%
      Ctrip.com International, Ltd. ADR.............    26,270    1,533,642
      eBay, Inc.+...................................   298,675    8,963,237
                                                               ------------
                                                                 10,496,879
                                                               ------------
    E - Marketing/Info -- 0.2%
      Digital River, Inc.+#.........................    49,400    1,978,964
                                                               ------------
    Electric Products - Misc. -- 1.1%
      LG Electronics, Inc...........................    50,899    7,066,217
      LG Electronics, Inc. GDR+*....................    50,720    1,673,760
      Stanley Electric Co., Ltd.....................    46,400    1,254,411
                                                               ------------
                                                                  9,994,388
                                                               ------------
    Electronic Components - Misc. -- 1.6%
      Hon Hai Precision Industry Co., Ltd...........   352,360    1,993,485
      Hon Hai Precision Industry Co., Ltd. GDR+*....   797,620    9,156,677
      Tyco Electronics, Ltd.........................    77,225    3,098,267
                                                               ------------
                                                                 14,248,429
                                                               ------------
    Electronic Components - Semiconductors -- 11.5%
      Advanced Micro Devices, Inc.+#................   148,700    1,023,056
      Altera Corp...................................   419,483    9,706,837
      Broadcom Corp., Class A+......................   472,541   13,557,201
      Fairchild Semiconductor International, Inc.+..   234,400    3,516,000
      Intel Corp....................................   773,130   17,921,153
      Intersil Corp., Class A#......................    94,285    2,627,723
      MEMC Electronic Materials, Inc.+..............    64,200    4,407,972
      Microchip Technology, Inc.#...................   174,590    6,431,896
      National Semiconductor Corp...................   217,400    4,576,270
      NVIDIA Corp.+.................................    97,875    2,417,512
      ON Semiconductor Corp.+#...................... 1,317,213   13,027,237
      PMC - Sierra, Inc.+#..........................   449,833    3,828,079
      QLogic Corp.+#................................    96,700    1,526,893
      Samsung Electronics Co., Ltd. GDR*............    22,115    7,850,825
      Skyworks Solutions, Inc.+#....................   475,900    4,916,047
      Xilinx, Inc.#.................................   267,617    7,279,182
                                                               ------------
                                                                104,613,883
                                                               ------------
    Electronic Design Automation -- 0.2%
      Synopsys, Inc.+...............................    82,300    2,168,605
                                                               ------------
    Electronic Forms -- 0.2%
      Adobe Systems, Inc.+..........................    49,086    2,162,729
                                                               ------------
    Electronic Parts Distribution -- 0.5%
      Avnet, Inc.+..................................   151,800    4,481,136
                                                               ------------
    Energy - Alternate Sources -- 1.0%
      First Solar, Inc.+............................    31,244    8,359,020
      Renewable Energy Corp. AS+#...................    14,875      441,563
      Sunpower Corp., Class A+#.....................     6,981      571,744
                                                               ------------
                                                                  9,372,327
                                                               ------------
    Engineering/R&D Services -- 1.0%
      ABB, Ltd.+....................................   244,311    7,937,031
      SAIC, Inc.+...................................    50,200    1,000,486
                                                               ------------
                                                                  8,937,517
                                                               ------------

AIG Retirement Company I Science & Technology Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                                   Market Value
                  Security Description                    Shares     (Note 2)
 ------------------------------------------------------------------------------
 COMMON STOCK (continued)
 Enterprise Software/Service -- 0.6%
   BMC Software, Inc.+..................................    74,500 $ 2,987,450
   Oracle Corp.+........................................   129,245   2,951,956
                                                                   -----------
                                                                     5,939,406
                                                                   -----------
 Entertainment Software -- 4.9%
   Activision, Inc.+....................................   223,669   7,548,829
   Electronic Arts, Inc.+...............................   723,359  36,312,622
   Take-Two Interactive Software, Inc.+.................     9,900     267,993
                                                                   -----------
                                                                    44,129,444
                                                                   -----------
 Human Resources -- 0.9%
   Manpower, Inc.#......................................    66,600   4,195,800
   Monster Worldwide, Inc.+#............................   131,493   3,246,562
   Robert Half International, Inc.......................    24,700     607,126
                                                                   -----------
                                                                     8,049,488
                                                                   -----------
 Industrial Audio & Video Products -- 0.2%
   Dolby Laboratories, Inc., Class A+...................    32,750   1,572,328
                                                                   -----------
 Internet Application Software -- 0.9%
   Tencent Holdings, Ltd.#..............................   926,665   7,801,470
                                                                   -----------
 Internet Content - Information/News -- 0.6%
   Baidu.com ADR+#......................................    15,335   5,291,495
                                                                   -----------
 Internet Infrastructure Software -- 0.2%
   Akamai Technologies, Inc.+#..........................    50,300   1,964,215
   TIBCO Software, Inc.+................................     5,100      39,372
                                                                   -----------
                                                                     2,003,587
                                                                   -----------
 Internet Security -- 2.0%
   McAfee, Inc.+........................................   360,880  13,081,900
   VeriSign, Inc.+#.....................................   133,100   5,329,324
                                                                   -----------
                                                                    18,411,224
                                                                   -----------
 Networking Products -- 6.3%
   Atheros Communications, Inc.+#.......................    54,300   1,814,706
   BigBand Networks, Inc.+#.............................   114,900     608,970
   Cisco Systems, Inc.+................................. 1,278,907  34,172,395
   Juniper Networks, Inc.+..............................   656,665  18,071,421
   Starent Networks Corp.+#.............................   170,200   2,980,202
                                                                   -----------
                                                                    57,647,694
                                                                   -----------
 Oil & Gas Drilling -- 0.1%
   Diamond Offshore Drilling, Inc.......................     5,300     723,132
                                                                   -----------
 Oil - Field Services -- 0.0%
   Weatherford International, Ltd.+.....................     3,480     158,792
                                                                   -----------
 Power Converter/Supply Equipment -- 0.2%
   Delta Electronics, Inc...............................   504,100   1,439,243
                                                                   -----------
 Semiconductor Components - Integrated Circuits -- 5.0%
   Analog Devices, Inc..................................   333,052  11,693,456
   Linear Technology Corp...............................    72,565   2,668,215
   Marvell Technology Group, Ltd.+......................   843,700  14,646,632
   Maxim Integrated Products, Inc.......................   649,274  14,348,955
   Taiwan Semiconductor Manufacturing Co., Ltd. ADR+....   180,330   2,064,779
                                                                   -----------
                                                                    45,422,037
                                                                   -----------
 Semiconductor Equipment -- 3.2%
   Applied Materials, Inc.#.............................   270,000   5,348,700
   ASM Pacific Technology, Ltd.#........................   342,500   2,710,103
   ASML Holding NV......................................   210,099   6,285,545
   ASML Holding NV NY SHR#..............................   105,730   3,167,671

                                                        Shares/
                                                       Principal   Market Value
                Security Description                    Amount       (Note 2)

 ------------------------------------------------------------------------------
 Semiconductor Equipment (continued)
   Lam Research Corp.+#..............................      202,200 $  8,229,540
   Varian Semiconductor Equipment Associates, Inc.+#.       92,100    3,502,563
                                                                   ------------
                                                                     29,244,122
                                                                   ------------
 Software Tools -- 0.0%
   Longtop Financial Technologies, Ltd. ADR+.........       11,078      213,916
                                                                   ------------
 Telecom Equipment - Fiber Optics -- 3.4%
   Ciena Corp.+#.....................................      215,297    6,579,476
   Corning, Inc......................................      765,248   20,921,880
   Finisar Corp.+#...................................      792,800    1,458,752
   JDS Uniphase Corp.+#..............................      151,237    1,870,802
                                                                   ------------
                                                                     30,830,910
                                                                   ------------
 Telecommunication Equipment -- 3.0%
   ADC Telecommunications, Inc.+#....................      214,400    3,374,656
   CommScope, Inc.+#.................................       86,907    4,766,849
   Comverse Technology, Inc.+........................      788,300   14,701,795
   Foxconn International Holdings, Ltd.+.............    2,434,500    3,313,009
   Optium Corp.+#....................................      100,400    1,104,400
                                                                   ------------
                                                                     27,260,709
                                                                   ------------
 Telephone - Integrated -- 0.0%
   Telefonica SA ADR.................................        5,035      433,161
                                                                   ------------
 Toys -- 1.0%
   Nintendo Co., Ltd.................................       16,100    8,857,902
                                                                   ------------
 Web Hosting/Design -- 0.6%
   Equinix, Inc.+#...................................       53,400    5,099,166
                                                                   ------------
 Web Portals/ISP -- 4.6%
   Google, Inc., Class A+............................       66,396   38,894,777
   Yahoo!, Inc.+#....................................      104,250    2,789,730
                                                                   ------------
                                                                     41,684,507
                                                                   ------------
 Wireless Equipment -- 6.3%
   American Tower Corp., Class A+....................      142,435    6,512,128
   Crown Castle International Corp.+.................       49,000    2,082,010
   Nokia Oyj ADR.....................................       96,000    2,726,400
   QUALCOMM, Inc.....................................      941,371   45,694,149
                                                                   ------------
                                                                     57,014,687
                                                                   ------------
 Total Common Stock
    (cost $797,454,575)..............................               859,813,050
                                                                   ------------
 EXCHANGE TRADED FUNDS -- 0.3%
   PowerShares QQQ
    (cost $2,270,688)................................       54,300    2,715,544
                                                                   ------------
 CONVERTIBLE BONDS & NOTES -- 0.2%
 Communications Software -- 0.2%
   Liberty Media LLC
    3.50% due 01/15/31
    (cost $1,919,472)................................ $  2,450,000    1,451,625
                                                                   ------------
 Total Long-Term Investment Securities
    (cost $801,644,735)..............................               863,980,219
                                                                   ------------
 SHORT-TERM INVESTMENT SECURITIES -- 20.1%
 Collective Investment Pool -- 15.6%
   Securities Lending Quality Trust(1)...............  141,636,077  141,636,077
                                                                   ------------
 Registered Investment Company -- 2.7%
   T. Rowe Price Reserve Investment Fund.............   24,621,810   24,621,810
                                                                   ------------

AIG Retirement Company I Science & Technology Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                          Principal    Market Value
                 Security Description                      Amount        (Note 2)
-------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT SECURITIES (continued)
Time Deposits -- 1.8%
  Euro Time Deposit with State Street Bank & Trust Co.
   0.85% due 06/02/08................................... $ 1,042,000  $    1,042,000
  Euro Time Deposit with State Street Bank & Trust Co.
   1.35% due 06/02/08...................................  15,598,000      15,598,000
                                                                      --------------
                                                                          16,640,000
                                                                      --------------
Total Short-Term Investment Securities
   (cost $182,897,887)..................................                 182,897,887
                                                                      --------------
TOTAL INVESTMENTS
   (cost $984,542,622)(2)...............................       115.2%  1,046,878,106
Liabilities in excess of other assets...................       (15.2)   (138,287,795)
                                                         -----------  --------------
NET ASSETS --                                                  100.0% $  908,590,311
                                                         ===========  ==============

--------
+  Non-income producing security
#  The security or a portion thereof is out on loan (See Note 2)
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2008, the aggregate value of these securities was $18,681,262 representing 2.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)The security is purchased with the cash collateral received from securities loaned (See Note 2).
(2)See Note 5 for cost of investments on a tax basis.
ADR-American Depository Receipt
GDR-Global Depository Receipt
NY SHR--New York Shares

See Notes to Financial Statements

AIG Retirement Company I Small Cap Aggressive Growth Fund
PORTFOLIO PROFILE -- May 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

             Collective Investment Pool...................... 25.0%
             Consulting Services.............................  6.1
             Commercial Services -- Finance..................  4.7
             Electronic Components -- Semiconductors.........  4.4
             Computer Services...............................  4.1
             Human Resources.................................  4.1
             Medical Instruments.............................  3.6
             Printing -- Commercial..........................  3.5
             Transactional Software..........................  3.4
             Advertising Services............................  3.0
             Educational Software............................  2.8
             Oil Companies -- Exploration & Production.......  2.7
             Diversified Manufacturing Operations............  2.7
             Medical -- Drugs................................  2.6
             Insurance -- Property/Casualty..................  2.5
             Commercial Services.............................  2.3
             Telecom Services................................  2.1
             Machinery -- General Industrial.................  1.9
             Enterprise Software/Service.....................  1.8
             Theaters........................................  1.8
             E-Services/Consulting...........................  1.8
             Resorts/Theme Parks.............................  1.7
             E-Marketing/Info................................  1.6
             Leisure Products................................  1.5
             E-Commerce/Products.............................  1.5
             Dental Supplies & Equipment.....................  1.4
             Instruments -- Scientific.......................  1.2
             Networking Products.............................  1.2
             Ultra Sound Imaging Systems.....................  1.1
             Medical Products................................  1.1
             Semiconductor Components -- Integrated Circuits.  1.1
             Disposable Medical Products.....................  1.0
             Cellular Telecom................................  1.0
             Time Deposits...................................  1.0
             Retail -- Restaurants...........................  0.9
             Medical -- Biomedical/Gene......................  0.9
             Internet Security...............................  0.9
             Metal Processors & Fabrication..................  0.9
             Aerospace/Defense...............................  0.9
             Internet Application Software...................  0.8
             Hotels/Motels...................................  0.8
             Internet Content -- Information/News............  0.8
             Machinery -- Electrical.........................  0.8
             Wireless Equipment..............................  0.8
             Filtration/Separation Products..................  0.8
             Office Furnishings -- Original..................  0.8
             Diagnostic Kits.................................  0.8
             Building & Construction Products -- Misc........  0.8
             Finance -- Other Services.......................  0.7
             Computers -- Periphery Equipment................  0.7
             Recreational Vehicles...........................  0.7
             Rental Auto/Equipment...........................  0.7
             Insurance Brokers...............................  0.6
             Transport -- Services...........................  0.6
             Finance -- Investment Banker/Broker.............  0.6
             Appliances......................................  0.6
             Specified Purpose Acquisitions..................  0.5
             E-Commerce/Services.............................  0.5
             Building Products -- Doors & Windows............  0.5
             Cable TV........................................  0.5
             Drug Delivery Systems...........................  0.5
             Wire & Cable Products...........................  0.4
             Gambling (Non-Hotel)............................  0.4
             Lighting Products & Systems.....................  0.4

                     Internet Connectivity Services.   0.4
                     Research & Development.........   0.4
                     Computer Software..............   0.4
                     Aerospace/Defense -- Equipment.   0.2
                                                     -----
                                                     125.3%
                                                     =====

*  Calculated as a percentage of net assets

AIG Retirement Company I Small Cap Aggressive Growth Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008
--------------------------------------------------------------------------------


                                                              Market Value
                   Security Description                Shares   (Note 2)
     ---------------------------------------------------------------------
     COMMON STOCK -- 99.3%
     Advertising Services -- 3.0%
       inVentiv Health, Inc.+#........................ 28,914  $  945,488
       Marchex, Inc., Class B#........................ 75,207     994,236
                                                               ----------
                                                                1,939,724
                                                               ----------
     Aerospace/Defense -- 0.9%
       Esterline Technologies Corp.+#.................  9,400     582,142
                                                               ----------
     Aerospace/Defense - Equipment -- 0.2%
       DRS Technologies, Inc..........................  1,600     126,048
                                                               ----------
     Appliances -- 0.6%
       Hhgregg, Inc.+#................................ 32,800     360,144
                                                               ----------
     Building & Construction Products - Misc. -- 0.8%
       Interline Brands, Inc.+#....................... 27,400     489,364
                                                               ----------
     Building Products - Doors & Windows -- 0.5%
       Apogee Enterprises, Inc.#...................... 14,000     332,360
                                                               ----------
     Cable TV -- 0.5%
       LodgeNet Entertainment Corp.+#................. 45,646     297,155
                                                               ----------
     Cellular Telecom -- 1.0%
       Centennial Communications Corp.+#.............. 88,800     672,216
                                                               ----------
     Commercial Services -- 2.3%
       Live Nation, Inc.+#............................ 29,100     440,865
       TeleTech Holdings, Inc.+....................... 39,878   1,030,447
                                                               ----------
                                                                1,471,312
                                                               ----------
     Commercial Services - Finance -- 4.7%
       Bankrate, Inc.+#............................... 13,850     699,425
       Dollar Financial Corp.+#....................... 22,800     454,404
       Global Cash Access Holdings, Inc.+#............ 95,199     680,673
       Wright Express Corp.+#......................... 37,910   1,212,362
                                                               ----------
                                                                3,046,864
                                                               ----------
     Computer Services -- 4.1%
       IHS, Inc.+#....................................  5,600     333,536
       SI International, Inc.+#....................... 28,538     699,181
       SYKES Enterprises, Inc.+....................... 79,986   1,656,510
                                                               ----------
                                                                2,689,227
                                                               ----------
     Computer Software -- 0.4%
       Omniture, Inc.+#...............................  9,700     239,105
                                                               ----------
     Computers - Periphery Equipment -- 0.7%
       Synaptics, Inc.+#.............................. 11,014     471,069
                                                               ----------
     Consulting Services -- 6.1%
       Forrester Research, Inc.+#..................... 21,700     655,557
       FTI Consulting, Inc.+#......................... 13,515     811,711
       Gartner, Inc.+#................................ 34,900     760,471
       The Advisory Board Co.+........................ 20,057     926,032
       Watson Wyatt Worldwide, Inc., Class A#......... 14,000     819,980
                                                               ----------
                                                                3,973,751
                                                               ----------
     Dental Supplies & Equipment -- 1.4%
       Sirona Dental Systems, Inc.+#.................. 31,700     940,222
                                                               ----------
     Diagnostic Kits -- 0.8%
       Inverness Medical Innovations, Inc.+........... 13,400     489,904
                                                               ----------
     Disposable Medical Products -- 1.0%
       Volcano Corp.+#................................ 48,600     677,484
                                                               ----------
     Diversified Manufacturing Operations -- 2.7%
       Actuant Corp., Class A#........................ 32,800   1,197,528
       Acuity Brands, Inc.#...........................  9,900     527,175
                                                               ----------
                                                                1,724,703
                                                               ----------

                                                              Market Value
                   Security Description               Shares    (Note 2)

      --------------------------------------------------------------------
      Drug Delivery Systems -- 0.5%
        Noven Pharmaceuticals, Inc.+#................  23,900  $  292,536
                                                               ----------
      E - Commerce/Products -- 1.5%
        Shutterfly, Inc.+#...........................  68,493     986,984
                                                               ----------
      E - Commerce/Services -- 0.5%
        Orbitz Worldwide, Inc.+#.....................  44,700     346,872
                                                               ----------
      E - Marketing/Info -- 1.6%
        Digital River, Inc.+#........................  15,000     600,900
        ValueClick, Inc.+#...........................  22,425     450,967
                                                               ----------
                                                                1,051,867
                                                               ----------
      E - Services/Consulting -- 1.8%
        GSI Commerce, Inc.+#.........................  80,500   1,166,445
                                                               ----------
      Educational Software -- 2.8%
        SkillSoft PLC ADR+........................... 185,210   1,800,241
                                                               ----------
      Electronic Components - Semiconductors -- 4.4%
        Microsemi Corp.+#............................  46,144   1,264,346
        PMC -- Sierra, Inc.+#........................ 149,100   1,268,841
        Silicon Laboratories, Inc.+..................   8,500     313,225
                                                               ----------
                                                                2,846,412
                                                               ----------
      Enterprise Software/Service -- 1.8%
        Epicor Software Corp.+#......................  35,300     302,874
        Lawson Software, Inc.+....................... 100,800     878,976
                                                               ----------
                                                                1,181,850
                                                               ----------
      Filtration/Separation Products -- 0.8%
        Polypore International, Inc.+#...............  20,750     491,775
                                                               ----------
      Finance - Investment Banker/Broker -- 0.6%
        Evercore Partners, Inc., Class A#............  26,671     388,330
                                                               ----------
      Finance - Other Services -- 0.7%
        FCStone Group, Inc.+#........................  12,350     483,255
                                                               ----------
      Gambling (Non-Hotel) -- 0.4%
        Pinnacle Entertainment, Inc.+#...............  20,100     278,787
                                                               ----------
      Hotel/Motels -- 0.8%
        Gaylord Entertainment Co.+#..................  18,900     536,949
                                                               ----------
      Human Resources -- 4.1%
        On Assignment, Inc.+#........................ 135,766   1,132,288
        Resources Connection, Inc.#..................  72,199   1,516,901
                                                               ----------
                                                                2,649,189
                                                               ----------
      Instruments - Scientific -- 1.2%
        Varian, Inc.+#...............................  14,436     801,054
                                                               ----------
      Insurance Broker -- 0.6%
        eHealth, Inc.+...............................  16,285     405,985
                                                               ----------
      Insurance - Property/Casualty -- 2.5%
        First Mercury Financial Corp.+#..............  30,500     538,630
        Navigators Group, Inc.+#.....................   7,915     399,628
        Tower Group, Inc.#...........................  25,150     655,661
                                                               ----------
                                                                1,593,919
                                                               ----------
      Internet Application Software -- 0.8%
        DealerTrack Holdings, Inc.+#.................  25,663     539,950
                                                               ----------
      Internet Connectivity Services -- 0.4%
        Internap Network Services Corp.+#............  52,200     275,094
                                                               ----------
      Internet Content - Information/News -- 0.8%
        The Knot, Inc.+#.............................  44,395     515,426
                                                               ----------
      Internet Security -- 0.9%
        Secure Computing Corp.+#..................... 111,846     596,139
                                                               ----------

AIG Retirement Company I Small Cap Aggressive Growth Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                              Market Value
                   Security Description                Shares   (Note 2)
     ---------------------------------------------------------------------
     COMMON STOCK (continued)
     Leisure Products -- 1.5%
       WMS Industries, Inc.+#......................... 26,700  $  988,968
                                                               ----------
     Lighting Products & Systems -- 0.4%
       Universal Display Corp.+#...................... 18,097     275,255
                                                               ----------
     Machinery - Electrical -- 0.8%
       Regal - Beloit Corp.#.......................... 10,900     506,850
                                                               ----------
     Machinery - General Industrial -- 1.9%
       Gardner Denver, Inc.+.......................... 23,154   1,228,551
                                                               ----------
     Medical Instruments -- 3.6%
       Bruker BioSciences Corp.+#..................... 31,900     371,316
       ev3, Inc.+#.................................... 42,400     421,880
       SenoRx, Inc.+#................................. 37,222     269,860
       Spectranetics Corp.+#.......................... 55,059     600,143
       Symmetry Medical, Inc.+#....................... 44,851     664,243
                                                               ----------
                                                                2,327,442
                                                               ----------
     Medical Products -- 1.1%
       Mentor Corp.#..................................  9,200     289,892
       PSS World Medical, Inc.+#...................... 24,300     442,746
                                                               ----------
                                                                  732,638
                                                               ----------
     Medical - Biomedical/Gene -- 0.9%
       Applera Corp. -- Celera Group+#................ 27,766     357,626
       Exelixis, Inc.+#............................... 37,885     239,433
                                                               ----------
                                                                  597,059
                                                               ----------
     Medical - Drugs -- 2.6%
       Sciele Pharma, Inc.#........................... 75,742   1,659,507
                                                               ----------
     Metal Processors & Fabrication -- 0.9%
       Kaydon Corp.#..................................  9,700     592,767
                                                               ----------
     Networking Products -- 1.2%
       Ixia+#......................................... 97,533     789,042
                                                               ----------
     Office Furnishings - Original -- 0.8%
       Interface, Inc. Class A#....................... 34,700     491,352
                                                               ----------
     Oil Companies - Exploration & Production -- 2.7%
       Concho Resources, Inc.+#....................... 21,600     689,040
       Goodrich Petroleum Corp.+#..................... 14,400     613,440
       PetroHawk Energy Corp.+#....................... 14,700     431,886
                                                               ----------
                                                                1,734,366
                                                               ----------
     Printing - Commercial -- 3.5%
       VistaPrint, Ltd.+#............................. 72,679   2,276,306
                                                               ----------
     Recreational Vehicles -- 0.7%
       Polaris Industries, Inc.#......................  9,200     439,024
                                                               ----------
     Rental Auto/Equipment -- 0.7%
       RSC Holdings, Inc.+#........................... 36,800     433,504
                                                               ----------
     Research & Development -- 0.4%
       Senomyx, Inc.+#................................ 48,660     251,572
                                                               ----------
     Resorts/Theme Parks -- 1.7%
       Great Wolf Resorts, Inc.+#..................... 89,800     624,110
       Vail Resorts, Inc.+#........................... 10,000     497,900
                                                               ----------
                                                                1,122,010
                                                               ----------
     Retail - Restaurants -- 0.9%
       Jack in the Box, Inc.+......................... 14,800     363,636
       Texas Roadhouse, Inc., Class A+#............... 21,600     238,248
                                                               ----------
                                                                  601,884
                                                               ----------

                                                           Shares/
                                                          Principal   Market Value
                 Security Description                      Amount       (Note 2)

-----------------------------------------------------------------------------------
Semiconductor Components - Integrated Circuits -- 1.1%
  Power Integrations, Inc.+.............................      20,882  $    681,380
                                                                      ------------
Specified Purpose Acquisitions -- 0.5%
  Information Services Group Inc+#......................      71,400       347,718
                                                                      ------------
Telecom Services -- 2.1%
  Cbeyond, Inc.+#.......................................      26,100       484,155
  PAETEC Holding Corp.+#................................     103,000       910,520
                                                                      ------------
                                                                         1,394,675
                                                                      ------------
Theaters -- 1.8%
  Cinemark Holdings, Inc.#..............................      40,674       588,553
  National CineMedia, Inc.#.............................      29,500       587,050
                                                                      ------------
                                                                         1,175,603
                                                                      ------------
Transactional Software -- 3.4%
  Innerworkings, Inc.+#.................................      70,650       906,440
  Solera Holdings, Inc.+................................      44,456     1,212,315
  Synchronoss Technologies, Inc.+#......................       8,800       116,952
                                                                      ------------
                                                                         2,235,707
                                                                      ------------
Transport - Services -- 0.6%
  Hub Group, Inc., Class A+#............................      10,900       393,272
                                                                      ------------
Ultra Sound Imaging Systems -- 1.1%
  SonoSite, Inc.+.......................................      24,146       741,765
                                                                      ------------
Wire & Cable Products -- 0.4%
  Belden, Inc...........................................       6,800       284,852
                                                                      ------------
Wireless Equipment -- 0.8%
  Novatel Wireless, Inc.+#..............................      48,599       501,056
                                                                      ------------
Total Long-Term Investment Securities
   (cost $67,121,458)...................................                64,555,978
                                                                      ------------
SHORT-TERM INVESTMENT SECURITIES -- 26.0%
Collective Investment Pool -- 25.0%
  Securities Lending Quality Trust(1)...................  16,271,032    16,271,032
                                                                      ------------
Time Deposit -- 1.0%
  Euro Time Deposit with State Street Bank & Trust Co.
   0.50% due 06/02/08................................... $   648,000       648,000
                                                                      ------------
Total Short-Term Investment Securities
   (cost $16,919,032)...................................                16,919,032
                                                                      ------------
TOTAL INVESTMENTS
   (cost $84,040,490)(2)................................       125.3%   81,475,010
Liabilities in excess of other assets...................       (25.3)  (16,441,642)
                                                         -----------  ------------
NET ASSETS --                                                  100.0% $ 65,033,368
                                                         ===========  ============

--------
+     Non-income producing security
#     The security or a portion thereof is out on loan (See Note 2)
(1) The security is purchased with the cash collateral received from securities loaned (See Note 2).
(2)   See Note 5 for cost of investments on a tax basis.
ADR   American Depository Receipt

See Notes to Financial Statements

AIG Retirement Company I Small Cap Fund
PORTFOLIO PROFILE -- May 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

             Collective Investment Pool...................... 25.1%
             Banks -- Commercial.............................  6.5
             Oil Companies -- Exploration & Production.......  4.3
             Machinery -- General Industrial.................  2.5
             Medical -- Biomedical/Gene......................  2.1
             Real Estate Investment Trusts...................  2.1
             Retail -- Restaurants...........................  2.0
             Internet Application Software...................  1.9
             Transport -- Truck..............................  1.9
             Electronic Components -- Semiconductors.........  1.7
             Time Deposits...................................  1.7
             Oil Field Machinery & Equipment.................  1.6
             Telecommunication Equipment.....................  1.6
             Aerospace/Defense -- Equipment..................  1.6
             Diversified Manufacturing Operations............  1.5
             Commercial Services -- Finance..................  1.5
             Oil -- Field Services...........................  1.4
             Human Resources.................................  1.4
             Enterprise Software/Service.....................  1.4
             Medical Products................................  1.4
             Investment Management/Advisor Services..........  1.4
             Consumer Products -- Misc.......................  1.3
             Gas -- Distribution.............................  1.3
             Chemicals -- Specialty..........................  1.2
             Metal Processors & Fabrication..................  1.2
             Schools.........................................  1.2
             Telephone -- Integrated.........................  1.1
             Computer Software...............................  1.1
             Commerce........................................  1.1
             Insurance -- Property/Casualty..................  1.1
             Electric -- Integrated..........................  1.1
             Therapeutics....................................  1.1
             Semiconductor Components -- Integrated Circuits.  1.1
             Medical -- Drugs................................  1.0
             Semiconductor Equipment.........................  1.0
             Commercial Services.............................  1.0
             Distribution/Wholesale..........................  0.9
             Broadcast Services/Program......................  0.9
             Telecom Services................................  0.9
             Apparel Manufacturers...........................  0.9
             Savings & Loans/Thrifts.........................  0.9
             Electronic Components -- Misc...................  0.9
             Financial Guarantee Insurance...................  0.9
             Tools -- Hand Held..............................  0.9
             Medical -- Outpatient/Home Medical..............  0.8
             Cosmetics & Toiletries..........................  0.8
             Computers -- Integrated Systems.................  0.8
             Retail -- Apparel/Shoe..........................  0.8
             Chemicals -- Diversified........................  0.8
             Steel Pipe & Tube...............................  0.8
             Computer Services...............................  0.8
             Non -- Hazardous Waste Disposal.................  0.8
             Retail -- Discount..............................  0.8
             Food -- Canned..................................  0.8
             Quarrying.......................................  0.8
             Wire & Cable Products...........................  0.8
             Registered Investment Companies.................  0.7
             Retail -- Computer Equipment....................  0.7
             Building Products -- Cement.....................  0.7
             Food -- Baking..................................  0.7
             Diagnostic Kits.................................  0.7
             Building -- Maintance & Services................  0.7
             Chemicals -- Plastics...........................  0.7
             Food -- Retail..................................  0.6
             Instruments -- Scientific.......................  0.6
             Entertainment Software..........................  0.6
             Medical -- Nursing Homes........................  0.6
             Networking Products.............................  0.6
             Miscellaneous Manufacturing.....................  0.6

                 Electronic Measurement Instruments........ 0.5
                 Steel -- Producers........................ 0.5
                 Insurance Brokers......................... 0.5
                 Airlines.................................. 0.5
                 Applications Software..................... 0.5
                 Finance -- Investment Banker/Broker....... 0.5
                 Medical Instruments....................... 0.5
                 Hotels/Motels............................. 0.5
                 Aerospace/Defense......................... 0.5
                 Lasers -- System/Components............... 0.5
                 Retail -- Convenience Store............... 0.4
                 Water..................................... 0.3
                 Multimedia................................ 0.3
                 Auto/Truck Parts & Equipment -- Original.. 0.3
                 Retirement/Aged Care...................... 0.3
                 Alternative Waste Technology.............. 0.3
                 Physicians Practice Management............ 0.3
                 Internet Content -- Information/News...... 0.2
                 Coal...................................... 0.2
                 Machinery -- Electrical................... 0.2
                 Coffee.................................... 0.2
                 Retail -- Perfume & Cosmetics............. 0.2
                 Wireless Equipment........................ 0.2
                 Containers -- Metal/Glass................. 0.2
                 Decision Support Software................. 0.2
                 Medical -- HMO............................ 0.2
                 Auction Houses/Art Dealers................ 0.2
                 Building -- Residential/Commercial........ 0.2
                 Retail -- Sporting Goods.................. 0.2
                 Travel Services........................... 0.2
                 Internet Security......................... 0.2
                 Building & Construction Products -- Misc.. 0.2
                 Building Products -- Air & Heating........ 0.2
                 Electric -- Distribution.................. 0.2
                 E-Services/Consulting..................... 0.2
                 Food -- Misc.............................. 0.2
                 Medical -- Hospitals...................... 0.1
                 Seismic Data Collection................... 0.1
                 Textile -- Apparel........................ 0.1
                 E-Marketing/Info.......................... 0.1
                 Publishing -- Books....................... 0.1
                 Retail -- Mail Order...................... 0.1
                 Linen Supply & Related Items.............. 0.1
                 Machinery -- Pumps........................ 0.1
                 Pharmacy Services......................... 0.1
                 Research & Development.................... 0.1
                 E-Commerce/Services....................... 0.1
                 Rental Auto/Equipment..................... 0.1
                 Garden Products........................... 0.1
                 Computers -- Periphery Equipment.......... 0.1
                 Medical Sterilization Products............ 0.1
                 Electronic Security Devices............... 0.1
                 Audio/Video Products...................... 0.1
                 Transactional Software.................... 0.1
                 MRI/Medical Diagnostic Imaging............ 0.1
                 Respiratory Products...................... 0.1
                 Auto Repair Centers....................... 0.1
                 Energy -- Alternate Sources............... 0.1
                 Retail -- Drug Store...................... 0.1
                 Transport -- Services..................... 0.1
                 Racetracks................................ 0.1
                 Telecom Equipment -- Fiber Optics......... 0.1
                 Mining.................................... 0.1
                 Metal -- Iron............................. 0.1
                 Leisure Products.......................... 0.1
                 Communications Software................... 0.1
                 Power Converter/Supply Equipment.......... 0.1
                 Retail -- Jewelry......................... 0.1
                 Retail -- Leisure Products................ 0.1

AIG Retirement Company I Small Cap Fund
PORTFOLIO PROFILE -- May 31, 2008 (Unaudited) -- (continued)
--------------------------------------------------------------------------------

Industry Allocation* (continued)

                  Veterinary Products..................   0.1%
                  Computers............................   0.1
                  Textile -- Products..................   0.1
                  Computers -- Memory Devices..........   0.1
                  Machine Tools & Related Products.....   0.1
                  Building Products -- Wood............   0.1
                  Instruments -- Controls..............   0.1
                  Insurance -- Multi-line..............   0.1
                  Engineering/R&D Services.............   0.1
                  Finance -- Mortgage Loan/Banker......   0.1
                  Internet Financial Services..........   0.1
                  Advanced Materials...................   0.1
                  Resorts/Theme Parks..................   0.1
                  Diagnostic Equipment.................   0.1
                  Printing -- Commercial...............   0.1
                  Disposable Medical Products..........   0.1
                  Radio................................   0.1
                  Consulting Services..................   0.1
                  Machinery -- Material Handling.......   0.1
                  Real Estate Operations & Development.   0.1
                                                        -----
                                                        125.1%
                                                        =====

*  Calculated as a percentage of net assets

AIG Retirement Company I Small Cap Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008
--------------------------------------------------------------------------------


                                                              Market Value
                  Security Description                Shares    (Note 2)
     ---------------------------------------------------------------------
     COMMON STOCK -- 97.6%
     Advanced Materials -- 0.1%
       Core Molding Technologies, Inc.+(3)...........  35,700  $  262,395
                                                               ----------
     Aerospace/Defense -- 0.5%
       Aerovironment, Inc.+#.........................  47,424   1,260,530
       Teledyne Technologies, Inc.+..................   7,100     395,328
       TransDigm Group, Inc.+........................   3,400     148,240
                                                               ----------
                                                                1,804,098
                                                               ----------
     Aerospace/Defense - Equipment -- 1.6%
       AAR Corp.+#...................................  96,618   1,862,795
       Curtiss - Wright Corp.#.......................  63,681   3,280,208
       Ducommun, Inc.+...............................  12,700     402,209
       Moog, Inc., Class A+..........................  13,600     616,624
                                                               ----------
                                                                6,161,836
                                                               ----------
     Agricultural Chemicals -- 0.0%
       Intrepid Potash, Inc.+........................   1,700      83,572
                                                               ----------
     Airlines -- 0.5%
       AirTran Holdings, Inc.+#......................   1,600       4,800
       Allegiant Travel Co.+#........................  97,611   2,040,070
                                                               ----------
                                                                2,044,870
                                                               ----------
     Alternative Waste Technology -- 0.3%
       Darling International, Inc.+..................  61,900     997,209
                                                               ----------
     Apparel Manufacturers -- 0.9%
       G-III Apparel Group, Ltd.+....................  18,800     311,892
       Volcom, Inc.+#................................ 127,494   3,229,423
                                                               ----------
                                                                3,541,315
                                                               ----------
     Applications Software -- 0.5%
       American Reprographics Co.+#..................  18,900     345,681
       Bsquare Corp.+................................ 104,400     497,988
       PDF Solutions, Inc.+#.........................  19,700     111,108
       Progress Software Corp.+......................  11,667     363,310
       Quest Software, Inc.+.........................  21,100     358,911
       Red Hat, Inc.+#...............................  11,000     267,960
                                                               ----------
                                                                1,944,958
                                                               ----------
     Athletic Equipment -- 0.0%
       Cybex International, Inc.+....................  37,100     153,965
                                                               ----------
     Auction House/Art Dealer -- 0.2%
       Ritchie Bros. Auctioneers, Inc................  26,400     727,848
                                                               ----------
     Audio/Video Products -- 0.1%
       DTS, Inc.+#...................................  11,800     395,300
                                                               ----------
     Auto Repair Center -- 0.1%
       Monro Muffler Brake, Inc......................  19,950     369,674
                                                               ----------
     Auto/Truck Parts & Equipment - Original -- 0.3%
       Fuel Systems Solutions, Inc.+.................  14,900     415,412
       Spartan Motors, Inc...........................  27,675     249,905
       Strattec Security Corp........................   4,400     165,880
       TRW Automotive Holdings Corp.+................   9,000     224,550
                                                               ----------
                                                                1,055,747
                                                               ----------
     Banks - Commercial -- 6.5%
       Bancfirst Corp.#..............................  32,702   1,420,248
       Bancorp Rhode Island, Inc.....................   9,000     299,160
       Beverly Hills Bancorp, Inc....................  40,400     101,000
       Camden National Corp..........................   6,300     192,528
       Cardinal Financial Corp.......................  23,000     197,570
       Cascade Bancorp#..............................  13,725     120,368
       Cass Information Systems, Inc.................   9,790     311,028
       Center Bancorp, Inc...........................  16,170     156,364
       Citizens Republic Bancorp.#...................  28,600     158,444

                                                               Market Value
                   Security Description                Shares    (Note 2)

     ----------------------------------------------------------------------
     Banks - Commercial (continued)
       Commerce Bancshares, Inc.#.....................  45,000 $ 1,976,400
       Community Trust Bancorp, Inc.#.................  69,248   2,121,759
       Financial Institutions, Inc....................  10,500     193,305
       First Bancorp..................................  12,600     211,806
       First Community Bancshares, Inc................  10,800     367,092
       First Financial Bankshares, Inc.#..............  40,150   1,838,870
       First Regional Bancorp+........................  10,600     113,102
       First South Bancorp, Inc.......................  12,300     236,898
       Glacier Bancorp, Inc.#......................... 159,413   3,306,226
       Oriental Financial Group, Inc..................  32,600     593,320
       Peoples Bancorp, Inc...........................  10,300     244,007
       Pinnacle Financial Partners, Inc.+#............  14,300     384,527
       Preferred Bank Los Angeles California#.........   4,400      39,248
       Prosperity Bancshares, Inc.#...................  15,300     488,682
       Provident Bankshares Corp.#....................  18,200     173,992
       Sandy Spring Bancorp, Inc.#....................   2,400      63,552
       SCBT Financial Corp............................   7,035     234,265
       Seacoast Banking Corp. of Florida..............  28,100     302,075
       Sierra Bancorp.................................  12,200     268,766
       Signature Bank+#...............................  77,717   2,218,043
       Smithtown Bancorp, Inc.........................  12,540     258,449
       Southside Bancshares, Inc......................  10,584     231,684
       State Bancorp, Inc.............................  14,400     200,880
       Sterling Bancorp...............................  27,100     397,557
       Sterling Bancshares, Inc.#..................... 271,910   2,778,920
       Suffolk Bancorp................................  10,400     350,064
       Tennessee Commerce Bancorp, Inc.+..............  10,400     162,864
       Texas Capital Bancshares, Inc.+#...............   9,000     163,080
       United Security Bancshares.....................  16,500     246,015
       Univest Corp. of Pennsylvania..................  15,700     385,592
       Valley National Bancorp#.......................  23,055     405,999
       Washington Trust Bancorp, Inc..................  12,900     305,343
       West Bancorp., Inc.............................  19,400     232,800
       Westamerica Bancorp.#..........................  13,800     765,900
       Western Alliance Bancorp.+#....................   9,800     103,782
                                                               -----------
                                                                25,321,574
                                                               -----------
     Broadcast Services/Program -- 0.9%
       DG Fastchannel, Inc.+..........................  23,700     465,468
       World Wrestling Entertainment, Inc.#........... 193,136   3,215,714
                                                               -----------
                                                                 3,681,182
                                                               -----------
     Building & Construction Products - Misc. -- 0.2%
       Builders FirstSource, Inc.+#...................  12,200      89,304
       Gibraltar Industries, Inc......................   9,450     152,429
       Interline Brands, Inc.+........................  15,700     280,402
       Simpson Manufacturing Co., Inc.#...............   4,900     129,262
                                                               -----------
                                                                   651,397
                                                               -----------
     Building & Construction - Misc. -- 0.0%
       Insituform Technologies, Inc., Class A+#.......   8,300     153,052
                                                               -----------
     Building Products - Air & Heating -- 0.2%
       Aaon, Inc......................................  18,900     397,278
       KSW, Inc.+.....................................  51,660     250,551
                                                               -----------
                                                                   647,829
                                                               -----------
     Building Products - Cement -- 0.7%
       Texas Industries, Inc.#........................  38,728   2,823,271
                                                               -----------
     Building Products - Wood -- 0.1%
       Universal Forest Products, Inc.#...............   9,100     308,763
                                                               -----------
     Building - Maintance & Services -- 0.7%
       ABM Industries, Inc.#.......................... 118,072   2,577,512
                                                               -----------

AIG Retirement Company I Small Cap Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                                Market Value
                   Security Description                 Shares    (Note 2)
    ------------------------------------------------------------------------
    COMMON STOCK (continued)
    Building - MobileHome/Manufactured Housing -- 0.0%
      Skyline Corp.....................................   6,500  $  173,680
                                                                 ----------
    Building - Residential/Commercial -- 0.2%
      Amrep Corp.......................................   8,000     400,080
      Meritage Homes Corp.+#...........................  15,000     259,500
      Standard - Pacific Corp.#........................  20,300      63,742
                                                                 ----------
                                                                    723,322
                                                                 ----------
    Casino Services -- 0.0%
      Progressive Gaming International Corp.+..........  65,800      95,410
                                                                 ----------
    Cellular Telecom -- 0.0%
      Virgin Mobile USA, Inc.+#........................  17,000      60,860
                                                                 ----------
    Chemicals - Diversified -- 0.8%
      FMC Corp.........................................  42,077   3,112,856
                                                                 ----------
    Chemicals - Plastics -- 0.7%
      A. Schulman, Inc.#............................... 104,796   2,367,342
      Landec Corp.+....................................  23,100     185,031
                                                                 ----------
                                                                  2,552,373
                                                                 ----------
    Chemicals - Specialty -- 1.2%
      Arch Chemicals, Inc..............................  16,900     642,707
      H.B. Fuller Co.#................................. 107,166   2,665,218
      Penford Corp.....................................  11,900     259,301
      Quaker Chemical Corp.............................  13,400     428,398
      Zep, Inc.#.......................................  51,978     853,479
                                                                 ----------
                                                                  4,849,103
                                                                 ----------
    Coal -- 0.2%
      Foundation Coal Holdings, Inc....................   8,200     547,186
      International Coal Group, Inc.+#.................  23,100     232,617
      Westmoreland Coal Co.+#..........................   7,100     131,137
                                                                 ----------
                                                                    910,940
                                                                 ----------
    Coffee -- 0.2%
      Green Mountain Coffee Roasters, Inc.+............  20,400     880,464
                                                                 ----------
    Commerce -- 1.1%
      Ariba, Inc.+#.................................... 289,649   4,298,391
                                                                 ----------
    Commercial Services -- 1.0%
      HMS Holdings Corp.+..............................   7,800     157,794
      Quanta Services, Inc.+#..........................  10,517     336,965
      Team, Inc.+#..................................... 102,775   3,292,911
                                                                 ----------
                                                                  3,787,670
                                                                 ----------
    Commercial Services - Finance -- 1.5%
      Bankrate, Inc.+#.................................   8,300     419,150
      Euronet Worldwide, Inc.+#........................  91,910   1,797,759
      Global Payments, Inc.............................  16,400     774,408
      Heartland Payment Systems, Inc.#.................   7,300     188,413
      PRG - Schultz International, Inc.+...............  22,500     229,725
      Wright Express Corp.+............................  75,955   2,429,041
                                                                 ----------
                                                                  5,838,496
                                                                 ----------
    Communications Software -- 0.1%
      Captaris, Inc.+..................................  42,200     183,992
      Digi International, Inc.+........................  17,400     156,948
                                                                 ----------
                                                                    340,940
                                                                 ----------
    Computer Services -- 0.8%
      3PAR, Inc.+......................................   2,200      18,722
      CACI International, Inc., Class A+#..............  51,382   2,618,941
      Furmanite Corp.+.................................  46,900     425,383
                                                                 ----------
                                                                  3,063,046
                                                                 ----------

                                                                Market Value
                  Security Description                  Shares    (Note 2)

   -------------------------------------------------------------------------
   Computer Software -- 1.1%
     Blackbaud, Inc.#.................................. 105,830  $2,503,938
     Double - Take Software, Inc.+..................... 140,306   1,829,590
                                                                 ----------
                                                                  4,333,528
                                                                 ----------
   Computers -- 0.1%
     Palm, Inc.#.......................................  55,200     334,512
                                                                 ----------
   Computers - Integrated Systems -- 0.8%
     3D Systems Corp.+#................................  11,700     107,172
     Adept Technology, Inc.+...........................  23,000     192,970
     Agilysys, Inc.#................................... 129,200   1,348,848
     Catapult Communications Corp.+#...................   8,100      59,697
     Integral Systems, Inc.............................   6,406     253,614
     Jack Henry & Associates, Inc......................  39,900     949,620
     NetScout Systems, Inc.+...........................  31,500     400,365
                                                                 ----------
                                                                  3,312,286
                                                                 ----------
   Computers - Memory Devices -- 0.1%
     Xyratex, Ltd.+....................................  16,600     331,170
                                                                 ----------
   Computers - Periphery Equipment -- 0.1%
     Immersion Corp.+..................................  25,000     214,250
     Synaptics, Inc.+#.................................   4,700     201,019
                                                                 ----------
                                                                    415,269
                                                                 ----------
   Consulting Services -- 0.1%
     Diamond Management & Technology Consultants, Inc..  38,100     201,930
                                                                 ----------
   Consumer Products - Misc. -- 1.3%
     American Greetings Corp., Class A.................   6,500     121,290
     Fossil, Inc.+#....................................  56,582   1,794,215
     Jarden Corp.+.....................................  10,000     187,500
     Russ Berrie & Co., Inc.+..........................  16,600     200,694
     Tupperware Brands Corp............................  73,930   2,831,519
                                                                 ----------
                                                                  5,135,218
                                                                 ----------
   Containers - Metal/Glass -- 0.2%
     BWAY Holding Co.+.................................  86,945     856,408
                                                                 ----------
   Containers - Paper/Plastic -- 0.0%
     Chesapeake Corp.+#................................  10,000      34,500
                                                                 ----------
   Cosmetics & Toiletries -- 0.8%
     Alberto - Culver Co.#............................. 125,589   3,319,317
                                                                 ----------
   Decision Support Software -- 0.2%
     DemandTec, Inc.+..................................   8,700      76,386
     Interactive Intelligence, Inc.+...................  21,900     285,357
     SPSS, Inc.+.......................................   6,900     271,653
     Wind River Systems, Inc.+.........................  18,100     195,842
                                                                 ----------
                                                                    829,238
                                                                 ----------
   Diagnostic Equipment -- 0.1%
     Immucor, Inc.+....................................   9,200     246,836
                                                                 ----------
   Diagnostic Kits -- 0.7%
     Quidel Corp.+#.................................... 154,899   2,644,126
                                                                 ----------
   Disposable Medical Products -- 0.1%
     Rochester Medical Corp.+..........................  18,200     226,954
                                                                 ----------
   Distribution/Wholesale -- 0.9%
     Navarre Corp.+....................................  62,000     109,740
     Owens & Minor, Inc.#..............................  71,634   3,401,182
     Pool Corp.#.......................................   9,911     204,266
                                                                 ----------
                                                                  3,715,188
                                                                 ----------
   Diversified Manufacturing Operations -- 1.5%
     A.O. Smith Corp.#.................................  23,100     835,065
     Actuant Corp., Class A#...........................  28,800   1,051,488
     Acuity Brands, Inc................................  12,200     649,650

AIG Retirement Company I Small Cap Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                               Market Value
                   Security Description                Shares    (Note 2)
     ----------------------------------------------------------------------
     COMMON STOCK (continued)
     Diversified Manufacturing Operations (continued)
       ESCO Technologies, Inc.+#......................  19,200  $  988,992
       GenTek, Inc.+..................................   9,100     266,721
       Harsco Corp....................................   7,600     481,232
       Koppers Holdings, Inc..........................  11,300     487,934
       Leggett & Platt, Inc...........................   1,500      28,650
       LSB Industries, Inc.+..........................  20,800     379,392
       Matthews International Corp., Class A..........  14,200     676,062
                                                                ----------
                                                                 5,845,186
                                                                ----------
     Drug Delivery Systems -- 0.0%
       Alkermes, Inc.+................................  13,200     167,244
                                                                ----------
     E - Commerce/Products -- 0.0%
       drugstore.com, Inc.+...........................  38,237      82,974
                                                                ----------
     E - Commerce/Services -- 0.1%
       Napster, Inc.+.................................  57,500      89,125
       priceline.com, Inc.+#..........................   2,700     363,231
                                                                ----------
                                                                   452,356
                                                                ----------
     E - Marketing/Info -- 0.1%
       comScore, Inc.+................................   1,400      34,300
       Digital River, Inc.+#..........................  12,200     488,732
                                                                ----------
                                                                   523,032
                                                                ----------
     E - Services/Consulting -- 0.2%
       Keynote Systems, Inc.+.........................  24,600     332,100
       RightNow Technologies, Inc.+#..................  18,500     274,910
                                                                ----------
                                                                   607,010
                                                                ----------
     Electric - Distribution -- 0.2%
       EnerNOC, Inc.+#................................  42,838     636,144
                                                                ----------
     Electric - Integrated -- 1.1%
       Avista Corp.#..................................  66,320   1,407,974
       Black Hills Corp...............................   5,500     193,820
       Central Vermont Public Service Corp............  10,300     209,502
       Cleco Corp.....................................  11,400     284,772
       El Paso Electric Co.+..........................  12,100     261,481
       OGE Energy Corp................................  15,900     533,445
       Pike Electric Corp.+#..........................   6,200      96,658
       PNM Resources, Inc.#...........................  24,400     362,340
       The Empire District Electric Co.#..............  14,300     295,724
       Unisource Energy Corp..........................  16,900     573,079
                                                                ----------
                                                                 4,218,795
                                                                ----------
     Electronic Components - Misc. -- 0.9%
       Methode Electronics, Inc....................... 188,342   2,154,633
       OSI Systems, Inc.+.............................  53,225   1,341,802
                                                                ----------
                                                                 3,496,435
                                                                ----------
     Electronic Components - Semiconductors -- 1.7%
       Advanced Analogic Technologies, Inc.+..........  15,400     107,492
       Ceva, Inc.+....................................  28,400     237,708
       Conexant Systems, Inc.+#....................... 227,600     104,696
       Diodes, Inc.+#.................................  22,350     630,940
       DSP Group, Inc.+#.............................. 157,928   1,317,119
       Kopin Corp.+...................................   4,620      13,999
       Leadis Technology, Inc.+.......................  56,800      94,856
       Microtune, Inc.+...............................  51,100     213,598
       ON Semiconductor Corp.+#.......................   3,600      35,604
       Pixelworks, Inc.+..............................  71,686      52,331
       Semtech Corp.+................................. 195,298   3,421,621
       Silicon Laboratories, Inc.+....................  13,900     512,215
       Virage Logic Corp.+............................   5,700      37,734
       Zarlink Semiconductor, Inc.+...................  52,100      45,848
                                                                ----------
                                                                 6,825,761
                                                                ----------

                                                            Market Value
                   Security Description             Shares    (Note 2)

        ----------------------------------------------------------------
        Electronic Measurement Instruments -- 0.5%
          Analogic Corp............................   4,000  $  268,080
          Axsys Technologies, Inc.+................  14,600     863,736
          CyberOptics Corp.+.......................  18,900     169,344
          Measurement Specialties, Inc.+...........   8,700     169,476
          National Instruments Corp................   7,000     222,320
          Orbotech, Ltd.+..........................  13,400     229,542
          Zygo Corp.+..............................  18,100     216,657
                                                             ----------
                                                              2,139,155
                                                             ----------
        Electronic Security Devices -- 0.1%
          American Science and Engineering, Inc.#..   5,900     302,198
          Vicon Industries, Inc.+..................  21,026     100,925
                                                             ----------
                                                                403,123
                                                             ----------
        Energy - Alternate Sources -- 0.1%
          Plug Power, Inc.+........................ 116,900     367,066
                                                             ----------
        Engineering/R&D Services -- 0.1%
          Michael Baker Corp.+.....................  13,000     292,110
                                                             ----------
        Enterprise Software/Service -- 1.4%
          American Software, Inc., Class A.........  37,400     244,596
          Omnicell, Inc.+#......................... 152,228   2,021,588
          Open Text Corp.+#........................  78,870   2,832,222
          PROS Holdings, Inc.+.....................   5,200      60,632
          Salary.Com, Inc.+........................   7,500      33,750
          SYNNEX Corp.+#...........................   5,500     136,675
                                                             ----------
                                                              5,329,463
                                                             ----------
        Entertainment Software -- 0.6%
          Glu Mobile, Inc.+#.......................   3,000      14,790
          THQ, Inc.+#.............................. 109,847   2,356,218
                                                             ----------
                                                              2,371,008
                                                             ----------
        Filtration/Separation Products -- 0.0%
          CLARCOR, Inc.............................     200       8,684
                                                             ----------
        Finance - Auto Loans -- 0.0%
          Consumer Portfolio Services+.............  47,000     133,950
                                                             ----------
        Finance - Consumer Loans -- 0.0%
          Encore Capital Group, Inc.+..............     400       4,228
                                                             ----------
        Finance - Investment Banker/Broker -- 0.5%
          KBW, Inc.+...............................  52,008   1,280,437
          Penson Worldwide, Inc.+#.................  17,600     235,840
          Piper Jaffray Cos., Inc.+................  10,500     399,000
                                                             ----------
                                                              1,915,277
                                                             ----------
        Finance - Mortgage Loan/Banker -- 0.1%
          Federal Agricultural Mtg. Corp., Class C.   9,600     278,016
                                                             ----------
        Finance - Other Services -- 0.0%
          MarketAxess Holdings, Inc.+#.............  12,800     100,096
                                                             ----------
        Financial Guarantee Insurance -- 0.9%
          Assured Guaranty, Ltd.#.................. 146,924   3,393,944
                                                             ----------
        Food - Baking -- 0.7%
          Flowers Foods, Inc.#.....................  96,200   2,706,106
                                                             ----------
        Food - Canned -- 0.8%
          Seneca Foods Corp., Class A+.............   5,800     121,220
          Seneca Foods Corp., Class B+.............   2,700      58,023
          Treehouse Foods, Inc.+#.................. 108,351   2,831,212
                                                             ----------
                                                              3,010,455
                                                             ----------
        Food - Misc. -- 0.2%
          M&F Worldwide Corp.+.....................  16,700     597,693
                                                             ----------

AIG Retirement Company I Small Cap Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                         Market Value
                  Security Description           Shares    (Note 2)
          -----------------------------------------------------------
          COMMON STOCK (continued)
          Food - Retail -- 0.6%
            Ruddick Corp........................  64,470  $2,290,619
            Village Super Market, Class A.......   5,400     252,990
                                                          ----------
                                                           2,543,609
                                                          ----------
          Garden Products -- 0.1%
            Toro Co.#...........................  10,800     422,064
                                                          ----------
          Gas - Distribution -- 1.3%
            Energen Corp........................  51,807   3,882,935
            EnergySouth, Inc....................   7,400     401,080
            Southwest Gas Corp..................  19,500     608,010
                                                          ----------
                                                           4,892,025
                                                          ----------
          Hazardous Waste Disposal -- 0.0%
            Energy Solutions, Inc...............   6,700     170,180
                                                          ----------
          Heart Monitors -- 0.0%
            Arrhythmia Research Technology+.....  13,800      79,488
                                                          ----------
          Home Furnishings -- 0.0%
            American Woodmark Corp.#............   4,900     110,397
                                                          ----------
          Hotels/Motels -- 0.5%
            Interstate Hotels & Resorts, Inc.+..  23,800      84,014
            Red Lion Hotels Corp.+.............. 198,400   1,722,112
                                                          ----------
                                                           1,806,126
                                                          ----------
          Human Resources -- 1.4%
            Cross Country Healthcare, Inc.+#.... 154,599   2,391,646
            Kforce, Inc.+....................... 230,715   2,134,114
            MPS Group, Inc.+....................  34,500     396,060
            On Assignment, Inc.+................  26,200     218,508
            Resources Connection, Inc...........  17,600     369,776
                                                          ----------
                                                           5,510,104
                                                          ----------
          Industrial Automated/Robotic -- 0.0%
            Intermec, Inc.+.....................   7,000     158,200
                                                          ----------
          Instruments - Controls -- 0.1%
            Woodward Governor Co................   7,500     302,025
                                                          ----------
          Instruments - Scientific -- 0.6%
            Dionex Corp.+#......................  28,046   2,045,114
            FEI Co.+#...........................  18,100     424,264
                                                          ----------
                                                           2,469,378
                                                          ----------
          Insurance Brokers -- 0.5%
            eHealth, Inc.+......................   2,800      69,804
            Hilb Rogal and Hobbs Co.#...........  65,339   2,022,895
                                                          ----------
                                                           2,092,699
                                                          ----------
          Insurance - Multi - line -- 0.1%
            Citizens, Inc.+.....................  44,200     292,604
                                                          ----------
          Insurance - Property/Casualty -- 1.1%
            FPIC Insurance Group, Inc.+#........  50,661   2,305,582
            Hallmark Financial Services+........   3,928      49,886
            Infinity Property & Casualty Corp...  13,900     560,448
            Markel Corp.+.......................   1,500     606,975
            Meadowbrook Insurance Group, Inc....  22,200     152,514
            Mercer Insurance Group Inc..........   9,700     173,145
            SeaBright Insurance Holdings, Inc.+.   8,500     130,220
            Selective Insurance Group, Inc......  11,800     258,184
                                                          ----------
                                                           4,236,954
                                                          ----------
          Internet Application Software -- 1.9%
            CyberSource Corp.+#................. 166,876   3,239,063
            DealerTrack Holdings, Inc.+#........  55,952   1,177,230

                                                              Market Value
                   Security Description               Shares    (Note 2)

      --------------------------------------------------------------------
      Internet Application Software (continued)
        eResearch Technology, Inc.+#................. 200,045  $3,198,720
                                                               ----------
                                                                7,615,013
                                                               ----------
      Internet Connectivity Services -- 0.0%
        Cogent Communications Group, Inc.+#..........  11,200     184,240
                                                               ----------
      Internet Content - Information/News -- 0.2%
        ADAM, Inc.+..................................  36,200     259,735
        CNET Networks, Inc.+.........................  29,600     338,920
        The Knot, Inc.+#.............................  13,900     161,379
        TheStreet.com, Inc...........................  23,900     184,508
                                                               ----------
                                                                  944,542
                                                               ----------
      Internet Financial Services -- 0.1%
        Online Resources Corp.+......................  28,600     277,420
                                                               ----------
      Internet Infrastructure Equipment -- 0.0%
        Network Engines, Inc.+....................... 128,600     163,322
                                                               ----------
      Internet Infrastructure Software -- 0.0%
        TeleCommunication Systems, Inc., Class A+....  22,425     118,180
                                                               ----------
      Internet Security -- 0.2%
        Actividentity Corp.+.........................  59,000     167,560
        Blue Coat Systems, Inc.+#....................  11,300     204,756
        Sourcefire, Inc.+#...........................  15,400     117,656
        Zix Corp.+...................................  68,000     175,440
                                                               ----------
                                                                  665,412
                                                               ----------
      Investment Management/Advisor Services -- 1.4%
        Affiliated Managers Group, Inc.+#............  30,171   3,092,528
        GAMCO Investors, Inc., Class A#..............  35,527   1,886,128
        U.S. Global Investors, Inc., Class A.........  20,200     305,020
                                                               ----------
                                                                5,283,676
                                                               ----------
      Lasers - System/Components -- 0.5%
        Cymer, Inc.+#................................  16,800     519,456
        Newport Corp.+...............................  10,500     140,490
        Rofin - Sinar Technologies, Inc.+............  31,577   1,117,510
                                                               ----------
                                                                1,777,456
                                                               ----------
      Leisure Products -- 0.1%
        Brunswick Corp.#.............................  13,700     187,690
        GameTech International, Inc.+................  30,200     157,644
                                                               ----------
                                                                  345,334
                                                               ----------
      Linen Supply & Related Items -- 0.1%
        Angelica Corp.#..............................   8,500     184,535
        G&K Services, Inc., Class A#.................   8,500     297,415
                                                               ----------
                                                                  481,950
                                                               ----------
      Machine Tools & Related Products -- 0.1%
        K - Tron International, Inc.+................   2,400     328,272
                                                               ----------
      Machinery - Electrical -- 0.2%
        Baldor Electric Co.#.........................  25,100     883,520
                                                               ----------
      Machinery - General Industrial -- 2.5%
        Applied Industrial Technologies, Inc.#.......  28,200     777,474
        Chart Industries, Inc.+......................  92,830   3,888,649
        Hirsch International Corp., Class A+.........  75,700     116,578
        IDEX Corp....................................  14,500     563,180
        Kadant, Inc.+................................ 136,819   3,657,172
        Middleby Corp.+#.............................   5,600     319,704
        Robbins & Myers, Inc.........................   1,400      56,686
        Tennant Co.#.................................   3,500     123,095
        Twin Disc, Inc...............................  15,200     288,800
                                                               ----------
                                                                9,791,338
                                                               ----------

AIG Retirement Company I Small Cap Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                           Market Value
                   Security Description            Shares    (Note 2)
         --------------------------------------------------------------
         COMMON STOCK (continued)
         Machinery - Material Handling -- 0.1%
           Cascade Corp.#.........................   4,000  $  201,440
                                                            ----------
         Machinery - Pumps -- 0.1%
           Graco, Inc.#...........................  11,600     468,872
                                                            ----------
         Medical Imaging Systems -- 0.0%
           Vital Images, Inc.+#...................   8,500     131,325
                                                            ----------
         Medical Instruments -- 0.5%
           AngioDynamics, Inc.+...................   6,600     102,234
           Bovie Medical Corp.+...................  32,900     255,962
           Edwards Lifesciences Corp.+............   7,800     450,138
           Micrus Endovascular Corp.+#............   6,400      72,384
           Natus Medical, Inc.+...................  18,100     390,236
           NuVasive, Inc.+........................   2,400     101,592
           OrthoLogic Corp.+...................... 192,300     198,069
           Stereotaxis, Inc.+#....................  10,200      53,754
           Synergetics USA, Inc.+.................  31,361      62,095
           Vascular Solutions, Inc.+..............  29,900     192,855
                                                            ----------
                                                             1,879,319
                                                            ----------
         Medical Products -- 1.4%
           Cantel Medical Corp.+..................  21,600     231,120
           Haemonetics Corp.+.....................  56,123   3,163,092
           Hanger Orthopedic Group, Inc.+.........  26,100     339,300
           Henry Schein, Inc.+....................   1,800     100,296
           NMT Medical, Inc.+.....................  16,200      77,598
           NxStage Medical, Inc.+#................  12,700      61,595
           Osteotech, Inc.+.......................  46,600     285,192
           Span - America Medical Systems, Inc....  12,500     150,250
           TomoTherapy, Inc.+#....................   9,800      87,318
           VNUS Medical Technologies, Inc.+.......  23,800     417,690
           Wright Medical Group, Inc.+............  13,300     394,877
                                                            ----------
                                                             5,308,328
                                                            ----------
         Medical Sterilization Products -- 0.1%
           STERIS Corp............................  13,600     411,400
                                                            ----------
         Medical - Biomedical/Gene -- 2.1%
           Alexion Pharmaceuticals, Inc.+.........   5,200     371,020
           Bio - Rad Laboratories, Inc., Class A+.  25,954   2,322,364
           CombiMatrix Corp.+.....................  20,300     193,662
           CryoLife, Inc.+........................  34,400     398,352
           deCODE genetics, Inc.+#................  15,700      18,212
           Exelixis, Inc.+#.......................  17,200     108,704
           Harvard Bioscience, Inc.+..............  61,600     295,680
           Immunogen, Inc.+.......................  63,900     290,745
           Incyte Corp.+#.........................  27,800     269,938
           Integra LifeSciences Holdings Corp.+#..  12,400     521,048
           InterMune, Inc.+#......................  69,307     977,229
           Martek Biosciences Corp.+..............   9,800     370,048
           Maxygen, Inc.+#........................   7,700      45,353
           Myriad Genetics, Inc.+#................  11,100     537,462
           Regeneron Pharmaceuticals, Inc.+.......   4,800      95,520
           Seattle Genetics, Inc.+#...............  57,900     541,365
           Third Wave Technologies, Inc.+.........  46,000     488,060
           Vertex Pharmaceuticals, Inc.+..........   9,311     266,574
           Vical, Inc.+...........................  48,985     156,262
                                                            ----------
                                                             8,267,598
                                                            ----------
         Medical - Drugs -- 1.0%
           Acadia Pharmaceuticals, Inc.+#.........   8,600      75,680
           Cephalon, Inc.+#.......................   5,300     358,863
           Cubist Pharmaceuticals, Inc.+#.........  13,200     251,592
           Indevus Pharmaceuticals, Inc.+.........  41,900     188,131
           MAP Pharmaceuticals, Inc.+.............   1,800      24,930
           Medicis Pharmaceutical Corp., Class A..  14,100     335,298
           Pharmasset, Inc.+#.....................   7,300     132,130

                                                               Market Value
                   Security Description                Shares    (Note 2)

     ----------------------------------------------------------------------
     Medical - Drugs (continued)
       Rigel Pharmaceuticals, Inc.+#..................  26,300  $  613,842
       ViroPharma, Inc.+#............................. 180,614   1,732,088
       XenoPort, Inc.+................................   8,300     359,224
                                                                ----------
                                                                 4,071,778
                                                                ----------
     Medical - HMO -- 0.2%
       AMERIGROUP Corp.+..............................  12,500     345,125
       Centene Corp.+.................................  18,400     388,424
                                                                ----------
                                                                   733,549
                                                                ----------
     Medical - Hospitals -- 0.1%
       LifePoint Hospitals, Inc.+.....................  18,100     579,019
                                                                ----------
     Medical - Nursing Homes -- 0.6%
       Advocat, Inc.+.................................  13,000     156,520
       Skilled Healthcare Group, Inc. Class A+#....... 160,975   2,166,723
                                                                ----------
                                                                 2,323,243
                                                                ----------
     Medical - Outpatient/Home Medical -- 0.8%
       Gentiva Health Services, Inc.+#................ 165,130   3,325,718
                                                                ----------
     Metal Processors & Fabrication -- 1.2%
       Ampco - Pittsburgh Corp........................   8,100     377,946
       Haynes International, Inc.+#...................   7,800     532,974
       LB Foster Co., Class A+........................  22,800     780,444
       RBC Bearings, Inc.+............................  80,264   3,024,348
                                                                ----------
                                                                 4,715,712
                                                                ----------
     Metal - Iron -- 0.1%
       Mesabi Trust...................................  13,000     346,060
                                                                ----------
     Mining -- 0.1%
       Allied Nevada Gold Corp.+......................  19,293     119,231
       Lihir Gold, Ltd.+..............................  52,100     148,395
       Vista Gold Corp.+..............................  24,300      78,975
                                                                ----------
                                                                   346,601
                                                                ----------
     Miscellaneous Manufacturing -- 0.6%
       AptarGroup, Inc................................  50,109   2,240,874
                                                                ----------
     MRI/Medical Diagnostic Imaging -- 0.1%
       Nighthawk Radiology Holdings, Inc.+#...........  14,100     107,583
       RadNet, Inc.+..................................  42,600     277,752
                                                                ----------
                                                                   385,335
                                                                ----------
     Multimedia -- 0.3%
       FactSet Research Systems, Inc.#................  13,800     892,998
       Meredith Corp.#................................   5,600     183,736
       WPT Enterprises, Inc.+.........................  55,500      63,825
                                                                ----------
                                                                 1,140,559
                                                                ----------
     Networking Products -- 0.6%
       Acme Packet, Inc.+#............................   3,300      29,733
       Atheros Communications, Inc.+#.................   7,300     243,966
       BigBand Networks, Inc.+#.......................   7,000      37,100
       Foundry Networks, Inc.+........................   5,800      78,880
       Ixia+..........................................  15,300     123,777
       Parkervision, Inc.+............................  25,300     282,348
       Soapstone Networks , Inc.+.....................  28,700     152,971
       Starent Networks Corp.+#.......................  77,428   1,355,764
                                                                ----------
                                                                 2,304,539
                                                                ----------
     Non - Hazardous Waste Disposal -- 0.8%
       Waste Connections, Inc.+.......................  93,066   3,055,357
                                                                ----------
     Oil Companies - Exploration & Production -- 4.3%
       American Oil And Gas, Inc.+....................  56,800     211,864
       Barnwell Industries, Inc.......................  13,200     184,140
       Bill Barrett Corp.+............................  18,800   1,012,004

AIG Retirement Company I Small Cap Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                                 Market Value
                   Security Description                  Shares    (Note 2)
   --------------------------------------------------------------------------
   COMMON STOCK (continued)
   Oil Companies - Exploration & Production (continued)
     Brigham Exploration Co.+...........................  50,600 $   737,242
     Clayton Williams Energy, Inc.+.....................  12,400   1,168,948
     Comstock Resources, Inc.+..........................  45,588   2,614,472
     Concho Resources, Inc.+............................  11,600     370,040
     FieldPoint Petroleum Corp.+........................  86,200     387,900
     Forest Oil Corp.+..................................  20,700   1,381,725
     GeoMet, Inc.+#.....................................  25,000     206,000
     Mariner Energy, Inc.+#.............................  23,731     776,003
     Parallel Petroleum Corp.+.......................... 142,374   2,991,278
     Penn Virginia Corp.................................  72,453   4,565,988
     TransGlobe Energy Corp.+...........................  52,300     265,684
                                                                 -----------
                                                                  16,873,288
                                                                 -----------
   Oil Field Machinery & Equipment -- 1.6%
     Bolt Technology Corp.+.............................  28,200     569,922
     Complete Production Services, Inc.+#............... 104,616   2,998,294
     NATCO Group, Inc., Class A+#.......................  59,706   2,822,303
                                                                 -----------
                                                                   6,390,519
                                                                 -----------
   Oil Refining & Marketing -- 0.0%
     Holly Corp.........................................   1,100      46,695
                                                                 -----------
   Oil - Field Services -- 1.4%
     Key Energy Services, Inc.+.........................   3,300      56,958
     Matrix Service Co.+................................  18,900     455,679
     Oceaneering International, Inc.+...................  45,399   3,239,673
     SEACOR Holdings, Inc.+#............................  12,100   1,076,658
     Union Drilling, Inc.+#.............................   6,900     129,582
     W - H Energy Services, Inc.+.......................   6,600     564,498
                                                                 -----------
                                                                   5,523,048
                                                                 -----------
   Paper & Related Products -- 0.0%
     Smurfit - Stone Container Corp.+...................  27,700     186,421
                                                                 -----------
   Patient Monitoring Equipment -- 0.0%
     Masimo Corp.+#.....................................   1,900      65,664
                                                                 -----------
   Pharmacy Services -- 0.1%
     HealthExtras, Inc.+................................  15,000     468,750
                                                                 -----------
   Physicians Practice Management -- 0.3%
     Healthways, Inc.+#.................................   2,800      90,440
     IPC The Hospitalist Co. , Inc.+....................  38,862     889,551
                                                                 -----------
                                                                     979,991
                                                                 -----------
   Power Converter/Supply Equipment -- 0.1%
     Advanced Energy Industries, Inc.+..................  16,300     258,192
     SL Industries, Inc.+...............................   5,586      82,114
                                                                 -----------
                                                                     340,306
                                                                 -----------
   Printing - Commercial -- 0.1%
     Multi - Color Corp.#...............................  10,950     243,638
                                                                 -----------
   Publishing - Books -- 0.1%
     Scholastic Corp.+#.................................  16,715     519,837
                                                                 -----------
   Quarrying -- 0.8%
     Compass Minerals International, Inc.#..............  40,964   2,990,372
                                                                 -----------
   Racetrack -- 0.1%
     Dover Motorsports, Inc.............................  58,800     365,736
                                                                 -----------
   Radio -- 0.1%
     Entercom Communications Corp., Class A#............   6,200      60,016
     Saga Communications, Inc., Class A+................  30,400     142,880
                                                                 -----------
                                                                     202,896
                                                                 -----------
   Real Estate Investment Trusts -- 2.1%
     Alexandria Real Estate Equities, Inc...............  23,600   2,461,480
     Cousins Properties, Inc.#..........................  10,500     277,935

                                                             Market Value
                   Security Description              Shares    (Note 2)

       ------------------------------------------------------------------
       Real Estate Investment Trusts (continued)
         DiamondRock Hospitality Co.................   8,500  $  116,535
         EastGroup Properties, Inc..................  12,100     575,113
         Equity One, Inc.#..........................   9,200     213,532
         Essex Property Trust, Inc..................   1,300     155,311
         LaSalle Hotel Properties#..................  80,127   2,629,768
         Parkway Properties, Inc.#..................   5,800     220,516
         Universal Health Realty Income Trust.......  45,680   1,558,145
                                                              ----------
                                                               8,208,335
                                                              ----------
       Real Estate Operations & Development -- 0.1%
         Stratus Properties, Inc.+..................   7,600     201,324
                                                              ----------
       Recreational Vehicles -- 0.0%
         Polaris Industries, Inc.#..................   2,700     128,844
                                                              ----------
       Rental Auto/Equipment -- 0.1%
         Electro Rent Corp..........................   6,300      88,956
         H&E Equipment Services, Inc.+#.............  25,800     362,490
                                                              ----------
                                                                 451,446
                                                              ----------
       Research & Development -- 0.1%
         Exponent, Inc.+............................  12,800     417,536
         Senomyx, Inc.+#............................   7,100      36,707
                                                              ----------
                                                                 454,243
                                                              ----------
       Resort/Theme Park -- 0.1%
         Great Wolf Resorts, Inc.+..................  37,200     258,540
                                                              ----------
       Respiratory Products -- 0.1%
         ResMed, Inc.+#.............................   9,500     374,205
                                                              ----------
       Retail - Apparel/Shoe -- 0.8%
         AnnTaylor Stores Corp.+....................  22,950     628,371
         Christopher & Banks Corp.#.................  12,700     142,875
         Hot Topic, Inc.+...........................  24,300     127,575
         J Crew Group, Inc.+#.......................   9,200     342,884
         Tween Brands, Inc.+#.......................  97,732   1,940,958
                                                              ----------
                                                               3,182,663
                                                              ----------
       Retail - Arts & Crafts -- 0.0%
         A.C. Moore Arts & Crafts, Inc.+............   4,900      34,251
                                                              ----------
       Retail - Computer Equipment -- 0.7%
         PC Connection, Inc.+.......................  21,300     231,957
         PC Mall, Inc.+#............................ 203,198   2,629,382
                                                              ----------
                                                               2,861,339
                                                              ----------
       Retail - Convenience Store -- 0.4%
         Casey's General Stores, Inc................   6,200     135,718
         The Pantry, Inc.+#......................... 114,138   1,392,484
                                                              ----------
                                                               1,528,202
                                                              ----------
       Retail - Discount -- 0.8%
         Big Lots, Inc.+............................   3,900     121,134
         Citi Trends, Inc.+......................... 131,379   2,916,614
                                                              ----------
                                                               3,037,748
                                                              ----------
       Retail - Drug Store -- 0.1%
         Allion Healthcare, Inc.+...................  61,200     365,976
                                                              ----------
       Retail - Jewelry -- 0.1%
         Zale Corp.+#...............................  15,600     339,768
                                                              ----------
       Retail - Leisure Products -- 0.1%
         MarineMax, Inc.+#..........................  34,500     337,755
                                                              ----------
       Retail - Mail Order -- 0.1%
         Sport Supply Group, Inc....................  27,600     287,316
         Zones, Inc.+...............................  24,200     198,440
                                                              ----------
                                                                 485,756
                                                              ----------

AIG Retirement Company I Small Cap Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                                Market Value
                   Security Description                  Shares   (Note 2)
   -------------------------------------------------------------------------
   COMMON STOCK (continued)
   Retail - Perfume & Cosmetics -- 0.2%
     Ulta Salon Cosmetics & Fragrance, Inc.+#........... 60,431  $  861,746
                                                                 ----------
   Retail - Restaurants -- 2.0%
     BJ's Restaurants, Inc.+#........................... 10,500     134,610
     CEC Entertainment, Inc.+...........................  4,250     153,595
     Famous Dave's of America, Inc.+.................... 16,700     151,803
     IHOP Corp.+#....................................... 57,430   2,692,893
     Kona Grill, Inc.+.................................. 20,900     179,740
     Luby's, Inc.+...................................... 25,300     178,871
     Panera Bread Co., Class A+#........................  8,300     431,102
     Papa John's International, Inc.+#.................. 82,722   2,434,508
     PF Chang's China Bistro, Inc.+#....................  5,600     148,848
     Red Robin Gourmet Burgers, Inc.+#.................. 11,600     389,876
     Sonic Corp.+#...................................... 27,462     526,721
     The Cheesecake Factory, Inc.+#..................... 20,200     404,606
                                                                 ----------
                                                                  7,827,173
                                                                 ----------
   Retail - Sporting Goods -- 0.2%
     Hibbett Sports, Inc.+#............................. 13,900     292,178
     Zumiez, Inc.+#..................................... 20,300     425,488
                                                                 ----------
                                                                    717,666
                                                                 ----------
   Retirement/Aged Care -- 0.3%
     Sunrise Senior Living, Inc.+....................... 37,700     998,296
                                                                 ----------
   Savings & Loans/Thrifts -- 0.9%
     Abington Bancorp, Inc.............................. 28,640     287,259
     American Bancorp of New Jersey..................... 21,400     242,248
     Clifton Savings Bancorp, Inc....................... 28,200     287,358
     First Niagara Financial Group, Inc.#............... 45,800     648,986
     NewAlliance Bancshares, Inc.#...................... 19,400     259,960
     OceanFirst Financial Corp.......................... 20,200     414,706
     Pacific Premier Bancorp, Inc.+..................... 20,800     150,800
     Rainier Pacific Financial Group, Inc............... 13,600     177,072
     Rome Bancorp, Inc.................................. 19,500     228,150
     Timberland Bancorp, Inc............................ 11,037     121,187
     United Finl Bancorp, Inc........................... 20,087     245,664
     United Western Bancorp, Inc........................  7,612     131,383
     Westfield Financial, Inc........................... 33,500     328,970
                                                                 ----------
                                                                  3,523,743
                                                                 ----------
   Schools -- 1.2%
     Capella Education Co.+............................. 49,832   3,234,595
     Corinthian Colleges, Inc.+#........................ 43,400     555,520
     Learning Tree International, Inc.+................. 30,700     543,390
     Princeton Review, Inc.+............................ 29,632     227,574
                                                                 ----------
                                                                  4,561,079
                                                                 ----------
   Seismic Data Collection -- 0.1%
     ION Geophysical Corp.+#............................ 19,500     319,605
     T.G.C. Industries, Inc.+........................... 33,405     231,497
                                                                 ----------
                                                                    551,102
                                                                 ----------
   Semiconductor Components-Integrated Circuits -- 1.1%
     Actions Semiconductor Co., Ltd. ADR+............... 14,500      49,735
     Emulex Corp.+...................................... 14,600     204,692
     Exar Corp.+#....................................... 14,200     111,612
     Pericom Semiconductor Corp.+....................... 25,500     477,870
     Power Integrations, Inc.+.......................... 87,135   2,843,215
     Standard Microsystems Corp.+#...................... 14,300     466,180
                                                                 ----------
                                                                  4,153,304
                                                                 ----------
   Semiconductor Equipment -- 1.0%
     ATMI, Inc.+#....................................... 92,662   2,773,374
     Brooks Automation, Inc.+........................... 13,166     134,162
     Cabot Microelectronics Corp.+......................  2,800     103,880
     Entegris, Inc.+.................................... 22,734     174,824

                                                             Market Value
                   Security Description              Shares    (Note 2)

       ------------------------------------------------------------------
       Semiconductor Equipment (continued)
         FormFactor, Inc.+#.........................   7,100  $  154,993
         LTX Corp.+.................................  50,000     147,000
         Mattson Technology, Inc.+..................  20,400     102,408
         Novellus Systems, Inc.+....................   2,800      66,892
         Semitool, Inc.+#...........................  21,300     178,707
         Trio Tech International....................  15,800      89,270
         Veeco Instruments, Inc.+#..................   7,000     134,610
                                                              ----------
                                                               4,060,120
                                                              ----------
       Specified Purpose Acquisitions -- 0.0%
         Highlands Acquisition Corp.+...............  11,700     112,905
                                                              ----------
       Steel Pipe & Tube -- 0.8%
         Valmont Industries, Inc.#..................  27,101   3,112,279
                                                              ----------
       Steel - Producers -- 0.5%
         Carpenter Technology Corp..................  38,156   2,106,211
                                                              ----------
       Sugar -- 0.0%
         Imperial Sugar Co..........................   8,100     117,450
                                                              ----------
       Telecom Equipment - Fiber Optics -- 0.1%
         Finisar Corp.+#............................ 122,100     224,664
         KVH Industries, Inc.+......................  14,357     126,342
                                                              ----------
                                                                 351,006
                                                              ----------
       Telecom Services -- 0.9%
         NTELOS Holdings Corp.......................  92,082   2,570,929
         Orbcomm, Inc.+.............................  50,700     313,833
         Premiere Global Services, Inc.+............  20,800     315,120
         Time Warner Cable, Inc., Class A+#.........  21,600     403,920
                                                              ----------
                                                               3,603,802
                                                              ----------
       Telecommunication Equipment -- 1.6%
         ADTRAN, Inc................................  14,700     365,883
         Arris Group, Inc.+#........................ 295,050   2,761,668
         Comtech Telecommunications Corp.+..........  62,007   2,870,924
         Network Equipment Technologies, Inc.+......  33,700     164,793
         Optium Corp.+#.............................   8,000      88,000
         Sonus Networks, Inc.+#.....................  28,300     121,407
                                                              ----------
                                                               6,372,675
                                                              ----------
       Telephone - Integrated -- 1.1%
         Alaska Communications Systems Group, Inc.#. 152,719   1,976,184
         Cincinnati Bell, Inc.+#.................... 464,203   1,954,294
         HickoryTech Corp...........................  35,200     298,144
         SureWest Communications....................  17,700     173,814
                                                              ----------
                                                               4,402,436
                                                              ----------
       Textile - Apparel -- 0.1%
         Cherokee, Inc..............................   6,900     187,887
         Unifi, Inc.+............................... 114,100     341,159
                                                              ----------
                                                                 529,046
                                                              ----------
       Textile - Products -- 0.1%
         Culp, Inc.+................................  46,000     331,200
                                                              ----------
       Therapeutics -- 1.1%
         Altus Pharmaceuticals, Inc.+#..............   8,000      34,320
         Amylin Pharmaceuticals, Inc.+#.............   4,600     146,142
         Dendreon Corp.+............................  55,900     290,680
         Discovery Laboratories, Inc.+.............. 117,900     220,473
         Hollis - Eden Pharmaceuticals, Inc.+.......  40,300      60,853
         Inspire Phamaceuticals, Inc.+..............  62,500     245,000
         Introgen Therapeutics, Inc.+...............  55,700     114,185
         Onyx Pharmaceuticals, Inc.+#...............   6,200     219,108
         Spectrum Pharmaceuticals, Inc.+............  48,200      86,760
         The Medicines Co.+.........................   8,100     148,230

AIG Retirement Company I Small Cap Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                          Market Value
                  Security Description            Shares    (Note 2)
         -------------------------------------------------------------
         COMMON STOCK (continued)
         Therapeutics (continued)
           Theravance, Inc.+#....................   4,300  $   58,179
           Vivus, Inc.+.......................... 370,516   2,534,329
                                                           ----------
                                                            4,158,259
                                                           ----------
         Tools - Hand Held -- 0.9%
           Snap - on, Inc........................  53,786   3,330,429
                                                           ----------
         Transactional Software -- 0.1%
           Bottomline Technologies, Inc.+........  39,000     388,050
                                                           ----------
         Transport - Services -- 0.1%
           UTI Worldwide, Inc....................  15,400     365,904
                                                           ----------
         Transport - Truck -- 1.9%
           Heartland Express, Inc.#..............   7,065     108,801
           Knight Transportation, Inc.#..........  36,875     673,337
           Landstar System, Inc.#................  59,264   3,302,190
           Marten Transport, Ltd.+#.............. 171,701   3,076,882
           Patriot Transportation Holding, Inc.+.   3,300     296,604
                                                           ----------
                                                            7,457,814
                                                           ----------
         Travel Service -- 0.2%
           Ambassadors Group, Inc.#..............  38,587     716,175
                                                           ----------
         Veterinary Products -- 0.1%
           PetMed Express, Inc.+.................  24,100     336,195
                                                           ----------
         Water -- 0.3%
           Cascal NV+............................  97,747   1,124,091
           Southwest Water Co....................  20,300     209,090
                                                           ----------
                                                            1,333,181
                                                           ----------
         Wire & Cable Products -- 0.8%
           General Cable Corp.+..................  42,094   2,980,255
                                                           ----------
         Wireless Equipment -- 0.2%
           Aruba Networks, Inc.+.................   4,400      27,632
           Audiovox Corp., Class A+..............  16,094     171,562
           Globecomm Systems, Inc.+..............  28,200     273,822
           RELM Wireless Corp....................  32,200      51,520

                                                           Shares/
                                                          Principal   Market Value
                 Security Description                      Amount       (Note 2)

-----------------------------------------------------------------------------------
Wireless Equipment (continued)
  SBA Communcations Corp., Class A+.....................       5,400  $    200,988
  TESSCO Technologies, Inc.+............................      10,700       136,104
                                                                      ------------
                                                                           861,628
                                                                      ------------
Total Long-Term Investment Securities
   (cost $346,840,630)..................................               382,087,548
                                                                      ------------
SHORT-TERM INVESTMENT SECURITIES -- 27.5%
Collective Investment Pool -- 25.1%
  Securities Lending Quality Trust(1)...................  98,097,116    98,097,116
                                                                      ------------
Registered Investment Company -- 0.7%
  T. Rowe Price Reserve Investment Fund.................   2,875,951     2,875,951
                                                                      ------------
Time Deposits -- 1.7%
  Euro Time Deposit with State Street Bank & Trust Co.
   0.50% due 06/02/08................................... $   789,000       789,000
   1.35% due 06/02/08...................................   5,828,000     5,828,000
                                                                      ------------
                                                                         6,617,000
                                                                      ------------
Total Short-Term Investment Securities
   (cost $107,590,067)..................................               107,590,067
                                                                      ------------
TOTAL INVESTMENTS
   (cost $454,430,697)(2)...............................       125.1%  489,677,615
Liabilities in excess of other assets...................       (25.1)  (98,371,143)
                                                         -----------  ------------
NET ASSETS                                                     100.0% $391,306,472
                                                         ===========  ============

--------
+  Non-income producing security
#  The security or a portion thereof is out on loan (See Note 2)
(1)The security is purchased with the cash collateral received from securities loaned (See Note 2)
(2)See Note 5 for cost of investments on a tax basis.
(3)Illiquid security
ADR--AmericanDepository Receipts

See Notes to Financial Statements

AIG Retirement Company I Small Cap Index Fund
PORTFOLIO PROFILE -- May 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

             Collective Investment Pool...................... 25.4%
             Real Estate Investment Trusts...................  6.0
             Banks -- Commercial.............................  5.1
             Oil Companies -- Exploration & Production.......  4.3
             Medical -- Biomedical/Gene......................  2.4
             Oil -- Field Services...........................  1.7
             Electronic Components -- Semiconductors.........  1.7
             Electric -- Integrated..........................  1.6
             Retail -- Apparel/Shoe..........................  1.6
             Insurance -- Property/Casualty..................  1.4
             Medical -- Drugs................................  1.3
             Retail -- Restaurants...........................  1.3
             Therapeutics....................................  1.3
             Diversified Manufacturing Operations............  1.3
             Chemicals -- Specialty..........................  1.2
             Commercial Paper................................  1.1
             Enterprise Software/Service.....................  1.1
             Networking Products.............................  1.0
             Medical Products................................  1.0
             Savings & Loans/Thrifts.........................  1.0
             Commercial Services -- Finance..................  1.0
             Gas -- Distribution.............................  1.0
             Coal............................................  1.0
             Medical Instruments.............................  1.0
             Consulting Services.............................  1.0
             Agricultural Chemicals..........................  0.9
             Insurance -- Reinsurance........................  0.9
             Transport -- Marine.............................  0.9
             Telecom Services................................  0.9
             Electronic Measurement Instruments..............  0.9
             Semiconductor Equipment.........................  0.9
             Computer Services...............................  0.8
             Aerospace/Defense -- Equipment..................  0.8
             Finance -- Investment Banker/Broker.............  0.8
             Distribution/Wholesale..........................  0.8
             Commercial Services.............................  0.8
             Machinery -- General Industrial.................  0.8
             Schools.........................................  0.8
             Metal Processors & Fabrication..................  0.7
             Human Resources.................................  0.7
             Auto/Truck Parts & Equipment -- Original........  0.7
             Telecommunication Equipment.....................  0.7
             Oil & Gas Drilling..............................  0.7
             Computers -- Integrated Systems.................  0.6
             Engineering/R&D Services........................  0.6
             Applications Software...........................  0.6
             Consumer Products -- Misc.......................  0.6
             Oil Field Machinery & Equipment.................  0.6
             E-Commerce/Services.............................  0.6
             Food -- Misc....................................  0.6
             Semiconductor Components -- Integrated Circuits.  0.6
             Investment Companies............................  0.6
             Electronic Components -- Misc...................  0.5
             Transport -- Truck..............................  0.5
             Computer Aided Design...........................  0.5
             Paper & Related Products........................  0.5
             Repurchase Agreements...........................  0.5
             Machinery -- Construction & Mining..............  0.5
             Footwear & Related Apparel......................  0.5
             X-Ray Equipment.................................  0.5
             Internet Application Software...................  0.5
             Industrial Automated/Robotic....................  0.5
             Investment Management/Advisor Services..........  0.4
             Insurance -- Life/Health........................  0.4
             Web Portals/ISP.................................  0.4
             Diagnostic Kits.................................  0.4
             Medical -- Outpatient/Home Medical..............  0.4
             Medical -- Generic Drugs........................  0.4
             Medical -- HMO..................................  0.4

                Aerospace/Defense........................... 0.4
                Chemicals -- Diversified.................... 0.4
                Identification Systems...................... 0.4
                Wireless Equipment.......................... 0.4
                Machinery -- Electrical..................... 0.3
                Lasers -- System/Components................. 0.3
                Transport -- Services....................... 0.3
                Instruments -- Scientific................... 0.3
                Rental Auto/Equipment....................... 0.3
                Miscellaneous Manufacturing................. 0.3
                Web Hosting/Design.......................... 0.3
                E-Marketing/Info............................ 0.3
                Printing -- Commercial...................... 0.3
                Food -- Retail.............................. 0.3
                Batteries/Battery Systems................... 0.3
                Physical Therapy/Rehabilation Centers....... 0.3
                Steel Pipe & Tube........................... 0.3
                Wire & Cable Products....................... 0.3
                Advanced Materials.......................... 0.3
                Containers -- Metal/Glass................... 0.3
                Entertainment Software...................... 0.3
                Apparel Manufacturers....................... 0.3
                Electric Products -- Misc................... 0.3
                Home Furnishings............................ 0.3
                Energy -- Alternate Sources................. 0.3
                Airlines.................................... 0.3
                Internet Content -- Information/News........ 0.3
                Instruments -- Controls..................... 0.3
                Research & Development...................... 0.3
                Building & Construction Products -- Misc.... 0.3
                Metal -- Aluminum........................... 0.3
                Medical Information Systems................. 0.3
                Computers -- Memory Devices................. 0.2
                Telephone -- Integrated..................... 0.2
                Water....................................... 0.2
                Office Furnishings -- Original.............. 0.2
                E-Commerce/Products......................... 0.2
                Food -- Wholesale/Distribution.............. 0.2
                Steel -- Producers.......................... 0.2
                Telecom Equipment -- Fiber Optics........... 0.2
                Non-Ferrous Metals.......................... 0.2
                Non-Hazardous Waste Disposal................ 0.2
                Electric -- Transmission.................... 0.2
                Toys........................................ 0.2
                Casino Services............................. 0.2
                Building -- Maintenance & Services.......... 0.2
                Filtration/Separation Products.............. 0.2
                Beverages -- Wine/Spirits................... 0.2
                Medical -- Nursing Homes.................... 0.2
                U.S. Government Treasuries.................. 0.2
                Tobacco..................................... 0.2
                E-Services/Consulting....................... 0.2
                Computers -- Periphery Equipment............ 0.2
                Internet Infrastructure Software............ 0.2
                Alternative Waste Technology................ 0.2
                Quarrying................................... 0.2
                Environmental Monitoring & Detection........ 0.2
                Computer Software........................... 0.2
                Building -- Heavy Construction.............. 0.2
                Drug Delivery Systems....................... 0.2
                Electronic Design Automation................ 0.2
                Intimate Apparel............................ 0.2
                Retail -- Automobile........................ 0.2
                Building Products -- Cement................. 0.2
                Oil Refining & Marketing.................... 0.2
                Food -- Baking.............................. 0.2
                Auto/Truck Parts & Equipment -- Replacement. 0.2
                Finance -- Consumer Loans................... 0.2
                Financial Guarantee Insurance............... 0.2

AIG Retirement Company I Small Cap Index Fund
PORTFOLIO PROFILE -- May 31, 2008 (Unaudited) -- (continued)
--------------------------------------------------------------------------------

Industry Allocation* (continued)

               Transactional Software...................... 0.2%
               Resorts/Theme Parks......................... 0.2
               Building & Construction -- Misc............. 0.2
               Diversified Operations/Commercial Services.. 0.2
               Diagnostic Equipment........................ 0.2
               Medical Sterilization Products.............. 0.2
               Multimedia.................................. 0.2
               Data Processing/Management.................. 0.2
               Hotels/Motels............................... 0.2
               Cellular Telecom............................ 0.2
               Auction Houses/Art Dealers.................. 0.2
               Retail -- Pawn Shops........................ 0.2
               Poultry..................................... 0.2
               Seismic Data Collection..................... 0.2
               Chemicals -- Plastics....................... 0.2
               Internet Security........................... 0.1
               Cosmetics & Toiletries...................... 0.1
               Decision Support Software................... 0.1
               Audio/Video Products........................ 0.1
               Communications Software..................... 0.1
               Broadcast Services/Program.................. 0.1
               Building -- MobileHome/Manufactured Housing. 0.1
               Building -- Residential/Commercial.......... 0.1
               Finance -- Other Services................... 0.1
               Leisure Products............................ 0.1
               Retail -- Sporting Goods.................... 0.1
               Commerce.................................... 0.1
               Insurance -- Multi-line..................... 0.1
               Recreational Vehicles....................... 0.1
               Advertising Services........................ 0.1
               Physicians Practice Management.............. 0.1
               Retirement/Aged Care........................ 0.1
               Insurance Brokers........................... 0.1
               Transport -- Equipment & Leasng............. 0.1
               Machinery -- Material Handling.............. 0.1
               Agricultural Operations..................... 0.1
               Retail -- Drug Store........................ 0.1
               Real Estate Operations & Development........ 0.1
               Radio....................................... 0.1
               Precious Metals............................. 0.1
               Environmental Consulting & Engineering...... 0.1
               Office Supplies & Forms..................... 0.1
               Metal -- Diversified........................ 0.1
               Retail -- Jewelry........................... 0.1
               Recreational Centers........................ 0.1
               Superconductor Product & Systems............ 0.1
               Power Converter/Supply Equipment............ 0.1
               Private Corrections......................... 0.1
               Machinery -- Farming........................ 0.1
               Retail -- Convenience Store................. 0.1
               Linen Supply & Related Items................ 0.1
               Circuit Boards.............................. 0.1
               Building Products -- Doors & Windows........ 0.1
               Retail -- Discount.......................... 0.1
               Disposable Medical Products................. 0.1
               Theaters.................................... 0.1
               Retail -- Hair Salons....................... 0.1
               Satellite Telecom........................... 0.1
               Internet Telephone.......................... 0.1
               Educational Software........................ 0.1
               Internet Incubators......................... 0.1
               Dental Supplies & Equipment................. 0.1
               Transport -- Rail........................... 0.1
               Diversified Minerals........................ 0.1
               Hazardous Waste Disposal.................... 0.1
               Coffee...................................... 0.1
               Publishing -- Books......................... 0.1
               Gambling (Non-Hotel)........................ 0.1
               Machinery -- Pumps.......................... 0.1

                   Health Care Cost Containment.......   0.1
                   Electronic Security Devices........   0.1
                   Cable TV...........................   0.1
                   Motion Pictures & Services.........   0.1
                   Internet Connectivity Services.....   0.1
                   Computers..........................   0.1
                   Casino Hotels......................   0.1
                   Office Automation & Equipment......   0.1
                   Pharmacy Services..................   0.1
                   Retail -- Computer Equipment.......   0.1
                   Food -- Confectionery..............   0.1
                   Transport -- Air Freight...........   0.1
                   Mining.............................   0.1
                   Internet Infrastructure Equipment..   0.1
                   Specified Purpose Acquisitions.....   0.1
                   Storage/Warehousing................   0.1
                   Retail -- Auto Parts...............   0.1
                   Multilevel Direct Selling..........   0.1
                   Golf...............................   0.1
                   Building Products -- Air & Heating.   0.1
                   Retail -- Home Furnishings.........   0.1
                   Retail -- Perfume & Cosmetics......   0.1
                   Metal Products -- Distribution.....   0.1
                   Food -- Canned.....................   0.1
                   Racetracks.........................   0.1
                   Publishing -- Newspapers...........   0.1
                   Chemicals -- Fibers................   0.1
                   Engines -- Internal Combustion.....   0.1
                   Patient Monitoring Equipment.......   0.1
                   Television.........................   0.1
                   Medical Laser Systems..............   0.1
                   Independent Power Producers........   0.1
                   Retail -- Petroleum Products.......   0.1
                   Rubber -- Tires....................   0.1
                   Funeral Services & Related Items...   0.1
                   Retail -- Video Rentals............   0.1
                   Retail -- Office Supplies..........   0.1
                   Finance -- Leasing Companies.......   0.1
                   Protection/Safety..................   0.1
                   Platinum...........................   0.1
                                                       -----
                                                       125.3%
                                                       =====

*  Calculated as a percentage of net assets.

AIG Retirement Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008
--------------------------------------------------------------------------------


                                                            Market Value
                   Security Description             Shares    (Note 2)
        ----------------------------------------------------------------
        COMMON STOCK -- 98.1%
        Advanced Materials -- 0.3%
          Ceradyne, Inc.+..........................  21,783  $  939,501
          Hexcel Corp.+............................  75,548   1,999,000
                                                             ----------
                                                              2,938,501
                                                             ----------
        Advertising Services -- 0.1%
          Greenfield Online, Inc.+.................  17,387     221,510
          inVentiv Health, Inc.+...................  24,931     815,244
          Marchex, Inc., Class B#..................  22,412     296,287
                                                             ----------
                                                              1,333,041
                                                             ----------
        Aerospace/Defense -- 0.4%
          Aerovironment, Inc.+#....................   5,952     158,204
          Esterline Technologies Corp.+............  23,427   1,450,834
          MTC Technologies, Inc.+#.................   7,558     180,107
          Teledyne Technologies, Inc.+.............  28,004   1,559,263
          TransDigm Group, Inc.+...................   7,915     345,094
                                                             ----------
                                                              3,693,502
                                                             ----------
        Aerospace/Defense - Equipment -- 0.8%
          AAR Corp.+#..............................  29,873     575,951
          Argon ST, Inc.+#.........................  10,424     251,635
          Curtiss - Wright Corp....................  35,480   1,827,575
          GenCorp, Inc.+#..........................  44,937     373,876
          HEICO Corp.#.............................  20,475   1,038,697
          Innovative Solutions and Support, Inc.+#.  10,101      78,182
          Kaman Corp...............................  19,502     505,102
          Moog, Inc., Class A+.....................  30,348   1,375,978
          Orbital Sciences Corp.+..................  47,532   1,233,931
          Triumph Group, Inc.#.....................  13,193     820,472
                                                             ----------
                                                              8,081,399
                                                             ----------
        Agricultural Chemicals -- 0.9%
          CF Industries Holdings, Inc..............  44,360   6,072,884
          Terra Industries, Inc.#..................  74,372   3,244,850
                                                             ----------
                                                              9,317,734
                                                             ----------
        Agricultural Operations -- 0.1%
          Alico, Inc.#.............................   2,888     115,318
          Andersons, Inc...........................  12,461     527,848
          Cadiz, Inc.+#............................   9,521     159,857
          Maui Land & Pineapple Co., Inc.+#........   3,551     102,553
          Tejon Ranch Co.+#........................   8,855     353,403
                                                             ----------
                                                              1,258,979
                                                             ----------
        Airlines -- 0.3%
          AirTran Holdings, Inc.+#.................  73,289     219,867
          Alaska Air Group, Inc.+#.................  30,480     595,274
          Allegiant Travel Co.+....................   4,229      88,386
          ExpressJet Holdings, Inc.+#..............  43,423      88,149
          JetBlue Airways Corp.+#.................. 143,026     567,813
          Pinnacle Airlines Corp.+#................  14,775      96,185
          Republic Airways Holdings, Inc.+.........  25,604     311,857
          Skywest, Inc.............................  48,772     754,015
                                                             ----------
                                                              2,721,546
                                                             ----------
        Alternative Waste Technology -- 0.2%
          Calgon Carbon Corp.+#....................  32,194     570,478
          Darling International, Inc.+.............  64,774   1,043,509
          Rentech, Inc.+#.......................... 130,369     303,760
                                                             ----------
                                                              1,917,747
                                                             ----------
        Apparel Manufacturers -- 0.3%
          Carter's, Inc.+..........................  46,799     697,305
          G-III Apparel Group, Ltd.+#..............  10,422     172,901
          Maidenform Brands, Inc.+.................  18,411     276,901
          Oxford Industries, Inc...................  11,095     303,337

                                                              Market Value
                  Security Description                Shares    (Note 2)

     ---------------------------------------------------------------------
     Apparel Manufacturers (continued)
       Quiksilver, Inc.+.............................  99,594  $  850,533
       True Religion Apparel, Inc.+#.................  11,173     282,454
       Volcom, Inc.+#................................  11,729     297,096
                                                               ----------
                                                                2,880,527
                                                               ----------
     Appliances -- 0.0%
       Hhgregg, Inc.+#...............................   7,515      82,515
                                                               ----------
     Applications Software -- 0.6%
       Actuate Corp.+................................  48,505     240,585
       American Reprographics Co.+#..................  23,833     435,906
       Deltek Inc Com+#..............................   7,204      72,328
       EPIQ Systems, Inc.+...........................  24,769     408,441
       NetSuite, Inc.+#..............................   5,713     130,028
       Nuance Communications, Inc.+.................. 120,272   2,371,764
       OpenTV Corp. Class A+#........................  75,039     110,307
       PDF Solutions, Inc.+#.........................  18,195     102,620
       Progress Software Corp.+......................  32,859   1,023,229
       Quest Software, Inc.+.........................  54,653     929,648
       SourceForge, Inc.+#...........................  54,167      84,500
       Unica Corp.+#.................................   7,856      65,990
                                                               ----------
                                                                5,975,346
                                                               ----------
     Athletic Equipment -- 0.0%
       Nautilus, Inc.................................  25,268     170,054
                                                               ----------
     Athletic Footwear -- 0.0%
       K-Swiss, Inc., Class A........................  20,703     331,662
                                                               ----------
     Auction Houses/Art Dealers -- 0.2%
       Premier Exhibitions, Inc.+....................  23,419     115,690
       Sotheby's#....................................  52,934   1,419,690
                                                               ----------
                                                                1,535,380
                                                               ----------
     Audio/Video Products -- 0.1%
       DTS, Inc.+#...................................  14,569     488,061
       Tivo, Inc.+#..................................  78,080     656,653
       Universal Electronics, Inc.+..................  11,548     293,550
                                                               ----------
                                                                1,438,264
                                                               ----------
     Auto Repair Centers -- 0.0%
       Midas, Inc.+#.................................  11,078     177,470
       Monro Muffler Brake, Inc......................  12,968     240,297
                                                               ----------
                                                                  417,767
                                                               ----------
     Auto - Heavy Duty Trucks -- 0.0%
       Force Protection, Inc.+#......................  54,521     232,805
                                                               ----------
     Auto - Truck Trailers -- 0.0%
       Wabash National Corp..........................  24,453     209,807
                                                               ----------
     Auto/Truck Parts & Equipment - Original -- 0.7%
       Accuride Corp.+#..............................  18,866     146,212
       American Axle & Manufacturing Holdings, Inc.#.  35,838     666,228
       Amerigon, Inc.+#..............................  17,317     215,077
       ArvinMeritor, Inc.#...........................  57,193     856,179
       Hayes Lemmerz International, Inc.+............  80,097     313,980
       Lear Corp.+...................................  61,427   1,581,745
       Miller Industries, Inc.+......................   8,013      89,666
       Modine Manufacturing Co.#.....................  25,967     408,721
       Noble International, Ltd.#....................   9,406      53,520
       Spartan Motors, Inc.#.........................  25,794     232,920
       Superior Industries International, Inc.#......  18,288     376,001
       Tenneco, Inc.+................................  37,079     889,154
       Titan International, Inc.#....................  19,292     762,613
       Visteon Corp.+#............................... 103,844     419,530
                                                               ----------
                                                                7,011,546
                                                               ----------

AIG Retirement Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                               Market Value
                   Security Description                 Shares   (Note 2)
    -----------------------------------------------------------------------
    COMMON STOCK (continued)
    Auto/Truck Parts & Equipment - Replacement -- 0.2%
      Aftermarket Technology Corp...................... 17,500  $  391,825
      Commercial Vehicle Group, Inc.+.................. 17,138     238,904
      Exide Technologies Inc+.......................... 59,740     985,113
      Standard Motor Products, Inc..................... 12,611     107,193
                                                                ----------
                                                                 1,723,035
                                                                ----------
    Banks - Commercial -- 5.1%
      1st Source Corp.................................. 11,050     241,332
      AMCORE Financial, Inc.#.......................... 17,807     174,509
      AmericanWest Bancorp#............................ 13,766      46,116
      Ameris Bancorp#.................................. 10,843     150,501
      Bancfirst Corp.#.................................  6,388     277,431
      Banco Latinoamericano de Exportaciones SA........ 21,795     395,143
      Bancorp, Inc.+...................................  9,096      96,872
      Bank Mutual Corp................................. 39,919     442,702
      Bank of the Ozarks, Inc.#........................  9,788     238,534
      BankFinancial Corp.#............................. 17,616     262,302
      Banner Corp.#.................................... 12,402     225,592
      Capital City Bank Group, Inc.#...................  9,544     255,397
      Capital Corp. of the West#.......................  7,649      44,594
      Capitol Bancorp, Ltd.#........................... 11,409     176,611
      Cascade Bancorp#................................. 17,988     157,755
      Cass Information Systems, Inc.#..................  5,569     176,927
      Cathay General Bancorp#.......................... 40,995     630,503
      Center Financial Corp............................  8,047      75,320
      Central Pacific Financial Corp.#................. 23,035     343,682
      Chemical Financial Corp.#........................ 19,877     484,999
      Citizens Republic Bancorp.#...................... 60,645     335,973
      City Bank#....................................... 10,936     158,353
      City Holding Co.................................. 12,961     557,582
      CoBiz Financial, Inc.#........................... 14,816     156,753
      Columbia Banking System, Inc..................... 14,332     383,094
      Community Bancorp Nevada+#.......................  8,347      66,693
      Community Bank Systems, Inc.#.................... 24,104     581,630
      Community Trust Bancorp, Inc..................... 12,189     373,471
      Corus Bankshares, Inc.#.......................... 31,177     179,268
      CVB Financial Corp.#............................. 53,125     563,125
      Enterprise Financial Services Corp.#.............  8,252     165,453
      F.N.B. Corp.#.................................... 68,834   1,031,822
      First Bancorp#...................................  9,641     162,065
      First BanCorp Puerto Rico........................ 74,098     745,426
      First Busey Corp.#............................... 20,791     378,812
      First Charter Corp.#............................. 28,157     866,672
      First Commonwealth Financial Corp.#.............. 59,280     665,122
      First Community Bancshares, Inc.#................  8,044     273,416
      First Financial Bancorp#......................... 26,594     302,906
      First Financial Bankshares, Inc.#................ 16,625     761,425
      First Financial Corp.#........................... 10,577     346,397
      First Merchants Corp............................. 14,672     363,132
      First Midwest Bancorp, Inc.#..................... 39,826   1,039,459
      First Regional Bancorp+#.........................  6,683      71,308
      First South Bancorp, Inc.#.......................  6,814     131,238
      First State Bancorp.#............................ 16,378     126,930
      FirstMerit Corp.................................. 64,454   1,302,615
      Frontier Financial Corp.#........................ 33,095     486,496
      Glacier Bancorp, Inc.#........................... 42,205     875,332
      Great Southern Bancorp, Inc.#....................  8,335      96,269
      Greene County Bancshares, Inc.#..................  9,153     177,294
      Guaranty Bancorp+#............................... 40,822     244,524
      Hancock Holding Co.#............................. 21,431     953,465
      Hanmi Financial Corp............................. 30,564     195,610
      Harleysville National Corp.#..................... 24,603     333,617
      Heartland Financial USA, Inc.#................... 10,175     238,095
      Heritage Commerce Corp.#......................... 10,714     170,567
      Home Bancshares, Inc.#...........................  9,795     225,285

                                                               Market Value
                   Security Description                 Shares   (Note 2)

    -----------------------------------------------------------------------
    Banks - Commercial (continued)
      Horizon Financial Corp.#.........................  9,816  $  106,209
      IBERIABANK Corp..................................  9,295     490,218
      Imperial Capital Bancorp, Inc....................  4,402      44,108
      Independent Bank Corp. (MA)#..................... 11,373     333,229
      Independent Bank Corp. (MI)#..................... 18,090     108,721
      Integra Bank Corp.#.............................. 16,637     239,074
      International Bancshares Corp.................... 41,036   1,039,852
      Irwin Financial Corp.#........................... 15,072      61,946
      Lakeland Bancorp, Inc.#.......................... 16,063     236,769
      Lakeland Financial Corp.#........................  9,763     233,629
      Macatawa Bank Corp.#............................. 12,393     111,413
      MainSource Financial Group, Inc.#................ 15,001     251,717
      MB Financial, Inc.#.............................. 27,741     789,786
      Midwest Banc Holdings, Inc....................... 17,679     155,222
      Nara BanCorp., Inc.#............................. 17,917     227,904
      National Penn Bancshares, Inc.#.................. 62,057   1,062,416
      NBT Bancorp, Inc.#............................... 25,821     633,131
      Old National Bancorp#............................ 53,206     930,041
      Old Second Bancorp, Inc.#........................ 11,006     209,004
      Oriental Financial Group, Inc.................... 16,596     302,047
      Pacific Capital Bancorp#......................... 37,666     751,060
      Park National Corp.#.............................  9,699     687,659
      Peoples Bancorp, Inc.............................  8,427     199,636
      Pinnacle Financial Partners, Inc.+#.............. 17,835     479,583
      Preferred Bank Los Angeles California#...........  7,387      65,892
      PrivateBancorp, Inc.#............................ 15,114     572,518
      Prosperity Bancshares, Inc.#..................... 28,455     908,853
      Provident Bankshares Corp.#...................... 25,826     246,897
      Renasant Corp.................................... 16,966     393,951
      Republic Bancorp, Inc., Class A#.................  7,592     189,041
      Royal Bancshares of Pennsylvania, Inc., Class A#.  4,350      41,369
      S&T Bancorp, Inc.#............................... 19,867     645,876
      S.Y. Bancorp, Inc.#..............................  9,336     235,547
      Sandy Spring Bancorp, Inc.#...................... 12,605     333,780
      Santander Bancorp................................  3,512      49,028
      SCBT Financial Corp..............................  8,138     270,995
      Seacoast Banking Corp. of Florida#............... 11,884     127,753
      Security Bank Corp.#............................. 15,872      87,296
      Sierra Bancorp#..................................  6,073     133,788
      Signature Bank+.................................. 23,769     678,367
      Simmons First National Corp., Class A#........... 11,317     344,376
      Southside Bancshares, Inc.#......................  9,637     210,954
      Southwest Bancorp, Inc........................... 11,447     194,141
      Sterling Bancorp#................................ 14,951     219,331
      Sterling Bancshares, Inc......................... 59,606     609,173
      Suffolk Bancorp#.................................  8,046     270,828
      Sun Bancorp, Inc.+#.............................. 13,226     144,690
      Superior Bancorp+#...............................  8,067     119,472
      Susquehanna Bancshares, Inc.#.................... 68,177   1,312,407
      SVB Financial Group+#............................ 25,840   1,324,300
      Taylor Capital Group, Inc........................  4,395      56,476
      Texas Capital Bancshares, Inc.+.................. 18,766     340,040
      The South Financial Group, Inc.#................. 59,397     327,277
      Tompkins Trustco, Inc.#..........................  5,266     239,076
      TriCo Bancshares#................................ 11,232     185,103
      TrustCo Bank Corp. NY#........................... 60,170     527,089
      Trustmark Corp.#................................. 39,203     782,492
      UCBH Holdings, Inc.#............................. 80,024     390,517
      UMB Financial Corp............................... 24,804   1,294,025
      Umpqua Holding Corp.#............................ 49,067     683,994
      Union Bankshares Corp.#.......................... 10,693     214,395
      United Bankshares, Inc.#......................... 30,700     871,573
      United Community Banks, Inc.#.................... 33,291     348,224
      United Security Bancshares#......................  6,551      97,675
      Univest Corp. of Pennsylvania#................... 10,396     255,326

AIG Retirement Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                              Market Value
                   Security Description                Shares   (Note 2)
     ---------------------------------------------------------------------
     COMMON STOCK (continued)
     Banks - Commercial (continued)
       Virginia Commerce Bancorp, Inc.+#.............. 15,099 $    91,349
       W Holding Co., Inc.#........................... 91,404     102,372
       Washington Trust Bancorp, Inc.#................  9,147     216,509
       WesBanco, Inc.................................. 20,202     444,444
       West Coast Bancorp............................. 12,572     145,458
       Westamerica Bancorp.#.......................... 24,073   1,336,051
       Western Alliance Bancorp.+#.................... 13,277     140,603
       Wilshire Bancorp, Inc.......................... 14,115     126,047
       Wintrust Financial Corp.#...................... 19,341     603,052
                                                              -----------
                                                               50,217,680
                                                              -----------
     Banks - Fiduciary -- 0.0%
       Boston Private Financial Holdings, Inc......... 29,672     250,135
                                                              -----------
     Batteries/Battery Systems -- 0.3%
       Energy Conversion Devices, Inc.+#.............. 31,720   2,013,585
       EnerSys+....................................... 17,137     534,846
       Greatbatch, Inc.+#............................. 17,885     335,344
       Medis Technologies, Ltd.+#..................... 19,569     121,132
                                                              -----------
                                                                3,004,907
                                                              -----------
     Beverages - Non - alcoholic -- 0.0%
       Coca - Cola Bottling Co........................  4,764     246,394
       Jones Soda Co.+#............................... 20,716      58,005
       National Beverage Corp.........................  8,200      61,582
                                                              -----------
                                                                  365,981
                                                              -----------
     Beverages - Wine/Spirits -- 0.2%
       Central European Distribution Corp.+#.......... 28,309   2,020,130
                                                              -----------
     Brewery -- 0.0%
       Boston Beer Co., Inc., Class A+#...............  7,235     287,808
                                                              -----------
     Broadcast Services/Program -- 0.1%
       Acacia Research - Acacia Technologies+#........ 23,960     130,103
       CKX, Inc.+..................................... 30,321     320,493
       Crown Media Holdings, Inc., Class A+#.......... 12,926      64,888
       DG Fastchannel, Inc.+#......................... 11,944     234,580
       Fisher Communications, Inc.+#..................  5,002     175,670
       Gray Television, Inc.#......................... 33,532     134,799
       Nexstar Broadcasting Group, Inc. Class A+#.....  8,508      48,921
       World Wrestling Entertainment, Inc.#........... 18,066     300,799
                                                              -----------
                                                                1,410,253
                                                              -----------
     Building & Construction Products - Misc. -- 0.3%
       Builders FirstSource, Inc.+#................... 12,242      89,612
       China Architectral Engr Inc Com+#..............  4,092      36,091
       Drew Industries, Inc.+#........................ 14,536     319,501
       Gibraltar Industries, Inc...................... 20,033     323,132
       Interline Brands, Inc.+........................ 22,163     395,831
       NCI Building Systems, Inc.+#................... 16,153     504,620
       Simpson Manufacturing Co., Inc.#............... 29,547     779,450
       Trex Co., Inc.+#...............................  9,574     107,229
                                                              -----------
                                                                2,555,466
                                                              -----------
     Building & Construction - Misc. -- 0.2%
       Dycom Industries, Inc.+........................ 32,702     560,839
       Insituform Technologies, Inc., Class A+#....... 21,849     402,896
       Layne Christensen Co.+......................... 13,393     684,784
                                                              -----------
                                                                1,648,519
                                                              -----------
     Building Products - Air & Heating -- 0.1%
       Aaon, Inc...................................... 11,085     233,007
       Comfort Systems USA, Inc....................... 32,805     439,587
                                                              -----------
                                                                  672,594
                                                              -----------

                                                                Market Value
                   Security Description                 Shares    (Note 2)

    ------------------------------------------------------------------------
    Building Products - Cement -- 0.2%
      Texas Industries, Inc.#..........................  21,874  $1,594,615
      US Concrete, Inc.+#..............................  27,232     142,968
                                                                 ----------
                                                                  1,737,583
                                                                 ----------
    Building Products - Doors & Windows -- 0.1%
      Apogee Enterprises, Inc..........................  23,062     547,492
      PGT, Inc.+#......................................   8,347      25,625
      Quanex Building Products+........................  29,716     523,002
                                                                 ----------
                                                                  1,096,119
                                                                 ----------
    Building Products - Light Fixtures -- 0.0%
      LSI Industries, Inc..............................  14,703     156,440
                                                                 ----------
    Building Products - Wood -- 0.0%
      Universal Forest Products, Inc.#.................  13,370     453,644
                                                                 ----------
    Building - Heavy Construction -- 0.2%
      Granite Construction, Inc........................  27,145     992,692
      Perini Corp.+....................................  21,379     822,878
                                                                 ----------
                                                                  1,815,570
                                                                 ----------
    Building - Maintenance & Services -- 0.2%
      ABM Industries, Inc..............................  34,701     757,523
      Healthcare Services Group#.......................  33,312     587,623
      Integrated Electrical Services, Inc.+............  10,718     195,711
      Rollins, Inc.....................................  34,031     541,433
                                                                 ----------
                                                                  2,082,290
                                                                 ----------
    Building - MobileHome/Manufactured Housing -- 0.1%
      Champion Enterprises, Inc.+#.....................  61,486     513,408
      Fleetwood Enterprises, Inc.+#....................  51,309     213,446
      MonaCo. Coach Corp.#.............................  23,980     109,829
      Palm Harbor Homes, Inc.+#........................   7,834      59,303
      Skyline Corp.#...................................   5,464     145,998
      Winnebago Industries, Inc.#......................  23,673     353,201
                                                                 ----------
                                                                  1,395,185
                                                                 ----------
    Building - Residential/Commercial -- 0.1%
      Amrep Corp.#.....................................   1,255      62,763
      Beazer Homes USA, Inc.#..........................  31,322     217,688
      Brookfield Homes Corp.#..........................   9,044     136,564
      Hovnanian Enterprises, Inc., Class A+#...........  29,987     235,698
      M/I Homes, Inc.#.................................   9,661     165,879
      Meritage Homes Corp.+#...........................  21,007     363,421
      Standard-Pacific Corp.#..........................  51,861     162,843
      WCI Communities, Inc.+#..........................  24,733      46,993
                                                                 ----------
                                                                  1,391,849
                                                                 ----------
    Cable TV -- 0.1%
      Charter Communications, Inc., Class A+#.......... 327,337     520,466
      LodgeNet Entertainment Corp.+#...................  18,203     118,502
      Mediacom Communications Corp., Class A+#.........  38,564     239,482
                                                                 ----------
                                                                    878,450
                                                                 ----------
    Capacitors -- 0.0%
      KEMET Corp.+#....................................  67,255     271,038
                                                                 ----------
    Casino Hotels -- 0.1%
      Ameristar Casinos, Inc.#.........................  20,250     360,855
      Monarch Casino & Resort, Inc.+...................   9,004     124,706
      MTR Gaming Group, Inc.+#.........................  16,416      88,646
      Riviera Holdings Corp.+#.........................   8,146     131,965
      Trump Entertainment Resorts, Inc.+#..............  24,910      87,185
                                                                 ----------
                                                                    793,357
                                                                 ----------
    Casino Services -- 0.2%
      Bally Technologies, Inc.+........................  42,662   1,920,217
      Shuffle Master, Inc.+#...........................  28,214     176,055
                                                                 ----------
                                                                  2,096,272
                                                                 ----------

AIG Retirement Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                           Market Value
                   Security Description            Shares    (Note 2)
         --------------------------------------------------------------
         COMMON STOCK (continued)
         Cellular Telecom -- 0.2%
           Centennial Communications Corp.+.......  19,115 $   144,700
           iPCS, Inc.+(1)(3)......................  13,616     408,480
           Rural Cellular Corp. Class A+#.........   9,768     437,216
           Syniverse Holdings, Inc.+..............  21,868     471,474
           Virgin Mobile USA, Inc.+#..............  22,014      78,810
                                                           -----------
                                                             1,540,680
                                                           -----------
         Chemicals - Diversified -- 0.4%
           Georgia Gulf Corp.#....................  27,552     116,820
           Innophos Holdings, Inc.#...............  16,649     464,008
           Innospec, Inc..........................  19,236     473,590
           Olin Corp..............................  59,067   1,329,008
           Rockwood Holdings, Inc.+...............  28,077   1,030,987
           ShengdaTech, Inc.+#....................  22,922     189,107
                                                           -----------
                                                             3,603,520
                                                           -----------
         Chemicals - Fibers -- 0.1%
           Zoltek Cos., Inc.+#....................  19,987     604,207
                                                           -----------
         Chemicals - Other -- 0.0%
           American Vanguard Corp.................  14,574     194,854
                                                           -----------
         Chemicals - Plastics -- 0.2%
           A. Schulman, Inc.......................  21,600     487,944
           Landec Corp.+..........................  17,401     139,382
           PolyOne Corp.+.........................  74,486     576,521
           Spartech Corp..........................  24,088     259,428
                                                           -----------
                                                             1,463,275
                                                           -----------
         Chemicals - Specialty -- 1.2%
           Arch Chemicals, Inc....................  19,471     740,482
           Balchem Corp...........................  14,289     353,224
           Ferro Corp.............................  34,759     672,934
           H.B. Fuller Co.........................  42,344   1,053,095
           Hercules, Inc..........................  93,393   1,926,698
           Minerals Technologies, Inc.............  15,289   1,064,267
           NewMarket Corp.........................  11,458     896,818
           NL Industries, Inc.#...................   5,721      65,792
           OM Group, Inc.+........................  23,878   1,038,216
           Sensient Technologies Corp.............  37,654   1,184,218
           Stepan Co.#............................   4,971     203,264
           Symyx Technologies, Inc.+#.............  26,618     204,426
           Tronox, Inc., Class B..................  33,203     109,902
           Valhi, Inc.#...........................   5,395     168,540
           WR Grace & Co.+#.......................  56,137   1,520,190
           Zep, Inc.#.............................  17,398     285,675
                                                           -----------
                                                            11,487,741
                                                           -----------
         Circuit Boards -- 0.1%
           Multi-Fineline Electronix, Inc.+#......   6,725     134,836
           Park Electrochemical Corp..............  16,179     478,090
           TTM Technologies, Inc.+................  33,793     492,026
                                                           -----------
                                                             1,104,952
                                                           -----------
         Coal -- 1.0%
           Alpha Natural Resources, Inc.+.........  56,320   4,600,218
           International Coal Group, Inc.+#....... 101,778   1,024,904
           Walter Industries, Inc.................  41,703   3,888,388
                                                           -----------
                                                             9,513,510
                                                           -----------
         Coatings/Paint -- 0.0%
           Kronos Worldwide, Inc.#................   1,921      42,550
                                                           -----------
         Coffee -- 0.1%
           Farmer Brothers Co.#...................   5,395     128,671
           Green Mountain Coffee Roasters, Inc.+#.  13,786     595,004
           Peet's Coffee & Tea, Inc.+#............  10,940     255,558
                                                           -----------
                                                               979,233
                                                           -----------

                                                            Market Value
                   Security Description              Shares   (Note 2)

       -----------------------------------------------------------------
       Collectibles -- 0.0%
         RC2 Corp.+................................. 14,376  $  277,601
                                                             ----------
       Commerce -- 0.1%
         Ariba, Inc.+............................... 67,995   1,009,046
         Global Sources, Ltd.+#..................... 13,839     208,969
         i2 Technologies, Inc.+#.................... 12,397     148,764
                                                             ----------
                                                              1,366,779
                                                             ----------
       Commercial Services -- 0.8%
         Arbitron, Inc.#............................ 22,615   1,127,584
         CoStar Group, Inc.+#....................... 15,376     721,134
         CPI Corp.#.................................  4,169      94,428
         DynCorp International, Inc., Class A+...... 19,998     341,766
         ExlService Holdings, Inc.+#................ 18,101     360,934
         First Advantage Corp., Class A+#...........  5,951     119,436
         HMS Holdings Corp.+........................ 17,761     359,305
         ICT Group, Inc.+#..........................  6,491      68,805
         Live Nation, Inc.+#........................ 58,753     890,108
         PeopleSupport, Inc.+....................... 17,423     161,163
         PHH Corp.+................................. 42,860     807,054
         Pre-Paid Legal Services, Inc.+#............  6,725     282,383
         Source Interlink Cos., Inc.+#.............. 27,546      32,780
         Standard Parking Corp.+....................  7,479     160,350
         Steiner Leisure, Ltd.+..................... 12,904     498,869
         Team, Inc.+................................ 12,685     406,427
         TeleTech Holdings, Inc.+................... 33,479     865,097
         The Providence Service Corp.+..............  9,741     257,649
                                                             ----------
                                                              7,555,272
                                                             ----------
       Commercial Services - Finance -- 1.0%
         Advance America Cash Advance Centers, Inc.. 45,856     318,241
         Bankrate, Inc.+#...........................  9,015     455,258
         CBIZ, Inc.+#............................... 38,012     323,862
         Clayton Holdings, Inc.+.................... 10,108      59,536
         Coinstar, Inc.+............................ 22,276     848,716
         Deluxe Corp................................ 41,572     936,617
         Dollar Financial Corp.+#................... 12,858     256,260
         Euronet Worldwide, Inc.+#.................. 36,724     718,321
         Global Cash Access Holdings, Inc.+#........ 32,808     234,577
         Heartland Payment Systems, Inc.#........... 13,077     337,517
         Interactive Data Corp...................... 28,905     796,044
         Jackson Hewitt Tax Service, Inc.#.......... 22,770     319,235
         Morningstar, Inc.+#........................ 10,468     742,705
         Net 1 UEPS Technologies, Inc.+............. 33,499     936,632
         PacWest Bancorp............................ 19,505     411,165
         QC Holdings, Inc.#.........................  5,997      49,775
         Riskmetrics Group, Inc.+................... 17,033     353,094
         TNS, Inc.+................................. 19,391     485,357
         Wright Express Corp.+...................... 31,990   1,023,040
                                                             ----------
                                                              9,605,952
                                                             ----------
       Communications Software -- 0.1%
         Avid Technology, Inc.+#.................... 30,407     652,534
         Digi International, Inc.+.................. 20,227     182,447
         DivX, Inc.+................................ 18,602     182,114
         Seachange International, Inc.+............. 24,891     195,643
         Smith Micro Software, Inc.+#............... 23,736     200,332
                                                             ----------
                                                              1,413,070
                                                             ----------
       Computer Aided Design -- 0.5%
         Ansys, Inc.+............................... 62,100   2,937,330
         MSC.Software Corp.+#....................... 35,150     434,805
         Parametric Technology Corp.+............... 92,005   1,727,854
                                                             ----------
                                                              5,099,989
                                                             ----------

AIG Retirement Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                          Market Value
                  Security Description            Shares    (Note 2)
         -------------------------------------------------------------
         COMMON STOCK (continued)
         Computer Graphics -- 0.0%
           Monotype Imaging Holdings, Inc.+#.....   8,812  $  120,813
           Trident Microsystems, Inc.+...........  48,450     227,230
                                                           ----------
                                                              348,043
                                                           ----------
         Computer Services -- 0.8%
           3PAR, Inc.+...........................   6,009      51,137
           CACI International, Inc., Class A+....  24,754   1,261,711
           CIBER, Inc.+..........................  43,487     305,279
           COMSYS IT Partners, Inc.+.............  14,044     141,002
           iGate Corp.+..........................  17,494     149,574
           IHS, Inc.+............................  26,888   1,601,449
           Limelight Networks, Inc.+#............  14,786      49,829
           LivePerson, Inc.+#....................  32,380     104,264
           Manhattan Associates, Inc.+...........  20,470     519,938
           Ness Technologies, Inc.+..............  27,352     309,625
           Perot Systems Corp., Class A+.........  69,931   1,155,260
           SI International, Inc.+#..............  10,499     257,225
           SRA International, Inc.+..............  33,081     780,050
           SYKES Enterprises, Inc.+..............  26,347     545,646
           Syntel, Inc.#.........................  10,085     329,779
           Tyler Technologies, Inc.+.............  31,195     491,633
           Virtusa Corp.+........................   3,528      35,633
                                                           ----------
                                                            8,089,034
                                                           ----------
         Computer Software -- 0.2%
           Blackbaud, Inc........................  35,206     832,974
           Double - Take Software, Inc.+.........   6,720      87,629
           Guidance Software, Inc.+..............   2,631      26,284
           Omniture, Inc.+.......................  35,485     874,705
                                                           ----------
                                                            1,821,592
                                                           ----------
         Computers -- 0.1%
           Palm, Inc.#...........................  82,863     502,150
           Rackable Systems, Inc.+#..............  22,927     313,183
                                                           ----------
                                                              815,333
                                                           ----------
         Computers - Integrated Systems -- 0.6%
           3D Systems Corp.+.....................  14,100     129,156
           Agilysys, Inc.#.......................  18,846     196,752
           Cray, Inc.+...........................  26,004     162,005
           Echelon Corp.+#.......................  23,974     353,856
           Integral Systems, Inc#................   7,514     297,479
           Jack Henry & Associates, Inc..........  63,061   1,500,852
           Mercury Computer Systems, Inc.+.......  17,797     157,859
           MICROS Systems, Inc.+.................  64,915   2,140,247
           MTS Systems Corp......................  14,206     537,555
           Radiant Systems, Inc.+................  21,028     285,140
           Radisys Corp.+#.......................  17,586     176,388
           Stratasys, Inc.+......................  16,522     359,684
           Super Micro Computer, Inc.+#..........   7,392      53,075
                                                           ----------
                                                            6,350,048
                                                           ----------
         Computers - Memory Devices -- 0.2%
           Data Domain, Inc.+#...................   7,250     174,000
           Hutchinson Technology, Inc.+#.........  20,850     300,240
           Imation Corp.#........................  26,041     681,233
           Isilon Systems, Inc.+#................   6,820      33,418
           Netezza Corp+.........................   8,110     104,619
           Quantum Corp.+........................ 157,000     268,470
           Silicon Graphics, Inc.+#..............   5,222      40,314
           Silicon Storage Technology, Inc.+.....  72,752     236,444
           Smart Modular Technologies WWH, Inc.+.  40,158     216,050
           STEC, Inc.+#..........................  25,919     330,467
                                                           ----------
                                                            2,385,255
                                                           ----------

                                                                Market Value
                  Security Description                  Shares    (Note 2)

   -------------------------------------------------------------------------
   Computers - Periphery Equipment -- 0.2%
     Compellent Technologies Inc+#.....................   5,292  $   57,312
     Electronics for Imaging, Inc.+....................  42,841     709,876
     Immersion Corp.+..................................  24,144     206,914
     Rimage Corp.+.....................................   8,090     143,031
     Synaptics, Inc.+#.................................  19,258     823,665
                                                                 ----------
                                                                  1,940,798
                                                                 ----------
   Computers - Voice Recognition -- 0.0%
     Intervoice, Inc.+.................................  31,116     201,009
                                                                 ----------
   Consulting Services -- 1.0%
     BearingPoint, Inc.+#.............................. 172,396     234,458
     CRA International, Inc.+..........................   8,802     306,926
     Diamond Management & Technology Consultants, Inc..  21,113     111,899
     Forrester Research, Inc.+.........................  12,103     365,631
     FTI Consulting, Inc.+.............................  37,964   2,280,118
     Gartner, Inc.+#...................................  52,329   1,140,249
     Huron Consulting Group, Inc.+#....................  14,937     800,474
     LECG Corp.+.......................................  20,228     204,303
     MAXIMUS, Inc......................................  14,800     544,196
     Navigant Consulting, Inc.+#.......................  38,029     766,284
     The Advisory Board Co.+...........................  14,469     668,034
     Watson Wyatt Worldwide, Inc., Class A.............  34,254   2,006,257
                                                                 ----------
                                                                  9,428,829
                                                                 ----------
   Consumer Products - Misc. -- 0.6%
     American Greetings Corp., Class A.................  39,056     728,785
     Blyth, Inc........................................  19,215     373,924
     Central Garden and Pet Co. Class A+...............  55,941     417,320
     CSS Industries, Inc...............................   6,279     185,105
     Fossil, Inc.+#....................................  34,957   1,108,486
     Helen of Troy, Ltd.+#.............................  24,267     433,651
     Russ Berrie & Co., Inc.+..........................  13,319     161,027
     Spectrum Brands, Inc.+#...........................  31,347     130,404
     Tupperware Brands Corp............................  49,235   1,885,700
     WD-40 Co..........................................  13,158     455,793
                                                                 ----------
                                                                  5,880,195
                                                                 ----------
   Containers - Metal/Glass -- 0.3%
     Greif, Inc., Class A..............................  26,587   1,782,392
     Silgan Holdings, Inc..............................  19,864   1,136,817
                                                                 ----------
                                                                  2,919,209
                                                                 ----------
   Containers - Paper/Plastic -- 0.0%
     AEP Industries, Inc.+.............................   4,494     117,743
     Chesapeake Corp.+#................................  15,957      55,052
     Graphic Packaging Holding Co.+....................  93,567     279,765
                                                                 ----------
                                                                    452,560
                                                                 ----------
   Cosmetics & Toiletries -- 0.1%
     Chattem, Inc.+#...................................  13,589     845,372
     Elizabeth Arden, Inc.+#...........................  19,534     293,205
     Inter Parfums, Inc.#..............................   6,891     173,446
     Revlon, Inc., Class A+#........................... 157,529     138,626
                                                                 ----------
                                                                  1,450,649
                                                                 ----------
   Data Processing/Management -- 0.2%
     Commvault Systems, Inc.+..........................  28,423     497,687
     CSG Systems International, Inc.+..................  27,058     359,330
     FalconStor Software, Inc.+#.......................  25,634     229,168
     infoUSA, Inc......................................  26,041     146,090
     Pegasystems, Inc..................................  10,742     132,341
     Schawk, Inc.......................................  11,792     197,398
                                                                 ----------
                                                                  1,562,014
                                                                 ----------
   Decision Support Software -- 0.1%
     Interactive Intelligence, Inc.+#..................  10,436     135,981
     QAD, Inc.#........................................  10,919      83,639

AIG Retirement Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                            Market Value
                   Security Description              Shares   (Note 2)
       -----------------------------------------------------------------
       COMMON STOCK (continued)
       Decision Support Software (continued)
         SPSS, Inc.+................................ 14,733  $  580,038
         Wind River Systems, Inc.+.................. 59,791     646,939
                                                             ----------
                                                              1,446,597
                                                             ----------
       Dental Supplies & Equipment -- 0.1%
         Align Technology, Inc.+#................... 47,408     624,363
         Sirona Dental Systems, Inc.+#.............. 13,416     397,919
                                                             ----------
                                                              1,022,282
                                                             ----------
       Diagnostic Equipment -- 0.2%
         Hansen Medical, Inc.+#.....................  8,838     158,465
         Immucor, Inc.+............................. 55,176   1,480,372
                                                             ----------
                                                              1,638,837
                                                             ----------
       Diagnostic Kits -- 0.4%
         Inverness Medical Innovations, Inc.+#...... 60,441   2,209,723
         Meridian Bioscience, Inc.#................. 31,817     933,193
         OraSure Technologies, Inc.+#............... 36,988     201,215
         Quidel Corp.+.............................. 22,993     392,490
                                                             ----------
                                                              3,736,621
                                                             ----------
       Direct Marketing -- 0.0%
         Gaiam, Inc.+............................... 13,862     215,000
         ValueVision Media, Inc., Class A+#......... 22,269      98,206
                                                             ----------
                                                                313,206
                                                             ----------
       Disposable Medical Products -- 0.1%
         ICU Medical, Inc.+......................... 10,346     263,616
         Medical Action Industries, Inc.+........... 11,146     148,019
         Merit Medical Systems, Inc.+............... 21,933     349,173
         Volcano Corp.+............................. 23,108     322,126
                                                             ----------
                                                              1,082,934
                                                             ----------
       Distribution/Wholesale -- 0.8%
         Beacon Roofing Supply, Inc.+#.............. 35,459     432,954
         BlueLinx Holdings, Inc.#...................  9,225      43,911
         Bmp Sunstone Corp Com+#.................... 24,461     179,299
         Brightpoint, Inc.+......................... 40,737     401,259
         Building Materials Holding Corp.#.......... 23,540      63,087
         Core-Mark Holding Co., Inc.+#..............  7,344     213,270
         Houston Wire & Cable Co.#.................. 12,552     270,872
         LKQ Corp.+................................. 90,147   1,997,658
         MWI Veterinary Supply, Inc.+#..............  6,822     261,419
         Owens & Minor, Inc......................... 32,446   1,540,536
         Scansource, Inc.+#......................... 20,621     617,805
         United Stationers, Inc.+................... 18,725     792,817
         Watsco, Inc.#.............................. 18,337     852,671
                                                             ----------
                                                              7,667,558
                                                             ----------
       Diversified Financial Services -- 0.0%
         Newstar Financial Inc+#.................... 14,855      79,920
                                                             ----------
       Diversified Manufacturing Operations -- 1.3%
         A.O. Smith Corp............................ 16,480     595,752
         Actuant Corp., Class A..................... 43,910   1,603,154
         Acuity Brands, Inc.#....................... 32,861   1,749,848
         Ameron International Corp.#................  7,297     836,747
         AZZ, Inc.+#................................  9,335     292,932
         Barnes Group, Inc.#........................ 36,910   1,178,905
         Blount International, Inc.+................ 30,485     427,095
         EnPro Industries, Inc.+#................... 17,187     689,199
         ESCO Technologies, Inc.+#.................. 20,782   1,070,481
         Federal Signal Corp........................ 38,399     517,618
         GenTek, Inc.+#.............................  6,935     203,265
         Griffon Corp.+#............................ 23,890     215,966

                                                               Market Value
                   Security Description                 Shares   (Note 2)

    -----------------------------------------------------------------------
    Diversified Manufacturing Operations (continued)
      Koppers Holdings, Inc............................ 14,048 $   606,593
      LSB Industries, Inc.+............................ 12,442     226,942
      Matthews International Corp., Class A............ 25,308   1,204,914
      Park-Ohio Holdings Corp.+........................  6,422      96,458
      Raven Industries, Inc.#.......................... 12,820     483,955
      Standex International Corp.......................  9,957     205,612
      Tredegar Corp.................................... 22,124     323,232
                                                               -----------
                                                                12,528,668
                                                               -----------
    Diversified Minerals -- 0.1%
      AMCOL International Corp.#....................... 20,552     634,235
      General Moly Inc+#............................... 41,345     365,903
                                                               -----------
                                                                 1,000,138
                                                               -----------
    Diversified Operations -- 0.0%
      Resource America, Inc., Class A.................. 10,578     106,203
                                                               -----------
    Diversified Operations/Commercial Services -- 0.2%
      Chemed Corp...................................... 19,157     693,866
      Compass Diversified Trust#....................... 16,954     232,270
      Viad Corp........................................ 16,881     556,735
      Volt Information Sciences, Inc.+#................ 10,636     159,115
                                                               -----------
                                                                 1,641,986
                                                               -----------
    Drug Delivery Systems -- 0.2%
      Alkermes, Inc.+.................................. 80,549   1,020,556
      Bentley Pharmaceuticals, Inc.+#.................. 15,308     239,723
      I-Flow Corp.+#................................... 16,431     225,598
      Nastech Pharmaceutical Co., Inc.+#............... 21,457      25,534
      Noven Pharmaceuticals, Inc.+#.................... 19,896     243,527
      Penwest Pharmaceuticals Co.+#.................... 18,655      58,203
                                                               -----------
                                                                 1,813,141
                                                               -----------
    E-Commerce/Products -- 0.2%
      1-800-FLOWERS.COM, Inc., Class A+................ 19,369     160,375
      Blue Nile, Inc.+#................................ 10,742     572,656
      FTD Group, Inc................................... 15,324     226,029
      Mercadolibre, Inc.+#............................. 12,886     604,998
      Overstock.com, Inc.+#............................ 13,185     333,185
      Shutterfly, Inc.+................................ 12,346     177,906
      Stamps.com, Inc.+#............................... 13,202     192,749
                                                               -----------
                                                                 2,267,898
                                                               -----------
    E-Commerce/Services -- 0.6%
      Internet Brands Inc Cl A Common+#................  4,817      34,153
      Move, Inc.+#..................................... 83,547     251,476
      NetFlix, Inc.+#.................................. 33,722   1,023,800
      Orbitz Worldwide, Inc.+#......................... 27,230     211,305
      priceline.com, Inc.+#............................ 30,351   4,083,120
                                                               -----------
                                                                 5,603,854
                                                               -----------
    E-Marketing/Info -- 0.3%
      Comscore Inc+....................................  4,793     117,429
      Constant Contact, Inc.+#.........................  5,795     111,264
      Digital River, Inc.+............................. 29,704   1,189,942
      Liquidity Services, Inc.+#.......................  8,500      94,350
      ValueClick, Inc.+................................ 79,962   1,608,036
                                                               -----------
                                                                 3,121,021
                                                               -----------
    E-Services/Consulting -- 0.2%
      GSI Commerce, Inc.+#............................. 16,007     231,942
      Keynote Systems, Inc.+#.......................... 12,568     169,668
      Perficient, Inc.+#............................... 25,559     271,181
      RightNow Technologies, Inc.+#.................... 14,470     215,024
      Sapient Corp.+................................... 65,297     430,960
      Websense, Inc.+.................................. 36,024     633,662
                                                               -----------
                                                                 1,952,437
                                                               -----------

AIG Retirement Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                              Market Value
                   Security Description               Shares    (Note 2)
      --------------------------------------------------------------------
      COMMON STOCK (continued)
      Educational Software -- 0.1%
        Blackboard, Inc.+............................  24,708 $   935,939
        Renaissance Learning, Inc.#..................   6,818     101,929
                                                              -----------
                                                                1,037,868
                                                              -----------
      Electric Products - Misc. -- 0.3%
        GrafTech International, Ltd.+................  83,527   2,205,113
        Littelfuse, Inc.+............................  17,807     672,926
                                                              -----------
                                                                2,878,039
                                                              -----------
      Electric - Distribution -- 0.0%
        EnerNOC, Inc.+#..............................   3,283      48,753
                                                              -----------
      Electric - Integrated -- 1.6%
        Allete, Inc.#................................  20,540     912,387
        Aquila, Inc.+................................ 300,130   1,143,495
        Avista Corp..................................  42,257     897,116
        Black Hills Corp.............................  30,173   1,063,296
        Central Vermont Public Service Corp..........   8,158     165,934
        CH Energy Group, Inc.#.......................  12,626     478,273
        Cleco Corp...................................  47,809   1,194,269
        El Paso Electric Co.+........................  36,673     792,504
        IDACORP, Inc.#...............................  35,234   1,080,274
        MGE Energy, Inc.#............................  16,994     583,744
        Northwestern Corp............................  31,218     827,589
        Osiris Therapeutics, Inc.+#..................  11,789     165,164
        Otter Tail Corp.#............................  23,813     893,940
        Pike Electric Corp.+.........................  14,232     221,877
        PNM Resources, Inc.#.........................  61,428     912,206
        Portland General Electric Co.................  24,434     572,000
        The Empire District Electric Co.#............  26,877     555,816
        UIL Holdings Corp............................  20,150     652,860
        Unisource Energy Corp........................  28,254     958,093
        Westar Energy, Inc...........................  80,064   1,921,536
                                                              -----------
                                                               15,992,373
                                                              -----------
      Electric - Transmission -- 0.2%
        ITC Holdings Corp.#..........................  38,852   2,120,154
                                                              -----------
      Electronic Components - Misc. -- 0.5%
        Bel Fuse, Inc., Class B......................   9,521     249,355
        Benchmark Electronics, Inc.+.................  54,906     975,680
        CTS Corp.....................................  27,023     294,010
        Cubic Corp...................................  12,457     314,913
        Daktronics, Inc.#............................  25,460     514,037
        Methode Electronics, Inc.....................  29,285     335,020
        OSI Systems, Inc.+...........................  12,132     305,848
        Plexus Corp.+................................  34,949     986,610
        Rogers Corp.+................................  12,818     502,338
        Stoneridge, Inc.+............................  11,370     190,220
        Technitrol, Inc..............................  32,674     651,846
                                                              -----------
                                                                5,319,877
                                                              -----------
      Electronic Components - Semiconductors -- 1.7%
        Actel Corp.+.................................  20,866     357,852
        Advanced Analogic Technologies, Inc.+........  30,561     213,316
        Amkor Technology, Inc.+#.....................  83,790     893,201
        Applied Micro Circuits Corp.+#...............  52,061     510,718
        Authentec, Inc.+.............................   6,531      89,018
        Cavium Network, Inc.+#.......................   5,404     140,828
        Conexant Systems, Inc.+#..................... 392,891     180,730
        Diodes, Inc.+#...............................  23,856     673,455
        DSP Group, Inc.+.............................  24,070     200,744
        Entropic Communications ,Inc.+...............   7,386      38,260
        IPG Photonics Corp.+#........................   8,045     161,624
        IXYS Corp.+..................................  19,599     228,524
        Lattice Semiconductor Corp.+.................  91,933     327,282
        Microsemi Corp.+#............................  61,092   1,673,921

                                                                Market Value
                   Security Description                 Shares    (Note 2)

    ------------------------------------------------------------------------
    Electronic Components - Semiconductors (continued)
      Microtune, Inc.+.................................  42,928 $   179,439
      MIPS Technologies, Inc.+.........................  34,748     132,737
      Monolithic Power Systems, Inc.+..................  20,259     490,876
      Netlogic Microsystems, Inc.+#....................  13,187     497,941
      OmniVision Technologies, Inc.+#..................  43,996     712,735
      ON Semiconductor Corp.+#......................... 256,002   2,531,860
      PLX Technology, Inc.+............................  22,964     191,979
      PMC - Sierra, Inc.+#............................. 171,149   1,456,478
      Rubicon Technology Inc Com+#.....................   5,212     119,198
      Semtech Corp.+...................................  50,369     882,465
      Silicon Image, Inc.+.............................  61,797     434,433
      SiRF Technology Holdings, Inc.+#.................  48,072     349,483
      Skyworks Solutions, Inc.+........................ 128,075   1,323,015
      Spansion, Inc. Class A+#.........................  81,195     255,764
      Supertex, Inc.+#.................................   8,527     215,733
      Syntax-Brillian Corp.+#..........................  45,945      36,747
      Volterra Semiconductor Corp.+....................  17,046     271,031
      Zoran Corp.+.....................................  39,729     581,235
                                                                -----------
                                                                 16,352,622
                                                                -----------
    Electronic Design Automation -- 0.2%
      Ansoft Corp.+....................................  13,624     497,004
      Cogo Group, Inc.+#...............................  15,740     220,675
      Magma Design Automation, Inc.+#..................  32,555     245,790
      Mentor Graphics Corp.+...........................  71,750     835,887
                                                                -----------
                                                                  1,799,356
                                                                -----------
    Electronic Measurement Instruments -- 0.9%
      Analogic Corp....................................  10,605     710,747
      Badger Meter, Inc.#..............................  11,397     560,163
      Eagle Test Systems, Inc.+........................   9,821     113,236
      FARO Technologies, Inc.+#........................  13,287     380,938
      FLIR Systems, Inc.+.............................. 106,206   4,186,640
      Itron, Inc.+.....................................  24,041   2,345,921
      Measurement Specialties, Inc.+...................  11,427     222,598
      Zygo Corp.+......................................  12,112     144,981
                                                                -----------
                                                                  8,665,224
                                                                -----------
    Electronic Security Devices -- 0.1%
      American Science and Engineering, Inc.#..........   7,351     376,518
      ICX Technologies Inc+#...........................   3,995      26,687
      LoJack Corp.+....................................  15,010     138,842
      Taser International, Inc.+#......................  49,723     349,553
                                                                -----------
                                                                    891,600
                                                                -----------
    Energy - Alternate Sources -- 0.3%
      Aventine Renewable Energy Holdings, Inc.+#.......  24,104     135,464
      Clean Energy Fuels Corp.+#.......................   8,000     119,600
      Comverge, Inc.+#.................................   5,271      67,416
      Evergreen Energy, Inc.+#.........................  67,012     147,426
      Evergreen Solar, Inc.+#..........................  80,448     836,659
      FuelCell Energy, Inc.+#..........................  53,067     537,569
      Headwaters, Inc.+#...............................  31,570     343,166
      MGP Ingredients, Inc.#...........................   7,925      58,645
      Nova Biosource Fuels, Inc.+#.....................  25,111      28,124
      Pacific Ethanol, Inc.+#..........................  28,494     100,869
      Verasun Energy Corp.+#...........................  40,702     276,774
      Verenium Corp.+#.................................  32,592      78,221
                                                                -----------
                                                                  2,729,933
                                                                -----------
    Engineering/R&D Services -- 0.6%
      Aecom Technology Corp.+..........................  34,343   1,106,188
      EMCOR Group, Inc.+...............................  51,088   1,499,433
      ENGlobal Corp.+..................................  13,400     137,618
      Michael Baker Corp.+.............................   5,783     129,944

AIG Retirement Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                              Market Value
                   Security Description               Shares    (Note 2)
      --------------------------------------------------------------------
      COMMON STOCK (continued)
      Engineering/R&D Services (continued)
        SAIC, Inc.+.................................. 147,682 $ 2,943,302
        Stanley, Inc.+...............................   6,405     202,142
                                                              -----------
                                                                6,018,627
                                                              -----------
      Engines - Internal Combustion -- 0.1%
        Briggs & Stratton Corp.#.....................  39,616     584,336
                                                              -----------
      Enterprise Software/Service -- 1.1%
        Advent Software, Inc.+#......................  13,900     597,283
        Concur Technologies, Inc.+#..................  34,297   1,257,671
        Epicor Software Corp.+.......................  46,541     399,322
        Informatica Corp.+...........................  70,097   1,261,746
        JDA Software Group, Inc.+#...................  20,567     419,567
        Lawson Software, Inc.+.......................  98,845     861,928
        ManTech International Corp., Class A+........  15,642     788,826
        MicroStrategy, Inc., Class A+................   7,659     609,733
        Omnicell, Inc.+#.............................  26,938     357,737
        Packeteer, Inc.+.............................  28,818     204,608
        PROS Holdings, Inc.+.........................   6,278      73,201
        Sybase, Inc.+................................  73,152   2,342,327
        SYNNEX Corp.+#...............................  13,049     324,268
        Taleo Corp., Class A+........................  13,236     261,940
        The Ultimate Software Group, Inc.+#..........  19,765     747,710
                                                              -----------
                                                               10,507,867
                                                              -----------
      Entertainment Software -- 0.3%
        Glu Mobile, Inc.+#...........................   5,932      29,245
        Midway Games, Inc.+#.........................  18,520      40,744
        Take - Two Interactive Software, Inc.+.......  61,570   1,666,700
        THQ, Inc.+#..................................  53,599   1,149,698
                                                              -----------
                                                                2,886,387
                                                              -----------
      Environmental Consulting & Engineering -- 0.1%
        Tetra Tech, Inc.+............................  46,536   1,230,412
                                                              -----------
      Environmental Monitoring & Detection -- 0.2%
        Clean Harbors, Inc.+.........................  13,280     943,278
        Mine Safety Appliances Co.#..................  22,532     929,220
                                                              -----------
                                                                1,872,498
                                                              -----------
      Filtration/Separation Products -- 0.2%
        CLARCOR, Inc.................................  41,076   1,783,520
        Polypore International, Inc.+................  12,011     284,661
                                                              -----------
                                                                2,068,181
                                                              -----------
      Finance - Auto Loans -- 0.0%
        Credit Acceptance Corp.+#....................   4,100     107,051
                                                              -----------
      Finance - Commercial -- 0.0%
        Cardtronics, Inc.+...........................   9,608      94,735
                                                              -----------
      Finance - Consumer Loans -- 0.2%
        ASTA Funding, Inc.#..........................   9,009      73,604
        Encore Capital Group, Inc.+..................  12,876     136,099
        Nelnet, Inc., Class A#.......................  14,023     184,963
        Ocwen Financial Corp.+#......................  28,447     200,267
        Portfolio Recovery Associates, Inc.+#........  12,102     497,271
        World Acceptance Corp.+#.....................  14,031     620,451
                                                              -----------
                                                                1,712,655
                                                              -----------
      Finance - Credit Card -- 0.0%
        Advanta Corp., Class B.......................  29,692     258,321
        CompuCredit Corp.+#..........................  14,562     133,679
                                                              -----------
                                                                  392,000
                                                              -----------
      Finance - Investment Banker/Broker -- 0.8%
        Cowen Group, Inc.+#..........................  11,689      92,811
        Duff + Phelps Corp New Cl A+.................   7,555     123,147

                                                               Market Value
                   Security Description                Shares    (Note 2)

     ----------------------------------------------------------------------
     Finance - Investment Banker/Broker (continued)
       Evercore Partners, Inc., Class A#..............   7,381  $  107,467
       FBR Capital Markets Corp.+.....................  24,887     127,670
       Friedman Billings Ramsey Group, Inc., Class A#. 112,422     215,850
       Greenhill & Co., Inc.#.........................  14,323     862,961
       Interactive Brokers Group, Inc., Class A+#.....  32,040   1,043,543
       KBW, Inc.+#....................................  24,619     606,120
       Knight Capital Group, Inc., Class A+...........  77,778   1,385,226
       LaBranche & Co., Inc.+#........................  42,592     285,366
       Ladenburg Thalmann Financial Services, Inc.+#..  78,452     153,766
       optionsXpress Holdings, Inc....................  34,989     799,149
       Penson Worldwide, Inc.+........................  10,610     142,174
       Piper Jaffray Cos., Inc.+......................  14,015     532,570
       Sanders Morris Harris Group, Inc.#.............  14,888     108,682
       Stifel Financial Corp.+#.......................  11,977     683,767
       SWS Group, Inc.#...............................  17,879     330,404
       Thomas Weisel Partners Group, Inc.+#...........  17,275     117,816
       TradeStation Group, Inc.+......................  23,208     244,380
                                                                ----------
                                                                 7,962,869
                                                                ----------
     Finance - Leasing Company -- 0.1%
       Financial Federal Corp.#.......................  20,399     495,492
                                                                ----------
     Finance - Mortgage Loan/Banker -- 0.0%
       Centerline Holding Co.#........................  40,790     100,751
       Federal Agricultural Mtg. Corp., Class C#......   8,266     239,384
                                                                ----------
                                                                   340,135
                                                                ----------
     Finance - Other Services -- 0.1%
       Asset Acceptance Capital Corp.#................  11,949     168,362
       BGC Parnters, Inc., Class A+...................  15,595     139,107
       FCStone Group, Inc.+...........................   7,055     276,062
       GFI Group, Inc.#...............................  51,348     607,960
       MarketAxess Holdings, Inc.+#...................  24,866     194,452
                                                                ----------
                                                                 1,385,943
                                                                ----------
     Financial Guarantee Insurance -- 0.2%
       Assured Guaranty, Ltd.#........................  64,241   1,483,967
       Primus Guaranty, Ltd.+#........................  36,065     164,096
       RAM Holdings, Ltd.+#...........................  14,572      18,215
       Security Capital Assurance, Ltd.#..............  19,091      14,700
       Triad Guaranty, Inc.+#.........................   9,172      20,270
                                                                ----------
                                                                 1,701,248
                                                                ----------
     Firearms & Ammunition -- 0.0%
       Smith & Wesson Holding Corp.+#.................  23,754     137,060
       Sturm Ruger & Co., Inc.+#......................  16,478     125,892
                                                                ----------
                                                                   262,952
                                                                ----------
     Food - Baking -- 0.2%
       Flowers Foods, Inc.............................  61,480   1,729,432
                                                                ----------
     Food - Canned -- 0.1%
       Treehouse Foods, Inc.+.........................  24,993     653,067
                                                                ----------
     Food - Confectionery -- 0.1%
       Tootsie Roll Industries, Inc.#.................  29,460     755,060
                                                                ----------
     Food - Dairy Products -- 0.0%
       American Dairy, Inc.+#.........................   5,483      69,141
                                                                ----------
     Food - Misc. -- 0.6%
       Cal-Maine Foods, Inc.#.........................  10,095     314,964
       Chiquita Brands International, Inc.+#..........  34,007     827,730
       Hain Celestial Group, Inc.+#...................  31,787     914,512
       J & J Snack Foods Corp.........................  11,218     325,883
       Lancaster Colony Corp..........................  16,815     551,027
       Lance, Inc.....................................  24,826     519,112
       M&F Worldwide Corp.+#..........................   9,715     347,700

AIG Retirement Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                            Market Value
                   Security Description              Shares   (Note 2)
        ----------------------------------------------------------------
        COMMON STOCK (continued)
        Food - Misc. (continued)
          Ralcorp Holdings, Inc.+................... 20,565  $1,233,900
          Seaboard Corp.#...........................    284     509,780
                                                             ----------
                                                              5,544,608
                                                             ----------
        Food - Retail -- 0.3%
          Arden Group, Inc., Class A#...............    908     106,508
          Great Atlantic & Pacific Tea Co., Inc.+#.. 22,359     557,410
          Ingles Markets, Inc., Class A.............  9,933     241,968
          Ruddick Corp.............................. 32,920   1,169,648
          Village Super Market, Class A.............  2,455     115,017
          Weis Markets, Inc.........................  9,944     343,167
          Winn-Dixie Stores, Inc.+.................. 27,417     494,877
                                                             ----------
                                                              3,028,595
                                                             ----------
        Food - Wholesale/Distribution -- 0.2%
          Fresh Del Monte Produce, Inc.+#........... 24,566     725,680
          Nash Finch Co.#........................... 10,201     390,086
          Spartan Stores, Inc....................... 17,360     416,293
          United Natural Foods, Inc.+#.............. 34,285     729,242
                                                             ----------
                                                              2,261,301
                                                             ----------
        Footwear & Related Apparel -- 0.5%
          Deckers Outdoor Corp.+#................... 10,242   1,400,286
          Heelys, Inc.+#............................  5,156      22,635
          Iconix Brand Group, Inc.+#................ 40,615     588,918
          Skechers USA, Inc., Class A+.............. 16,334     392,833
          Steven Madden, Ltd.+...................... 16,416     336,364
          Timberland Co., Class A+#................. 37,820     696,266
          Weyco Group, Inc.#........................  5,935     170,750
          Wolverine World Wide, Inc................. 39,809   1,142,916
                                                             ----------
                                                              4,750,968
                                                             ----------
        Forestry -- 0.0%
          Deltic Timber Corp.#......................  8,405     453,029
                                                             ----------
        Funeral Services & Related Items -- 0.1%
          Stewart Enterprises, Inc., Class A#....... 76,092     525,035
                                                             ----------
        Gambling (Non-Hotel) -- 0.1%
          Dover Downs Gaming & Entertainment, Inc.#. 12,524     109,209
          Isle of Capri Casinos, Inc.+#............. 12,872      88,173
          Lakes Entertainment, Inc.+#............... 14,267      79,467
          Pinnacle Entertainment, Inc.+#............ 47,810     663,125
                                                             ----------
                                                                939,974
                                                             ----------
        Gas - Distribution -- 1.0%
          EnergySouth, Inc.#........................  5,681     307,910
          Laclede Group, Inc........................ 17,303     692,120
          New Jersey Resources Corp................. 33,636   1,120,415
          Nicor, Inc.#.............................. 36,066   1,472,575
          Northwest Natural Gas Co.................. 21,618     985,564
          Piedmont Natural Gas, Inc.#............... 59,756   1,615,205
          South Jersey Industries, Inc.............. 23,603     902,815
          Southwest Gas Corp........................ 33,771   1,052,980
          WGL Holdings, Inc.#....................... 39,429   1,375,678
                                                             ----------
                                                              9,525,262
                                                             ----------
        Golf -- 0.1%
          Callaway Golf Co.......................... 53,096     674,319
                                                             ----------
        Hazardous Waste Disposal -- 0.1%
          American Ecology Corp..................... 12,992     373,130
          Energy Solutions, Inc..................... 24,043     610,692
                                                             ----------
                                                                983,822
                                                             ----------
        Health Care Cost Containment -- 0.1%
          Corvel Corp.+.............................  6,100     219,661
          Healthspring, Inc.+....................... 38,306     711,725
                                                             ----------
                                                                931,386
                                                             ----------

                                                             Market Value
                   Security Description               Shares   (Note 2)

       ------------------------------------------------------------------
       Home Furnishings -- 0.3%
         American Woodmark Corp.#....................  8,715  $  196,349
         Ethan Allen Interiors, Inc.#................ 19,667     551,463
         Furniture Brands International, Inc.#....... 38,729     544,530
         Hooker Furniture Corp.#.....................  8,275     166,990
         Kimball International, Inc., Class B........ 21,070     222,288
         La-Z-Boy, Inc.#............................. 41,150     261,302
         Sealy Corp.#................................ 35,819     222,794
         Tempur - Pedic International, Inc.#......... 60,189     646,430
                                                              ----------
                                                               2,812,146
                                                              ----------
       Hotels/Motels -- 0.2%
         Gaylord Entertainment Co.+#................. 32,812     932,189
         Lodgian, Inc.+.............................. 13,652     122,868
         Marcus Corp................................. 16,954     292,117
         Morgans Hotel Group Co.+#................... 16,339     210,283
                                                              ----------
                                                               1,557,457
                                                              ----------
       Housewares -- 0.0%
         Libbey, Inc................................. 11,532     132,964
         Lifetime Brands, Inc.#......................  8,240      57,762
         National Presto Industries, Inc.............  3,571     238,150
                                                              ----------
                                                                 428,876
                                                              ----------
       Human Resources -- 0.7%
         Administaff, Inc.#.......................... 17,468     487,707
         AMN Healthcare Services, Inc.+.............. 27,787     483,772
         Barrett Business Services, Inc.#............  5,953      78,282
         CDI Corp.................................... 10,340     294,690
         Cross Country Healthcare, Inc.+............. 25,684     397,331
         Emergency Medical Services Corp., Class A+#.  7,441     173,450
         Gevity HR, Inc.............................. 19,583     146,285
         Heidrick & Struggles International, Inc.#... 14,413     412,932
         Hudson Highland Group, Inc.+................ 20,209     253,219
         Kelly Services, Inc., Class A............... 18,660     391,860
         Kenexa Corp.+............................... 18,839     379,417
         Kforce, Inc.+............................... 25,947     240,010
         Korn/Ferry International+................... 38,163     641,138
         MPS Group, Inc.+............................ 76,433     877,451
         On Assignment, Inc.+........................ 28,144     234,721
         Resources Connection, Inc................... 36,300     762,663
         Spherion Corp.+............................. 45,171     227,210
         Successfactors Inc+#........................  9,102     101,032
         TrueBlue, Inc.+............................. 35,207     512,614
                                                              ----------
                                                               7,095,784
                                                              ----------
       Identification Systems -- 0.4%
         Brady Corp., Class A........................ 40,371   1,562,761
         Checkpoint Systems, Inc.+................... 31,587     820,314
         Cogent, Inc.+#.............................. 34,878     417,490
         L-1 Identity Solutions, Inc.+#.............. 50,689     802,914
                                                              ----------
                                                               3,603,479
                                                              ----------
       Independent Power Producer -- 0.1%
         Ormat Technologies, Inc.#................... 10,993     550,859
                                                              ----------
       Industrial Audio & Video Products -- 0.0%
         Sonic Solutions Inc.+#...................... 17,895     171,792
                                                              ----------
       Industrial Automated/Robotic -- 0.5%
         Cognex Corp.#............................... 35,437     987,275
         Gerber Scientific, Inc.+.................... 18,517     185,355
         Hurco Cos., Inc.+#..........................  4,473     162,057
         Intermec, Inc.+#............................ 48,537   1,096,936
         iRobot Corp.+#.............................. 12,307     172,544
         Nordson Corp................................ 26,982   1,938,657
                                                              ----------
                                                               4,542,824
                                                              ----------

AIG Retirement Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                             Market Value
                   Security Description               Shares   (Note 2)
      -------------------------------------------------------------------
      COMMON STOCK (continued)
      Instruments - Controls -- 0.3%
        Watts Water Technologies, Inc., Class A#..... 23,851  $  676,414
        Woodward Governor Co......................... 48,021   1,933,806
        X-Rite, Inc.+#............................... 23,284      40,980
                                                              ----------
                                                               2,651,200
                                                              ----------
      Instruments - Scientific -- 0.3%
        Dionex Corp.+................................ 15,239   1,111,228
        FEI Co.+#.................................... 29,067     681,331
        OYO Geospace Corp.+#.........................  3,182     179,528
        Varian, Inc.+................................ 24,562   1,362,945
                                                              ----------
                                                               3,335,032
                                                              ----------
      Insurance Brokers -- 0.1%
        Crawford & Co., Class B+#.................... 20,334     121,597
        eHealth, Inc.+#.............................. 10,690     266,502
        Hilb Rogal and Hobbs Co...................... 29,454     911,896
                                                              ----------
                                                               1,299,995
                                                              ----------
      Insurance - Life/Health -- 0.4%
        American Equity Investment Life Holding Co.#. 45,532     481,273
        Delphi Financial Group, Inc., Class A........ 34,788   1,005,025
        FBL Financial Group, Inc., Class A........... 11,524     309,419
        Independence Holding Co.#....................  5,062      69,299
        Kansas City Life Insurance Co................  3,724     195,622
        National Western Life Insurance Co., Class A.  1,807     426,054
        Presidential Life Corp....................... 17,301     304,844
        The Phoenix Cos., Inc........................ 91,397     925,852
        Universal American Financial Corp.+.......... 39,078     451,351
                                                              ----------
                                                               4,168,739
                                                              ----------
      Insurance - Multi-line -- 0.1%
        Citizens, Inc.+#............................. 29,498     195,277
        Horace Mann Educators Corp................... 32,548     530,207
        United Fire & Casualty Co.................... 17,543     633,127
                                                              ----------
                                                               1,358,611
                                                              ----------
      Insurance - Property/Casualty -- 1.4%
        American Physicians Capital, Inc.............  6,663     303,300
        Amerisafe, Inc.+............................. 15,056     239,240
        Amtrust Financial Services, Inc.............. 20,508     306,800
        Baldwin & Lyons, Inc., Class B...............  6,512     141,376
        Castlepoint Holdings, Ltd....................  6,346      68,473
        CNA Surety Corp.+............................ 13,246     193,789
        Commerce Group, Inc.#........................ 39,156   1,439,766
        Darwin Professional Underwriters, Inc.+......  6,149     174,878
        Donegal Group, Inc., Class A................. 10,642     190,598
        EMC Insurance Group, Inc.#...................  4,784     134,096
        Employers Holdings, Inc...................... 39,744     758,713
        Enstar Group, Ltd.+..........................  5,610     598,811
        First Acceptance Corp.+#..................... 13,689      47,912
        First Mercury Financial Corp.+............... 10,437     184,317
        FPIC Insurance Group, Inc.+..................  7,306     332,496
        Hallmark Financial Services+.................  3,676      46,685
        Harleysville Group, Inc...................... 11,833     461,605
        Infinity Property & Casualty Corp............ 13,103     528,313
        LandAmerica Financial Group, Inc.#........... 12,469     371,327
        Meadowbrook Insurance Group, Inc............. 25,674     176,380
        National Interstate Corp.#...................  4,247      97,511
        Navigators Group, Inc.+...................... 10,512     530,751
        NYMAGIC, Inc.#...............................  4,668     106,010
        PMA Capital Corp., Class A+.................. 26,138     260,857
        ProAssurance Corp.+.......................... 26,703   1,367,995
        RLI Corp..................................... 15,599     797,733
        Safety Insurance Group, Inc.................. 12,997     502,464
        SeaBright Insurance Holdings, Inc.+.......... 16,660     255,231

                                                            Market Value
                  Security Description              Shares    (Note 2)

       -----------------------------------------------------------------
       Insurance - Property/Casualty (continued)
         Selective Insurance Group, Inc............  43,942 $   961,451
         State Auto Financial Corp.................  11,560     318,478
         Stewart Information Services Corp.........  13,777     325,826
         Tower Group, Inc..........................  15,971     416,364
         United America Indemnity, Ltd. Class A+...  19,825     288,850
         Zenith National Insurance Corp............  29,673   1,197,306
                                                            -----------
                                                             14,125,702
                                                            -----------
       Insurance - Reinsurance -- 0.9%
         Argo Group International Holdings, Ltd.+..  23,506     907,096
         Aspen Insurance Holdings, Ltd.............  70,600   1,804,536
         Flagstone Reinsurance Holdings, Ltd.......  11,000     143,000
         Greenlight Capital Re, Ltd. Class A+#.....   8,589     169,289
         IPC Holdings, Ltd.........................  44,637   1,267,691
         Max Re Capital, Ltd.......................  44,938   1,083,905
         Montpelier Re Holdings, Ltd.#.............  76,733   1,286,812
         Odyssey Re Holdings Corp..................  21,463     805,721
         Platinum Underwriters Holdings, Ltd.......  39,189   1,390,034
         Validus Holdings, Ltd.....................  12,662     264,889
                                                            -----------
                                                              9,122,973
                                                            -----------
       Internet Application Software -- 0.5%
         Art Technology Group, Inc.+............... 102,463     384,236
         CyberSource Corp.+........................  51,329     996,296
         DealerTrack Holdings, Inc.+#..............  28,662     603,049
         eResearch Technology, Inc.+...............  31,372     501,638
         Interwoven, Inc.+.........................  34,912     468,170
         Lionbridge Technologies, Inc.+#...........  48,472     117,787
         On2 Technologies, Inc.+#.................. 127,962     110,047
         RealNetworks, Inc.+.......................  77,043     562,414
         S1 Corp.+.................................  41,349     270,423
         Vignette Corp.+...........................  19,678     254,830
         Vocus, Inc.+..............................  11,017     350,010
                                                            -----------
                                                              4,618,900
                                                            -----------
       Internet Connectivity Services -- 0.1%
         Cogent Communications Group, Inc.+#.......  37,430     615,723
         Internap Network Services Corp.+#.........  39,188     206,521
                                                            -----------
                                                                822,244
                                                            -----------
       Internet Content - Information/News -- 0.3%
         CNET Networks, Inc.+...................... 121,128   1,386,916
         Dice Hldgs Inc+#..........................  13,613     103,595
         Harris Interactive, Inc.+#................  42,239      80,254
         HSW International Inc+#...................  12,273      45,287
         InfoSpace, Inc............................  26,427     241,279
         Loopnet, Inc.+#...........................  20,192     265,121
         TechTarget, Inc.+.........................   6,500      78,910
         The Knot, Inc.+#..........................  22,124     256,860
         TheStreet.com, Inc.#......................  17,502     135,115
         Travelzoo, Inc.+#.........................   5,627      60,096
                                                            -----------
                                                              2,653,433
                                                            -----------
       Internet Financial Services -- 0.0%
         Online Resources Corp.+#..................  23,087     223,944
                                                            -----------
       Internet Incubators -- 0.1%
         CMGI Inc+.................................  39,024     584,579
         Internet Capital Group, Inc.+.............  30,959     311,448
         Safeguard Scientifics, Inc.+#.............  96,863     133,671
                                                            -----------
                                                              1,029,698
                                                            -----------
       Internet Infrastructure Equipment -- 0.1%
         Avocent Corp.+............................  36,603     722,177
                                                            -----------
       Internet Infrastructure Software -- 0.2%
         AsiaInfo Holdings, Inc.+..................  25,372     348,865

AIG Retirement Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                              Market Value
                   Security Description               Shares    (Note 2)
      --------------------------------------------------------------------
      COMMON STOCK (continued)
      Internet Infrastructure Software (continued)
        Chordiant Software, Inc.+....................  26,230  $  168,397
        Imergent, Inc.#..............................   9,211     105,926
        Openwave Systems, Inc.#......................  66,284     131,242
        TIBCO Software, Inc.+........................ 152,644   1,178,412
                                                               ----------
                                                                1,932,842
                                                               ----------
      Internet Security -- 0.1%
        Blue Coat Systems, Inc.+.....................  26,184     474,454
        iPass, Inc.+#................................  40,429      86,922
        Secure Computing Corp.+#.....................  37,322     198,926
        SonicWALL, Inc.+.............................  48,442     387,536
        Sourcefire, Inc.+#...........................   5,307      40,546
        Vasco Data Security International, Inc.+#....  20,957     271,603
                                                               ----------
                                                                1,459,987
                                                               ----------
      Internet Telephone -- 0.1%
        Ibasis, Inc.#................................  26,571      89,013
        j2 Global Communications, Inc.+..............  36,199     959,997
                                                               ----------
                                                                1,049,010
                                                               ----------
      Intimate Apparel -- 0.2%
        The Warnaco Group, Inc.+.....................  37,086   1,787,174
                                                               ----------
      Investment Companies -- 0.6%
        Ampal American Israel Class A+#..............  16,362      92,936
        Apollo Investment Corp.#.....................  95,562   1,724,894
        Ares Capital Corp............................  74,213     919,499
        Blackrock Kelso Capital Corp#................   7,991      95,572
        Capital Southwest Corp.#.....................   2,437     293,634
        Gladstone Capital Corp.#.....................  16,531     293,921
        Hercules Technology Growth Capital, Inc.#....  25,931     268,905
        Kohlberg Capital Corp........................  13,345     178,156
        MCG Capital Corp.#...........................  50,051     286,792
        MVC Capital, Inc.............................  19,435     297,744
        NexCen Brands, Inc.+#........................  36,616      24,170
        NGP Capital Resources Co.#...................  16,982     280,713
        Patriot Capital Funding, Inc.#...............  16,541     168,222
        PennantPark Investment Corp.#................  16,014     130,514
        Prospect Capital Corp.#......................  19,922     288,072
        TICC Capital Corp.#..........................  17,098     112,847
                                                               ----------
                                                                5,456,591
                                                               ----------
      Investment Management/Advisor Services -- 0.4%
        Calamos Asset Management, Inc., Class A#.....  16,101     325,723
        Cohen & Steers, Inc.#........................  14,007     422,731
        Epoch Holding Corp.#.........................   6,966      74,327
        GAMCO Investors, Inc., Class A#..............   4,422     234,764
        National Financial Partners Corp.#...........  30,169     736,727
        Pzena Investment Management, Inc. Class A#...   4,873      64,080
        U.S. Global Investors, Inc., Class A#........   9,462     142,876
        Waddell & Reed Financial, Inc., Class A......  67,218   2,376,829
        WP Stewart & Co., Ltd........................  17,566      33,376
                                                               ----------
                                                                4,411,433
                                                               ----------
      Lasers - System/Components -- 0.3%
        Applied Energetics Inc Com+#.................  25,555      51,877
        Cymer, Inc.+#................................  24,263     750,212
        Electro Scientific Industries, Inc.+.........  23,407     369,831
        Excel Technology, Inc.+......................   8,850     230,277
        II-VI, Inc.+.................................  18,982     742,386
        Newport Corp.+#..............................  25,879     346,261
        Rofin-Sinar Technologies, Inc.+..............  24,904     881,352
                                                               ----------
                                                                3,372,196
                                                               ----------

                                                           Market Value
                   Security Description             Shares   (Note 2)

         --------------------------------------------------------------
         Leisure Products -- 0.1%
           Marine Products Corp.#..................  9,495  $   77,574
           Multimedia Games, Inc.+#................ 18,447     100,352
           WMS Industries, Inc.+#.................. 32,558   1,205,948
                                                            ----------
                                                             1,383,874
                                                            ----------
         Lighting Products & Systems -- 0.0%
           Orion Energy Systems, Inc.+#............  7,053      85,694
           Universal Display Corp.+#............... 21,644     329,205
                                                            ----------
                                                               414,899
                                                            ----------
         Linen Supply & Related Items -- 0.1%
           G&K Services, Inc., Class A............. 15,977     559,035
           UniFirst Corp........................... 11,467     550,416
                                                            ----------
                                                             1,109,451
                                                            ----------
         Machine Tools & Related Products -- 0.0%
           Hardinge, Inc.#.........................  8,900     125,045
                                                            ----------
         Machinery - Construction & Mining -- 0.5%
           Astec Industries, Inc.+#................ 15,068     586,296
           Bucyrus International, Inc.............. 59,898   4,239,580
                                                            ----------
                                                             4,825,876
                                                            ----------
         Machinery - Electrical -- 0.3%
           Baldor Electric Co.#.................... 36,660   1,290,432
           Franklin Electric Co., Inc.#............ 15,457     626,009
           Raser Technologies, Inc.+#.............. 24,897     273,867
           Regal-Beloit Corp....................... 25,599   1,190,353
                                                            ----------
                                                             3,380,661
                                                            ----------
         Machinery - Farming -- 0.1%
           Gehl Co.+#..............................  8,390     134,240
           Lindsay Corp.#..........................  9,321     978,705
                                                            ----------
                                                             1,112,945
                                                            ----------
         Machinery - General Industrial -- 0.8%
           Albany International Corp., Class A#.... 23,493     813,093
           Altra Holdings, Inc.+...................  9,190     160,090
           Applied Industrial Technologies, Inc.... 34,500     951,165
           Chart Industries, Inc.+................. 10,904     456,769
           Flow International Corp.+#.............. 29,851     303,286
           Intevac, Inc.+.......................... 17,137     197,075
           Kadant, Inc.+........................... 11,162     298,360
           Middleby Corp.+#........................ 11,583     661,273
           Robbins & Myers, Inc.................... 22,557     913,333
           Sauer - Danfoss, Inc.#..................  8,789     274,129
           Tennant Co.#............................ 13,487     474,338
           Twin Disc, Inc..........................  7,318     139,042
           Wabtec Corp............................. 39,007   1,816,556
                                                            ----------
                                                             7,458,509
                                                            ----------
         Machinery - Material Handling -- 0.1%
           Cascade Corp.#..........................  8,669     436,571
           Columbus McKinnon Corp.+................ 15,085     430,073
           NACCO, Industries, Inc., Class A........  4,661     404,855
                                                            ----------
                                                             1,271,499
                                                            ----------
         Machinery - Pumps -- 0.1%
           Gorman - Rupp Co.#...................... 11,491     504,455
           Tecumseh Products Co., Class A+......... 12,389     432,500
                                                            ----------
                                                               936,955
                                                            ----------
         Machinery - Thermal Process -- 0.0%
           TurboChef Technologies, Inc.+#.......... 15,749     105,991
                                                            ----------
         Marine Services -- 0.0%
           Great Lakes Dredge & Dock Corp..........  9,412      56,943
           Odyssey Marine Exploration, Inc.+#...... 32,921     161,642
                                                            ----------
                                                               218,585
                                                            ----------

AIG Retirement Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                            Market Value
                   Security Description              Shares   (Note 2)
        ----------------------------------------------------------------
        COMMON STOCK (continued)
        Medical Imaging Systems -- 0.0%
          Vital Images, Inc.+#...................... 13,672  $  211,232
                                                             ----------
        Medical Information Systems -- 0.3%
          Allscripts Healthcare Solutions, Inc.+#... 44,341     551,159
          Computer Programs & Systems, Inc..........  7,272     145,076
          Eclipsys Corp.+#.......................... 36,591     746,456
          Phase Forward, Inc.+...................... 32,940     571,180
          Quality Systems, Inc.#.................... 13,634     448,968
                                                             ----------
                                                              2,462,839
                                                             ----------
        Medical Instruments -- 1.0%
          Abaxis, Inc.+#............................ 16,739     491,959
          AngioDynamics, Inc.+...................... 16,811     260,402
          ArthroCare Corp.+#........................ 22,033     971,876
          Bruker BioSciences Corp.+................. 52,045     605,804
          Cepheid, Inc.+............................ 44,131   1,161,528
          Conceptus, Inc.+#......................... 23,554     447,055
          CONMED Corp.+............................. 22,660     604,795
          Datascope Corp............................ 10,296     439,845
          ev3, Inc.+#............................... 37,097     369,115
          Kensey Nash Corp.+#.......................  9,553     280,667
          Micrus Endovascular Corp.+#............... 12,019     135,935
          Natus Medical, Inc.+...................... 18,244     393,341
          NuVasive, Inc.+........................... 27,650   1,170,424
          Spectranetics Corp.+...................... 24,947     271,922
          Stereotaxis, Inc.+#....................... 20,950     110,407
          SurModics, Inc.+#......................... 12,156     545,075
          Symmetry Medical, Inc.+................... 28,271     418,694
          Thoratec Corp.+#.......................... 42,617     704,459
          Trans1, Inc.+#............................  5,214      73,935
                                                             ----------
                                                              9,457,238
                                                             ----------
        Medical Labs & Testing Services -- 0.0%
          Bio-Reference Laboratories, Inc.+#........  8,888     220,778
          Genoptix, Inc.+...........................  4,589     124,408
                                                             ----------
                                                                345,186
                                                             ----------
        Medical Laser Systems -- 0.1%
          Cutera, Inc.+#............................ 10,166     104,100
          Cynosure, Inc. Class A+#..................  6,433     157,802
          LCA-Vision, Inc.#......................... 15,269     126,885
          Palomar Medical Technologies, Inc.+#...... 14,685     162,416
                                                             ----------
                                                                551,203
                                                             ----------
        Medical Products -- 1.0%
          ABIOMED, Inc.+#........................... 23,150     342,157
          Accuray, Inc.+#........................... 13,182     126,020
          American Medical Systems Holdings, Inc.+#. 57,720     872,149
          Cantel Medical Corp.+.....................  9,695     103,737
          Cyberonics, Inc.+#........................ 18,850     334,210
          Haemonetics Corp.+........................ 21,262   1,198,326
          Invacare Corp.#........................... 23,053     419,104
          Luminex Corp.+............................ 28,699     638,266
          Mentor Corp.#............................. 27,078     853,228
          Metabolix, Inc.+#......................... 11,569     129,804
          Minrad International, Inc.+#.............. 37,723      85,254
          Northstar Neuroscience, Inc.+#............ 15,643      26,437
          NxStage Medical, Inc.+#................... 16,179      78,468
          Orthofix International NV+................ 13,249     431,122
          PSS World Medical, Inc.+.................. 50,981     928,874
          Sonic Innovations, Inc.+#................. 21,128      84,512
          TomoTherapy, Inc.+#.......................  9,410      83,843
          Vital Signs, Inc..........................  8,677     492,767
          West Pharmaceutical Services, Inc......... 26,428   1,253,480
          Wright Medical Group, Inc.+............... 28,382     842,662
          Zoll Medical Corp.+....................... 16,334     592,107
                                                             ----------
                                                              9,916,527
                                                             ----------

                                                            Market Value
                  Security Description              Shares    (Note 2)

       -----------------------------------------------------------------
       Medical Sterilization Products -- 0.2%
         STERIS Corp...............................  52,203 $ 1,579,141
                                                            -----------
       Medical - Biomedical/Gene -- 2.4%
         Acorda Therapeutics, Inc.+................  22,795     491,460
         Affymax, Inc.+#...........................   3,413      50,888
         Affymetrix, Inc.+#........................  54,957     662,781
         Alexion Pharmaceuticals, Inc.+............  29,171   2,081,351
         AMAG Pharmaceuticals, Inc.+#..............  13,414     536,560
         American Oriental Bioengineering, Inc.+...  44,972     535,167
         Applera Corp. - Celera Group+.............  63,160     813,501
         Arena Pharmaceuticals, Inc.+#.............  57,811     296,570
         ARIAD Pharmaceuticals, Inc.+#.............  55,011     141,928
         Arqule, Inc.+#............................  31,186     133,476
         Bio-Rad Laboratories, Inc., Class A+......  14,964   1,338,979
         BioMimetic Therapeutics, Inc.+#...........   8,589     102,639
         Cambrex Corp.+............................  22,964     141,229
         Cell Genesys, Inc.+#......................  62,525     221,338
         CryoLife, Inc.+...........................  19,724     228,404
         Cytokinetics, Inc.+.......................  27,563     110,803
         Enzo Biochem, Inc.+.......................  24,865     244,423
         Enzon Pharmaceuticals, Inc.+#.............  35,295     310,596
         Exelixis, Inc.+#..........................  83,526     527,884
         Genomic Health, Inc.+#....................  10,938     189,227
         GenVec, Inc.+#............................  53,068      94,992
         Geron Corp.+#.............................  62,339     264,941
         GTx, Inc.+#...............................  13,496     202,710
         Halozyme Therapeutics, Inc.+#.............  51,577     267,169
         Human Genome Sciences, Inc.+.............. 107,553     632,412
         Illumina, Inc.+#..........................  42,940   3,369,931
         Immunomedics, Inc.+#......................  46,506     124,171
         Incyte Corp.+#............................  67,282     653,308
         Integra LifeSciences Holdings Corp.+#.....  14,420     605,928
         InterMune, Inc.+#.........................  23,960     337,836
         Keryx Biopharmaceuticals, Inc.+#..........  34,896      17,797
         Kosan Biosciences, Inc.+#.................  34,063     184,621
         Martek Biosciences Corp.+.................  25,834     975,492
         Maxygen, Inc.+............................  19,537     115,073
         Medivation, Inc.+#........................  17,092     259,286
         Molecular Insight Pharmaceuticals, Inc.+#.   4,029      28,364
         Momenta Pharmaceuticals, Inc.+#...........  18,987     243,413
         Myriad Genetics, Inc.+#...................  34,483   1,669,667
         Nanosphere, Inc.+#........................   5,842      56,083
         Nektar Therapeutics+#.....................  73,439     327,538
         Novacea, Inc.+#...........................   5,722      18,539
         Omrix Biopharmaceuticals, Inc.+#..........  10,972     199,581
         Orexigen Therapeutics, Inc.+#.............   7,377      64,254
         Protalix BioTherapeutics, Inc.+...........   1,818       6,363
         Regeneron Pharmaceuticals, Inc.+..........  50,985   1,014,601
         RTI Biologics, Inc.+......................  36,277     360,956
         Savient Pharmaceuticals, Inc.+#...........  42,537   1,133,186
         Seattle Genetics, Inc.+#..................  46,829     437,851
         SuperGen, Inc.+#..........................  42,756     107,318
         Telik, Inc.+#.............................  42,022      91,188
         Tercica, Inc.+#...........................  26,399     112,460
         XOMA, Ltd.+............................... 105,487     210,974
                                                            -----------
                                                             23,347,207
                                                            -----------
       Medical - Drugs -- 1.3%
         Acadia Pharmaceuticals, Inc.+#............  24,809     218,319
         Akorn, Inc.+#.............................  44,099     209,470
         Amicus Therapeutics, Inc.+#...............   4,007      41,673
         Array Biopharma, Inc.+....................  37,649     234,177
         Auxilium Pharmaceuticals, Inc.+#..........  25,043     797,369
         Biodel, Inc.+#............................   4,874      76,376
         Bioform Med Inc Com+#.....................   8,895      39,316
         Bionovo, Inc.+#...........................  42,086      41,665
         Cadence Pharmaceuticals, Inc.+#...........  17,050     114,065

AIG Retirement Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                            Market Value
                   Security Description              Shares   (Note 2)
        ----------------------------------------------------------------
        COMMON STOCK (continued)
        Medical - Drugs (continued)
          Cubist Pharmaceuticals, Inc.+............. 44,329 $   844,911
          Durect Corp.+#............................ 59,321     275,843
          Emergent Biosolutions, Inc.+#.............  4,763      51,202
          Idenix Pharmaceuticals, Inc.+#............ 19,932     130,355
          Indevus Pharmaceuticals, Inc.+#........... 48,829     219,242
          Javelin Pharmaceuticals. Inc.+#........... 34,051      96,024
          Jazz Pharmaceuticals Inc+#................  4,798      36,705
          K-V Pharmaceutical Co., Class A+#......... 28,327     708,458
          Ligand Pharmaceuticals, Inc. Class B+#.... 68,188     239,340
          MAP Pharmaceuticals, Inc.+#...............  4,764      65,981
          Medicis Pharmaceutical Corp., Class A#.... 44,732   1,063,727
          OSI Pharmaceuticals, Inc.+#............... 46,188   1,630,436
          Pain Therapeutics, Inc.+#................. 28,826     234,355
          PharMerica Corp.+......................... 21,664     443,462
          Poniard Pharmaceuticals, Inc.+#........... 18,627      73,763
          Pozen, Inc.+#............................. 20,406     280,379
          Prestige Brands Holdings, Inc.+........... 27,147     296,174
          Rigel Pharmaceuticals, Inc.+#............. 28,867     673,756
          Salix Pharmaceuticals, Ltd.+#............. 37,778     290,135
          Santarus, Inc.+........................... 40,656      98,794
          Sciele Pharma, Inc........................ 28,246     618,870
          Somaxon Pharmaceuticals, Inc.+#...........  8,136      34,578
          Sucampo Pharmaceuticals, Inc. Class A+#...  3,455      36,899
          Synta Pharmaceuticals Corp.+#.............  4,008      28,056
          Valeant Pharmaceuticals International+#... 71,520   1,170,782
          ViroPharma, Inc.+#........................ 55,906     536,139
          XenoPort, Inc.+........................... 17,261     747,056
          Zymogenetics, Inc.+#...................... 31,151     280,982
                                                            -----------
                                                             12,978,834
                                                            -----------
        Medical - Generic Drugs -- 0.4%
          Alpharma, Inc., Class A+#................. 34,728     874,798
          Caraco Pharmaceutical Laboratories, Ltd+#.  8,504     146,439
          Par Pharmaceutical Cos., Inc.+#........... 27,094     494,194
          Perrigo Co................................ 61,560   2,253,712
                                                            -----------
                                                              3,769,143
                                                            -----------
        Medical - HMO -- 0.4%
          AMERIGROUP Corp.+......................... 42,265   1,166,936
          Centene Corp.+............................ 34,936     737,499
          Magellan Health Services, Inc.+........... 31,324   1,260,791
          Molina Healthcare, Inc.+.................. 10,942     330,011
          Triple-S Management Corp., Class B+#...... 11,202     211,942
                                                            -----------
                                                              3,707,179
                                                            -----------
        Medical - Hospitals -- 0.0%
          MedCath Corp.+#...........................  8,074     175,206
                                                            -----------
        Medical - Nursing Homes -- 0.2%
          Assisted Living Concepts, Inc. Class A+... 44,992     301,446
          Ensign Group Inc Com......................  3,692      38,434
          Kindred Healthcare, Inc.+................. 23,005     634,708
          National Healthcare Corp.#................  5,594     292,287
          Skilled Healthcare Group, Inc. Class A+... 17,940     241,472
          Sun Healthcare Group, Inc.+............... 34,397     493,941
                                                            -----------
                                                              2,002,288
                                                            -----------
        Medical - Outpatient/Home Medical -- 0.4%
          Air Methods Corp.+#.......................  8,359     322,156
          Amedisys, Inc.+........................... 20,791   1,056,391
          Amsurg Corp.+#............................ 24,473     667,623
          Apria Healthcare Group, Inc.+............. 34,961     589,093
          Gentiva Health Services, Inc.+............ 22,118     445,456
          Hythiam, Inc.+#........................... 29,804      71,530
          LHC Group, Inc.+.......................... 11,620     251,805
          Odyssey HealthCare, Inc.+................. 27,054     295,159
          Res-Care, Inc.+........................... 19,513     372,113
                                                            -----------
                                                              4,071,326
                                                            -----------

                                                                Market Value
                   Security Description                 Shares    (Note 2)

    ------------------------------------------------------------------------
    Metal Processors & Fabrication -- 0.7%
      Ampco - Pittsburgh Corp..........................   5,793  $  270,301
      CIRCOR International, Inc........................  13,109     700,152
      Dynamic Materials Corp.#.........................   9,690     420,352
      Haynes International, Inc.+#.....................   9,332     637,656
      Kaydon Corp.#....................................  22,657   1,384,569
      Ladish Co,. Inc.+................................  11,620     377,766
      LB Foster Co., Class A+..........................   8,467     289,825
      Mueller Industries, Inc..........................  29,673   1,061,997
      RBC Bearings, Inc.+..............................  17,011     640,975
      Sun Hydraulics Corp.#............................   8,933     358,303
      Trimas Corp.+#...................................  11,294      92,272
      Worthington Industries, Inc.#....................  51,962   1,036,122
                                                                 ----------
                                                                  7,270,290
                                                                 ----------
    Metal Products - Distribution -- 0.1%
      A.M. Castle & Co.................................  11,280     370,322
      Esmark, Inc.+#...................................  10,353     195,672
      Lawson Products, Inc.............................   3,351      87,093
                                                                 ----------
                                                                    653,087
                                                                 ----------
    Metal - Aluminum -- 0.3%
      Century Aluminum Co.+#...........................  23,421   1,709,733
      Kaiser Aluminum Corp.............................  12,097     776,023
                                                                 ----------
                                                                  2,485,756
                                                                 ----------
    Metal - Diversified -- 0.1%
      Apex Silver Mines, Ltd.+#........................  46,970     319,396
      Hecla Mining Co.+#...............................  96,334     868,933
                                                                 ----------
                                                                  1,188,329
                                                                 ----------
    Mining -- 0.1%
      Royal Gold, Inc.#................................  20,377     626,389
      US Gold Corp.+...................................  44,626      96,392
                                                                 ----------
                                                                    722,781
                                                                 ----------
    Miscellaneous Manufacturing -- 0.3%
      American Railcar Industries, Inc.#...............   7,844     164,175
      AptarGroup, Inc..................................  55,443   2,479,411
      Freightcar America, Inc.#........................   9,817     428,021
      Reddy Ice Holdings, Inc.#........................  17,469     217,489
                                                                 ----------
                                                                  3,289,096
                                                                 ----------
    Motion Pictures & Services -- 0.1%
      Macrovision Solutions Corp.+.....................  64,302     870,006
                                                                 ----------
    MRI/Medical Diagnostic Imaging -- 0.0%
      Alliance Imaging, Inc.+..........................  20,436     172,276
      Nighthawk Radiology Holdings, Inc.+#.............  16,883     128,817
      Virtual Radiologic Corp.+#.......................   3,560      36,312
                                                                 ----------
                                                                    337,405
                                                                 ----------
    Multilevel Direct Selling -- 0.1%
      Nu Skin Enterprises, Inc., Class A...............  40,292     690,605
                                                                 ----------
    Multimedia -- 0.2%
      Belo Corp., Class A..............................  67,817     648,331
      Entravision Communications Corp., Class A+.......  50,282     268,506
      Journal Communications, Inc., Class A............  32,834     192,407
      Martha Stewart Living Omnimedia, Inc., Class A+#.  21,279     184,276
      Media General, Inc., Class A#....................  17,708     269,870
                                                                 ----------
                                                                  1,563,390
                                                                 ----------
    Music -- 0.0%
      Steinway Musical Instruments, Inc.+#.............   6,428     176,449
                                                                 ----------
    Networking Products -- 1.0%
      3Com Corp.+...................................... 311,729     785,557
      Acme Packet, Inc.+#..............................  17,691     159,396

AIG Retirement Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                               Market Value
                   Security Description                Shares    (Note 2)
     ----------------------------------------------------------------------
     COMMON STOCK (continued)
     Networking Products (continued)
       Adaptec, Inc.+.................................  94,796 $   306,191
       Anixter International, Inc.+#..................  24,740   1,608,347
       Atheros Communications, Inc.+#.................  47,258   1,579,362
       BigBand Networks, Inc.+#.......................  10,643      56,408
       Black Box Corp.................................  13,904     399,045
       Extreme Networks, Inc.+#.......................  94,881     308,363
       Foundry Networks, Inc.+........................ 116,700   1,587,120
       Hypercom Corp.+................................  42,656     207,735
       Infinera Corp.+#...............................  13,679     195,336
       Ixia+..........................................  35,099     283,951
       Netgear, Inc.+.................................  27,726     526,517
       Polycom, Inc.+.................................  73,445   1,830,249
       Starent Networks Corp.+#.......................  10,396     182,034
       Switch & Data Facilities Co., Inc.+#...........  10,217     182,374
       Veraz Networks, Inc.+#.........................   7,256      13,932
                                                               -----------
                                                                10,211,917
                                                               -----------
     Non - Ferrous Metals -- 0.2%
       Brush Engineered Materials, Inc.+..............  16,261     543,280
       Horsehead Hldg Corp+#..........................   4,484      63,000
       RTI International Metals, Inc.+................  18,475     795,903
       Uranium Resources, Inc.+#......................  41,797     185,997
       USEC, Inc.+....................................  86,065     599,873
                                                               -----------
                                                                 2,188,053
                                                               -----------
     Non - Hazardous Waste Disposal -- 0.2%
       Casella Waste Systems, Inc., Class A+..........  18,210     203,223
       Waste Connections, Inc.+.......................  55,013   1,806,077
       Waste Services, Inc.+#.........................  15,577     125,395
                                                               -----------
                                                                 2,134,695
                                                               -----------
     Office Automation & Equipment -- 0.1%
       IKON Office Solutions, Inc.....................  64,331     777,762
                                                               -----------
     Office Furnishings - Original -- 0.2%
       CompX International, Inc.......................     980       6,605
       Herman Miller, Inc.............................  45,346   1,124,581
       Interface, Inc. Class A........................  43,828     620,605
       Knoll, Inc.....................................  39,799     590,219
                                                               -----------
                                                                 2,342,010
                                                               -----------
     Office Supplies & Forms -- 0.1%
       ACCO Brands Corp.+.............................  43,226     663,087
       Ennis, Inc.....................................  20,494     387,132
       The Standard Register Co.#.....................  14,246     169,242
                                                               -----------
                                                                 1,219,461
                                                               -----------
     Oil & Gas Drilling -- 0.7%
       Atlas America, Inc.............................  18,303   1,256,135
       Atwood Oceanics, Inc.+.........................  21,962   2,238,147
       Bronco Drilling Co., Inc.+.....................  20,842     378,908
       Grey Wolf, Inc.+#.............................. 148,083   1,159,490
       Parker Drilling Co.+#..........................  89,416     799,379
       Pioneer Drilling Co.+..........................  39,753     708,001
                                                               -----------
                                                                 6,540,060
                                                               -----------
     Oil Companies - Exploration & Production -- 4.3%
       APCO Argentina, Inc.#..........................   7,309     187,110
       Approach Res Inc Com+..........................   6,938     155,689
       Arena Resources, Inc.+.........................  24,399   1,221,658
       ATP Oil & Gas Corp.+...........................  20,376     869,036
       Berry Petroleum Co., Class A...................  31,646   1,708,884
       Bill Barrett Corp.+............................  24,729   1,331,162
       Bois d'Arc Energy, Inc.+.......................  14,580     356,918
       BPZ Energy, Inc.+#.............................  49,374   1,122,765
       Brigham Exploration Co.+#......................  36,540     532,388
       Callon Petroleum Co.+..........................  16,621     430,816

                                                                 Market Value
                   Security Description                  Shares    (Note 2)

   --------------------------------------------------------------------------
   Oil Companies - Exploration & Production (continued)
     Carrizo Oil & Gas, Inc.+...........................  21,376 $ 1,431,337
     Clayton Williams Energy, Inc.+.....................   4,428     417,428
     Comstock Resources, Inc.+..........................  35,571   2,039,997
     Concho Resources, Inc.+............................  18,468     589,129
     Contango Oil & Gas Co.+............................  10,504     877,609
     Delta Petroleum Corp.+#............................  52,617   1,162,836
     DLB Oil & Gas Inc.+(2)(3)..........................   3,000           0
     Edge Petroleum Corp.+..............................  22,797     119,912
     Encore Acquisition Co.+............................  42,556   2,842,315
     Energy Partners, Ltd.+.............................  22,632     341,064
     EXCO Resources, Inc.+..............................  49,380   1,231,537
     FX Energy, Inc.+#..................................  32,278     168,814
     GeoGlobal Resources, Inc.+#........................  25,835      77,763
     GeoMet, Inc.+......................................  14,483     119,340
     GMX Resources, Inc.+...............................  10,725     517,696
     Goodrich Petroleum Corp.+#.........................  15,265     650,289
     Gulfport Energy Corp.+#............................  18,349     279,088
     Harvest Natural Resources, Inc.+#..................  27,943     311,285
     Mariner Energy, Inc.+..............................  69,794   2,282,264
     McMoRan Exploration Co.+#..........................  36,068   1,151,290
     Meridian Resource Corp.+...........................  71,576     158,899
     Oilsands Quest, Inc.+#............................. 111,775     510,812
     Parallel Petroleum Corp.+..........................  33,045     694,275
     Penn Virginia Corp.................................  32,808   2,067,560
     PetroHawk Energy Corp.+............................ 153,907   4,521,788
     Petroleum Development Corp.+.......................  11,926     824,087
     Petroquest Energy, Inc.+#..........................  33,264     736,798
     Rex Energy Corp+...................................   7,696     172,083
     Rosetta Resources, Inc.+...........................  40,669   1,095,216
     Stone Energy Corp.+................................  22,453   1,517,374
     Swift Energy Co.+..................................  23,948   1,380,363
     Toreador Resources Corp.+#.........................  12,104     111,599
     TXCO Resources, Inc.+#.............................  26,999     298,879
     Vaalco Energy, Inc.+#..............................  47,347     348,474
     Venoco, Inc.+......................................  11,407     227,912
     Warren Resources, Inc.+............................  46,608     630,140
     Whiting Petroleum Corp.+...........................  33,685   3,150,558
                                                                 -----------
                                                                  42,974,236
                                                                 -----------
   Oil Companies - Integrated -- 0.0%
     Delek US Holdings, Inc.............................   9,422     122,769
     PetroCorp, Inc.(2)(3)..............................   2,364           0
                                                                 -----------
                                                                     122,769
                                                                 -----------
   Oil Field Machinery & Equipment -- 0.6%
     CARBO Ceramics, Inc.#..............................  16,247     774,819
     Complete Production Services, Inc.+................  34,234     981,147
     Dril - Quip, Inc.+.................................  21,345   1,245,267
     Flotek Industries, Inc.+#..........................  18,384     314,918
     Gulf Island Fabrication, Inc.......................   8,589     355,413
     Lufkin Industries, Inc.............................  12,052     961,509
     NATCO Group, Inc., Class A+........................  14,768     698,083
     T-3 Energy Services, Inc.+.........................   4,902     317,257
                                                                 -----------
                                                                   5,648,413
                                                                 -----------
   Oil Refining & Marketing -- 0.2%
     Alon USA Energy, Inc.#.............................  10,385     158,994
     Crosstex Energy, Inc.#.............................  29,535   1,008,030
     CVR Energy Inc.+...................................  16,049     428,187
     Sulphco, Inc.+#....................................  37,626     138,464
                                                                 -----------
                                                                   1,733,675
                                                                 -----------
   Oil - Field Services -- 1.7%
     Allis-Chalmers Energy, Inc.+.......................  20,119     345,443
     Basic Energy Services, Inc.+#......................  32,731     941,671
     Cal Dive International, Inc.+......................  34,260     478,955
     Exterran Holdings, Inc.+#..........................  48,320   3,552,486

AIG Retirement Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                             Market Value
                   Security Description               Shares   (Note 2)
       ------------------------------------------------------------------
       COMMON STOCK (continued)
       Oil - Field Services (continued)
         Geokinetics, Inc.+..........................  5,476 $   104,975
         Hercules Offshore, Inc.+.................... 66,517   2,256,257
         Hornbeck Offshore Services, Inc.+#.......... 18,408     970,102
         Matrix Service Co.+......................... 21,294     513,398
         Newpark Resources, Inc.+#................... 72,014     507,699
         Oil States International, Inc.+............. 39,441   2,304,143
         RPC, Inc.#.................................. 25,802     386,256
         Superior Well Services, Inc.+#.............. 12,556     310,635
         Trico Marine Services, Inc.+#...............  9,526     365,703
         Union Drilling, Inc.+....................... 11,043     207,388
         W-H Energy Services, Inc.+.................. 24,367   2,084,109
         Willbros Group, Inc.+....................... 29,668   1,230,629
                                                             -----------
                                                              16,559,849
                                                             -----------
       Paper & Related Products -- 0.5%
         AbitibiBowater, Inc.#....................... 40,460     480,665
         Boise, Inc.+#............................... 33,162     139,944
         Buckeye Technologies, Inc.+................. 30,436     323,839
         Glatfelter#................................. 36,067     561,924
         Mercer International, Inc. SBI+#............ 25,526     204,719
         Neenah Paper, Inc........................... 11,865     252,131
         Potlatch Corp............................... 31,257   1,510,963
         Rock - Tenn Co., Class A.................... 26,672     951,924
         Schweitzer - Mauduit International, Inc..... 12,581     256,652
         Wausau Paper Corp.#......................... 35,609     338,285
         Xerium Technologies, Inc.#.................. 16,724      78,101
                                                             -----------
                                                               5,099,147
                                                             -----------
       Patient Monitoring Equipment -- 0.1%
         Aspect Medical Systems, Inc.+#.............. 12,388      66,276
         Insulet Corp.+#.............................  6,747     109,976
         Masimo Corp.+#.............................. 10,978     379,400
                                                             -----------
                                                                 555,652
                                                             -----------
       Pharmacy Services -- 0.1%
         HealthExtras, Inc.+......................... 24,766     773,937
                                                             -----------
       Physical Therapy/Rehabilation Centers -- 0.3%
         Healthsouth Corp.+#......................... 63,069   1,181,282
         Psychiatric Solutions, Inc.+#............... 43,489   1,586,044
         RehabCare Group, Inc.+...................... 13,994     237,478
                                                             -----------
                                                               3,004,804
                                                             -----------
       Physicians Practice Management -- 0.1%
         American Dental Partners, Inc.+#............ 10,045     120,741
         Athenahealth Inc Com+#......................  5,552     175,832
         Healthways, Inc.+#.......................... 28,081     907,016
         IPC The Hospitalist Co. ,Inc.+..............  4,735     108,384
                                                             -----------
                                                               1,311,973
                                                             -----------
       Platinum -- 0.1%
         Stillwater Mining Co.+#..................... 33,489     480,567
                                                             -----------
       Pollution Control -- 0.0%
         Fuel Tech, Inc.+#........................... 13,870     352,853
                                                             -----------
       Poultry -- 0.2%
         Pilgrim's Pride Corp........................ 32,360     841,360
         Sanderson Farms, Inc.#...................... 13,545     676,302
                                                             -----------
                                                               1,517,662
                                                             -----------
       Power Converter/Supply Equipment -- 0.1%
         Advanced Energy Industries, Inc.+........... 28,692     454,481
         Powell Industries, Inc.+....................  6,454     345,095
         Power - One, Inc.+#......................... 56,236     170,958
         Vicor Corp.#................................ 15,581     175,910
                                                             -----------
                                                               1,146,444
                                                             -----------

                                                              Market Value
                   Security Description               Shares    (Note 2)

      --------------------------------------------------------------------
      Precious Metals -- 0.1%
        Coeur d'Alene Mines Corp.+#.................. 393,138  $1,230,522
                                                               ----------
      Printing - Commercial -- 0.3%
        Bowne & Co., Inc.............................  22,097     339,631
        Cenveo, Inc.+#...............................  43,003     502,275
        Consolidated Graphics, Inc.+.................   6,818     374,513
        Multi-Color Corp.#...........................   6,527     145,226
        Valassis Communications, Inc.+#..............  38,353     609,429
        VistaPrint, Ltd.+#...........................  34,558   1,082,356
                                                               ----------
                                                                3,053,430
                                                               ----------
      Private Corrections -- 0.1%
        Cornell Cos., Inc.+..........................   8,514     189,351
        Geo Group, Inc.+.............................  40,391     928,589
                                                               ----------
                                                                1,117,940
                                                               ----------
      Protection/Safety -- 0.1%
        Landauer, Inc.#..............................   7,362     440,321
        Protection One, Inc.+#.......................   5,230      44,507
                                                               ----------
                                                                  484,828
                                                               ----------
      Publishing - Books -- 0.1%
        Courier Corp.#...............................   8,341     195,930
        Scholastic Corp.+#...........................  24,614     765,495
                                                               ----------
                                                                  961,425
                                                               ----------
      Publishing - Newspapers -- 0.1%
        AH Belo Corp.................................  13,563     128,848
        Dolan Media Co.+.............................   8,931     166,117
        GateHouse Media, Inc.#.......................  17,889      74,955
        Lee Enterprises, Inc.#.......................  36,887     250,832
                                                               ----------
                                                                  620,752
                                                               ----------
      Publishing - Periodicals -- 0.0%
        Playboy Enterprises, Inc., Class B+#.........  17,655     105,754
        Primedia, Inc.#..............................  35,315     200,942
        Value Line, Inc..............................   1,079      42,674
                                                               ----------
                                                                  349,370
                                                               ----------
      Quarrying -- 0.2%
        Compass Minerals International, Inc..........  25,766   1,880,918
                                                               ----------
      Racetracks -- 0.1%
        Churchill Downs, Inc.........................   7,570     323,542
        Magna Entertainment Corp., Class A+#.........  32,256      13,870
        Speedway Motorsports, Inc....................  11,153     284,290
                                                               ----------
                                                                  621,702
                                                               ----------
      Radio -- 0.1%
        Citadel Broadcasting Corp.#.................. 145,929     256,835
        Cox Radio, Inc., Class A+#...................  24,695     314,861
        Cumulus Media, Inc., Class A+#...............  22,745     119,411
        Emmis Communications Corp., Class A+#........  24,111      71,610
        Entercom Communications Corp., Class A#......  24,384     236,037
        Radio One, Inc., Class D+....................  61,277      71,694
        Salem Communications Corp., Class A..........   7,355      18,167
        Spanish Broadcasting System, Inc., Class A+#.  32,276      45,509
        Westwood One, Inc.+..........................  56,852      97,217
                                                               ----------
                                                                1,231,341
                                                               ----------
      Real Estate Investment Trusts -- 6.0%
        Acadia Realty Trust#.........................  25,738     636,758
        Agree Reality Corp.#.........................   6,208     161,780
        Alesco Financial, Inc.#......................  48,837     129,906
        Alexander's, Inc.+#..........................   1,606     554,070
        Alexandria Real Estate Equities, Inc.........  25,535   2,663,300
        American Campus Communities, Inc.............  29,286     890,880

AIG Retirement Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                             Market Value
                   Security Description              Shares    (Note 2)
       ------------------------------------------------------------------
       COMMON STOCK (continued)
       Real Estate Investment Trusts (continued)
         Anthracite Capital, Inc.#..................  51,362  $  481,262
         Anworth Mortgage Asset Corp................  60,705     429,184
         Arbor Realty Trust, Inc.#..................  10,834     152,218
         Ashford Hospitality Trust, Inc.............  84,848     520,967
         Associated Estates Realty Corp.............  11,777     138,026
         BioMed Realty Trust, Inc...................  57,451   1,509,812
         BRT Realty Trust#..........................   5,920      76,427
         Capital Lease Funding, Inc.................  34,848     288,890
         Capital Trust, Inc., Class A#..............  13,954     403,968
         CBRE Realty Finance, Inc.#.................  23,351      93,638
         Cedar Shopping Centers, Inc................  35,396     431,831
         Chimera Invt Corp Com......................  26,700     370,062
         Corporate Office Properties Trust..........  31,257   1,184,953
         Cousins Properties, Inc.#..................  32,465     859,349
         Crystal River Capital, Inc.#...............  20,027     111,751
         DCT Industrial Trust, Inc.................. 134,906   1,315,334
         DiamondRock Hospitality Co.................  75,724   1,038,176
         Digital Realty Trust, Inc.#................  45,161   1,910,310
         Dupont Fabros Technology Inc...............  28,030     567,327
         EastGroup Properties, Inc..................  19,023     904,163
         Education Realty Trust, Inc................  22,407     292,411
         Entertainment Properties Trust.............  22,495   1,238,350
         Equity Lifestyle Properties, Inc...........  16,128     801,400
         Equity One, Inc.#..........................  29,150     676,572
         Extra Space Storage, Inc.#.................  51,567     858,591
         FelCor Lodging Trust, Inc..................  49,974     742,614
         First Industrial Realty Trust, Inc.#.......  36,358   1,139,096
         First Potomac Reality Trust#...............  19,394     338,231
         Franklin Street Properties Corp.#..........  47,672     704,115
         Getty Realty Corp.#........................  13,886     241,755
         Glimcher Realty Trust#.....................  29,725     384,939
         GMH Communities Trust......................  25,171     184,755
         Gramercy Capital Corp......................  32,561     545,397
         Healthcare Realty Trust, Inc.#.............  40,597   1,077,850
         Hersha Hospitality Trust...................  32,659     310,587
         Highwoods Properties, Inc..................  45,561   1,640,196
         Home Properties, Inc.......................  26,628   1,363,354
         Impac Mtg. Holdings, Inc.+#................  60,945      66,430
         Inland Real Estate Corp.#..................  46,532     730,552
         Investors Real Estate Trust#...............  45,248     473,294
         Jer Investors Trust, Inc.#.................  20,730     186,155
         Kite Realty Group Trust....................  16,704     232,186
         LaSalle Hotel Properties...................  32,124   1,054,310
         Lexington Corporate Properties Trust.......  49,122     765,812
         LTC Properties, Inc........................  18,951     526,838
         Maguire Properties, Inc.#..................  30,005     471,379
         Medical Properties Trust, Inc.#............  51,835     632,905
         MFA Mtg. Investments, Inc.................. 121,476     883,131
         Mid - America Apartment Communities, Inc...  20,386   1,141,208
         Mission West Properties....................  15,732     184,536
         National Health Investors, Inc.............  18,650     578,150
         National Retail Properties, Inc............  57,295   1,301,169
         Nationwide Health Properties, Inc..........  76,291   2,603,812
         Newcastle Investment Corp.#................  33,266     329,999
         NorthStar Realty Finance Corp.#............  49,139     491,390
         Omega Healthcare Investors, Inc............  53,857     959,732
         Parkway Properties, Inc....................  12,727     483,881
         Pennsylvania Real Estate Investment Trust#.  25,742     691,173
         Post Properties, Inc.......................  34,957   1,241,323
         PS Business Parks, Inc.....................  12,746     732,895
         RAIT Investment Trust#.....................  50,709     451,310
         Ramco - Gershenson Properties Trust........  14,884     332,657
         Realty Income Corp.#.......................  80,923   1,982,613
         Redwood Trust, Inc.#.......................  19,906     671,828
         Resource Capital Corp.#....................  17,638     160,859

                                                            Market Value
                   Security Description              Shares   (Note 2)

       -----------------------------------------------------------------
       Real Estate Investment Trusts (continued)
         Saul Centers, Inc..........................  8,585 $   432,856
         Senior Housing Properties Trust............ 76,018   1,688,360
         Sovran Self Storage, Inc................... 17,348     766,608
         Strategic Hotels & Resorts, Inc............ 59,558     818,923
         Sun Communities, Inc.#..................... 12,824     257,121
         Sunstone Hotel Investors, Inc.............. 47,043     905,578
         Tanger Factory Outlet Centers, Inc.#....... 25,059     958,256
         U-Store-It Trust........................... 37,111     471,681
         Universal Health Realty Income Trust.......  9,448     322,271
         Urstadt Biddle Properties, Inc., Class A... 16,934     292,958
         Washington Real Estate Investment Trust#... 36,082   1,215,603
         Winthrop Realty Trust...................... 44,464     196,531
                                                            -----------
                                                             59,052,828
                                                            -----------
       Real Estate Management/Services -- 0.0%
         Deerfield Capital Corp.#................... 53,427      49,687
         Grubb & Ellis Co........................... 31,491     180,129
         HFF, Inc., Class A+........................ 13,173      89,181
         Tarragon Corp.+#........................... 11,121      22,798
                                                            -----------
                                                                341,795
                                                            -----------
       Real Estate Operations & Development -- 0.1%
         Avatar Holdings, Inc.+#....................  4,583     158,892
         Consolidated - Tomoka Land Co.#............  4,579     245,114
         Fx Real Estate + Entmt Inc Com+#...........  6,526      25,517
         Hilltop Holdings, Inc.+#................... 37,994     398,937
         Meruelo Maddux Properties, Inc.+........... 36,636     102,581
         Stratus Properties, Inc.+#.................  3,964     105,006
         Thomas Properties Group, Inc............... 19,019     197,037
                                                            -----------
                                                              1,233,084
                                                            -----------
       Recreational Centers -- 0.1%
         Life Time Fitness, Inc.+#.................. 26,810   1,072,936
         Town Sports International Holdings, Inc.+#. 13,013     108,398
                                                            -----------
                                                              1,181,334
                                                            -----------
       Recreational Vehicles -- 0.1%
         Arctic Cat, Inc.#..........................  9,619      76,087
         Polaris Industries, Inc.#.................. 26,842   1,280,900
                                                            -----------
                                                              1,356,987
                                                            -----------
       Registered Investment Company -- 0.0%
         Kayne Anderson Energy Development Fund#....  8,010     191,199
                                                            -----------
       Rental Auto/Equipment -- 0.3%
         Aaron Rents, Inc........................... 37,022     828,923
         Dollar Thrifty Automotive Group, Inc.+#.... 17,196     240,744
         Electro Rent Corp.......................... 13,875     195,915
         H&E Equipment Services, Inc.+#............. 14,250     200,213
         McGrath Rentcorp........................... 18,933     523,119
         Rent-A-Center, Inc.+....................... 53,437   1,121,108
         RSC Holdings, Inc.+#....................... 16,689     196,596
                                                            -----------
                                                              3,306,618
                                                            -----------
       Research & Development -- 0.3%
         Albany Molecular Research, Inc.+........... 19,555     273,379
         Arrowhead Research Corp.+#................. 27,117      66,979
         Exponent, Inc.+............................ 11,886     387,721
         Kendle International, Inc.+................ 10,169     384,287
         Parexel International Corp.+............... 44,582   1,096,271
         PharmaNet Development Group, Inc.+......... 14,949     252,339
         Senomyx, Inc.+#............................ 24,293     125,595
                                                            -----------
                                                              2,586,571
                                                            -----------
       Resorts/Theme Parks -- 0.2%
         Bluegreen Corp.+#.......................... 17,001     120,877
         Great Wolf Resorts, Inc.+#................. 24,576     170,803

AIG Retirement Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                            Market Value
                   Security Description              Shares   (Note 2)
        ----------------------------------------------------------------
        COMMON STOCK (continued)
        Resorts/Theme Parks (continued)
          Six Flags, Inc.+#......................... 56,504 $   115,833
          Vail Resorts, Inc.+#...................... 25,164   1,252,916
                                                            -----------
                                                              1,660,429
                                                            -----------
        Retail - Apparel/Shoe -- 1.6%
          Aeropostale, Inc.+........................ 53,616   1,873,343
          Bebe Stores, Inc.#........................ 20,311     232,155
          Brown Shoe Co., Inc....................... 35,252     595,406
          Buckle, Inc.#............................. 11,247     515,450
          Cache, Inc.+..............................  8,065     102,345
          Casual Male Retail Group, Inc.+#.......... 28,931     118,328
          Cato Corp., Class A....................... 22,297     350,063
          Charlotte Russe Holding, Inc.+............ 20,285     380,547
          Charming Shoppes, Inc.+#.................. 93,474     543,084
          Christopher & Banks Corp.#................ 28,999     326,239
          Collective Brands, Inc.+#................. 52,291     592,457
          Columbia Sportswear Co.#.................. 11,078     485,438
          Dress Barn, Inc.+......................... 37,679     582,894
          DSW, Inc., Class A+#...................... 12,980     191,715
          Eddie Bauer Holdings, Inc.+#.............. 24,397     112,714
          Genesco, Inc.+#........................... 18,235     523,162
          Gymboree Corp.+........................... 22,959   1,059,328
          Hot Topic, Inc.+.......................... 35,443     186,076
          J Crew Group, Inc.+#...................... 31,202   1,162,898
          Jos. A. Bank Clothiers, Inc.+#............ 14,484     393,965
          Kenneth Cole Productions, Inc. Class A#...  7,423     115,799
          Lululemon Athletica, Inc.+#............... 10,076     322,331
          Men's Wearhouse, Inc...................... 41,184     853,744
          New York & Co., Inc.+..................... 17,435     145,757
          Pacific Sunwear of California, Inc.+...... 56,245     534,327
          Shoe Carnival, Inc.+#.....................  7,022     102,521
          Stage Stores, Inc......................... 30,604     413,460
          Stein Mart, Inc.#......................... 21,737     125,422
          Talbots, Inc.#............................ 18,562     134,389
          The Children's Place Retail Stores, Inc.+. 18,019     620,214
          The Finish Line, Inc., Class A+#.......... 34,055     270,056
          Tween Brands, Inc.+#...................... 19,785     392,930
          Under Armour, Inc., Class A+#............. 19,832     709,986
          Wet Seal, Inc., Class A+.................. 67,550     302,624
                                                            -----------
                                                             15,371,167
                                                            -----------
        Retail - Appliances -- 0.0%
          Conn's, Inc.+#............................  9,759     168,538
                                                            -----------
        Retail - Arts & Crafts -- 0.0%
          A.C. Moore Arts & Crafts, Inc.+........... 16,207     113,287
                                                            -----------
        Retail - Auto Parts -- 0.1%
          CSK Auto Corp.+#.......................... 35,206     405,925
          PEP Boys-Manny Moe & Jack#................ 31,911     286,561
                                                            -----------
                                                                692,486
                                                            -----------
        Retail - Automobile -- 0.2%
          Asbury Automotive Group, Inc.............. 20,522     337,997
          Group 1 Automotive, Inc.#................. 18,246     475,126
          Lithia Motors, Inc., Class A#............. 12,714      86,836
          Rush Enterprises, Inc., Class A+.......... 26,588     430,194
          Sonic Automotive, Inc.#................... 23,449     437,324
                                                            -----------
                                                              1,767,477
                                                            -----------
        Retail - Bedding -- 0.0%
          Select Comfort Corp.+#.................... 37,508     110,649
                                                            -----------
        Retail - Bookstore -- 0.0%
          Books-A-Million, Inc.#.................... 11,157      83,789
          Borders Group, Inc.#...................... 46,914     288,052
                                                            -----------
                                                                371,841
                                                            -----------

                                                            Market Value
                   Security Description              Shares   (Note 2)

        ----------------------------------------------------------------
        Retail - Computer Equipment -- 0.1%
          Insight Enterprises, Inc.+................ 38,725  $  518,915
          PC Connection, Inc.+......................  7,449      81,119
          Systemax, Inc.#...........................  8,502     164,769
                                                             ----------
                                                                764,803
                                                             ----------
        Retail - Convenience Store -- 0.1%
          Casey's General Stores, Inc............... 40,471     885,910
          The Pantry, Inc.+#........................ 18,332     223,651
                                                             ----------
                                                              1,109,561
                                                             ----------
        Retail - Discount -- 0.1%
          99 Cents Only Stores+#.................... 37,556     314,344
          Citi Trends, Inc.+#....................... 11,107     246,575
          Fred's, Inc.#............................. 32,095     402,792
          Tuesday Morning Corp.+#................... 24,031     124,481
                                                             ----------
                                                              1,088,192
                                                             ----------
        Retail - Drug Store -- 0.1%
          Longs Drug Stores Corp.................... 26,392   1,251,509
                                                             ----------
        Retail - Fabric Store -- 0.0%
          Jo-Ann Stores, Inc.+#..................... 19,986     449,885
                                                             ----------
        Retail - Hair Salons -- 0.1%
          Regis Corp................................ 35,488   1,076,706
                                                             ----------
        Retail - Home Furnishings -- 0.1%
          Haverty Furniture Cos., Inc.#............. 14,837     156,085
          Pier 1 Imports, Inc.+#.................... 70,731     509,971
                                                             ----------
                                                                666,056
                                                             ----------
        Retail - Jewelry -- 0.1%
          FGX International Holdings+...............  9,607      99,048
          Movado Group, Inc......................... 13,783     305,983
          Zale Corp.+#.............................. 35,730     778,199
                                                             ----------
                                                              1,183,230
                                                             ----------
        Retail - Leisure Products -- 0.0%
          MarineMax, Inc.+#......................... 13,091     128,161
          West Marine, Inc.+#....................... 11,822      53,199
                                                             ----------
                                                                181,360
                                                             ----------
        Retail - Misc./Diversified -- 0.0%
          Pricesmart, Inc.#......................... 10,723     252,419
          Titan Machinery ,Inc.+#...................  4,443     107,965
                                                             ----------
                                                                360,384
                                                             ----------
        Retail - Office Supplies -- 0.1%
          School Specialty, Inc.+#.................. 15,872     498,222
                                                             ----------
        Retail - Pawn Shops -- 0.2%
          Cash America International, Inc........... 23,789     850,695
          Ezcorp, Inc., Class A+.................... 29,670     374,732
          First Cash Financial Services, Inc.+...... 19,933     306,769
                                                             ----------
                                                              1,532,196
                                                             ----------
        Retail - Perfume & Cosmetics -- 0.1%
          Sally Beauty Holdings Inc.+............... 74,965     565,236
          Ulta Salon Cosmetics & Fragrance, Inc.+#..  6,871      97,981
                                                             ----------
                                                                663,217
                                                             ----------
        Retail - Petroleum Products -- 0.1%
          World Fuel Services Corp.................. 22,857     550,625
                                                             ----------
        Retail - Regional Department Stores -- 0.0%
          Bon - Ton Stores, Inc.#...................  8,205      54,645
          Retail Ventures, Inc.+#................... 22,151     123,603
                                                             ----------
                                                                178,248
                                                             ----------

AIG Retirement Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                                Market Value
                   Security Description                 Shares    (Note 2)
    ------------------------------------------------------------------------
    COMMON STOCK (continued)
    Retail - Restaurants -- 1.3%
      AFC Enterprises, Inc.+#..........................  20,222 $   202,220
      Benihana, Inc. Class A+#.........................   9,869      88,229
      BJ's Restaurants, Inc.+#.........................  13,624     174,660
      Bob Evans Farms, Inc.#...........................  24,970     726,877
      Buffalo Wild Wings, Inc.+#.......................  12,273     404,395
      California Pizza Kitchen, Inc.+#.................  20,529     285,558
      Carrols Restaurant Group, Inc.+#.................   7,975      55,347
      CBRL Group, Inc.#................................  17,734     522,266
      CEC Entertainment, Inc.+.........................  17,533     633,643
      Chipotle Mexican Grill, Inc., Class B+#..........  26,265   2,171,853
      CKE Restaurants, Inc.#...........................  42,035     497,694
      Denny's Corp.+...................................  75,036     304,646
      Domino's Pizza, Inc.+#...........................  32,742     440,707
      IHOP Corp.#......................................  13,964     654,772
      Jack in the Box, Inc.+...........................  47,581   1,169,065
      Jamba, Inc.+#....................................  41,668      96,670
      Krispy Kreme Doughnuts, Inc.+#...................  51,784     183,833
      Landry's Restaurants, Inc.#......................  10,010     164,264
      McCormick & Schmick's Seafood Restaurants, Inc.+.  11,731     111,679
      Morton's Restaurant Group, Inc.+.................   8,518      69,422
      O'Charley's, Inc.#...............................  17,780     197,358
      Papa John's International, Inc.+.................  17,232     507,138
      PF Chang's China Bistro, Inc.+#..................  19,364     514,695
      Red Robin Gourmet Burgers, Inc.+#................  13,346     448,559
      Ruby Tuesday, Inc.#..............................  43,499     325,373
      Ruth's Chris Steak House, Inc.+#.................  15,230     107,524
      Sonic Corp.+#....................................  48,686     933,797
      Texas Roadhouse, Inc., Class A+#.................  42,190     465,356
      The Steak n Shake Co.+#..........................  22,790     154,288
      Triarc Cos., Inc., Class B#......................  50,442     354,607
                                                                -----------
                                                                 12,966,495
                                                                -----------
    Retail - Sporting Goods -- 0.1%
      Big 5 Sporting Goods Corp.#......................  18,178     163,420
      Cabela's Inc., Class A+#.........................  31,138     431,262
      Gander Mountain Co.+#............................   4,090      17,178
      Hibbett Sports, Inc.+#...........................  22,750     478,205
      Zumiez, Inc.+#...................................  13,822     289,709
                                                                -----------
                                                                  1,379,774
                                                                -----------
    Retail - Toy Stores -- 0.0%
      Build-A-Bear Workshop, Inc.+#....................  12,562     114,942
                                                                -----------
    Retail - Video Rentals -- 0.1%
      Blockbuster, Inc., Class A+#..................... 153,828     499,941
                                                                -----------
    Retirement/Aged Care -- 0.1%
      Capital Senior Living Corp.+.....................  18,608     149,608
      Emeritus Corp.+#.................................   9,784     207,714
      Sunrise Senior Living, Inc.+.....................  35,814     948,355
                                                                -----------
                                                                  1,305,677
                                                                -----------
    Rubber - Tires -- 0.1%
      Cooper Tire & Rubber Co.#........................  49,405     542,467
                                                                -----------
    Rubber/Plastic Products -- 0.0%
      Myers Industries, Inc............................  22,437     272,610
                                                                -----------
    Satellite Telecom -- 0.1%
      GeoEye, Inc.+....................................  14,022     239,075
      Globalstar, Inc.+#...............................  15,521      45,321
      Hughes Communications, Inc.+#....................   5,151     238,955
      ICO Global Communications Holdings, Ltd.+#.......  82,387     370,742
      Loral Space & Communications, Inc.+..............   9,177     177,942
                                                                -----------
                                                                  1,072,035
                                                                -----------
    Savings & Loans/Thrifts -- 1.0%
      Abington Bancorp, Inc.#..........................   8,404      84,292

                                                                 Market Value
                   Security Description                   Shares   (Note 2)

  ---------------------------------------------------------------------------
  Savings & Loans/Thrifts (continued)
    Anchor BanCorp Wisconsin, Inc.#...................... 15,682  $  220,018
    BankAtlantic Bancorp, Inc. Class A................... 33,444      58,861
    BankUnited Financial Corp. Class A#.................. 25,580      80,577
    Beneficial Mut Bancorp Inc+#......................... 29,192     336,876
    Berkshire Hills Bancorp, Inc.#.......................  8,565     216,780
    Brookline Bancorp, Inc............................... 46,648     468,812
    Clifton Savings Bancorp, Inc.#.......................  8,946      91,160
    CSF Holdings, Inc.+(2)(3)............................  2,375           0
    Dime Community Bancshares............................ 19,724     358,582
    Downey Financial Corp.#.............................. 16,912     113,649
    First Financial Holdings, Inc........................  9,559     239,740
    First Niagara Financial Group, Inc.#................. 84,851   1,202,339
    First Place Financial Corp.#......................... 13,150     167,399
    FirstFed Financial Corp.+#........................... 10,924     161,020
    Flagstar Bancorp, Inc.#.............................. 35,636     169,271
    Flushing Financial Corp.............................. 16,914     331,853
    Franklin Bank Corp.+#................................ 20,303      20,709
    Investors Bancorp, Inc.+............................. 40,893     584,361
    K-Fed Bancorp#.......................................  3,927      44,689
    Kearny Financial Corp.#.............................. 17,148     199,603
    NASB Financial, Inc.#................................  3,021      77,187
    NewAlliance Bancshares, Inc.#........................ 90,877   1,217,752
    Northfield Bancorp Inc+.............................. 16,149     181,192
    Northwest Bancorp, Inc.#............................. 14,687     360,272
    Oritani Financial Corp.+#............................  9,744     152,006
    PFF BanCorp., Inc.#.................................. 18,121      22,289
    Provident Financial Services, Inc.#.................. 49,509     778,777
    Provident New York Bancorp, Inc.#.................... 32,141     418,154
    Rockville Financial, Inc.#...........................  7,119      98,527
    Roma Financial Corp.#................................  8,127     120,442
    Sterling Financial Corp.#............................ 41,065     364,657
    TierOne Corp.#....................................... 14,462     103,693
    United Community Financial Corp.#.................... 21,483     130,402
    ViewPoint Financial Group............................  9,296     150,502
    Wauwatosa Holdings, Inc.+#...........................  7,844     102,521
    Westfield Financial, Inc.............................  8,286      81,368
    WSFS Financial Corp..................................  5,036     256,584
                                                                  ----------
                                                                   9,766,916
                                                                  ----------
  Schools -- 0.8%
    American Public Education, Inc.+#....................  4,261     158,041
    Capella Education Co.+...............................  8,607     558,680
    Corinthian Colleges, Inc.+#.......................... 69,404     888,371
    DeVry, Inc........................................... 48,020   2,739,541
    INVESTools, Inc.#.................................... 41,896     336,006
    K12, Inc.+#..........................................  4,959     133,397
    Lincoln Educational Services Corp.+#.................  3,754      46,625
    Strayer Education, Inc............................... 11,639   2,326,636
    Universal Technical Institute, Inc.+#................ 16,870     217,960
                                                                  ----------
                                                                   7,405,257
                                                                  ----------
  Seismic Data Collection -- 0.2%
    Dawson Geophysical Co.+..............................  6,106     416,979
    ION Geophysical Corp.+#.............................. 66,454   1,089,181
                                                                  ----------
                                                                   1,506,160
                                                                  ----------
  Semiconductor Components - Integrated Circuits -- 0.6%
    Anadigics, Inc.+#.................................... 50,123     619,520
    Cirrus Logic, Inc.+#................................. 70,620     463,267
    Emulex Corp.+........................................ 68,367     958,505
    Exar Corp.+#......................................... 32,888     258,500
    Hitte Microwave Corp.+............................... 13,114     523,904
    Micrel, Inc.......................................... 41,152     395,059
    Pericom Semiconductor Corp.+......................... 20,839     390,523
    Sigma Designs, Inc.+#................................ 21,257     393,255
    Standard Microsystems Corp.+#........................ 18,319     597,200

AIG Retirement Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                                    Market Value
                   Security Description                     Shares    (Note 2)
--------------------------------------------------------------------------------
COMMON STOCK (continued)
Semiconductor Components - Integrated Circuits (continued)
  Techwell, Inc.+#.........................................  11,981  $  158,389
  TriQuint Semiconductor, Inc.+............................ 111,441     742,197
                                                                     ----------
                                                                      5,500,319
                                                                     ----------
Semiconductor Equipment -- 0.9%
  Asyst Technologies, Inc.+................................  39,436     139,998
  ATMI, Inc.+..............................................  25,708     769,440
  Axcelis Technologies, Inc.+..............................  81,421     464,914
  Brooks Automation, Inc.+.................................  52,517     535,148
  Cabot Microelectronics Corp.+............................  19,059     707,089
  Cohu, Inc................................................  18,211     311,590
  Credence Systems Corp.+..................................  81,026      87,508
  Entegris, Inc.+..........................................  92,756     713,294
  FormFactor, Inc.+#.......................................  38,269     835,412
  Kulicke and Soffa Industries, Inc.+......................  43,185     305,750
  LTX Corp.+#..............................................  49,761     146,297
  Mattson Technology, Inc.+................................  39,529     198,436
  MKS Instruments, Inc.+...................................  36,495     859,822
  Photronics, Inc.+........................................  33,477     300,624
  Rudolph Technologies, Inc.+#.............................  24,482     246,289
  Semitool, Inc.+#.........................................  17,755     148,964
  Tessera Technologies, Inc.+..............................  38,387     808,814
  Ultra Clean Holdings, Inc.+..............................  15,200     158,536
  Ultratech, Inc.+.........................................  18,609     297,930
  Veeco Instruments, Inc.+#................................  24,957     479,923
                                                                     ----------
                                                                      8,515,778
                                                                     ----------
Software Tools -- 0.0%
  ArcSight, Inc.+#.........................................   5,501      47,419
  Borland Software Corp.+#.................................  58,233      82,108
  MedAssets, Inc.+.........................................  11,673     208,480
                                                                     ----------
                                                                        338,007
                                                                     ----------
Specified Purpose Acquisitions -- 0.1%
  Energy Infrastructure Acquisition Corp.+#................  17,880     180,946
  Information Services Group Inc+#.........................  19,980      97,303
  Marathon Acquisition Corp.+#.............................  30,317     237,988
  NTR Acquisition Co+#.....................................  19,679     190,099
                                                                     ----------
                                                                        706,336
                                                                     ----------
Steel Pipe & Tube -- 0.3%
  Mueller Water Products, Inc., Class A#...................  91,930     931,251
  Northwest Pipe Co.+#.....................................   7,156     336,260
  Valmont Industries, Inc.#................................  14,902   1,711,346
                                                                     ----------
                                                                      2,978,857
                                                                     ----------
Steel - Producers -- 0.2%
  Olympic Steel, Inc.#.....................................   6,999     454,795
  Schnitzer Steel Industries, Inc, Class A.................  17,524   1,754,853
                                                                     ----------
                                                                      2,209,648
                                                                     ----------
Steel - Specialty -- 0.0%
  Universal Stainless & Alloy Products, Inc.+#.............   5,317     209,809
                                                                     ----------
Storage/Warehousing -- 0.1%
  Mobile Mini, Inc.+#......................................  28,760     695,129
                                                                     ----------
Sugar -- 0.0%
  Imperial Sugar Co.#......................................   9,413     136,488
                                                                     ----------
Superconductor Product & Systems -- 0.1%
  American Superconductor Corp.+#..........................  32,524   1,147,447
                                                                     ----------
Telecom Equipment - Fiber Optics -- 0.2%
  Avanex Corp.+#........................................... 155,787     183,829
  Finisar Corp.+#.......................................... 214,587     394,840
  Harmonic, Inc.+..........................................  74,734     718,941
  MRV Communications, Inc.+#............................... 126,758     225,629

                                                             Market Value
                  Security Description               Shares    (Note 2)

      -------------------------------------------------------------------
      Telecom Equipment - Fiber Optics (continued)
        Oplink Communications, Inc.+................  16,526  $  183,108
        Sycamore Networks, Inc.+.................... 147,630     500,466
                                                              ----------
                                                               2,206,813
                                                              ----------
      Telecom Services -- 0.9%
        Cbeyond, Inc.+#.............................  16,532     306,669
        Consolidated Communications Holdings, Inc.#.  18,461     276,915
        Fairpoint Communications, Inc.#.............  72,177     649,593
        FiberTower Corp.+#..........................  82,460     126,164
        Global Crossing Ltd+#.......................  28,556     517,435
        Harris Stratex Networks, Inc.+#.............  20,233     227,419
        Hungarian Telephone & Cable+#...............   2,881      47,536
        Iowa Telecommunications Services, Inc.#.....  25,401     488,207
        Knology, Inc.+#.............................  20,856     309,294
        MasTec, Inc.+...............................  34,001     400,872
        Neutral Tandem, Inc.+.......................   5,711     110,508
        NTELOS Holdings Corp........................  22,228     620,606
        Orbcomm, Inc.+#.............................  21,012     130,064
        PAETEC Holding Corp.+.......................  82,594     730,131
        Premiere Global Services, Inc.+.............  49,469     749,455
        RCN Corp.+#.................................  24,475     296,392
        SAVVIS, Inc.+#..............................  22,004     367,027
        Time Warner Cable, Inc., Class A+#.......... 115,913   2,167,573
        USA Mobility, Inc.+.........................  18,489     145,139
        Vonage Holdings Corp.+#.....................  51,795     103,590
                                                              ----------
                                                               8,770,589
                                                              ----------
      Telecommunication Equipment -- 0.7%
        ADTRAN, Inc.................................  43,910   1,092,920
        Anaren, Inc.+...............................  11,786     153,336
        Arris Group, Inc.+..........................  98,037     917,626
        Comtech Telecommunications Corp.+...........  18,546     858,680
        CPI International, Inc.+....................   5,750      70,093
        Ditech Networks, Inc.+#.....................  20,698      49,261
        Network Equipment Technologies, Inc.+#......  23,399     114,421
        OpNext, Inc.+...............................  14,951      86,716
        Optium Corp.+#..............................   9,806     107,866
        Plantronics, Inc............................  38,504     935,262
        Preformed Line Products Co.#................   1,985     100,282
        ShoreTel, Inc.+.............................   7,275      39,285
        Sonus Networks, Inc.+#...................... 214,113     918,545
        Symmetricom, Inc.+..........................  37,180     156,528
        Tekelec+#...................................  46,360     778,384
        UTStarcom, Inc.+#...........................  85,083     408,398
                                                              ----------
                                                               6,787,603
                                                              ----------
      Telephone - Integrated -- 0.2%
        Alaska Communications Systems Group, Inc....  34,216     442,755
        Atlantic Tele-Network, Inc..................   7,543     225,988
        Cincinnati Bell, Inc.+...................... 198,386     835,205
        General Communication, Inc., Class A+#......  42,956     316,156
        IDT Corp., Class B+#........................  36,575     130,573
        Shenandoah Telecom Co.......................  18,693     306,192
        SureWest Communications#....................  11,588     113,794
                                                              ----------
                                                               2,370,663
                                                              ----------
      Television -- 0.1%
        Lin TV Corp., Class A+#.....................  21,840     199,836
        Sinclair Broadcast Group, Inc., Class A#....  39,394     353,364
                                                              ----------
                                                                 553,200
                                                              ----------
      Textile - Apparel -- 0.0%
        Cherokee, Inc.#.............................   6,006     163,543
        Perry Ellis International, Inc.+............   9,100     248,066
                                                              ----------
                                                                 411,609
                                                              ----------

AIG Retirement Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                          Market Value
                   Security Description           Shares    (Note 2)
          ------------------------------------------------------------
          COMMON STOCK (continued)
          Theaters -- 0.1%
            Carmike Cinemas, Inc.#...............  10,097 $    83,805
            Cinemark Holdings, Inc.#.............  22,429     324,547
            National CineMedia, Inc..............  33,643     669,496
                                                          -----------
                                                            1,077,848
                                                          -----------
          Therapeutics -- 1.3%
            Alexza Pharmaceuticals, Inc.+#.......  16,255      83,226
            Allos Therapeutics, Inc.+#...........  33,460     212,136
            Alnylam Pharmaceuticals, Inc.+#......  28,037     809,709
            Altus Pharmaceuticals, Inc.+#........  17,002      72,939
            BioMarin Pharmaceuticals, Inc.+......  76,739   2,929,128
            CV Therapeutics, Inc.+...............  47,556     419,919
            Cypress Bioscience, Inc.+#...........  29,634     241,221
            CytRx Corp.+#........................  69,539      61,194
            Dendreon Corp.+#.....................  74,661     388,237
            Discovery Laboratories, Inc.+#.......  77,371     144,684
            Isis Pharmaceuticals, Inc.+#.........  74,450   1,052,723
            Mannkind Corp.+#.....................  42,274     126,822
            Medarex, Inc.+#...................... 100,887     878,726
            Nabi Biopharmaceuticals Inc+#........  42,179     174,621
            Neurocrine Biosciences, Inc.+#.......  30,429     150,015
            Neurogen Corp.+......................  25,348      21,039
            Onyx Pharmaceuticals, Inc.+..........  43,819   1,548,563
            Progenics Pharmaceuticals, Inc.+#....  20,459     335,118
            The Medicines Co.+...................  41,433     758,224
            Trubion Pharmaceuticals, Inc.+#......   6,955      43,260
            United Therapeutics Corp.+...........  17,815   1,701,511
            Vanda Pharmaceuticals, Inc.+#........  21,290      99,637
            Vivus, Inc.+.........................  46,748     319,756
                                                          -----------
                                                           12,572,408
                                                          -----------
          Tobacco -- 0.2%
            Alliance One International, Inc.+#...  76,631     460,552
            Universal Corp.#.....................  21,649   1,074,007
            Vector Group, Ltd.#..................  24,886     434,759
                                                          -----------
                                                            1,969,318
                                                          -----------
          Toys -- 0.2%
            JAKKS Pacific, Inc.+.................  22,544     532,039
            Leapfrog Enterprises, Inc.+..........  27,582     227,827
            Marvel Entertainment, Inc.+#.........  39,711   1,351,365
                                                          -----------
                                                            2,111,231
                                                          -----------
          Transactional Software -- 0.2%
            ACI Worldwide, Inc+#.................  27,510     478,949
            Bottomline Technologies, Inc.+.......  17,354     172,672
            Innerworkings, Inc.+#................  18,668     239,511
            Solera Holdings, Inc.+...............  21,028     573,434
            Synchronoss Technologies, Inc.+#.....  14,756     196,107
                                                          -----------
                                                            1,660,673
                                                          -----------
          Transport - Air Freight -- 0.1%
            Air Transport Services Group, Inc.+..  50,207      82,842
            Atlas Air Worldwide Holdings, Inc.+#.  10,688     661,587
                                                          -----------
                                                              744,429
                                                          -----------
          Transport - Equipment & Leasng -- 0.1%
            AMERCO+#.............................   8,017     477,092
            Greenbrier Cos., Inc.#...............  12,805     336,131
            TAL International Group, Inc.#.......  13,160     353,609
            Textainer Group Holding Ltd.#........   5,529     123,960
                                                          -----------
                                                            1,290,792
                                                          -----------
          Transport - Marine -- 0.9%
            American Commercial Lines, Inc.+#....  40,167     616,162
            Arlington Tankers, Ltd.#.............  10,628     247,313
            Double Hull Tankers, Inc.#...........  17,021     174,976

                                                             Market Value
                   Security Description               Shares   (Note 2)

      -------------------------------------------------------------------
      Transport - Marine (continued)
        Eagle Bulk Shipping, Inc.#................... 37,429  $1,247,883
        Genco Shipping & Trading, Ltd.#.............. 16,097   1,130,653
        General Maritime Corp.#...................... 22,928     647,257
        Golar LNG, Ltd.#............................. 27,938     513,221
        Gulfmark Offshore, Inc.+#.................... 18,321   1,229,889
        Horizon Lines, Inc. Class A#................. 23,947     301,014
        Knightsbridge Tankers, Ltd................... 13,697     462,822
        Nordic American Tanker Shipping#............. 24,011     918,661
        Ship Finance International, Ltd. (New York)#. 25,231     774,339
        TBS Intrenational, Ltd. Class A+#............  3,890     181,196
        Teekay Tankers, Ltd. Class A#................ 10,814     236,827
        Ultrapetrol Bahamas, Ltd.+#.................. 12,188     185,623
                                                              ----------
                                                               8,867,836
                                                              ----------
      Transport - Rail -- 0.1%
        Genesee & Wyoming, Inc., Class A+............ 25,028   1,021,643
                                                              ----------
      Transport - Services -- 0.3%
        Bristow Group, Inc.+#........................ 16,209     847,244
        Dynamex, Inc.+#..............................  8,494     212,945
        Hub Group, Inc., Class A+.................... 31,060   1,120,645
        Pacer International, Inc..................... 27,685     621,805
        PHI, Inc.+#.................................. 10,903     427,616
        Universal Truckload Services, Inc.+#.........  4,751     115,734
                                                              ----------
                                                               3,345,989
                                                              ----------
      Transport - Truck -- 0.5%
        Arkansas Best Corp.#......................... 18,063     671,221
        Celadon Group, Inc.+......................... 17,502     199,523
        Forward Air Corp............................. 24,164     895,276
        Heartland Express, Inc.#..................... 46,434     715,084
        Knight Transportation, Inc.#................. 45,822     836,710
        Marten Transport, Ltd.+...................... 12,244     219,412
        Old Dominion Freight Lines, Inc.+#........... 23,773     717,469
        Patriot Transportation Holding, Inc.+#.......  1,291     116,035
        Saia, Inc.+.................................. 10,705     148,906
        Werner Enterprises, Inc.#.................... 37,256     705,629
                                                              ----------
                                                               5,225,265
                                                              ----------
      Travel Services -- 0.0%
        Ambassadors Group, Inc.#..................... 12,590     233,671
        Ambassadors International, Inc.+#............  7,152      45,272
                                                              ----------
                                                                 278,943
                                                              ----------
      Ultra Sound Imaging Systems -- 0.0%
        SonoSite, Inc.+#............................. 13,295     408,422
                                                              ----------
      Veterinary Diagnostics -- 0.0%
        Animal Health International, Inc.+...........  9,452      64,179
                                                              ----------
      Veterinary Products -- 0.0%
        PetMed Express, Inc.+#....................... 17,115     238,754
                                                              ----------
      Vitamins & Nutrition Products -- 0.0%
        Mannatech, Inc.#............................. 12,531      79,196
        Synutra International, Inc.+#................  3,460     113,522
        Tiens Biotech Group USA, Inc.+#..............  2,800       5,152
        USANA Health Sciences, Inc.+#................  6,757     171,966
                                                              ----------
                                                                 369,836
                                                              ----------
      Water -- 0.2%
        American States Water Co.#................... 13,666     461,227
        California Water Service Group#.............. 15,676     571,233
        Consolidated Water Co., Inc.#................ 11,504     227,664
        PICO Holdings, Inc.+#........................ 12,210     506,227
        SJW Corp.#................................... 12,145     377,224
        Southwest Water Co.#......................... 19,276     198,543
                                                              ----------
                                                               2,342,118
                                                              ----------

AIG Retirement Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                      Shares/
                                                     Principal Market Value
                  Security Description                Amount     (Note 2)
     ----------------------------------------------------------------------
     COMMON STOCK (continued)
     Web Hosting/Design -- 0.3%
       Equinix, Inc.+#..............................   28,807  $  2,750,780
       NIC, Inc.....................................   31,413       256,330
       Terremark Worldwide, Inc.+#..................   40,569       255,585
                                                               ------------
                                                                  3,262,695
                                                               ------------
     Web Portals/ISP -- 0.4%
       EarthLink, Inc.+#............................   88,550       850,080
       Sohu.com, Inc.+..............................   22,008     1,926,140
       Trizetto Group, Inc.+........................   34,160       733,415
       United Online, Inc...........................   53,455       653,755
                                                               ------------
                                                                  4,163,390
                                                               ------------
     Wire & Cable Products -- 0.3%
       Belden, Inc.#................................   36,083     1,511,517
       Coleman Cable, Inc.+#........................    6,723        74,625
       Encore Wire Corp.............................   18,706       423,691
       Insteel Industries, Inc......................   14,643       234,727
       Superior Essex, Inc.+........................   16,358       711,573
                                                               ------------
                                                                  2,956,133
                                                               ------------
     Wireless Equipment -- 0.4%
       Airvana Inc+#................................    6,817        38,925
       Aruba Networks, Inc.+#.......................    6,704        42,101
       Audiovox Corp., Class A+#....................   13,448       143,356
       EMS Technologies, Inc.+......................   12,298       336,719
       InterDigital, Inc.+#.........................   37,574       938,974
       Nextwave Wireless, Inc.+#....................   23,799       127,801
       Novatel Wireless, Inc.+#.....................   25,843       266,441
       Powerwave Technologies, Inc.+#...............  104,362       420,579
       RF Micro Devices, Inc.+#.....................  211,795       847,180
       ViaSat, Inc.+................................   19,408       418,048
                                                               ------------
                                                                  3,580,124
                                                               ------------
     Wound, Burn & Skin Care -- 0.0%
       Obagi Medical Products, Inc.+................    4,278        38,374
                                                               ------------
     X-Ray Equipment -- 0.5%
       Hologic, Inc.+...............................  196,010     4,710,120
                                                               ------------
     Total Common Stock
        (cost $953,618,997).........................            971,188,538
                                                               ------------
     PREFERRED STOCK -- 0.0%
     Diagnostic Kits -- 0.0%
       Inverness Medical Innovations, Inc.
        3.00%
        (cost $354,802).............................    1,387       359,233
                                                               ------------
     RIGHTS -- 0.0%
     Investment Companies -- 0.0%
       TICC Capital Corp.+ Expires 06/13/08.........   17,098         4,957
                                                               ------------
     Medical - Drugs -- 0.0%
       OSI Pharmaceuticals, Inc.+ Expires 06/08/12..    1,002             0
                                                               ------------
     Total Rights
        (cost $0)...................................                  4,957
                                                               ------------
     WARRANTS -- 0.0%
     Finance - Other Services -- 0.0%
       Imperial Credit Industries, Inc.(1)(2)(3)
        Expires 01/31/08 (Strike price $2.15) --
        (cost $0)...................................      255             0
                                                               ------------
     CORPORATE BONDS & NOTES -- 0.0%
     Metal Processors & Fabrication -- 0.0%
       Mueller Industries, Inc. Sub. Notes
        6.00% due 11/01/14
        (cost $152,000)............................. $152,000       134,140
                                                               ------------
     Total Long-Term Investment Securities
        (cost $954,125,799).........................            971,686,868
                                                               ------------

                                                           Shares/
                                                          Principal    Market Value
                Security Description                       Amount        (Note 2)

-------------------------------------------------------------------------------------
SHORT - TERM INVESTMENT SECURITIES -- 26.7%
Collective Investment Pool -- 25.4%
  Securities Lending Quality Trust(4)..................  250,884,666  $  250,884,666
                                                                      --------------
Commercial Paper -- 1.1%
  Erste Finance LLC
   2.35% due 06/02/08.................................. $ 11,000,000      10,999,282
                                                                      --------------
U.S. Government Treasuries -- 0.2%
  United States Treasury Bill
   1.71% due 07/10/08(5)...............................      900,000         897,620
   1.75% due 07/17/08(5)...............................    1,000,000         997,762
   1.86% due 07/24/08(5)...............................      100,000          99,726
                                                                      --------------
                                                                           1,995,108
                                                                      --------------
Total Short - Term Investment Securities
   (cost $263,879,056).................................                  263,879,056
                                                                      --------------
REPURCHASE AGREEMENT -- 0.5%
  Agreement with State Street Bank & Trust Co.,
   bearing interest at 1.71%, dated 05/30/08, to be
   repurchased 06/02/08 in the amount of $4,970,708
   and collateralized by Federal Home Loan Bank
   Bonds, bearing interest at 4.50%, due 04/06/09 and
   having an approximate value of $5,122,725.
   (cost $4,970,000)...................................    4,970,000       4,970,000
                                                                      --------------
TOTAL INVESTMENTS
   (cost $1,222,973,148)(6)............................        125.3%  1,240,535,924
Liabilities in excess of other assets..................        (25.3)   (250,137,574)
                                                        ------------  --------------
NET ASSETS --                                                  100.0% $  990,398,350
                                                        ============  ==============

--------
+  Non-income producing security
#  The security or a portion thereof is out on loan (See Note 2)
(1)To the extent permitted by the Statement of Additional Information, the Small Cap Index Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2008, the Small Cap Index Fund held the following restricted securities:

                                                                             Market    % of
                                    Acquisition        Acquisition  Market    Value    Net
               Name                    Date     Shares    Cost      Value   Per Share Assets
----------------------------------- ----------- ------ ----------- -------- --------- ------
Imperial Credit Industry (Warrant).  02/02/06      255  $     --   $     --  $   --    0.00%
Expires 01/31/08
 (Strike price $2.15)
iPCS, Inc.
 (Common Stock)....................  06/30/06   10,503   506,866
                                     08/29/06      811    42,172
                                     11/28/06      481    25,488
                                     02/13/07      676    35,988
                                     08/01/07      585    18,881
                                     10/12/07      560    20,936    408,480   30.00    0.00
                                                ------  --------   --------            ----
                                                13,616  $650,331   $408,480            0.00%
                                                ======  ========   ========            ====

(2)Fair valued security; see Note 2
(3)Illiquid security
(4)The security is purchased with the cash collateral received from securities loaned (See Note 2).
(5)The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(6)See Note 5 for cost of investments on a tax basis.

Open Futures Contracts
--------------------------------------------------------------------------------------
                                                                          Unrealized
Number of                           Expiration  Value at   Value as of   Appreciation
Contracts       Description            Date    Trade Date  May 31, 2008 (Depreciation)
--------------------------------------------------------------------------------------
226 Long  Russel E Mini 2000 Index. June 2008  $16,156,486 $16,920,620     $764,134
                                                                           ========

See Notes to Financial Statements

AIG Retirement Company I Small Cap Special Values Fund
PORTFOLIO PROFILE -- May 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

             Collective Investment Pool...................... 22.6%
             Oil Companies -- Exploration & Production.......  5.6
             Banks -- Commercial.............................  5.3
             Time Deposits...................................  3.3
             Electric -- Integrated..........................  3.3
             Retail -- Apparel/Shoe..........................  3.2
             Real Estate Investment Trusts...................  2.7
             Insurance -- Property/Casualty..................  2.6
             Human Resources.................................  2.6
             Computers -- Memory Devices.....................  2.6
             Metal Processors & Fabrication..................  2.5
             Index Fund -- Small Cap.........................  2.3
             Wire & Cable Products...........................  1.8
             Retail -- Restaurants...........................  1.8
             Gas -- Distribution.............................  1.8
             Insurance -- Reinsurance........................  1.7
             Insurance -- Life/Health........................  1.7
             Paper & Related Products........................  1.7
             Machinery -- General Industrial.................  1.5
             Networking Products.............................  1.3
             Transport -- Marine.............................  1.3
             Electronic Components -- Misc...................  1.3
             Finance -- Investment Banker/Broker.............  1.2
             Building Products -- Doors & Windows............  1.2
             Semiconductor Equipment.........................  1.2
             Transport -- Truck..............................  1.2
             Diversified Manufacturing Operations............  1.1
             Medical -- Drugs................................  1.1
             Investment Companies............................  1.1
             Retail -- Convenience Store.....................  1.0
             Distribution/Wholesale..........................  1.0
             Savings & Loans/Thrifts.........................  1.0
             Electronic Components -- Semiconductors.........  1.0
             Financial Guarantee Insurance...................  1.0
             Web Portals/ISP.................................  0.9
             Diversified Operations/Commercial Services......  0.9
             Auto/Truck Parts & Equipment -- Original........  0.9
             Consumer Products -- Misc.......................  0.9
             Insurance Brokers...............................  0.8
             Food -- Retail..................................  0.8
             Circuit Boards..................................  0.8
             Repurchase Agreements...........................  0.8
             Semiconductor Components -- Integrated Circuits.  0.7
             Chemicals -- Specialty..........................  0.7
             Medical Products................................  0.7
             Health Care Cost Containment....................  0.7
             Containers -- Metal/Glass.......................  0.7
             Office Supplies & Forms.........................  0.7
             Commercial Services -- Finance..................  0.6
             Chemicals -- Plastics...........................  0.6
             Office Furnishings -- Original..................  0.6
             Food -- Wholesale/Distribution..................  0.6
             Oil & Gas Drilling..............................  0.6
             Aerospace/Defense -- Equipment..................  0.6
             Retail -- Jewelry...............................  0.6
             Machinery -- Electrical.........................  0.5
             Food -- Misc....................................  0.5
             Retail -- Home Furnishings......................  0.5
             Medical Instruments.............................  0.5
             Home Furnishings................................  0.5
             Footwear & Related Apparel......................  0.5
             Telecommunication Equipment.....................  0.5
             Electronic Measurement Instruments..............  0.5
             Cellular Telecom................................  0.4
             Multimedia......................................  0.4
             Publishing -- Newspapers........................  0.4
             Chemicals -- Diversified........................  0.4
             Industrial Gases................................  0.4
             Computer Services...............................  0.4

              Wireless Equipment..........................   0.4
              E-Commerce/Products.........................   0.4
              Computers -- Periphery Equipment............   0.4
              Tools -- Hand Held..........................   0.3
              Retail -- Pawn Shops........................   0.3
              Computer Graphics...........................   0.3
              Aerospace/Defense...........................   0.3
              Building -- MobileHome/Manufactured Housing.   0.3
              Enterprise Software/Service.................   0.3
              Athletic Equipment..........................   0.3
              Textile -- Apparel..........................   0.3
              Airlines....................................   0.3
              Coatings/Paint..............................   0.3
              Computer Aided Design.......................   0.3
              Non -- Ferrous Metals.......................   0.3
              Lasers -- System/Components.................   0.3
              Real Estate Operations & Development........   0.3
              Steel -- Producers..........................   0.3
              Finance -- Credit Card......................   0.3
              Electronic Parts Distribution...............   0.3
              Batteries/Battery Systems...................   0.3
              Internet Infrastructure Software............   0.3
              Building Products -- Wood...................   0.3
              Telecom Equipment -- Fiber Optics...........   0.3
              Applications Software.......................   0.3
              Containers -- Paper/Plastic.................   0.2
              Medical -- Generic Drugs....................   0.2
              Food -- Canned..............................   0.2
              Oil Refining & Marketing....................   0.2
              Finance -- Leasing Companies................   0.2
              Retail -- Automobile........................   0.2
              Medical Laser Systems.......................   0.2
              Funeral Services & Related Items............   0.2
              Telephone -- Integrated.....................   0.2
              Engines -- Internal Combustion..............   0.2
              Building Products -- Air & Heating..........   0.2
              Agricultural Operations.....................   0.2
              Medical -- Biomedical/Gene..................   0.2
              Rental Auto/Equipment.......................   0.2
              Consulting Services.........................   0.2
              Oil Companies -- Integrated.................   0.2
              Recreational Vehicles.......................   0.2
              Computers -- Integrated Systems.............   0.2
              Apparel Manufacturers.......................   0.2
              Multilevel Direct Selling...................   0.2
              Building -- Residential/Commercial..........   0.1
              Software Tools..............................   0.1
              Internet Infrastructure Equipment...........   0.1
              Textile -- Products.........................   0.1
              Publishing -- Books.........................   0.1
              Building & Construction Products -- Misc....   0.1
              Investment Management/Advisor Services......   0.1
              Tobacco.....................................   0.1
              Medical -- HMO..............................   0.1
              Athletic Footwear...........................   0.1
              Oil Field Machinery & Equipment.............   0.1
              Capacitors..................................   0.1
              Energy -- Alternate Sources.................   0.1
              Disposable Medical Products.................   0.1
              Real Estate Management/Services.............   0.1
                                                           -----
                                                           122.5%
                                                           =====

*  Calculated as a percentage of net assets.

AIG Retirement Company I Small Cap Special Values Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008
--------------------------------------------------------------------------------


                                                               Market Value
                   Security Description                Shares    (Note 2)
     ----------------------------------------------------------------------
     COMMON STOCK -- 93.6%
     Aerospace/Defense -- 0.3%
       Teledyne Technologies, Inc.+...................  15,570 $   866,938
                                                               -----------
     Aerospace/Defense - Equipment -- 0.6%
       GenCorp, Inc.+................................. 116,690     970,861
       Innovative Solutions and Support, Inc.+#.......  59,460     460,220
                                                               -----------
                                                                 1,431,081
                                                               -----------
     Agricultural Operations -- 0.2%
       Andersons, Inc.#...............................  12,610     534,160
                                                               -----------
     Airlines -- 0.3%
       Skywest, Inc...................................  51,280     792,789
                                                               -----------
     Apparel Manufacturers -- 0.2%
       Delta Apparel, Inc.............................  19,144      56,858
       Oxford Industries, Inc.#.......................  13,428     367,121
                                                               -----------
                                                                   423,979
                                                               -----------
     Applications Software -- 0.3%
       Corel Corp.+#..................................  63,635     694,258
                                                               -----------
     Athletic Equipment -- 0.3%
       Nautilus, Inc.................................. 118,586     798,084
                                                               -----------
     Athletic Footwear -- 0.1%
       K-Swiss, Inc., Class A.........................  18,324     293,550
                                                               -----------
     Auto/Truck Parts & Equipment - Original -- 0.9%
       American Axle & Manufacturing Holdings, Inc.#..  30,770     572,014
       ArvinMeritor, Inc..............................  55,730     834,278
       Modine Manufacturing Co........................  27,308     429,828
       Superior Industries International, Inc.#.......  19,345     397,733
       Supreme Industries, Inc. Class A#..............       1           5
                                                               -----------
                                                                 2,233,858
                                                               -----------
     Banks - Commercial -- 5.3%
       AMCORE Financial, Inc..........................  51,204     501,799
       BancorpSouth, Inc..............................  78,114   1,848,958
       City Holding Co................................  21,670     932,243
       Colonial BancGroup, Inc........................  96,485     591,453
       Columbia Banking System, Inc.#.................  25,250     674,932
       East West Bancorp, Inc.........................  23,170     306,771
       First Citizens BancShares, Inc., Class A#......  23,847   3,802,166
       Hanmi Financial Corp...........................  64,660     413,824
       IBERIABANK Corp.#..............................   4,666     246,085
       Provident Bankshares Corp......................  45,310     433,164
       Renasant Corp.#................................  54,983   1,276,705
       Sterling Bancshares, Inc.......................  72,185     737,731
       UMB Financial Corp.............................  26,404   1,377,497
       Webster Financial Corp.........................  20,510     532,645
                                                               -----------
                                                                13,675,973
                                                               -----------
     Batteries/Battery Systems -- 0.3%
       EnerSys+.......................................  23,780     742,174
                                                               -----------
     Building & Construction Products - Misc. -- 0.1%
       Simpson Manufacturing Co., Inc.#...............  12,344     325,635
                                                               -----------
     Building Products - Air & Heating -- 0.2%
       Comfort Systems USA, Inc.#.....................  40,099     537,327
                                                               -----------
     Building Products - Doors & Windows -- 1.2%
       Apogee Enterprises, Inc........................  49,529   1,175,818
       Quanex Building Products Corp.+................ 105,560   1,857,856
                                                               -----------
                                                                 3,033,674
                                                               -----------
     Building Products - Wood -- 0.3%
       Universal Forest Products, Inc.................  21,110     716,262
                                                               -----------

                                                                Market Value
                   Security Description                 Shares    (Note 2)

    ------------------------------------------------------------------------
    Building - MobileHome/Manufactured Housing -- 0.3%
      Cavco Industries, Inc.+#.........................  21,913  $  839,925
                                                                 ----------
    Building - Residential/Commercial -- 0.1%
      M/I Homes, Inc.#.................................  22,490     386,153
                                                                 ----------
    Capacitors -- 0.1%
      KEMET Corp.+#....................................  46,190     186,146
                                                                 ----------
    Cellular Telecom -- 0.4%
      Centennial Communications Corp.+#................ 151,000   1,143,070
                                                                 ----------
    Chemicals - Diversified -- 0.4%
      Olin Corp.#......................................  45,800   1,030,500
                                                                 ----------
    Chemicals - Plastics -- 0.6%
      A. Schulman, Inc.................................  46,722   1,055,450
      Spartech Corp....................................  53,050     571,348
                                                                 ----------
                                                                  1,626,798
                                                                 ----------
    Chemicals - Specialty -- 0.7%
      American Pacific Corp.+..........................  29,412     498,533
      Arch Chemicals, Inc..............................  24,591     935,196
      Omnova Solutions, Inc.+.......................... 132,178     477,163
                                                                 ----------
                                                                  1,910,892
                                                                 ----------
    Circuit Boards -- 0.8%
      Park Electrochemical Corp........................  32,963     974,057
      TTM Technologies, Inc.+#.........................  65,700     956,592
                                                                 ----------
                                                                  1,930,649
                                                                 ----------
    Coatings/Paint -- 0.3%
      RPM International, Inc...........................  32,070     786,677
                                                                 ----------
    Commercial Services - Finance -- 0.6%
      Advance America Cash Advance Centers, Inc........  28,870     200,358
      Deluxe Corp......................................  65,159   1,468,032
                                                                 ----------
                                                                  1,668,390
                                                                 ----------
    Computer Aided Design -- 0.3%
      Parametric Technology Corp.+.....................  41,610     781,436
                                                                 ----------
    Computer Graphics -- 0.3%
      Monotype Imaging Holdings, Inc.+.................  51,171     701,554
      Trident Microsystems, Inc.+#.....................  39,005     182,934
                                                                 ----------
                                                                    884,488
                                                                 ----------
    Computer Services -- 0.4%
      CACI International, Inc., Class A+...............  19,380     987,799
                                                                 ----------
    Computers - Integrated Systems -- 0.2%
      BancTec, Inc.*#(1)(4)............................ 123,100     437,005
                                                                 ----------
    Computers - Memory Devices -- 2.6%
      Imation Corp..................................... 194,201   5,080,298
      Quantum Corp.+#.................................. 327,438     559,919
      Silicon Graphics, Inc.+#.........................  19,383     149,637
      Smart Modular Technologies, Inc.+#............... 146,280     786,986
                                                                 ----------
                                                                  6,576,840
                                                                 ----------
    Computers - Periphery Equipment -- 0.4%
      Electronics for Imaging, Inc.+...................  54,624     905,120
                                                                 ----------
    Consulting Services -- 0.2%
      MAXIMUS, Inc.....................................  13,840     508,897
                                                                 ----------
    Consumer Products - Misc. -- 0.9%
      Blyth, Inc.......................................  63,115   1,228,218
      Helen of Troy, Ltd.+.............................  21,381     382,078
      WD-40 Co.#.......................................  17,333     600,415
                                                                 ----------
                                                                  2,210,711
                                                                 ----------
    Containers - Metal/Glass -- 0.7%
      Greif, Inc., Class A.............................  14,780     990,851
      Owens-Illinois, Inc.+............................  12,197     697,913
                                                                 ----------
                                                                  1,688,764
                                                                 ----------

AIG Retirement Company I Small Cap Special Values Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                                Market Value
                   Security Description                 Shares    (Note 2)
    ------------------------------------------------------------------------
    COMMON STOCK (continued)
    Containers - Paper/Plastic -- 0.2%
      Packaging Corp. of America.......................  24,526  $  638,657
                                                                 ----------
    Disposable Medical Products -- 0.1%
      ICU Medical, Inc.+...............................   5,609     142,917
                                                                 ----------
    Distribution/Wholesale -- 1.0%
      Brightpoint, Inc.+...............................  98,962     974,776
      Owens & Minor, Inc.#.............................  13,450     638,606
      WESCO International, Inc.+.......................  22,730   1,007,166
                                                                 ----------
                                                                  2,620,548
                                                                 ----------
    Diversified Manufacturing Operations -- 1.1%
      Crane Co.#.......................................  20,842     951,437
      EnPro Industries, Inc.+..........................  47,157   1,890,996
      Tredegar Corp.#..................................   4,700      68,667
                                                                 ----------
                                                                  2,911,100
                                                                 ----------
    Diversified Operations/Commercial Services -- 0.9%
      Viad Corp........................................  68,198   2,249,170
                                                                 ----------
    E-Commerce/Products -- 0.4%
      Stamps.com, Inc.+................................  65,360     954,256
                                                                 ----------
    Electric - Integrated -- 3.3%
      Allete, Inc.#....................................  81,734   3,630,624
      Black Hills Corp.................................  18,512     652,363
      El Paso Electric Co.+............................  72,776   1,572,689
      UIL Holdings Corp................................  22,520     729,648
      Unisource Energy Corp.#..........................  26,180     887,764
      Westar Energy, Inc...............................  38,990     935,760
                                                                 ----------
                                                                  8,408,848
                                                                 ----------
    Electronic Components - Misc. -- 1.3%
      AVX Corp.........................................  62,073     826,812
      Benchmark Electronics, Inc.+.....................  64,685   1,149,453
      Technitrol, Inc..................................  63,463   1,266,087
                                                                 ----------
                                                                  3,242,352
                                                                 ----------
    Electronic Components - Semiconductors -- 1.0%
      DSP Group, Inc.+.................................  68,369     570,198
      Lattice Semiconductor Corp.+..................... 173,927     619,180
      Mellanox Tecnologies Ltd+........................   8,307     135,736
      SiRF Technology Holdings, Inc.+..................  17,723     128,846
      Zoran Corp.+#....................................  70,670   1,033,902
                                                                 ----------
                                                                  2,487,862
                                                                 ----------
    Electronic Measurement Instruments -- 0.5%
      Orbotech, Ltd.+..................................  67,914   1,163,367
                                                                 ----------
    Electronic Parts Distribution -- 0.3%
      Avnet, Inc.+.....................................  25,143     742,221
                                                                 ----------
    Energy - Alternate Sources -- 0.1%
      BioFuel Energy Corp.+............................  40,390     176,100
                                                                 ----------
    Engines - Internal Combustion -- 0.2%
      Briggs & Stratton Corp.#.........................  36,522     538,699
                                                                 ----------
    Enterprise Software/Service -- 0.3%
      Novell, Inc.+#................................... 114,650     811,722
                                                                 ----------
    Finance - Credit Card -- 0.3%
      Advanta Corp., Class B...........................  85,550     744,285
                                                                 ----------
    Finance - Investment Banker/Broker -- 1.2%
      Knight Capital Group, Inc., Class A+.............  74,579   1,328,252
      SWS Group, Inc...................................  51,070     943,773
      TradeStation Group, Inc.+#.......................  87,190     918,111
                                                                 ----------
                                                                  3,190,136
                                                                 ----------

                                                             Market Value
                  Security Description               Shares    (Note 2)

      -------------------------------------------------------------------
      Finance - Leasing Company -- 0.2%
        Financial Federal Corp.#....................  25,070  $  608,950
                                                              ----------
      Financial Guarantee Insurance -- 1.0%
        Assured Guaranty, Ltd.#..................... 106,261   2,454,629
                                                              ----------
      Food - Canned -- 0.2%
        Treehouse Foods, Inc.+......................  23,830     622,678
                                                              ----------
      Food - Misc. -- 0.5%
        American Italian Pasta Co. Class A+.........  33,977     309,191
        Chiquita Brands International, Inc.+........  43,060   1,048,080
                                                              ----------
                                                               1,357,271
                                                              ----------
      Food - Retail -- 0.8%
        Ruddick Corp.#..............................  33,990   1,207,665
        Weis Markets, Inc...........................  21,850     754,043
                                                              ----------
                                                               1,961,708
                                                              ----------
      Food - Wholesale/Distribution -- 0.6%
        Spartan Stores, Inc.........................  65,020   1,559,180
                                                              ----------
      Footwear & Related Apparel -- 0.5%
        Skechers USA, Inc., Class A+................  34,970     841,028
        Steven Madden, Ltd.+........................  17,908     366,935
                                                              ----------
                                                               1,207,963
                                                              ----------
      Funeral Services & Related Items -- 0.2%
        Hillenbrand, Inc.+..........................  26,279     582,080
                                                              ----------
      Gas - Distribution -- 1.8%
        Atmos Energy Corp...........................  47,473   1,300,286
        Energen Corp................................  17,100   1,281,645
        Laclede Group, Inc..........................  18,600     744,000
        Southwest Gas Corp.#........................  38,130   1,188,893
                                                              ----------
                                                               4,514,824
                                                              ----------
      Health Care Cost Containment -- 0.7%
        Healthspring, Inc.+.........................  78,090   1,450,912
        Hooper Holmes, Inc.+........................ 301,420     292,378
                                                              ----------
                                                               1,743,290
                                                              ----------
      Home Furnishings -- 0.5%
        Ethan Allen Interiors, Inc..................  43,274   1,213,403
        La-Z-Boy, Inc.#.............................       1           6
                                                              ----------
                                                               1,213,409
                                                              ----------
      Human Resources -- 2.6%
        AMN Healthcare Services, Inc.+#............. 103,886   1,808,655
        Cross Country Healthcare, Inc.+.............  31,658     489,749
        Gevity HR, Inc.............................. 144,083   1,076,300
        Heidrick & Struggles International, Inc.#...  53,216   1,524,639
        Kelly Services, Inc., Class A#..............  11,306     237,426
        Korn/Ferry International+...................  58,860     988,848
        Monster Worldwide, Inc.+....................  22,113     545,970
                                                              ----------
                                                               6,671,587
                                                              ----------
      Industrial Gases -- 0.4%
        Airgas, Inc.................................  17,030   1,007,665
                                                              ----------
      Insurance Broker -- 0.8%
        Hilb Rogal and Hobbs Co.....................  68,508   2,121,008
                                                              ----------
      Insurance - Life/Health -- 1.7%
        American Equity Investment Life Holding Co.. 142,820   1,509,608
        Delphi Financial Group, Inc., Class A.......   4,962     143,352
        FBL Financial Group, Inc., Class A..........  25,725     690,716
        Presidential Life Corp......................  53,450     941,789
        The Phoenix Cos., Inc....................... 108,360   1,097,687
                                                              ----------
                                                               4,383,152
                                                              ----------

AIG Retirement Company I Small Cap Special Values Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                              Market Value
                   Security Description               Shares    (Note 2)
      --------------------------------------------------------------------
      COMMON STOCK (continued)
      Insurance - Property/Casualty -- 2.7%
        Infinity Property & Casualty Corp............  18,300  $  737,856
        LandAmerica Financial Group, Inc.............  13,711     408,314
        Navigators Group, Inc.+#.....................  14,320     723,017
        Safety Insurance Group, Inc..................  27,770   1,073,588
        Selective Insurance Group, Inc...............  50,948   1,114,742
        Stewart Information Services Corp............  87,171   2,061,594
        Zenith National Insurance Corp...............  17,030     687,160
                                                               ----------
                                                                6,806,271
                                                               ----------
      Insurance - Reinsurance -- 1.7%
        Endurance Specialty Holdings, Ltd............  74,680   2,513,729
        IPC Holdings, Ltd............................  69,431   1,971,840
                                                               ----------
                                                                4,485,569
                                                               ----------
      Internet Infrastructure Equipment -- 0.1%
        Avocent Corp.+...............................  17,928     353,719
                                                               ----------
      Internet Infrastructure Software -- 0.3%
        Chordiant Software, Inc.+.................... 114,230     733,357
                                                               ----------
      Investment Companies -- 1.1%
        Apollo Investment Corp.......................  38,243     690,286
        Hercules Technology Growth Capital, Inc.#....  72,732     754,231
        KKR Financial Holdings, LLC#.................  45,604     554,545
        Kohlberg Capital Corp........................  24,087     321,561
        MCG Capital Corp.............................  69,960     400,871
                                                               ----------
                                                                2,721,494
                                                               ----------
      Investment Management/Advisor Services -- 0.1%
        Westwood Holdings Group, Inc.#...............   7,686     315,280
                                                               ----------
      Lasers - System/Components -- 0.3%
        Coherent, Inc.+#.............................  17,691     535,506
        Cymer, Inc.+.................................   7,165     221,542
                                                               ----------
                                                                  757,048
                                                               ----------
      Machinery - Electrical -- 0.5%
        Franklin Electric Co., Inc.#.................  34,540   1,398,870
                                                               ----------
      Machinery - General Industrial -- 1.5%
        Applied Industrial Technologies, Inc.#.......  18,230     502,601
        Chart Industries, Inc.+#.....................  17,990     753,601
        Gardner Denver, Inc.+........................   7,881     418,166
        Kadant, Inc.+................................  81,403   2,175,902
                                                               ----------
                                                                3,850,270
                                                               ----------
      Medical Instruments -- 0.5%
        Datascope Corp...............................  11,610     495,979
        Edwards Lifesciences Corp.+..................  13,628     786,472
                                                               ----------
                                                                1,282,451
                                                               ----------
      Medical Laser Systems -- 0.2%
        Cutera, Inc.+................................  56,900     582,656
                                                               ----------
      Medical Products -- 0.7%
        PSS World Medical, Inc.+#....................  41,020     747,384
        Syneron Medical, Ltd.+.......................   6,270     101,762
        Vital Signs, Inc.............................  16,283     924,712
                                                               ----------
                                                                1,773,858
                                                               ----------
      Medical - Biomedical/Gene -- 0.2%
        Cambrex Corp.+...............................  84,806     521,557
                                                               ----------
      Medical - Drugs -- 1.1%
        Prestige Brands Holdings, Inc.+.............. 161,803   1,765,271
        Sciele Pharma, Inc.#.........................  48,720   1,067,455
                                                               ----------
                                                                2,832,726
                                                               ----------

                                                               Market Value
                   Security Description                Shares    (Note 2)

     ----------------------------------------------------------------------
     Medical - Generic Drugs -- 0.2%
       Alpharma, Inc., Class A+#......................  24,898 $   627,181
                                                               -----------
     Medical - HMO -- 0.1%
       AMERIGROUP Corp.+..............................  10,850     299,568
                                                               -----------
     Metal Processors & Fabrication -- 2.5%
       Haynes International, Inc.+....................  11,320     773,496
       Mueller Industries, Inc.#...................... 159,423   5,705,749
                                                               -----------
                                                                 6,479,245
                                                               -----------
     Multilevel Direct Selling -- 0.2%
       Nu Skin Enterprises, Inc., Class A.............  23,304     399,431
                                                               -----------
     Multimedia -- 0.4%
       Journal Communications, Inc., Class A.......... 190,036   1,113,611
                                                               -----------
     Networking Products -- 1.3%
       Adaptec, Inc.+#................................ 278,189     898,550
       Black Box Corp.................................  27,546     790,570
       Foundry Networks, Inc.+........................  30,731     417,942
       Netgear, Inc.+.................................  71,009   1,348,461
                                                               -----------
                                                                 3,455,523
                                                               -----------
     Non-Ferrous Metals -- 0.3%
       USEC, Inc.+.................................... 110,340     769,070
                                                               -----------
     Office Furnishings - Original -- 0.6%
       Interface, Inc. Class A........................  51,735     732,568
       Knoll, Inc.....................................  55,970     830,035
                                                               -----------
                                                                 1,562,603
                                                               -----------
     Office Supplies & Forms -- 0.7%
       ACCO Brands Corp.+.............................  43,337     664,790
       Ennis, Inc.....................................  53,905   1,018,265
                                                               -----------
                                                                 1,683,055
                                                               -----------
     Oil & Gas Drilling -- 0.6%
       Atwood Oceanics, Inc.+.........................  14,723   1,500,421
                                                               -----------
     Oil Companies - Exploration & Production -- 5.6%
       Cabot Oil & Gas Corp...........................  16,520     995,330
       Energy Partners, Ltd.+.........................  77,440   1,167,021
       Forest Oil Corp.+..............................  20,370   1,359,697
       Mariner Energy, Inc.+.......................... 116,408   3,806,542
       St. Mary Land & Exploration Co.................  31,439   1,602,131
       Stone Energy Corp.+............................  30,382   2,053,216
       Swift Energy Co.+..............................  25,540   1,472,126
       Whiting Petroleum Corp.+.......................  19,467   1,820,748
                                                               -----------
                                                                14,276,811
                                                               -----------
     Oil Companies - Integrated -- 0.2%
       Delek US Holdings, Inc.........................  37,150     484,064
                                                               -----------
     Oil Field Machinery & Equipment -- 0.1%
       WSP Holdings, Ltd. ADR+........................  28,900     241,893
                                                               -----------
     Oil Refining & Marketing -- 0.2%
       Alon USA Energy, Inc...........................  40,040     613,012
                                                               -----------
     Oil-Field Services -- 0.0%
       Global Industries, Ltd.+.......................       1          17
                                                               -----------
     Paper & Related Products -- 1.7%
       Glatfelter.....................................  47,979     747,513
       Louisiana-Pacific Corp.........................       1          12
       Neenah Paper, Inc.#............................  79,413   1,687,526
       Schweitzer-Mauduit International, Inc..........  52,365   1,068,246
       Wausau Paper Corp.#............................  88,140     837,330
                                                               -----------
                                                                 4,340,627
                                                               -----------

AIG Retirement Company I Small Cap Special Values Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                             Market Value
                   Security Description              Shares    (Note 2)
       ------------------------------------------------------------------
       COMMON STOCK (continued)
       Publishing - Books -- 0.1%
         Courier Corp.#.............................  14,340  $  336,847
                                                              ----------
       Publishing - Newspapers -- 0.4%
         AH Belo Corp.#.............................  68,272     648,584
         GateHouse Media, Inc.......................  91,259     382,375
                                                              ----------
                                                               1,030,959
                                                              ----------
       Real Estate Investment Trusts -- 2.7%
         Arbor Realty Trust, Inc.#..................  40,530     569,447
         Capital Trust, Inc., Class A...............  21,470     621,557
         DiamondRock Hospitality Co.#...............  44,090     604,474
         Entertainment Properties Trust.............  17,972     989,359
         Getty Realty Corp..........................  38,550     671,155
         Gramercy Capital Corp.#....................  33,820     566,485
         Hersha Hospitality Trust#..................  70,750     672,832
         MFA Mtg. Investments, Inc.................. 130,430     948,226
         NorthStar Realty Finance Corp..............  53,205     532,050
         Pennsylvania Real Estate Investment Trust#.  27,310     733,273
                                                              ----------
                                                               6,908,858
                                                              ----------
       Real Estate Management/Services -- 0.1%
         Deerfield Capital Corp.#................... 145,775     135,571
                                                              ----------
       Real Estate Operations & Development -- 0.3%
         Forest City Enterprises, Inc., Class A#....  18,734     749,360
                                                              ----------
       Recreational Vehicles -- 0.2%
         Arctic Cat, Inc.#..........................  59,492     470,582
                                                              ----------
       Rental Auto/Equipment -- 0.2%
         Dollar Thrifty Automotive Group, Inc.+.....  36,738     514,332
                                                              ----------
       Retail - Apparel/Shoe -- 3.2%
         Brown Shoe Co., Inc.#......................  46,450     784,541
         Cache, Inc.+...............................  47,730     605,694
         Charming Shoppes, Inc.+#...................  52,028     302,283
         Christopher & Banks Corp.#.................  47,031     529,099
         Foot Locker, Inc.#.........................  93,777   1,370,082
         Genesco, Inc.+.............................  36,421   1,044,918
         Jos. A. Bank Clothiers, Inc.+#.............  36,770   1,000,144
         Kenneth Cole Productions, Inc. Class A#....  54,244     846,206
         Phillips-Van Heusen Corp.#.................  16,630     755,501
         Stage Stores, Inc..........................  44,395     599,776
         The Children's Place Retail Stores, Inc.+..  12,071     415,484
                                                              ----------
                                                               8,253,728
                                                              ----------
       Retail - Automobile -- 0.2%
         Sonic Automotive, Inc......................  31,310     583,931
                                                              ----------
       Retail - Convenience Store -- 1.0%
         Casey's General Stores, Inc................ 119,760   2,621,546
                                                              ----------
       Retail - Home Furnishings -- 0.5%
         Haverty Furniture Cos., Inc................  61,330     645,192
         Pier 1 Imports, Inc.+#.....................  90,726     654,134
                                                              ----------
                                                               1,299,326
                                                              ----------
       Retail - Jewelry -- 0.6%
         Zale Corp.+#...............................  65,279   1,421,777
                                                              ----------
       Retail - Pawn Shops -- 0.3%
         Ezcorp, Inc., Class A+#....................  70,478     890,137
                                                              ----------
       Retail - Restaurants -- 1.8%
         IHOP Corp..................................  14,137     662,884
         Ruby Tuesday, Inc.#........................ 171,853   1,285,460
         Triarc Cos., Inc. Class A#................. 110,953     815,505
         Triarc Cos., Inc., Class B#................ 257,164   1,807,863
                                                              ----------
                                                               4,571,712
                                                              ----------

                                                                  Market Value
                   Security Description                   Shares    (Note 2)

  ----------------------------------------------------------------------------
  Savings & Loans/Thrifts -- 1.0%
    BankUnited Financial Corp. Class A#..................  45,500  $  143,325
    NewAlliance Bancshares, Inc.#........................ 172,524   2,311,822
    PFF BanCorp., Inc.#..................................  78,800      96,924
                                                                   ----------
                                                                    2,552,071
                                                                   ----------
  Semiconductor Components - Integrated Circuits -- 0.7%
    Anadigics, Inc.+#....................................  16,529     204,299
    Emulex Corp.+........................................  42,240     592,205
    Exar Corp.+..........................................  74,940     589,028
    Standard Microsystems Corp.+#........................  16,427     535,520
                                                                   ----------
                                                                    1,921,052
                                                                   ----------
  Semiconductor Equipment -- 1.2%
    Cabot Microelectronics Corp.+#.......................  23,947     888,434
    Cohu, Inc............................................  35,630     609,629
    GSI Group, Inc.+#....................................  76,234     615,208
    Teradyne, Inc.+......................................  21,829     299,931
    Ultra Clean Holdings, Inc.+..........................  58,290     607,965
                                                                   ----------
                                                                    3,021,167
                                                                   ----------
  Software Tools -- 0.1%
    Borland Software Corp.+#............................. 253,380     357,266
                                                                   ----------
  Steel - Producers -- 0.3%
    Steel Dynamics, Inc..................................  20,710     747,631
                                                                   ----------
  Telecom Equipment - Fiber Optics -- 0.3%
    Oplink Communications, Inc.+.........................  64,130     710,560
                                                                   ----------
  Telecommunication Equipment -- 0.5%
    Arris Group, Inc.+................................... 128,500   1,202,760
                                                                   ----------
  Telephone - Integrated -- 0.2%
    Alaska Communications Systems Group, Inc.............  44,660     577,900
                                                                   ----------
  Textile - Apparel -- 0.3%
    Perry Ellis International, Inc.+#....................  29,170     795,174
                                                                   ----------
  Textile - Products -- 0.1%
    Dixie Group, Inc.+#..................................  48,198     351,845
                                                                   ----------
  Tobacco -- 0.1%
    Universal Corp.......................................   6,134     304,308
                                                                   ----------
  Tools - Hand Held -- 0.3%
    Snap-on, Inc.........................................  14,380     890,410
                                                                   ----------
  Transport - Marine -- 1.3%
    Gulfmark Offshore, Inc.+.............................  19,940   1,338,572
    Horizon Lines, Inc. Class A#.........................  24,670     310,102
    TBS Intrenational, Ltd. Class A+#....................       1          47
    Tidewater, Inc.......................................  23,670   1,617,371
                                                                   ----------
                                                                    3,266,092
                                                                   ----------
  Transport - Truck -- 1.2%
    Arkansas Best Corp.#.................................  56,831   2,111,840
    Werner Enterprises, Inc..............................  46,640     883,362
                                                                   ----------
                                                                    2,995,202
                                                                   ----------
  Web Portals/ISP -- 0.9%
    EarthLink, Inc.+#.................................... 128,156   1,230,298
    United Online, Inc.#.................................  88,250   1,079,297
                                                                   ----------
                                                                    2,309,595
                                                                   ----------
  Wire & Cable Products -- 1.8%
    Belden, Inc.#........................................  53,878   2,256,949
    General Cable Corp.+.................................  14,122     999,838
    Superior Essex, Inc.+................................  32,474   1,412,619
                                                                   ----------
                                                                    4,669,406
                                                                   ----------

AIG Retirement Company I Small Cap Special Values Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                            Shares/
                                                           Principal   Market Value
                 Security Description                       Amount       (Note 2)
------------------------------------------------------------------------------------
COMMON STOCK (continued)
Wireless Equipment -- 0.4%
  Novatel Wireless, Inc.+................................      92,920  $    958,005
                                                                       ------------
Total Common Stock
   (cost $264,469,458)...................................               240,302,004
                                                                       ------------
EXCHANGE TRADED FUNDS -- 2.3%
Index Fund - Small Cap -- 2.3%
  iShares Russell 2000 Index Fund#.......................      24,260     1,808,340
  iShares Russell 2000 Value Index Fund#.................      57,502     4,041,241
                                                                       ------------
Total Index Fund - Small Cap
   (cost $5,949,678).....................................                 5,849,581
                                                                       ------------
Total Long-Term Investment Securities
   (cost $270,419,136)...................................               246,151,585
                                                                       ------------
SHORT-TERM INVESTMENT SECURITIES -- 25.9%
Collective Investment Pool -- 22.6%
  Securities Lending Quality Trust(2)....................  57,926,385    57,926,385
                                                                       ------------
Time Deposit -- 3.3%
  Euro Time Deposit with State Street Bank & Trust Co.
   1.35% due 06/02/08.................................... $ 8,529,000     8,529,000
                                                                       ------------
Total Short-Term Investment Securities
   (cost $66,455,385)....................................                66,455,385
                                                                       ------------
REPURCHASE AGREEMENT -- 0.7%
  Agreement with Bank of America Securities NA, bearing
   interest at 2.21%, dated 05/30/08, to be repurchased
   06/02/08 in the amount of $1,930,355 and
   collateralized by Federal Home Loan Bank Notes,
   bearing interest at 2.4%, due 02/05/09 and having an
   approximate value of $1,970,328
   (cost $1,930,000).....................................   1,930,000     1,930,000
                                                                       ------------
TOTAL INVESTMENTS
   (cost $338,821,566)(3)................................       122.5%  314,536,970
Liabilities in excess of other assets....................       (22.5)  (57,770,247)
                                                          -----------  ------------
NET ASSETS --                                                   100.0% $256,766,723
                                                          ===========  ============

--------
+  Non-income producing security
#  The security or a portion thereof is out on loan (See Note 2)
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2008, the aggregate value of these securities was $437,005 representing 0.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)Fair value security (See Note 2)
(2)The security is purchased with the cash collateral received from securities loaned (See Note 2).
(3)See Note 5 for cost of investments on a tax basis.
(4)Illiquid security

ADR--American Depository Receipt

See Notes to Financial Statements

AIG Retirement Company I Small-Mid Growth Fund
PORTFOLIO PROFILE -- May 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

             Collective Investment Pool...................... 24.7%
             Oil Companies -- Exploration & Production.......  3.9
             Time Deposits...................................  3.2
             Internet Infrastructure Software................  3.2
             Schools.........................................  2.8
             Medical -- Biomedical/Gene......................  2.7
             Telecom Services................................  2.7
             Electronic Components -- Semiconductors.........  2.5
             Medical Instruments.............................  2.4
             Retail -- Apparel/Shoe..........................  2.1
             Oil -- Field Services...........................  2.1
             Consulting Services.............................  1.8
             Transport -- Truck..............................  1.7
             Finance -- Investment Banker/Broker.............  1.7
             Aerospace/Defense -- Equipment..................  1.7
             Metal Processors & Fabrication..................  1.7
             Telecommunication Equipment.....................  1.6
             Semiconductor Components -- Integrated Circuits.  1.6
             Physical Therapy/Rehabilation Centers...........  1.6
             Food -- Misc....................................  1.6
             Semiconductor Equipment.........................  1.6
             Retail -- Restaurants...........................  1.6
             Medical Products................................  1.5
             Web Hosting/Design..............................  1.5
             Commercial Services.............................  1.5
             Commercial Services -- Finance..................  1.4
             Banks -- Commercial.............................  1.3
             Networking Products.............................  1.3
             Enterprise Software/Service.....................  1.3
             Cosmetics & Toiletries..........................  1.3
             Machinery -- General Industrial.................  1.3
             Electronic Measurement Instruments..............  1.2
             Computer Services...............................  1.2
             Oil Field Machinery & Equipment.................  1.2
             Retail -- Catalog Shopping......................  1.1
             Cellular Telecom................................  1.1
             Auto/Truck Parts & Equipment -- Original........  1.1
             Oil & Gas Drilling..............................  1.1
             Computer Aided Design...........................  1.1
             E-Marketing/Info................................  1.1
             Racetracks......................................  1.0
             Medical -- Drugs................................  1.0
             Steel -- Producers..............................  1.0
             Therapeutics....................................  0.9
             Insurance -- Property/Casualty..................  0.9
             Agricultural Chemicals..........................  0.9
             X-Ray Equipment.................................  0.9
             Seismic Data Collection.........................  0.9
             Advanced Materials..............................  0.8
             Retail -- Computer Equipment....................  0.8
             Batteries/Battery Systems.......................  0.8
             Printing -- Commercial..........................  0.8
             Medical Labs & Testing Services.................  0.8
             Educational Software............................  0.8
             Computers -- Integrated Systems.................  0.8
             Theaters........................................  0.7
             Environmental Monitoring & Detection............  0.7
             Energy -- Alternate Sources.....................  0.7
             Research & Development..........................  0.7
             E-Commerce/Services.............................  0.6
             Web Portals/ISP.................................  0.6
             Medical Information Systems.....................  0.6
             Diagnostic Kits.................................  0.6
             Toys............................................  0.6
             Internet Application Software...................  0.6
             Wire & Cable Products...........................  0.5
             E-Commerce/Products.............................  0.5
             Advertising Services............................  0.5
             Non -- Hazardous Waste Disposal.................  0.5

                    Physicians Practice Management...   0.5
                    Patient Monitoring Equipment.....   0.5
                    Retail -- Pawn Shops.............   0.5
                    Electronic Components -- Misc....   0.5
                    Retail -- Petroleum Products.....   0.4
                    Veterinary Diagnostics...........   0.4
                    Real Estate Investment Trusts....   0.4
                    Chemicals -- Specialty...........   0.4
                    Retail -- Appliances.............   0.4
                    Medical -- Nursing Homes.........   0.4
                    Hotels/Motels....................   0.4
                    Footwear & Related Apparel.......   0.4
                    Filtration/Separation Products...   0.4
                    Retail -- Drug Store.............   0.4
                    Recreational Centers.............   0.4
                    Power Converter/Supply Equipment.   0.3
                    Diagnostic Equipment.............   0.3
                    Quarrying........................   0.3
                    Insurance -- Multi-line..........   0.3
                    Gambling (Non-Hotel).............   0.3
                    Golf.............................   0.3
                    Resorts/Theme Parks..............   0.3
                    Internet Security................   0.3
                    Office Furnishings -- Original...   0.3
                    Transactional Software...........   0.2
                    Human Resources..................   0.2
                    Finance -- Other Services........   0.2
                    Electric -- Integrated...........   0.1
                                                      -----
                                                      124.4%
                                                      =====

*  Calculated as a percentage of net assets

AIG Retirement Company I Small-Mid Growth Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008
--------------------------------------------------------------------------------


                                                              Market Value
                   Security Description                Shares   (Note 2)
      --------------------------------------------------------------------
      COMMON STOCK -- 96.5%
      Advanced Materials -- 0.8%
        Hexcel Corp.+#................................ 37,500  $  992,250
                                                               ----------
      Advertising Services -- 0.5%
        inVentiv Health, Inc.+........................ 17,700     578,790
                                                               ----------
      Aerospace/Defense - Equipment -- 1.7%
        AAR Corp.+.................................... 16,600     320,048
        Argon ST, Inc.+............................... 30,834     744,333
        BE Aerospace, Inc.+........................... 26,900     940,155
                                                               ----------
                                                                2,004,536
                                                               ----------
      Agricultural Chemicals -- 0.9%
        CF Industries Holdings, Inc...................  7,705   1,054,814
                                                               ----------
      Auto/Truck Parts & Equipment - Original -- 1.1%
        Titan International, Inc.#.................... 32,699   1,292,591
                                                               ----------
      Banks - Commercial -- 1.3%
        Associated Banc - Corp........................ 39,996   1,092,291
        PrivateBancorp, Inc.#......................... 13,200     500,016
                                                               ----------
                                                                1,592,307
                                                               ----------
      Batteries/Battery Systems -- 0.8%
        EnerSys+#..................................... 31,274     976,062
                                                               ----------
      Cellular Telecom -- 1.1%
        NII Holdings, Inc.+#.......................... 26,379   1,324,226
                                                               ----------
      Chemicals - Specialty -- 0.4%
        Cytec Industries, Inc.........................  7,800     492,648
                                                               ----------
      Commercial Services -- 1.5%
        Quanta Services, Inc.+........................ 32,600   1,044,504
        Steiner Leisure, Ltd.+........................ 14,700     568,302
        Team, Inc.+...................................  3,700     118,548
                                                               ----------
                                                                1,731,354
                                                               ----------
      Commercial Services - Finance -- 1.4%
        Bankrate, Inc.+............................... 26,643   1,345,471
        TNS, Inc.+.................................... 12,200     305,366
                                                               ----------
                                                                1,650,837
                                                               ----------
      Computer Aided Design -- 1.1%
        Ansys, Inc.+.................................. 26,913   1,272,985
                                                               ----------
      Computer Services -- 1.2%
        LivePerson, Inc.+#............................ 73,900     237,958
        Syntel, Inc.#................................. 35,744   1,168,829
                                                               ----------
                                                                1,406,787
                                                               ----------
      Computers - Integrated Systems -- 0.8%
        MICROS Systems, Inc.+#........................ 17,300     570,381
        Stratasys, Inc.+#............................. 14,800     322,196
                                                               ----------
                                                                  892,577
                                                               ----------
      Consulting Services -- 1.8%
        FTI Consulting, Inc.+......................... 17,138   1,029,308
        Watson Wyatt Worldwide, Inc., Class A......... 19,478   1,140,827
                                                               ----------
                                                                2,170,135
                                                               ----------
      Cosmetics & Toiletries -- 1.3%
        Alberto - Culver Co........................... 39,106   1,033,572
        Bare Escentuals, Inc.+........................ 25,600     513,536
                                                               ----------
                                                                1,547,108
                                                               ----------
      Diagnostic Equipment -- 0.3%
        Hansen Medical, Inc.+#........................ 22,500     403,425
                                                               ----------
      Diagnostic Kits -- 0.6%
        Meridian Bioscience, Inc.#.................... 23,400     686,322
                                                               ----------

                                                             Market Value
                   Security Description               Shares   (Note 2)

      -------------------------------------------------------------------
      E - Commerce/Products -- 0.5%
        Blue Nile, Inc.+#............................ 11,600  $  618,396
                                                              ----------
      E - Commerce/Services -- 0.6%
        priceline.com, Inc.+#........................  5,431     730,632
                                                              ----------
      E - Marketing/Info -- 1.1%
        Comscore Inc+................................ 21,465     525,892
        Constant Contact, Inc.+#..................... 23,930     459,456
        ValueClick, Inc.+#........................... 14,100     283,551
                                                              ----------
                                                               1,268,899
                                                              ----------
      Educational Software -- 0.8%
        Blackboard, Inc.+............................ 24,100     912,908
                                                              ----------
      Electric - Integrated -- 0.1%
        Pike Electric Corp.+.........................  4,500      70,155
                                                              ----------
      Electronic Components - Misc. -- 0.5%
        Benchmark Electronics, Inc.+................. 30,200     536,654
                                                              ----------
      Electronic Components - Semiconductors -- 2.6%
        Cavium Network, Inc.+#.......................  4,600     119,876
        Mellanox Tecnologies Ltd+.................... 33,200     542,488
        Monolithic Power Systems, Inc.+.............. 53,407   1,294,052
        Netlogic Microsystems, Inc.+#................ 28,300   1,068,608
                                                              ----------
                                                               3,025,024
                                                              ----------
      Electronic Measurement Instruments -- 1.2%
        FLIR Systems, Inc.+.......................... 35,866   1,413,838
                                                              ----------
      Energy - Alternate Sources -- 0.7%
        JA Solar Holdings Co., Ltd. ADR+............. 37,343     794,286
                                                              ----------
      Enterprise Software/Service -- 1.3%
        Concur Technologies, Inc.+#.................. 18,700     685,729
        The Ultimate Software Group, Inc.+#.......... 23,500     889,005
                                                              ----------
                                                               1,574,734
                                                              ----------
      Environmental Monitoring & Detection -- 0.7%
        Clean Harbors, Inc.+.........................  6,100     433,283
        Mine Safety Appliances Co....................  8,800     362,912
                                                              ----------
                                                                 796,195
                                                              ----------
      Filtration/Separation Products -- 0.4%
        Polypore International, Inc.+#............... 19,289     457,149
                                                              ----------
      Finance - Investment Banker/Broker -- 1.7%
        Greenhill & Co., Inc.#....................... 11,300     680,825
        KBW, Inc.+#.................................. 18,500     455,470
        Stifel Financial Corp.+...................... 15,700     896,313
                                                              ----------
                                                               2,032,608
                                                              ----------
      Finance - Other Services -- 0.2%
        MarketAxess Holdings, Inc.+#................. 30,900     241,638
                                                              ----------
      Food - Misc. -- 1.6%
        Hain Celestial Group, Inc.+#................. 23,082     664,069
        Ralcorp Holdings, Inc.+...................... 20,639   1,238,340
                                                              ----------
                                                               1,902,409
                                                              ----------
      Footwear & Related Apparel -- 0.4%
        Iconix Brand Group, Inc.+#................... 32,000     464,000
                                                              ----------
      Gambling (Non - Hotel) -- 0.3%
        Pinnacle Entertainment, Inc.+#............... 27,000     374,490
                                                              ----------
      Golf -- 0.3%
        Callaway Golf Co.#........................... 29,300     372,110
                                                              ----------
      Hotel/Motels -- 0.4%
        Gaylord Entertainment Co.+#.................. 16,400     465,924
                                                              ----------

AIG Retirement Company I Small-Mid Growth Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                            Market Value
                   Security Description              Shares   (Note 2)
       -----------------------------------------------------------------
       COMMON STOCK (continued)
       Human Resources -- 0.2%
         Heidrick & Struggles International, Inc.#..  4,400  $  126,060
         Kforce, Inc.+.............................. 14,000     129,500
                                                             ----------
                                                                255,560
                                                             ----------
       Insurance - Multi - line -- 0.3%
         HCC Insurance Holdings, Inc................ 15,700     374,602
                                                             ----------
       Insurance - Property/Casualty -- 0.9%
         Fidelity National Financial, Inc., Class A. 63,203   1,080,771
                                                             ----------
       Internet Application Software -- 0.6%
         Vocus, Inc.+............................... 21,000     667,170
                                                             ----------
       Internet Infrastructure Software -- 3.2%
         Akamai Technologies, Inc.+................. 38,514   1,503,972
         F5 Networks, Inc.+#........................ 63,088   1,895,794
         SupportSoft, Inc.+......................... 93,191     347,603
                                                             ----------
                                                              3,747,369
                                                             ----------
       Internet Security -- 0.3%
         SonicWALL, Inc.+........................... 40,400     323,200
                                                             ----------
       Machinery - General Industrial -- 1.3%
         Albany International Corp., Class A........ 10,200     353,022
         Roper Industries, Inc...................... 18,171   1,181,842
                                                             ----------
                                                              1,534,864
                                                             ----------
       Medical Information Systems -- 0.6%
         Quality Systems, Inc.#..................... 21,596     711,156
                                                             ----------
       Medical Instruments -- 2.4%
         ArthroCare Corp.+.......................... 33,737   1,488,139
         Cepheid, Inc.+............................. 18,400     484,288
         Conceptus, Inc.+#.......................... 20,300     385,294
         NuVasive, Inc.+............................ 12,000     507,960
                                                             ----------
                                                              2,865,681
                                                             ----------
       Medical Labs & Testing Services -- 0.8%
         ICON PLC ADR+.............................. 13,077     921,929
                                                             ----------
       Medical Products -- 1.5%
         Varian Medical Systems, Inc.+#............. 23,528   1,118,521
         Zoll Medical Corp.+........................ 19,700     714,125
                                                             ----------
                                                              1,832,646
                                                             ----------
       Medical - Biomedical/Gene -- 2.7%
         AMAG Pharmaceuticals, Inc.+#............... 14,213     568,520
         Illumina, Inc.+#........................... 11,600     910,368
         Qiagen NV+................................. 52,358   1,042,448
         RTI Biologics ,Inc.+....................... 33,100     329,345
         Sequenom ,Inc.+#........................... 48,500     372,965
                                                             ----------
                                                              3,223,646
                                                             ----------
       Medical - Drugs -- 1.0%
         Cephalon, Inc.+............................ 17,183   1,163,461
                                                             ----------
       Medical - Nursing Homes -- 0.4%
         Sun Healthcare Group, Inc.+................ 33,400     479,624
                                                             ----------
       Metal Processors & Fabrication -- 1.7%
         Kaydon Corp.#.............................. 24,392   1,490,595
         RBC Bearings, Inc.+........................ 13,200     497,376
                                                             ----------
                                                              1,987,971
                                                             ----------
       Networking Products -- 1.3%
         Acme Packet, Inc.+......................... 93,443     841,921
         Switch & Data Facilities Co., Inc.+#....... 41,100     733,635
                                                             ----------
                                                              1,575,556
                                                             ----------

                                                              Market Value
                   Security Description                Shares   (Note 2)

     ---------------------------------------------------------------------
     Non - Hazardous Waste Disposal -- 0.5%
       Waste Connections, Inc.+....................... 17,200  $  564,676
                                                               ----------
     Office Furnishings - Original -- 0.3%
       Interface, Inc. Class A#....................... 21,200     300,192
                                                               ----------
     Oil & Gas Drilling -- 1.1%
       Atwood Oceanics, Inc.+......................... 12,641   1,288,244
                                                               ----------
     Oil Companies - Exploration & Production -- 3.9%
       Atlas Energy Resources LLC..................... 14,709     602,628
       Cabot Oil & Gas Corp........................... 10,299     620,515
       Denbury Resources, Inc.+....................... 33,478   1,139,256
       PetroHawk Energy Corp.+........................ 23,600     693,368
       Petroquest Energy, Inc.+#...................... 14,900     330,035
       Southwestern Energy Co.+....................... 27,002   1,197,268
                                                               ----------
                                                                4,583,070
                                                               ----------
     Oil Field Machinery & Equipment -- 1.2%
       Dril - Quip, Inc.+............................. 12,321     718,807
       NATCO Group, Inc., Class A+#................... 13,800     652,326
                                                               ----------
                                                                1,371,133
                                                               ----------
     Oil - Field Services -- 2.1%
       Core Laboratories NV+..........................  6,000     820,920
       Matrix Service Co.+............................ 24,724     596,096
       Oceaneering International, Inc.+............... 15,400   1,098,944
                                                               ----------
                                                                2,515,960
                                                               ----------
     Patient Monitoring Equipment -- 0.5%
       Insulet Corp.+#................................ 11,500     187,450
       Masimo Corp.+#................................. 10,766     372,073
                                                               ----------
                                                                  559,523
                                                               ----------
     Physical Therapy/Rehabilation Centers -- 1.6%
       Psychiatric Solutions, Inc.+#.................. 52,346   1,909,059
                                                               ----------
     Physicians Practice Management -- 0.5%
       Pediatrix Medical Group, Inc.+................. 10,400     559,832
                                                               ----------
     Power Converter/Supply Equipment -- 0.3%
       Advanced Energy Industries, Inc.+.............. 26,000     411,840
                                                               ----------
     Printing - Commercial -- 0.8%
       VistaPrint, Ltd.+#............................. 30,613     958,799
                                                               ----------
     Quarrying -- 0.3%
       Compass Minerals International, Inc.#..........  5,447     397,631
                                                               ----------
     Racetrack -- 1.0%
       Penn National Gaming, Inc.+.................... 25,637   1,190,070
                                                               ----------
     Real Estate Investment Trusts -- 0.4%
       Redwood Trust, Inc.#........................... 14,600     492,750
                                                               ----------
     Recreational Centers -- 0.4%
       Life Time Fitness, Inc.+#...................... 10,753     430,335
                                                               ----------
     Research & Development -- 0.7%
       Parexel International Corp.+................... 32,200     791,798
                                                               ----------
     Resort/Theme Park -- 0.3%
       Great Wolf Resorts, Inc.+#..................... 52,100     362,095
                                                               ----------
     Retail - Apparel/Shoe -- 2.1%
       Aeropostale, Inc.+............................. 26,397     922,311
       Hanesbrands, Inc.+............................. 38,415   1,267,695
       J Crew Group, Inc.+#...........................  9,400     350,338
                                                               ----------
                                                                2,540,344
                                                               ----------
     Retail - Appliances -- 0.4%
       Conn's, Inc.+#................................. 28,100     485,287
                                                               ----------

AIG Retirement Company I Small-Mid Growth Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                                  Market Value
                   Security Description                   Shares    (Note 2)
  ----------------------------------------------------------------------------
  COMMON STOCK (continued)
  Retail - Catalog Shopping -- 1.1%
    MSC Industrial Direct Co., Inc., Class A.............  24,753  $1,349,038
                                                                   ----------
  Retail - Computer Equipment -- 0.8%
    GameStop Corp., Class A+.............................  19,853     984,709
                                                                   ----------
  Retail - Drug Store -- 0.4%
    Longs Drug Stores Corp...............................   9,200     436,264
                                                                   ----------
  Retail - Pawn Shops -- 0.5%
    Cash America International, Inc......................  15,631     558,965
                                                                   ----------
  Retail - Petroleum Products -- 0.4%
    World Fuel Services Corp.#...........................  21,566     519,525
                                                                   ----------
  Retail - Restaurants -- 1.6%
    Buffalo Wild Wings, Inc.+#...........................  26,323     867,343
    California Pizza Kitchen, Inc.+#.....................  30,700     427,037
    Chipotle Mexican Grill, Inc., Class A+#..............   5,900     544,570
                                                                   ----------
                                                                    1,838,950
                                                                   ----------
  Schools -- 2.8%
    Capella Education Co.+#..............................  19,849   1,288,399
    Strayer Education, Inc.#.............................  10,315   2,061,968
                                                                   ----------
                                                                    3,350,367
                                                                   ----------
  Seismic Data Collection -- 0.9%
    ION Geophysical Corp.+#..............................  63,691   1,043,895
                                                                   ----------
  Semiconductor Components - Integrated Circuits -- 1.6%
    Power Integrations, Inc.+............................  59,718   1,948,598
                                                                   ----------
  Semiconductor Equipment -- 1.6%
    ATMI, Inc.+..........................................  36,200   1,083,466
    FormFactor, Inc.+#...................................  15,400     336,182
    Tessera Technologies, Inc.+..........................  21,000     442,470
                                                                   ----------
                                                                    1,862,118
                                                                   ----------
  Steel - Producers -- 1.0%
    Steel Dynamics, Inc..................................  32,089   1,158,413
                                                                   ----------
  Telecom Services -- 2.7%
    PAETEC Holding Corp.+#............................... 110,100     973,284
    Time Warner Cable, Inc., Class A+#................... 116,334   2,175,446
                                                                   ----------
                                                                    3,148,730
                                                                   ----------
  Telecommunication Equipment -- 1.6%
    ADTRAN, Inc..........................................  26,400     657,096
    Nice Systems, Ltd. ADR+..............................  37,009   1,295,315
                                                                   ----------
                                                                    1,952,411
                                                                   ----------
  Theater -- 0.7%
    National CineMedia, Inc.#............................  42,700     849,730
                                                                   ----------
  Therapeutics -- 0.9%
    BioMarin Pharmaceuticals, Inc.+#.....................  16,000     610,720
    United Therapeutics Corp.+...........................   5,400     515,754
                                                                   ----------
                                                                    1,126,474
                                                                   ----------

                                                           Shares/
                                                          Principal   Market Value
                 Security Description                      Amount       (Note 2)

-----------------------------------------------------------------------------------
Toys -- 0.6%
  Marvel Entertainment, Inc.+#..........................      19,700  $    670,391
                                                                      ------------
Transactional Software -- 0.2%
  Bottomline Technologies, Inc.+#.......................      26,200       260,690
                                                                      ------------
Transport - Truck -- 1.7%
  Forward Air Corp.#....................................      14,900       552,045
  Heartland Express, Inc................................       9,500       146,300
  Landstar System, Inc..................................      24,294     1,353,662
                                                                      ------------
                                                                         2,052,007
                                                                      ------------
Veterinary Diagnostics -- 0.4%
  VCA Antech, Inc.+#....................................      16,100       505,057
                                                                      ------------
Web Hosting/Design -- 1.5%
  Equinix, Inc.+#.......................................      11,500     1,098,135
  NIC, Inc.#............................................      88,700       723,792
                                                                      ------------
                                                                         1,821,927
                                                                      ------------
Web Portals/ISP -- 0.6%
  SINA Corp.+#..........................................      13,529       720,690
                                                                      ------------
Wire & Cable Products -- 0.5%
  General Cable Corp.+..................................       9,000       637,200
                                                                      ------------
X - Ray Equipment -- 0.9%
  Hologic, Inc.+#.......................................      43,846     1,053,619
                                                                      ------------
Total Long-Term Investment Securities
   (cost $98,977,430)...................................               114,429,415
                                                                      ------------
SHORT - TERM INVESTMENT SECURITIES -- 27.9%
Collective Investment Pool -- 24.7%
  Securities Lending Quality Trust(1)...................  29,287,111    29,287,111
                                                                      ------------
Time Deposit -- 3.2%
  Euro Time Deposit with State Street Bank & Trust Co.
   0.85% due 06/02/08................................... $ 3,829,000     3,829,000
                                                                      ------------
Total Short - Term Investment Securities
   (cost $33,116,111)...................................                33,116,111
                                                                      ------------
TOTAL INVESTMENTS
   (cost $132,093,541)(2)...............................       124.4%  147,545,526
Liabilities in excess of other assets...................       (24.4)  (28,917,988)
                                                         -----------  ------------
NET ASSETS --                                                  100.0% $118,627,538
                                                         ===========  ============

--------
+  Non-income producing security
#  The security or a portion thereof is out on loan (See Note 2)
(1)The security is purchased with the cash collateral received from securities loaned (See Note 2).
(2)See Note 5 for cost of investments on a tax basis.

ADR--American Depository Receipt

See Notes to Financial Statements

AIG Retirement Company I Stock Index Fund
PORTFOLIO PROFILE -- May 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

                Oil Companies -- Integrated............... 7.5%
                Diversified Manufacturing Operations...... 4.6
                Medical -- Drugs.......................... 4.2
                Computers................................. 4.2
                Finance -- Investment Banker/Broker....... 3.8
                Banks -- Super Regional................... 3.6
                Collective Investment Pool................ 3.4
                Electric -- Integrated.................... 3.3
                Telephone -- Integrated................... 3.3
                Oil Companies -- Exploration & Production. 2.7
                Medical Products.......................... 2.5
                Oil -- Field Services..................... 2.4
                Electronic Components -- Semiconductors... 2.2
                Cosmetics & Toiletries.................... 2.1
                Insurance -- Multi-line................... 2.1
                Applications Software..................... 2.0
                Beverages -- Non-alcoholic................ 1.9
                Retail -- Discount........................ 1.9
                Multimedia................................ 1.7
                Aerospace/Defense......................... 1.6
                Tobacco................................... 1.4
                Networking Products....................... 1.4
                Web Portals/ISP........................... 1.4
                Medical -- Biomedical/Gene................ 1.4
                Real Estate Investment Trusts............. 1.1
                Food -- Misc.............................. 1.1
                Transport -- Rail......................... 1.1
                Transport -- Services..................... 1.0
                Medical -- HMO............................ 1.0
                Wireless Equipment........................ 1.0
                Enterprise Software/Service............... 0.9
                Retail -- Restaurants..................... 0.9
                Insurance -- Life/Health.................. 0.9
                Medical Instruments....................... 0.8
                Chemicals -- Diversified.................. 0.8
                Retail -- Drug Store...................... 0.8
                Banks -- Fiduciary........................ 0.8
                Cable TV.................................. 0.7
                Retail -- Building Products............... 0.7
                Aerospace/Defense -- Equipment............ 0.6
                Insurance -- Property/Casualty............ 0.6
                Agricultural Chemicals.................... 0.6
                Finance -- Credit Card.................... 0.5
                Machinery -- Construction & Mining........ 0.5
                Investment Management/Advisor Services.... 0.5
                Commercial Services -- Finance............ 0.4
                Pipelines................................. 0.4
                Industrial Gases.......................... 0.4
                Computers -- Memory Devices............... 0.4
                Electric Products -- Misc................. 0.4
                Brewery................................... 0.4
                Banks -- Commercial....................... 0.4
                Telecom Equipment -- Fiber Optics......... 0.4
                Finance -- Mortgage Loan/Banker........... 0.4
                Retail -- Apparel/Shoe.................... 0.4
                Oil Field Machinery & Equipment........... 0.4
                Consumer Products -- Misc................. 0.4
                Metal -- Diversified...................... 0.4
                Food -- Retail............................ 0.4
                Oil & Gas Drilling........................ 0.4
                Steel -- Producers........................ 0.4
                Pharmacy Services......................... 0.4
                E-Commerce/Services....................... 0.3
                Instruments -- Scientific................. 0.3
                Finance -- Other Services................. 0.3
                Semiconductor Equipment................... 0.3
                Data Processing/Management................ 0.3
                Coal...................................... 0.3
                Computer Services......................... 0.3

              Oil Refining & Marketing........................ 0.3
              Machinery -- Farming............................ 0.3
              Metal -- Aluminum............................... 0.3
              Chemicals -- Specialty.......................... 0.2
              Insurance Brokers............................... 0.2
              Engineering/R&D Services........................ 0.2
              Medical -- Wholesale Drug Distribution.......... 0.2
              Athletic Footwear............................... 0.2
              Internet Security............................... 0.2
              Commercial Paper................................ 0.2
              Agricultural Operations......................... 0.2
              Retail -- Regional Department Stores............ 0.2
              E-Commerce/Products............................. 0.2
              Auto -- Cars/Light Trucks....................... 0.2
              Electronic Forms................................ 0.2
              Non -- Hazardous Waste Disposal................. 0.2
              Food -- Confectionery........................... 0.2
              Savings & Loans/Thrifts......................... 0.2
              Hotels/Motels................................... 0.2
              Electronic Components -- Misc................... 0.2
              Gas -- Distribution............................. 0.2
              Mining.......................................... 0.2
              Retail -- Office Supplies....................... 0.2
              Forestry........................................ 0.2
              Advertising Agencies............................ 0.2
              Auto/Truck Parts & Equipment-Original........... 0.2
              Office Automation & Equipment................... 0.2
              Auto -- Heavy Duty Trucks....................... 0.2
              Food -- Wholesale/Distribution.................. 0.2
              Semiconductor Components -- Integrated Circuits. 0.2
              Retail -- Consumer Electronics.................. 0.1
              Cruise Lines.................................... 0.1
              Broadcast Services/Program...................... 0.1
              Metal Processors & Fabrication.................. 0.1
              Health Care Cost Containment.................... 0.1
              Paper & Related Products........................ 0.1
              Medical Labs & Testing Services................. 0.1
              Entertainment Software.......................... 0.1
              Retail -- Major Department Stores............... 0.1
              Television...................................... 0.1
              Engines -- Internal Combustion.................. 0.1
              Electronic Measurement Instruments.............. 0.1
              Distribution/Wholesale.......................... 0.1
              Electronics -- Military......................... 0.1
              Electric -- Generation.......................... 0.1
              Publishing -- Newspapers........................ 0.1
              Toys............................................ 0.1
              Building -- Residential/Commercial.............. 0.1
              Medical -- Generic Drugs........................ 0.1
              Tools -- Hand Held.............................. 0.1
              Casino Services................................. 0.1
              Finance -- Consumer Loans....................... 0.1
              Beverages -- Wine/Spirits....................... 0.1
              Motorcycle/Motor Scooter........................ 0.1
              Containers -- Paper/Plastic..................... 0.1
              Diversified Financial Services.................. 0.1
              Airlines........................................ 0.1
              Computer Aided Design........................... 0.1
              Diversified Operations.......................... 0.1
              Disposable Medical Products..................... 0.1
              Industrial Automated/Robotic.................... 0.1
              Quarrying....................................... 0.1
              Retail -- Bedding............................... 0.1
              Building Products -- Air & Heating.............. 0.1
              Retail -- Computer Equipment.................... 0.1
              Steel -- Specialty.............................. 0.1
              Telecom Services................................ 0.1
              Printing -- Commercial.......................... 0.1
              Human Resources................................. 0.1

AIG Retirement Company I Stock Index Fund
PORTFOLIO PROFILE -- May 31, 2008 (Unaudited) -- (continued)
--------------------------------------------------------------------------------

Industry Allocation* (continued)

                    Building Products -- Wood........   0.1%
                    Repurchase Agreements............   0.1
                    Drug Delivery Systems............   0.1
                    Apparel Manufacturers............   0.1
                    Schools..........................   0.1
                    Internet Infrastructure Software.   0.1
                    Investment Companies.............   0.1
                    Retail -- Jewelry................   0.1
                                                      -----
                                                      103.4%
                                                      =====

*  Calculated as a percentage of net assets

AIG Retirement Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008
--------------------------------------------------------------------------------


                                                               Market Value
                 Security Description                 Shares     (Note 2)
    -----------------------------------------------------------------------
    COMMON STOCK -- 99.6%
    Advertising Agencies -- 0.2%
      Interpublic Group of Cos., Inc.+#.............   165,000 $ 1,645,050
      Omnicom Group, Inc............................   112,800   5,528,328
                                                               -----------
                                                                 7,173,378
                                                               -----------
    Aerospace/Defense -- 1.6%
      Boeing Co.....................................   269,000  22,265,130
      General Dynamics Corp.........................   141,500  13,039,225
      Lockheed Martin Corp..........................   120,600  13,198,464
      Northrop Grumman Corp.........................   118,800   8,964,648
      Raytheon Co...................................   149,900   9,572,614
      Rockwell Collins, Inc.........................    57,200   3,510,364
                                                               -----------
                                                                70,550,445
                                                               -----------
    Aerospace/Defense - Equipment -- 0.6%
      Goodrich Corp.................................    44,000   2,851,640
      United Technologies Corp......................   345,200  24,523,008
                                                               -----------
                                                                27,374,648
                                                               -----------
    Agricultural Chemicals -- 0.6%
      Monsanto Co...................................   192,700  24,549,980
                                                               -----------
    Agricultural Operations -- 0.2%
      Archer - Daniels - Midland Co.................   226,300   8,984,110
                                                               -----------
    Airlines -- 0.1%
      Southwest Airlines Co.........................   258,200   3,372,092
                                                               -----------
    Apparel Manufacturers -- 0.1%
      VF Corp.......................................    30,900   2,339,130
                                                               -----------
    Appliances -- 0.0%
      Whirlpool Corp.#..............................    26,600   1,959,888
                                                               -----------
    Applications Software -- 2.0%
      Citrix Systems, Inc.+.........................    65,200   2,231,796
      Compuware Corp.+..............................    95,800     976,202
      Intuit, Inc.+.................................   115,100   3,333,296
      Microsoft Corp................................ 2,813,900  79,689,648
                                                               -----------
                                                                86,230,942
                                                               -----------
    Athletic Footwear -- 0.2%
      NIKE, Inc., Class B...........................   134,700   9,209,439
                                                               -----------
    Audio/Video Products -- 0.0%
      Harman International Industries, Inc..........    21,300     952,536
                                                               -----------
    Auto - Cars/Light Trucks -- 0.2%
      Ford Motor Co.+#..............................   775,300   5,272,040
      General Motors Corp.#.........................   199,000   3,402,900
                                                               -----------
                                                                 8,674,940
                                                               -----------
    Auto - Heavy Duty Trucks -- 0.2%
      PACCAR, Inc...................................   128,950   6,884,640
                                                               -----------
    Auto/Truck Parts & Equipment - Original -- 0.2%
      Johnson Controls, Inc.........................   208,700   7,108,322
                                                               -----------
    Banks - Commercial -- 0.4%
      BB&T Corp.....................................   192,100   6,045,387
      First Horizon National Corp.#.................    65,000     623,350
      M&T Bank Corp.#...............................    27,100   2,348,486
      Marshall & Ilsley Corp........................    91,798   2,133,386
      Regions Financial Corp........................   243,500   4,339,170
      Zions Bancorp.#...............................    37,700   1,624,493
                                                               -----------
                                                                17,114,272
                                                               -----------
    Banks - Fiduciary -- 0.8%
      Northern Trust Corp...........................    67,500   5,130,000
      State Street Corp.............................   136,300   9,816,326
      The Bank of New York Mellon Corp..............   401,404  17,874,520
                                                               -----------
                                                                32,820,846
                                                               -----------

                                                            Market Value
                 Security Description              Shares     (Note 2)

       -----------------------------------------------------------------
       Banks - Super Regional -- 3.6%
         Bank of America Corp.................... 1,561,800 $ 53,116,818
         Capital One Financial Corp.#............   131,200    6,313,344
         Comerica, Inc...........................    52,800    1,963,104
         Fifth Third Bancorp.....................   187,100    3,498,770
         Huntington Bancshares, Inc.#............   127,900    1,139,589
         KeyCorp.................................   140,000    2,725,800
         National City Corp.#....................   266,600    1,556,944
         PNC Financial Services Group, Inc.......   119,800    7,697,150
         SunTrust Banks, Inc.....................   123,400    6,442,714
         US Bancorp..............................   608,100   20,182,839
         Wachovia Corp...........................   748,000   17,802,400
         Wells Fargo & Co........................ 1,158,700   31,945,359
                                                            ------------
                                                             154,384,831
                                                            ------------
       Beverages - Non - alcoholic -- 1.9%
         Coca - Cola Enterprises, Inc............   100,900    2,032,126
         Pepsi Bottling Group, Inc...............    48,200    1,562,644
         PepsiCo, Inc............................   563,200   38,466,560
         The Coca - Cola Co......................   702,700   40,236,602
                                                            ------------
                                                              82,297,932
                                                            ------------
       Beverages - Wine/Spirits -- 0.1%
         Brown - Forman Corp., Class B...........    29,600    2,225,328
         Constellation Brands, Inc., Class A+....    68,100    1,451,892
                                                            ------------
                                                               3,677,220
                                                            ------------
       Brewery -- 0.4%
         Anheuser - Busch Cos., Inc..............   251,500   14,451,190
         Molson Coors Brewing Co., Class B.......    48,400    2,807,200
                                                            ------------
                                                              17,258,390
                                                            ------------
       Broadcast Services/Program -- 0.1%
         Clear Channel Communications, Inc.......   175,000    6,128,500
                                                            ------------
       Building Products - Air & Heating -- 0.1%
         Trane, Inc..............................    61,200    2,840,904
                                                            ------------
       Building Products - Wood -- 0.1%
         Masco Corp.#............................   127,900    2,371,266
                                                            ------------
       Building - Residential/Commercial -- 0.1%
         Centex Corp.#...........................    43,000      809,690
         D.R. Horton, Inc........................    96,300    1,223,973
         KB Home#................................    27,000      553,770
         Lennar Corp., Class A#..................    48,900      825,432
         Pulte Homes, Inc........................    75,100      918,473
                                                            ------------
                                                               4,331,338
                                                            ------------
       Cable TV -- 0.7%
         Comcast Corp., Class A.................. 1,058,400   23,814,000
         The DIRECTV Group, Inc.+#...............   250,400    7,036,240
                                                            ------------
                                                              30,850,240
                                                            ------------
       Casino Services -- 0.1%
         International Game Technology...........   110,000    3,922,600
                                                            ------------
       Chemicals - Diversified -- 0.8%
         E.I. du Pont de Nemours & Co............   316,200   15,149,142
         PPG Industries, Inc. Notes..............    57,600    3,630,528
         Rohm & Haas Co.#........................    44,100    2,380,518
         The Dow Chemical Co.....................   330,200   13,340,080
                                                            ------------
                                                              34,500,268
                                                            ------------
       Chemicals - Specialty -- 0.2%
         Ashland, Inc............................    19,600    1,051,932
         Eastman Chemical Co.#...................    28,000    2,145,080
         Ecolab, Inc.............................    61,800    2,770,494
         Hercules, Inc...........................    39,700      819,011

AIG Retirement Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                               Market Value
                   Security Description                Shares    (Note 2)
     ----------------------------------------------------------------------
     COMMON STOCK (continued)
     Chemicals - Specialty (continued)
       International Flavors & Fragrances, Inc........  28,500 $  1,195,860
       Sigma - Aldrich Corp...........................  45,500    2,673,580
                                                               ------------
                                                                 10,655,957
                                                               ------------
     Coal -- 0.3%
       CONSOL Energy, Inc.............................  64,200    6,263,352
       Peabody Energy Corp............................  95,300    7,044,576
                                                               ------------
                                                                 13,307,928
                                                               ------------
     Coatings/Paint -- 0.0%
       The Sherwin - Williams Co.#....................  35,900    2,015,785
                                                               ------------
     Commercial Services -- 0.0%
       Convergys Corp.+...............................  44,400      716,172
                                                               ------------
     Commercial Services - Finance -- 0.4%
       Equifax, Inc.#.................................  45,600    1,740,096
       H&R Block, Inc................................. 114,300    2,667,762
       Moody's Corp.#.................................  72,400    2,684,592
       Paychex, Inc................................... 113,800    3,931,790
       The Western Union Co........................... 263,500    6,229,140
       Total Systems Services, Inc....................  69,900    1,713,948
                                                               ------------
                                                                 18,967,328
                                                               ------------
     Computer Aided Design -- 0.1%
       Autodesk, Inc.+................................  81,200    3,342,192
                                                               ------------
     Computer Services -- 0.3%
       Affiliated Computer Services, Inc., Class A+...  33,800    1,831,960
       Cognizant Technology Solutions Corp., Class A+. 101,400    3,577,392
       Computer Sciences Corp.+.......................  57,600    2,831,040
       Electronic Data Systems Corp................... 178,700    4,376,363
       Unisys Corp.+.................................. 122,900      621,874
                                                               ------------
                                                                 13,238,629
                                                               ------------
     Computers -- 4.2%
       Apple, Inc.+................................... 309,100   58,342,625
       Dell, Inc.+.................................... 717,700   16,550,162
       Hewlett - Packard Co........................... 866,800   40,791,608
       International Business Machines Corp........... 486,800   63,006,524
       Sun Microsystems, Inc.+........................ 278,500    3,606,575
                                                               ------------
                                                                182,297,494
                                                               ------------
     Computers - Integrated Systems -- 0.0%
       Teradata Corp.+................................  63,100    1,704,331
                                                               ------------
     Computers - Memory Devices -- 0.4%
       EMC Corp.+..................................... 738,400   12,877,696
       NetApp, Inc.+.................................. 120,800    2,945,104
       SanDisk Corp.+.................................  80,600    2,281,786
                                                               ------------
                                                                 18,104,586
                                                               ------------
     Computers - Periphery Equipment -- 0.0%
       Lexmark International, Inc., Class A+..........  33,400    1,231,124
                                                               ------------
     Consumer Products - Misc. -- 0.4%
       Clorox Co......................................  48,900    2,793,657
       Fortune Brands, Inc............................  54,200    3,765,816
       Kimberly - Clark Corp.......................... 147,700    9,423,260
                                                               ------------
                                                                 15,982,733
                                                               ------------
     Containers - Metal/Glass -- 0.0%
       Ball Corp......................................  34,300    1,862,490
                                                               ------------
     Containers - Paper/Plastic -- 0.1%
       Bemis Co., Inc.................................  34,800      925,680
       Pactiv Corp.+..................................  45,700    1,125,591
       Sealed Air Corp................................  56,700    1,381,212
                                                               ------------
                                                                  3,432,483
                                                               ------------

                                                               Market Value
                  Security Description                Shares     (Note 2)

     ----------------------------------------------------------------------
     Cosmetics & Toiletries -- 2.1%
       Avon Products, Inc...........................   150,100 $  5,862,906
       Colgate - Palmolive Co.......................   179,300   13,332,748
       Procter & Gamble Co.......................... 1,082,100   71,472,705
       The Estee Lauder Cos., Inc., Class A#........    40,200    1,913,520
                                                               ------------
                                                                 92,581,879
                                                               ------------
     Cruise Lines -- 0.1%
       Carnival Corp................................   153,400    6,145,204
                                                               ------------
     Data Processing/Management -- 0.3%
       Automatic Data Processing, Inc...............   183,800    7,912,590
       Fidelity National Information Services, Inc..    60,200    2,424,856
       Fiserv, Inc.+................................    57,900    3,031,644
                                                               ------------
                                                                 13,369,090
                                                               ------------
     Dental Supplies & Equipment -- 0.0%
       Patterson Cos., Inc.+........................    45,400    1,544,054
                                                               ------------
     Disposable Medical Products -- 0.1%
       C.R. Bard, Inc...............................    35,200    3,210,240
                                                               ------------
     Distribution/Wholesale -- 0.1%
       Genuine Parts Co.............................    58,100    2,556,981
       WW Grainger, Inc.............................    23,700    2,162,862
                                                               ------------
                                                                  4,719,843
                                                               ------------
     Diversified Financial Services -- 0.1%
       IntercontinentalExchange, Inc.+..............    24,700    3,413,540
                                                               ------------
     Diversified Manufacturing Operations -- 4.6%
       3M Co........................................   248,900   19,304,684
       Cooper Industries, Ltd., Class A.............    62,000    2,891,060
       Danaher Corp.................................    89,600    7,004,928
       Dover Corp...................................    67,500    3,650,400
       Eaton Corp...................................    57,700    5,578,436
       General Electric Co.......................... 3,510,600  107,845,632
       Honeywell International, Inc.................   261,800   15,608,516
       Illinois Tool Works, Inc.....................   140,900    7,566,330
       Ingersoll - Rand Co., Ltd., Class A..........    95,900    4,223,436
       ITT, Inc.....................................    63,900    4,217,400
       Leggett & Platt, Inc.#.......................    58,600    1,119,260
       Parker Hannifin Corp.........................    59,300    5,020,931
       Textron, Inc.................................    87,500    5,473,125
       Tyco International, Ltd......................   170,499    7,704,850
                                                               ------------
                                                                197,208,988
                                                               ------------
     Diversified Operations -- 0.1%
       Leucadia National Corp.#.....................    59,500    3,230,850
                                                               ------------
     Drug Delivery Systems -- 0.1%
       Hospira, Inc.+...............................    55,800    2,340,252
                                                               ------------
     E - Commerce/Products -- 0.2%
       Amazon.com, Inc.+............................   108,500    8,855,770
                                                               ------------
     E - Commerce/Services -- 0.3%e
       Bay, Inc.+...................................   392,200   11,769,922
       Expedia, Inc.+...............................    73,300    1,777,525
       IAC/InterActive Corp.+.......................    63,500    1,431,925
                                                               ------------
                                                                 14,979,372
                                                               ------------
     Electric Products - Misc. -- 0.4%
       Emerson Electric Co..........................   276,700   16,098,406
       Molex, Inc...................................    49,300    1,372,512
                                                               ------------
                                                                 17,470,918
                                                               ------------
     Electric - Generation -- 0.1%
       The AES Corp.+...............................   235,400    4,585,592
                                                               ------------

AIG Retirement Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                               Market Value
                  Security Description                Shares     (Note 2)
     ----------------------------------------------------------------------
     COMMON STOCK (continued)
     Electric - Integrated -- 3.3%
       Allegheny Energy, Inc........................    58,900 $  3,224,775
       Ameren Corp..................................    73,200    3,326,940
       American Electric Power Co., Inc.............   140,600    5,951,598
       CenterPoint Energy, Inc......................   114,200    1,934,548
       CMS Energy Corp.#............................    78,600    1,225,374
       Consolidated Edison, Inc.#...................    95,500    3,944,150
       Constellation Energy Group, Inc..............    62,600    5,397,998
       Dominion Resources, Inc......................   202,000    9,352,600
       DTE Energy Co................................    57,100    2,526,104
       Duke Energy Corp.............................   443,300    8,192,184
       Edison International.........................   114,600    6,100,158
       Entergy Corp.................................    67,300    8,127,821
       Exelon Corp..................................   232,500   20,460,000
       FirstEnergy Corp.............................   107,200    8,437,712
       FPL Group, Inc...............................   143,300    9,675,616
       Integrys Energy Group, Inc...................    26,900    1,381,315
       Pepco Holdings, Inc..........................    70,200    1,898,208
       PG&E Corp....................................   124,900    4,944,791
       Pinnacle West Capital Corp...................    35,100    1,185,678
       PPL Corp.....................................   131,300    6,737,003
       Progress Energy, Inc.........................    91,500    3,912,540
       Public Service Enterprise Group, Inc.........   178,800    7,913,688
       Southern Co..................................   268,900    9,734,180
       TECO Energy, Inc.............................    73,300    1,493,121
       Xcel Energy, Inc.#...........................   150,100    3,198,631
                                                               ------------
                                                                140,276,733
                                                               ------------
     Electronic Components - Misc. -- 0.2%
       Jabil Circuit, Inc...........................    72,900      927,288
       Tyco Electronics, Ltd........................   171,299    6,872,516
                                                               ------------
                                                                  7,799,804
                                                               ------------
     Electronic Components - Semiconductors -- 2.2%
       Advanced Micro Devices, Inc.+................   212,300    1,460,624
       Altera Corp..................................   107,900    2,496,806
       Broadcom Corp., Class A+.....................   164,300    4,713,767
       Intel Corp................................... 2,034,600   47,162,028
       LSI Logic Corp.+#............................   231,600    1,683,732
       MEMC Electronic Materials, Inc.+.............    80,400    5,520,264
       Microchip Technology, Inc.#..................    66,300    2,442,492
       Micron Technology, Inc.+.....................   266,900    2,153,883
       National Semiconductor Corp..................    79,600    1,675,580
       NVIDIA Corp.+................................   195,300    4,823,910
       QLogic Corp.+................................    47,000      742,130
       Texas Instruments, Inc.......................   466,400   15,148,672
       Xilinx, Inc..................................   100,600    2,736,320
                                                               ------------
                                                                 92,760,208
                                                               ------------
     Electronic Forms -- 0.2%
       Adobe Systems, Inc.+.........................   187,000    8,239,220
                                                               ------------
     Electronic Measurement Instruments -- 0.1%
       Agilent Technologies, Inc.+..................   128,300    4,797,137
                                                               ------------
     Electronics - Military -- 0.1%
       L-3 Communications Holdings, Inc.............    43,100    4,628,509
                                                               ------------
     Engineering/R&D Services -- 0.2%
       Fluor Corp...................................    31,200    5,820,360
       Jacobs Engineering Group, Inc.+..............    42,700    4,047,106
                                                               ------------
                                                                  9,867,466
                                                               ------------
     Engines - Internal Combustion -- 0.1%
       Cummins, Inc.................................    71,200    5,013,904
                                                               ------------
     Enterprise Software/Service -- 0.9%
       BMC Software, Inc.+..........................    67,500    2,706,750
       CA, Inc......................................   137,100    3,638,634

                                                             Market Value
                  Security Description              Shares     (Note 2)

       ------------------------------------------------------------------
       Enterprise Software/Service (continued)
         Novell, Inc.+............................   123,100 $    871,548
         Oracle Corp.+............................ 1,390,400   31,756,736
                                                             ------------
                                                               38,973,668
                                                             ------------
       Entertainment Software -- 0.1%
         Electronic Arts, Inc.+...................   111,400    5,592,280
                                                             ------------
       Filtration/Separation Products -- 0.0%
         Pall Corp................................    43,000    1,754,830
                                                             ------------
       Finance - Commercial -- 0.0%
         CIT Group, Inc.#.........................    99,100      991,000
                                                             ------------
       Finance - Consumer Loans -- 0.1%
         SLM Corp.+...............................   164,000    3,717,880
                                                             ------------
       Finance - Credit Card -- 0.5%
         American Express Co......................   406,500   18,841,275
         Discover Financial Services..............   168,450    2,888,917
                                                             ------------
                                                               21,730,192
                                                             ------------
       Finance - Investment Banker/Broker -- 3.8%
         Citigroup, Inc........................... 1,830,500   40,069,645
         E*TRADE Financial Corp.+#................   161,800      663,380
         JPMorgan Chase & Co...................... 1,194,300   51,354,900
         Lehman Brothers Holdings, Inc............   186,600    6,868,746
         Merrill Lynch & Co., Inc.................   341,600   15,003,072
         Morgan Stanley...........................   388,400   17,178,932
         The Bear Stearns Cos., Inc...............    42,293      394,594
         The Charles Schwab Corp..................   330,000    7,319,400
         The Goldman Sachs Group, Inc.............   139,000   24,520,990
                                                             ------------
                                                              163,373,659
                                                             ------------
       Finance - Mortgage Loan/Banker -- 0.4%
         Countrywide Financial Corp.#.............   203,700    1,071,462
         Fannie Mae...............................   372,700   10,070,354
         Freddie Mac..............................   227,200    5,775,424
                                                             ------------
                                                               16,917,240
                                                             ------------
       Finance - Other Services -- 0.3%
         CME Group, Inc...........................    18,800    8,089,640
         NYSE Euronext............................    93,200    5,957,344
                                                             ------------
                                                               14,046,984
                                                             ------------
       Financial Guarantee Insurance -- 0.0%
         Ambac Financial Group, Inc...............   100,500      314,565
         MBIA, Inc.#..............................    73,700      512,952
         MGIC Investment Corp.#...................    43,900      527,678
                                                             ------------
                                                                1,355,195
                                                             ------------
       Food - Confectionery -- 0.2%
         The Hershey Co.#.........................    59,200    2,320,048
         WM Wrigley Jr. Co........................    76,100    5,869,593
                                                             ------------
                                                                8,189,641
                                                             ------------
       Food - Dairy Products -- 0.0%
         Dean Foods Co.+..........................    53,200    1,157,100
                                                             ------------
       Food - Meat Products -- 0.0%
         Tyson Foods, Inc., Class A...............    96,100    1,810,524
                                                             ------------
       Food - Misc. -- 1.1%
         Campbell Soup Co.........................    77,200    2,584,656
         ConAgra Foods, Inc.......................   171,200    4,036,896
         General Mills, Inc.......................   118,400    7,482,880
         H.J. Heinz Co............................   110,700    5,525,037
         Kellogg Co...............................    91,600    4,745,796
         Kraft Foods, Inc., Class A...............   538,900   17,503,472
         McCormick & Co., Inc.....................    44,900    1,687,342

AIG Retirement Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                            Market Value
                  Security Description              Shares    (Note 2)
       -----------------------------------------------------------------
       COMMON STOCK (continued)
       Food - Misc. (continued)
         Sara Lee Corp............................. 249,800 $ 3,442,244
                                                            -----------
                                                             47,008,323
                                                            -----------
       Food - Retail -- 0.4%
         Safeway, Inc.............................. 154,700   4,930,289
         SUPERVALU, Inc............................  74,400   2,609,208
         The Kroger Co............................. 236,500   6,536,860
         Whole Foods Market, Inc.#.................  49,100   1,423,900
                                                            -----------
                                                             15,500,257
                                                            -----------
       Food - Wholesale/Distribution -- 0.2%
         Sysco Corp................................ 212,200   6,548,492
                                                            -----------
       Forestry -- 0.2%
         Plum Creek Timber Co., Inc.#..............  60,100   2,803,665
         Weyerhaeuser Co...........................  73,600   4,587,488
                                                            -----------
                                                              7,391,153
                                                            -----------
       Gas - Distribution -- 0.2%
         Nicor, Inc.#..............................  15,800     645,114
         NiSource, Inc.............................  95,700   1,731,213
         Sempra Energy.............................  91,900   5,312,739
                                                            -----------
                                                              7,689,066
                                                            -----------
       Health Care Cost Containment -- 0.1%
         McKesson Corp............................. 101,800   5,868,770
                                                            -----------
       Home Decoration Products -- 0.0%
         Newell Rubbermaid, Inc....................  97,000   1,947,760
                                                            -----------
       Hotels/Motels -- 0.2%
         Marriott International, Inc., Class A..... 105,900   3,485,169
         Starwood Hotels & Resorts Worldwide, Inc..  66,200   3,204,080
         Wyndham Worldwide Corp....................  62,100   1,358,748
                                                            -----------
                                                              8,047,997
                                                            -----------
       Human Resources -- 0.1%
         Monster Worldwide, Inc.+..................  44,200   1,091,298
         Robert Half International, Inc.#..........  55,800   1,371,564
                                                            -----------
                                                              2,462,862
                                                            -----------
       Independent Power Producer -- 0.0%
         Dynegy, Inc., Class A+.................... 173,800   1,637,196
                                                            -----------
       Industrial Automated/Robotic -- 0.1%
         Rockwell Automation, Inc..................  52,200   3,056,310
                                                            -----------
       Industrial Gases -- 0.4%
         Air Products & Chemicals, Inc.............  75,400   7,684,768
         Praxair, Inc.............................. 110,200  10,475,612
                                                            -----------
                                                             18,160,380
                                                            -----------
       Instruments - Scientific -- 0.3%
         Applera Corp. -- Applied Biosystems Group.  58,800   2,043,888
         PerkinElmer, Inc..........................  41,300   1,167,964
         Thermo Fisher Scientific, Inc.+........... 147,200   8,687,744
         Waters Corp.+.............................  35,200   2,165,504
                                                            -----------
                                                             14,065,100
                                                            -----------
       Insurance Brokers -- 0.2%
         AON Corp.................................. 107,500   5,072,925
         Marsh & McLennan Cos., Inc................ 183,100   4,985,813
                                                            -----------
                                                             10,058,738
                                                            -----------
       Insurance - Life/Health -- 0.9%
         AFLAC, Inc................................ 167,000  11,210,710
         Lincoln National Corp.....................  93,100   5,135,396
         Principal Financial Group, Inc............  90,900   4,897,692
         Prudential Financial, Inc................. 156,900  11,720,430

                                                              Market Value
                   Security Description               Shares    (Note 2)

      --------------------------------------------------------------------
      Insurance - Life/Health (continued)
        Torchmark Corp...............................  31,900 $ 2,022,779
        Unum Group................................... 121,900   2,935,352
                                                              -----------
                                                               37,922,359
                                                              -----------
      Insurance - Multi-line -- 2.1%
        ACE, Ltd..................................... 116,000   6,968,120
        Allstate Corp................................ 197,100  10,040,274
        American International Group, Inc.(1)........ 947,000  34,092,000
        Assurant, Inc................................  33,700   2,292,611
        Cincinnati Financial Corp....................  58,100   2,034,662
        Genworth Financial, Inc., Class A............ 151,900   3,356,990
        Hartford Financial Services Group, Inc....... 110,500   7,853,235
        Loews Corp................................... 154,500   7,658,565
        MetLife, Inc................................. 249,400  14,971,482
        XL Capital, Ltd., Class A....................  62,600   2,185,366
                                                              -----------
                                                               91,453,305
                                                              -----------
      Insurance - Property/Casualty -- 0.6%
        Chubb Corp................................... 130,200   6,999,552
        SAFECO Corp..................................  31,500   2,110,500
        The Progressive Corp......................... 238,300   4,780,298
        The Travelers Cos., Inc...................... 218,200  10,868,542
                                                              -----------
                                                               24,758,892
                                                              -----------
      Internet Infrastructure Software -- 0.1%
        Akamai Technologies, Inc.+#..................  58,800   2,296,140
                                                              -----------
      Internet Security -- 0.2%
        Symantec Corp.+.............................. 297,400   6,462,502
        VeriSign, Inc.+..............................  68,400   2,738,736
                                                              -----------
                                                                9,201,238
                                                              -----------
      Investment Companies -- 0.1%
        American Capital Strategies, Ltd.............  68,600   2,195,200
                                                              -----------
      Investment Management/Advisor Services -- 0.5%
        Ameriprise Financial, Inc....................  79,800   3,771,348
        Federated Investors, Inc., Class B...........  30,300   1,115,343
        Franklin Resources, Inc......................  55,400   5,607,588
        Janus Capital Group, Inc.....................  51,900   1,505,100
        Legg Mason, Inc..............................  47,500   2,555,975
        T. Rowe Price Group, Inc.#...................  92,800   5,374,976
                                                              -----------
                                                               19,930,330
                                                              -----------
      Leisure Products -- 0.0%
        Brunswick Corp.#.............................  30,700     420,590
                                                              -----------
      Linen Supply & Related Items -- 0.0%
        Cintas Corp..................................  45,900   1,354,968
                                                              -----------
      Machinery - Construction & Mining -- 0.5%
        Caterpillar, Inc.#........................... 219,500  18,139,480
        Terex Corp.+.................................  35,800   2,554,330
                                                              -----------
                                                               20,693,810
                                                              -----------
      Machinery - Farming -- 0.3%
        Deere & Co................................... 153,400  12,477,556
                                                              -----------
      Machinery - General Industrial -- 0.0%
        The Manitowoc Co., Inc.#.....................  45,700   1,777,730
                                                              -----------
      Medical Information Systems -- 0.0%
        IMS Health, Inc..............................  64,400   1,561,056
                                                              -----------
      Medical Instruments -- 0.8%
        Boston Scientific Corp.+..................... 471,900   6,271,551
        Intuitive Surgical, Inc.+....................  13,600   3,992,824
        Medtronic, Inc............................... 394,900  20,009,583
        St. Jude Medical, Inc.+...................... 121,000   4,930,750
                                                              -----------
                                                               35,204,708
                                                              -----------

AIG Retirement Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                              Market Value
                 Security Description                Shares     (Note 2)
     ---------------------------------------------------------------------
     COMMON STOCK (continued)
     Medical Labs & Testing Services -- 0.1%
       Laboratory Corp. of America Holdings+.......    38,800 $  2,863,052
       Quest Diagnostics, Inc.#....................    55,300    2,787,673
                                                              ------------
                                                                 5,650,725
                                                              ------------
     Medical Products -- 2.5%
       Baxter International, Inc...................   223,100   13,631,410
       Becton Dickinson & Co.......................    85,900    7,254,255
       Covidien, Ltd...............................   175,299    8,780,727
       Johnson & Johnson...........................   996,000   66,473,040
       Stryker Corp................................    83,900    5,415,745
       Varian Medical Systems, Inc.+...............    44,200    2,101,268
       Zimmer Holdings, Inc.+......................    82,000    5,969,600
                                                              ------------
                                                               109,626,045
                                                              ------------
     Medical - Biomedical/Gene -- 1.4%
       Amgen, Inc.+................................   382,500   16,841,475
       Biogen Idec, Inc.+..........................   104,600    6,563,650
       Celgene Corp.+..............................   153,000    9,311,580
       Genzyme Corp.+..............................    94,200    6,448,932
       Gilead Sciences, Inc.+......................   326,600   18,067,512
       Millipore Corp.+............................    19,400    1,409,410
                                                              ------------
                                                                58,642,559
                                                              ------------
     Medical - Drugs -- 4.2%
       Abbott Laboratories.........................   543,400   30,620,590
       Allergan, Inc...............................   107,600    6,199,912
       Bristol - Myers Squibb Co...................   695,700   15,855,003
       Eli Lilly & Co..............................   347,800   16,743,092
       Forest Laboratories, Inc.+..................   109,500    3,932,145
       King Pharmaceuticals, Inc.+.................    86,300      885,438
       Merck & Co., Inc............................   761,400   29,664,144
       Pfizer, Inc................................. 2,376,600   46,010,976
       Schering - Plough Corp......................   569,900   11,625,960
       Wyeth.......................................   470,500   20,923,135
                                                              ------------
                                                               182,460,395
                                                              ------------
     Medical - Generic Drugs -- 0.1%
       Barr Pharmaceuticals, Inc.+.................    38,000    1,664,400
       Mylan, Inc.#................................   106,900    1,427,115
       Watson Pharmaceuticals, Inc.+#..............    36,500    1,042,440
                                                              ------------
                                                                 4,133,955
                                                              ------------
     Medical - HMO -- 1.0%
       Aetna, Inc..................................   174,600    8,234,136
       CIGNA Corp..................................    98,500    3,999,100
       Coventry Health Care, Inc.+.................    54,500    2,508,635
       Humana, Inc.+...............................    59,900    3,057,895
       UnitedHealth Group, Inc.....................   440,000   15,052,400
       WellPoint, Inc.+............................   190,600   10,639,292
                                                              ------------
                                                                43,491,458
                                                              ------------
     Medical - Hospitals -- 0.0%
       Tenet Healthcare Corp.+#....................   166,400      981,760
                                                              ------------
     Medical - Wholesale Drug Distribution -- 0.2%
       AmerisourceBergen Corp......................    57,200    2,364,076
       Cardinal Health, Inc........................   125,400    7,090,116
                                                              ------------
                                                                 9,454,192
                                                              ------------
     Metal Processors & Fabrication -- 0.1%
       Precision Castparts Corp....................    48,900    5,907,120
                                                              ------------
     Metal - Aluminum -- 0.3%
       Alcoa, Inc..................................   286,400   11,624,976
                                                              ------------
     Metal - Diversified -- 0.4%
       Freeport - McMoRan Copper & Gold, Inc.......   134,600   15,574,566
                                                              ------------

                                                                Market Value
                  Security Description                 Shares     (Note 2)

    ------------------------------------------------------------------------
    Mining -- 0.2%
      Newmont Mining Corp............................   159,300 $  7,571,529
                                                                ------------
    Motorcycle/Motor Scooter -- 0.1%
      Harley - Davidson, Inc.#.......................    83,900    3,487,723
                                                                ------------
    Multimedia -- 1.7%
      Meredith Corp.#................................    13,200      433,092
      News Corp., Class A............................   808,300   14,508,985
      The E.W. Scripps Co., Class A#.................    31,400    1,478,940
      The McGraw - Hill Cos., Inc....................   113,600    4,713,264
      The Walt Disney Co.............................   662,100   22,246,560
      Time Warner, Inc............................... 1,256,700   19,956,396
      Viacom, Inc., Class B+.........................   225,300    8,070,246
                                                                ------------
                                                                  71,407,483
                                                                ------------
    Networking Products -- 1.4%
      Cisco Systems, Inc.+........................... 2,095,600   55,994,432
      Juniper Networks, Inc.+#.......................   184,100    5,066,432
                                                                ------------
                                                                  61,060,864
                                                                ------------
    Non - Ferrous Metals -- 0.0%
      Titanium Metals Corp.#.........................    34,700      603,780
                                                                ------------
    Non - Hazardous Waste Disposal -- 0.2%
      Allied Waste Industries, Inc.+.................   118,200    1,592,154
      Waste Management, Inc..........................   174,100    6,603,613
                                                                ------------
                                                                   8,195,767
                                                                ------------
    Office Automation & Equipment -- 0.2%
      Pitney Bowes, Inc..............................    74,200    2,694,202
      Xerox Corp.....................................   322,000    4,372,760
                                                                ------------
                                                                   7,066,962
                                                                ------------
    Office Supplies & Forms -- 0.0%
      Avery Dennison Corp............................    37,500    1,934,250
                                                                ------------
    Oil & Gas Drilling -- 0.4%
      ENSCO International, Inc.......................    50,600    3,634,598
      Nabors Industries, Ltd.+#......................    98,600    4,145,144
      Noble Corp.....................................    94,500    5,966,730
      Rowan Cos., Inc.#..............................    39,200    1,730,680
                                                                ------------
                                                                  15,477,152
                                                                ------------
    Oil Companies - Exploration & Production -- 2.7%
      Anadarko Petroleum Corp........................   164,600   12,340,062
      Apache Corp....................................   117,100   15,698,426
      Chesapeake Energy Corp.#.......................   169,200    9,267,084
      Devon Energy Corp..............................   156,300   18,121,422
      EOG Resources, Inc.............................    86,900   11,177,947
      Noble Energy, Inc..............................    60,500    5,895,725
      Occidental Petroleum Corp......................   289,300   26,595,349
      Questar Corp...................................    60,800    3,904,576
      Range Resources Corp...........................    52,800    3,472,128
      XTO Energy, Inc................................   179,500   11,419,790
                                                                ------------
                                                                 117,892,509
                                                                ------------
    Oil Companies - Integrated -- 7.5%
      Chevron Corp...................................   730,200   72,399,330
      ConocoPhillips.................................   549,100   51,121,210
      Exxon Mobil Corp............................... 1,881,100  166,966,436
      Hess Corp......................................    98,100   12,047,661
      Marathon Oil Corp..............................   249,300   12,811,527
      Murphy Oil Corp................................    66,800    6,189,020
                                                                ------------
                                                                 321,535,184
                                                                ------------

AIG Retirement Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                               Market Value
                  Security Description                 Shares    (Note 2)
    -----------------------------------------------------------------------
    COMMON STOCK (continued)
    Oil Field Machinery & Equipment -- 0.4%
      Cameron International Corp.+....................  76,800 $  4,088,064
      National - Oilwell Varco, Inc.+................. 145,400   12,114,728
                                                               ------------
                                                                 16,202,792
                                                               ------------
    Oil Refining & Marketing -- 0.3%
      Sunoco, Inc.....................................  41,400    1,841,058
      Tesoro Corp.#...................................  48,400    1,202,740
      Valero Energy Corp.............................. 188,000    9,557,920
                                                               ------------
                                                                 12,601,718
                                                               ------------
    Oil - Field Services -- 2.4%
      Baker Hughes, Inc............................... 108,700    9,632,994
      BJ Services Co.................................. 102,900    3,107,580
      Halliburton Co.................................. 309,500   15,035,510
      Schlumberger, Ltd............................... 421,200   42,595,956
      Smith International, Inc........................  70,700    5,579,644
      Transocean, Inc.+............................... 111,799   16,791,092
      Weatherford International, Ltd.+................ 238,600   10,887,318
                                                               ------------
                                                                103,630,094
                                                               ------------
    Paper & Related Products -- 0.1%
      International Paper Co.......................... 150,300    4,091,166
      MeadWestvaco Corp...............................  60,900    1,566,957
                                                               ------------
                                                                  5,658,123
                                                               ------------
    Pharmacy Services -- 0.4%
      Express Scripts, Inc.+..........................  88,900    6,410,579
      Medco Health Solutions, Inc.+................... 184,300    8,929,335
                                                               ------------
                                                                 15,339,914
                                                               ------------
    Photo Equipment & Supplies -- 0.0%
      Eastman Kodak Co.#.............................. 101,200    1,550,384
                                                               ------------
    Pipelines -- 0.4%
      El Paso Corp.................................... 246,100    4,811,255
      Spectra Energy Corp............................. 222,200    6,003,844
      Williams Cos., Inc.............................. 205,600    7,821,024
                                                               ------------
                                                                 18,636,123
                                                               ------------
    Printing - Commercial -- 0.1%
      R.R. Donnelley & Sons Co........................  75,400    2,475,382
                                                               ------------
    Publishing - Newspapers -- 0.1%
      Gannett Co., Inc.#..............................  80,700    2,324,967
      The New York Times Co., Class A#................  50,400      877,968
      The Washington Post Co., Class B................   2,000    1,256,840
                                                               ------------
                                                                  4,459,775
                                                               ------------
    Quarrying -- 0.1%
      Vulcan Materials Co.#...........................  38,200    2,938,726
                                                               ------------
    Real Estate Investment Trusts -- 1.1%
      Apartment Investment & Management Co., Class A#.  32,200    1,274,154
      AvalonBay Communities, Inc......................  27,100    2,742,520
      Boston Properties, Inc..........................  42,100    4,114,854
      Developers Diversified Realty Corp..............  42,000    1,666,560
      Equity Residential..............................  94,800    4,009,092
      General Growth Properties, Inc..................  93,900    3,902,484
      HCP, Inc........................................  82,300    2,819,598
      Host Hotels & Resorts, Inc...................... 183,500    3,154,365
      Kimco Realty Corp...............................  88,900    3,498,215
      ProLogis........................................  90,800    5,623,244
      Public Storage, Inc.............................  43,800    3,860,094
      Simon Property Group, Inc.......................  78,500    7,799,760
      Vornado Realty Trust............................  47,500    4,642,175
                                                               ------------
                                                                 49,107,115
                                                               ------------

                                                            Market Value
                  Security Description              Shares    (Note 2)

       -----------------------------------------------------------------
       Real Estate Management/Services -- 0.0%
         CB Richard Ellis Group, Inc., Class A+....  61,200 $ 1,374,552
                                                            -----------
       Retail - Apparel/Shoe -- 0.4%
         Abercrombie & Fitch Co., Class A..........  30,400   2,207,040
         Coach, Inc.+.............................. 123,800   4,493,940
         Jones Apparel Group, Inc..................  30,300     509,646
         Limited Brands, Inc.#..................... 109,100   2,114,358
         Liz Claiborne, Inc.#......................  34,900     609,354
         Nordstrom, Inc.#..........................  63,000   2,203,740
         Polo Ralph Lauren Corp.#..................  20,800   1,452,880
         The Gap, Inc.............................. 159,800   2,916,350
                                                            -----------
                                                             16,507,308
                                                            -----------
       Retail - Auto Parts -- 0.0%
         AutoZone, Inc.+...........................  15,200   1,923,712
                                                            -----------
       Retail - Automobile -- 0.0%
         AutoNation, Inc.+#........................  47,200     745,288
                                                            -----------
       Retail - Bedding -- 0.1%
         Bed Bath & Beyond, Inc.+..................  92,200   2,937,492
                                                            -----------
       Retail - Building Products -- 0.7%
         Home Depot, Inc........................... 593,300  16,232,688
         Lowe's Cos., Inc.......................... 514,100  12,338,400
                                                            -----------
                                                             28,571,088
                                                            -----------
       Retail - Computer Equipment -- 0.1%
         GameStop Corp., Class A+..................  56,700   2,812,320
                                                            -----------
       Retail - Consumer Electronics -- 0.1%
         Best Buy Co., Inc......................... 124,000   5,789,560
         RadioShack Corp.#.........................  45,900     672,435
                                                            -----------
                                                              6,461,995
                                                            -----------
       Retail - Discount -- 1.9%
         Big Lots, Inc.+...........................  28,700     891,422
         Costco Wholesale Corp..................... 152,800  10,897,696
         Family Dollar Stores, Inc.................  49,300   1,055,020
         Target Corp............................... 287,900  15,362,344
         TJX Cos., Inc............................. 153,600   4,924,416
         Wal - Mart Stores, Inc.................... 830,800  47,970,392
                                                            -----------
                                                             81,101,290
                                                            -----------
       Retail - Drug Store -- 0.8%
         CVS Caremark Corp......................... 503,500  21,544,765
         Walgreen Co............................... 348,500  12,552,970
                                                            -----------
                                                             34,097,735
                                                            -----------
       Retail - Jewelry -- 0.1%
         Tiffany & Co..............................  44,700   2,191,641
                                                            -----------
       Retail - Major Department Stores -- 0.1%
         J.C. Penney Co., Inc......................  78,000   3,138,720
         Sears Holdings Corp.+#....................  25,700   2,177,304
                                                            -----------
                                                              5,316,024
                                                            -----------
       Retail - Office Supplies -- 0.2%
         Office Depot, Inc.+.......................  95,700   1,215,390
         OfficeMax, Inc............................  26,600     576,688
         Staples, Inc.............................. 246,200   5,773,390
                                                            -----------
                                                              7,565,468
                                                            -----------
       Retail - Regional Department Stores -- 0.2%
         Dillard's, Inc., Class A#.................  20,000     325,600
         Kohl's Corp.+............................. 110,300   4,941,440
         Macy's, Inc............................... 152,200   3,602,574
                                                            -----------
                                                              8,869,614
                                                            -----------

AIG Retirement Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------


                                                                   Market Value
                  Security Description                    Shares     (Note 2)
 ------------------------------------------------------------------------------
 COMMON STOCK (continued)
 Retail - Restaurants -- 0.9%
   Darden Restaurants, Inc..............................    50,400 $  1,726,200
   McDonald's Corp......................................   404,900   24,018,668
   Starbucks Corp.+.....................................   256,900    4,673,011
   Wendy's International, Inc...........................    30,700      910,562
   Yum! Brands, Inc.....................................   167,200    6,637,840
                                                                   ------------
                                                                     37,966,281
                                                                   ------------
 Rubber - Tires -- 0.0%
   The Goodyear Tire & Rubber Co.+......................    84,400    2,144,604
                                                                   ------------
 Savings & Loans/Thrifts -- 0.2%
   Hudson City Bancorp, Inc.............................   181,900    3,237,820
   Sovereign Bancorp, Inc.#.............................   167,100    1,527,294
   Washington Mutual, Inc.#.............................   371,800    3,353,636
                                                                   ------------
                                                                      8,118,750
                                                                   ------------
 School -- 0.1%
   Apollo Group, Inc., Class A+.........................    48,400    2,313,036
                                                                   ------------
 Semiconductor Components - Integrated Circuits -- 0.1%
   Analog Devices, Inc..................................   103,200    3,623,352
   Linear Technology Corp.#.............................    77,700    2,857,029
                                                                   ------------
                                                                      6,480,381
                                                                   ------------
 Semiconductor Equipment -- 0.3%
   Applied Materials, Inc...............................   475,600    9,421,636
   KLA - Tencor Corp.#..................................    59,800    2,757,976
   Novellus Systems, Inc.+#.............................    35,800      855,262
   Teradyne, Inc.+......................................    61,100      839,514
                                                                   ------------
                                                                     13,874,388
                                                                   ------------
 Steel - Producers -- 0.4%
   Nucor Corp...........................................   110,100    8,235,480
   United States Steel Corp.............................    41,500    7,167,465
                                                                   ------------
                                                                     15,402,945
                                                                   ------------
 Steel - Specialty -- 0.1%
   Allegheny Technologies, Inc.#........................    35,600    2,670,000
                                                                   ------------
 Telecom Equipment - Fiber Optics -- 0.4%
   Ciena Corp.+#........................................    30,700      938,192
   Corning, Inc.........................................   553,600   15,135,424
   JDS Uniphase Corp.+..................................    78,900      975,993
                                                                   ------------
                                                                     17,049,609
                                                                   ------------
 Telecom Services -- 0.1%
   Embarq Corp..........................................    54,000    2,555,280
                                                                   ------------
 Telecommunication Equipment -- 0.0%
   Tellabs, Inc.+#......................................   144,600      786,624
                                                                   ------------
 Telephone - Integrated -- 3.3%
   AT&T, Inc............................................ 2,122,200   84,675,780
   CenturyTel, Inc......................................    37,500    1,327,875
   Citizens Communications Co.#.........................   114,300    1,332,738
   Qwest Communications International, Inc.#............   539,500    2,616,575
   Sprint Nextel Corp................................... 1,001,200    9,371,232
   Verizon Communications, Inc.......................... 1,009,300   38,827,771
   Windstream Corp......................................   158,400    2,113,056
                                                                   ------------
                                                                    140,265,027
                                                                   ------------
 Television -- 0.1%
   CBS Corp., Class B...................................   239,100    5,159,778
                                                                   ------------
 Tobacco -- 1.4%
   Altria Group, Inc....................................   740,800   16,490,208
   Philip Morris International, Inc.+...................   741,300   39,036,858
   Reynolds American, Inc...............................    60,100    3,300,692
   UST, Inc.#...........................................    52,500    2,899,575
                                                                   ------------
                                                                     61,727,333
                                                                   ------------

                                                             Shares/
                                                            Principal    Market Value
                 Security Description                        Amount        (Note 2)

---------------------------------------------------------------------------------------
Tools - Hand Held -- 0.1%
  Black & Decker Corp....................................       21,500       1,391,050
  Snap - on, Inc.........................................       20,200       1,250,784
  The Stanley Works......................................       27,600       1,340,808
                                                                        --------------
                                                                             3,982,642
                                                                        --------------
Toys -- 0.1%
  Hasbro, Inc............................................       50,100       1,815,624
  Mattel, Inc............................................      126,800       2,553,752
                                                                        --------------
                                                                             4,369,376
                                                                        --------------
Transport - Rail -- 1.1%
  Burlington Northern Santa Fe Corp......................      104,100      11,768,505
  CSX Corp...............................................      141,900       9,799,614
  Norfolk Southern Corp..................................      132,400       8,921,112
  Union Pacific Corp.....................................      183,400      15,095,654
                                                                        --------------
                                                                            45,584,885
                                                                        --------------
Transport - Services -- 1.0%
  C.H. Robinson Worldwide, Inc...........................       60,300       3,889,350
  Expeditors International of Washington, Inc............       75,000       3,531,000
  FedEx Corp.............................................      108,900       9,987,219
  Ryder System, Inc......................................       20,500       1,505,315
  United Parcel Service, Inc., Class B...................      363,600      25,822,872
                                                                        --------------
                                                                            44,735,756
                                                                        --------------
Web Portals/ISP -- 1.4%
  Google, Inc., Class A+.................................       81,600      47,801,280
  Yahoo!, Inc.+..........................................      470,200      12,582,552
                                                                        --------------
                                                                            60,383,832
                                                                        --------------
Wireless Equipment -- 1.0%
  American Tower Corp., Class A+.........................      142,400       6,510,528
  Motorola, Inc..........................................      792,300       7,392,159
  QUALCOMM, Inc..........................................      566,900      27,517,326
                                                                        --------------
                                                                            41,420,013
                                                                        --------------
Total Long-Term Investment Securities
   (cost $2,852,807,406).................................                4,295,908,548
                                                                        --------------
SHORT-TERM INVESTMENT SECURITIES -- 3.7%
Collective Investment Pool -- 3.4%
  Securities Lending Quality Trust(2)....................  148,082,660     148,082,660
                                                                        --------------
Commercial Paper -- 0.2%
  Erste Finance LLC
   2.35% due 06/02/08.................................... $  9,000,000       8,999,412
                                                                        --------------
U.S. Government Treasuries -- 0.1%
  United States Treasury Bill(3)
   1.70% due 07/10/08....................................    1,700,000       1,696,869
                                                                        --------------
Total Short-Term Investment Securities
   (cost $158,778,941)...................................                  158,778,941
                                                                        --------------
REPURCHASE AGREEMENT -- 0.1%
  Agreement with State Street Bank & Trust Co., bearing
   interest at 1.71%, dated 05/30/08, to be repurchased
   06/02/08 in the amount of $2,363,337 and
   collateralized by Federal Home Loan Bank Bonds,
   bearing interest at 4.50%, due 04/06/09 and having
   an approximate value of $2,438,663.
   (cost $2,363,000).....................................    2,363,000       2,363,000
                                                                        --------------
TOTAL INVESTMENTS
   (cost $3,013,949,347)(4)..............................        103.4%  4,457,050,489
Liabilities in excess of other assets....................         (3.4)   (145,967,134)
                                                          ------------  --------------
NET ASSETS --                                                    100.0% $4,311,083,355
                                                          ============  ==============

AIG Retirement Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------

--------
+  Non-income producing security
#  The security or a portion thereof is out on loan (See Note 2)
(1)Security represents an investment in an affliated company; see Note 3
(2)The security is purchased with the cash collateral received from securities loaned (see Note 2).
(3)The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)See Note 5 for cost of investments on a tax basis.

 Open Futures Contracts
 -----------------------------------------------------------------------------
                                                                  Unrealized
 Number of                  Expiration  Value at   Value as of   Appreciation
 Contracts   Description       Date    Trade Date  May 31, 2008 (Depreciation)
 -----------------------------------------------------------------------------
  42 Long  S & P 500 Index. June 2008  $14,781,562 $14,706,300     $(75,262)
                                                                   --------
                                                                   $(75,262)
                                                                   ========

See Notes to Financial Statements

AIG Retirement Company I Value Fund
PORTFOLIO PROFILE -- May 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

Industry Allocation*

               Finance -- Investment Banker/Broker.......  14.3%
               Electric -- Integrated....................   8.4
               Time Deposits.............................   8.0
               Oil Companies -- Integrated...............   7.2
               Semiconductor Equipment...................   6.3
               Chemicals -- Specialty....................   6.2
               Medical -- Drugs..........................   5.6
               Oil Companies -- Exploration & Production.   4.6
               Telephone -- Integrated...................   4.3
               Beverages -- Non-alcoholic................   4.2
               Diversified Manufacturing Operations......   4.1
               Auto -- Heavy Duty Trucks.................   3.9
               Broadcast Services/Program................   3.3
               Tobacco...................................   3.1
               Insurance -- Reinsurance..................   2.9
               Oil -- Field Services.....................   2.1
               Multimedia................................   1.7
               Steel -- Producers........................   1.4
               Investment Management/Advisor Services....   1.4
               Transport -- Equipment & Leasing..........   1.1
               Medical -- HMO............................   1.1
               Chemicals -- Diversified..................   1.1
               Theaters..................................   1.1
               Finance -- Credit Card....................   0.9
               Machinery -- Farming......................   0.9
               Banks -- Commercial.......................   0.8
               Computers.................................   0.6
                                                          -----
                                                          100.6%
                                                          =====

*  Calculated as a percentage of net assets

AIG Retirement Company I Value Fund
PORTFOLIO OF INVESTMENTS -- May 31, 2008
--------------------------------------------------------------------------------


                                                               Market Value
                   Security Description                Shares    (Note 2)
     ----------------------------------------------------------------------
     COMMON STOCK -- 92.5%
     Auto - Heavy Duty Trucks -- 3.9%
       Navistar International Corp.+.................. 141,554 $10,751,026
                                                               -----------
     Banks - Commercial -- 0.8%
       Julius Baer Holding AG.........................  26,906   2,202,045
                                                               -----------
     Beverages - Non-alcoholic -- 4.2%
       The Coca - Cola Co............................. 203,900  11,675,314
                                                               -----------
     Broadcast Services/Program -- 3.3%
       Liberty Global, Inc., Class C+................. 268,626   9,074,186
                                                               -----------
     Chemicals - Diversified -- 1.1%
       FMC Corp.......................................  40,592   3,002,996
                                                               -----------
     Chemicals - Specialty -- 6.2%
       Eastman Chemical Co............................ 104,652   8,017,390
       Lubrizol Corp.................................. 162,333   9,106,881
                                                               -----------
                                                                17,124,271
                                                               -----------
     Computers -- 0.6%
       Sun Microsystems, Inc.+........................ 125,930   1,630,794
                                                               -----------
     Diversified Manufacturing Operations -- 4.1%
       Siemens AG ADR................................. 100,561  11,442,836
                                                               -----------
     Electric - Integrated -- 8.4%
       Exelon Corp.................................... 136,389  12,002,232
       FirstEnergy Corp............................... 144,623  11,383,276
                                                               -----------
                                                                23,385,508
                                                               -----------
     Finance - Credit Card -- 0.9%
       American Express Co............................  56,334   2,611,081
                                                               -----------
     Finance - Investment Banker/Broker -- 14.2%
       Citigroup, Inc................................. 255,640   5,595,960
       Credit Suisse Group ADR........................ 264,750  13,473,127
       The Goldman Sachs Group, Inc...................  78,880  13,915,221
       UBS AG+........................................ 276,034   6,530,964
                                                               -----------
                                                                39,515,272
                                                               -----------
     Insurance - Reinsurance -- 2.9%
       Everest Re Group, Ltd..........................  90,490   7,937,783
                                                               -----------
     Investment Management/Advisor Services -- 1.4%
       National Financial Partners Corp............... 155,519   3,797,774
                                                               -----------
     Machinery - Farming -- 0.9%
       Deere & Co.....................................  31,974   2,600,765
                                                               -----------
     Medical - Drugs -- 5.6%
       Abbott Laboratories............................ 216,000  12,171,600
       Schering - Plough Corp......................... 163,338   3,332,095
                                                               -----------
                                                                15,503,695
                                                               -----------
     Medical - HMO -- 1.1%
       Aetna, Inc.....................................  32,400   1,527,984
       WellPoint, Inc.+...............................  26,580   1,483,696
                                                               -----------
                                                                 3,011,680
                                                               -----------
     Multimedia -- 1.7%
       News Corp., Class A............................ 264,390   4,745,801
                                                               -----------
     Oil Companies - Exploration & Production -- 4.6%
       Devon Energy Corp.............................. 109,656  12,713,517
                                                               -----------
     Oil Companies - Integrated -- 7.2%
       Exxon Mobil Corp............................... 155,725  13,822,151
       Murphy Oil Corp................................  66,458   6,157,334
                                                               -----------
                                                                19,979,485
                                                               -----------

                                                           Shares/
                                                          Principal   Market Value
                 Security Description                      Amount       (Note 2)

-----------------------------------------------------------------------------------
Oil - Field Services -- 2.1%
  Halliburton Co........................................ $   122,649  $  5,958,288
                                                                      ------------
Semiconductor Equipment -- 6.3%
  Lam Research Corp.+...................................     262,572    10,686,680
  Varian Semiconductor Equipment Associates, Inc.+......     178,732     6,797,178
                                                                      ------------
                                                                        17,483,858
                                                                      ------------
Steel - Producers -- 1.4%
  Carpenter Technology Corp.............................      69,026     3,810,235
                                                                      ------------
Telephone - Integrated -- 4.3%
  AT&T, Inc.............................................     251,948    10,052,725
  Sprint Nextel Corp....................................     214,234     2,005,231
                                                                      ------------
                                                                        12,057,956
                                                                      ------------
Theater -- 1.1%
  Cinemark Holdings, Inc................................     204,758     2,962,848
                                                                      ------------
Tobacco -- 3.1%
  Philip Morris International, Inc.+....................     162,254     8,544,296
                                                                      ------------
Transport - Equipment & Leasing -- 1.1%
  Aircastle, Ltd........................................     240,430     3,084,717
                                                                      ------------
Total Common Stock
   (cost $247,968,966)..................................               256,608,027
                                                                      ------------
RIGHTS -- 0.1%
Finance - Investment Banker/Broker -- 0.1%
  UBS AG
   Expires 06/17/08
   (cost $0)............................................     276,034       328,481
                                                                      ------------
Total Long - Term Investment Securities
   (cost $247,968,966)..................................               256,936,508
                                                                      ------------
SHORT - TERM INVESTMENT SECURITIES -- 8.0%
Time Deposit -- 8.0%
  Euro Time Deposit with State Street Bank & Trust Co.
   1.35% due 06/02/08
   (cost $22,099,000)................................... $22,099,000    22,099,000
                                                                      ------------
TOTAL INVESTMENTS
   (cost $270,067,966)(1)...............................       100.6%  279,035,508
Liabilities in excess of other assets...................        (0.6)   (1,689,757)
                                                         -----------  ------------
NET ASSETS --                                                  100.0% $277,345,751
                                                         ===========  ============

--------
+  Non-income producing security
(1)See Note 5 for cost of investments on a tax basis.

ADR--American Depository Receipt

See Notes to Financial Statements

AIG Retirement Company I
STATEMENTS OF ASSETS AND LIABILITIES -- May 31, 2008
--------------------------------------------------------------------------------

                                                                        ASSET         BLUE CHIP      BROAD CAP
                                                                      ALLOCATION       GROWTH       VALUE INCOME
                                                                         FUND           FUND            FUND
-------------------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at market value (unaffiliated)*+.. $  143,690,645 $  415,661,039  $   25,765,184
Long-term investment securities, at market value (affiliated)*+....              -              -               -
Short-term investment securities, at market value (unaffiliated)*..      4,394,145     23,741,869         394,000
Repurchase agreements (cost equals market value)...................      8,139,000              -               -
                                                                    -------------- --------------  --------------
Total Investments..................................................    156,223,790    439,402,908      26,159,184
                                                                    -------------- --------------  --------------
Cash...............................................................              -      2,536,169           7,018
Foreign cash*......................................................              -              9               -
Receivable for-
   Fund shares sold................................................         63,340        879,858          20,245
   Dividends and interest..........................................        793,536        340,820          66,887
   Investments sold................................................        497,644      1,493,219         107,407
Prepaid expenses and other assets..................................         20,373          6,336           6,187
Due from investment adviser for expense reimbursements/fee
 waivers...........................................................              -         51,685           3,008
Variation margin on futures contracts..............................          1,750              -               -
Collateral received for securities loaned..........................              -      1,471,521               -
Unrealized appreciation on forward foreign currency contracts......              -              -               -
                                                                    -------------- --------------  --------------
TOTAL ASSETS.......................................................    157,600,433    446,182,525      26,369,936
                                                                    -------------- --------------  --------------
LIABILITIES:
Payable for-
   Fund shares reacquired..........................................         21,198         98,443          42,913
   Investments purchased...........................................      1,028,188      4,504,491         114,632
   Accrued foreign tax on capital gains............................              -              -               -
   Investment advisory and management fees.........................         66,611        256,157          15,501
   Administrative service fee......................................          9,327         23,908           1,550
   Transfer agent fees and expenses................................            424            963             378
   Directors' fees and expenses....................................         64,338         20,616           4,892
   Other accrued expenses..........................................        100,040         78,058          39,516
Collateral upon return of securities loaned........................              -     22,770,828               -
Due to custodian...................................................         50,259              -               -
Call and put options written, at value@............................              -              -               -
Unrealized depreciation on forward foreign currency contracts......              -              -               -
                                                                    -------------- --------------  --------------
TOTAL LIABILITIES..................................................      1,340,385     27,753,464         219,382
                                                                    -------------- --------------  --------------
NET ASSETS......................................................... $  156,260,048 $  418,429,061  $   26,150,554
                                                                    ============== ==============  ==============
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share..................... $      146,263 $      397,028  $       24,812
Additional paid-in capital.........................................    149,236,089    384,324,265      25,492,109
Accumulated undistributed net investment income (loss).............      4,470,760        548,542         182,805
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange
 transactions......................................................        572,278     (4,265,149)       (345,917)
Unrealized appreciation (depreciation) on investments..............      1,249,943     37,426,590         796,745
Unrealized appreciation (depreciation) on futures contracts and
 written options contracts.........................................        223,265              -               -
Unrealized foreign exchange gain (loss) on other assets and
 liabilities.......................................................        361,450         (2,215)              -
Accrued capital gains tax on unrealized appreciation
 (depreciation)....................................................              -              -               -
                                                                    -------------- --------------  --------------
   NET ASSETS...................................................... $  156,260,048 $  418,429,061  $   26,150,554
                                                                    ============== ==============  ==============
CAPITAL SHARES:
   Authorized (Par value $0.01 per share)..........................  1,000,000,000  1,000,000,000   1,000,000,000
   Outstanding.....................................................     14,626,319     39,702,766       2,481,162
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
    SHARE.......................................................... $        10.68 $        10.54  $        10.54
                                                                    ============== ==============  ==============
--------
* Cost
   Long-term investment securities (unaffiliated).................. $  142,440,702 $  378,234,449  $   24,968,439
                                                                    ============== ==============  ==============
   Long-term investment securities (affiliated).................... $            - $            -  $            -
                                                                    ============== ==============  ==============
   Short-term investment securities................................ $    4,394,145 $   23,741,869  $      394,000
                                                                    ============== ==============  ==============
   Foreign cash.................................................... $            - $            9  $            -
                                                                    ============== ==============  ==============
#Proceeds from securities sold short............................... $            - $            -  $            -
                                                                    ============== ==============  ==============
@Premiums received on options written.............................. $            - $            -  $            -
                                                                    ============== ==============  ==============
+Including securities on loan...................................... $            - $   22,560,607  $            -
                                                                    ============== ==============  ==============

                                                                       CAPITAL
                                                                     CONSERVATION     CORE EQUITY     CORE VALUE
                                                                         FUND            FUND            FUND
-------------------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at market value (unaffiliated)*+.. $  126,837,514  $  347,166,784  $  178,006,819
Long-term investment securities, at market value (affiliated)*+....              -               -               -
Short-term investment securities, at market value (unaffiliated)*..      5,568,281      45,092,704         933,000
Repurchase agreements (cost equals market value)...................        895,000       2,823,000         503,000
                                                                    --------------  --------------  --------------
Total Investments..................................................    133,300,795     395,082,488     179,442,819
                                                                    --------------  --------------  --------------
Cash...............................................................         35,207             481           1,113
Foreign cash*......................................................              -               -               -
Receivable for-
   Fund shares sold................................................         71,574         331,977         129,834
   Dividends and interest..........................................      1,260,038         745,493         491,455
   Investments sold................................................        715,818               -          15,761
Prepaid expenses and other assets..................................          9,030          16,764           6,372
Due from investment adviser for expense reimbursements/fee
 waivers...........................................................              -               -          11,364
Variation margin on futures contracts..............................              -               -             840
Collateral received for securities loaned..........................        223,680       2,085,787               -
Unrealized appreciation on forward foreign currency contracts......              -               -               -
                                                                    --------------  --------------  --------------
TOTAL ASSETS.......................................................    135,616,142     398,262,990     180,099,558
                                                                    --------------  --------------  --------------
LIABILITIES:
Payable for-
   Fund shares reacquired..........................................        115,586         427,450         101,083
   Investments purchased...........................................      1,821,970               -          15,600
   Accrued foreign tax on capital gains............................              -               -               -
   Investment advisory and management fees.........................         55,193         260,858         118,475
   Administrative service fee......................................          7,727          20,698          10,771
   Transfer agent fees and expenses................................            238             343             424
   Directors' fees and expenses....................................         50,678         245,750          84,016
   Other accrued expenses..........................................         77,905          90,260          71,890
Collateral upon return of securities loaned........................      5,791,961      47,178,491               -
Due to custodian...................................................              -               -               -
Call and put options written, at value@............................              -          44,100               -
Unrealized depreciation on forward foreign currency contracts......              -               -               -
                                                                    --------------  --------------  --------------
TOTAL LIABILITIES..................................................      7,921,258      48,267,950         402,259
                                                                    --------------  --------------  --------------
NET ASSETS......................................................... $  127,694,884  $  349,995,040  $  179,697,299
                                                                    ==============  ==============  ==============
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share..................... $      133,892  $      252,748  $      168,545
Additional paid-in capital.........................................    126,157,004     449,341,875     165,551,581
Accumulated undistributed net investment income (loss).............      8,812,545       3,060,101       3,555,212
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange
 transactions......................................................     (3,371,133)   (115,827,669)      5,779,168
Unrealized appreciation (depreciation) on investments..............     (4,037,424)     13,149,982       4,620,377
Unrealized appreciation (depreciation) on futures contracts and
 written options contracts.........................................              -          18,003          22,416
Unrealized foreign exchange gain (loss) on other assets and
 liabilities.......................................................              -               -               -
Accrued capital gains tax on unrealized appreciation
 (depreciation)....................................................              -               -               -
                                                                    --------------  --------------  --------------
   NET ASSETS...................................................... $  127,694,884  $  349,995,040  $  179,697,299
                                                                    ==============  ==============  ==============
CAPITAL SHARES:
   Authorized (Par value $0.01 per share)..........................  1,000,000,000   1,000,000,000   1,000,000,000
   Outstanding.....................................................     13,389,219      25,274,769      16,854,539
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
    SHARE.......................................................... $         9.54  $        13.85  $        10.66
                                                                    ==============  ==============  ==============
--------
* Cost
   Long-term investment securities (unaffiliated).................. $  130,874,938  $  334,016,802  $  173,386,442
                                                                    ==============  ==============  ==============
   Long-term investment securities (affiliated).................... $            -  $            -  $            -
                                                                    ==============  ==============  ==============
   Short-term investment securities................................ $    5,568,281  $   45,092,704  $      933,000
                                                                    ==============  ==============  ==============
   Foreign cash.................................................... $            -  $            -  $            -
                                                                    ==============  ==============  ==============
#Proceeds from securities sold short............................... $            -  $            -  $            -
                                                                    ==============  ==============  ==============
@Premiums received on options written.............................. $            -  $       62,103  $            -
                                                                    ==============  ==============  ==============
+Including securities on loan...................................... $    5,679,493  $   46,188,014  $            -
                                                                    ==============  ==============  ==============

                                                                     FOREIGN VALUE  GLOBAL EQUITY
                                                                         FUND           FUND
--------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at market value (unaffiliated)*+.. $  913,032,944  $  368,517,459
Long-term investment securities, at market value (affiliated)*+....              -               -
Short-term investment securities, at market value (unaffiliated)*..    158,464,563      69,362,784
Repurchase agreements (cost equals market value)...................              -      19,551,000
                                                                    --------------  --------------
Total Investments..................................................  1,071,497,507     457,431,243
                                                                    --------------  --------------
Cash...............................................................        214,506             943
Foreign cash*......................................................      9,539,082         797,918
Receivable for-
   Fund shares sold................................................        524,206         158,058
   Dividends and interest..........................................      3,143,532       1,663,013
   Investments sold................................................      3,900,855      10,790,599
Prepaid expenses and other assets..................................          8,410          32,217
Due from investment adviser for expense reimbursements/fee
 waivers...........................................................              -               -
Variation margin on futures contracts..............................              -          38,429
Collateral received for securities loaned..........................      3,527,484         397,436
Unrealized appreciation on forward foreign currency contracts......              -       3,335,132
                                                                    --------------  --------------
TOTAL ASSETS.......................................................  1,092,355,582     474,644,988
                                                                    --------------  --------------
LIABILITIES:
Payable for-
   Fund shares reacquired..........................................        521,455         213,324
   Investments purchased...........................................     10,799,393       7,556,515
   Accrued foreign tax on capital gains............................         54,483               -
   Investment advisory and management fees.........................        543,210         265,742
   Administrative service fee......................................         56,828          23,501
   Transfer agent fees and expenses................................            378             512
   Directors' fees and expenses....................................         71,476          36,940
   Other accrued expenses..........................................        222,842         142,586
Collateral upon return of securities loaned........................    133,151,569      68,508,351
Due to custodian...................................................              -               -
Call and put options written, at value@............................              -               -
Unrealized depreciation on forward foreign currency contracts......              -       2,471,125
                                                                    --------------  --------------
TOTAL LIABILITIES..................................................    145,421,634      79,218,596
                                                                    --------------  --------------
NET ASSETS......................................................... $  946,933,948  $  395,426,392
                                                                    ==============  ==============
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share..................... $      763,185  $      338,700
Additional paid-in capital.........................................    854,374,329     364,378,291
Accumulated undistributed net investment income (loss).............     29,866,491       3,487,858
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange
 transactions......................................................     60,911,919      19,603,880
Unrealized appreciation (depreciation) on investments..............      1,172,608       6,501,528
Unrealized appreciation (depreciation) on futures contracts and
 written options contracts.........................................              -         282,165
Unrealized foreign exchange gain (loss) on other assets and
 liabilities.......................................................       (100,101)        833,970
Accrued capital gains tax on unrealized appreciation
 (depreciation)....................................................        (54,483)              -
                                                                    --------------  --------------
   NET ASSETS...................................................... $  946,933,948  $  395,426,392
                                                                    ==============  ==============
CAPITAL SHARES:
   Authorized (Par value $0.01 per share)..........................  1,000,000,000   1,000,000,000
   Outstanding.....................................................     76,318,490      33,870,026
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
    SHARE.......................................................... $        12.41  $        11.67
                                                                    ==============  ==============
--------
* Cost
   Long-term investment securities (unaffiliated).................. $  911,860,336  $  362,014,189
                                                                    ==============  ==============
   Long-term investment securities (affiliated).................... $            -  $            -
                                                                    ==============  ==============
   Short-term investment securities................................ $  158,464,563  $   69,364,526
                                                                    ==============  ==============
   Foreign cash.................................................... $    9,611,407  $      802,650
                                                                    ==============  ==============
#Proceeds from securities sold short............................... $            -  $            -
                                                                    ==============  ==============
@Premiums received on options written.............................. $            -  $            -
                                                                    ==============  ==============
+Including securities on loan...................................... $  128,901,591  $   66,525,588
                                                                    ==============  ==============

See Notes to Financial Statements

AIG Retirement Company I
STATEMENTS OF ASSETS AND LIABILITIES -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------

                                                                          GLOBAL SOCIAL      GLOBAL       GOVERNMENT
                                                                            AWARENESS       STRATEGY      SECURITIES
                                                                              FUND            FUND           FUND
------------------------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at market value (unaffiliated)*+....... $  538,509,626  $  456,719,010 $  164,770,447
Long-term investment securities, at market value (affiliated)*+.........              -               -              -
Short-term investment securities, at market value (unaffiliated)*.......     38,957,830      77,960,381     39,657,110
Repurchase agreements (cost equals market value)........................      3,440,000               -      5,458,000
                                                                         --------------  -------------- --------------
Total Investments.......................................................    580,907,456     534,679,391    209,885,557
                                                                         --------------  -------------- --------------
Cash....................................................................            668         104,258            655
Foreign cash*...........................................................      2,290,334       3,579,121              -
Receivable for-                                                                       -               -              -
   Fund shares sold.....................................................        711,655         663,268        184,766
   Dividends and interest...............................................      1,549,758       3,555,515      1,900,905
   Investments sold.....................................................              -               -              -
Prepaid expenses and other assets.......................................         43,292           5,903          7,637
Due from investment adviser for expense reimbursements/fee
 waivers................................................................              -               -              -
Variation margin on futures contracts...................................         47,600               -              -
Collateral received for securities loaned...............................      2,673,137       4,101,965      1,381,184
Unrealized appreciation on forward foreign currency contracts...........              -       4,382,264              -
                                                                         --------------  -------------- --------------
TOTAL ASSETS............................................................    588,223,900     551,071,685    213,360,704
                                                                         --------------  -------------- --------------
LIABILITIES:
Payable for-
   Fund shares reacquired...............................................        295,925         170,798        474,660
   Investments purchased................................................              -               -              -
   Accrued foreign tax on capital gains.................................              -               -              -
   Investment advisory and management fees..............................        239,001         209,032         73,224
   Administrative service fee...........................................         33,460          29,265         10,251
   Transfer agent fees and expenses.....................................            322             378             39
   Directors' fees and expenses.........................................        137,197          39,065         62,441
   Other accrued expenses...............................................        151,645         263,170         60,302
Collateral upon return of securities loaned.............................     21,883,076      50,382,046     41,038,294
Due to custodian........................................................              -               -              -
Call and put options written, at value@.................................              -               -              -
Unrealized depreciation on forward foreign currency contracts...........              -       4,002,941              -
                                                                         --------------  -------------- --------------
TOTAL LIABILITIES.......................................................     22,740,626      55,096,695     41,719,211
                                                                         --------------  -------------- --------------
NET ASSETS.............................................................. $  565,483,274  $  495,974,990 $  171,641,493
                                                                         ==============  ============== ==============
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share.......................... $      279,834  $      388,381 $      164,719
Additional paid-in capital..............................................    539,915,514     429,168,287    171,083,667
Accumulated undistributed net investment income (loss)..................      9,364,480      24,976,139      4,817,879
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange
 transactions...........................................................     12,507,890       9,213,391     (4,344,506)
Unrealized appreciation (depreciation) on investments...................      3,146,385      31,750,792        (80,266)
Unrealized appreciation (depreciation) on futures contracts and written
 options contracts......................................................        300,350               -              -
Unrealized foreign exchange gain (loss) on other assets and
 liabilities............................................................        (31,179)        478,000              -
Accrued capital gains tax on unrealized appreciation (depreciation).....              -               -              -
                                                                         --------------  -------------- --------------
   NET ASSETS........................................................... $  565,483,274  $  495,974,990 $  171,641,493
                                                                         ==============  ============== ==============
CAPITAL SHARES:
   Authorized (Par value $0.01 per share)...............................  1,000,000,000   1,000,000,000  1,000,000,000
   Outstanding..........................................................     27,983,362      38,838,057     16,471,874
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
    SHARE............................................................... $        20.21  $        12.77 $        10.42
                                                                         ==============  ============== ==============
--------
*Cost
   Long-term investment securities (unaffiliated)....................... $  535,363,241  $  425,503,625 $  164,850,713
                                                                         ==============  ============== ==============
   Long-term investment securities (affiliated)......................... $            -  $            - $            -
                                                                         ==============  ============== ==============
   Short-term investment securities..................................... $   38,957,830  $   77,424,974 $   39,657,110
                                                                         ==============  ============== ==============
   Foreign cash......................................................... $    2,303,541  $    3,537,655 $            -
                                                                         ==============  ============== ==============
#Proceeds from securities sold short.................................... $            -  $            - $            -
                                                                         ==============  ============== ==============
@Premiums received on options written................................... $            -  $            - $            -
                                                                         ==============  ============== ==============
+Including securities on loan........................................... $   21,451,542  $   49,030,663 $   40,284,996
                                                                         ==============  ============== ==============

                                                                                            GROWTH &        HEALTH
                                                                             GROWTH          INCOME        SCIENCES
                                                                              FUND            FUND           FUND
------------------------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at market value (unaffiliated)*+....... $  953,865,630  $  124,632,438 $  199,948,227
Long-term investment securities, at market value (affiliated)*+.........              -               -              -
Short-term investment securities, at market value (unaffiliated)*.......    178,216,106      15,068,405      3,160,084
Repurchase agreements (cost equals market value)........................              -       7,465,000              -
                                                                         --------------  -------------- --------------
Total Investments.......................................................  1,132,081,736     147,165,843    203,108,311
                                                                         --------------  -------------- --------------
Cash....................................................................          1,570             450              -
Foreign cash*...........................................................        706,067               -         25,489
Receivable for-                                                                       -               -              -
   Fund shares sold.....................................................        173,531          53,031        129,113
   Dividends and interest...............................................      1,016,300         293,412        100,055
   Investments sold.....................................................     12,692,281               -        327,976
Prepaid expenses and other assets.......................................         12,758          46,226          8,411
Due from investment adviser for expense reimbursements/fee
 waivers................................................................            124           3,073              -
Variation margin on futures contracts...................................              -               -              -
Collateral received for securities loaned...............................      7,477,370       1,323,675              -
Unrealized appreciation on forward foreign currency contracts...........         61,059               -              -
                                                                         --------------  -------------- --------------
TOTAL ASSETS............................................................  1,154,222,796     148,885,710    203,699,355
                                                                         --------------  -------------- --------------
LIABILITIES:
Payable for-
   Fund shares reacquired...............................................        349,690         105,737        116,897
   Investments purchased................................................      8,755,138       2,516,638        759,327
   Accrued foreign tax on capital gains.................................              -               -              -
   Investment advisory and management fees..............................        622,831          82,334        165,739
   Administrative service fee...........................................         56,678           7,685         11,602
   Transfer agent fees and expenses.....................................            411             424            424
   Directors' fees and expenses.........................................         95,440          68,719         48,813
   Other accrued expenses...............................................        343,531          55,556         94,879
Collateral upon return of securities loaned.............................    180,631,476      16,392,080              -
Due to custodian........................................................              -               -         14,553
Call and put options written, at value@.................................              -               -      4,118,808
Unrealized depreciation on forward foreign currency contracts...........              -               -              -
                                                                         --------------  -------------- --------------
TOTAL LIABILITIES.......................................................    190,855,195      19,229,173      5,331,042
                                                                         --------------  -------------- --------------
NET ASSETS.............................................................. $  963,367,601  $  129,656,537 $  198,368,313
                                                                         ==============  ============== ==============
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share.......................... $      862,589  $       80,339 $      187,818
Additional paid-in capital..............................................  1,079,272,463     122,011,338    168,310,355
Accumulated undistributed net investment income (loss)..................       (330,626)      2,084,072       (235,990)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange
 transactions...........................................................   (179,317,121)      3,742,401     14,491,875
Unrealized appreciation (depreciation) on investments...................     62,807,386       1,738,387     14,903,390
Unrealized appreciation (depreciation) on futures contracts and written
 options contracts......................................................              -               -        712,234
Unrealized foreign exchange gain (loss) on other assets and
 liabilities............................................................         72,910               -         (1,369)
Accrued capital gains tax on unrealized appreciation (depreciation).....              -               -              -
                                                                         --------------  -------------- --------------
   NET ASSETS........................................................... $  963,367,601  $  129,656,537 $  198,368,313
                                                                         ==============  ============== ==============
CAPITAL SHARES:
   Authorized (Par value $0.01 per share)...............................  1,000,000,000   1,000,000,000  1,000,000,000
   Outstanding..........................................................     86,258,890       8,033,939     18,781,818
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
    SHARE............................................................... $        11.17  $        16.14 $        10.56
                                                                         ==============  ============== ==============
--------
*Cost
   Long-term investment securities (unaffiliated)....................... $  891,058,244  $  122,894,051 $  185,044,837
                                                                         ==============  ============== ==============
   Long-term investment securities (affiliated)......................... $            -  $            - $            -
                                                                         ==============  ============== ==============
   Short-term investment securities..................................... $  178,216,106  $   15,068,405 $    3,160,084
                                                                         ==============  ============== ==============
   Foreign cash......................................................... $      690,793  $            - $       25,722
                                                                         ==============  ============== ==============
#Proceeds from securities sold short.................................... $            -  $            - $            -
                                                                         ==============  ============== ==============
@Premiums received on options written................................... $            -  $            - $    4,831,042
                                                                         ==============  ============== ==============
+Including securities on loan........................................... $  177,161,272  $   15,893,620 $            -
                                                                         ==============  ============== ==============

                                                                            INFLATION    INTERNATIONAL
                                                                            PROTECTED      EQUITIES
                                                                              FUND           FUND
-------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at market value (unaffiliated)*+....... $  154,372,042  $1,045,341,435
Long-term investment securities, at market value (affiliated)*+.........              -               -
Short-term investment securities, at market value (unaffiliated)*.......      8,691,651     170,896,787
Repurchase agreements (cost equals market value)........................              -      14,589,000
                                                                         --------------  --------------
Total Investments.......................................................    163,063,693   1,230,827,222
                                                                         --------------  --------------
Cash....................................................................              -           2,179
Foreign cash*...........................................................              -      20,117,774
Receivable for-                                                                       -               -
   Fund shares sold.....................................................        328,719       1,154,117
   Dividends and interest...............................................        809,702       4,056,504
   Investments sold.....................................................      4,189,858      32,321,248
Prepaid expenses and other assets.......................................          3,747          14,517
Due from investment adviser for expense reimbursements/fee
 waivers................................................................          3,302               -
Variation margin on futures contracts...................................              -         226,481
Collateral received for securities loaned...............................              -       2,720,036
Unrealized appreciation on forward foreign currency contracts...........              -               -
                                                                         --------------  --------------
TOTAL ASSETS............................................................    168,399,021   1,291,440,078
                                                                         --------------  --------------
LIABILITIES:
Payable for-
   Fund shares reacquired...............................................          6,565         520,327
   Investments purchased................................................      5,000,000      21,761,782
   Accrued foreign tax on capital gains.................................              -               -
   Investment advisory and management fees..............................         66,207         279,331
   Administrative service fee...........................................          9,269          66,355
   Transfer agent fees and expenses.....................................            514             414
   Directors' fees and expenses.........................................          5,187         129,960
   Other accrued expenses...............................................         47,788         587,779
Collateral upon return of securities loaned.............................              -     165,243,776
Due to custodian........................................................      4,189,054               -
Call and put options written, at value@.................................              -               -
Unrealized depreciation on forward foreign currency contracts...........              -               -
                                                                         --------------  --------------
TOTAL LIABILITIES.......................................................      9,324,584     188,589,724
                                                                         --------------  --------------
NET ASSETS.............................................................. $  159,074,437  $1,102,850,354
                                                                         ==============  ==============
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share.......................... $      158,865  $    1,063,129
Additional paid-in capital..............................................    160,316,885     874,946,664
Accumulated undistributed net investment income (loss)..................      2,237,548      29,386,553
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange
 transactions...........................................................       (856,906)    100,290,936
Unrealized appreciation (depreciation) on investments...................     (2,781,955)     92,057,433
Unrealized appreciation (depreciation) on futures contracts and written
 options contracts......................................................              -       3,798,370
Unrealized foreign exchange gain (loss) on other assets and
 liabilities............................................................              -       1,307,269
Accrued capital gains tax on unrealized appreciation (depreciation).....              -               -
                                                                         --------------  --------------
   NET ASSETS........................................................... $  159,074,437  $1,102,850,354
                                                                         ==============  ==============
CAPITAL SHARES:
   Authorized (Par value $0.01 per share)...............................  1,000,000,000   1,000,000,000
   Outstanding..........................................................     15,886,501     106,312,948
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
    SHARE............................................................... $        10.01  $        10.37
                                                                         ==============  ==============
--------
*Cost
   Long-term investment securities (unaffiliated)....................... $  157,153,997  $  953,284,002
                                                                         ==============  ==============
   Long-term investment securities (affiliated)......................... $            -  $            -
                                                                         ==============  ==============
   Short-term investment securities..................................... $    8,691,651  $  170,896,787
                                                                         ==============  ==============
   Foreign cash......................................................... $            -  $   20,269,101
                                                                         ==============  ==============
#Proceeds from securities sold short.................................... $            -  $            -
                                                                         ==============  ==============
@Premiums received on options written................................... $            -  $            -
                                                                         ==============  ==============
+Including securities on loan........................................... $            -  $  162,684,262
                                                                         ==============  ==============

See Notes to Financial Statements

AIG Retirement Company I
STATEMENTS OF ASSETS AND LIABILITIES -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------

                                                                          INTERNATIONAL   INTERNATIONAL
                                                                           GOVERNMENT       GROWTH I       LARGE CAP
                                                                            BOND FUND         FUND         CORE FUND
------------------------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at market value (unaffiliated)*+....... $  160,416,858  $  697,012,886  $   81,808,233
Long-term investment securities, at market value (affiliated)*+.........              -               -               -
Short-term investment securities, at market value (unaffiliated)*.......              -     128,598,548      22,561,969
Repurchase agreements (cost equals market value)........................     14,686,000       2,207,000               -
                                                                         --------------  --------------  --------------
Total Investments.......................................................    175,102,858     827,818,434     104,370,202
                                                                         --------------  --------------  --------------
Cash....................................................................              -               -             560
Foreign cash*...........................................................      3,540,104       6,419,876          59,324
Receivable for-
   Fund shares sold.....................................................        381,820       1,511,991         418,183
   Dividends and interest...............................................      2,455,646       2,138,240         123,306
   Investments sold.....................................................      6,711,716       4,176,898               -
Prepaid expenses and other assets.......................................          6,882          10,191           8,962
Due from investment adviser for expense reimbursements/fee
 waivers................................................................              -         138,030          38,334
Variation margin on futures contracts...................................              -               -               -
Collateral received for securities loaned...............................              -       3,477,531       1,475,819
Unrealized appreciation on forward foreign currency contracts...........         20,966               -               -
                                                                         --------------  --------------  --------------
TOTAL ASSETS............................................................    188,219,992     845,691,191     106,494,690
                                                                         --------------  --------------  --------------
LIABILITIES:
Payable for-
   Fund shares reacquired...............................................         93,772         463,257          10,963
   Investments purchased................................................      8,630,246       5,096,715          98,575
   Accrued foreign tax on capital gains.................................              -               -               -
   Investment advisory and management fees..............................         75,339         551,413          46,272
   Administrative service fee...........................................         10,548          42,795           4,627
   Transfer agent fees and expenses.....................................            187             968             378
   Directors' fees and expenses.........................................         55,370         157,030          12,463
   Other accrued expenses...............................................         82,538         330,289          44,320
Collateral upon return of securities loaned.............................              -     110,418,202      21,432,788
Due to custodian........................................................         41,671       2,372,858               -
Call and put options written, at value@.................................              -               -               -
Unrealized depreciation on forward foreign currency contracts...........         39,129               -               -
                                                                         --------------  --------------  --------------
TOTAL LIABILITIES.......................................................      9,028,800     119,433,527      21,650,386
                                                                         --------------  --------------  --------------
NET ASSETS.............................................................. $  179,191,192  $  726,257,664  $   84,844,304
                                                                         ==============  ==============  ==============
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share.......................... $      144,572  $      552,264  $       78,689
Additional paid-in capital..............................................    168,332,908     620,144,290      75,481,799
Accumulated undistributed net investment income (loss)..................      3,608,739       9,760,747         697,493
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange
 transactions...........................................................      3,361,101     (19,313,368)      4,558,212
Unrealized appreciation (depreciation) on investments...................      3,754,596     115,080,715       4,027,940
Unrealized appreciation (depreciation) on futures contracts and written
 options contracts......................................................              -               -               -
Unrealized foreign exchange gain (loss) on other assets and
 liabilities............................................................        (10,724)         33,016             171
Accrued capital gains tax on unrealized appreciation (depreciation).....              -               -               -
                                                                         --------------  --------------  --------------
   NET ASSETS........................................................... $  179,191,192  $  726,257,664  $   84,844,304
                                                                         ==============  ==============  ==============
CAPITAL SHARES:
   Authorized (Par value $0.01 per share)...............................  1,000,000,000   1,000,000,000   1,000,000,000
   Outstanding..........................................................     14,457,229      55,226,354       7,868,861
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
    SHARE............................................................... $        12.39  $        13.15  $        10.78
                                                                         ==============  ==============  ==============
--------
*  Cost
   Long-term investment securities (unaffiliated)....................... $  156,662,262  $  581,932,171  $   77,780,293
                                                                         ==============  ==============  ==============
   Long-term investment securities (affiliated)......................... $            -  $            -  $            -
                                                                         ==============  ==============  ==============
   Short-term investment securities..................................... $            -  $  128,598,548  $   22,561,969
                                                                         ==============  ==============  ==============
   Foreign cash......................................................... $    3,551,720  $    6,412,237  $       59,153
                                                                         ==============  ==============  ==============
#Proceeds from securities sold short.................................... $            -  $            -  $            -
                                                                         ==============  ==============  ==============
@Premiums received on options written................................... $            -  $            -  $            -
                                                                         ==============  ==============  ==============
+Including securities on loan........................................... $            -  $  107,102,241  $   20,901,954
                                                                         ==============  ==============  ==============

                                                                                                            MID CAP
                                                                          LARGE CAPITAL  MID CAP INDEX     STRATEGIC
                                                                           GROWTH FUND       FUND         GROWTH FUND
------------------------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at market value (unaffiliated)*+....... $  505,955,305  $2,615,932,255 $  351,615,337
Long-term investment securities, at market value (affiliated)*+.........              -               -              -
Short-term investment securities, at market value (unaffiliated)*.......     44,521,945     611,837,672    105,244,105
Repurchase agreements (cost equals market value)........................      4,705,000       3,269,000              -
                                                                         --------------  -------------- --------------
Total Investments.......................................................    555,182,250   3,231,038,927    456,859,442
                                                                         --------------  -------------- --------------
Cash....................................................................        103,726             289            679
Foreign cash*...........................................................         40,902               -         77,800
Receivable for-
   Fund shares sold.....................................................         68,630       2,119,536        187,925
   Dividends and interest...............................................        499,652       2,729,788        144,010
   Investments sold.....................................................      1,577,560      26,627,015        621,525
Prepaid expenses and other assets.......................................         24,791          42,836         13,445
Due from investment adviser for expense reimbursements/fee
 waivers................................................................              -               -              -
Variation margin on futures contracts...................................              -         400,301              -
Collateral received for securities loaned...............................      2,938,590      15,350,470      4,184,543
Unrealized appreciation on forward foreign currency contracts...........              -               -              -
                                                                         --------------  -------------- --------------
TOTAL ASSETS............................................................    560,436,101   3,278,309,162    462,089,369
                                                                         --------------  -------------- --------------
LIABILITIES:
Payable for-
   Fund shares reacquired...............................................        143,702       1,041,172        145,940
   Investments purchased................................................      4,211,520      11,784,874      1,406,018
   Accrued foreign tax on capital gains.................................              -               -              -
   Investment advisory and management fees..............................        279,582         598,541        210,707
   Administrative service fee...........................................         30,579         155,733         21,551
   Transfer agent fees and expenses.....................................            312             682            389
   Directors' fees and expenses.........................................         50,505         572,489         23,387
   Other accrued expenses...............................................        107,441         515,902         95,967
Collateral upon return of securities loaned.............................     36,318,535     587,441,810     92,890,648
Due to custodian........................................................              -               -              -
Call and put options written, at value@.................................              -               -              -
Unrealized depreciation on forward foreign currency contracts...........              -               -              -
                                                                         --------------  -------------- --------------
TOTAL LIABILITIES.......................................................     41,142,176     602,111,203     94,794,607
                                                                         --------------  -------------- --------------
NET ASSETS.............................................................. $  519,293,925  $2,676,197,959 $  367,294,762
                                                                         ==============  ============== ==============
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share.......................... $      417,242  $    1,120,500 $      244,383
Additional paid-in capital..............................................    424,791,020   2,095,835,611    294,779,394
Accumulated undistributed net investment income (loss)..................      1,436,148      30,498,065      1,053,429
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange
 transactions...........................................................      5,561,584     183,491,848     26,372,347
Unrealized appreciation (depreciation) on investments...................     87,088,096     362,697,171     44,848,271
Unrealized appreciation (depreciation) on futures contracts and written
 options contracts......................................................              -       2,554,764              -
Unrealized foreign exchange gain (loss) on other assets and
 liabilities............................................................           (165)              -         (3,062)
Accrued capital gains tax on unrealized appreciation (depreciation).....              -               -              -
                                                                         --------------  -------------- --------------
   NET ASSETS........................................................... $  519,293,925  $2,676,197,959 $  367,294,762
                                                                         ==============  ============== ==============
CAPITAL SHARES:
   Authorized (Par value $0.01 per share)...............................  1,000,000,000   1,000,000,000  1,000,000,000
   Outstanding..........................................................     41,724,178     112,049,964     24,438,271
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
    SHARE............................................................... $        12.45  $        23.88 $        15.03
                                                                         ==============  ============== ==============
--------
*  Cost
   Long-term investment securities (unaffiliated)....................... $  418,867,209  $2,253,235,084 $  306,767,066
                                                                         ==============  ============== ==============
   Long-term investment securities (affiliated)......................... $            -  $            - $            -
                                                                         ==============  ============== ==============
   Short-term investment securities..................................... $   44,521,945  $  611,837,672 $  105,244,105
                                                                         ==============  ============== ==============
   Foreign cash......................................................... $       40,936  $            - $       77,824
                                                                         ==============  ============== ==============
#Proceeds from securities sold short.................................... $            -  $            - $            -
                                                                         ==============  ============== ==============
@Premiums received on options written................................... $            -  $            - $            -
                                                                         ==============  ============== ==============
+Including securities on loan........................................... $   35,648,459  $  574,695,963 $   91,593,954
                                                                         ==============  ============== ==============

                                                                             MONEY
                                                                            MARKET I     NASDAQ-100(R)
                                                                              FUND        INDEX FUND
-------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at market value (unaffiliated)*+....... $            - $   93,730,575
Long-term investment securities, at market value (affiliated)*+.........              -              -
Short-term investment securities, at market value (unaffiliated)*.......    528,176,435     19,126,751
Repurchase agreements (cost equals market value)........................     35,414,000      2,204,000
                                                                         -------------- --------------
Total Investments.......................................................    563,590,435    115,061,326
                                                                         -------------- --------------
Cash....................................................................            504            848
Foreign cash*...........................................................              -              -
Receivable for-
   Fund shares sold.....................................................        521,459        103,233
   Dividends and interest...............................................      1,773,818         82,481
   Investments sold.....................................................      8,000,000              -
Prepaid expenses and other assets.......................................         15,048          5,218
Due from investment adviser for expense reimbursements/fee
 waivers................................................................              -          8,800
Variation margin on futures contracts...................................              -         27,298
Collateral received for securities loaned...............................              -      1,358,220
Unrealized appreciation on forward foreign currency contracts...........              -              -
                                                                         -------------- --------------
TOTAL ASSETS............................................................    573,901,264    116,647,424
                                                                         -------------- --------------
LIABILITIES:
Payable for-
   Fund shares reacquired...............................................      1,007,544         51,508
   Investments purchased................................................              -              -
   Accrued foreign tax on capital gains.................................              -              -
   Investment advisory and management fees..............................        195,172         32,442
   Administrative service fee...........................................         34,147          5,677
   Transfer agent fees and expenses.....................................             90            723
   Directors' fees and expenses.........................................        172,229         29,059
   Other accrued expenses...............................................         57,677         73,929
Collateral upon return of securities loaned.............................              -     18,185,376
Due to custodian........................................................              -              -
Call and put options written, at value@.................................              -              -
Unrealized depreciation on forward foreign currency contracts...........              -              -
                                                                         -------------- --------------
TOTAL LIABILITIES.......................................................      1,466,859     18,378,714
                                                                         -------------- --------------
NET ASSETS.............................................................. $  572,434,405 $   98,268,710
                                                                         ============== ==============
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share.......................... $    5,723,689 $      174,708
Additional paid-in capital..............................................    566,645,163     72,699,265
Accumulated undistributed net investment income (loss)..................              -        230,248
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange
 transactions...........................................................         65,553       (974,938)
Unrealized appreciation (depreciation) on investments...................              -     25,748,958
Unrealized appreciation (depreciation) on futures contracts and written
 options contracts......................................................              -        390,469
Unrealized foreign exchange gain (loss) on other assets and
 liabilities............................................................              -              -
Accrued capital gains tax on unrealized appreciation (depreciation).....              -              -
                                                                         -------------- --------------
   NET ASSETS........................................................... $  572,434,405 $   98,268,710
                                                                         ============== ==============
CAPITAL SHARES:
   Authorized (Par value $0.01 per share)...............................  1,000,000,000  1,000,000,000
   Outstanding..........................................................    572,368,852     17,470,847
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
    SHARE............................................................... $         1.00 $         5.62
                                                                         ============== ==============
--------
*  Cost
   Long-term investment securities (unaffiliated)....................... $            - $   67,981,617
                                                                         ============== ==============
   Long-term investment securities (affiliated)......................... $            - $            -
                                                                         ============== ==============
   Short-term investment securities..................................... $  528,176,435 $   19,126,751
                                                                         ============== ==============
   Foreign cash......................................................... $            - $            -
                                                                         ============== ==============
#Proceeds from securities sold short.................................... $            - $            -
                                                                         ============== ==============
@Premiums received on options written................................... $            - $            -
                                                                         ============== ==============
+Including securities on loan........................................... $            - $   17,786,142
                                                                         ============== ==============

See Notes to Financial Statements

AIG Retirement Company I
STATEMENTS OF ASSETS AND LIABILITIES -- May 31, 2008 -- (continued)
--------------------------------------------------------------------------------



                                                                                       SCIENCE &        SMALL CAP
                                                                      REAL ESTATE      TECHNOLOGY      AGGRESSIVE
                                                                         FUND             FUND         GROWTH FUND
---------------------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at market value
 (unaffiliated)*+.................................................. $   20,212,873  $   863,980,219  $   64,555,978
Long-term investment securities, at market value (affiliated)*+....              -                -               -
Short-term investment securities, at market value (unaffiliated)*..     17,366,000      182,897,887      16,919,032
Repurchase agreements (cost equals market value)...................              -                -               -
                                                                    --------------  ---------------  --------------
Total Investments..................................................     37,578,873    1,046,878,106      81,475,010
                                                                    --------------  ---------------  --------------
Cash...............................................................              -                -           8,514
Foreign cash*......................................................         47,575        1,228,913               -
Receivable for-
   Fund shares sold................................................         27,499          225,755          83,494
   Dividends and interest..........................................         18,801        1,035,914          15,749
   Investments sold................................................         24,258       13,581,912         601,756
Prepaid expenses and other assets..................................              3           85,400          11,215
Due from investment adviser for expense reimbursements/fee
 waivers...........................................................              -                -               -
Variation margin on futures contracts..............................              -                -               -
Collateral received for securities loaned..........................              -          382,186               -
Unrealized appreciation on forward foreign currency contracts......              -                -               -
                                                                    --------------  ---------------  --------------
TOTAL ASSETS.......................................................     37,697,009    1,063,418,186      82,195,738
                                                                    --------------  ---------------  --------------
LIABILITIES:
Payable for-
   Fund shares reacquired..........................................          4,403          445,046          27,195
   Investments purchased...........................................      8,348,460        9,879,301         707,872
   Accrued foreign tax on capital gains............................              -                -               -
   Investment advisory and management fees.........................         77,096          662,670          86,507
   Administrative service fee......................................            705           52,829           3,766
   Transfer agent fees and expenses................................          1,846              219             378
   Directors' fees and expenses....................................          5,331          413,026           7,299
   Other accrued expenses..........................................         92,136          216,905          58,321
Collateral upon return of securities loaned........................              -      142,018,263      16,271,032
Due to custodian...................................................         35,864        1,139,616               -
Call and put options written, at value@............................              -                -               -
Unrealized depreciation on forward foreign currency contracts......              -                -               -
                                                                    --------------  ---------------  --------------
TOTAL LIABILITIES..................................................      8,565,841      154,827,875      17,162,370
                                                                    --------------  ---------------  --------------
NET ASSETS......................................................... $   29,131,168  $   908,590,311  $   65,033,368
                                                                    ==============  ===============  ==============
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share..................... $       25,991  $       630,608  $       58,226
Additional paid-in capital.........................................     27,934,692    2,307,739,529      63,111,079
Accumulated undistributed net investment income (loss).............         78,306          (70,029)        196,956
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange
 transactions......................................................        106,752   (1,462,075,220)      4,232,587
Unrealized appreciation (depreciation) on investments..............        986,034       62,335,484      (2,565,480)
Unrealized appreciation (depreciation) on futures contracts and
 written options contracts.........................................              -                -               -
Unrealized foreign exchange gain (loss) on other assets and
 liabilities.......................................................           (607)          29,939               -
Accrued capital gains tax on unrealized appreciation
 (depreciation)....................................................              -                -               -
                                                                    --------------  ---------------  --------------
   NET ASSETS...................................................... $   29,131,168  $   908,590,311  $   65,033,368
                                                                    ==============  ===============  ==============
CAPITAL SHARES:
   Authorized (Par value $0.01 per share)..........................  1,000,000,000    1,000,000,000   1,000,000,000
   Outstanding.....................................................      2,599,122       63,060,791       5,822,628
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
    PER SHARE...................................................... $        11.21  $         14.41  $        11.17
                                                                    ==============  ===============  ==============
--------
*  Cost
   Long-term investment securities (unaffiliated).................. $   19,226,839  $   801,644,735  $   67,121,458
                                                                    ==============  ===============  ==============
   Long-term investment securities (affiliated).................... $            -  $             -  $            -
                                                                    ==============  ===============  ==============
   Short-term investment securities................................ $   17,366,000  $   182,897,887  $   16,919,032
                                                                    ==============  ===============  ==============
   Foreign cash.................................................... $       47,711  $     1,189,751  $            -
                                                                    ==============  ===============  ==============
#Proceeds from securities sold short............................... $            -  $             -  $            -
                                                                    ==============  ===============  ==============
@Premiums received on options written.............................. $            -  $             -  $            -
                                                                    ==============  ===============  ==============
+Including securities on loan...................................... $            -  $   135,913,213  $   16,018,738
                                                                    ==============  ===============  ==============

                                                                                                      SMALL CAP
                                                                                      SMALL CAP        SPECIAL
                                                                       SMALL CAP        INDEX          VALUES
                                                                         FUND           FUND            FUND
-------------------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at market value
 (unaffiliated)*+.................................................. $  382,087,548  $  971,686,868 $  246,151,585
Long-term investment securities, at market value (affiliated)*+....              -               -              -
Short-term investment securities, at market value (unaffiliated)*..    107,590,067     263,879,056     66,455,385
Repurchase agreements (cost equals market value)...................              -       4,970,000      1,930,000
                                                                    --------------  -------------- --------------
Total Investments..................................................    489,677,615   1,240,535,924    314,536,970
                                                                    --------------  -------------- --------------
Cash...............................................................        852,613          30,783         36,844
Foreign cash*......................................................              -               -              -
Receivable for-
   Fund shares sold................................................        463,849         995,758         67,670
   Dividends and interest..........................................        167,124         688,050        344,930
   Investments sold................................................      1,753,864         125,003      1,647,149
Prepaid expenses and other assets..................................         17,654          15,096         33,302
Due from investment adviser for expense reimbursements/fee
 waivers...........................................................         43,962               -         26,139
Variation margin on futures contracts..............................              -          87,000              -
Collateral received for securities loaned..........................        375,240       1,292,580        158,244
Unrealized appreciation on forward foreign currency contracts......              -               -              -
                                                                    --------------  -------------- --------------
TOTAL ASSETS.......................................................    493,351,921   1,243,770,194    316,851,248
                                                                    --------------  -------------- --------------
LIABILITIES:
Payable for-
   Fund shares reacquired..........................................        530,031         445,421        122,458
   Investments purchased...........................................      2,356,316               -      1,567,868
   Accrued foreign tax on capital gains............................              -               -              -
   Investment advisory and management fees.........................        287,647         247,105        160,440
   Administrative service fee......................................         22,817          57,331         14,974
   Transfer agent fees and expenses................................            470             217            378
   Directors' fees and expenses....................................        214,008         193,379         30,947
   Other accrued expenses..........................................        161,804         251,145        102,831
Collateral upon return of securities loaned........................     98,472,356     252,177,246     58,084,629
Due to custodian...................................................              -               -              -
Call and put options written, at value@............................              -               -              -
Unrealized depreciation on forward foreign currency contracts......              -               -              -
                                                                    --------------  -------------- --------------
TOTAL LIABILITIES..................................................    102,045,449     253,371,844     60,084,525
                                                                    --------------  -------------- --------------
NET ASSETS......................................................... $  391,306,472  $  990,398,350 $  256,766,723
                                                                    ==============  ============== ==============
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share..................... $      398,524  $      626,903 $      263,790
Additional paid-in capital.........................................    374,566,476     902,687,309    280,492,311
Accumulated undistributed net investment income (loss).............      1,375,063      15,206,067      3,206,013
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange
 transactions......................................................    (20,280,509)     53,551,161     (2,910,796)
Unrealized appreciation (depreciation) on investments..............     35,246,918      17,562,776    (24,284,595)
Unrealized appreciation (depreciation) on futures contracts and
 written options contracts.........................................              -         764,134              -
Unrealized foreign exchange gain (loss) on other assets and
 liabilities.......................................................              -               -              -
Accrued capital gains tax on unrealized appreciation
 (depreciation)....................................................              -               -              -
                                                                    --------------  -------------- --------------
   NET ASSETS...................................................... $  391,306,472  $  990,398,350 $  256,766,723
                                                                    ==============  ============== ==============
CAPITAL SHARES:
   Authorized (Par value $0.01 per share)..........................  1,000,000,000   1,000,000,000  1,000,000,000
   Outstanding.....................................................     39,852,384      62,690,294     26,379,000
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
    PER SHARE...................................................... $         9.82  $        15.80 $         9.73
                                                                    ==============  ============== ==============
--------
*  Cost
   Long-term investment securities (unaffiliated).................. $  346,840,630  $  954,124,092 $  270,436,181
                                                                    ==============  ============== ==============
   Long-term investment securities (affiliated).................... $            -  $            - $            -
                                                                    ==============  ============== ==============
   Short-term investment securities................................ $  107,590,067  $  263,879,056 $   66,455,385
                                                                    ==============  ============== ==============
   Foreign cash.................................................... $            -  $            - $            -
                                                                    ==============  ============== ==============
#Proceeds from securities sold short............................... $            -  $            - $            -
                                                                    ==============  ============== ==============
@Premiums received on options written.............................. $            -  $            - $            -
                                                                    ==============  ============== ==============
+Including securities on loan...................................... $   95,719,120  $  244,910,809 $   56,296,800
                                                                    ==============  ============== ==============


                                                                       SMALL-MID      STOCK INDEX
                                                                      GROWTH FUND        FUND         VALUE FUND
-------------------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at market value
 (unaffiliated)*+.................................................. $  114,429,415  $4,261,816,548  $  256,936,508
Long-term investment securities, at market value (affiliated)*+....              -      34,092,000               -
Short-term investment securities, at market value (unaffiliated)*..     33,116,111     158,778,941      22,099,000
Repurchase agreements (cost equals market value)...................              -       2,363,000               -
                                                                    --------------  --------------  --------------
Total Investments..................................................    147,545,526   4,457,050,489     279,035,508
                                                                    --------------  --------------  --------------
Cash...............................................................         36,706             314          26,725
Foreign cash*......................................................              -               -               -
Receivable for-
   Fund shares sold................................................         70,828       2,672,219         427,745
   Dividends and interest..........................................         15,380       8,426,952         882,949
   Investments sold................................................      1,884,980         306,713       6,889,998
Prepaid expenses and other assets..................................         10,274         143,348           4,842
Due from investment adviser for expense reimbursements/fee
 waivers...........................................................         10,017               -          10,253
Variation margin on futures contracts..............................              -          36,682               -
Collateral received for securities loaned..........................        868,840      17,815,475               -
Unrealized appreciation on forward foreign currency contracts......              -               -               -
                                                                    --------------  --------------  --------------
TOTAL ASSETS.......................................................    150,442,551   4,486,452,192     287,278,020
                                                                    --------------  --------------  --------------
LIABILITIES:
Payable for-
   Fund shares reacquired..........................................         38,228       2,098,144          28,030
   Investments purchased...........................................      1,453,774       3,992,824       9,615,772
   Accrued foreign tax on capital gains............................              -               -               -
   Investment advisory and management fees.........................         84,220         902,806         181,141
   Administrative service fee......................................          6,936         256,692          16,355
   Transfer agent fees and expenses................................            378             540             812
   Directors' fees and expenses....................................         15,703       1,473,630          20,688
   Other accrued expenses..........................................         59,823         746,066          69,471
Collateral upon return of securities loaned........................     30,155,951     165,898,135               -
Due to custodian...................................................              -               -               -
Call and put options written, at value@............................              -               -               -
Unrealized depreciation on forward foreign currency contracts......              -               -               -
                                                                    --------------  --------------  --------------
TOTAL LIABILITIES..................................................     31,815,013     175,368,837       9,932,269
                                                                    --------------  --------------  --------------
NET ASSETS......................................................... $  118,627,538  $4,311,083,355  $  277,345,751
                                                                    ==============  ==============  ==============
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share..................... $      118,028  $    1,246,003  $      251,991
Additional paid-in capital.........................................    122,200,310   2,478,890,669     271,743,377
Accumulated undistributed net investment income (loss).............        294,466      78,335,658       1,893,432
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange
 transactions......................................................    (19,437,251)    309,585,145      (5,509,889)
Unrealized appreciation (depreciation) on investments..............     15,451,985   1,443,101,142       8,967,542
Unrealized appreciation (depreciation) on futures contracts and
 written options contracts.........................................              -         (75,262)              -
Unrealized foreign exchange gain (loss) on other assets and
 liabilities.......................................................              -               -            (702)
Accrued capital gains tax on unrealized appreciation
 (depreciation)....................................................              -               -               -
                                                                    --------------  --------------  --------------
   NET ASSETS...................................................... $  118,627,538  $4,311,083,355  $  277,345,751
                                                                    ==============  ==============  ==============
CAPITAL SHARES:
   Authorized (Par value $0.01 per share)..........................  1,000,000,000   1,000,000,000   1,000,000,000
   Outstanding.....................................................     11,802,759     124,600,307      25,199,134
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
    PER SHARE...................................................... $        10.05  $        34.60  $        11.01
                                                                    ==============  ==============  ==============
--------
*  Cost
   Long-term investment securities (unaffiliated).................. $   98,977,430  $2,815,382,405  $  247,968,966
                                                                    ==============  ==============  ==============
   Long-term investment securities (affiliated).................... $            -  $   37,425,001  $            -
                                                                    ==============  ==============  ==============
   Short-term investment securities................................ $   33,116,111  $  158,778,941  $   22,099,000
                                                                    ==============  ==============  ==============
   Foreign cash.................................................... $            -  $            -  $            -
                                                                    ==============  ==============  ==============
#Proceeds from securities sold short............................... $            -  $            -  $            -
                                                                    ==============  ==============  ==============
@Premiums received on options written.............................. $            -  $            -  $            -
                                                                    ==============  ==============  ==============
+Including securities on loan...................................... $   29,502,526  $  161,528,811  $            -
                                                                    ==============  ==============  ==============

See Notes to Financial Statements

AIG Retirement Company I
STATEMENTS OF OPERATIONS -- For the Year Ended May 31, 2008
--------------------------------------------------------------------------------

                                                                 ASSET       BLUE CHIP    BROAD CAP     CAPITAL
                                                               ALLOCATION     GROWTH     VALUE INCOME CONSERVATION  CORE EQUITY
                                                                  FUND         FUND          FUND         FUND         FUND
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends (unaffiliated)..................................... $  1,936,773  $ 1,928,470  $   710,401  $         -  $  6,228,015
Dividends (affiliated).......................................            -            -            -            -             -
Securities lending income....................................            -       57,504            -       65,452       203,796
Interest (unaffiliated)......................................    3,715,522      159,707       12,287    9,893,823       148,007
                                                              ------------  -----------  -----------  -----------  ------------
   Total investment income*..................................    5,652,295    2,145,681      722,688    9,959,275     6,579,818
                                                              ------------  -----------  -----------  -----------  ------------
EXPENSES:
Investment advisory and management fees......................      830,442    1,381,185      202,289      836,735     3,041,355
Administrative service fee...................................      116,264      127,076       20,229      117,143       272,193
Transfer agent fees and expenses.............................        1,567        2,567        1,184        1,567         1,772
Registration fees............................................            -            -            -            -             -
Custodian fees...............................................      103,835       58,006       20,095       57,901        62,944
Reports to shareholders......................................       31,976       36,500       13,952       63,322        83,668
Audit and tax fees...........................................       24,636       22,076       21,363       26,206        22,050
Legal fees...................................................        8,602        7,849        7,109        9,287        16,772
Directors' fees and expenses.................................       17,407       15,606        5,198       12,582        36,881
Interest expense.............................................          712            -           56          805         7,160
Other expenses...............................................        9,120        3,109        6,683        4,414        10,603
                                                              ------------  -----------  -----------  -----------  ------------
   Total expenses before fee waivers, expense
    reimbursements, and fees paid indirectly.................    1,144,561    1,653,974      298,158    1,129,962     3,555,398
                                                              ------------  -----------  -----------  -----------  ------------
   Fees waived and expenses reimbursed by investment
    adviser (Note 3).........................................            -      (74,259)     (52,522)           -      (250,195)
   Fees paid indirectly (Note 7).............................       (4,275)      (1,543)      (2,700)           -        (7,044)
                                                              ------------  -----------  -----------  -----------  ------------
   Net expenses..............................................    1,140,286    1,578,172      242,936    1,129,962     3,298,159
                                                              ------------  -----------  -----------  -----------  ------------
Net investment income (loss).................................    4,512,009      567,509      479,752    8,829,313     3,281,659
                                                              ------------  -----------  -----------  -----------  ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 AND FOREIGN CURRENCIES:
  Net realized gain (loss) on investments (unaffiliated)**...    3,159,557   (1,180,824)         699   (2,414,161)   (1,112,513)
  Net realized gain (loss) on investments (affiliated).......            -            -            -            -             -
  Net realized gain (loss) on securities sold short..........        1,240            -            -        4,453             -
  Net realized gain (loss) on futures contracts and written
   options contracts.........................................   (2,305,198)           -            -            -        75,000
  Net realized foreign exchange gain (loss) on other assets
   and liabilities...........................................           11       (6,671)           -            -             -
  Net realized gain (loss) on disposal of investments in
   violation of investments restrictions (Note 3)............            -            -            -            -             -
  Net increase from payment by affiliates (Note 3)...........      259,662       29,725            -            -     2,670,798
                                                              ------------  -----------  -----------  -----------  ------------
Net realized gain (loss) on investments and foreign
 currencies..................................................    1,115,272   (1,157,770)         699   (2,409,708)    1,633,285
                                                              ------------  -----------  -----------  -----------  ------------
  Change in unrealized appreciation (depreciation) on
   investments (unaffiliated)................................  (12,324,103)  14,453,222   (4,361,432)  (2,739,688)  (43,935,313)
  Change in unrealized appreciation (depreciation) on
   investments (affiliated)..................................            -            -            -            -             -
  Change in unrealized appreciation (depreciation) on
   futures contracts and written options contracts...........     (153,373)           -            -            -        56,040
  Change in unrealized foreign exchange gain (loss) on
   other assets and liabilities..............................      323,728       (2,790)           -            -             -
  Change in unrealized appreciation (depreciation) on
   securities sold short.....................................            -            -            -       (6,210)            -
  Change in accrued capital gains tax on unrealized
   appreciation (depreciation)...............................            -            -            -            -             -
                                                              ------------  -----------  -----------  -----------  ------------
Net unrealized gain (loss) on investments and foreign
 currencies..................................................  (12,153,748)  14,450,432   (4,361,432)  (2,745,898)  (43,879,273)
                                                              ------------  -----------  -----------  -----------  ------------
Net realized and unrealized gain (loss) on investments and
 foreign currencies..........................................  (11,038,476)  13,292,662   (4,360,733)  (5,155,606)  (42,245,988)
                                                              ------------  -----------  -----------  -----------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS............................................. $ (6,526,467) $13,860,171  $(3,880,981) $ 3,673,707  $(38,964,329)
                                                              ============  ===========  ===========  ===========  ============
*Net of foreign withholding taxes on interest and
 dividends of................................................ $        642  $    44,751  $     1,166  $     4,714  $     25,049
                                                              ------------  -----------  -----------  -----------  ------------
**Net of foreign withholding taxes on capital gains of....... $          -  $         -  $         -  $         -  $          -
                                                              ------------  -----------  -----------  -----------  ------------

                                                               CORE VALUE    FOREIGN VALUE   GLOBAL EQUITY
                                                                  FUND           FUND            FUND
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends (unaffiliated)..................................... $  5,301,195  $    35,198,410  $  9,411,568
Dividends (affiliated).......................................            -                -             -
Securities lending income....................................            -        1,089,088       351,446
Interest (unaffiliated)......................................       53,067        1,931,672       394,496
                                                              ------------  ---------------  ------------
   Total investment income*..................................    5,354,262       38,219,170    10,157,510
                                                              ------------  ---------------  ------------
EXPENSES:
Investment advisory and management fees......................    1,602,568        6,895,059     3,407,394
Administrative service fee...................................      145,688          727,362       302,326
Transfer agent fees and expenses.............................        1,567            1,184         1,587
Registration fees............................................            -                -             -
Custodian fees...............................................       68,128          775,032       246,633
Reports to shareholders......................................       36,495          408,259       156,319
Audit and tax fees...........................................       22,050           25,239        25,239
Legal fees...................................................        9,522           12,750         9,512
Directors' fees and expenses.................................       21,785           91,598        41,058
Interest expense.............................................        1,054            3,515         2,548
Other expenses...............................................        9,909           18,044        12,539
                                                              ------------  ---------------  ------------
   Total expenses before fee waivers, expense
    reimbursements, and fees paid indirectly.................    1,918,766        8,958,042     4,205,155
                                                              ------------  ---------------  ------------
   Fees waived and expenses reimbursed by investment
    adviser (Note 3).........................................     (191,322)               -             -
   Fees paid indirectly (Note 7).............................            -                -       (59,855)
                                                              ------------  ---------------  ------------
   Net expenses..............................................    1,727,444        8,958,042     4,145,300
                                                              ------------  ---------------  ------------
Net investment income (loss).................................    3,626,818       29,261,128     6,012,210
                                                              ------------  ---------------  ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 AND FOREIGN CURRENCIES:
  Net realized gain (loss) on investments (unaffiliated)**...    6,566,705       60,861,283    20,501,934
  Net realized gain (loss) on investments (affiliated).......            -                -             -
  Net realized gain (loss) on securities sold short..........            -                -             -
  Net realized gain (loss) on futures contracts and written
   options contracts.........................................     (104,656)               -      (774,759)
  Net realized foreign exchange gain (loss) on other assets
   and liabilities...........................................           78          715,168      (570,898)
  Net realized gain (loss) on disposal of investments in
   violation of investments restrictions (Note 3)............            -                -             -
  Net increase from payment by affiliates (Note 3)...........      337,418                -             -
                                                              ------------  ---------------  ------------
Net realized gain (loss) on investments and foreign
 currencies..................................................    6,799,545       61,576,451    19,156,277
                                                              ------------  ---------------  ------------
  Change in unrealized appreciation (depreciation) on
   investments (unaffiliated)................................  (41,348,705)    (122,180,669)  (68,202,512)
  Change in unrealized appreciation (depreciation) on
   investments (affiliated)..................................            -                -             -
  Change in unrealized appreciation (depreciation) on
   futures contracts and written options contracts...........       12,050                -       141,108
  Change in unrealized foreign exchange gain (loss) on
   other assets and liabilities..............................            -         (131,717)   (1,143,567)
  Change in unrealized appreciation (depreciation) on
   securities sold short.....................................            -                -             -
  Change in accrued capital gains tax on unrealized
   appreciation (depreciation)...............................            -          (26,524)            -
                                                              ------------  ---------------  ------------
Net unrealized gain (loss) on investments and foreign
 currencies..................................................  (41,336,655)    (122,338,910)  (69,204,971)
                                                              ------------  ---------------  ------------
Net realized and unrealized gain (loss) on investments and
 foreign currencies..........................................  (34,537,110)     (60,762,459)  (50,048,694)
                                                              ------------  ---------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS............................................. $(30,910,292)  $ (31,501,331)  $(44,036,484)
                                                              ============  ===============  ============
*Net of foreign withholding taxes on interest and
 dividends of................................................ $    102,467  $     3,384,846  $    559,593
                                                              ------------  ---------------  ------------
**Net of foreign withholding taxes on capital gains of....... $          -  $        50,636  $          -
                                                              ------------  ---------------  ------------

See Notes to Financial Statements

AIG Retirement Company I
STATEMENTS OF OPERATIONS -- For the Year Ended May 31, 2008 -- (continued)
--------------------------------------------------------------------------------

                                                              GLOBAL SOCIAL    GLOBAL     GOVERNMENT                 GROWTH &
                                                                AWARENESS     STRATEGY    SECURITIES    GROWTH        INCOME
                                                                  FUND          FUND         FUND        FUND          FUND
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends (unaffiliated)..................................... $ 11,127,306  $ 10,614,797  $        - $ 10,768,602  $  2,976,676
Dividends (affiliated).......................................            -             -           -            -             -
Securities lending income....................................      113,907       378,489     163,791      543,244        58,265
Interest (unaffiliated)......................................      816,526     8,356,487   5,508,666      183,281       240,904
                                                              ------------  ------------  ---------- ------------  ------------
   Total investment income*..................................   12,057,739    19,349,773   5,672,457   11,495,127     3,275,845
                                                              ------------  ------------  ---------- ------------  ------------
EXPENSES:
Investment advisory and management fees......................    2,326,249     2,481,263     619,464    7,828,127     1,031,806
Administrative service fee...................................      325,675       347,377      86,725      684,841        96,302
Transfer agent fees and expenses.............................        1,567         1,184       1,772        1,587         1,567
Registration fees............................................            -             -           -            -             -
Custodian fees...............................................      145,829       495,694      27,134      216,427        14,281
Reports to shareholders......................................      120,032       161,225      26,019      410,462        24,619
Audit and tax fees...........................................       23,381        25,240      26,207       21,633        22,049
Legal fees...................................................       10,206         9,715       8,431       14,162         8,460
Directors' fees and expenses.................................       42,518        45,813      12,705       88,317        14,703
Interest expense.............................................            -        17,241       5,180        6,040             -
Other expenses...............................................       11,578        13,562       3,790       22,793         7,334
                                                              ------------  ------------  ---------- ------------  ------------
   Total expenses before fee waivers, expense
    reimbursements, and fees paid indirectly.................    3,007,035     3,598,314     817,427    9,294,389     1,221,121
                                                              ------------  ------------  ---------- ------------  ------------
   Fees waived and expenses reimbursed by investment
    adviser (Note 3).........................................            -             -           -         (124)      (51,742)
   Fees paid indirectly (Note 7).............................      (35,194)            -           -            -       (41,608)
                                                              ------------  ------------  ---------- ------------  ------------
   Net expenses..............................................    2,971,841     3,598,314     817,427    9,294,265     1,127,771
                                                              ------------  ------------  ---------- ------------  ------------
Net investment income (loss).................................    9,085,898    15,751,459   4,855,030    2,200,862     2,148,074
                                                              ------------  ------------  ---------- ------------  ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 AND FOREIGN CURRENCIES:
  Net realized gain (loss) on investments (unaffiliated)**...   14,514,937    16,843,821     592,831  166,795,073     4,272,099
  Net realized gain (loss) on investments (affiliated).......            -             -           -            -             -
  Net realized gain (loss) on securities sold short..........            -             -           -            -             -
  Net realized gain (loss) on futures contracts and written
   options contracts.........................................      470,281        (1,380)          -     (202,404)            -
  Net realized foreign exchange gain (loss) on other assets
   and liabilities...........................................      374,494     2,200,351           -   (3,150,856)            -
  Net realized gain (loss) on disposal of investments in
   violation of investments restrictions (Note 3)............            -             -           -            -             -
  Net increase from payment by affiliates (Note 3)...........      496,419             -           -            -       212,093
                                                              ------------  ------------  ---------- ------------  ------------
Net realized gain (loss) on investments and foreign
 currencies..................................................   15,856,131    19,042,792     592,831  163,441,813     4,484,192
                                                              ------------  ------------  ---------- ------------  ------------
  Change in unrealized appreciation (depreciation) on
   investments (unaffiliated)................................  (40,474,216)  (31,865,384)  1,012,893  (81,936,724)  (11,745,306)
  Change in unrealized appreciation (depreciation) on
   investments (affiliated)..................................            -             -           -            -             -
  Change in unrealized appreciation (depreciation) on
   futures contracts and written options contracts...........   (1,872,950)            -           -            -             -
  Change in unrealized foreign exchange gain (loss) on
   other assets and liabilities..............................      (31,179)     (382,210)          -      101,307             -
  Change in unrealized appreciation (depreciation) on
   securities sold short.....................................            -             -           -            -             -
  Change in accrued capital gains tax on unrealized
   appreciation (depreciation)...............................            -             -           -            -             -
                                                              ------------  ------------  ---------- ------------  ------------
Net unrealized gain (loss) on investments and foreign
 currencies..................................................  (42,378,345)  (32,247,594)  1,012,893  (81,835,417)  (11,745,306)
                                                              ------------  ------------  ---------- ------------  ------------
Net realized and unrealized gain (loss) on investments and
 foreign currencies..........................................  (26,522,214)  (13,204,802)  1,605,724   81,606,396    (7,261,114)
                                                              ------------  ------------  ---------- ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS............................................. $(17,436,316) $  2,546,657  $6,460,754 $ 83,807,258  $ (5,113,040)
                                                              ============  ============  ========== ============  ============
*Net of foreign withholding taxes on interest and
 dividends of................................................ $    702,426  $  1,002,650  $        - $    155,207  $          -
                                                              ------------  ------------  ---------- ------------  ------------
**Net of foreign withholding taxes on capital gains of....... $          -  $          -  $        - $          -  $          -
                                                              ------------  ------------  ---------- ------------  ------------

                                                                 HEALTH       INFLATION    INTERNATIONAL
                                                                SCIENCES      PROTECTED      EQUITIES
                                                                  FUND          FUND           FUND
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends (unaffiliated)..................................... $    886,159  $     11,968  $    34,447,680
Dividends (affiliated).......................................            -             -                -
Securities lending income....................................            -             -        1,206,055
Interest (unaffiliated)......................................      166,751     2,887,687        1,526,384
                                                              ------------  ------------  ---------------
   Total investment income*..................................    1,052,910     2,899,655       37,180,119
                                                              ------------  ------------  ---------------
EXPENSES:
Investment advisory and management fees......................    1,955,784       232,360        3,254,326
Administrative service fee...................................      136,905        32,530          771,211
Transfer agent fees and expenses.............................        1,567         1,368            9,643
Registration fees............................................            -             -                -
Custodian fees...............................................       90,055        18,083        1,188,997
Reports to shareholders......................................       36,583         9,892          208,082
Audit and tax fees...........................................       22,053        29,366           30,844
Legal fees...................................................        8,639         8,097           14,344
Directors' fees and expenses.................................       19,828         5,517           97,750
Interest expense.............................................            -            84                -
Other expenses...............................................       20,077         3,271           36,534
                                                              ------------  ------------  ---------------
   Total expenses before fee waivers, expense
    reimbursements, and fees paid indirectly.................    2,291,491       340,568        5,611,731
                                                              ------------  ------------  ---------------
   Fees waived and expenses reimbursed by investment
    adviser (Note 3).........................................            -       (38,416)               -
   Fees paid indirectly (Note 7).............................       (4,264)            -                -
                                                              ------------  ------------  ---------------
   Net expenses..............................................    2,287,227       302,152        5,611,731
                                                              ------------  ------------  ---------------
Net investment income (loss).................................   (1,234,317)    2,597,503       31,568,388
                                                              ------------  ------------  ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 AND FOREIGN CURRENCIES:
  Net realized gain (loss) on investments (unaffiliated)**...   16,351,829      (304,842)     118,643,444
  Net realized gain (loss) on investments (affiliated).......            -             -                -
  Net realized gain (loss) on securities sold short..........            -             -                -
  Net realized gain (loss) on futures contracts and written
   options contracts.........................................    2,746,609             -      (11,513,621)
  Net realized foreign exchange gain (loss) on other assets
   and liabilities...........................................      (18,111)            -        1,396,767
  Net realized gain (loss) on disposal of investments in
   violation of investments restrictions (Note 3)............            -             -                -
  Net increase from payment by affiliates (Note 3)...........            -             -                -
                                                              ------------  ------------  ---------------
Net realized gain (loss) on investments and foreign
 currencies..................................................   19,080,327      (304,842)     108,526,590
                                                              ------------  ------------  ---------------
  Change in unrealized appreciation (depreciation) on
   investments (unaffiliated)................................  (18,824,731)   (2,302,551)    (188,132,436)
  Change in unrealized appreciation (depreciation) on
   investments (affiliated)..................................            -             -                -
  Change in unrealized appreciation (depreciation) on
   futures contracts and written options contracts...........      354,956             -          803,972
  Change in unrealized foreign exchange gain (loss) on
   other assets and liabilities..............................         (933)            -        1,168,385
  Change in unrealized appreciation (depreciation) on
   securities sold short.....................................            -             -                -
  Change in accrued capital gains tax on unrealized
   appreciation (depreciation)...............................        2,710             -                -
                                                              ------------  ------------  ---------------
Net unrealized gain (loss) on investments and foreign
 currencies..................................................  (18,467,998)   (2,302,551)    (186,160,079)
                                                              ------------  ------------  ---------------
Net realized and unrealized gain (loss) on investments and
 foreign currencies..........................................      612,329    (2,607,393)     (77,633,489)
                                                              ------------  ------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS............................................. $  (621,988)   $   (9,890)   $ (46,065,101)
                                                              ============  ============  ===============
*Net of foreign withholding taxes on interest and
 dividends of................................................ $     56,706  $          -  $     3,168,870
                                                              ------------  ------------  ---------------
**Net of foreign withholding taxes on capital gains of....... $          -  $          -  $             -
                                                              ------------  ------------  ---------------

See Notes to Financial Statements

AIG Retirement Company I
STATEMENTS OF OPERATIONS -- For the Year Ended May 31, 2008 -- (continued)
--------------------------------------------------------------------------------

                                                              INTERNATIONAL INTERNATIONAL
                                                               GOVERNMENT     GROWTH I     LARGE CAP   LARGE CAPITAL
                                                                BOND FUND       FUND       CORE FUND    GROWTH FUND
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends (unaffiliated).....................................  $     3,750  $ 16,263,334  $ 1,224,795   $ 5,231,848
Dividends (affiliated).......................................            -             -            -             -
Securities lending income....................................            -       594,256       48,747       159,329
Interest (unaffiliated)......................................    6,961,287       474,251       25,485       321,305
                                                               -----------  ------------  -----------   -----------
   Total investment income*..................................    6,965,037    17,331,841    1,299,027     5,712,482
                                                               -----------  ------------  -----------   -----------
EXPENSES:
Investment advisory and management fees......................      734,115     6,114,595      502,625     3,485,119
Administrative service fee...................................      102,776       472,673       50,263       381,185
Transfer agent fees and expenses.............................          722         2,365        1,184         1,449
Registration fees............................................            -             -            -             -
Custodian fees...............................................       76,343       663,724        6,407        91,646
Reports to shareholders......................................       28,104       127,368      107,604       197,483
Audit and tax fees...........................................       23,360        27,952       21,633        19,398
Legal fees...................................................        8,596        10,869        7,201        12,887
Directors' fees and expenses.................................       15,075        60,469        7,816        51,568
Interest expense.............................................          488         5,828        2,261         4,985
Other expenses...............................................        4,049        13,871        8,357        15,465
                                                               -----------  ------------  -----------   -----------
   Total expenses before fee waivers, expense
    reimbursements, and fees paid indirectly.................      993,628     7,499,714      715,351     4,261,185
                                                               -----------  ------------  -----------   -----------
   Fees waived and expenses reimbursed by investment
    adviser (Note 3).........................................            -      (679,725)    (105,021)            -
   Fees paid indirectly (Note 7).............................            -          (439)     (12,982)      (37,806)
                                                               -----------  ------------  -----------   -----------
   Net expenses..............................................      993,628     6,819,550      597,348     4,223,379
                                                               -----------  ------------  -----------   -----------
Net investment income (loss).................................    5,971,409    10,512,291      701,679     1,489,103
                                                               -----------  ------------  -----------   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 AND FOREIGN CURRENCIES:
  Net realized gain (loss) on investments (unaffiliated)**...    3,922,792    38,519,825    5,275,090     7,816,112
  Net realized gain (loss) on investments (affiliated).......            -             -            -             -
  Net realized gain (loss) on securities sold short..........            -             -            -             -
  Net realized gain (loss) on futures contracts and written
   options contracts.........................................            -             -            -             -
  Net realized foreign exchange gain (loss) on other assets
   and liabilities...........................................      (53,000)       57,328         (534)      (43,853)
  Net realized gain (loss) on disposal of investments in
   violation of investments restrictions (Note 3)............            -             -            -            71
  Net increase from payment by affiliates (Note 3)...........            -             -            -             -
                                                               -----------  ------------  -----------   -----------
Net realized gain (loss) on investments and foreign
 currencies..................................................    3,869,792    38,577,153    5,274,556     7,772,330
                                                               -----------  ------------  -----------   -----------
  Change in unrealized appreciation (depreciation) on
   investments (unaffiliated)................................    1,760,318   (30,769,989)  (8,599,613)   (5,560,639)
  Change in unrealized appreciation (depreciation) on
   investments (affiliated)..................................            -             -            -             -
  Change in unrealized appreciation (depreciation) on
   futures contracts and written options contracts...........            -             -            -             -
  Change in unrealized foreign exchange gain (loss) on
   other assets and liabilities..............................      (47,302)       39,877          206          (156)
  Change in unrealized appreciation (depreciation) on
   securities sold short.....................................            -             -            -             -
  Change in accrued capital gains tax on unrealized
   appreciation (depreciation)...............................            -         2,597            -             -
                                                               -----------  ------------  -----------   -----------
Net unrealized gain (loss) on investments and foreign
 currencies..................................................    1,713,016   (30,727,515)  (8,599,407)   (5,560,795)
                                                               -----------  ------------  -----------   -----------
Net realized and unrealized gain (loss) on investments and
 foreign currencies..........................................    5,582,808     7,849,638   (3,324,851)    2,211,535
                                                               -----------  ------------  -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS.............................................  $11,554,217  $ 18,361,929  $(2,623,172)  $ 3,700,638
                                                               ===========  ============  ===========   ===========
*Net of foreign withholding taxes on interest and
 dividends of................................................  $    25,394  $  1,494,646  $     3,972   $    33,937
                                                               -----------  ------------  -----------   -----------
**Net of foreign withholding taxes on capital gains of.......  $         -  $     10,186  $         -   $         -
                                                               -----------  ------------  -----------   -----------

                                                                               MID CAP      MONEY
                                                              MID CAP INDEX   STRATEGIC    MARKET I   NASDAQ-100
                                                                  FUND       GROWTH FUND     FUND     INDEX FUND
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends (unaffiliated)..................................... $  34,354,647  $ 2,144,174  $         - $  458,063
Dividends (affiliated).......................................             -            -            -          -
Securities lending income....................................     4,647,568      543,864            -     89,861
Interest (unaffiliated)......................................     2,516,733      336,039   23,306,474    208,704
                                                              -------------  -----------  ----------- ----------
   Total investment income*..................................    41,518,948    3,024,077   23,306,474    756,628
                                                              -------------  -----------  ----------- ----------
EXPENSES:
Investment advisory and management fees......................     7,564,730    2,392,282    2,199,195    363,980
Administrative service fee...................................     1,980,295      244,169      384,851     63,697
Transfer agent fees and expenses.............................        11,272        1,225       11,344      7,828
Registration fees............................................             -            -       26,509          -
Custodian fees...............................................       310,200       77,583       38,537     21,458
Reports to shareholders......................................       528,748      130,146       92,219     16,371
Audit and tax fees...........................................        23,516       10,345       19,856     22,052
Legal fees...................................................       128,867       11,056        6,885      7,603
Directors' fees and expenses.................................       252,131       32,793       45,820     10,357
Interest expense.............................................           907          225            -          -
Other expenses...............................................        41,533       14,372        4,589     32,312
                                                              -------------  -----------  ----------- ----------
   Total expenses before fee waivers, expense
    reimbursements, and fees paid indirectly.................    10,842,199    2,914,196    2,829,805    545,658
                                                              -------------  -----------  ----------- ----------
   Fees waived and expenses reimbursed by investment
    adviser (Note 3).........................................             -            -            -    (34,905)
   Fees paid indirectly (Note 7).............................             -      (23,037)           -          -
                                                              -------------  -----------  ----------- ----------
   Net expenses..............................................    10,842,199    2,891,159    2,829,805    510,753
                                                              -------------  -----------  ----------- ----------
Net investment income (loss).................................    30,676,749      132,918   20,476,669    245,875
                                                              -------------  -----------  ----------- ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 AND FOREIGN CURRENCIES:
  Net realized gain (loss) on investments (unaffiliated)**...   209,088,074   29,219,330       65,553  1,502,841
  Net realized gain (loss) on investments (affiliated).......             -            -            -          -
  Net realized gain (loss) on securities sold short..........             -            -            -          -
  Net realized gain (loss) on futures contracts and written
   options contracts.........................................    (6,378,921)           -            -    (64,371)
  Net realized foreign exchange gain (loss) on other assets
   and liabilities...........................................             -       (6,253)           -          -
  Net realized gain (loss) on disposal of investments in
   violation of investments restrictions (Note 3)............             -            -            -          -
  Net increase from payment by affiliates (Note 3)...........             -            -            -          -
                                                              -------------  -----------  ----------- ----------
Net realized gain (loss) on investments and foreign
 currencies..................................................   202,709,153   29,213,077       65,553  1,438,470
                                                              -------------  -----------  ----------- ----------
  Change in unrealized appreciation (depreciation) on
   investments (unaffiliated)................................  (346,667,845)  (2,294,063)           -  1,849,760
  Change in unrealized appreciation (depreciation) on
   investments (affiliated)..................................             -            -            -          -
  Change in unrealized appreciation (depreciation) on
   futures contracts and written options contracts...........    (2,789,016)           -            -    302,726
  Change in unrealized foreign exchange gain (loss) on
   other assets and liabilities..............................             -       (3,449)           -          -
  Change in unrealized appreciation (depreciation) on
   securities sold short.....................................             -            -            -          -
  Change in accrued capital gains tax on unrealized
   appreciation (depreciation)...............................             -            -            -          -
                                                              -------------  -----------  ----------- ----------
Net unrealized gain (loss) on investments and foreign
 currencies..................................................  (349,456,861)  (2,297,512)           -  2,152,486
                                                              -------------  -----------  ----------- ----------
Net realized and unrealized gain (loss) on investments and
 foreign currencies..........................................  (146,747,708)  26,915,565       65,553  3,590,956
                                                              -------------  -----------  ----------- ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS............................................. $(116,070,959) $27,048,483  $20,542,222 $3,836,831
                                                              =============  ===========  =========== ==========
*Net of foreign withholding taxes on interest and
 dividends of................................................ $           -  $    44,512  $         - $    5,096
                                                              -------------  -----------  ----------- ----------
**Net of foreign withholding taxes on capital gains of....... $           -  $         -  $         - $        -
                                                              -------------  -----------  ----------- ----------

See Notes to Financial Statements

AIG Retirement Company I
STATEMENTS OF OPERATIONS -- For the Year Ended May 31, 2008 -- (continued)
--------------------------------------------------------------------------------

                                                                                         SMALL CAP
                                                                           SCIENCE &     AGGRESSIVE                  SMALL CAP
                                                              REAL ESTATE  TECHNOLOGY      GROWTH      SMALL CAP       INDEX
                                                                 FUND+        FUND          FUND         FUND          FUND
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends (unaffiliated)..................................... $   74,996  $  5,807,809  $   142,768  $  4,623,497  $  14,180,527
Dividends (affiliated).......................................          -             -            -             -              -
Securities lending income....................................          -       717,447      103,326       748,367      2,973,923
Interest (unaffiliated)......................................      4,156     1,736,735       49,943       187,101      2,328,856
                                                              ----------  ------------  -----------  ------------  -------------
   Total investment income*..................................     79,152     8,261,991      296,037     5,558,965     19,483,306
                                                              ----------  ------------  -----------  ------------  -------------
EXPENSES:
Investment advisory and management fees......................     18,951     8,126,383      521,812     3,879,503      3,268,131
Administrative service fee...................................      1,769       648,643       42,973       309,441        775,077
Transfer agent fees and expenses.............................      1,846         7,360        1,184         1,614          8,108
Registration fees............................................          -             -            -             -              -
Custodian fees...............................................     37,262       214,484       41,646       240,338        220,159
Reports to shareholders......................................     15,850       167,447       36,927        93,999        202,018
Audit and tax fees...........................................     18,878        23,963       19,383        24,451         23,682
Legal fees...................................................     19,500        11,590       19,979         8,875         13,621
Directors' fees and expenses.................................      5,444        80,518        7,402        41,914        101,774
Interest expense.............................................          -           344          152         3,667            491
Other expenses...............................................      7,800        11,390        7,849        16,877         16,932
                                                              ----------  ------------  -----------  ------------  -------------
   Total expenses before fee waivers, expense
    reimbursements, and fees paid indirectly.................    127,300     9,292,122      699,307     4,620,679      4,629,993
                                                              ----------  ------------  -----------  ------------  -------------
   Fees waived and expenses reimbursed by investment
    adviser (Note 3).........................................   (103,296)            -      (85,411)     (425,685)             -
   Fees paid indirectly (Note 7).............................          -      (124,985)     (17,172)      (14,591)             -
                                                              ----------  ------------  -----------  ------------  -------------
   Net expenses..............................................     24,004     9,167,137      596,724     4,180,403      4,629,993
                                                              ----------  ------------  -----------  ------------  -------------
Net investment income (loss).................................     55,148      (905,146)    (300,687)    1,378,562     14,853,313
                                                              ----------  ------------  -----------  ------------  -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES:
  Net realized gain (loss) on investments
   (unaffiliated)**..........................................    134,962    85,747,629    4,598,757   (18,772,592)    73,024,118
  Net realized gain (loss) on investments (affiliated).......          -             -            -             -              -
  Net realized gain (loss) on securities sold short..........          -             -            -             -              -
  Net realized gain (loss) on futures contracts and written
   options contracts.........................................          -        20,668            -             -    (10,542,989)
  Net realized foreign exchange gain (loss) on other
   assets and liabilities....................................     (5,052)        4,500            -           (18)             -
  Net realized gain (loss) on disposal of investments in
   violation of investments restrictions (Note 3)............          -             -            -             -              -
  Net increase from payment by affiliates (Note 3)...........          -             -            -             -              -
                                                              ----------  ------------  -----------  ------------  -------------
Net realized gain (loss) on investments and foreign
 currencies..................................................    129,910    85,772,797    4,598,757   (18,772,610)    62,481,129
                                                              ----------  ------------  -----------  ------------  -------------
  Change in unrealized appreciation (depreciation) on
   investments (unaffiliated)................................    986,034   (37,867,243)  (8,138,532)  (64,296,207)  (219,270,222)
  Change in unrealized appreciation (depreciation) on
   investments (affiliated)..................................          -             -            -             -              -
  Change in unrealized appreciation (depreciation) on
   futures contracts and written options contracts...........          -        37,409            -             -     (1,901,361)
  Change in unrealized foreign exchange gain (loss) on
   other assets and liabilities..............................       (607)       40,717            -            39              -
  Change in unrealized appreciation (depreciation) on
   securities sold short.....................................          -             -            -             -              -
  Change in accrued capital gains tax on unrealized
   appreciation (depreciation)...............................          -             -            -             -              -
                                                              ----------  ------------  -----------  ------------  -------------
Net unrealized gain (loss) on investments and foreign
 currencies..................................................    985,427   (37,789,117)  (8,138,532)  (64,296,168)  (221,171,583)
                                                              ----------  ------------  -----------  ------------  -------------
Net realized and unrealized gain (loss) on investments and
 foreign currencies..........................................  1,115,337    47,983,680   (3,539,775)  (83,068,778)  (158,690,454)
                                                              ----------  ------------  -----------  ------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS............................................. $1,170,485  $ 47,078,534  $(3,840,462) $(81,690,216) $(143,837,141)
                                                              ==========  ============  ===========  ============  =============
*Net of foreign withholding taxes on interest and
 dividends of................................................ $    3,484  $    169,197  $         -  $      6,287  $       3,272
                                                              ----------  ------------  -----------  ------------  -------------
**Net of foreign withholding taxes on capital gains of....... $        -  $          -  $         -  $          -  $           -
                                                              ----------  ------------  -----------  ------------  -------------

                                                                SMALL CAP
                                                                 SPECIAL      SMALL-MID
                                                                 VALUES        GROWTH      STOCK INDEX
                                                                  FUND          FUND          FUND        VALUE FUND
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends (unaffiliated)..................................... $  5,193,230  $    562,125  $  93,576,309  $ 2,867,922
Dividends (affiliated).......................................            -             -        582,160            -
Securities lending income....................................      494,136       275,851        956,988            -
Interest (unaffiliated)......................................      281,149        48,291      1,415,995      245,251
                                                              ------------  ------------  -------------  -----------
   Total investment income*..................................    5,968,515       886,267     96,531,452    3,113,173
                                                              ------------  ------------  -------------  -----------
EXPENSES:
Investment advisory and management fees......................    2,245,178     1,120,529     11,640,334    1,069,857
Administrative service fee...................................      209,550        92,279      3,389,921       96,119
Transfer agent fees and expenses.............................        1,184         1,184         12,963        2,865
Registration fees............................................            -             -              -            -
Custodian fees...............................................      118,296        44,602        457,995       43,366
Reports to shareholders......................................      111,628        54,588        871,290       21,107
Audit and tax fees...........................................       21,633        19,972         23,843       21,651
Legal fees...................................................        9,051         7,771         71,639        6,967
Directors' fees and expenses.................................       30,930        14,054        440,078       10,429
Interest expense.............................................        3,850             -          5,733            -
Other expenses...............................................       13,385         9,273        122,570        7,343
                                                              ------------  ------------  -------------  -----------
   Total expenses before fee waivers, expense
    reimbursements, and fees paid indirectly.................    2,764,685     1,364,252     17,036,366    1,279,704
                                                              ------------  ------------  -------------  -----------
   Fees waived and expenses reimbursed by investment
    adviser (Note 3).........................................      (70,471)      (45,982)             -      (75,695)
   Fees paid indirectly (Note 7).............................      (77,492)      (13,748)             -            -
                                                              ------------  ------------  -------------  -----------
   Net expenses..............................................    2,616,722     1,304,522     17,036,366    1,204,009
                                                              ------------  ------------  -------------  -----------
Net investment income (loss).................................    3,351,793      (418,255)    79,495,086    1,909,164
                                                              ------------  ------------  -------------  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES:
  Net realized gain (loss) on investments
   (unaffiliated)**..........................................     (664,046)  (18,338,457)   337,416,506   (5,305,087)
  Net realized gain (loss) on investments (affiliated).......            -             -      5,169,804            -
  Net realized gain (loss) on securities sold short..........            -             -              -            -
  Net realized gain (loss) on futures contracts and written
   options contracts.........................................            -      (417,893)    (7,822,429)           -
  Net realized foreign exchange gain (loss) on other
   assets and liabilities....................................            -             -              -       (2,430)
  Net realized gain (loss) on disposal of investments in
   violation of investments restrictions (Note 3)............            -             -              -            -
  Net increase from payment by affiliates (Note 3)...........            -             -              -            -
                                                              ------------  ------------  -------------  -----------
Net realized gain (loss) on investments and foreign
 currencies..................................................     (664,046)  (18,756,350)   334,763,881   (5,307,517)
                                                              ------------  ------------  -------------  -----------
  Change in unrealized appreciation (depreciation) on
   investments (unaffiliated)................................  (67,781,274)   (2,218,844)  (755,302,392)  (2,466,528)
  Change in unrealized appreciation (depreciation) on
   investments (affiliated)..................................            -             -    (39,860,242)           -
  Change in unrealized appreciation (depreciation) on
   futures contracts and written options contracts...........            -       (33,761)      (404,237)           -
  Change in unrealized foreign exchange gain (loss) on
   other assets and liabilities..............................            -             -              -         (702)
  Change in unrealized appreciation (depreciation) on
   securities sold short.....................................            -             -              -            -
  Change in accrued capital gains tax on unrealized
   appreciation (depreciation)...............................            -             -              -            -
                                                              ------------  ------------  -------------  -----------
Net unrealized gain (loss) on investments and foreign
 currencies..................................................  (67,781,274)   (2,252,605)  (795,566,871)  (2,467,230)
                                                              ------------  ------------  -------------  -----------
Net realized and unrealized gain (loss) on investments and
 foreign currencies..........................................  (68,445,320)  (21,008,955)  (460,802,990)  (7,774,747)
                                                              ------------  ------------  -------------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS............................................. $(65,093,527) $(21,427,210) $(381,307,904) $(5,865,583)
                                                              ============  ============  =============  ===========
*Net of foreign withholding taxes on interest and
 dividends of................................................ $          -  $          4  $           -  $   138,573
                                                              ------------  ------------  -------------  -----------
**Net of foreign withholding taxes on capital gains of....... $          -  $          -  $           -  $         -
                                                              ------------  ------------  -------------  -----------

+  For the Period March 10, 2008 to May 31, 2008

See Notes to Financial Statements

AIG Retirement Company I
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               ASSET ALLOCATION                BLUE CHIP
                                                                     FUND                     GROWTH FUND
                                                          --------------------------  --------------------------
                                                            For the       For the       For the       For the
                                                           Year Ended    Year Ended    Year Ended    Year Ended
                                                            May 31,       May 31,       May 31,       May 31,
                                                              2008          2007          2008          2007
                                                          ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)............................. $  4,512,009  $  4,819,330  $    567,509  $    298,239
  Net realized gain (loss) on investments and foreign
   currencies............................................    1,115,272     9,456,714    (1,157,770)    1,987,326
  Net unrealized gain (loss) on investments and foreign
   currencies............................................  (12,153,748)   13,795,374    14,450,432    15,398,240
                                                          ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 operations..............................................   (6,526,467)   28,071,418    13,860,171    17,683,805
                                                          ------------  ------------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income..................................   (4,850,592)   (2,686,441)     (304,931)     (164,717)
  Net realized gain on securities........................   (9,627,408)  (21,762,508)     (518,942)            -
                                                          ------------  ------------  ------------  ------------
Total distributions to shareholders......................  (14,478,000)  (24,448,949)     (823,873)     (164,717)
                                                          ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 6).....................      169,631     9,355,172   292,040,945    30,466,574
                                                          ------------  ------------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS..................  (20,834,836)   12,977,641   305,077,243    47,985,662
NET ASSETS:
Beginning of period......................................  177,094,884   164,117,243   113,351,818    65,366,156
                                                          ------------  ------------  ------------  ------------
End of period+........................................... $156,260,048  $177,094,884  $418,429,061  $113,351,818
                                                          ============  ============  ============  ============
+Includes accumulated undistributed net investment
 income (loss)........................................... $  4,470,760  $  4,785,529  $    548,542  $    292,635
                                                          ============  ============  ============  ============

                                                                  BROAD CAP            CAPITAL CONSERVATION
                                                              VALUE INCOME FUND                FUND
                                                          ------------------------  --------------------------
                                                            For the      For the      For the       For the
                                                           Year Ended   Year Ended   Year Ended    Year Ended
                                                            May 31,      May 31,      May 31,       May 31,
                                                              2008         2007         2008          2007
                                                          -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)............................. $   479,752  $   427,362  $  8,829,313  $ 10,049,178
  Net realized gain (loss) on investments and foreign
   currencies............................................         699      841,937    (2,409,708)    1,256,977
  Net unrealized gain (loss) on investments and foreign
   currencies............................................  (4,361,432)   5,130,668    (2,745,898)    1,857,887
                                                          -----------  -----------  ------------  ------------
Net increase (decrease) in net assets resulting from
 operations..............................................  (3,880,981)   6,399,967     3,673,707    13,164,042
                                                          -----------  -----------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income..................................    (468,004)    (271,979)  (10,132,103)   (3,178,375)
  Net realized gain on securities........................  (1,061,702)           -             -             -
                                                          -----------  -----------  ------------  ------------
Total distributions to shareholders......................  (1,529,706)    (271,979)  (10,132,103)   (3,178,375)
                                                          -----------  -----------  ------------  ------------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 6).....................  (1,085,104)    (684,949)  (43,136,810)  (42,437,136)
                                                          -----------  -----------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS..................  (6,495,791)   5,443,039   (49,595,206)  (32,451,469)
NET ASSETS:
Beginning of period......................................  32,646,345   27,203,306   177,290,090   209,741,559
                                                          -----------  -----------  ------------  ------------
End of period+........................................... $26,150,554  $32,646,345  $127,694,884  $177,290,090
                                                          ===========  ===========  ============  ============
+Includes accumulated undistributed net investment
 income (loss)........................................... $   182,805  $   180,916  $  8,812,545  $ 10,066,247
                                                          ===========  ===========  ============  ============

See Notes to Financial Statements

AIG Retirement Company I
STATEMENTS OF CHANGES IN NET ASSETS -- (continued)
--------------------------------------------------------------------------------

                                                              CORE EQUITY FUND             CORE VALUE FUND
                                                        ---------------------------  --------------------------
                                                           For the       For the       For the       For the
                                                          Year Ended    Year Ended    Year Ended    Year Ended
                                                           May 31,       May 31,       May 31,       May 31,
                                                             2008          2007          2008          2007
                                                        -------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)........................... $   3,281,659  $  3,856,171  $  3,626,818  $  3,782,692
  Net realized gain (loss) on investments and foreign
   currencies..........................................     1,633,285    65,683,875     6,799,545    10,955,684
  Net unrealized gain (loss) on investments and
   foreign currencies..................................   (43,879,273)    8,730,639   (41,336,655)   39,133,375
                                                        -------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 operations............................................   (38,964,329)   78,270,685   (30,910,292)   53,871,751
                                                        -------------  ------------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income................................    (3,867,556)   (3,049,676)   (3,800,245)   (1,900,003)
  Net realized gain on securities......................             -             -    (7,127,844)            -
                                                        -------------  ------------  ------------  ------------
Total distributions to shareholders....................    (3,867,556)   (3,049,676)  (10,928,089)   (1,900,003)
                                                        -------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 6)...................   (60,320,423)  (91,843,284)  (26,175,081)  (35,488,752)
                                                        -------------  ------------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS................  (103,152,308)  (16,622,275)  (68,013,462)   16,482,996
NET ASSETS:
Beginning of period....................................   453,147,348   469,769,623   247,710,761   231,227,765
                                                        -------------  ------------  ------------  ------------
End of period+......................................... $ 349,995,040  $453,147,348  $179,697,299  $247,710,761
                                                        =============  ============  ============  ============
+Includes accumulated undistributed net investment
 income (loss)......................................... $   3,060,101  $  3,645,998  $  3,555,212  $  3,728,561
                                                        =============  ============  ============  ============

                                                              FOREIGN VALUE FUND            GLOBAL EQUITY FUND
                                                        ------------------------------  --------------------------
                                                           For the         For the        For the       For the
                                                          Year Ended      Year Ended     Year Ended    Year Ended
                                                           May 31,         May 31,        May 31,       May 31,
                                                             2008            2007           2008          2007
                                                        --------------  --------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)........................... $   29,261,128  $   17,522,981  $  6,012,210  $  6,019,510
  Net realized gain (loss) on investments and foreign
   currencies..........................................     61,576,451      31,819,524    19,156,277    26,840,541
  Net unrealized gain (loss) on investments and
   foreign currencies..................................   (122,338,910)    127,724,830   (69,204,971)   81,108,618
                                                        --------------  --------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 operations............................................    (31,501,331)    177,067,335   (44,036,484)  113,968,669
                                                        --------------  --------------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income................................     (9,099,335)     (8,750,042)   (7,786,321)   (5,395,008)
  Net realized gain on securities......................    (31,801,409)        (26,891)  (22,111,834)     (161,091)
                                                        --------------  --------------  ------------  ------------
Total distributions to shareholders....................    (40,900,744)     (8,776,933)  (29,898,155)   (5,556,099)
                                                        --------------  --------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 6)...................    (25,644,410)    172,292,491    (3,280,793)  (48,045,512)
                                                        --------------  --------------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS................    (98,046,485)    340,582,893   (77,215,432)   60,367,058
NET ASSETS:
Beginning of period....................................  1,044,980,433     704,397,540   472,641,824   412,274,766
                                                        --------------  --------------  ------------  ------------
End of period+......................................... $  946,933,948  $1,044,980,433  $395,426,392  $472,641,824
                                                        ==============  ==============  ============  ============
+Includes accumulated undistributed net investment
 income (loss)......................................... $   29,866,491  $    9,040,166  $  3,487,858  $  5,832,867
                                                        ==============  ==============  ============  ============

See Notes to Financial Statements

AIG Retirement Company I
STATEMENTS OF CHANGES IN NET ASSETS -- (continued)
--------------------------------------------------------------------------------

                                                          GLOBAL SOCIAL AWARENESS         GLOBAL STRATEGY
                                                                   FUND                        FUND
                                                        --------------------------  --------------------------
                                                          For the       For the       For the       For the
                                                         Year Ended    Year Ended    Year Ended    Year Ended
                                                          May 31,       May 31,       May 31,       May 31,
                                                            2008          2007          2008          2007
                                                        ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)........................... $  9,085,898  $  5,498,185  $ 15,751,459  $ 11,329,023
  Net realized gain (loss) on investments and foreign
   currencies..........................................   15,856,131    43,974,522    19,042,792    10,275,543
  Net unrealized gain (loss) on investments and
   foreign currencies..................................  (42,378,345)   35,045,883   (32,247,594)   65,666,735
                                                        ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 operations............................................  (17,436,316)   84,518,590     2,546,657    87,271,301
                                                        ------------  ------------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income................................   (5,496,328)   (2,907,560)   (7,140,085)   (5,948,788)
  Net realized gain on securities......................  (46,803,168)  (17,525,871)   (7,778,495)   (1,586,148)
                                                        ------------  ------------  ------------  ------------
Total distributions to shareholders....................  (52,299,496)  (20,433,431)  (14,918,580)   (7,534,936)
                                                        ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 6)...................  167,059,826    22,007,406    (1,538,108)   16,829,271
                                                        ------------  ------------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS................   97,324,014    86,092,565   (13,910,031)   96,565,636
NET ASSETS:
Beginning of period....................................  468,159,260   382,066,695   509,885,021   413,319,385
                                                        ------------  ------------  ------------  ------------
End of period+......................................... $565,483,274  $468,159,260  $495,974,990  $509,885,021
                                                        ============  ============  ============  ============
+Includes accumulated undistributed net investment
 income (loss)......................................... $  9,364,480  $  5,397,346  $ 24,976,139  $  6,535,363
                                                        ============  ============  ============  ============

                                                           GOVERNMENT SECURITIES                GROWTH
                                                                   FUND                          FUND
                                                        --------------------------  ------------------------------
                                                          For the       For the        For the         For the
                                                         Year Ended    Year Ended     Year Ended      Year Ended
                                                          May 31,       May 31,        May 31,         May 31,
                                                            2008          2007           2008            2007
                                                        ------------  ------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)........................... $  4,855,030  $  4,642,147  $    2,200,862  $     (925,461)
  Net realized gain (loss) on investments and foreign
   currencies..........................................      592,831    (1,523,593)    163,441,813     (48,737,473)
  Net unrealized gain (loss) on investments and
   foreign currencies..................................    1,012,893     2,562,455     (81,835,417)    157,656,169
                                                        ------------  ------------  --------------  --------------
Net increase (decrease) in net assets resulting from
 operations............................................    6,460,754     5,681,009      83,807,258     107,993,235
                                                        ------------  ------------  --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income................................   (4,668,688)   (2,583,720)              -        (127,665)
  Net realized gain on securities......................            -             -               -               -
                                                        ------------  ------------  --------------  --------------
Total distributions to shareholders....................   (4,668,688)   (2,583,720)              -        (127,665)
                                                        ------------  ------------  --------------  --------------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 6)...................   66,366,198   (15,697,933)   (145,940,715)   (259,920,608)
                                                        ------------  ------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS................   68,158,264   (12,600,644)    (62,133,457)   (152,055,038)
NET ASSETS:
Beginning of period....................................  103,483,229   116,083,873   1,025,501,058   1,177,556,096
                                                        ------------  ------------  --------------  --------------
End of period+......................................... $171,641,493  $103,483,229  $  963,367,601  $1,025,501,058
                                                        ============  ============  ==============  ==============
+Includes accumulated undistributed net investment
 income (loss)......................................... $  4,817,879  $  4,617,903  $     (330,626) $     (458,871)
                                                        ============  ============  ==============  ==============

See Notes to Financial Statements

AIG Retirement Company I
STATEMENTS OF CHANGES IN NET ASSETS -- (continued)
--------------------------------------------------------------------------------

                                                                GROWTH & INCOME             HEALTH SCIENCES
                                                                     FUND                        FUND
                                                          --------------------------  --------------------------
                                                            For the       For the       For the       For the
                                                           Year Ended    Year Ended    Year Ended    Year Ended
                                                            May 31,       May 31,       May 31,       May 31,
                                                              2008          2007          2008          2007
                                                          ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)............................. $  2,148,074  $  1,721,691  $ (1,234,317) $ (1,042,169)
  Net realized gain (loss) on investments and foreign
   currencies............................................    4,484,192    16,609,063    19,080,327    17,856,506
  Net unrealized gain (loss) on investments and foreign
   currencies............................................  (11,745,306)    9,689,330   (18,467,998)   22,217,234
                                                          ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 operations..............................................   (5,113,040)   28,020,084      (621,988)   39,031,571
                                                          ------------  ------------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income..................................   (1,732,536)     (952,162)            -             -
  Net realized gain on securities........................   (6,185,584)            -   (17,447,281)  (22,523,320)
                                                          ------------  ------------  ------------  ------------
Total distributions to shareholders......................   (7,918,120)     (952,162)  (17,447,281)  (22,523,320)
                                                          ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 6).....................   (6,595,197)  (22,664,757)   19,993,692    (1,142,712)
                                                          ------------  ------------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS..................  (19,626,357)    4,403,165     1,924,423    15,365,539
NET ASSETS:
Beginning of period......................................  149,282,894   144,879,729   196,443,890   181,078,351
                                                          ------------  ------------  ------------  ------------
End of period+........................................... $129,656,537  $149,282,894  $198,368,313  $196,443,890
                                                          ============  ============  ============  ============
+Includes accumulated undistributed net investment
 income (loss)........................................... $  2,084,072  $  1,668,534  $   (235,990) $   (355,885)
                                                          ============  ============  ============  ============

                                                             INFLATION PROTECTED         INTERNATIONAL EQUITIES
                                                                     FUND                         FUND
                                                          -------------------------  ------------------------------
                                                            For the       For the       For the         For the
                                                           Year Ended    Year Ended    Year Ended      Year Ended
                                                            May 31,       May 31,       May 31,         May 31,
                                                              2008          2007          2008            2007
                                                          ------------  -----------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)............................. $  2,597,503  $   646,783  $   31,568,388  $   23,096,176
  Net realized gain (loss) on investments and foreign
   currencies............................................     (304,842)    (515,205)    108,526,590      23,095,002
  Net unrealized gain (loss) on investments and foreign
   currencies............................................   (2,302,551)     396,779    (186,160,079)    163,349,008
                                                          ------------  -----------  --------------  --------------
Net increase (decrease) in net assets resulting from
 operations..............................................       (9,890)     528,357     (46,065,101)    209,540,186
                                                          ------------  -----------  --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income..................................     (661,802)    (545,426)    (27,305,340)    (14,517,260)
  Net realized gain on securities........................            -            -     (22,846,524)    (54,963,299)
                                                          ------------  -----------  --------------  --------------
Total distributions to shareholders......................     (661,802)    (545,426)    (50,151,864)    (69,480,559)
                                                          ------------  -----------  --------------  --------------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 6).....................  144,024,306     (277,185)    102,021,475     135,409,101
                                                          ------------  -----------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS..................  143,352,614     (294,254)      5,804,510     275,468,728
NET ASSETS:
Beginning of period......................................   15,721,823   16,016,077   1,097,045,844     821,577,116
                                                          ------------  -----------  --------------  --------------
End of period+........................................... $159,074,437  $15,721,823  $1,102,850,354  $1,097,045,844
                                                          ============  ===========  ==============  ==============
+Includes accumulated undistributed net investment
 income (loss)........................................... $  2,237,548  $   301,847  $   29,386,553  $   21,010,291
                                                          ============  ===========  ==============  ==============

See Notes to Financial Statements

AIG Retirement Company I
STATEMENTS OF CHANGES IN NET ASSETS -- (continued)
--------------------------------------------------------------------------------

                                                           INTERNATIONAL GOVERNMENT     INTERNATIONAL GROWTH I
                                                                   BOND FUND                     FUND
                                                          --------------------------  --------------------------
                                                            For the       For the       For the       For the
                                                           Year Ended    Year Ended    Year Ended    Year Ended
                                                            May 31,       May 31,       May 31,       May 31,
                                                              2008          2007          2008          2007
                                                          ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)............................. $  5,971,409  $  5,497,766  $ 10,512,291  $  6,822,672
  Net realized gain (loss) on investments and foreign
   currencies............................................    3,869,792     2,507,270    38,577,153    71,029,095
  Net unrealized gain (loss) on investments and foreign
   currencies............................................    1,713,016     2,004,479   (30,727,515)   63,053,790
                                                          ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 operations..............................................   11,554,217    10,009,515    18,361,929   140,905,557
                                                          ------------  ------------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income..................................   (6,982,316)   (5,563,672)   (6,162,164)   (9,266,849)
  Net realized gain on securities........................     (948,633)   (4,444,582)            -             -
                                                          ------------  ------------  ------------  ------------
Total distributions to shareholders......................   (7,930,949)  (10,008,254)   (6,162,164)   (9,266,849)
                                                          ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 6).....................   39,791,308    (1,629,803)   45,784,022    41,454,149
                                                          ------------  ------------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS..................   43,414,576    (1,628,542)   57,983,787   173,092,857
NET ASSETS:
Beginning of period......................................  135,776,616   137,405,158   668,273,877   495,181,020
                                                          ------------  ------------  ------------  ------------
End of period+........................................... $179,191,192  $135,776,616  $726,257,664  $668,273,877
                                                          ============  ============  ============  ============
+Includes accumulated undistributed net investment
 income (loss)........................................... $  3,608,739  $  3,390,638  $  9,760,747  $  4,226,999
                                                          ============  ============  ============  ============

                                                                LARGE CAP CORE            LARGE CAPITAL GROWTH
                                                                     FUND                         FUND
                                                          --------------------------  ---------------------------
                                                            For the       For the       For the        For the
                                                           Year Ended    Year Ended    Year Ended     Year Ended
                                                            May 31,       May 31,       May 31,        May 31,
                                                              2008          2007          2008           2007
                                                          -----------  -------------  ------------  -------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)............................. $   701,679  $   1,363,722  $  1,489,103  $   2,492,058
  Net realized gain (loss) on investments and foreign
   currencies............................................   5,274,556      2,048,222     7,772,330      5,788,196
  Net unrealized gain (loss) on investments and foreign
   currencies............................................  (8,599,407)    13,858,715    (5,560,795)    91,850,752
                                                          -----------  -------------  ------------  -------------
Net increase (decrease) in net assets resulting from
 operations..............................................  (2,623,172)    17,270,659     3,700,638    100,131,006
                                                          -----------  -------------  ------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income..................................    (514,741)      (927,751)   (1,208,448)    (1,326,497)
  Net realized gain on securities........................  (2,756,507)             -             -              -
                                                          -----------  -------------  ------------  -------------
Total distributions to shareholders......................  (3,271,248)      (927,751)   (1,208,448)    (1,326,497)
                                                          -----------  -------------  ------------  -------------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 6).....................   2,552,569   (104,194,933)  (70,072,976)  (120,228,996)
                                                          -----------  -------------  ------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS..................  (3,341,851)   (87,852,025)  (67,580,786)   (21,424,487)
NET ASSETS:
Beginning of period......................................  88,186,155    176,038,180   586,874,711    608,299,198
                                                          -----------  -------------  ------------  -------------
End of period+........................................... $84,844,304  $  88,186,155  $519,293,925  $ 586,874,711
                                                          ===========  =============  ============  =============
+Includes accumulated undistributed net investment
 income (loss)........................................... $   697,493  $     511,089  $  1,436,148  $   1,199,346
                                                          ===========  =============  ============  =============

See Notes to Financial Statements

AIG Retirement Company I
STATEMENTS OF CHANGES IN NET ASSETS -- (continued)
--------------------------------------------------------------------------------

                                                                   MID CAP INDEX           MID CAP STRATEGIC GROWTH
                                                                       FUND                          FUND
                                                          ------------------------------  --------------------------
                                                             For the         For the        For the       For the
                                                            Year Ended      Year Ended     Year Ended    Year Ended
                                                             May 31,         May 31,        May 31,       May 31,
                                                               2008            2007           2008          2007
                                                          --------------  --------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)............................. $   30,676,749  $   32,905,409  $    132,918  $     24,042
  Net realized gain (loss) on investments and foreign
   currencies............................................    202,709,153     185,995,978    29,213,077    10,743,417
  Net unrealized gain (loss) on investments and foreign
   currencies............................................   (349,456,861)    299,369,487    (2,297,512)   45,146,545
                                                          --------------  --------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 operations..............................................   (116,070,959)    518,270,874    27,048,483    55,914,004
                                                          --------------  --------------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income..................................    (34,703,346)    (12,378,922)            -      (147,349)
  Net realized gain on securities........................   (194,031,697)   (172,406,792)   (8,629,895)            -
                                                          --------------  --------------  ------------  ------------
Total distributions to shareholders......................   (228,735,043)   (184,785,714)   (8,629,895)     (147,349)
                                                          --------------  --------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 6).....................    (50,991,328)    339,900,368    19,240,750   (86,744,648)
                                                          --------------  --------------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS..................   (395,797,330)    673,385,528    37,659,338   (30,977,993)
NET ASSETS:
Beginning of period......................................  3,071,995,289   2,398,609,761   329,635,424   360,613,417
                                                          --------------  --------------  ------------  ------------
End of period+........................................... $2,676,197,959  $3,071,995,289  $367,294,762  $329,635,424
                                                          ==============  ==============  ============  ============
+Includes accumulated undistributed net investment
 income (loss)........................................... $   30,498,065  $   34,524,660  $  1,053,429  $     52,524
                                                          ==============  ==============  ============  ============

                                                                MONEY MARKET I           NASDAQ-100(R) INDEX
                                                                     FUND                        FUND
                                                          --------------------------  -------------------------
                                                            For the       For the       For the      For the
                                                           Year Ended    Year Ended    Year Ended   Year Ended
                                                            May 31,       May 31,       May 31,      May 31,
                                                              2008          2007          2008         2007
                                                          ------------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)............................. $ 20,476,669  $ 22,979,703  $   245,875  $     65,022
  Net realized gain (loss) on investments and foreign
   currencies............................................       65,553             -    1,438,470     6,191,617
  Net unrealized gain (loss) on investments and foreign
   currencies............................................            -             -    2,152,486     9,963,275
                                                          ------------  ------------  -----------  ------------
Net increase (decrease) in net assets resulting from
 operations..............................................   20,542,222    22,979,703    3,836,831    16,219,914
                                                          ------------  ------------  -----------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income..................................  (20,476,669)  (22,979,703)     (73,271)      (64,720)
  Net realized gain on securities........................            -             -            -             -
                                                          ------------  ------------  -----------  ------------
Total distributions to shareholders......................  (20,476,669)  (22,979,703)     (73,271)      (64,720)
                                                          ------------  ------------  -----------  ------------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 6).....................   56,016,740    73,724,044   10,858,101   (15,027,106)
                                                          ------------  ------------  -----------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS..................   56,082,293    73,724,044   14,621,661     1,128,088
NET ASSETS:
Beginning of period......................................  516,352,112   442,628,068   83,647,049    82,518,961
                                                          ------------  ------------  -----------  ------------
End of period+........................................... $572,434,405  $516,352,112  $98,268,710  $ 83,647,049
                                                          ============  ============  ===========  ============
+Includes accumulated undistributed net investment
 income (loss)........................................... $          -  $          -  $   230,248  $     57,644
                                                          ============  ============  ===========  ============

See Notes to Financial Statements

AIG Retirement Company I
STATEMENTS OF CHANGES IN NET ASSETS -- (continued)
--------------------------------------------------------------------------------

                                                                                           SCIENCE & TECHNOLOGY
                                                                    REAL ESTATE FUND               FUND
                                                                    ----------------- -----------------------------
                                                                         For the         For the        For the
                                                                      Period Ended      Year Ended     Year Ended
                                                                    March 10*-May 31,    May 31,        May 31,
                                                                          2008             2008           2007
                                                                    ----------------- -------------  --------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss).......................................    $    55,148    $    (905,146) $   (3,623,642)
  Net realized gain (loss) on investments and foreign currencies...        129,910       85,772,797      42,481,954
  Net unrealized gain (loss) on investments and foreign
   currencies......................................................        985,427      (37,789,117)    125,737,552
                                                                       -----------    -------------  --------------
Net increase (decrease) in net assets resulting from operations....      1,170,485       47,078,534     164,595,864
                                                                       -----------    -------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income............................................              -                -               -
  Net realized gain on securities..................................              -                -               -
                                                                       -----------    -------------  --------------
Total distributions to shareholders................................              -                -               -
                                                                       -----------    -------------  --------------
Net increase (decrease) in net assets resulting from capital share
 transactions (Note 6).............................................     27,960,683     (104,138,221)   (227,589,161)
                                                                       -----------    -------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS............................     29,131,168      (57,059,687)    (62,993,297)
NET ASSETS:
Beginning of period................................................              -      965,649,998   1,028,643,295
                                                                       -----------    -------------  --------------
End of period+.....................................................    $29,131,168    $ 908,590,311  $  965,649,998
                                                                       ===========    =============  ==============
+Includes accumulated undistributed net investment income
 (loss)............................................................    $    78,306    $     (70,029) $     (843,940)
                                                                       ===========    =============  ==============

                                                                       SMALL CAP AGGRESSIVE             SMALL CAP
                                                                           GROWTH FUND                     FUND
                                                                    -------------------------  ---------------------------
                                                                      For the      For the        For the       For the
                                                                     Year Ended   Year Ended     Year Ended    Year Ended
                                                                      May 31,      May 31,        May 31,       May 31,
                                                                        2008         2007           2008          2007
                                                                    -----------  ------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)....................................... $  (300,687) $   (414,290) $   1,378,562  $    226,182
  Net realized gain (loss) on investments and foreign currencies...   4,598,757       353,098    (18,772,610)   52,656,778
  Net unrealized gain (loss) on investments and foreign
   currencies......................................................  (8,138,532)    6,163,840    (64,296,168)   14,740,035
                                                                    -----------  ------------  -------------  ------------
Net increase (decrease) in net assets resulting from operations....  (3,840,462)    6,102,648    (81,690,216)   67,622,995
                                                                    -----------  ------------  -------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income............................................           -             -       (162,397)            -
  Net realized gain on securities..................................     (12,217)      (52,480)   (52,950,679)  (43,145,035)
                                                                    -----------  ------------  -------------  ------------
Total distributions to shareholders................................     (12,217)      (52,480)   (53,113,076)  (43,145,035)
                                                                    -----------  ------------  -------------  ------------
Net increase (decrease) in net assets resulting from capital share
 transactions (Note 6).............................................  16,974,823   (15,797,812)   (27,209,578)  (82,514,896)
                                                                    -----------  ------------  -------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS............................  13,122,144    (9,747,644)  (162,012,870)  (58,036,936)
NET ASSETS:
Beginning of period................................................  51,911,224    61,658,868    553,319,342   611,356,278
                                                                    -----------  ------------  -------------  ------------
End of period+..................................................... $65,033,368  $ 51,911,224  $ 391,306,472  $553,319,342
                                                                    ===========  ============  =============  ============
+Includes accumulated undistributed net investment income
 (loss)............................................................ $   196,456  $     11,450  $   1,375,063  $    158,916
                                                                    ===========  ============  =============  ============

--------
*Commencement of operations.

See Notes to Financial Statements

AIG Retirement Company I
STATEMENTS OF CHANGES IN NET ASSETS -- (continued)
--------------------------------------------------------------------------------

                                               SMALL CAP INDEX              SMALL CAP SPECIAL                SMALL-MID
                                                    FUND                       VALUES FUND                  GROWTH FUND
                                       ------------------------------  ---------------------------  --------------------------
                                          For the         For the         For the       For the       For the       For the
                                         Year Ended      Year Ended      Year Ended    Year Ended    Year Ended    Year Ended
                                          May 31,         May 31,         May 31,       May 31,       May 31,       May 31,
                                            2008            2007            2008          2007          2008          2007
                                       --------------  --------------  -------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss).......... $   14,853,313  $   13,077,619  $   3,351,793  $  4,126,788  $   (418,255) $   (316,023)
  Net realized gain (loss) on
   investments and foreign
   currencies.........................     62,481,129      85,384,371       (664,046)   17,590,197   (18,756,350)    1,479,304
  Net unrealized gain (loss) on
   investments and foreign
   currencies.........................   (221,171,583)     92,039,824    (67,781,274)   46,789,947    (2,252,605)   17,689,887
                                       --------------  --------------  -------------  ------------  ------------  ------------
Net increase (decrease) in net assets
 resulting from operations............   (143,837,141)    190,501,814    (65,093,527)   68,506,932   (21,427,210)   18,853,168
                                       --------------  --------------  -------------  ------------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS
 FROM:
  Net investment income...............    (12,975,068)     (4,001,468)    (2,324,948)   (2,077,094)            -             -
  Net realized gain on securities.....    (89,670,382)    (53,691,007)   (16,582,738)   (1,468,674)            -             -
                                       --------------  --------------  -------------  ------------  ------------  ------------
Total distributions to shareholders...   (102,645,450)    (57,692,475)   (18,907,686)   (3,545,768)            -             -
                                       --------------  --------------  -------------  ------------  ------------  ------------
Net increase (decrease) in net assets
 resulting from capital share
 transactions (Note 6)................     18,053,475     102,275,732    (46,049,506)  (51,434,226)  (22,890,760)  (49,244,620)
                                       --------------  --------------  -------------  ------------  ------------  ------------
TOTAL INCREASE (DECREASE) IN
 NET ASSETS...........................   (228,429,116)    235,085,071   (130,050,719)   13,526,938   (44,317,970)  (30,391,452)
NET ASSETS:
Beginning of period...................  1,218,827,466     983,742,395    386,817,442   373,290,504   162,945,508   193,336,960
                                       --------------  --------------  -------------  ------------  ------------  ------------
End of period+........................ $  990,398,350  $1,218,827,466  $ 256,766,723  $386,817,442  $118,627,538  $162,945,508
                                       ==============  ==============  =============  ============  ============  ============
+Includes accumulated undistributed
 net investment income (loss)......... $   15,206,067  $   13,317,294  $   3,206,013  $  2,179,168  $    294,466  $     39,525
                                       ==============  ==============  =============  ============  ============  ============

                                               STOCK INDEX FUND                  VALUE FUND
                                       -------------------------------  ---------------------------
                                           For the         For the        For the        For the
                                          Year Ended      Year Ended     Year Ended     Year Ended
                                           May 31,         May 31,        May 31,        May 31,
                                             2008            2007           2008           2007
                                       ---------------  --------------  ------------  -------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss).......... $    79,495,086  $   79,276,125  $  1,909,164  $     694,625
  Net realized gain (loss) on
   investments and foreign
   currencies.........................     334,763,881     251,501,605    (5,307,517)    13,321,670
  Net unrealized gain (loss) on
   investments and foreign
   currencies.........................    (795,566,871)    687,397,994    (2,467,230)     7,121,683
                                       ---------------  --------------  ------------  -------------
Net increase (decrease) in net assets
 resulting from operations............    (381,307,904)  1,018,175,724    (5,865,583)    21,137,978
                                       ---------------  --------------  ------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS
 FROM:
  Net investment income...............     (79,526,270)    (42,010,765)     (385,589)    (1,399,963)
  Net realized gain on securities.....    (246,852,747)   (162,614,517)   (7,681,476)   (10,162,766)
                                       ---------------  --------------  ------------  -------------
Total distributions to shareholders...    (326,379,017)   (204,625,282)   (8,067,065)   (11,562,729)
                                       ---------------  --------------  ------------  -------------
Net increase (decrease) in net assets
 resulting from capital share
 transactions (Note 6)................    (298,151,405)   (240,918,181)  201,538,002   (117,482,444)
                                       ---------------  --------------  ------------  -------------
TOTAL INCREASE (DECREASE) IN
 NET ASSETS...........................  (1,005,838,326)    572,632,261   187,605,354   (107,907,195)
NET ASSETS:
Beginning of period...................   5,316,921,681   4,744,289,420    89,740,397    197,647,592
                                       ---------------  --------------  ------------  -------------
End of period+........................ $ 4,311,083,355  $5,316,921,681  $277,345,751  $  89,740,397
                                       ===============  ==============  ============  =============
+Includes accumulated undistributed
 net investment income (loss)......... $    78,335,658  $   78,366,842  $  1,893,432  $     372,287
                                       ===============  ==============  ============  =============

See Notes to Financial Statements

AIG Retirement Company I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Note 1 -- Organization

 AIG Retirement Company I, formerly known as VALIC Company I, (the "Series" or "ARC I") was incorporated under the laws of Maryland on December 7, 1984, by The Variable Annuity Life Insurance Company ("VALIC"). VALIC, the investment adviser to the Series, is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). The Series is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Series consists of 33 separate mutual funds (the "Funds"), each of which issues its own separate class of capital shares:

Asset Allocation Fund               International Government Bond Fund
Blue Chip Growth Fund               Large Cap Core Fund
Broad Cap Value Income Fund         Large Capital Growth Fund
Capital Conservation Fund           Mid Cap Index Fund
Core Equity Fund                    Mid Cap Strategic Growth Fund
Core Value Fund                     Money Market I Fund
Foreign Value Fund                  Nasdaq-100(R) Index Fund
Global Equity Fund                  Real Estate Fund
Global Social Awareness Fund        Science & Technology Fund
Global Strategy Fund                Small Cap Aggressive Growth Fund
Government Securities Fund          Small Cap Fund
Growth Fund (formerly VALIC Ultra)  Small Cap Index Fund
Growth & Income Fund                Small Cap Special Values Fund
Health Sciences Fund                Small-Mid Growth Fund (formerly Small Cap Strategic Growth)
Inflation Protected Fund            Stock Index Fund
International Equities Fund         Value Fund
International Growth I Fund

 Each Fund is diversified with the exception of International Government Bond Fund, Nasdaq-100(R) Index Fund, Inflation Protected Fund, Health Sciences Fund and Real Estate Fund, which are non-diversified as defined by the 1940 Act.

 Indemnifications. Under the Funds organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business the Funds enter into contracts that may contain the obligation to indemnify others. The Funds maximum exposure under these arrangements is unknown. Currently, however, the Funds expect the risk of loss to be remote.

Note 2 -- Significant Accounting Policies

 The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements:

A. Security Valuation

 Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

 As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, a fund uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund's shares, and the Fund may determine that certain closing prices do not reflect the fair value of securities. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

 Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers.

 Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

AIG Retirement Company I
NOTES TO FINANCIAL STATEMENTS -- (continued)
--------------------------------------------------------------------------------


 Futures contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market. Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

 For the Money Market I Fund, securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act''), the Trust's Board of Trustees (the "Board'' or the "Trustees'') has adopted procedures intended to stabilize the Money Market I Fund's net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Money Market I Fund's market-based net asset value per share deviates from the Fund's amortized cost per share. For purposes of these market based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

 Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Directors.

B. Options, Futures, and Forward Currency Contracts

 Options. An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Fund for the purchase of a call or a put option is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option. When a Fund writes a call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as a liability and is subsequently marked to market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option.

 During the period ended May 31, 2008 the following Funds had options written:

                                                                             Written Options
                                                     -------------------------------------------------------------------
                                                      Core Equity Fund    Health Sciences Fund  Science & Technology Fund
                                                     ------------------  ---------------------  ------------------------
                                                     Number of Premiums  Number of   Premiums   Number of     Premiums
                                                     Contracts Received  Contracts   Received   Contracts     Received
                                                     --------- --------  --------- -----------  ---------     ---------
Options outstanding as of May 31, 2007..............     65    $ 13,963     7,801  $ 3,067,572     103       $  15,121
Options written.....................................    405     124,016    28,060   10,170,288     500          86,261
Options terminated in closing purchase transactions.    (32)     (6,874)  (21,839)  (6,430,901)   (603)       (101,382)
Options exercised...................................     --          --    (1,970)  (1,184,902)     --              --
Options expired.....................................   (291)    (69,002)   (3,049)    (791,015)     --              --
                                                       ----    --------   -------  -----------    ----        ---------
Options outstanding as of May 31, 2008..............    147    $ 62,103     9,003  $ 4,831,042      --       $      --
                                                       ====    ========   =======  ===========    ====        =========

 Futures Contracts. A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant ("the broker"). A Fund's activity in futures contracts is used primarily for hedging purposes and from time to time for income enhancement. Futures contracts are conducted through regulated exchanges that minimize counter-party credit risks. A Fund's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Funds as unrealized appreciation or depreciation. Futures contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

 Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. On the settlement date, the Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

AIG Retirement Company I
NOTES TO FINANCIAL STATEMENTS -- (continued)
--------------------------------------------------------------------------------


C. Repurchase Agreements

 The Funds, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Funds' custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

 As of May 31, 2008, the following funds held an undivided interest in the joint repurchase agreement with State Street Bank & Trust Co.:

                                        Percentage Principal
                  Fund                  Ownership   Amount
                  --------------------- ---------- ----------
                  Growth & Income......    6.40%   $7,465,000
                  Large Capital Growth.    4.04%    4,705,000

 As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

 State Street Bank & Trust Co. Repurchase Agreement, dated May 30, 2008, bearing interest at a rate of 1.60% per annum, with a principal amount of $116,559,000, a repurchase price of $116,574,541, and maturity date of June 2, 2008. The repurchase agreement is collateralized by the following:

                            Interest Maturity  Principal
        Type of Collateral    Rate     Date     Amount     Market Value
        ------------------- -------- -------- ------------ ------------
        U.S. Treasury Bond.   5.00%  08/15/11 $103,945,000 $111,610,944
        U.S. Treasury Bond.   4.63%  02/29/12    6,860,000    7,280,175

 As of May 31, 2008, the following funds held an undivided interest in the joint repurchase agreement with UBS Warburg, LLC:

                                        Percentage  Principal
                 Fund                   Ownership    Amount
                 ---------------------- ---------- -----------
                 Government Securities.    2.18%   $ 5,458,000
                 Money Market I........   14.17%    35,414,000

 As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

 UBS Warburg, LLC, dated May 30, 2008, bearing interest at a rate of 2.13% per annum, with a principal amount of $250,000,000, a repurchase price of $250,044,375 and maturity date of June 2, 2008. The repurchase agreement is collateralized by the following:

                                     Interest Maturity  Principal
Type of Collateral                     Rate     Date     Amount     Market Value
------------------------------------ -------- -------- ------------ ------------
U.S. Treasury Inflation Index Bonds.   4.25%  01/15/10 $185,286,200 $255,000,133

D. Mortgage-Backed Dollar Rolls

 Certain Funds may enter into dollar roll transactions using "to be announced" ("TBA") mortgage-backed securities ("TBA Rolls"). The Funds' policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. During the year ended
May 31, 2008, none of the funds entered into dollar roll transactions.

 Dollar roll transactions involve the risk that the market value of the securities held by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may or may not exceed transaction costs.

E. Foreign Currency Translation

 The books and records of ARC I are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

 ARC I does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, ARC I does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of fund securities sold during the period.

 Realized foreign exchange gains and losses on other assets and liabilities and changes in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on a Fund's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rate.

AIG Retirement Company I
NOTES TO FINANCIAL STATEMENTS -- (continued)
--------------------------------------------------------------------------------


F. Investment Securities Loaned

 To realize additional income, a fund may lend fund securities with a value of up to 33 1/3% of its total assets. Any such loans will be continuously secured by collateral in an amount at least equal to the market value of the securities loaned. Such collateral will be cash, U.S. government securities, letters of credit, or other collateral as deemed appropriate. The Fund may use the cash collateral received to invest in short-term investments. The description of the short-term investments made with cash collateral from securities lending is included in the applicable fund's Portfolio of Investments. The risks in lending fund securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans by a fund will only be made to broker-dealers deemed by the Custodian to be creditworthy and will not be made unless, in the judgment of VALIC, the consideration to be earned from such loans would justify the risk. It is the Series' policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan. Each fund receives income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received.

G. Short Sales

 All Funds, except for the Foreign Value Fund, Money Market I Fund and Small Cap Special Values Fund, may engage in "short sales against the box." This technique involves selling either a security that a Fund owns, or a security equivalent in kind and amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. A Fund may enter into a short sale against the box to hedge against anticipated declines in the market price of fund securities. If the value of the securities sold short increases prior to the scheduled delivery date, a Fund loses the opportunity to participate in the gain. As of May 31, 2008, there were no securities sold short in the Funds.

H. Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders

 Security transactions are recorded on a trade date basis. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and capital gains distributions received are recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Interest income is accrued daily except when collection is not expected. For financial statement purposes, ARC I amortizes all premiums and accretes all discounts on fixed income securities. Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends and capital gains at various rates. India, Thailand and certain other countries' tax regulations require that taxes be paid on capital gains realized by the Fund. Common expenses incurred by ARC I are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis.

 Dividends from net investment income, if any, are normally declared and paid annually, except for the Money Market I Fund, which declares daily and pays monthly. Distributions from net realized capital gains, if any, are normally declared and paid annually.

 The Funds record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain
(loss) and net assets are not affected by these reclassifications.

 Each Fund intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provision is required. Each Fund is considered a separate entity for tax purposes.

 The funds file U.S. federal and certain state income tax returns. With few exceptions, the funds are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2004.

I. New Accounting Pronouncements

 On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. However, Registered Investment Companies are not required to implement FIN 48 until their last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. Management has evaluated the implications of FIN 48 and determined there is no impact to the financial statements.

 In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of May 31, 2008, management of the Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value.

Note 3 -- Advisory Fees and Other Transactions with Affiliates

 VALIC, an indirect wholly owned subsidiary of AIG, serves as investment adviser to ARC I. Certain officers and directors of ARC I are officers and directors of VALIC or affiliates of VALIC.

AIG Retirement Company I
NOTES TO FINANCIAL STATEMENTS -- (continued)
--------------------------------------------------------------------------------


 VALIC receives from ARC I a monthly fee based on each fund's average daily net asset value at the following annual rates.

   International Equities Fund         0.35% on the first $500 million;
                                       0.25% on the assets over $500 million
   --------------------------------------------------------------------------
   Mid Cap Index Fund                  0.35% on the first $500 million;
   Small Cap Index Fund                0.25% on $500 million to $3 billion
   Stock Index Fund                    0.20% on $3 billion to $5 billion
                                       0.15% on assets over $5 billion
   --------------------------------------------------------------------------
   Blue Chip Growth Fund               0.75%
   --------------------------------------------------------------------------
   Core Equity Fund                    0.80% on the first $250 million;
                                       0.75% on the next $250 million
                                       0.70% on $500 million to $1 billion
                                       0.65% on assets over $1 billion
   --------------------------------------------------------------------------
   Growth & Income Fund                0.75%
   --------------------------------------------------------------------------
   Science & Technology Fund           0.90% on first $500 million
                                       0.85% on assets over $500 million
   --------------------------------------------------------------------------
   Small Cap Fund                      0.90% on the first $250 million;
                                       0.85% on the next $250 million
                                       0.80% on $500 million to $1 billion
                                       0.75% on assets over $1 billion
   --------------------------------------------------------------------------
   Health Sciences Fund                1.00% on first $500 million
                                       0.95% on assets over $500 million
   --------------------------------------------------------------------------
   Inflation Protected Fund            0.50% on the first $250 million;
                                       0.45% on the next $250 million
                                       0.40% on assets over $500 million
   --------------------------------------------------------------------------
   International Growth I Fund         0.95% on the first $250 million;
                                       0.90% on the next $250 million
                                       0.85% on $500 million to $1 billion
                                       0.80% on assets over $1 billion
   --------------------------------------------------------------------------
   Large Capital Growth Fund           0.64% on the first $750 million;
                                       0.59% on assets over $750 million
   --------------------------------------------------------------------------
   Mid Cap Strategic Growth Fund       0.70% on the first $250 million;
                                       0.65% on the next $250 million
                                       0.60% on assets over $500 million
   --------------------------------------------------------------------------
   Asset Allocation Fund               0.50%
   Global Social Awareness Fund
   Global Strategy Fund
   --------------------------------------------------------------------------
   Capital Conservation Fund           0.50% on the first $250 million;
   Government Securities Fund          0.45% on the next $250 million
   International Government Bond Fund  0.40% on $500 million to $1 billion
                                       0.35% on assets over $1 billion
   --------------------------------------------------------------------------
   Money Market I Fund                 0.40%
   Nasdaq-100(R) Index Fund
   --------------------------------------------------------------------------
   Core Value Fund                     0.77% on the first $250 million;
                                       0.72% on the next $250 million
                                       0.67% on $500 million to $1 billion
                                       0.62% on assets over $1 billion
   --------------------------------------------------------------------------
   Value Fund                          0.78% on the first $250 million;
                                       0.73% on the next $250 million
                                       0.68% on $500 million to $1 billion
                                       0.63% on assets over $1 billion
   --------------------------------------------------------------------------

AIG Retirement Company I
NOTES TO FINANCIAL STATEMENTS -- (continued)
--------------------------------------------------------------------------------

     Broad Cap Value Income Fund       0.70% on the first $250 million
     Large Cap Core Fund               0.65% on the next $250 million
                                       0.60% on $500 million to $1 billion
                                       0.55% on assets over $1 billion
     ----------------------------------------------------------------------
     Foreign Value Fund                0.73% on the first $250 million
                                       0.68% on the next $250 million
                                       0.63% on $500 million to $1 billion
                                       0.58% on assets over $1 billion
     ----------------------------------------------------------------------
     Global Equity Fund                0.81% on the first $250 million
                                       0.76% on the next $250 million
                                       0.71% on $500 million to $1 billion
                                       0.66% on assets over $1 billion
     ----------------------------------------------------------------------
     Small Cap Aggressive Growth Fund  0.85% on the first $250 million
     Small-Mid Growth Fund             0.75% on assets over $250 million
     ----------------------------------------------------------------------
     Small Cap Special Values Fund     0.75% on the first $500 million
                                       0.70% on assets over $500 million
     ----------------------------------------------------------------------
     Growth Fund                       0.83% on the first $250 million
                                       0.78% on the next $250 million
                                       0.73% on $500 million to $1 billion
                                       0.68% on assets over $1 billion
     ----------------------------------------------------------------------
     Real Estate Fund                  0.75% on the first $250 million;
                                       0.70% on the next $250 million
                                       0.65% on assets over $500 million

 VALIC has agreed to waive a portion of its management fee or to reimburse certain expenses of the funds listed below through September 30, 2008. The table below reflects total annual operating expenses by fund, as limited by the adviser, shown as a percentage of average net assets.

                                               Maximum Expense
                  Fund                           Limitation
                  ---------------------------- ---------------
                  Blue Chip Growth*...........      0.85%
                  Broad Cap Value Income......      0.85%
                  Core Equity.................      0.85%
                  Core Value..................      0.83%
                  Foreign Value...............      1.00%
                  Global Equity...............      1.09%
                  Global Strategy.............      0.80%
                  Growth......................      0.95%
                  Growth & Income.............      0.85%
                  Inflation Protected.........      0.65%
                  International Growth I......      1.01%
                  Large Cap Core..............      0.85%
                  Large Capital Growth........      0.80%
                  Mid Cap Strategic Growth....      0.85%
                  Money Market I..............      0.55%
                  NASDAQ-100(R) Index#........      0.55%
                  Real Estate.................      0.95%
                  Small Cap Aggressive Growth.      1.00%
                  Small Cap...................      0.95%
                  Small Cap Special Values....      0.90%
                  Small-Mid Growth............      1.00%
                  Value*......................      0.85%

--------
* Effective October 1, 2007, the expense limitations for the Blue Chip Growth Fund and Value Fund were changed from 0.95% and 1.10%, respectively, to 0.85%.
# Effective October 1, 2007, the expense limitation for the NASDAQ-100(R) Index
  Fund is 0.55%.

AIG Retirement Company I
NOTES TO FINANCIAL STATEMENTS -- (continued)
--------------------------------------------------------------------------------


VALIC has entered into sub-advisory agreements with the following:

     AIG Global Investment Corp. ("AIGGIC")--subadviser for the Asset
        Allocation Fund, Capital Conservation Fund, Government Securities Fund, Inflation Protected Fund, International Equities Fund, International Government Bond Fund, Mid Cap Index Fund, Nasdaq-100(R) Index Fund, Small Cap Index Fund, Global Social Awareness Fund and Stock Index Fund.
     AIG SunAmerica Asset Management Corp. ("AIG SAAMCo")--subadviser for the
        Growth & Income Fund, Money Market I Fund, and a portion of the Large Capital Growth Fund.
     American Century Investment Management, Inc. and American Century Global
        Investment Management, Inc. (collectively, "American Century")--subadviser for the Core Value Fund, the Growth Fund, and a portion of the International Growth I Fund.
     Barrow, Hanley, Mewhinney & Strauss, Inc.--subadviser for the Broad Cap
        Value Income Fund.
     BlackRock Investment Management, LLC ("BlackRock")--subadviser for the
        Core Equity Fund.
     Brazos Capital Management, LP--subadviser for a portion of the Mid Cap
        Strategic Growth Fund.
     Bridgeway Capital Management, Inc.--subadviser for a portion of the Small
        Cap Fund.
     Evergreen Investment Management Company, LLC--subadviser for the Large Cap
        Core Fund, the Small-Mid Growth Fund, and a portion of the Small Cap Special Values Fund.
     Franklin Advisers, Inc.--subadviser for a portion of the Global Strategy
        Fund.
     Goldman Sachs Asset Management, L.P.--subadviser for a portion of the Real
        Estate Fund.
     Invesco Aim Capital Management, Inc.--subadviser for a portion of the
        Large Capital Growth Fund, a portion of the International Growth I
        Fund, a portion of the Real Estate Fund, and a portion of the Small Cap Fund.
     Invesco Institutional (N.A.)--subadviser for a portion of the Real Estate
        Fund.
     Massachusetts Financial Services Company ("MFS")--subadviser for a portion of the International Growth I Fund.
     Morgan Stanley Investment Management, Inc.
        (d/b/a/"Van Kampen")--subadviser for a portion of the Mid Cap Strategic Growth Fund.
     OppenheimerFunds, Inc.--subadviser for the Value Fund.
     Putnam Investment Management, LLC--subadviser for the Global Equity Fund and a portion of the Small Cap Special Values Fund.
     RCM Capital Management, LLC--subadviser for a portion of the Science &
        Technology Fund.
     T. Rowe Price Associates, Inc.--subadviser for the Blue Chip Growth Fund, Health Sciences Fund and for a portion of the Science & Technology Fund and a portion of the Small Cap Fund.
     Templeton Global Advisors, Ltd.--subadviser for the Foreign Value Fund. Templeton Investment Counsel, LLC--subadviser for a portion of the Global
        Strategy Fund.
     Wellington Management Company, LLP--subadviser for a portion of the
        Science & Technology Fund.
     Wells Capital Management, Inc.--subadviser for the Small Cap Aggressive
        Growth Fund.
--------
* Effective March 10, 2008, Invesco Aim Capital Management, Inc. replaced American Century and Franklin Portfolio Associates, LLC as subadviser of the Small Cap Fund.

The subadvisers are compensated for their services by VALIC.

 ARC I, on behalf of each Fund has entered into an Administrative Services Agreement with AIG SAAMCo. AIG SAAMCo receives from each Fund an annual fee of 0.07% based on the average daily net assets of the Fund. Under the agreement, AIG SAAMCo will provide certain accounting and administrative services to ARC
I. During the period ended May 31, 2008, the Series accrued $13,555,528 for accounting and administrative services.

 ARC I, on behalf of each Fund has entered into a Transfer Agency and Services Agreement with VALIC. Under this agreement, VALIC provides services which include the issuance and redemption of shares, payment of dividends between the Series and their "institutional" shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. For the period ended May 31, 2008, the Series accrued $108,947 in transfer agency and services fees.

 On January 23, 2001, the Board of Directors ratified a Deferred Compensation Plan for its independent directors who are not officers, directors, or employees of VALIC, or an affiliate of VALIC. The effective date of the plan was January 1, 2001. The first deferral of compensation was made in March 2001. Under the deferred compensation plan, directors may elect to defer all or a portion of their compensation. Amounts deferred may be invested in up to six different investment options that are specified in the plan as selected by the directors. For the period ended May 31, 2008, ARC I has deferred $19,709 of director compensation.

 On January 23, 2001, the Board of Directors approved a retirement plan for its independent directors who are not officers, directors, or employees of VALIC or an affiliate of VALIC. ARC I is responsible for the payment of the retirement benefits, as well as all expenses of administration of the plan. Generally, benefits vested under the Retirement Plan are payable for a ten-year period. In the event of a Director's death prior to complete distribution of benefits, the Director's beneficiary or estate will be entitled to receive installments or a discounted lump-sum payment of the remaining benefits. The following amounts for the retirement plan liability are included in the payable for Directors' fees and expenses line on the Statement of Assets and Liabilities and the amounts for the retirement plan expenses are included in the Directors' fees and expenses line on the Statement of Operations:

                                         Retirement Plan Retirement Plan
                         Retirement Plan     Expense        Payments
                         Liability as of --------------- ---------------
                             May 31,          For the period ended
       Fund                   2008                May 31, 2008
       ----------------- --------------- -------------------------------
       Asset Allocation.     $59,564         $6,551           $720
       Blue Chip Growth.      17,223          5,195              -

AIG Retirement Company I
NOTES TO FINANCIAL STATEMENTS -- (continued)
--------------------------------------------------------------------------------

                                                Retirement Plan Retirement Plan
                                Retirement Plan     Expense        Payments
                                Liability as of --------------- ---------------
                                    May 31,          For the period ended
 Fund                                2008                May 31, 2008
 ------------------------------ --------------- -------------------------------
 Broad Cap Value Income........   $    2,270       $  1,130         $     -
 Capital Conservation..........       46,883          7,208             744
 Core Equity...................      236,570         16,237           1,709
 Core Value....................       78,672          8,612               -
 Foreign Value.................       64,890         37,401               -
 Global Equity.................       32,686         16,840               -
 Global Social Awareness.......      129,506         17,250           1,958
 Global Strategy...............       34,555         18,504               -
 Government Securities.........       58,174          4,535             511
 Growth........................      204,096         39,623               -
 Growth & Income...............       64,088          5,503             595
 Health Sciences...............       44,400          7,510               -
 Inflation Protected...........        2,565          1,127               -
 International Equities........      120,958         40,751           4,692
 International Government Bond.       51,050          5,514             622
 International Growth I........      148,518         24,798               -
 Large Cap Core................        9,702          3,430               -
 Large Capital Growth..........       45,723         21,930               -
 Mid Cap Index.................      545,155        107,606          12,150
 Mid Cap Strategic Growth......       19,802         13,508               -
 Money Market I................      163,944          7,020           2,341
 Nasdaq-100 Index..............       25,514          3,433               -
 Real Estate...................          262            262               -
 Science & Technology..........      395,607         36,937           3,956
 Small Cap Aggressive Growth...        4,573          2,236               -
 Small Cap.....................      204,467         19,172               -
 Small Cap Index...............      181,992         43,402           4,789
 Small Cap Special Values......       27,153         12,855               -
 Small-Mid Growth..............       12,959          5,732               -
 Stock Index...................    1,414,416        193,239          21,058
 Value.........................       17,580          4,553               -

 At May 31, 2008, VALIC, AIG Annuity Insurance Company ("AIGAIC"), and American General Life Insurance Company ("AGL"), through their insurance company separate accounts, owned over five percent of the outstanding shares of the following Funds:

               Fund                            VALIC  AIGAIC AGL
               ------------------------------ ------  ------ ---
               Asset Allocation..............  99.99%   -     *
               Blue Chip Growth..............  99.97%   -     *
               Broad Cap Value Income........ 100.00%   -     -
               Capital Conservation.......... 100.00%   -     -
               Core Equity................... 100.00%   -     -
               Core Value....................  99.97%   -     *
               Foreign Value................. 100.00%   -     -
               Global Equity................. 100.00%   -     -
               Global Social Awareness.......  99.62%   -     -
               Global Strategy............... 100.00%   -     -
               Government Securities.........  96.00%   *     -
               Growth & Income...............  95.11%   *     -
               Growth........................ 100.00%   -     -
               Health Sciences...............  99.95%   -     *
               Inflation Protected........... 100.00%   -     -
               International Equities........  97.47%   *     *
               International Government Bond. 100.00%   -     -
               International Growth I........ 100.00%   -     -
               Large Cap Core................ 100.00%   -     -
               Large Capital Growth.......... 100.00%   -     -
               Mid Cap Index.................  98.40%   -     *

AIG Retirement Company I
NOTES TO FINANCIAL STATEMENTS -- (continued)
--------------------------------------------------------------------------------

               Fund                          VALIC  AIGAIC  AGL
               ---------------------------- ------  ------ -----
               Mid Cap Strategic Growth.... 100.00%   -        -
               Money Market I..............  84.54%   *    14.99%
               Nasdaq-100(R) Index.........  95.49%   -        *
               Real Estate................. 100.00%   -        -
               Science & Technology........  99.75%   *        *
               Small Cap Aggressive Growth. 100.00%   -        -
               Small Cap................... 100.00%   -        -
               Small Cap Index.............  99.17%   -        *
               Small Cap Special Values.... 100.00%   -        -
               Small-Mid Growth............ 100.00%   -        -
               Stock Index.................  96.64%   *        *
               Value....................... 100.00%   -        -

--------
*Less than 5% ownership.

 As disclosed in the Portfolio of Investments, certain funds own securities issued by AIG or an affiliate thereof. During the period ended May 31, 2008, the following Funds recorded realized gains (losses) and income on security transactions of AIG and subsidiaries of AIG as follows:

                                                                                                           Change in
                                                          Market Value                        Realized    Unrealized
Fund                      Security                Income   at 5/31/07  Purchases    Sales    Gain/(Loss)  Gain/(Loss)
------------ ----------------------------------- -------- ------------ ---------- ---------- ----------- ------------
Stock Index. American International Group, Inc.  $582,160 $72,614,892  $2,559,341 $6,391,795 $5,169,804  $(39,860,242)

             Market Value
Fund          at 5/31/08
------------ ------------
Stock Index. $34,092,000

 During the period, the following funds incurred brokerage commissions with brokers which are affiliates of a sub-adviser:

                                                            International  Large               Small Cap
                                     Core Equity Core Value   Growth I    Cap Core Small Cap Special Values Value
                                     ----------- ---------- ------------- -------- --------- -------------- -----
JP Morgan Securities (Asia Pacific)
 Ltd................................   $    --      $ --       $12,253      $ --    $   --       $   --     $ --
B-Trade Services LLC................        --        --            --        --       337           --       --
BNY Brokerage, Inc..................        --        --            --        --     1,115           --       --
J.P. Morgan Securities, Inc.........        --       360         4,886        --     6,734           --       --
J.P. Morgan Securities, Ltd.........        --        --        18,395        --        --           --       --
Merrill Lynch & Co., Inc............    14,501        --            --        --        --           --       --
Morgan Stanley & Co., Inc...........        --        --            --        --        --           --       --
Oppenheimer & Co., Inc..............        --        --            --        --        --           --      732
Pershing LLC........................        --        --            --        --     4,721           --       --
Wachovia Securities LLC.............        --        --            --       835        --        5,004       --
Bear Steams Securities Corp.........        --        --         9,161        --        --           --       --
Bear Stearns & Co., Inc.............        --        --           454        --        --           --       --
Cazenove & Co.......................        --        --         2,595        --        --           --       --

 On June 29, 2007, VALIC made the following payments to the funds set forth below, which represent the net difference between amounts realized by those funds upon the disposition of AIG stock and amounts those funds would have realized had they sold such AIG stock at the time that VALIC became an indirect wholly-owned subsidiary of AIG (based on the closing prices on August 29, 2001):

                      Fund                       Amount
                      ------------------------ ----------
                      Asset Allocation........ $  259,662
                      Blue Chip Growth........     29,725
                      Core Equity.............  2,670,798
                      Core Value..............    337,418
                      Global Social Awareness.    496,419
                      Growth & Income.........    212,093

 On February 8, 2008, the Large Capital Growth Fund sold 3,400 shares of Allergan, Inc. that it did not own ("naked short sale"). The Fund has an investment restriction that prohibits the Fund from executing naked short sales. 3,400 shares of Allergan were purchased on February 8, 2008 to correct the naked short sale, resulting in a gain of $71 to the Fund.

 On May 7, 2008 and May 8, 2008, the Small-Mid Cap Growth Fund had securities on loan in excess of 33 1/3% of the Fund's total assets. The Fund is subject to an investment restriction which prohibits the Fund from lending securities in excess of one-third (33 1/3%) of its total assets. On May 9, 2008, securities were recalled, resulting in the total market value of securities on loan to be less than the 33 1/3% limit. The recalling of securities on May 9, 2008, did not result in a gain or loss to the Fund.

AIG Retirement Company I
NOTES TO FINANCIAL STATEMENTS -- (continued)
--------------------------------------------------------------------------------


Note 4 -- Investment Activity

 The cost of purchases and proceeds from sales and maturities of long-term investments, during the period ended May 31, 2008, were as follows:

                                Purchases of      Sales of
                                 Investment      Investment
                                 Securities      Securities
                               (Excluding U.S. (Excluding U.S. Purchase of U.S. Sales of U.S.
                                 Government      Government       Government     Government
Fund                             Securities)     Securities)      Securities     Securities
------------------------------ --------------- --------------- ---------------- -------------
Asset Allocation.............. $  152,946,347  $  161,915,912    $30,452,136     $22,175,870
Blue Chip Growth..............    326,647,650      37,758,387             --              --
Broad Cap Value Income........      5,991,817       6,783,721             --              --
Capital Conservation..........    151,258,585     153,223,278     66,219,092      90,944,861
Core Equity...................    264,681,100     321,443,575             --              --
Core Value....................     76,942,680     107,058,576             --              --
Foreign Value.................    368,593,216     344,829,457             --              --
Global Equity.................    394,539,544     428,884,956             --              --
Global Social Awareness.......    882,415,734     737,181,334             --              --
Global Strategy...............    170,183,241     120,101,294             --              --
Government Securities.........     91,569,688       5,321,484     57,807,930      71,350,056
Growth........................  1,975,288,262   2,067,979,151             --              --
Growth & Income...............    310,815,358     316,980,001             --              --
Health Sciences...............    100,359,104      86,072,781             --              --
Inflation Protected...........     96,473,324      15,727,931     77,980,130      12,679,329
International Equities........  1,197,952,455   1,104,334,145             --              --
International Government Bond.    239,198,711     213,490,538     45,867,864      41,894,394
International Growth I........    465,272,074     426,750,448             --              --
Large Cap Core................     44,242,505      45,297,403             --              --
Large Capital Growth..........    259,688,133     330,633,475             --              --
Mid Cap Index.................    591,579,678     650,505,650             --              --
Mid Cap Strategic Growth......    514,726,434     515,869,949             --              --
NASDAQ-100(R) Index...........     19,132,590       6,907,507             --              --
Real Estate...................     20,591,612       1,478,491             --              --
Science & Technology..........  1,283,072,020   1,402,549,474             --              --
Small Cap Aggressive Growth...     74,744,086      58,196,403             --              --
Small Cap.....................    523,327,701     577,619,117             --              --
Small Cap Index...............    263,778,478     210,924,958             --              --
Small Cap Special Values......    149,146,101     201,987,893             --              --
Small-Mid Growth..............    255,458,259     274,313,824             --              --
Stock Index...................    215,280,289     667,259,075             --              --
Value.........................    373,213,067     188,644,715             --              --

Note 5 -- Federal Income Taxes

 The following tables detail the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities due to temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, and derivative transactions.

 The information in the following table is presented on the basis of cost for Federal Income Tax purposes at May 31, 2008.

                         Identified Cost    Gross        Gross      Net Unrealized
                         of Investments   Unrealized   Unrealized    Appreciation
Fund                          Owned      Appreciation Depreciation  (Depreciation)
------------------------ --------------- ------------ ------------  --------------
Asset Allocation........ $  155,883,193    7,809,393    (7,468,796)  $   340,597
Blue Chip Growth........    403,306,826   45,021,669    (8,925,587)   36,096,082
Broad Cap Value Income..     25,385,392    3,708,997    (2,935,205)      773,792
Capital Conservation....    137,350,400      725,827    (4,775,432)   (4,049,605)
Core Equity.............    387,587,435   34,823,139   (27,328,086)    7,495,053
Core Value..............    175,936,194   25,526,818   (22,020,193)    3,506,625
Foreign Value...........  1,069,107,302  106,523,999  (104,133,794)    2,390,205
Global Equity...........    451,036,980   28,255,147   (21,320,884)    6,934,263
Global Social Awareness.    584,427,775   34,733,028   (38,253,347)   (3,520,319)

AIG Retirement Company I
NOTES TO FINANCIAL STATEMENTS -- (continued)
--------------------------------------------------------------------------------

                                Identified Cost    Gross         Gross      Net Unrealized
                                of Investments   Unrealized    Unrealized    Appreciation
Fund                                 Owned      Appreciation  Depreciation  (Depreciation)
------------------------------- --------------- ------------- ------------  --------------
Global Strategy................ $  502,746,202     57,784,832  (25,851,643) $   31,933,189
Government Securities..........    209,895,931      2,210,879   (2,221,253)        (10,374)
Growth.........................  1,072,465,635     89,422,481  (29,806,380)     59,616,101
Growth & Income................    148,525,019      5,942,465   (7,301,641)     (1,359,176)
Health Sciences................    189,737,492     29,179,507  (15,808,688)     13,370,819
Inflation Protected............    166,172,384        238,988   (3,347,679)     (3,108,691)
International Equities.........  1,149,715,411    140,555,858  (59,439,310)     81,116,548
International Government Bond*.    171,915,896      6,023,726   (2,836,764)      3,186,962
International Growth I.........    714,555,738    129,085,536  (15,822,840)    113,262,696
Large Cap Core.................    101,062,422      8,806,790   (5,498,839)      3,307,951
Large Capital Growth...........    469,338,762     97,774,562  (11,931,073)     85,843,489
Mid Cap Index..................  2,884,702,056    638,877,344 (292,540,473)    346,336,871
Mid Cap Strategic Growth.......    413,373,334     60,492,918  (17,006,810)     43,486,108
Money Market I.................    563,590,435             --           --              --
NASDAQ-100(R) Index............     90,586,607     30,618,787   (6,144,068)     24,474,719
Real Estate....................     36,799,373      1,158,781     (379,280)        779,501
Science & Technology...........  1,013,712,508     92,280,826  (59,115,228)     33,165,598
Small Cap Aggressive Growth....     84,602,298      5,522,764   (8,650,052)     (3,127,288)
Small Cap......................    455,553,163     61,600,573  (27,476,121)     34,124,452
Small Cap Index................  1,227,278,581    200,562,294 (187,304,951)     13,257,343
Small Cap Special Values.......    341,341,100     23,084,109  (49,888,239)    (26,804,130)
Small-Mid Growth...............    132,257,860     17,698,415   (2,410,749)     15,287,666
Stock Index....................  3,061,191,524  1,742,891,411 (347,032,446)  1,395,858,965
Value..........................    274,537,695     18,110,230  (13,612,417)      4,497,813

* The tax adjustments for International Government Bond Fund are for the 12 months ended, September 30, 2007.

 The tax basis distributable earnings at May 31, 2008 and the tax character of distributions paid during the year ended May 31, 2008 were as follows:

                                           Distributable Earnings                Tax Distributions
                                -------------------------------------------  -------------------------
                                                   For the year ended May 31, 2008
                                ----------------------------------------------------------------------
                                               Long-term       Unrealized
                                 Ordinary    Gains/Capital    Appreciation    Ordinary     Long-Term
Fund                              Income    and Other Losses (Depreciation)+   Income    Capital Gains
------------------------------- ----------- ---------------- --------------- ----------- -------------
Asset Allocation............... $ 6,900,268  $   3,551,397   $      702,047  $ 8,778,112 $  5,699,888
Blue Chip Growth...............     535,857        260,752       36,093,867      304,931      518,942
Broad Cap Value Income.........     185,125            536          773,792    1,169,822      359,884
Capital Conservation...........   8,863,045     (1,189,617)      (4,049,605)  10,132,103           --
Core Equity....................   2,839,799   (105,774,251)       7,513,056    3,867,556           --
Core Value.....................   3,829,178      6,721,872        3,506,625    5,501,935    5,426,154
Foreign Value..................  28,954,350     60,664,948        2,216,736   40,789,613      111,131
Global Equity..................  15,583,729     10,192,350        6,718,749   28,846,005    1,052,150
Global Social Awareness........  21,187,709     22,535,717       (3,551,498)  34,956,644   17,342,852
Global Strategy................  27,373,827      7,593,756       32,183,784   14,176,509      742,071
Government Securities..........   4,762,754     (4,293,839)         (10,374)   4,668,688           --
Growth.........................     131,104   (175,318,415)      59,665,152           --           --
Growth & Income................   5,827,545      3,477,387       (1,359,176)   1,732,536    6,185,584
Health Sciences................   4,173,967     11,883,328       14,081,686    6,189,880   11,257,401
Inflation Protected............   2,240,182       (530,170)      (3,108,691)     661,802           --
International Equities.........  33,691,918    107,153,712       86,119,311   30,414,894   19,736,970
International Government Bond*.   7,009,978        920,971        3,451,002    7,009,978      920,971
International Growth I.........   9,678,332    (17,227,966)     113,292,607    6,162,164           --
Large Cap Core.................   1,569,168      4,417,865        3,307,951    2,980,630      290,618
Large Capital Growth...........   1,066,057      9,264,508       85,843,324    1,208,448           --
Mid Cap Index..................  32,390,610    201,074,113      346,336,874   45,379,086  183,355,957
Mid Cap Strategic Growth.......  13,586,081     15,242,415       43,483,046    7,823,997      805,898
Money Market I.................     234,653             --               --   20,476,669           --
NASDAQ-100(R) Index............     198,287        917,340       24,474,719       73,271           --

AIG Retirement Company I
NOTES TO FINANCIAL STATEMENTS -- (continued)
--------------------------------------------------------------------------------

                                        Distributable Earnings                Tax Distributions
                             -------------------------------------------  -------------------------
                                                For the year ended May 31, 2008
                             ----------------------------------------------------------------------
                                            Long-term       Unrealized
                              Ordinary    Gains/Capital    Appreciation    Ordinary     Long-Term
Fund                           Income    and Other Losses (Depreciation)+   Income    Capital Gains
---------------------------- ----------- ---------------- --------------- ----------- -------------
Real Estate................. $   375,205 $        16,652  $      778,894  $        -- $         --
Science & Technology........          --  (1,432,569,747)     33,195,536           --           --
Small Cap Aggressive Growth.   4,122,385         873,638      (3,127,288)         737       11,480
Small Cap...................   1,289,123      16,130,807      34,124,452    2,645,971   50,467,105
Small Cap Index.............  15,672,292      58,341,622      13,257,343   26,112,424   76,533,026
Small Cap Special Values....   2,739,043       6,098,837     (26,804,130)  18,791,885      115,801
Small-Mid Growth............   1,888,118       1,329,698      15,287,666           --           --
Stock Index.................  79,633,574     356,903,943   1,395,858,965   82,922,105  243,456,912
Value.......................   2,155,884       2,587,864       4,497,111    6,061,032    2,006,033

--------
* The Distributable Earnings for International Government Bond Fund are for the tax year ended September 30, 2007.
+ Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

 The tax character of distributions paid during the year ended May 31, 2007 were as follows:

                                               Tax Distributions
                                           -------------------------
                                            Ordinary     Long-Term
           Fund                              Income    Capital Gains
           ------------------------------- ----------- -------------
           Asset Allocation............... $ 6,476,557 $ 17,972,392
           Blue Chip Growth...............     164,717           --
           Broad Cap Value Income.........     271,979           --
           Capital Conservation...........   3,178,375           --
           Core Equity....................   3,049,676           --
           Core Value.....................   1,900,003           --
           Foreign Value..................   8,776,933           --
           Global Equity..................   5,556,099           --
           Global Social Awareness........   2,907,560   17,525,871
           Global Strategy................   7,534,936           --
           Government Securities..........   2,583,720           --
           Growth.........................     127,665           --
           Growth & Income................     952,162           --
           Health Sciences................   5,612,768   16,910,552
           Inflation Protected............     545,426           --
           International Equities.........  45,520,828   23,959,731
           International Government Bond*.   6,981,559    3,026,695
           International Growth I.........   9,266,849           --
           Large Cap Core.................     927,751           --
           Large Capital Growth...........   1,326,497           --
           Mid Cap Index..................  23,249,259  161,536,455
           Mid Cap Strategic Growth.......     147,349           --
           Money Market I.................  22,979,703           --
           Nasdaq-100(R) Index............      64,720           --
           Science & Technology...........          --           --
           Small Cap Aggressive Growth....      52,480           --
           Small Cap......................   9,571,664   33,573,371
           Small Cap Index................  12,199,024   45,493,451
           Small Cap Special Values.......   3,489,088       56,680
           Small-Mid Growth...............          --           --
           Stock Index....................  42,619,498  162,005,784
           Value..........................  10,699,427      863,302

AIG Retirement Company I
NOTES TO FINANCIAL STATEMENTS -- (continued)
--------------------------------------------------------------------------------


 As of May 31, 2008, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, and are available to offset future capital gains, if any:

                                                          Capital Loss Carryforward
                        ---------------------------------------------------------------------------------------------
Fund                       2009         2010         2011         2012        2013       2014       2015      2016
----------------------- ----------- ------------ ------------ ------------ ---------- ---------- ---------- ---------
Blue Chip Growth*...... $ 1,336,605 $    957,898 $    154,910 $         -- $       -- $       --        $-- $      --
Capital Conservation...          --           --           --           --     50,164    374,523    241,747   523,183
Core Equity............          --           --   73,134,761   32,639,490         --         --         --        --
Government Securities..          --           --           --      785,289  1,300,788         --  2,207,762        --
Growth.................  22,746,303  102,053,141    1,573,371           --         --  1,130,162 47,815,438        --
Inflation Protected....          --           --           --           --         --     17,841    478,150    34,179
International Growth I.          --           --   17,227,965           --         --         --         --        --
Science & Technology...          --  856,100,578  404,504,281  171,964,888         --         --         --        --

--------
* The capital loss carryforward includes $2,449,413 of capital losses from the acquisition of VC I Growth Fund on August 27, 2004. These losses may be subject to annual limitations pursuant to Section 382(b)(1) of the Internal Revenue Code.

 The Funds indicated below utilized capital loss carryforwards, which offset net taxable gains realized in the current year.

                                              Capital Loss
                                              Carryforward
                      Fund                      Utilized
                      ----------------------- ------------
                      Blue Chip Growth....... $    178,779
                      Core Equity............    6,583,285
                      Government Securities..       72,852
                      Growth.................  168,747,575
                      International Growth I.   38,792,032
                      Large Capital Growth...      256,574
                      NASDAQ-100(R) Index....      633,619
                      Science & Technology...   95,046,260
                      Small-Mid Growth.......      427,609

 Under the current tax law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund's fiscal year end may be deferred as occurring on the first day of the following year. For the fiscal year ended May 31, 2008, the Funds elected to defer capital losses as follows:

                               Deferred Post-October Deferred Post-October
     Fund                          Capital Loss          Currency Loss
     ------------------------- --------------------- ---------------------
     Asset Allocation.........      $ 4,026,175           $       --
     Blue Chip Growth.........          710,843                4,744
     Broad Cap Value Income...          323,500                   --
     Capital Conservation.....        2,135,796                   --
     Core Equity..............        3,935,500                   --
     Global Equity............        1,751,999                   --
     Global Social Awareness..       14,751,250                   --
     Global Strategy..........               --                   --
     Government Securities....            6,134                   --
     Growth...................               --            1,036,977
     Growth & Income..........          315,415                   --
     Health Sciences..........               --                6,142
     International Growth I...               --               29,785
     Large Cap Core...........               --                1,297
     Large Capital Growth.....        1,995,625               45,881
     Mid Cap Strategic Growth.               --               20,156
     NASDAQ-100(R) Index......          169,425                   --
     Small Cap................       34,995,394                   --
     Small Cap Special Values.        5,998,354                   --
     Small-Mid Growth.........       22,183,059                   --
     Value....................        3,870,071                2,430

AIG Retirement Company I
NOTES TO FINANCIAL STATEMENTS -- (continued)
--------------------------------------------------------------------------------


 For the period ended May 31, 2008, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to tax treatment of net investment losses, principal paydown adjustments, non-deductible expenses, disposition of passive foreign investment companies securities, and foreign currency transactions to the components of net assets as follows:

                                  Accumulated       Accumulated
                               Undistributed Net Undistributed Net
                               Investment Income   Realized Gain     Capital
Fund                                (Loss)            (Loss)         Paid-in
------------------------------ ----------------- ----------------- -----------
Asset Allocation..............    $    23,814       $   (23,814)   $        --
Blue Chip Growth..............         (6,671)            6,671             --
Broad Cap Value Income........         (9,859)            9,859             --
Capital Conservation..........         49,088           (49,088)            --
Core Equity...................             --                --             --
Core Value....................             78               (78)            --
Foreign Value.................        664,532          (664,532)            --
Global Equity.................       (570,898)          570,898             --
Global Social Awareness.......        377,564          (377,564)            --
Global Strategy...............      9,829,402        (9,829,402)            --
Government Securities.........         13,634           (13,634)            --
Growth........................     (2,072,617)        3,150,856     (1,078,239)
Growth & Income...............             --                --             --
Health Sciences...............      1,354,212        (1,354,212)            --
Inflation Protected...........             --                --             --
International Equities........      4,113,214        (4,113,214)            --
International Government Bond.      1,229,008        (1,229,008)            --
International Growth I........      1,183,621        (1,183,621)            --
Large Cap Core................           (534)              534             --
Large Capital Growth..........        (43,853)           43,853             --
Mid Cap Index.................              2                (2)            --
Mid Cap Strategic Growth......        867,987          (867,987)            --
Money Market I................             --                --             --
NASDAQ-100(R) Index...........             --                --             --
Real Estate...................         23,158           (23,158)            --
Science & Technology..........      1,679,057            (4,500)    (1,674,557)
Small Cap Aggressive Growth...        486,193          (281,002)      (205,191)
Small Cap.....................            (18)               18             --
Small Cap Index...............        (10,528)           10,528             --
Small Cap Special Values......             --                --             --
Small-Mid Growth..............        673,196                --       (673,196)
Stock Index...................             --                --             --
Value.........................         (2,430)            2,430             --

AIG Retirement Company I
NOTES TO FINANCIAL STATEMENTS -- (continued)
--------------------------------------------------------------------------------

Note 6 -- Capital Share Transactions

 Transactions in capital shares of each Fund were as follows:

                                            Asset Allocation
                         ------------------------------------------------------
                             For the year ended          For the year ended
                                May 31, 2008                May 31, 2007
                         --------------------------  --------------------------
                            Shares        Amount        Shares        Amount
                         -----------  -------------  -----------  -------------
Shares sold.............   1,900,288  $  21,623,035    1,736,448  $  20,998,503
Reinvested dividends....   1,322,192     14,478,000    2,150,303     24,448,949
Shares redeemed.........  (3,162,970)   (35,931,404)  (2,985,737)   (36,092,280)
                         -----------  -------------  -----------  -------------
Net increase (decrease).      59,510  $     169,631      901,014  $   9,355,172
                         ===========  =============  ===========  =============

                                         Broad Cap Value Income
                         ------------------------------------------------------
                             For the year ended          For the year ended
                                May 31, 2008                May 31, 2007
                         --------------------------  --------------------------
                            Shares        Amount        Shares        Amount
                         -----------  -------------  -----------  -------------
Shares sold.............     475,679  $   5,507,295      710,583  $   8,062,600
Reinvested dividends....     138,435      1,529,706       23,733        271,979
Shares redeemed.........    (714,671)    (8,122,105)    (815,745)    (9,019,528)
                         -----------  -------------  -----------  -------------
Net increase (decrease).    (100,557) $  (1,085,104)     (81,429) $   (684,949)
                         ===========  =============  ===========  =============

                                               Core Equity
                         ------------------------------------------------------
                             For the year ended          For the year ended
                                May 31, 2008                May 31, 2007
                         --------------------------  --------------------------
                            Shares        Amount        Shares        Amount
                         -----------  -------------  -----------  -------------
Shares sold.............   1,924,610  $  27,610,481    3,624,615  $  50,076,092
Reinvested dividends....     267,651      3,867,556      214,012      3,049,676
Shares redeemed.........  (6,400,993)   (91,798,460) (10,487,361)  (144,969,052)
                         -----------  -------------  -----------  -------------
Net increase (decrease).  (4,208,732) $ (60,320,423)  (6,648,734) $ (91,843,284)
                         ===========  =============  ===========  =============

                                              Foreign Value
                         ------------------------------------------------------
                             For the year ended          For the year ended
                                May 31, 2008                May 31, 2007
                         --------------------------  --------------------------
                            Shares        Amount        Shares        Amount
                         -----------  -------------  -----------  -------------
Shares sold.............  14,507,285  $ 186,954,307   26,583,233  $ 321,777,078
Reinvested dividends....   3,212,941     40,900,744      725,966      8,776,933
Shares redeemed......... (20,483,249)  (253,499,461) (13,701,520)  (158,261,520)
                         -----------  -------------  -----------  -------------
Net increase (decrease).  (2,763,023) $ (25,644,410)  13,607,679  $ 172,292,491
                         ===========  =============  ===========  =============

                                         Global Social Awareness
                         ------------------------------------------------------
                             For the year ended          For the year ended
                                May 31, 2008                May 31, 2007
                         --------------------------  --------------------------
                            Shares        Amount        Shares        Amount
                         -----------  -------------  -----------  -------------
Shares sold.............   9,858,590  $ 195,302,765    4,239,537  $  94,681,655
Reinvested dividends....   2,598,087     52,299,496      916,297     20,433,431
Shares redeemed.........  (3,781,642)   (80,542,435)  (4,196,696)   (93,107,680)
                         -----------  -------------  -----------  -------------
Net increase (decrease).   8,675,035  $ 167,059,826      959,138  $  22,007,406
                         ===========  =============  ===========  =============

                                          Government Securities
                         ------------------------------------------------------
                             For the year ended          For the year ended
                                May 31, 2008                May 31, 2007
                         --------------------------  --------------------------
                            Shares        Amount        Shares        Amount
                         -----------  -------------  -----------  -------------
Shares sold.............  10,181,880  $ 107,539,893    2,142,215  $  21,688,433
Reinvested dividends....     451,081      4,668,688      255,561      2,583,720
Shares redeemed.........  (4,382,084)   (45,842,383)  (3,951,788)   (39,970,086)
                         -----------  -------------  -----------  -------------
Net increase (decrease).   6,250,877  $  66,366,198   (1,554,012) $ (15,697,933)
                         ===========  =============  ===========  =============

                                            Blue Chip Growth
                         ------------------------------------------------------
                             For the year ended          For the year ended
                                May 31, 2008                May 31, 2007
                         --------------------------  --------------------------
                            Shares        Amount        Shares        Amount
                         -----------  -------------  -----------  -------------
Shares sold.............  32,442,911  $ 326,303,745    5,614,926  $  53,720,274
Reinvested dividends....      75,446        823,873       16,757        164,717
Shares redeemed.........  (3,310,269)   (35,086,673)  (2,461,992)   (23,418,417)
                         -----------  -------------  -----------  -------------
Net increase (decrease).  29,208,088  $ 292,040,945    3,169,691  $  30,466,574
                         ===========  =============  ===========  =============

                                          Capital Conservation
                         ------------------------------------------------------
                             For the year ended          For the year ended
                                May 31, 2008                May 31, 2007
                         --------------------------  --------------------------
                            Shares        Amount        Shares        Amount
                         -----------  -------------  -----------  -------------
Shares sold.............   3,466,578  $  34,040,365    5,070,307  $  49,530,279
Reinvested dividends....   1,063,180     10,132,103      323,334      3,178,375
Shares redeemed.........  (9,037,790)   (87,309,278)  (9,696,084)   (95,145,790)
                         -----------  -------------  -----------  -------------
Net increase (decrease).  (4,508,032) $ (43,136,810)  (4,302,443) $ (42,437,136)
                         ===========  =============  ===========  =============

                                               Core Value
                         ------------------------------------------------------
                             For the year ended          For the year ended
                                May 31, 2008                May 31, 2007
                         --------------------------  --------------------------
                            Shares        Amount        Shares        Amount
                         -----------  -------------  -----------  -------------
Shares sold.............   2,264,931  $  26,208,811    3,598,052  $  40,702,926
Reinvested dividends....     979,219     10,928,089      160,203      1,900,003
Shares redeemed.........  (5,473,096)   (63,311,981)  (6,881,560)   (78,091,681)
                         -----------  -------------  -----------  -------------
Net increase (decrease).  (2,228,946) $ (26,175,081)  (3,123,305) $ (35,488,752)
                         ===========  =============  ===========  =============

                                              Global Equity
                         ------------------------------------------------------
                             For the year ended          For the year ended
                                May 31, 2008                May 31, 2007
                         --------------------------  --------------------------
                            Shares        Amount        Shares        Amount
                         -----------  -------------  -----------  -------------
Shares sold.............   6,947,104  $  85,214,621    5,898,307  $  69,188,209
Reinvested dividends....   2,460,753     29,898,155      459,562      5,556,099
Shares redeemed.........  (9,735,531)  (118,393,569) (10,548,803)  (122,789,820)
                         -----------  -------------  -----------  -------------
Net increase (decrease).    (327,674) $  (3,280,793)  (4,190,934) $ (48,045,512)
                         ===========  =============  ===========  =============

                                             Global Strategy
                         ------------------------------------------------------
                             For the year ended          For the year ended
                                May 31, 2008                May 31, 2007
                         --------------------------  --------------------------
                            Shares        Amount        Shares        Amount
                         -----------  -------------  -----------  -------------
Shares sold.............   6,417,633  $  81,975,758    9,633,760  $ 115,200,164
Reinvested dividends....   1,176,544     14,918,580      626,867      7,534,936
Shares redeemed.........  (7,744,579)   (98,432,446)  (9,115,231)  (105,905,829)
                         -----------  -------------  -----------  -------------
Net increase (decrease).    (150,402) $  (1,538,108)   1,145,396  $  16,829,271
                         ===========  =============  ===========  =============

                                                 Growth
                         ------------------------------------------------------
                             For the year ended          For the year ended
                                May 31, 2008                May 31, 2007
                         --------------------------  --------------------------
                            Shares        Amount        Shares        Amount
                         -----------  -------------  -----------  -------------
Shares sold.............  10,261,891  $ 109,053,511   16,108,702  $ 148,014,978
Reinvested dividends....          --             --       13,481        127,665
Shares redeemed......... (23,986,782)  (254,994,226) (43,880,879)  (408,063,251)
                         -----------  -------------  -----------  -------------
Net increase (decrease). (13,724,891) $(145,940,715) (27,758,696) $(259,920,608)
                         ===========  =============  ===========  =============

AIG Retirement Company I
NOTES TO FINANCIAL STATEMENTS -- (continued)
--------------------------------------------------------------------------------

                                              Growth & Income
                         --------------------------------------------------------
                              For the year ended           For the year ended
                                 May 31, 2008                 May 31, 2007
                         ---------------------------  ---------------------------
                            Shares         Amount        Shares         Amount
                         ------------  -------------  ------------  -------------
Shares sold.............      999,410  $  16,979,544     1,191,010  $  18,972,590
Reinvested dividends....      483,993      7,918,120        58,272        952,162
Shares redeemed.........   (1,871,166)   (31,492,861)   (2,685,974)   (42,589,509)
                         ------------  -------------  ------------  -------------
Net increase (decrease).     (387,763) $  (6,595,197)   (1,436,692) $ (22,664,757)
                         ============  =============  ============  =============

                                            Inflation Protected
                         --------------------------------------------------------
                              For the year ended           For the year ended
                                 May 31, 2008                 May 31, 2007
                         ---------------------------  ---------------------------
                            Shares         Amount        Shares         Amount
                         ------------  -------------  ------------  -------------
Shares sold.............   14,982,959  $ 151,362,582       555,192  $   5,405,525
Reinvested dividends....       66,781        661,802        56,756        545,426
Shares redeemed.........     (802,840)    (8,000,078)     (640,305)    (6,228,136)
                         ------------  -------------  ------------  -------------
Net increase (decrease).   14,246,900  $ 144,024,306       (28,357) $    (277,185)
                         ============  =============  ============  =============

                                       International Government Bond
                         --------------------------------------------------------
                              For the year ended           For the year ended
                                 May 31, 2008                 May 31, 2007
                         ---------------------------  ---------------------------
                            Shares         Amount        Shares         Amount
                         ------------  -------------  ------------  -------------
Shares sold.............    5,591,999  $  69,515,008     2,503,502  $  30,575,280
Reinvested dividends....      663,678      7,930,949       837,511     10,008,254
Shares redeemed.........   (3,062,392)   (37,654,649)   (3,453,592)   (42,213,337)
                         ------------  -------------  ------------  -------------
Net increase (decrease).    3,193,285  $  39,791,308      (112,579) $  (1,629,803)
                         ============  =============  ============  =============

                                              Large Cap Core
                         --------------------------------------------------------
                              For the year ended           For the year ended
                                 May 31, 2008                 May 31, 2007
                         ---------------------------  ---------------------------
                            Shares         Amount        Shares         Amount
                         ------------  -------------  ------------  -------------
Shares sold.............    3,339,848  $  36,056,406     3,798,534  $  39,844,767
Reinvested dividends....      291,036      3,271,248        84,495        927,751
Shares redeemed.........   (3,167,022)   (36,775,085)  (13,909,030)  (144,967,451)
                         ------------  -------------  ------------  -------------
Net increase (decrease).      463,862  $   2,552,569   (10,026,001) $(104,194,933)
                         ============  =============  ============  =============

                                               Mid Cap Index
                         --------------------------------------------------------
                              For the year ended           For the year ended
                                 May 31, 2008                 May 31, 2007
                         ---------------------------  ---------------------------
                            Shares         Amount        Shares         Amount
                         ------------  -------------  ------------  -------------
Shares sold.............   15,190,786  $ 370,059,930    24,152,830  $ 584,033,063
Reinvested dividends....    9,919,126    228,735,043     7,927,315    184,785,714
Shares redeemed.........  (28,476,523)  (649,786,301)  (17,779,999)  (428,918,409)
                         ------------  -------------  ------------  -------------
Net increase (decrease).   (3,366,611) $ (50,991,328)   14,300,146  $ 339,900,368
                         ============  =============  ============  =============

                                              Money Market I
                         --------------------------------------------------------
                              For the year ended           For the year ended
                                 May 31, 2008                 May 31, 2007
                         ---------------------------  ---------------------------
                            Shares         Amount        Shares         Amount
                         ------------  -------------  ------------  -------------
Shares sold.............  553,256,088  $ 553,256,088   438,356,289  $ 438,356,289
Reinvested dividends....   20,476,669     20,476,669    22,979,703     22,979,703
Shares redeemed......... (517,716,017)  (517,716,017) (387,611,948)  (387,611,948)
                         ------------  -------------  ------------  -------------
Net increase (decrease).   56,016,740  $  56,016,740    73,724,044  $  73,724,044
                         ============  =============  ============  =============

                                             Health Sciences
                         ------------------------------------------------------
                             For the year ended          For the year ended
                                May 31, 2008                May 31, 2007
                         --------------------------  --------------------------
                            Shares        Amount        Shares        Amount
                         -----------  -------------  -----------  -------------
Shares sold.............   3,627,961  $  40,576,252    3,064,209  $  33,517,036
Reinvested dividends....   1,563,376     17,447,281    2,165,704     22,523,320
Shares redeemed.........  (3,444,790)   (38,029,841)  (5,220,853)   (57,183,068)
                         -----------  -------------  -----------  -------------
Net increase (decrease).   1,746,547  $  19,993,692        9,060  $  (1,142,712)
                         ===========  =============  ===========  =============

                                         International Equities
                         ------------------------------------------------------
                             For the year ended          For the year ended
                                May 31, 2008                May 31, 2007
                         --------------------------  --------------------------
                            Shares        Amount        Shares        Amount
                         -----------  -------------  -----------  -------------
Shares sold.............  32,040,671  $ 342,203,522   33,890,309  $ 349,648,402
Reinvested dividends....   4,767,288     50,151,864    6,771,984     69,480,559
Shares redeemed......... (27,658,526)  (290,333,911) (27,405,066)  (283,719,860)
                         -----------  -------------  -----------  -------------
Net increase (decrease).   9,149,433  $ 102,021,475   13,257,227  $ 135,409,101
                         ===========  =============  ===========  =============

                                         International Growth I
                         ------------------------------------------------------
                             For the year ended          For the year ended
                                May 31, 2008                May 31, 2007
                         --------------------------  --------------------------
                            Shares        Amount        Shares        Amount
                         -----------  -------------  -----------  -------------
Shares sold.............  12,587,538  $ 162,489,359   12,889,858  $ 146,398,496
Reinvested dividends....     476,579      6,162,164      797,491      9,266,849
Shares redeemed.........  (9,603,201)  (122,867,501)  (9,987,276)  (114,211,196)
                         -----------  -------------  -----------  -------------
Net increase (decrease).   3,460,916  $  45,784,022    3,700,073  $  41,454,149
                         ===========  =============  ===========  =============

                                          Large Capital Growth
                         ------------------------------------------------------
                             For the year ended          For the year ended
                                May 31, 2008                May 31, 2007
                         --------------------------  --------------------------
                            Shares        Amount        Shares        Amount
                         -----------  -------------  -----------  -------------
Shares sold.............   4,376,297  $  54,098,054    7,010,134  $  76,436,903
Reinvested dividends....      93,751      1,208,448      117,493      1,326,497
Shares redeemed......... (10,140,112)  (125,379,478) (18,033,241)  (197,992,396)
                         -----------  -------------  -----------  -------------
Net increase (decrease).  (5,670,064) $ (70,072,976) (10,905,614) $(120,228,996)
                         ===========  =============  ===========  =============

                                        Mid Cap Strategic Growth
                         ------------------------------------------------------
                             For the year ended          For the year ended
                                May 31, 2008                May 31, 2007
                         --------------------------  --------------------------
                            Shares        Amount        Shares        Amount
                         -----------  -------------  -----------  -------------
Shares sold.............   5,765,650  $  84,799,150    3,862,905  $  46,050,165
Reinvested dividends....     568,130      8,629,895       12,188        147,349
Shares redeemed.........  (5,212,657)   (74,188,295) (11,218,328)  (132,942,162)
                         -----------  -------------  -----------  -------------
Net increase (decrease).   1,121,123  $  19,240,750   (7,343,235) $ (86,744,648)
                         ===========  =============  ===========  =============

                                           NASDAQ-100(R) Index
                         ------------------------------------------------------
                             For the year ended          For the year ended
                                May 31, 2008                May 31, 2007
                         --------------------------  --------------------------
                            Shares        Amount        Shares        Amount
                         -----------  -------------  -----------  -------------
Shares sold.............   7,450,217  $  41,296,905    4,626,944  $  21,760,598
Reinvested dividends....      12,810         73,271       13,235         64,720
Shares redeemed.........  (5,669,998)   (30,512,075)  (7,818,852)   (36,852,424)
                         -----------  -------------  -----------  -------------
Net increase (decrease).   1,793,029  $  10,858,101   (3,178,673) $ (15,027,106)
                         ===========  =============  ===========  =============

AIG Retirement Company I
NOTES TO FINANCIAL STATEMENTS -- (continued)
--------------------------------------------------------------------------------


                                 Real Estate
                         ----------------------------
                         For the period March 10, 2008
                              to May 31, 2008*
                         ----------------------------
                            Shares         Amount
                         -----------   -------------
Shares sold.............   2,600,299   $  27,973,838
Reinvested dividends....          --              --
Shares redeemed.........      (1,177)        (13,155)
                         -----------   -------------
Net increase (decrease).   2,599,122   $  27,960,683
                         ===========   =============

                                          Small Cap Aggressive
                         --------------------------------------------------------
                             For the year ended           For the period ended
                                May 31, 2008                  May 31, 2007
                         ----------------------------  --------------------------
                            Shares         Amount        Shares        Amount
                         -----------   -------------   -----------  -------------
Shares sold.............   3,074,763   $  35,641,772     1,040,359  $  10,629,226
Reinvested dividends....       1,043          12,217         5,150         52,480
Shares redeemed.........  (1,687,453)    (18,679,166)   (2,643,165)   (26,479,518)
                         -----------   -------------   -----------  -------------
Net increase (decrease).   1,388,353   $  16,974,823    (1,597,656) $ (15,797,812)
                         ===========   =============   ===========  =============

                                             Small Cap Index
                         --------------------------------------------------------
                             For the year ended            For the year ended
                                May 31, 2008                  May 31, 2007
                         ----------------------------  --------------------------
                            Shares         Amount        Shares        Amount
                         -----------   -------------   -----------  -------------
Shares sold.............  11,933,522   $ 205,079,039    15,380,903  $ 275,462,181
Reinvested dividends....   6,367,584     102,645,450     3,228,454     57,692,475
Shares redeemed......... (18,396,433)   (289,671,014)  (12,874,623)  (230,878,924)
                         -----------   -------------   -----------  -------------
Net increase (decrease).     (95,327)  $  18,053,475     5,734,734  $ 102,275,732
                         ===========   =============   ===========  =============

                                            Small-Mid Growth
                         --------------------------------------------------------
                             For the year ended            For the year ended
                                May 31, 2008                  May 31, 2007
                         ----------------------------  --------------------------
                            Shares         Amount        Shares        Amount
                         -----------   -------------   -----------  -------------
Shares sold.............   1,484,002   $  15,362,253     2,436,339  $  25,217,945
Reinvested dividends....          --              --            --             --
Shares redeemed.........  (3,667,970)    (38,253,013)   (7,169,306)   (74,462,565)
                         -----------   -------------   -----------  -------------
Net increase (decrease).  (2,183,968)  $ (22,890,760)   (4,732,967) $ (49,244,620)
                         ===========   =============   ===========  =============

                                            Science & Technology
                         ----------------------------------------------------------
                              For the year ended            For the year ended
                                 May 31, 2008                  May 31, 2007
                         ----------------------------  ----------------------------
                            Shares         Amount         Shares         Amount
                         -----------  ---------------  -----------  ---------------
Shares sold.............   7,146,908  $    99,035,248    9,852,891  $   115,784,060
Reinvested dividends....          --               --           --               --
Shares redeemed......... (14,715,993)    (203,173,469) (28,656,097)    (343,373,221)
                         -----------  ---------------  -----------  ---------------
Net increase (decrease).  (7,569,085) $  (104,138,221) (18,803,206) $  (227,589,161)
                         ===========  ===============  ===========  ===============

                                                  Small Cap
                         ----------------------------------------------------------
                              For the year ended            For the year ended
                                 May 31, 2008                  May 31, 2007
                         ----------------------------  ----------------------------
                            Shares         Amount         Shares         Amount
                         -----------  ---------------  -----------  ---------------
Shares sold.............   2,870,282  $    32,007,011    4,842,617  $    60,519,746
Reinvested dividends....   5,311,308       53,113,076    3,565,705       43,145,035
Shares redeemed......... (10,192,318)    (112,329,665) (14,901,046)    (186,179,677)
                         -----------  ---------------  -----------  ---------------
Net increase (decrease).  (2,010,728) $   (27,209,578)  (6,492,724) $   (82,514,896)
                         ===========  ===============  ===========  ===============

                                          Small Cap Special Values
                         ----------------------------------------------------------
                              For the year ended            For the year ended
                                 May 31, 2008                  May 31, 2007
                         ----------------------------  ----------------------------
                            Shares         Amount         Shares         Amount
                         -----------  ---------------  -----------  ---------------
Shares sold.............   2,824,391  $    30,212,035    5,487,081  $    60,882,612
Reinvested dividends....   1,941,241       18,907,686      307,792        3,545,768
Shares redeemed.........  (9,033,381)     (95,169,227) (10,387,429)    (115,862,606)
                         -----------  ---------------  -----------  ---------------
Net increase (decrease).  (4,267,749) $   (46,049,506)  (4,592,556) $   (51,434,226)
                         ===========  ===============  ===========  ===============

                                                 Stock Index
                         ----------------------------------------------------------
                              For the year ended            For the year ended
                                 May 31, 2008                  May 31, 2007
                         ----------------------------  ----------------------------
                            Shares         Amount         Shares         Amount
                         -----------  ---------------  -----------  ---------------
Shares sold.............  13,966,588  $   513,405,995   19,339,031  $   698,752,150
Reinvested dividends....   9,116,732      326,379,017    5,584,751      204,625,282
Shares redeemed......... (32,058,611)  (1,137,936,417) (31,426,134)  (1,144,295,613)
                         -----------  ---------------  -----------  ---------------
Net increase (decrease).  (8,975,291) $  (298,151,405)  (6,502,352) $  (240,918,181)
                         ===========  ===============  ===========  ===============

                                                 Value
                         ----------------------------------------------------
                            For the year ended         For the year ended
                               May 31, 2008               May 31, 2007
                         ------------------------  --------------------------
                           Shares       Amount        Shares        Amount
                         ----------  ------------  -----------  -------------
Shares sold............. 20,584,725  $225,887,278    4,158,899  $  52,068,979
Reinvested dividends....    704,547     8,067,065      990,808     11,562,729
Shares redeemed......... (2,780,842)  (32,416,341) (14,673,117)  (181,114,152)
                         ----------  ------------  -----------  -------------
Net increase (decrease). 18,508,430  $201,538,002   (9,523,410) $(117,482,444)
                         ==========  ============  ===========  =============

* Commencement of Operations

Note 7 -- Expense Reductions

 Through expense offset arrangements resulting from broker commission recapture, a portion of the Fund's expenses have been reduced. For the period ended May 31, 2008, the amount of expense reductions received by each fund, used to offset the Fund's non-affiliated expenses, were as follows:

                  Fund                     Expense Reductions
                  ------------------------ ------------------
                  Asset Allocation........      $ 4,275
                  Blue Chip Growth........        1,543
                  Broad Cap Value Income..        2,700
                  Core Equity.............        7,044
                  Global Equity ..........       59,855
                  Global Social Awareness.       35,194
                  Growth & Income.........       41,608

AIG Retirement Company I
NOTES TO FINANCIAL STATEMENTS -- (continued)
--------------------------------------------------------------------------------

                Fund                         Expense Reductions
                ---------------------------- ------------------
                Health Sciences.............      $  4,264
                International Growth I......           439
                Large Cap Core..............        12,982
                Large Capital Growth........        37,806
                Mid Cap Strategic Growth....        23,037
                Science & Technology........       124,985
                Small Cap Aggressive Growth.        17,172
                Small Cap...................        14,591
                Small Cap Special Values....        77,492
                Small-Mid Growth............        13,748

Note 8 -- Investment Concentration

 Capital Conservation Fund, Government Securities Fund, and Inflation Protected Fund invest in U.S. Government sponsored securities. No assurance can be given that the U.S. Government will provide support to such U.S. Government sponsored agencies or instrumentalities in the future since it is not required to do so by law. As a result of each Fund's concentration in such investments, it may be subject to risks associated with U.S. Government securities. At the end of the period, the Funds had 37.7%, 26.3%, and 11.2%, respectively, of their net assets invested in such securities.

 Some of the Funds may invest internationally, including in "emerging market" countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the International Equities Fund , International Growth I Fund, Foreign Value Fund, Global Strategy Fund and the Global Social Awareness Fund. The International Equities Fund had 19.7% and 18.0% of its net assets invested in equity securities domiciled in the United Kingdom and Japan, respectively. The International Growth I Fund had 16.8% and 12.3% of its net assets invested in equity securities domiciled in the United Kingdom and Japan. The Foreign Value had 22.7% of its net assets invested in equity securities domiciled in the United Kingdom. The Global Strategy Fund had 12.6% of its net assets invested in equity securities domiciled in the United Kingdom. The Global Social Awareness Fund had 10.0% of its net assets invested in equity securities domiciled in the Japan.

 The Health Sciences Fund is concentrated in the health services industry and is less diversified than stock funds investing in a broader range of industries. The Fund may also invest a considerable portion of assets in companies in the same business, such as pharmaceuticals, or in related businesses, such as hospital management or managed care. Developments that could adversely effect the Fund include increased competition in the health care industry, changes in legislation or government regulations, reductions in government funding, product liability or other litigation, and obsolescence of popular products.

 The Nasdaq-100(R) Index Fund and Science & Technology Fund are concentrated in the technology sector. As a result, the Funds are subject to greater volatility than a fund that does not concentrate in a particular sector. Because the Nasdaq-100(R) Index may invest in companies within relatively more concentrated industry sectors, the Fund's performance may be more susceptible to developments which effect those sectors emphasized by the Index.

 The Real Estate Fund invests primarily in the real estate industry. A Fund that invests primarily in the real estate industry is subject to the risks associated with the direct ownership of real estate. The Fund could also be subject to the risks of direct ownership as a result of a default on a debt security it may own. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, Fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. If the Fund has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company. As of May 31, 2008, the Real Estate Fund had 52.2% of its net assets invested in Real Estate Investment Trusts.

Note 9 -- Lines of Credit

 The Series and AIG Retirement Company II, formerly known as VALIC Company II, have established an $85 million committed and $40 million uncommitted line of credit with State Street Bank & Trust Company, the Funds' custodian. Interest is currently payable at the Federal Funds Rate plus 50 basis points on the committed line and State Street's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum for the daily unused portion of the committed line of credit, which is included in other expenses on the Statement of Operations. Borrowings under the line of credit will commence when the Fund's shortfall exceeds $100,000. For the period ended May 31, 2008, the following funds had borrowings:

                                                     Average   Weighted
                                  Days     Interest    Debt    Average
         Fund                  Outstanding Charges   Utilized  Interest
         --------------------- ----------- -------- ---------- --------
         Asset Allocation.....      13     $   712  $  487,435   3.71%
         Broad Cap Value......       3          56     140,597   4.75%
         Capital Conservation.      21         805     497,190   2.92%
         Core Equity..........     114       7,160     457,586   4.82%
         Core Value...........      16       1,054     449,702   5.10%
         Foreign Value........       6       3,515   4,245,645   4.59%
         Global Equity........       8       2,548   2,422,828   5.18%
         Global Strategy......      85      17,241   1,842,793   4.10%

AIG Retirement Company I
NOTES TO FINANCIAL STATEMENTS -- (continued)
--------------------------------------------------------------------------------

                                                        Average   Weighted
                                     Days     Interest    Debt    Average
     Fund                         Outstanding Charges   Utilized  Interest
     ---------------------------- ----------- -------- ---------- --------
     Government Securities.......     30       $5,180  $1,076,343   5.74%
     Growth......................     34        6,040   1,307,567   4.15%
     Inflation Protected.........      1           84   1,035,443   2.94%
     International Govt Bond ....      1          488   3,057,171   5.75%
     International Growth I......     53        5,828     845,948   4.91%
     Large Cap Core..............     48        2,261     324,464   5.23%
     Large Capital Growth........     39        4,985     892,451   5.43%
     Mid Cap Index...............      6          907   1,057,914   4.97%
     Mid Cap Strategic Growth....      6          225     301,278   4.22%
     Science & Technology........      7          344     365,602   4.48%
     Small Cap Aggressive Growth.      2          152     672,545   4.06%
     Small Cap Fund..............     82        3,667     344,071   4.58%
     Small Cap Index.............      5          491     736,724   4.65%
     Small Cap Special Values....     54        3,850     499,157   5.01%
     Stock Index.................     10        5,733   5,172,853   3.96%

 As of May 31, 2008, there were no outstanding borrowings.

Note 10 -- Interfund Lending Agreement

 Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Funds are permitted to participate in an interfund lending program among investment companies advised by VALIC or an affiliate. The interfund lending program allows the participating Funds to borrow money from and loan money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended May 31, 2008, none of the Funds participated in the program.

Note 11 -- Security Transactions with Affiliated Portfolios

 The Funds are permitted to purchase or sell securities from certain other affiliated funds under specified conditions outlined in the procedures adopted by the Board of Trustees of the Series. The procedures have been designed to ensure that any purchase or sale of securities by a fund from or to another fund that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effective at the current market price. For the period May 31, 2008, the following Funds engaged in security transactions with affiliated Funds:

                                                            Realized
                                     Cost of    Proceeds     Gain/
         Fund                       Purchases  from Sales    (Loss)
         ------------------------- ----------- ----------- ----------
         Blue Chip Growth......... $   477,296 $   323,091 $  (23,066)
         Core Equity..............  24,969,270   8,902,120    820,379
         Core Value...............     474,442   1,528,345    242,313
         Growth...................   7,446,335   3,407,765     18,894
         Health Sciences..........      85,800          --         --
         International Growth I...   2,124,250   2,304,083    693,242
         Large Capital Growth.....   1,411,920          --         --
         Mid Cap Index............   1,721,550  14,460,552  3,738,142
         Mid Cap Strategic Growth.   3,940,054   7,623,151    499,457
         Science & Technology.....   1,688,239     505,364    (87,801)
         Small Cap................     975,436   4,678,852  1,045,434
         Stock Index..............   9,927,199          --         --
         Value....................     961,354     881,715   (107,517)

Note 12 -- Other Matters

 On December 31, 2007 Ernst & Young, LLP ("E&Y") resigned as the independent registered public accounting firm of the ARC I. On February 28, 2008, the Board of Trustees of the ARC I selected PricewaterhouseCoopers, LLP as the new independent registered public accounting firm for ARC I.

 E&Y's reports on ARC I's financial statements for the two most recent fiscal years contained no adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. During the period E&Y was engaged, there were no disagreements with E&Y on any matter of accounting principles, financial statement disclosure or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of E&Y, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on ARC I's financial statements.

AIG Retirement Company I
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                          Asset Allocation Fund
                                                                  -------------------------------------------------------
                                                                                            Year Ended May 31,
                                                                  -------------------------------------------------------
                                                                       2008         2007         2006           2005
                                                                  --------        --------  --------       --------

PER SHARE DATA
Net asset value at beginning of period........................... $  12.16        $  12.01  $  12.28       $  12.12
                                                                  -------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/.............................     0.31            0.34      0.33           0.27
   Net realized and unrealized gain (loss) on investments and
    foreign currencies...........................................    (0.75)           1.71      0.31           0.61
                                                                  -------------------------------------------------------
   Total income (loss) from investment operations................    (0.44)           2.05      0.64           0.88
                                                                  -------------------------------------------------------
Distributions from:
   Net investment income.........................................    (0.35)          (0.21)    (0.16)         (0.27)
   Net realized gain on securities...............................    (0.69)          (1.69)    (0.75)         (0.45)
                                                                  -------------------------------------------------------
   Total distributions...........................................    (1.04)          (1.90)    (0.91)         (0.72)
                                                                  -------------------------------------------------------
Net asset value at end of period................................. $  10.68        $  12.16  $  12.01       $  12.28
                                                                  -------------------------------------------------------
TOTAL RETURN/(a)/................................................    (3.84)%/(h)/    18.14%     5.36%/(e)/     7.31%
                                                                  -------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/.....................     0.69%           0.70%     0.72%          0.65%
Ratio of expenses to average net assets/(c)/.....................     0.69%           0.70%     0.72%          0.65%
Ratio of expense reductions to average net assets................     0.00%           0.00%        -              -
Ratio of net investment income (loss) to average net assets/(b)/.     2.71%           2.87%     2.67%          2.18%
Ratio of net investment income (loss) to average net assets/(c)/.     2.71%           2.87%     2.67%          2.18%
Portfolio turnover rate..........................................      124%            129%      148%           107%/(g)/
Number of shares outstanding at end of period (000's)............   14,626          14,567    13,666         15,256
Net assets at end of period (000's).............................. $156,260        $177,095  $164,117       $187,309

                                                                  ---------

                                                                  ---------
                                                                       2004
                                                                  --------

PER SHARE DATA
Net asset value at beginning of period........................... $  11.21
                                                                  ---------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/.............................     0.17
   Net realized and unrealized gain (loss) on investments and
    foreign currencies...........................................     1.07
                                                                  ---------
   Total income (loss) from investment operations................     1.24
                                                                  ---------
Distributions from:
   Net investment income.........................................    (0.19)
   Net realized gain on securities...............................    (0.14)
                                                                  ---------
   Total distributions...........................................    (0.33)
                                                                  ---------
Net asset value at end of period................................. $  12.12
                                                                  ---------
TOTAL RETURN/(a)/................................................    11.08%/(e)/
                                                                  ---------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/.....................     0.68%
Ratio of expenses to average net assets/(c)/.....................     0.68%
Ratio of expense reductions to average net assets................        -
Ratio of net investment income (loss) to average net assets/(b)/.     1.47%
Ratio of net investment income (loss) to average net assets/(c)/.     1.47%
Portfolio turnover rate..........................................       79%/(g)/
Number of shares outstanding at end of period (000's)............   15,869
Net assets at end of period (000's).............................. $192,301

                                                                                    Blue Chip Growth Fund
                                                                  --------------------------------------------------------
                                                                                      Year Ended May 31,
                                                                  --------------------------------------------------------
                                                                       2008         2007        2006        2005     2004
                                                                  --------        --------  -------       -------  -------

PER SHARE DATA
Net asset value at beginning of period........................... $  10.80        $   8.92  $  8.32       $  7.89  $  6.79
                                                                  --------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/.............................     0.03            0.03     0.03          0.04    (0.00)
   Net realized and unrealized gain (loss) on investments and
    foreign currencies...........................................    (0.23)           1.87     0.58          0.42     1.10
                                                                  --------------------------------------------------------
   Total income (loss) from investment operations................    (0.20)           1.90     0.61          0.46     1.10
                                                                  --------------------------------------------------------
Distributions from:
   Net investment income.........................................    (0.02)          (0.02)   (0.01)        (0.03)       -
   Net realized gain on securities...............................    (0.04)              -        -             -        -
                                                                  --------------------------------------------------------
   Total distributions...........................................    (0.06)          (0.02)   (0.01)        (0.03)       -
                                                                  --------------------------------------------------------
Net asset value at end of period................................. $  10.54        $  10.80  $  8.92       $  8.32  $  7.89
                                                                  --------------------------------------------------------
TOTAL RETURN/(a)/................................................    (1.84)%/(i)/    21.30%    7.35%/(f)/    5.81%   16.20%
                                                                  --------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/.....................     0.87%           0.96%    1.01%         1.08%    1.07%
Ratio of expenses to average net assets/(c)/.....................     0.91%           0.99%    1.02%         1.10%    1.07%
Ratio of expense reductions to average net assets................     0.00%           0.00%    0.00%         0.01%    0.01%
Ratio of net investment income (loss) to average net assets/(b)/.     0.31%           0.35%    0.35%         0.47%   (0.02)%
Ratio of net investment income (loss) to average net assets/(c)/.     0.27%           0.32%    0.34%         0.45%   (0.02)%
Portfolio turnover rate..........................................       20%             25%      30%           42%      30%
Number of shares outstanding at end of period (000's)............   39,703          10,495    7,325         5,847    5,116
Net assets at end of period (000's).............................. $418,429        $113,352  $65,366       $48,638  $40,369

/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(c)/Excludes, if any, expense reimbursements and expense reductions.
/(d)/The per share amounts are calculated using the average share method. /(e)/The Fund's performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions. /(f)/The Fund's performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.
/(g)/Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                                               2005 2004
                                               ---- ----
                        Asset Allocation Fund. 104%  75%

/(h)/The Fund's performance was increased by 0.17% from a reimbursement by an affiliate (see Note 3).
/(i)/The Fund's performance was increased by less than 0.01% from a reimbursement by an affiliate (see Note 3).

AIG Retirement Company I
FINANCIAL HIGHLIGHTS -- (continued)
--------------------------------------------------------------------------------

                                                                                       Broad Cap Value Income Fund
                                                                                   ----------------------------
                                                                                       Year Ended      December 5,
                                                                                        May 31,         2005* to
                                                                                   -----------------     May 31,
                                                                                     2008      2007       2006
                                                                                   -------   -------  -----------

PER SHARE DATA
Net asset value at beginning of period............................................ $ 12.65   $ 10.21    $ 10.00
                                                                                   ----------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(e)/..............................................    0.19      0.17       0.05
   Net realized and unrealized gain (loss) on investments and foreign currencies..   (1.69)     2.38       0.18
                                                                                   ----------------------------
   Total income (loss) from investment operations.................................   (1.50)     2.55       0.23
                                                                                   ----------------------------
Distributions from:
   Net investment income..........................................................   (0.19)    (0.11)     (0.02)
   Net realized gain on securities................................................   (0.42)        -          -
                                                                                   ----------------------------
   Total distributions............................................................   (0.61)    (0.11)     (0.02)
                                                                                   ----------------------------
Net asset value at end of period.................................................. $ 10.54   $ 12.65    $ 10.21
                                                                                   ----------------------------
TOTAL RETURN/(a)/.................................................................  (12.08)%   25.09%      2.28%
                                                                                   ----------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(c)/......................................    0.85%     0.85%      0.85%/(b)/
Ratio of expenses to average net assets/(d)/......................................    1.03%     1.05%      3.41%/(b)/
Ratio of expense reductions to average net assets.................................    0.01%        -          -
Ratio of net investment income (loss) to average net assets/(c)/..................    1.65%     1.50%      2.40%/(b)/
Ratio of net investment income (loss) to average net assets/(d)/..................    1.47%     1.30%     (0.16)%/(b)/
Portfolio turnover rate...........................................................      21%       27%       194%
Number of shares outstanding at end of period (000's).............................   2,481     2,582      2,663
Net assets at end of period (000's)............................................... $26,151   $32,646    $27,203

                                                                                                    Capital Conservation Fund
                                                                                   --------------------------------------------

                                                                                                       Year Ended May 31,
                                                                                   --------------------------------------------
                                                                                     2008      2007       2006        2005
                                                                                   --------  --------  --------   -------

PER SHARE DATA
Net asset value at beginning of period............................................ $   9.91  $   9.45  $   9.66   $  9.53
                                                                                   --------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(e)/..............................................     0.52      0.48      0.41      0.37
   Net realized and unrealized gain (loss) on investments and foreign currencies..    (0.31)     0.13     (0.41)     0.19
                                                                                   --------------------------------------------
   Total income (loss) from investment operations.................................     0.21      0.61         -      0.56
                                                                                   --------------------------------------------
Distributions from:
   Net investment income..........................................................    (0.58)    (0.15)    (0.21)    (0.38)
   Net realized gain on securities................................................        -         -         -     (0.05)
                                                                                   --------------------------------------------
   Total distributions............................................................    (0.58)    (0.15)    (0.21)    (0.43)
                                                                                   --------------------------------------------
Net asset value at end of period.................................................. $   9.54  $   9.91  $   9.45   $  9.66
                                                                                   --------------------------------------------
TOTAL RETURN/(a)/.................................................................     2.09%     6.46%    (0.02)%    5.99%
                                                                                   --------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(c)/......................................     0.68%     0.67%     0.70%     0.70%
Ratio of expenses to average net assets/(d)/......................................     0.68%     0.67%     0.70%     0.70%
Ratio of expense reductions to average net assets.................................        -         -         -         -
Ratio of net investment income (loss) to average net assets/(c)/..................     5.27%     4.89%     4.65%     3.83%
Ratio of net investment income (loss) to average net assets/(d)/..................     5.27%     4.89%     4.65%     3.83%
Portfolio turnover rate...........................................................      136%      203%      174%      205%/(g)/
Number of shares outstanding at end of period (000's).............................   13,389    17,897    22,200     8,997
Net assets at end of period (000's)............................................... $127,695  $177,290  $209,742   $86,903

                                                                                   --------


                                                                                   --------
                                                                                        2004
                                                                                   -------

PER SHARE DATA
Net asset value at beginning of period............................................ $ 10.04
                                                                                   --------
Income (loss) from investment operations:
   Net investment income (loss)/(e)/..............................................    0.28
   Net realized and unrealized gain (loss) on investments and foreign currencies..   (0.37)
                                                                                   --------
   Total income (loss) from investment operations.................................   (0.09)
                                                                                   --------
Distributions from:
   Net investment income..........................................................   (0.31)
   Net realized gain on securities................................................   (0.11)
                                                                                   --------
   Total distributions............................................................   (0.42)
                                                                                   --------
Net asset value at end of period.................................................. $  9.53
                                                                                   --------
TOTAL RETURN/(a)/.................................................................   (0.82)%/(f)/
                                                                                   --------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(c)/......................................    0.68%
Ratio of expenses to average net assets/(d)/......................................    0.68%
Ratio of expense reductions to average net assets.................................       -
Ratio of net investment income (loss) to average net assets/(c)/..................    2.89%
Ratio of net investment income (loss) to average net assets/(d)/..................    2.89%
Portfolio turnover rate...........................................................     182%/(g)/
Number of shares outstanding at end of period (000's).............................   8,167
Net assets at end of period (000's)............................................... $77,836

* Date Fund commenced operations.
/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Annualized
/(c)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(d)/Excludes, if any, expense reimbursements and expense reductions.
/(e)/The per share amounts are calculated using the average share method. /(f)/The Fund's performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions. /(g)/Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                                                        2005 2004
                                                        ---- ----
               Capital Conservation Fund............... 198% 171%

AIG Retirement Company I
FINANCIAL HIGHLIGHTS -- (continued)
--------------------------------------------------------------------------------

                                                                               Core Equity Fund
                                                         -----------------------------------------------------------
                                                                              Year Ended May 31,
                                                         -----------------------------------------------------------
                                                              2008            2007        2006      2005      2004
                                                         --------        --------       --------  --------  --------

PER SHARE DATA
Net asset value at beginning of period.................. $  15.37        $  13.00       $  12.37  $  11.77  $  10.12
                                                         -----------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/....................     0.12            0.12           0.13      0.16      0.10
   Net realized and unrealized gain (loss)
    on investments and foreign currencies...............    (1.50)           2.35           0.56      0.60      1.65
                                                         -----------------------------------------------------------
   Total income (loss) from investment operations.......    (1.38)           2.47           0.69      0.76      1.75
                                                         -----------------------------------------------------------
Distributions from:
   Net investment income................................    (0.14)          (0.10)         (0.06)    (0.16)    (0.10)
   Net realized gain on securities......................        -               -              -         -         -
                                                         -----------------------------------------------------------
   Total distributions..................................    (0.14)          (0.10)         (0.06)    (0.16)    (0.10)
                                                         -----------------------------------------------------------
Net asset value at end of period........................ $  13.85        $  15.37       $  13.00  $  12.37  $  11.77
                                                         -----------------------------------------------------------
TOTAL RETURN/(a)/.......................................    (9.00)%/(g)/    19.02%/(e)/     5.62%     6.48%    17.36%
                                                         -----------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/............     0.85%           0.85%          0.85%     0.85%     0.85%
Ratio of expenses to average net assets/(c)/............     0.91%           0.90%          0.90%     0.93%     0.95%
Ratio of expense reductions to average net assets.......     0.00%           0.00%          0.01%     0.01%     0.01%
Ratio of net investment income (loss) to average net
 assets/(b)/............................................     0.84%           0.85%          1.03%     1.30%     0.88%
Ratio of net investment income (loss) to average net
 assets/(c)/............................................     0.78%           0.79%          0.99%     1.22%     0.79%
Portfolio turnover rate.................................       69%            110%            39%       31%       28%
Number of shares outstanding at end of period (000's)...   25,275          29,484         36,132    43,687    51,118
Net assets at end of period (000's)..................... $349,995        $453,147       $469,770  $540,620  $601,756

                                                                             Core Value Fund
                                                         ------------------------------------------------------
                                                                           Year Ended May 31,
                                                         ------------------------------------------------------
                                                              2008         2007      2006      2005      2004
                                                         --------        --------  --------  --------  --------

PER SHARE DATA
Net asset value at beginning of period.................. $  12.98        $  10.41  $   9.87  $   9.07  $   7.73
                                                         ------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/....................     0.20            0.19      0.17      0.20      0.13
   Net realized and unrealized gain (loss)
    on investments and foreign currencies...............    (1.89)           2.47      0.46      0.80      1.34
                                                         ------------------------------------------------------
   Total income (loss) from investment operations.......    (1.69)           2.66      0.63      1.00      1.47
                                                         ------------------------------------------------------
Distributions from:
   Net investment income................................    (0.22)          (0.09)    (0.09)    (0.20)    (0.13)
   Net realized gain on securities......................    (0.41)              -         -         -         -
                                                         ------------------------------------------------------
   Total distributions..................................    (0.63)          (0.09)    (0.09)    (0.20)    (0.13)
                                                         ------------------------------------------------------
Net asset value at end of period........................ $  10.66        $  12.98  $  10.41  $   9.87  $   9.07
                                                         ------------------------------------------------------
TOTAL RETURN/(a)/.......................................   (13.28)%/(h)/    25.67%     6.44%    11.07%    19.16%
                                                         ------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/............     0.83%           0.83%     0.83%     0.83%     0.83%
Ratio of expenses to average net assets/(c)/............     0.92%           0.92%     0.92%     0.91%     0.91%
Ratio of expense reductions to average net assets.......        -               -         -         -         -
Ratio of net investment income (loss) to average net
 assets/(b)/............................................     1.75%           1.61%     1.67%     2.05%     1.50%
Ratio of net investment income (loss) to average net
 assets/(c)/............................................     1.65%           1.51%     1.58%     1.97%     1.43%
Portfolio turnover rate.................................       37%             30%      109%       72%       71%
Number of shares outstanding at end of period (000's)...   16,855          19,083    22,207    23,445    25,344
Net assets at end of period (000's)..................... $179,697        $247,711  $231,228  $231,351  $229,928

/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(c)/Excludes, if any, expense reimbursements and expense reductions.
/(d)/The per share amounts are calculated using the average share method. /(e)/The Fund's performance was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.
/(g)/The Fund's performance was increased by 0.66% from a reimbursement by an affiliate (see Note 3).
/(h)/The Fund's performance was increased by 0.16% from a reimbursement by an affiliate (see Note 3).

AIG Retirement Company I
FINANCIAL HIGHLIGHTS -- (continued)
--------------------------------------------------------------------------------


                                                                   Foreign Value Fund
                                                         --------------------------------

                                                               Year Ended        December 5,
                                                                May 31,           2005* to
                                                         ---------------------     May 31,
                                                            2008       2007         2006
                                                         --------   ----------  -----------

PER SHARE DATA
Net asset value at beginning of period.................. $  13.21   $    10.76   $  10.00
                                                         --------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(e)/....................     0.36         0.25       0.02
   Net realized and unrealized gain (loss)
    on investments and foreign currencies...............    (0.67)        2.33       0.74
                                                         --------------------------------
   Total income (loss) from investment operations.......    (0.31)        2.58       0.76
                                                         --------------------------------
Distributions from:
   Net investment income................................    (0.11)       (0.13)      0.00
   Net realized gain on securities......................    (0.38)        0.00          -
                                                         --------------------------------
   Total distributions..................................    (0.49)       (0.13)      0.00
                                                         --------------------------------
Net asset value at end of period........................ $  12.41   $    13.21   $  10.76
                                                         --------------------------------
TOTAL RETURN/(a)/.......................................    (2.44)%      24.08%      7.63%
                                                         --------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(c)/............     0.86%        0.86%      0.84%/(b)/
Ratio of expenses to average net assets/(d)/............     0.86%        0.86%      1.65%/(b)/
Ratio of expense reductions to average net assets.......        -            -          -
Ratio of net investment income (loss) to average net
 assets/(c)/............................................     2.82%        2.17%      5.06%/(b)/
Ratio of net investment income (loss) to average net
 assets/(d)/............................................     2.82%        2.17%      4.24%/(b)/
Portfolio turnover rate.................................       34%          31%         0%
Number of shares outstanding at end of period (000's)...   76,318       79,082     65,474
Net assets at end of period (000's)..................... $946,934   $1,044,980   $704,398

                                                                  Global Equity Fund
                                                         ------------------------------
                                                                               December 5,
                                                              Year Ended        2005* to
                                                               May 31,           May 31,
                                                         -------------------  -----------
                                                            2008      2007        2006
                                                         --------   --------  -----------

PER SHARE DATA
Net asset value at beginning of period.................. $  13.82   $  10.74   $  10.00
                                                         ------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(e)/....................     0.18       0.17       0.06
   Net realized and unrealized gain (loss)
    on investments and foreign currencies...............    (1.44)      3.06       0.69
                                                         ------------------------------
   Total income (loss) from investment operations.......    (1.26)      3.23       0.75
                                                         ------------------------------
Distributions from:
   Net investment income................................    (0.23)     (0.15)     (0.01)
   Net realized gain on securities......................    (0.66)     (0.00)         -
                                                         ------------------------------
   Total distributions..................................    (0.89)     (0.15)     (0.01)
                                                         ------------------------------
Net asset value at end of period........................ $  11.67   $  13.82   $  10.74
                                                         ------------------------------
TOTAL RETURN/(a)/.......................................    (9.39)%    30.35%      7.48%
                                                         ------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(c)/............     0.97%      0.95%      0.98%/(b)/
Ratio of expenses to average net assets/(d)/............     0.97%      0.95%      2.16%/(b)/
Ratio of expense reductions to average net assets.......     0.01%      0.01%         -
Ratio of net investment income (loss) to average net
 assets/(c)/............................................     1.38%      1.41%     10.48%/(b)/
Ratio of net investment income (loss) to average net
 assets/(d)/............................................     1.38%      1.41%      9.30%/(b)/
Portfolio turnover rate.................................       93%        86%         3%
Number of shares outstanding at end of period (000's)...   33,870     34,198     38,389
Net assets at end of period (000's)..................... $395,426   $472,642   $412,275

* Date Fund commenced operations.
/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Annualized
/(c)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(d)/Excludes, if any, expense reimbursements and expense reductions.
/(e)/The per share amounts are calculated using the average share method.

AIG Retirement Company I
FINANCIAL HIGHLIGHTS -- (continued)
--------------------------------------------------------------------------------

                                                       Global Social Awareness Fund
                                          ------------------------------------------------------

                                                            Year Ended May 31,
                                          ------------------------------------------------------
                                               2008         2007      2006      2005      2004
                                          --------        --------  --------  --------  --------

PER SHARE DATA
Net asset value at beginning of period... $  24.25        $  20.82  $  19.38  $  18.28  $  15.73
                                          ------------------------------------------------------
Income (loss) from investment
 operations:
   Net investment income (loss)/(e)/.....     0.41            0.30      0.26      0.27      0.16
   Net realized and unrealized
    gain (loss) on investments and
    foreign currencies...................    (1.71)           4.25      1.30      1.09      2.55
                                          ------------------------------------------------------
   Total income (loss) from investment
    operations...........................    (1.30)           4.55      1.56      1.36      2.71
                                          ------------------------------------------------------
Distributions from:
   Net investment income.................    (0.29)          (0.16)    (0.12)    (0.26)    (0.16)
   Net realized gain on securities.......    (2.45)          (0.96)        -         -         -
                                          ------------------------------------------------------
   Total distributions...................    (2.74)          (1.12)    (0.12)    (0.26)    (0.16)
                                          ------------------------------------------------------
Net asset value at end of period......... $  20.21        $  24.25  $  20.82  $  19.38  $  18.28
                                          ------------------------------------------------------
TOTAL RETURN/(a)/........................    (5.35)%/(g)/    22.35%     8.09%     7.47%    17.27%
                                          ------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to
 average net assets/(c)/.................     0.65%           0.62%     0.63%     0.63%     0.63%
Ratio of expenses to
 average net assets/(d)/.................     0.65%           0.62%     0.63%     0.63%     0.63%
Ratio of expense reductions to average
 net assets..............................     0.01%           0.02%        -         -         -
Ratio of net investment income (loss)
 to average net assets/(c)/..............     1.95%           1.31%     1.30%     1.42%     0.89%
Ratio of net investment income (loss)
 to average net assets/(d)/..............     1.95%           1.31%     1.30%     1.42%     0.89%
Portfolio turnover rate..................      165%            153%      139%       53%       79%
Number of shares outstanding at end of
 period (000's)..........................   27,983          19,308    18,349    20,461    21,814
Net assets at end of period (000's)...... $565,483        $468,159  $382,067  $396,563  $398,820

                                                 Global Strategy Fund
                                          -----------------------------
                                              Year Ended       December 5,
                                                May 31,         2005* to
                                          ------------------     May 31,
                                            2008      2007        2006
                                          --------  --------  -----------

PER SHARE DATA
Net asset value at beginning of period... $  13.08  $  10.92   $  10.00
                                          -----------------------------
Income (loss) from investment
 operations:
   Net investment income (loss)/(e)/.....     0.41      0.31       0.03
   Net realized and unrealized
    gain (loss) on investments and
    foreign currencies...................    (0.33)     2.05       0.90
                                          -----------------------------
   Total income (loss) from investment
    operations...........................     0.08      2.36       0.93
                                          -----------------------------
Distributions from:
   Net investment income.................    (0.19)    (0.16)     (0.01)
   Net realized gain on securities.......    (0.20)    (0.04)         -
                                          -----------------------------
   Total distributions...................    (0.39)    (0.20)     (0.01)
                                          -----------------------------
Net asset value at end of period......... $  12.77  $  13.08   $  10.92
                                          -----------------------------
TOTAL RETURN/(a)/........................     0.63%    21.86%      9.30%/(f)/
                                          -----------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to
 average net assets/(c)/.................     0.73%     0.71%      0.72%/(b)/
Ratio of expenses to
 average net assets/(d)/.................     0.73%     0.71%      1.57%/(b)/
Ratio of expense reductions to average
 net assets..............................        -         -          -
Ratio of net investment income (loss)
 to average net assets/(c)/..............     3.17%     2.60%      3.80%/(b)/
Ratio of net investment income (loss)
 to average net assets/(d)/..............     3.17%     2.60%      2.94%/(b)/
Portfolio turnover rate..................       25%       31%         1%
Number of shares outstanding at end of
 period (000's)..........................   38,838    38,988     37,843
Net assets at end of period (000's)...... $495,975  $509,885   $413,319

* Date Fund commenced operations.
/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Annualized
/(c)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(d)/Excludes, if any, expense reimbursements and expense reductions.
/(e)/The per share amounts are calculated using the average share method. /(f)/The Fund's performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions. /(g)/The Fund's performance was increased by 0.12% from a reimbursement by an affiliate (see Note 3).

AIG Retirement Company I
FINANCIAL HIGHLIGHTS -- (continued)
--------------------------------------------------------------------------------


                                                                                                    Government Securities Fund
                                                                                   ---------------------------------------------

                                                                                                        Year Ended May 31,
                                                                                   ---------------------------------------------
                                                                                     2008      2007       2006         2005
                                                                                   --------  --------  --------   --------

PER SHARE DATA
Net asset value at beginning of period............................................ $  10.12  $   9.86  $  10.14   $   9.82
                                                                                   ---------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/..............................................     0.40      0.43      0.37       0.31
   Net realized and unrealized gain (loss) on investments and foreign currencies..     0.36      0.07     (0.46)      0.33
                                                                                   ---------------------------------------------
   Total income (loss) from investment operations.................................     0.76      0.50     (0.09)      0.64
                                                                                   ---------------------------------------------
Distributions from:
   Net investment income..........................................................    (0.46)    (0.24)    (0.19)     (0.32)
   Net realized gain on securities................................................        -         -         -          -
                                                                                   ---------------------------------------------
   Total distributions............................................................    (0.46)    (0.24)    (0.19)     (0.32)
                                                                                   ---------------------------------------------
Net asset value at end of period.................................................. $  10.42  $  10.12  $   9.86   $  10.14
                                                                                   ---------------------------------------------
TOTAL RETURN/(a)/.................................................................     7.54%     5.12%    (0.94)%     6.54%/(e)/
                                                                                   ---------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/......................................     0.66%     0.67%     0.65%      0.66%
Ratio of expenses to average net assets/(c)/......................................     0.66%     0.67%     0.65%      0.66%
Ratio of expense reductions to average net assets.................................        -         -         -          -
Ratio of net investment income (loss) to average net assets/(b)/..................     3.92%     4.22%     3.68%      3.03%
Ratio of net investment income (loss) to average net assets/(c)/..................     3.92%     4.22%     3.68%      3.03%
Portfolio turnover rate...........................................................       67%      141%       99%       216%/(f)/
Number of shares outstanding at end of period (000's).............................   16,472    10,221    11,775     13,361
Net assets at end of period (000's)............................................... $171,641  $103,483  $116,084   $135,549

                                                                                   ---------


                                                                                   ---------
                                                                                        2004
                                                                                   --------

PER SHARE DATA
Net asset value at beginning of period............................................ $  11.24
                                                                                   ---------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/..............................................     0.27
   Net realized and unrealized gain (loss) on investments and foreign currencies..    (0.65)
                                                                                   ---------
   Total income (loss) from investment operations.................................    (0.38)
                                                                                   ---------
Distributions from:
   Net investment income..........................................................    (0.29)
   Net realized gain on securities................................................    (0.75)
                                                                                   ---------
   Total distributions............................................................    (1.04)
                                                                                   ---------
Net asset value at end of period.................................................. $   9.82
                                                                                   ---------
TOTAL RETURN/(a)/.................................................................    (3.40)%
                                                                                   ---------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/......................................     0.65%
Ratio of expenses to average net assets/(c)/......................................     0.65%
Ratio of expense reductions to average net assets.................................        -
Ratio of net investment income (loss) to average net assets/(b)/..................     2.59%
Ratio of net investment income (loss) to average net assets/(c)/..................     2.59%
Portfolio turnover rate...........................................................      169%/(f)/
Number of shares outstanding at end of period (000's).............................   14,904
Net assets at end of period (000's)............................................... $146,347

                                                                                                 Growth Fund
                                                                                   ---------------------------------
                                                                                         Year Ended         December 5,
                                                                                          May 31,            2005* to
                                                                                   --------------------       May 31,
                                                                                     2008        2007          2006
                                                                                   --------  ----------   -----------

PER SHARE DATA
Net asset value at beginning of period............................................ $  10.26  $     9.22   $    10.00
                                                                                   ---------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/..............................................     0.02       (0.01)        0.01/(e)/
   Net realized and unrealized gain (loss) on investments and foreign currencies..     0.89        1.05        (0.79)
                                                                                   ---------------------------------
   Total income (loss) from investment operations.................................     0.91        1.04        (0.78)
                                                                                   ---------------------------------
Distributions from:
   Net investment income..........................................................        -        0.00            -
   Net realized gain on securities................................................        -           -            -
                                                                                   ---------------------------------
   Total distributions............................................................        -        0.00            -
                                                                                   ---------------------------------
Net asset value at end of period.................................................. $  11.17  $    10.26   $     9.22
                                                                                   ---------------------------------
TOTAL RETURN/(a)/.................................................................     8.87%      11.29%       (7.80)%
                                                                                   ---------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/......................................     0.95%       0.94%        0.93%/(g)/
Ratio of expenses to average net assets/(c)/......................................     0.95%       0.94%        1.39%/(g)/
Ratio of expense reductions to average net assets.................................        -           -            -
Ratio of net investment income (loss) to average net assets/(b)/..................     0.22%      (0.09)%       1.55%/(g)/
Ratio of net investment income (loss) to average net assets/(c)/..................     0.22%      (0.09)%       1.09%/(g)/
Portfolio turnover rate...........................................................      203%        103%          38%
Number of shares outstanding at end of period (000's).............................   86,259      99,984      127,742
Net assets at end of period (000's)............................................... $963,368  $1,025,501   $1,177,556

* Date Fund commenced operations.
/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(c)/Excludes, if any, expense reimbursements and expense reductions.
/(d)/The per share amounts are calculated using the average share method. /(e)/The Fund's performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions. /(f)/Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                                                 2005 2004
                                                 ---- ----
                     Government Securities Fund. 216% 169%

/(g)/Annualized

AIG Retirement Company I
FINANCIAL HIGHLIGHTS -- (continued)
--------------------------------------------------------------------------------


                                                                               Growth & Income Fund
                                                              ------------------------------------------------------
                                                                                Year Ended May 31,
                                                              ------------------------------------------------------
                                                                   2008         2007      2006      2005      2004
                                                              --------        --------  --------  --------  --------

PER SHARE DATA
Net asset value at beginning of period....................... $  17.73        $  14.70  $  14.02  $  12.87  $  11.32
                                                              ------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/.........................     0.26            0.19      0.15      0.19      0.07
   Net realized and unrealized gain (loss) on investments
    and foreign currencies...................................    (0.85)           2.95      0.60      1.15      1.55
                                                              ------------------------------------------------------
   Total income (loss) from investment operations............    (0.59)           3.14      0.75      1.34      1.62
                                                              ------------------------------------------------------
Distributions from:
   Net investment income.....................................    (0.22)          (0.11)    (0.07)    (0.19)    (0.07)
   Net realized gain on securities...........................    (0.78)              -         -         -         -
                                                              ------------------------------------------------------
   Total distributions.......................................    (1.00)          (0.11)    (0.07)    (0.19)    (0.07)
                                                              ------------------------------------------------------
Net asset value at end of period............................. $  16.14        $  17.73  $  14.70  $  14.02  $  12.87
                                                              ------------------------------------------------------
TOTAL RETURN/(a)/............................................    (3.44)%/(e)/    21.40%     5.36%    10.47%    14.33%
                                                              ------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/.................     0.85%           0.85%     0.85%     0.85%     0.85%
Ratio of expenses to average net assets/(c)/.................     0.89%           0.89%     0.89%     0.90%     0.89%
Ratio of expense reductions to average net assets............     0.03%           0.02%        -         -         -
Ratio of net investment income (loss) to
 average net assets/(b)/.....................................     1.53%           1.18%     1.04%     1.41%     0.55%
Ratio of net investment income (loss) to
 average net assets/(c)/.....................................     1.49%           1.13%     1.00%     1.35%     0.51%
Portfolio turnover rate......................................      238%            169%      148%       74%      168%
Number of shares outstanding at end of period (000's)........    8,034           8,422     9,858    12,102    13,963
Net assets at end of period (000's).......................... $129,657        $149,283  $144,880  $169,724  $179,737

                                                                               Health Sciences Fund
                                                              ----------------------------------------------------
                                                                                Year Ended May 31,
                                                              ----------------------------------------------------
                                                                 2008       2007       2006       2005       2004
                                                              --------   --------   --------   --------   --------

PER SHARE DATA
Net asset value at beginning of period....................... $  11.53   $  10.64   $   9.49   $  10.06   $   7.98
                                                              ----------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/.........................    (0.07)     (0.06)     (0.08)     (0.08)     (0.07)
   Net realized and unrealized gain (loss) on investments
    and foreign currencies...................................     0.13       2.37       1.70      (0.02)      2.15
                                                              ----------------------------------------------------
   Total income (loss) from investment operations............     0.06       2.31       1.62      (0.10)      2.08
                                                              ----------------------------------------------------
Distributions from:
   Net investment income.....................................        -          -          -          -          -
   Net realized gain on securities...........................    (1.03)     (1.42)     (0.47)     (0.47)         -
                                                              ----------------------------------------------------
   Total distributions.......................................    (1.03)     (1.42)     (0.47)     (0.47)         -
                                                              ----------------------------------------------------
Net asset value at end of period............................. $  10.56   $  11.53   $  10.64   $   9.49   $  10.06
                                                              ----------------------------------------------------
TOTAL RETURN/(a)/............................................     0.05%     23.19%     16.94%     (1.23)%    26.07%
                                                              ----------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/.................     1.17%      1.17%      1.16%      1.17%      1.15%
Ratio of expenses to average net assets/(c)/.................     1.17%      1.17%      1.16%      1.17%      1.15%
Ratio of expense reductions to average net assets............     0.00%      0.01%      0.01%      0.01%      0.03%
Ratio of net investment income (loss) to
 average net assets/(b)/.....................................    (0.63)%    (0.57)%    (0.76)%    (0.80)%    (0.77)%
Ratio of net investment income (loss) to
 average net assets/(c)/.....................................    (0.63)%    (0.57)%    (0.76)%    (0.80)%    (0.77)%
Portfolio turnover rate......................................       44%        47%        54%        49%        41%
Number of shares outstanding at end of period (000's)........   18,782     17,035     17,026     15,856     15,312
Net assets at end of period (000's).......................... $198,368   $196,444   $181,078   $150,541   $154,050

/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(c)/Excludes, if any, expense reimbursements and expense reductions.
/(d)/The per share amounts are calculated using the average share method. /(e)/The Fund's performance was increased by 0.17% from a reimbursement by an affiliate (see Note 3).

AIG Retirement Company I
FINANCIAL HIGHLIGHTS -- (continued)
--------------------------------------------------------------------------------

                                                                                  Inflation Protected Fund
                                                                        --------------------------------------
                                                                                                     December 20,
                                                                             Year Ended May 31,        2004* to
                                                                        --------------------------     May 31,
                                                                          2008      2007     2006        2005
                                                                        --------  -------  -------   ------------

PER SHARE DATA
Net asset value at beginning of period................................. $   9.59  $  9.60  $ 10.17     $ 10.00
                                                                        --------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/...................................     0.49     0.39     0.43        0.20
   Net realized and unrealized gain (loss) on investments and foreign
    currencies.........................................................     0.29    (0.07)   (0.68)       0.10
                                                                        --------------------------------------
   Total income (loss) from investment operations......................     0.78     0.32    (0.25)       0.30
                                                                        --------------------------------------
Distributions from:
   Net investment income...............................................    (0.36)   (0.33)   (0.32)      (0.13)
   Net realized gain on securities.....................................        -        -     0.00           -
                                                                        --------------------------------------
   Total distributions.................................................    (0.36)   (0.33)   (0.32)      (0.13)
                                                                        --------------------------------------
Net asset value at end of period....................................... $  10.01  $  9.59  $  9.60     $ 10.17
                                                                        --------------------------------------
TOTAL RETURN/(a)/......................................................     8.22%    3.35%   (2.44)%      3.00%
                                                                        --------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/...........................     0.65%    0.65%    0.65%       0.65%/(f)/
Ratio of expenses to average net assets/(c)/...........................     0.73%    1.05%    1.02%       2.27%/(f)/
Ratio of expense reductions to average net assets......................        -        -        -           -
Ratio of net investment income (loss) to average net assets/(b)/.......     5.59%    4.00%    4.45%       4.67%/(f)/
Ratio of net investment income (loss) to average net assets/(c)/.......     5.51%    3.61%    4.08%       3.05%/(f)/
Portfolio turnover rate................................................       70%      37%      13%         39%
Number of shares outstanding at end of period (000's)..................   15,887    1,640    1,668       1,069
Net assets at end of period (000's).................................... $159,074  $15,722  $16,016     $10,873

                                                                                        International Equities Fund
                                                                        -------------------------------------------------

                                                                                            Year Ended May 31,
                                                                        -------------------------------------------------
                                                                            2008        2007       2006         2005
                                                                        ----------   ----------  --------  --------

PER SHARE DATA
Net asset value at beginning of period................................. $    11.29   $     9.79  $   7.56  $   6.80
                                                                        -------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/...................................       0.31         0.25      0.19      0.16
   Net realized and unrealized gain (loss) on investments and foreign
    currencies.........................................................      (0.75)        2.02      2.09      0.73
                                                                        -------------------------------------------------
   Total income (loss) from investment operations......................      (0.44)        2.27      2.28      0.89
                                                                        -------------------------------------------------
Distributions from:
   Net investment income...............................................      (0.26)       (0.16)    (0.05)    (0.13)
   Net realized gain on securities.....................................      (0.22)       (0.61)        -         -
                                                                        -------------------------------------------------
   Total distributions.................................................      (0.48)       (0.77)    (0.05)    (0.13)
                                                                        -------------------------------------------------
Net asset value at end of period....................................... $    10.37   $    11.29  $   9.79  $   7.56
                                                                        -------------------------------------------------
TOTAL RETURN/(a)/......................................................      (3.91)%      24.05%    30.32%    13.10%/(e)/
                                                                        -------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/...........................       0.51%        0.50%     0.56%     0.67%
Ratio of expenses to average net assets/(c)/...........................       0.51%        0.50%     0.56%     0.67%
Ratio of expense reductions to average net assets......................          -            -         -         -
Ratio of net investment income (loss) to average net assets/(b)/.......       2.87%        2.45%     2.19%     2.17%
Ratio of net investment income (loss) to average net assets/(c)/.......       2.87%        2.45%     2.19%     2.17%
Portfolio turnover rate................................................        104%          47%       98%       68%
Number of shares outstanding at end of period (000's)..................    106,313       97,164    83,906    65,340
Net assets at end of period (000's).................................... $1,102,850   $1,097,046  $821,577  $493,945

                                                                        ---------


                                                                        ---------
                                                                          2004
                                                                        --------

PER SHARE DATA
Net asset value at beginning of period................................. $   5.50
                                                                        ---------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/...................................     0.12
   Net realized and unrealized gain (loss) on investments and foreign
    currencies.........................................................     1.29
                                                                        ---------
   Total income (loss) from investment operations......................     1.41
                                                                        ---------
Distributions from:
   Net investment income...............................................    (0.11)
   Net realized gain on securities.....................................        -
                                                                        ---------
   Total distributions.................................................    (0.11)
                                                                        ---------
Net asset value at end of period....................................... $   6.80
                                                                        ---------
TOTAL RETURN/(a)/......................................................    25.78%
                                                                        ---------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/...........................     0.61%
Ratio of expenses to average net assets/(c)/...........................     0.61%
Ratio of expense reductions to average net assets......................        -
Ratio of net investment income (loss) to average net assets/(b)/.......     1.96%
Ratio of net investment income (loss) to average net assets/(c)/.......     1.96%
Portfolio turnover rate................................................       12%
Number of shares outstanding at end of period (000's)..................   29,964
Net assets at end of period (000's).................................... $203,768

* Date Fund commenced operations.
/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(c)/Excludes, if any, expense reimbursements and expense reductions.
/(d)/The per share amounts are calculated using the average share method. /(e)/The Fund's performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions. /(f)/Annualized

AIG Retirement Company I
FINANCIAL HIGHLIGHTS -- (continued)
--------------------------------------------------------------------------------

                                               International Government Bond Fund
                              ---------------------------------------------------------------
                                                       Year Ended May 31,
                              ---------------------------------------------------------------
                                2008         2007           2006           2005           2004
                              --------  --------       --------       --------       --------

PER SHARE DATA
Net asset value at
 beginning of period......... $  12.05  $  12.08       $  13.04       $  13.40       $  13.83
                              ---------------------------------------------------------------
Income (loss) from
 investment operations:
   Net investment income
    (loss)/(d)/..............     0.49      0.49           0.48           0.50           0.55
   Net realized and
    unrealized gain (loss)
    on investments and
    foreign currencies.......     0.57      0.42          (0.17)          1.08          (0.25)
                              ---------------------------------------------------------------
   Total income (loss) from
    investment operations....     1.06      0.91           0.31           1.58           0.30
                              ---------------------------------------------------------------
Distributions from:
   Net investment income.....    (0.63)    (0.52)         (0.28)         (0.76)         (0.52)
   Net realized gain on
    securities...............    (0.09)    (0.42)         (0.99)         (1.18)         (0.21)
                              ---------------------------------------------------------------
   Total distributions.......    (0.72)    (0.94)         (1.27)         (1.94)         (0.73)
                              ---------------------------------------------------------------
Net asset value at end of
 period...................... $  12.39  $  12.05       $  12.08       $  13.04       $  13.40
                              ---------------------------------------------------------------
TOTAL RETURN/(a)/............     8.94%     7.60%/(e)/     2.65%/(e)/    12.30%          2.10%
                              ---------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to
 average net assets/(b)/.....     0.68%     0.70%          0.71%          0.69%          0.72%
Ratio of expenses to
 average net assets/(c)/.....     0.68%     0.70%          0.71%          0.69%          0.72%
Ratio of expense reductions
 to average net assets.......        -         -              -              -              -
Ratio of net investment
 income (loss) to average
 net assets/(b)/.............     4.07%     4.04%          3.81%          3.77%          3.95%
Ratio of net investment
 income (loss) to average
 net assets/(c)/.............     4.07%     4.04%          3.81%          3.77%          3.95%
Portfolio turnover rate......      183%      164%           198%           136%/(f)/      119%/(f)/
Number of shares
 outstanding at end of
 period (000's)..............   14,457    11,264         11,377         11,362         10,753
Net assets at end of period
 (000's)..................... $179,191  $135,777       $137,405       $148,171       $144,083

/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(c)/Excludes, if any, expense reimbursements and expense reductions.
/(d)/The per share amounts are calculated using the average share method. /(e)/The Fund's performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.
/(f)/Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                                                          2005 2004
                                                          ---- ----
            International Government Bond Fund........... 136% 119%

AIG Retirement Company I
FINANCIAL HIGHLIGHTS -- (continued)
--------------------------------------------------------------------------------

                                                                International Growth I Fund
                                                     ------------------------------------------------

                                                                    Year Ended May 31,
                                                     ------------------------------------------------
                                                       2008      2007      2006      2005      2004
                                                     --------  --------  --------  --------  --------

PER SHARE DATA
Net asset value at beginning of period.............. $  12.91  $  10.30  $   8.07  $   7.38  $   6.07
                                                     ------------------------------------------------
Income (loss) from investment
 operations:
   Net investment income (loss)/(e)/................     0.20      0.14      0.16      0.08      0.06
   Net realized and unrealized
    gain (loss) on investments and
    foreign currencies..............................     0.16      2.65      2.12      0.69      1.31
                                                     ------------------------------------------------
   Total income (loss) from investment
    operations......................................     0.36      2.79      2.28      0.77      1.37
                                                     ------------------------------------------------
Distributions from:
   Net investment income............................    (0.12)    (0.18)    (0.05)    (0.08)    (0.06)
   Net realized gain on securities..................        -         -         -         -         -
                                                     ------------------------------------------------
   Total distributions..............................    (0.12)    (0.18)    (0.05)    (0.08)    (0.06)
                                                     ------------------------------------------------
Net asset value at end of period.................... $  13.15  $  12.91  $  10.30  $   8.07  $   7.38
                                                     ------------------------------------------------
TOTAL RETURN/(a)/...................................     2.78%    27.31%    28.35%    10.46%    22.57%
                                                     ------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net
 assets/(c)/........................................     1.01%     1.01%     1.01%     1.03%     1.06%
Ratio of expenses to average net
 assets/(d)/........................................     1.11%     1.11%     1.19%     1.29%     1.28%
Ratio of expense reductions to average
 net assets.........................................     0.00%     0.00%        -         -         -

 Ratio of net investment income (loss) to averagenet
 assets/(c)/........................................     1.56%     1.19%     1.71%     0.99%     0.83%

 Ratio of net investment income (loss) to averagenet
 assets/(d)/........................................     1.46%     1.09%     1.53%     0.73%     0.61%
Portfolio turnover rate.............................       64%       74%       97%       94%      164%
Number of shares outstanding at end of
 period (000's).....................................   55,226    51,765    48,065    46,352    52,010
Net assets at end of period (000's)................. $726,258  $668,274  $495,181  $374,189  $383,924

                                                            Large Cap Core Fund
                                                     ----------------------------
                                                                         December 5,
                                                     Year Ended May 31,   2005* to
                                                     -----------------     May 31,
                                                       2008      2007       2006
                                                     -------   -------  -----------

PER SHARE DATA
Net asset value at beginning of period.............. $ 11.91   $ 10.10   $  10.00
                                                     ----------------------------
Income (loss) from investment
 operations:
   Net investment income (loss)/(e)/................    0.11      0.13       0.02
   Net realized and unrealized
    gain (loss) on investments and
    foreign currencies..............................   (0.65)     1.78       0.09
                                                     ----------------------------
   Total income (loss) from investment
    operations......................................   (0.54)     1.91       0.11
                                                     ----------------------------
Distributions from:
   Net investment income............................   (0.09)    (0.10)     (0.01)
   Net realized gain on securities..................   (0.50)        -          -
                                                     ----------------------------
   Total distributions..............................   (0.59)    (0.10)     (0.01)
                                                     ----------------------------
Net asset value at end of period.................... $ 10.78   $ 11.91   $  10.10
                                                     ----------------------------
TOTAL RETURN/(a)/...................................   (4.73)%   19.01%      1.10%/(f)/
                                                     ----------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net
 assets/(c)/........................................    0.85%     0.85%      0.85%/(b)/
Ratio of expenses to average net
 assets/(d)/........................................    1.00%     0.91%      2.43%/(b)/
Ratio of expense reductions to average
 net assets.........................................    0.02%     0.01%         -

 Ratio of net investment income (loss) to averagenet
 assets/(c)/........................................    0.96%     1.15%      3.49%/(b)/

 Ratio of net investment income (loss) to averagenet
 assets/(d)/........................................    0.81%     1.09%      1.90%/(b)/
Portfolio turnover rate.............................      62%       24%         2%
Number of shares outstanding at end of
 period (000's).....................................   7,869     7,405     17,431
Net assets at end of period (000's)................. $84,844   $88,186   $176,038

* Date Fund commenced operations.
/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Annualized
/(c)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(d)/Excludes, if any, expense reimbursements and expense reductions.
/(e)/The per share amounts are calculated using the average share method. /(f)/The Fund's performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

AIG Retirement Company I
FINANCIAL HIGHLIGHTS -- (continued)
--------------------------------------------------------------------------------

                                                                                Large Capital Growth Fund
                                                                   ---------------------------------------------
                                                                                                       December 20,
                                                                           Year Ended May 31,            2004* to
                                                                   ---------------------------------     May 31,
                                                                        2008        2007       2006        2005
                                                                   --------       --------  --------   ------------

PER SHARE DATA
Net asset value at beginning of period............................ $  12.38       $  10.43  $   9.85      $10.00
                                                                   ---------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(e)/..............................     0.03           0.05      0.01        0.01
   Net realized and unrealized gain (loss) on investments and
    foreign currencies............................................     0.07           1.93      0.59       (0.16)
                                                                   ---------------------------------------------
   Total income (loss) from investment operations.................     0.10           1.98      0.60       (0.15)
                                                                   ---------------------------------------------
Distributions from:
   Net investment income..........................................    (0.03)         (0.03)    (0.02)       0.00
   Net realized gain on securities................................        -              -         -           -
                                                                   ---------------------------------------------
   Total distributions............................................    (0.03)         (0.03)    (0.02)       0.00
                                                                   ---------------------------------------------
Net asset value at end of period.................................. $  12.45       $  12.38  $  10.43      $ 9.85
                                                                   ---------------------------------------------
TOTAL RETURN/(a)/.................................................     0.78%/(g)/    18.97%     6.08%      (1.49)%
                                                                   ---------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(c)/......................     0.78%          0.76%     0.79%       0.85%/(b)/
Ratio of expenses to average net assets/(d)/......................     0.78%          0.76%     1.33%       2.73%/(b)/
Ratio of expense reductions to average net assets.................     0.01%          0.01%        -           -
Ratio of net investment income (loss) to average net assets/(c)/..     0.27%          0.42%     0.30%       0.29%/(b)/
Ratio of net investment income (loss) to average net assets/(d)/..     0.27%          0.42%    (0.24)%     (1.59)%/(b)/
Portfolio turnover rate...........................................       49%            78%      404%         45%
Number of shares outstanding at end of period (000's).............   41,724         47,394    58,300       1,000
Net assets at end of period (000's)............................... $519,294       $586,875  $608,299      $9,849

                                                                                           Mid Cap Index Fund
                                                                   ------------------------------------------------------

                                                                                           Year Ended May 31,
                                                                   ------------------------------------------------------
                                                                       2008         2007           2006          2005
                                                                   -----------   ----------  ----------       ----------

PER SHARE DATA
Net asset value at beginning of period............................ $     26.62   $    23.72  $    21.46       $    19.41
                                                                   ------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(e)/..............................        0.26         0.30        0.25             0.19
   Net realized and unrealized gain (loss) on investments and
    foreign currencies............................................       (1.05)        4.38        3.00             2.42
                                                                   ------------------------------------------------------
   Total income (loss) from investment operations.................       (0.79)        4.68        3.25             2.61
                                                                   ------------------------------------------------------
Distributions from:
   Net investment income..........................................       (0.30)       (0.12)      (0.11)           (0.19)
   Net realized gain on securities................................       (1.65)       (1.66)      (0.88)           (0.37)
                                                                   ------------------------------------------------------
   Total distributions............................................       (1.95)       (1.78)      (0.99)           (0.56)
                                                                   ------------------------------------------------------
Net asset value at end of period.................................. $     23.88   $    26.62  $    23.72       $    21.46
                                                                   ------------------------------------------------------
TOTAL RETURN/(a)/.................................................       (2.73)%      20.77%      15.35%/(f)/      13.50%
                                                                   ------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(c)/......................        0.38%        0.38%       0.39%            0.40%
Ratio of expenses to average net assets/(d)/......................        0.38%        0.38%       0.39%            0.40%
Ratio of expense reductions to average net assets.................           -            -           -                -
Ratio of net investment income (loss) to average net assets/(c)/..        1.08%        1.27%       1.09%            0.95%
Ratio of net investment income (loss) to average net assets/(d)/..        1.08%        1.27%       1.09%            0.95%
Portfolio turnover rate...........................................          21%          14%         19%              14%
Number of shares outstanding at end of period (000's).............     112,050      115,417     101,116           89,704
Net assets at end of period (000's)............................... $ 2,676,198   $3,071,995  $2,398,610       $1,925,334

                                                                   -----------


                                                                   -----------
                                                                      2004
                                                                   ----------

PER SHARE DATA
Net asset value at beginning of period............................ $    15.62
                                                                   -----------
Income (loss) from investment operations:
   Net investment income (loss)/(e)/..............................       0.14
   Net realized and unrealized gain (loss) on investments and
    foreign currencies............................................       3.94
                                                                   -----------
   Total income (loss) from investment operations.................       4.08
                                                                   -----------
Distributions from:
   Net investment income..........................................      (0.15)
   Net realized gain on securities................................      (0.14)
                                                                   -----------
   Total distributions............................................      (0.29)
                                                                   -----------
Net asset value at end of period.................................. $    19.41
                                                                   -----------
TOTAL RETURN/(a)/.................................................      26.22%
                                                                   -----------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(c)/......................       0.41%
Ratio of expenses to average net assets/(d)/......................       0.41%
Ratio of expense reductions to average net assets.................          -
Ratio of net investment income (loss) to average net assets/(c)/..       0.80%
Ratio of net investment income (loss) to average net assets/(d)/..       0.80%
Portfolio turnover rate...........................................         11%
Number of shares outstanding at end of period (000's).............     80,118
Net assets at end of period (000's)............................... $1,554,815

* Date Fund commenced operations.
/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Annualized
/(c)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(d)/Excludes, if any, expense reimbursements and expense reductions.
/(e)/The per share amounts are calculated using the average share method. /(f)/The Fund's performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.
/(g)/The fund's performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

AIG Retirement Company I
FINANCIAL HIGHLIGHTS -- (continued)
--------------------------------------------------------------------------------

                                                                                 Mid Cap Strategic Growth Fund
                                                                         ---------------------------------------
                                                                                                       December 20,
                                                                              Year Ended May 31,         2004* to
                                                                         ----------------------------    May 31,
                                                                           2008      2007      2006        2005
                                                                         --------  --------  --------  ------------

PER SHARE DATA
Net asset value at beginning of period.................................. $  14.14  $  11.76  $   9.97     $10.00
                                                                         ---------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/....................................     0.01      0.00      0.02      (0.02)
   Net realized and unrealized gain (loss) on investments and foreign
    currencies..........................................................     1.23      2.39      1.77      (0.01)
                                                                         ---------------------------------------
   Total income (loss) from investment operations.......................     1.24      2.39      1.79      (0.03)
                                                                         ---------------------------------------
Distributions from:
   Net investment income................................................        -     (0.01)        -       0.00
   Net realized gain on securities......................................    (0.35)        -         -          -
                                                                         ---------------------------------------
   Total distributions..................................................    (0.35)    (0.01)        -       0.00
                                                                         ---------------------------------------
Net asset value at end of period........................................ $  15.03  $  14.14  $  11.76     $ 9.97
                                                                         ---------------------------------------
TOTAL RETURN/(a)/.......................................................     8.71%    20.30%    17.95%     (0.28)%
                                                                         ---------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/............................     0.84%     0.83%     0.84%      0.85%/(e)/
Ratio of expenses to average net assets/(c)/............................     0.84%     0.83%     1.39%      2.68%/(e)/
Ratio of expense reductions to average net assets.......................     0.01%     0.00%        -          -
Ratio of net investment income (loss) to average net assets/(b)/........     0.03%     0.00%     0.60%     (0.37)%/(e)/
Ratio of net investment income (loss) to average net assets/(c)/........     0.03%     0.00%     0.05%     (2.20)%/(e)/
Portfolio turnover rate.................................................      151%      242%      486%        72%
Number of shares outstanding at end of period (000's)...................   24,438    23,317    30,660      1,000
Net assets at end of period (000's)..................................... $367,295  $329,635  $360,613     $9,976

                                                                                        Money Market I Fund
                                                                         ------------------------------------------------

                                                                                        Year Ended May 31,
                                                                         ------------------------------------------------
                                                                           2008      2007      2006      2005      2004
                                                                         --------  --------  --------  --------  --------

PER SHARE DATA
Net asset value at beginning of period.................................. $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                                                                         ------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/....................................     0.04      0.05      0.04      0.01      0.01
   Net realized and unrealized gain (loss) on investments and foreign
    currencies..........................................................        -         -         -         -         -
                                                                         ------------------------------------------------
   Total income (loss) from investment operations.......................     0.04      0.05      0.04      0.01      0.01
                                                                         ------------------------------------------------
Distributions from:
   Net investment income................................................    (0.04)    (0.05)    (0.04)    (0.01)    (0.01)
   Net realized gain on securities......................................        -         -         -         -         -
                                                                         ------------------------------------------------
   Total distributions..................................................    (0.04)    (0.05)    (0.04)    (0.01)    (0.01)
                                                                         ------------------------------------------------
Net asset value at end of period........................................ $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                                                                         ------------------------------------------------
TOTAL RETURN/(a)/.......................................................     3.82%     4.90%     3.61%     1.46%     0.51%
                                                                         ------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/............................     0.51%     0.52%     0.53%     0.57%     0.60%
Ratio of expenses to average net assets/(c)/............................     0.51%     0.52%     0.56%     0.61%     0.64%
Ratio of expense reductions to average net assets.......................        -         -         -         -         -
Ratio of net investment income (loss) to average net assets/(b)/........     3.72%     4.80%     3.56%     1.43%     0.51%
Ratio of net investment income (loss) to average net assets/(c)/........     3.72%     4.80%     3.54%     1.40%     0.47%
Portfolio turnover rate.................................................      N/A       N/A       N/A       N/A       N/A
Number of shares outstanding at end of period (000's)...................  572,369   516,352   442,628   407,934   453,707
Net assets at end of period (000's)..................................... $572,434  $516,352  $442,628  $407,933  $453,707

* Date Fund commenced operations
/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(c)/Excludes, if any, expense reimbursements and expense reductions.
/(d)/The per share amounts are calculated using the average share method. /(e)/Annualized

AIG Retirement Company I
FINANCIAL HIGHLIGHTS -- (continued)
--------------------------------------------------------------------------------

                                                                                                   Real Estate
                                                              Nasdaq-100(R) Index Fund                 Fund
                                                    -------------------------------------------   ------------
                                                                 Year Ended May 31,                 March 10,
                                                    -------------------------------------------      2008* to
                                                      2008     2007     2006     2005     2004     May 31, 2008
                                                    -------  -------  -------  -------  -------   ------------

PER SHARE DATA
Net asset value at beginning of period............. $  5.34  $  4.38  $  4.28  $  4.11  $  3.36     $ 10.00
                                                    -------------------------------------------   ------------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/...............    0.01     0.00     0.00     0.03    (0.01)       0.04
   Net realized and unrealized gain (loss)
    on investments and foreign currencies..........    0.27     0.96     0.10     0.17     0.76        1.17
                                                    -------------------------------------------   ------------
   Total income (loss) from investment operations..    0.28     0.96     0.10     0.20     0.75        1.21
                                                    -------------------------------------------   ------------
Distributions from:
   Net investment income...........................       -    (0.00)   (0.00)   (0.03)       -           -
   Net realized gain on securities.................       -        -        -        -        -           -
                                                    -------------------------------------------   ------------
   Total distributions.............................       -    (0.00)       -    (0.03)       -           -
                                                    -------------------------------------------   ------------
Net asset value at end of period................... $  5.62  $  5.34  $  4.38  $  4.28  $  4.11     $ 11.21
                                                    -------------------------------------------   ------------
TOTAL RETURN/(a)/..................................    5.32%   22.01%    2.36%    4.81%   22.32%      12.10%
                                                    -------------------------------------------   ------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/.......    0.56%    0.63%    0.61%    0.65%    0.63%       0.95%/(e)/
Ratio of expenses to average net assets/(c)/.......    0.60%    0.63%    0.61%    0.65%    0.63%       5.04%/(e)/
Ratio of expense reductions to average net assets..       -        -        -        -        -           -
Ratio of net investment income (loss) to average
 net assets/(b)/...................................    0.27%    0.08%    0.07%    0.73%   (0.32)%      2.22%/(e)/
Ratio of net investment income (loss) to average
 net assets/(c)/...................................    0.23%    0.08%    0.07%    0.73%   (0.32)%     (1.87)%/(e)/
Portfolio turnover rate............................       8%       5%      14%       8%      14%         11%
Number of shares outstanding at end of period
 (000's)...........................................  17,471   15,678   18,856   21,147   22,672       2,599
Net assets at end of period (000's)................ $98,269  $83,647  $82,519  $90,520  $93,089     $29,131

* Date Fund commenced operations.
/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(c)/Excludes, if any, expense reimbursements and expense reductions.
/(d)/The per share amounts are calculated using the average share method. /(e)/Annualized

AIG Retirement Company I
FINANCIAL HIGHLIGHTS -- (continued)
--------------------------------------------------------------------------------

                                                           Science & Technology Fund
                                          ----------------------------------------------------------
                                                               Year Ended May 31,
                                          ----------------------------------------------------------
                                             2008       2007        2006         2005         2004
                                          --------   --------   ----------   ----------   ----------

PER SHARE DATA
Net asset value at beginning of period... $  13.67   $  11.50   $    11.27   $    11.08   $     9.14
                                          ----------------------------------------------------------
Income (loss) from investment
 operations:
   Net investment income (loss)/(d)/.....    (0.01)     (0.05)       (0.05)       (0.00)       (0.07)
   Net realized and unrealized gain
    (loss) on investments and foreign
    currencies...........................     0.75       2.22         0.28         0.19         2.01
                                          ----------------------------------------------------------
   Total income (loss) from investment
    operations...........................     0.74       2.17         0.23         0.19         1.94
                                          ----------------------------------------------------------
Distributions from:
   Net investment income.................        -          -            -            -            -
   Net realized gain on securities.......        -          -            -            -            -
                                          ----------------------------------------------------------
   Total distributions...................        -          -            -            -            -
                                          ----------------------------------------------------------
Net asset value at end of period......... $  14.41   $  13.67   $    11.50   $    11.27   $    11.08
                                          ----------------------------------------------------------
TOTAL RETURN/(a)/........................     5.41%     18.87%        2.04%        1.71%       21.23%
                                          ----------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net
 assets/(b)/.............................     1.00%      1.03%        1.01%        1.03%        1.01%
Ratio of expenses to average net
 assets/(c)/.............................     1.00%      1.03%        1.01%        1.03%        1.02%
Ratio of expense reductions to average
 net assets..............................     0.01%      0.02%        0.02%        0.01%        0.01%
Ratio of net investment income (loss)
 to average net assets/(b)/..............    (0.11)%    (0.39)%      (0.42)%      (0.02)%      (0.68)%
Ratio of net investment income (loss)
 to average net assets/(c)/..............    (0.11)%    (0.39)%      (0.42)%      (0.02)%      (0.69)%
Portfolio turnover rate..................      145%       163%         117%          56%          56%
Number of shares outstanding at end of
 period (000's)..........................   63,061     70,630       89,433      107,429      126,963
Net assets at end of period (000's)...... $908,590   $965,650   $1,028,643   $1,210,236   $1,406,766

/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(c)/Excludes, if any, expense reimbursements and expense reductions.
/(d)/The per share amounts are calculated using the average share method.

AIG Retirement Company I
FINANCIAL HIGHLIGHTS -- (continued)
--------------------------------------------------------------------------------

                                                                                  Small Cap Aggressive Growth Fund
                                                                                -----------------------------
                                                                                    Year Ended       December 5,
                                                                                      May 31,         2005* to
                                                                                -----------------      May 31,
                                                                                  2008      2007        2006
                                                                                -------   -------   -----------

PER SHARE DATA
Net asset value at beginning of period......................................... $ 11.71   $ 10.22     $ 10.00
                                                                                -----------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(e)/...........................................   (0.05)    (0.08)      (0.01)
   Net realized and unrealized gain (loss) on investments and foreign
    currencies.................................................................   (0.49)     1.58        0.23
                                                                                -----------------------------
   Total income (loss) from investment operations..............................   (0.54)     1.50        0.22
                                                                                -----------------------------
Distributions from:
   Net investment income.......................................................       -         -           -
   Net realized gain on securities.............................................       -     (0.01)          -
                                                                                -----------------------------
   Total distributions.........................................................       -     (0.01)          -
                                                                                -----------------------------
Net asset value at end of period............................................... $ 11.17   $ 11.71     $ 10.22
                                                                                -----------------------------
TOTAL RETURN/(a)/..............................................................   (4.59)%   14.70%       2.20%
                                                                                -----------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(c)/...................................    1.00%     1.00%       1.00%/(b)/
Ratio of expenses to average net assets/(d)/...................................    1.14%     1.15%       3.18%/(b)/
Ratio of expense reductions to average net assets..............................    0.03%     0.02%          -
Ratio of net investment income (loss) to average net assets/(c)/...............   (0.52)%   (0.83)%     (0.80)%/(b)/
Ratio of net investment income (loss) to average net assets/(d)/...............   (0.66)%   (0.98)%     (2.98)%/(b)/
Portfolio turnover rate........................................................      98%      192%         28%
Number of shares outstanding at end of period (000's)..........................   5,823     4,434       6,032
Net assets at end of period (000's)............................................ $65,033   $51,911     $61,659

                                                                                                      Small Cap Fund
                                                                                -----------------------------------------------

                                                                                                    Year Ended May 31,
                                                                                -----------------------------------------------
                                                                                   2008       2007       2006         2005
                                                                                --------   --------   --------   --------

PER SHARE DATA
Net asset value at beginning of period......................................... $  13.22   $  12.64   $  11.01   $   9.75
                                                                                -----------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(e)/...........................................     0.04       0.01       0.00      (0.02)
   Net realized and unrealized gain (loss) on investments and foreign
    currencies.................................................................    (2.04)      1.58       1.63       1.28
                                                                                -----------------------------------------------
   Total income (loss) from investment operations..............................    (2.00)      1.59       1.63       1.26
                                                                                -----------------------------------------------
Distributions from:
   Net investment income.......................................................        -          -          -          -
   Net realized gain on securities.............................................    (1.40)     (1.01)         -          -
                                                                                -----------------------------------------------
   Total distributions.........................................................    (1.40)     (1.01)         -          -
                                                                                -----------------------------------------------
Net asset value at end of period............................................... $   9.82   $  13.22   $  12.64   $  11.01
                                                                                -----------------------------------------------
TOTAL RETURN/(a)/..............................................................   (15.29)%    13.29%     14.80%     12.92%/(f)/
                                                                                -----------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(c)/...................................     0.95%      0.95%      0.95%      0.95%
Ratio of expenses to average net assets/(d)/...................................     1.05%      1.02%      1.02%      1.05%
Ratio of expense reductions to average net assets..............................     0.00%      0.00%         -          -
Ratio of net investment income (loss) to average net assets/(c)/...............     0.31%      0.04%     (0.02)%    (0.17)%
Ratio of net investment income (loss) to average net assets/(d)/...............     0.21%     (0.03)%    (0.09)%    (0.27)%
Portfolio turnover rate........................................................      119%        87%        83%       119%
Number of shares outstanding at end of period (000's)..........................   39,852     41,863     48,356     55,101
Net assets at end of period (000's)............................................ $391,306   $553,319   $611,356   $606,923

                                                                                ---------


                                                                                ---------
                                                                                   2004
                                                                                --------

PER SHARE DATA
Net asset value at beginning of period......................................... $   7.67
                                                                                ---------
Income (loss) from investment operations:
   Net investment income (loss)/(e)/...........................................    (0.04)
   Net realized and unrealized gain (loss) on investments and foreign
    currencies.................................................................     2.12
                                                                                ---------
   Total income (loss) from investment operations..............................     2.08
                                                                                ---------
Distributions from:
   Net investment income.......................................................        -
   Net realized gain on securities.............................................        -
                                                                                ---------
   Total distributions.........................................................        -
                                                                                ---------
Net asset value at end of period............................................... $   9.75
                                                                                ---------
TOTAL RETURN/(a)/..............................................................    27.12%
                                                                                ---------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(c)/...................................     0.95%
Ratio of expenses to average net assets/(d)/...................................     1.04%
Ratio of expense reductions to average net assets..............................        -
Ratio of net investment income (loss) to average net assets/(c)/...............    (0.39)%
Ratio of net investment income (loss) to average net assets/(d)/...............    (0.48)%
Portfolio turnover rate........................................................       66%
Number of shares outstanding at end of period (000's)..........................   62,391
Net assets at end of period (000's)............................................ $608,133

* Date Fund commenced operations.
/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Annualized
/(c)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(d)/Excludes, if any, expense reimbursements and expense reductions.
/(e)/The per share amounts are calculated using the average share method. /(f)/The Fund's performance figure was decreased by less than 0.01% from losses on the disposal of investments in violation of investment restrictions.

AIG Retirement Company I
FINANCIAL HIGHLIGHTS -- (continued)
--------------------------------------------------------------------------------

                                                                                  Small Cap Index Fund
                                                                  ---------------------------------------------------

                                                                                   Year Ended May 31,
                                                                  ---------------------------------------------------
                                                                     2008       2007       2006      2005      2004
                                                                  --------   ----------  --------  --------  --------

PER SHARE DATA
Net asset value at beginning of period........................... $  19.41   $    17.24  $  15.16  $  13.97  $  10.86
                                                                  ---------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/.............................     0.23         0.21      0.15      0.11      0.08
   Net realized and unrealized gain (loss) on investments and
    foreign currencies...........................................    (2.27)        2.93      2.51      1.21      3.13
                                                                  ---------------------------------------------------
   Total income (loss) from investment operations................    (2.04)        3.14      2.66      1.32      3.21
                                                                  ---------------------------------------------------
Distributions from:
   Net investment income.........................................    (0.20)       (0.07)    (0.07)    (0.13)    (0.10)
   Net realized gain on securities...............................    (1.37)       (0.90)    (0.51)        -         -
                                                                  ---------------------------------------------------
   Total distributions...........................................    (1.57)       (0.97)    (0.58)    (0.13)    (0.10)
                                                                  ---------------------------------------------------
Net asset value at end of period................................. $  15.80   $    19.41  $  17.24  $  15.16  $  13.97
                                                                  ---------------------------------------------------
TOTAL RETURN/(a)/................................................   (10.71)%      18.66%    17.84%     9.46%    29.62%
                                                                  ---------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/.....................     0.42%        0.43%     0.45%     0.46%     0.48%
Ratio of expenses to average net assets/(c)/.....................     0.42%        0.43%     0.45%     0.46%     0.48%
Ratio of expense reductions to average net assets................        -            -         -         -         -
Ratio of net investment income (loss) to average net assets/(b)/.     1.34%        1.20%     0.90%     0.78%     0.65%
Ratio of net investment income (loss) to average net assets/(c)/.     1.34%        1.20%     0.90%     0.78%     0.65%
Portfolio turnover rate..........................................       20%          18%       22%       18%       15%
Number of shares outstanding at end of period (000's)............   62,690       62,786    57,051    45,300    34,417
Net assets at end of period (000's).............................. $990,398   $1,218,827  $983,742  $686,567  $480,867

                                                                     Small Cap Special Values Fund
                                                                  ------------------------------
                                                                       Year Ended       December 5,
                                                                        May 31,          2005* to
                                                                  -------------------     May 31,
                                                                     2008      2007        2006
                                                                  --------   --------  -----------

PER SHARE DATA
Net asset value at beginning of period........................... $  12.62   $  10.59   $  10.00
                                                                  ------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/.............................     0.12       0.13       0.02
   Net realized and unrealized gain (loss) on investments and
    foreign currencies...........................................    (2.31)      2.01       0.58
                                                                  ------------------------------
   Total income (loss) from investment operations................    (2.19)      2.14       0.60
                                                                  ------------------------------
Distributions from:
   Net investment income.........................................    (0.09)     (0.06)     (0.01)
   Net realized gain on securities...............................    (0.61)     (0.05)         -
                                                                  ------------------------------
   Total distributions...........................................    (0.70)     (0.11)     (0.01)
                                                                  ------------------------------
Net asset value at end of period................................. $   9.73   $  12.62   $  10.59
                                                                  ------------------------------
TOTAL RETURN/(a)/................................................   (17.39)%    20.30%      6.02%/(e)/
                                                                  ------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/.....................     0.90%      0.90%      0.90%/(f)/
Ratio of expenses to average net assets/(c)/.....................     0.92%      0.90%      2.30%/(f)/
Ratio of expense reductions to average net assets................     0.03%      0.02%         -
Ratio of net investment income (loss) to average net assets/(b)/.     1.09%      1.10%      2.91%/(f)/
Ratio of net investment income (loss) to average net assets/(c)/.     1.07%      1.10%      1.51%/(f)/
Portfolio turnover rate..........................................       51%        64%       132%
Number of shares outstanding at end of period (000's)............   26,379     30,647     35,239
Net assets at end of period (000's).............................. $256,767   $386,817   $373,291

* Date Fund commenced operations.
/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Includes, if any, expense reimbursements, but excludes, if any, expense reductions.
/(c)/Excludes, if any, expense reimbursements and expense reductions.
/(d)/The per share amounts are calculated using the average share method. /(e)/The Fund's performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.
/(f)/Annualized.

AIG Retirement Company I
FINANCIAL HIGHLIGHTS -- (continued)
--------------------------------------------------------------------------------


                                                                                       Small-Mid Growth Fund
                                                                               -------------------------------
                                                                                    Year Ended         December 5,
                                                                                      May 31,           2005* to
                                                                               -------------------       May 31,
                                                                                  2008       2007         2006
                                                                               --------   --------   -----------

PER SHARE DATA
Net asset value at beginning of period........................................ $  11.65   $  10.33    $  10.00
                                                                               -------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/..........................................    (0.03)     (0.02)       0.00
   Net realized and unrealized gain (loss) on investments and foreign
    currencies................................................................    (1.57)      1.34        0.33
                                                                               -------------------------------
   Total income (loss) from investment operations.............................    (1.60)      1.32        0.33
                                                                               -------------------------------
Distributions from:
   Net investment income......................................................        -          -           -
   Net realized gain on securities............................................        -          -           -
                                                                               -------------------------------
   Total distributions........................................................        -          -           -
                                                                               -------------------------------
Net asset value at end of period.............................................. $  10.05   $  11.65    $  10.33
                                                                               -------------------------------
TOTAL RETURN/(a)/.............................................................   (13.73)%    12.78%       3.30%
                                                                               -------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/..................................     1.00%      1.00%       1.00%/(e)/
Ratio of expenses to average net assets/(c)/..................................     1.03%      1.01%       2.49%/(e)/
Ratio of expense reductions to average net assets.............................     0.01%      0.01%          -
Ratio of net investment income (loss) to average net assets/(b)/..............    (0.33)%    (0.20)%     (0.49)%/(e)/
Ratio of net investment income (loss) to average net assets/(c)/..............    (0.36)%    (0.21)%     (1.98)%/(e)/
Portfolio turnover rate.......................................................      196%        83%        277%
Number of shares outstanding at end of period (000's).........................   11,803     13,987      18,720
Net assets at end of period (000's)........................................... $118,628   $162,946    $193,337

                                                                                                     Stock Index Fund
                                                                               ------------------------------------------------

                                                                                                    Year Ended May 31,
                                                                               ------------------------------------------------
                                                                                   2008        2007        2006        2005
                                                                               ----------   ----------  ----------  ----------

PER SHARE DATA
Net asset value at beginning of period........................................ $    39.80   $    33.87  $    32.17  $    30.74
                                                                               ------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/..........................................       0.60         0.58        0.53        0.54
   Net realized and unrealized gain (loss) on investments and foreign
    currencies................................................................      (3.30)        6.86        2.11        1.88
                                                                               ------------------------------------------------
   Total income (loss) from investment operations.............................      (2.70)        7.44        2.64        2.42
                                                                               ------------------------------------------------
Distributions from:
   Net investment income......................................................      (0.61)       (0.31)      (0.25)      (0.54)
   Net realized gain on securities............................................      (1.89)       (1.20)      (0.69)      (0.45)
                                                                               ------------------------------------------------
   Total distributions........................................................      (2.50)       (1.51)      (0.94)      (0.99)
                                                                               ------------------------------------------------
Net asset value at end of period.............................................. $    34.60   $    39.80  $    33.87  $    32.17
                                                                               ------------------------------------------------
TOTAL RETURN/(a)/.............................................................      (6.98)%      22.37%       8.27%       7.89%
                                                                               ------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/..................................       0.35%        0.35%       0.36%       0.38%
Ratio of expenses to average net assets/(c)/..................................       0.35%        0.35%       0.36%       0.38%
Ratio of expense reductions to average net assets.............................          -            -           -           -
Ratio of net investment income (loss) to average net assets/(b)/..............       1.64%        1.58%       1.57%       1.72%
Ratio of net investment income (loss) to average net assets/(c)/..............       1.64%        1.58%       1.57%       1.72%
Portfolio turnover rate.......................................................          5%           4%          7%          5%
Number of shares outstanding at end of period (000's).........................    124,600      133,576     140,078     138,996
Net assets at end of period (000's)........................................... $4,311,083   $5,316,922  $4,744,289  $4,471,146

                                                                               -----------


                                                                               -----------
                                                                                  2004
                                                                               ----------

PER SHARE DATA
Net asset value at beginning of period........................................ $    26.51
                                                                               -----------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/..........................................       0.39
   Net realized and unrealized gain (loss) on investments and foreign
    currencies................................................................       4.33
                                                                               -----------
   Total income (loss) from investment operations.............................       4.72
                                                                               -----------
Distributions from:
   Net investment income......................................................      (0.39)
   Net realized gain on securities............................................      (0.10)
                                                                               -----------
   Total distributions........................................................      (0.49)
                                                                               -----------
Net asset value at end of period.............................................. $    30.74
                                                                               -----------
TOTAL RETURN/(a)/.............................................................      17.90%
                                                                               -----------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/..................................       0.38%
Ratio of expenses to average net assets/(c)/..................................       0.38%
Ratio of expense reductions to average net assets.............................          -
Ratio of net investment income (loss) to average net assets/(b)/..............       1.33%
Ratio of net investment income (loss) to average net assets/(c)/..............       1.33%
Portfolio turnover rate.......................................................          3%
Number of shares outstanding at end of period (000's).........................    137,616
Net assets at end of period (000's)........................................... $4,230,395

* Date Fund commenced operations.
/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(c)/Excludes, if any, expense reimbursements and expense reductions.
/(d)/The per share amounts are calculated using the average share method. /(e)/Annualized

AIG Retirement Company I
FINANCIAL HIGHLIGHTS -- (continued)
--------------------------------------------------------------------------------

                                                                              Value Fund
                                                       --------------------------------------------------------
                                                                          Year Ended May 31,
                                                       --------------------------------------------------------
                                                          2008      2007        2006          2005        2004
                                                       --------   -------  --------       -------       -------

PER SHARE DATA
Net asset value at beginning of period................ $  13.41   $ 12.19  $  11.15       $  9.99       $  8.62
                                                       --------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)/(d)/..................     0.15      0.08      0.14          0.06          0.08
   Net realized and unrealized gain (loss) on
    investments and foreign currencies................    (1.65)     3.10      1.07          1.42          1.38
                                                       --------------------------------------------------------
   Total income (loss) from investment operations.....    (1.50)     3.18      1.21          1.48          1.46
                                                       --------------------------------------------------------
Distributions from:
   Net investment income..............................    (0.04)    (0.24)    (0.05)        (0.01)        (0.09)
   Net realized gain on securities....................    (0.86)    (1.72)    (0.12)        (0.31)            -
                                                       --------------------------------------------------------
   Total distributions................................    (0.90)    (1.96)    (0.17)        (0.32)        (0.09)
                                                       --------------------------------------------------------
Net asset value at end of period...................... $  11.01   $ 13.41  $  12.19       $ 11.15       $  9.99
                                                       --------------------------------------------------------
TOTAL RETURN/(a)/.....................................   (11.44)%   28.42%    10.92%/(e)/   14.83%/(e)/   17.01%
                                                       --------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(b)/..........     0.88%     1.03%     0.92%         1.28%         1.32%
Ratio of expenses to average net assets/(c)/..........     0.93%     1.03%     0.92%         1.39%         1.32%
Ratio of expense reductions to average net assets.....        -         -         -             -             -
Ratio of net investment income (loss) to average net
 assets/(b)/..........................................     1.39%     0.65%     1.29%         0.60%         0.89%
Ratio of net investment income (loss) to average net
 assets/(c)/..........................................     1.34%     0.64%     1.29%         0.49%         0.89%
Portfolio turnover rate...............................      142%      116%       76%          144%           36%
Number of shares outstanding at end of period (000's).   25,199     6,691    16,214         2,053         1,448
Net assets at end of period (000's)................... $277,346   $89,740  $197,648       $22,890       $14,472

/(a)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.
/(b)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(c)/Excludes, if any, expense reimbursements and expense reductions.
/(d)/The per share amounts are calculated using the average share method. /(e)/The Fund's performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

AIG Retirement Company I
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of AIG Retirement Company I:

 In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the thirty-three funds constituting AIG Retirement Company I, formerly known as VALIC Company I (hereafter referred to as the "Series") at May 31, 2008, the results of each of their operations, the changes in each of their net assets and the financial highlights for the year or period ended May 31, 2008, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at May 31, 2008 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The statements of changes in net assets of each of the funds of the Series for the year ended May 31, 2007 and the financial highlights for each of the periods ended on or before May 31, 2007 were audited by another independent registered public accounting firm whose report, dated July 25, 2007, expressed an unqualified opinion on those statements and financial highlights.

                                                       PricewaterhouseCoopers
                                                       LLP

Houston, Texas
July 25, 2008

AIG Retirement Company I
APPROVAL OF ADVISORY AGREEMENTS (Unaudited)
--------------------------------------------------------------------------------

 At a meeting held on January 22-23, 2008, the Board of Directors (the "Board"), including the Directors that are not interested persons of AIG Retirement Company I ("ARC I"), as such term is defined in the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Directors"), approved the following agreements:

(1)an amendment to the Investment Advisory Agreement between ARC I and The Variable Annuity Life Insurance Company ("VALIC") to add the Real Estate Fund (the "Advisory Agreement");
(2)an amendment of the Investment Sub-Advisory Agreement between VALIC and Invesco Aim Capital Management Inc. ("Invesco Aim") that provides that Invesco Aim will serve as a co-sub-adviser to the Real Estate Fund and Small Cap Fund;
(3)a new Investment Sub-Advisory Agreement between VALIC and Goldman Sachs Asset Management, L.P. ("GSAM") that provides GSAM will serve as co-sub-adviser of the Real Estate Fund; and
(4)a new Investment Sub-Sub-Advisory Agreement between VALIC, Invesco Aim and Invesco Institutional, N.A. ("Invesco Institutional" or the "Sub-sub-adviser) that provides that Invesco Institutional will serve as a sub-sub-adviser to the Real Estate Fund (the "Sub-sub-advisory Agreement").

 The Invesco Aim and GSAM Sub-Advisory Agreements and the Sub-sub-advisory Agreement are collectively referred to as the "Sub-Advisory Agreements." The Advisory Agreement and the Sub-Advisory Agreements are collectively referred to as the "Advisory Contracts." Invesco Aim and GSAM are collectively referred to as the "Sub-advisers". The Small Cap Fund and the Real Estate Fund are collectively referred to as the "Funds."

 The Board received materials relating to its consideration of the Advisory Contracts, including: (1) the advisory fee rate payable to VALIC and the sub-advisory fee rates payable to the Sub-advisers, compared to the advisory and sub-advisory fee rates of a peer group of funds with similar investment objectives ("Peer Group"), as selected by an independent third-party provider of investment company data; (2) the investment performance of the Small Cap Fund compared to performance of funds in its Peer Group and against its benchmark; (3) the nature, extent and quality of services to be provided by VALIC, the Sub-advisers and the Sub-sub-adviser; (4) the costs of services and the benefits potentially derived by VALIC and its affiliates, the Sub-advisers and the Sub-sub-adviser; (5) the terms of the Advisory Contracts; (6) whether the Fund will benefit from possible economies of scale by engaging the Sub-advisers and the profitability of VALIC and the Sub-advisers; and
(7) information regarding VALIC's and the Sub-advisers' compliance and regulatory history.

 The Board was advised that the Sub-advisers and Sub-sub-adviser completed a detailed questionnaire and that its responses were reviewed by management and counsel to the Independent Directors. The Board was advised of the various factors that the Board should consider in its review of the Advisory Contracts.

 The Independent Directors were separately represented by counsel that is independent of VALIC in connection with their consideration of approval of the Advisory Contracts. The matters discussed below were also considered separately by the Independent Directors in an executive session during which such independent counsel provided guidance to the Independent Directors.

 Nature, Extent and Quality of Services. The Board considered the nature, quality and extent of services to be provided by VALIC, the Sub-advisers and the Sub-sub-adviser, with respect to the Real Estate Fund, the Board considered that Invesco Aim would manage the domestic real estate portion of the Fund's assets and that GSAM would manage the international sleeve of the Fund's assets and that the initial allocation between domestic and international portions would be 60% and 40%, respectively. With respect to the Invesco Aim-managed sleeve of the Fund, it was noted that Invesco Institutional would be providing investment management services on behalf of Invesco Aim as a sub-sub-adviser. With respect to the Small Cap Fund, the Board considered that Invesco Aim would replace American Century Investment Management, Inc. ("American Century") and Franklin Portfolio Associates, LLP ("Franklin Portfolio") and that Invesco Aim would manage approximately 70% of the Fund's assets upon assuming subadvisory duties.

 The Board reviewed information provided by VALIC relating to its operations and personnel. The Board also took into account their familiarity with VALIC's management through Board meetings, discussions and reports during the preceding year. The Board considered that VALIC will be responsible for the management of the day-to-day operations of the Real Estate Fund and currently manages the day-to-day operation of the other Funds, which includes but is not limited to, general supervision of and coordination of the services provided by the Sub-advisers and Sub-sub-adviser, and monitoring and reviewing the activities of the Sub-advisers and other third-party service providers.

 The Board noted that VALIC personnel meet on a periodic basis to discuss the performance of the Funds, as well as the positioning of the insurance products, employer-sponsored retirement plans and the Funds generally vis-a-vis competitors. In addition, it was considered that VALIC works to develop marketing strategies to promote an identity for the Funds separate and apart from the insurance products and the employer-sponsored retirement plans. The Board also considered VALIC's financial condition and whether it had the financial wherewithal to provide the services under the Advisory Agreement with respect to the Real Estate Fund.

 The Board noted that the Sub-advisers and Invesco Institutional, as the Sub-sub-adviser of the Real Estate Fund would manage a portion of the Fund's portfolio of securities on a day-to-day basis, which includes providing investment research, advice and supervision, and determining which Fund securities should be purchased or sold. It was also noted that Invesco Aim currently subadvises the Large Capital Growth Fund and the International Growth I Fund of ARC I and the Mid Cap Growth Fund of AIG Retirement Company II.

 The Board also noted that VALIC's, Sub-advisers' and Sub-sub-adviser's management of the Funds is subject to the oversight of the Board, and must be made in accordance with the investment objectives, policies and restrictions set forth in the Funds' prospectus and statement of additional information.

 The Board also reviewed the qualifications, background and responsibilities of each Sub-advisers' and the Sub-sub-adviser's portfolio managers who would be responsible for managing the Funds' investments on a day-to-day basis, and other investment and compliance personnel. The Board concluded that it was satisfied with the nature, quality and extent of the services to be provided by the Sub-advisers and the Sub-sub-adviser and that there was a reasonable basis on which to conclude that each would provide a high quality of investment management services to the Funds.

 Fees and Expenses. The Board considered Invesco Aim was being added as a third sub-adviser to replace American Century and Franklin Portfolio with respect to the Small Cap Fund. The Board considered that Invesco Aim would begin managing approximately 70% of the Fund's assets and that the remaining sub-advisers, Bridgeway Capital Management, Inc. and T. Rowe Price Associates, Inc., would continue to manage their portion of the Fund's assets.

 With respect to the Small Cap Fund, the Board noted that the Fund's proposed sub-advisory fees (for all sub-advisers) were above the median of its Sub-advisory Expense Group/Universe. The Board also considered that the aggregate subadvisory fees paid to the Fund's sub-advisers would decrease (based on the Fund's current assets) once from the fees paid under the current contractual subadvisory fee rates. The Board noted that VALIC would retain a greater percentage of its advisory fee payable by the Fund. On the basis of the information considered, the Board concluded that the sub-advisory fee payable to Invesco Aim is fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

 With respect to the Real Estate Fund, the Board noted that the Fund's proposed total expenses were above the median in its Peer Group but that the Fund's total expenses were below the median of its Peer Group. Additionally, it was noted that there were too few similar sub-advised funds in the Sub-advisory Expense Group/Universe to present a meaningful comparison. The Board considered that the fees paid to the Sub-sub-adviser are paid by Invesco Aim and neither VALIC nor the Real Estate Fund are responsible for the payment of such fees.

AIG Retirement Company I
APPROVAL OF ADVISORY AGREEMENTS (Unaudited) -- (continued)
--------------------------------------------------------------------------------


 Investment Performance. With respect to the Small Cap Fund, management reported that the rationale for adding Invesco Aim as a sub-adviser was due, in part, to the Fund's performance with respect to the portions managed by American Century and Franklin Portfolio. The Board received and reviewed information regarding the Fund's investment performance, compared against the performance of its benchmark and other funds in its Peer Group. The Board also considered the performance of each of the existing sub-advisers--American Century, Bridgeway, Franklin Portfolio and T. Rowe Price. The Board considered management's rationale for replacing the two sub-advisers. The Board also considered Invesco Aim's performance with a fund managed with the same strategy as the Fund and noted that Invesco Aim's proprietary fund had exceeded the performance of the Fund and the average of the Morningstar Small Blend Category for the one- and three-year periods. The Board concluded that management was addressing the Fund's performance by proposing the addition of Invesco Aim as a co-sub-adviser.

 With respect to the Real Estate Fund, the Board considered management's presentation of hypothetical performance of the Fund if it had been sub-advised by Invesco Aim and GSAM with an equal allocation of the Fund's assets between the Sub-advisers and that such performance exceeded Morningstar's Real Estate Category for the one-year period and trailed the FTSE NAREIT Global Real Estate Index for such period.

 Costs of Services, Indirect Benefits, Profitability and Economies of Scale. The Board was provided information related to the cost of services and profits realized in connection with the Advisory Agreement. The Board considered the costs that are borne by the Funds. For its services, VALIC receives a fee, payable monthly from each Fund in an amount that is calculated as a percentage of the average daily net assets of the respective Fund. The board reviewed the advisory and subadvisory fees of the Real Estate Fund and noted that VALIC has agreed to waive a portion of its advisory fee or reimburse expenses for the Real Estate Fund.

 It was noted that VALIC reviewed a number of factors in determining appropriate fee levels for the Real Estate Fund as well as the fee VALIC pays each Sub-adviser. Such factors include review of (1) style class peers primarily within the variable annuity and qualified plan universe; (2) key competitor analysis; (3) clone fund analysis; (4) product suitability; and (5) special considerations such as competitor sub-account characteristics, uniqueness of the product and prestige of the manager.

 The Board considered that VALIC will receive benefits in addition to the advisory fee to be paid by the Real Estate Fund which include transfer agency fees paid or to be paid by the Fund. The Board considered that ARC I pays or will pay VALIC a fee for the provision of record keeping and shareholder services to contract owners and participants, which is provided at cost. Such payment is allocated to each Fund based on the number of accounts serviced. Finally, it was noted that the Real Estate Fund will pay AIG SAAMCo, an annual fee of approximately 0.07% based on the Fund's average daily net assets, for the provision of certain accounting and administrative services. Out of the fee AIG SAAMCo receives from the Real Estate Fund, AIG SAAMCo will compensate VALIC for certain administrative services and the Fund's custodian, State Street Bank and Trust Company for calculation of the daily net asset value.

 The Board also considered that VALIC may exclude from its taxable income a portion of the ordinary dividends paid by underlying U.S. equities in the Real Estate Fund to the same extent the Fund receive certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations. In addition, it was noted that VALIC may receive foreign tax credits with respect to certain foreign securities held or to be held in certain Funds that benefit VALIC. These benefits can be material.

 The Board also received and reviewed information prepared by VALIC that reflect an allocation of costs that results in a reasonable determination of profitability of VALIC, as adviser. Furthermore, the Board noted that VALIC will serve as a transfer agent to the Real Estate Fund and AIG SAAMCo will serve as the administrator to the Fund and that the fees of such services will be paid by the Real Estate Fund. With respect to VALIC and its affiliates, the Board determined that VALIC's profitability would be reasonable.

 In considering the profitability to the Sub-advisers in connection with its relationship with the Funds, the Directors noted that the fees under the Sub-Advisory Agreements are paid by VALIC out of the advisory fees that VALIC receives under the Advisory Agreement. The Board also relied on the ability of VALIC to negotiate the Sub-Advisory Agreement and the fees thereunder at arm's length. For each of the above reasons, the Directors determined that the profitability to the Sub-advisers from its relationship with the Funds was not a material factor in their deliberations. For similar reasons, the potential for the Fund to experience economies of scale from the Sub-advisers' management of the Funds was not considered a material factor to the Board's considerations.

 The Board noted that the advisory fee rate and sub-advisory fee rates payable to VALIC and each of the Sub-advisers contain breakpoints. The Board also took into account management's discussion of the Funds' advisory fee and sub-advisory fee structure. The Board concluded that VALIC's advisory fee rate with respect to the Real Estate Fund and both of the Fund's sub-advisory fee rates reflect the economies of scale inherent in providing investment advice to a Fund in its particular asset category and asset size and that no changes to the advisory fee structure were necessary.

 For similar reasons as stated above with respect to the Sub-advisers' profitability and the costs of their providing services, the Board concluded that the potential for economies of scale in the Sub-advisers' management of the Funds are not a material factor to the approval of the Subadvisory Agreements and, additionally, it was noted that most of the Funds have breakpoints at the subadvisory fee level.

 Terms of the Advisory Contracts. The Board reviewed the terms of the Advisory Contracts including the duties and responsibilities undertaken. The Board also reviewed the terms of payment for services rendered by VALIC, the Sub-advisers and the Sub-sub-advisers and noted that VALIC would compensate the Sub-advisers out of the advisory fees it receives from the Funds. The Board noted that the Sub-Advisory Agreements provide that each Sub-adviser will pay all of its own expenses in connection with the performance of their respective duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered the termination and liability provisions of the Advisory Contracts and other terms contained therein. The Board concluded that the terms of each of the Advisory Contracts were reasonable.

 Compliance. The Board reviewed VALIC's, the Sub-advisers' and the Sub-sub-adviser's compliance personnel, regulatory history, including information whether it was currently involved in any regulatory actions or investigations. In addition, the Board reviewed information concerning each entities' compliance staff that would be responsible for providing compliance functions on behalf of the Fund and concluded that there was no information provided that would have a material adverse effect on their abilities to provide services to the Funds.

 Conclusions. In reaching its decision to approve the Advisory Contracts, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Director contributed different weight to the various factors. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Directors, concluded that VALIC, each Sub-adviser and the Sub-sub-adviser possess the capability and resources to perform the duties required of them under their respective Advisory Contracts.

 Further, based upon its review of the Advisory Contracts, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Contracts are reasonable, fair and in the best interest of the Funds and their respective shareholders, and (2) the fee rates payable under the Advisory Contracts are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

AIG Retirement Company I
DIRECTOR AND OFFICER INFORMATION -- May 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                             Number of
                                                                                                              Funds in
                                  Position     Term of Office                                               Fund Complex
Name, Birth Date                 Held With     and Length of                                                Overseen by
and Address*                    VALIC Complex  Time Served(4) Principal Occupations During Past Five Years  Director(2)
-------------------------------------------------------------------------------------------------------------------------
Independent Directors
Thomas J. Brown                 Director            2005-     Retired. Formerly, Chief Operating Officer         48
 DOB: December 24, 1945                           Present     and Chief Financial Officer, American
                                                              General Asset Management (Investment
                                                              Management), (2000-2002).
-------------------------------------------------------------------------------------------------------------------------
Dr. Judith L. Craven            Director            1998-     Retired Administrator.                             87
 DOB: October 6, 1945                             Present






-------------------------------------------------------------------------------------------------------------------------
William F. Devin                Chairman and        2001-     Retired.                                           88
 DOB: December 30, 1938         Director(5)       Present

-------------------------------------------------------------------------------------------------------------------------
Dr. Timothy J. Ebner            Director            1998-     Professor and Head, Department of                  48
 DOB: July 15, 1949                               Present     Neuroscience (1980-Present), and
                                                              Visscher Chair of Physiology, University
                                                              of Minnesota (1999-Present).
-------------------------------------------------------------------------------------------------------------------------
Judge Gustavo E. Gonzales, Jr.  Director            1998-     Attorney At Law, General Practice (2005-           48
 DOB: July 27, 1940                               Present     Present) Formerly, Municipal Court Judge,
                                                              Dallas, TX (1995-2004)
-------------------------------------------------------------------------------------------------------------------------
Dr. John Wm. Lancaster          Director            1984-     Pastor Emeritus (1997-Present) and                 48
 DOB: December 15, 1923                           Present     formerly Director of Planned Giving
                                                              (1997-2005), First Presbyterian Church,
                                                              Houston, TX.
-------------------------------------------------------------------------------------------------------------------------
Kenneth J. Lavery               Director            2001-     Vice President, Massachusetts Capital              48
 DOB: December 30, 1949                           Present     Resources Co. (1982-Present).
-------------------------------------------------------------------------------------------------------------------------
Ben H. Love                     Director            1993-     Retired.                                           48
 DOB: September 26, 1930                          Present
-------------------------------------------------------------------------------------------------------------------------
Dr. John E. Maupin, Jr.         Director            1998-     President, Morehouse School of Medicine,           48
 DOB: October 28, 1946                            Present     Atlanta, Georgia (2006-Present). Formerly,
                                                              President, Meharry Medical College,
                                                              Nashville, Tennessee (1994-2006).
-------------------------------------------------------------------------------------------------------------------------
Interested Directors
Peter A. Harbeck(1)             Director            2001-     President, CEO and Director, AIG                   96
 DOB: January 23, 1954                            Present     SAAMCo (1995-Present); Director, AIG
                                                              SunAmerica Capital Services, Inc.
                                                              ("SACS") (1993-Present); President and
                                                              CEO, AIG Advisor Group, Inc. (2004-
                                                              Present)
-------------------------------------------------------------------------------------------------------------------------
Officers
Evelyn M. Curran                President and       2002-     Senior Vice President, VALIC (2001-               N/A
 DOB: June 4, 1965              Principal         Present     Present).
                                Executive
                                Officer
-------------------------------------------------------------------------------------------------------------------------



Name, Birth Date                      Other Directorships
and Address*                          Held by Director(3)
-----------------------------------------------------------------
Independent Directors
Thomas J. Brown                 Trustee, Merrimac Funds, a
 DOB: December 24, 1945         mutual fund company (2004-
                                Present).

-----------------------------------------------------------------
Dr. Judith L. Craven            Director, Belo Corporation, a
 DOB: October 6, 1945           media company (1992-
                                Present); Director SYSCO
                                Corporation, a food marketing
                                and distribution company
                                (1996-Present); Director,
                                Luby's, Inc., a restaurant chain
                                (1998-Present).
-----------------------------------------------------------------
William F. Devin                Member, Board of Governors,
 DOB: December 30, 1938         Boston Stock Exchange (1985-
                                Present).
-----------------------------------------------------------------
Dr. Timothy J. Ebner            None.
 DOB: July 15, 1949


-----------------------------------------------------------------
Judge Gustavo E. Gonzales, Jr.  None.
 DOB: July 27, 1940

-----------------------------------------------------------------
Dr. John Wm. Lancaster          None.
 DOB: December 15, 1923


-----------------------------------------------------------------
Kenneth J. Lavery               None.
 DOB: December 30, 1949
-----------------------------------------------------------------
Ben H. Love                     None.
 DOB: September 26, 1930
-----------------------------------------------------------------
Dr. John E. Maupin, Jr.         Director, LifePoint Hospitals,
 DOB: October 28, 1946          Inc. (2005-Present); Director,
                                HealthSouth Corp. (2004-
                                Present).
-----------------------------------------------------------------
Interested Directors
Peter A. Harbeck(1)             None.
 DOB: January 23, 1954




-----------------------------------------------------------------
Officers
Evelyn M. Curran                N/A
 DOB: June 4, 1965


-----------------------------------------------------------------

AIG Retirement Company I
DIRECTOR AND OFFICER INFORMATION -- May 31, 2008 (Unaudited) -- (continued)
--------------------------------------------------------------------------------

                                                                                                            Number of
                                                                                                             Funds in
                                              Term of Office                                               Fund Complex
Name, Birth Date          Position Held With  and Length of                                                Overseen by
and Address*                VALIC Complex     Time Served(4) Principal Occupations During Past Five Years  Director(2)
------------------------------------------------------------------------------------------------------------------------
Officers
John Packs                Vice President           2001-     Senior Investment Officer, VALIC (2001-           N/A
  DOB: December 9, 1955   and Senior             Present     Present).
                          Investment
                          Officer
------------------------------------------------------------------------------------------------------------------------
Gregory R. Kingston       Treasurer and            2000-     Vice President, AIG SAAMCo (2001-                 N/A
 DOB: January 18, 1966    Principal              Present     Present).
                          Financial Officer
------------------------------------------------------------------------------------------------------------------------
Nori L. Gabert            Vice President,          2000-     Vice President and Deputy General                 N/A
 DOB: August 15, 1953     Chief Legal            Present     Counsel, AIG SAAMCo (2005-Present);
                          Officer and                        Vice President and Senior Counsel AIG
                          Secretary                          SAAMCo (2001-2005).
------------------------------------------------------------------------------------------------------------------------
Gregory N. Bressler       Vice President           2005-     Senior Vice President and General                 N/A
  DOB: November 17, 1966                         Present     Counsel, AIG SAAMCo (June 2005 to
                                                             Present); Formerly Vice President and
                                                             Director of U.S. Asset Management
                                                             Compliance, Goldman Sachs Asset
                                                             Management (June 2004 to June 2005);
                                                             Deputy General Counsel, Credit Suisse
                                                             Asset Management LLC (June 2002 to
                                                             June 2004).
------------------------------------------------------------------------------------------------------------------------
Cynthia A. Skrehot        Vice President           2002-     Vice President, AIG SAAMCo and VALIC              N/A
  DOB: December 6, 1967   and                    Present     (August 2002-Present).
                          Chief Compliance
                          Officer ("CCO")
------------------------------------------------------------------------------------------------------------------------
Matthew J. Hackethal      Anti-Money               2007-     Senior Compliance Manager, AIG                    N/A
  DOB: December 31, 1971  Laundering             Present     SAAMCo (November 2006 to Present);
                          Compliance                         Formerly Vice President, Credit Suisse
                          Officer                            Asset Management (May 2001 to October
                                                             2006); CCO, Credit Suisse Alternative
                                                             Funds (November 2005 to October 2006);
                                                             CCO, Credit Suisse Asset Management
                                                             Securities, LLC (April 2004 to August
                                                             2005)
------------------------------------------------------------------------------------------------------------------------
Donna M. Handel           Vice President           2001-     Senior Vice President, AIG SAAMCo                 N/A
  DOB: June 25, 1966      and Assistant          Present     (December 2004 to present); Vice
                          Treasurer                          President, AIG SAAMCo (August 1997 to
                                                             December 2004).
------------------------------------------------------------------------------------------------------------------------



Name, Birth Date          Other Directorships
and Address*              Held by Director(3)
----------------------------------------------
Officers
John Packs                N/A
  DOB: December 9, 1955


----------------------------------------------
Gregory R. Kingston       N/A
 DOB: January 18, 1966

----------------------------------------------
Nori L. Gabert            N/A
 DOB: August 15, 1953


----------------------------------------------
Gregory N. Bressler       N/A
  DOB: November 17, 1966







----------------------------------------------
Cynthia A. Skrehot        N/A
  DOB: December 6, 1967


----------------------------------------------
Matthew J. Hackethal      N/A
  DOB: December 31, 1971







----------------------------------------------
Donna M. Handel           N/A
  DOB: June 25, 1966


----------------------------------------------

* The business address for each Director and Officer is, 2929 Allen Parkway, Houston, TX, 77019.
(1)Interested Director, as defined within the Investment Company Act of 1940 (the "1940 Act"), because of current employment with AIG SAAMCo, an affiliated company with VALIC.
(2)The "Fund Complex" consists of all registered investment company portfolios for which VALIC or an affiliated person of VALIC serves as investment adviser or administrator. The "Fund Complex" includes the AIG Series Trust, Inc. (2 funds), SunAmerica Equity Funds (9 funds), SunAmerica Income Funds (5 funds), SunAmerica Money Market Funds, Inc. (2 funds), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Focused Series, Inc. (18 portfolios), AIG SunAmerica Focused Alpha Growth Fund, Inc. (1 Fund), AIG SunAmerica Focused Alpha Large-Cap Fund, Inc. (1 fund), Anchor Series Trust (9 portfolios), Seasons Series Trust (24 portfolios), SunAmerica Series Trust (35 portfolios), AIG Retirement Company I (33 funds), AIG Retirement Company II (15 funds), AIG Strategic Hedge Fund of Funds (1 fund) and Brazos Mutual Funds (4 funds).
(3)Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the 1940 Act.
(4)Directors serve until their successors are duly elected and qualified.
(5)Effective July 27, 2005, Mr. Devin became Chairman of the Board.

   Additional Information concerning the Directors and Officers is contained in the Statement of Additional Information and is available without charge by calling 1-800-448-2542.

AIG Retirement Company I
SHAREHOLDER TAX INFORMATION (Unaudited)
--------------------------------------------------------------------------------

 Certain tax information regarding the AIG Retirement Company I Series is required to be provided to the shareholders based upon each Fund's income and distributions for the year ended May 31, 2008.

 The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2008, which will be made available after the end of the calendar year.

 During the year ended May 31, 2008 the Funds paid the following long-term capital gains dividends along with the percentage of ordinary income dividends that qualified for the 70% dividends received deductions for corporations:

                                               Net           Net                                Qualifying% for the
                                  Total      Ordinary     Long-term     Foreign      Foreign       70% Dividends
Fund                            Dividends     Income    Capital Gains Tax Credit* Source Income Received Deduction
------------------------------ ------------ ----------- ------------- ----------- ------------- -------------------
Asset Allocation.............. $ 14,478,000 $ 8,778,112 $  5,699,888  $       --   $        --         22.18%
Blue Chip Growth..............      823,873     304,931      518,942          --            --        100.00
Broad Cap Value...............    1,529,706   1,169,822      359,884          --            --         64.30
Capital Conservation..........   10,132,103  10,132,103           --          --            --            --
Core Equity...................    3,867,556   3,867,556           --          --            --        100.00
Core Value....................   10,928,089   5,501,935    5,426,154          --            --         89.98
Foreign Value.................   40,900,744  40,789,613      111,131   3,435,482    27,593,118            --
Global Equity.................   29,898,155  28,846,005    1,052,150          --            --          8.35
Global Social Awareness.......   52,299,496  34,956,644   17,342,852     702,426    12,650,527         16.16
Global Strategy...............   14,918,580  14,176,509      742,071   1,002,650    16,095,211          4.33
Government Securities.........    4,668,688   4,668,688           --          --            --            --
Growth........................           --          --           --          --            --            --
Growth & Income...............    7,918,120   1,732,536    6,185,584          --            --        100.00
Health Sciences...............   17,447,281   6,189,880   11,257,401          --            --         12.20
Inflation Protected...........      661,802     661,802           --          --            --            --
International Equities........   50,151,864  30,414,894   19,736,970   3,168,870    27,125,070          1.59
International Government Bond.    7,930,949   7,009,978      920,971          --            --            --
International Growth I........    6,162,164   6,162,164           --   1,505,284    12,862,336          2.60
Large Cap Core................    3,271,248   2,980,630      290,618          --            --         45.78
Large Capital Growth..........    1,208,448   1,208,448           --          --            --        100.00
Mid Cap Index.................  228,735,043  45,379,086  183,355,957          --            --         47.89
Mid Cap Strategic Growth......    8,629,895   7,823,997      805,898          --            --         13.63
Money Market I................   20,476,669  20,476,669           --          --            --            --
NASDAQ 100 Index..............       73,271      73,271           --          --            --        100.00
Real Estate...................           --          --           --          --            --            --
Science & Technology..........           --          --           --          --            --            --
Small Cap Aggressive Growth...       12,217         737       11,480          --            --        100.00
Small Cap.....................   53,113,076   2,645,971   50,467,105          --            --         82.64
Small Cap Index...............  102,645,450  26,112,424   76,533,026          --            --         21.51
Small Cap Special Values......   18,907,686  18,791,885      115,801          --            --         17.20
Small-Mid Growth..............           --                                   --            --            --
Stock Index...................  326,379,017  82,922,105  243,456,912          --            --        100.00
Value.........................    8,067,065   6,061,032    2,006,033          --            --         10.40

*The Funds make an election under the Internal Revenue Code Section 853 to pass through foreign taxes paid to shareholders.

AIG Retirement Company I
COMPARISONS: FUNDS VS. INDEXES (Unaudited)
--------------------------------------------------------------------------------

In the following pages, we have included graphs that compare the Fund's performance with certain market indices. These graphs show the hypothetical growth of a $10,000 investment in each Fund versus the same $10,000 investment in comparable market indices. Descriptions of these market indices are provided below the individual graphs. It is important to note that the ARC I Funds are professionally managed mutual funds while the indices are not available for investment and are unmanaged.

Please note that the graphs and tables that accompany the following investment comments include all fund expenses, but do not reflect the charges imposed by the variable annuity contract or variable life insurance policy (collectively, the "Contracts"), a qualifying employer-sponsored retirement plan (the "Plans"), or Individual Retirement Accounts ("IRAs"). All dividends are assumed to be reinvested. No expenses are deducted from the performance of the indices.

Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments in non-U.S. stocks are subject to additional risks, including political and social instability, differing securities regulations and accounting standards, and limited public information. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, are not guaranteed by the U.S. government or any other federal government entity. Lower rated high yield, high-risk securities generally involve more credit risk. These securities may also be subject to greater market price fluctuations than lower yielding, higher rated debt securities. The common stocks of medium-sized companies may be more volatile than those of larger, more established companies. Investing in real estate involves special risks, which may not be associated with investing in stocks, including possible declines in real estate values, adverse economic conditions, and changes in interest rates. Investments in small capitalization and emerging growth companies involve greater than average risk. Such securities may have limited marketability and the issuers may have limited product lines, markets and financial resources. The value of such investments may fluctuate more widely than investments in larger, more established companies. The technology industry can be significantly affected by obsolescence, short product cycles, falling prices and profits, and competition from new market participants. Funding choices that primarily invest in one sector are more volatile than those that diversify across many industry sectors and companies.

AIG Retirement Company I Asset Allocation Fund
COMPARISON: FUND VS. INDEX (Unaudited)
--------------------------------------------------------------------------------

MANAGEMENT OVERVIEW

A discussion with AIG Global Investment Corp.

The Asset Allocation Fund posted a return of -3.84% for the twelve-month period ending May 31, 2008, compared to a return of -6.70% for the S&P 500(R) Index and -0.97% for the Blended Index.

The Fund underperformed the blended benchmark due to the fixed income and cash components underperforming the Lehman Brothers Aggregate Bond Index and T-Bill 3 Month Indices, respectively.

The Fund consists of four equity components, a cash component, and a fixed income component. The baseline was shifted to underweight equities/overweight fixed income in March. The equity portion of the Fund consists of a research enhanced index portfolio, a growth portfolio, a value portfolio, and a portfolio which tracks the MSCI EAFE index via a mixture of futures and exchange traded funds (ETFs).

Each of the three U.S. equity components of the Fund outperformed its individual benchmark and the -6.70% return of the S&P 500 index. The best performing equity component was growth, which returned 7.53%, while the research enhanced component had the lowest return at -6.12%.

The Lehman Brothers Aggregate Bond Index, a measure of the overall U.S. fixed income market, rose 6.89%. The fixed income component underperformed the index, returning 2.18%.

The cash portion of the portfolio (which houses the futures overlay for the tactical asset allocation model) was a negative contributor to the fund, underperforming the 3.11% return of the 3-month T-bill index.

                               [CHART]

                      Growth of $10,000 Investment

               Asset                                      Lehman Brothers
            Allocation   S&P 500/(R)/       Blended          Aggregate
               Fund         Index*          Index**        Bond Index***
            ----------   ------------    -------------    ---------------
5/98         $10,000       $10,000         $10,000           $10,000
5/99          11,223        12,104          11,393            10,434
5/00          11,969        13,372          12,222            10,654
5/01          11,675        11,961          12,122            12,050
5/02          11,024        10,305          11,551            13,027
5/03          11,165         9,473          11,556            14,535
5/04          12,402        11,209          12,686            14,471
5/05          13,308        12,132          13,602            15,458
5/06          14,022        13,180          14,277            15,385
5/07          16,565        16,183          16,439            16,409
5/08          15,929        15,099          16,279            17,540


For the year ended May 31, 2008, the Asset Allocation Fund returned -3.84% compared to -0.97% for the Blended Index.

* The S&P 500(R) Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.

** The Blended Index for Asset Allocation Fund consists of the S&P 500(R) Index
   (55%), the Lehman Brothers Aggregate Bond Index (35%), and the T-Bill 3 Month Index (10%).

***The Lehman Brothers Aggregate Bond Index is an unmanaged index that is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.


Average Annual Total Returns as of May 31, 2008
--------------------------------------------------
1 Year          5 Years          10 Years
--------------------------------------------------
-3.84%          7.37%             4.77%
--------------------------------------------------

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund's returns.

AIG Retirement Company I Blue Chip Growth Fund
COMPARISON: FUND VS. INDEX (Unaudited)
--------------------------------------------------------------------------------

MANAGEMENT OVERVIEW

A discussion with T. Rowe Price Associates, Inc.

The Blue Chip Growth Fund posted a return of -1.84% for the twelve-month period ending May 31, 2008, compared to a return of -6.70% for the S&P 500(R) Index.

Stock selection contributed to relative performance, while sector weightings detracted slightly. Stock selection and an underweight in financials, along with an overweight and stock selection in information technology, made the largest contributions to relative results. Stock selection was also productive in materials, industrials and business services, telecommunication services, and healthcare. An underweight to energy, the best-performing sector of the index, detracted from performance on a relative basis, but it was partially offset by positive stock selection.

Stock selection and an underweight to financials, the worst-performing sector, drove relative results. Eliminating exposure to thrifts and mortgage finance companies, including Countrywide Financial, also helped the portfolio. Eliminating diversified financial services company Citigroup also aided relative results.

An overweight position and stock selection in information technology contributed to relative performance. Stock selection in IT services was productive in that sector, due to strong returns from Visa and Mastercard. Communications equipment holdings also added value, especially Juniper Networks, non-benchmark holding Nokia, and Corning. Overweight positions in Apple and Google proved constructive as well.

The Fund benefited from stock selection in materials, notably in the chemicals industry. Stock selection in industrials and business services also helped results. An overweight position in construction and engineering firms, including non-benchmark holding Foster Wheeler, enhanced results.

Stock selection in telecommunication services was beneficial. The Fund's positions in American Tower and non-benchmark holdings America Movil and Rogers Communications, led results within the sector. In healthcare, holdings in Express Scripts and Medco Health Solutions made positive contributions. Biotech firm Gilead Sciences was also a standout performer.

An underweight to energy, the best-performing sector, was the primary detractor from relative performance over the period, but was partially offset by positive stock selection in that group. An underweight to consumer staples also detracted from performance.

                               [CHART]

                      Growth of $10,000 Investment

             Blue Chip Growth Fund     S&P 500/(R)/ Index*
             ---------------------     -------------------
 11/00              $10,000                $10,000
  5/01                8,586                  8,852
  5/02                7,279                  7,627
  5/03                6,808                  7,011
  5/04                7,911                  8,296
  5/05                8,370                  8,979
  5/06                8,985                  9,754
  5/07               10,899                 11,977
  5/08               10,699                 11,175


For the year ended May 31, 2008, the Blue Chip Growth Fund returned -1.84% compared to -6.70% for the S&P 500(R) Index.

*The S&P 500(R) Index is an index of the stocks of 500 major large-cap U.S.
 corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.


Average Annual Total Returns as of May 31, 2008
--------------------------------------------------
1 Year        5 Years       Since Inception*
--------------------------------------------------
-1.84%        9.46%              0.90%
--------------------------------------------------

*Inception date of Fund: November 1, 2000

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund's returns.

AIG Retirement Company I Broad Cap Value Income Fund
COMPARISON: FUND VS. INDEX (Unaudited)
--------------------------------------------------------------------------------

MANAGEMENT OVERVIEW

A discussion with Barrow, Hanley, Mewhinney & Strauss, Inc.

The Broad Cap Value Income Fund posted a return of -12.08% for the twelve-month period ending May 31, 2008, compared to a return of -12.28% for the Russell 1000(R) Value Index.

The Fund's significant underweighting relative to the benchmark in financials was the largest contributing factor to performance relative to the benchmark, although performance of specific holdings Bear Stearns (no longer a holding), Citigroup and SLM Corp. significantly tempered its effect. Bear Stearns sustained the largest losses during the period and thus was the largest single detractor during the year. Stock selection within the industrials was also a large contributing factor towards the outperformance with strong performance coming from Burlington Northern, Ryder Systems and Emerson Electric. Lastly, Mastercard (no longer a holding) and IBM propelled Info Tech into a top contributing sector.

The largest areas of detraction were from stock selection within healthcare. WellPoint and UnitedHealth Group were particularly disappointing. Overweighting and stock selection within consumer discretionary hurt overall performance as Idearc, Office Depot and Royal Caribbean Cruises declined severely over the 12-month period.
                                    [CHART]

                          Growth of $10,000 Investment

               Broad Cap Value Fund       Russell 1000/(R)/ Value Index*
               --------------------       ------------------------------
 12/05               $10,000                         $10,000
  2/06                10,158                          10,393
  5/06                10,228                          10,529
  8/06                10,598                          11,036
 11/06                11,410                          11,889
  2/07                11,762                          12,120
  5/07                12,794                          13,222
  8/07                12,056                          12,454
 11/07                12,035                          12,254
  2/08                10,950                          11,161
  5/08                11,249                          11,599


For the year ended May 31, 2008, the Broad Cap Value Income Fund returned -12.08% compared to -12.28% for the Russell 1000(R) Value Index.

*The Russell 1000(R) Value Index measures the performance of those Russell
 1000(R) companies with lower price-to-book ratios and lower forecasted growth values.


Average Annual Total Returns as of May 31, 2008
-------------------------------------------------
1 Year               Since Inception*
-------------------------------------------------
-12.08%                   4.84%
-------------------------------------------------

*Inception date of Fund: December 5, 2005

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund's returns.

AIG Retirement Company I Capital Conservation Fund
COMPARISON: FUND VS. INDEX (Unaudited)
--------------------------------------------------------------------------------

MANAGEMENT OVERVIEW

A discussion with AIG Global Investment Corp.

The Capital Conservation Fund posted a return of 2.09% for the twelve-month period ending May 31, 2008, compared to a return of 6.89% for the Lehman Brothers Aggregate Bond Index.

In the second half of 2007, the U.S. economy began to show signs of slowing as commodity prices moved higher, the dollar continued to deteriorate, and inflation concerns mounted. At the same time, the credit market deteriorated rapidly due to fallout associated with the private equity binge, the weak housing market and the seizing up of the sub-prime mortgage market.

All investment classes were impacted by the confluence of negative events that triggered a significant leverage unwind in the fixed income markets. The high grade and high yield portions of the Fund were severely impacted by the lack of liquidity and deteriorating health of the financial system. Furthermore, deteriorating earnings reports and large writedowns in the financial sector caused credit spreads to continue their dramatic move wider.

Sector selection did play a role in the funds performance against the benchmark. In high grade, the Fund's exposure to the financial sector detracted from performance. In addition, an allocation to lower rated credits had a negative impact on performance.

Exposure to Bear Stearns and Residential Capital LLC had a negative impact on the Fund's returns. However, an allocation to U.S. Treasuries and select agency mortgages provided a positive contribution to the Fund's returns. The higher yielding nature of the Fund was a positive source of return over the year.

                               [CHART]

                      Growth of $10,000 Investment

                   Capital Conservation     Lehman Brothers
                        Fund              Aggregate Bond Index*
                        ----              ---------------------
   5/98               $10,000                  $10,000
   5/99                10,325                   10,434
   5/00                10,338                   10,654
   5/01                11,718                   12,050
   5/02                12,436                   13,027
   5/03                13,842                   14,535
   5/04                13,728                   14,471
   5/05                14,549                   15,458
   5/06                14,546                   15,385
   5/07                15,486                   16,409
   5/08                15,809                   17,540


For the year ended May 31, 2008, the Capital Conservation Fund returned 2.09% compared to 6.89% for the Lehman Brothers Aggregate Bond Index.

*The Lehman Brothers Aggregate Bond Index is an unmanaged index that is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.


Average Annual Total Returns as of May 31, 2008
---------------------------------------------------
1 Year           5 Years          10 Years
---------------------------------------------------
2.09%            2.69%             4.69%
---------------------------------------------------

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund's returns.

AIG Retirement Company I Core Equity Fund
COMPARISON: FUND VS. INDEX (Unaudited)
--------------------------------------------------------------------------------

MANAGEMENT OVERVIEW

A discussion with BlackRock Investment Management, LLC

The Core Equity Fund posted a return of -9.00% for the twelve-month period ending May 31, 2008, compared to a return of -6.25% for the Russell 1000(R) Index and -6.70% for the S&P 500(R) Index.

The Fund's performance versus the benchmark was hampered significantly by adverse security selection in energy and information technology. Conversely, security selection in financials and industrials contributed positively to the comparative performance. Regarding sector allocation, the Fund's underweight positions in consumer staples and utilities slightly hindered the relative return for the annual period. An underweight in financials, as well as overweights in energy, information technology and materials, had a positive impact.

The Fund's holdings in CSX Corp., SPX Corp. (both in the industrials sector) and Anadarko Petroleum Corp. (energy) registered the highest absolute returns for the period, gaining 67.9%, 52.8% and 52.0%, respectively. Continental Airlines Inc. (industrials), Alcatel-Lucent (information technology) and XL Capital Ltd. (financials) were the weakest-performing stocks within the portfolio, as they posted corresponding returns of -64.1%, -61.4% and -61.3%.
                               [CHART]

                      Growth of $10,000 Investment
                                                         Russell 1000/(R)/
           Core Equity Fund     S&P 500/(R)/ Index*           Index**
           ----------------     -------------------     -------------------
5/98           $10,000               $10,000                  $10,000
5/99            11,420                12,104                   12,031
5/00            11,530                13,372                   13,470
5/01            10,190                11,961                   12,019
5/02             8,516                10,305                   10,415
5/03             7,853                 9,473                    9,612
5/04             9,216                11,209                   11,430
5/05             9,814                12,132                   12,507
5/06            10,365                13,180                   13,680
5/07            12,337                16,183                   16,818
5/08            11,227                15,099                   15,767



For the year ended May 31, 2008, the Core Equity Fund returned -9.00% compared to -6.25% for the Russell 1000(R) Index and -6.70% for the S&P 500(R) Index.

*The S&P 500(R) Index is an index of the stocks of 500 major large-cap U.S.
 corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.

**The Russell 1000(R) Index measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which represents 92% of the total market capitalization of the Russell 3000(R) Index.

Average Annual Total Returns as of May 31, 2008
--------------------------------------------------
1 Year          5 Years          10 Years
--------------------------------------------------
-9.00%          7.41%             1.16%
--------------------------------------------------

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund's returns.

AIG Retirement Company I Core Value Fund
COMPARISON: FUND VS. INDEX (Unaudited)
--------------------------------------------------------------------------------

MANAGEMENT OVERVIEW

A discussion with American Century Investment Management, Inc.

The Core Value Fund posted a return of -13.28% for the twelve-month period ending May 31, 2008, compared to a return of -6.70% for the S&P 500(R) Index, a return of -12.28% for the Russell 1000(R) Value Index and a return of -9.52% for the Blended Index.

Overall, sector selection and weightings by the portfolio worked to its advantage relative to the benchmark and generated a 12 basis point positive contribution to relative return. Despite the dismal performance by the financial sector in general, an underweight position relative to the benchmark of 145 bps generated a relative positive contribution to performance of 28 basis points. Alternatively, a substantial underweight position relative to the benchmark in the consumer staples sector hurt relative performance. This sector generated an absolute return in the benchmark of slightly over +5% for the reporting period. Utilities, another underweight sector, also generated a positive return in the benchmark and hurt relative performance.

Three top detractors were Citigroup, Washington Mutual, and Freddie Mac. An underweight position in Fannie Mae, another government-sponsored entity in the mortgage industry, was beneficial. A position in health-care provider Wellcare also hindered relative results.

The energy sector provided a top contributor, Royal Dutch Shell Plc, which helped due to record-high crude oil prices. Other contributors included leading technology company IBM, and computer hard-disk maker Western Digital. A significant underweighting in technology giant Apple detracted from performance.

                               [CHART]

                      Growth of $10,000 Investment

                                       Russell
          Core Value     S&P 500/   1000/(R)/ Value  Blended
             Fund      (R)/ Index*        Index       Index
        ------------- ------------ ---------------- ---------
  12/00    $10,000    $10,000         $10,000        $10,000
   5/01      9,640      9,463          10,343          9,780
   5/02      8,620      8,153           9,769          8,826
   5/03      7,942      7,495           9,001          8,125
   5/04      9,463      8,868          10,785          9,674
   5/05     10,512      9,598          12,456         10,817
   5/06     11,189     10,427          14,026         11,965
   5/07     14,061     12,804          17,614         14,859
   5/08     12,193     11,946          15,451         13,445


For the year ended May 31, 2008, the Core Value Fund returned -13.28% compared to -6.70% for the S&P 500(R) Index, a return of -12.28% for the Russell 1000(R) Value Index and a return of -9.52% for the Blended Index.

* The S&P 500(R) Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.

** The Russell 1000(R) Value Index measures the performance of those Russell
   1000(R) companies with lower price-to-book ratios and lower forcasted growth values.

***The Blended Index for Core Value Fund consists of the S&P(R) 500 Index (50%) and the Russell 1000(R) Value Index (50%).

Average Annual Total Returns as of May 31, 2008
--------------------------------------------------
1 Year        5 Years       Since Inception*
--------------------------------------------------
-13.28%       8.95%              2.69%
--------------------------------------------------

*Inception date of Fund: December 11, 2000

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund's returns.

AIG Retirement Company I Foreign Value Fund
COMPARISON: FUND VS. INDEX (Unaudited)
--------------------------------------------------------------------------------

MANAGEMENT OVERVIEW

A discussion with Templeton Global Advisors Limited

The Foreign Value Fund posted a return of -2.44% for the twelve-month period ending May 31, 2008, compared to a return of -2.53% for the Morgan Stanley Capital International Europe, Australasia and the Far East ("MSCI EAFE") Index.

During the fiscal year, Fund performance relative to the benchmark MSCI EAFE Index benefited from an overweighting and stock selection in the telecommunication services sector. Among holdings in this sector that benefited performance were Singapore Telecommunications and non-index components Mobile TeleSystems, Chunghwa Telecom and Turkcell Iletisim Hizmetleri. Stock selection and overweighting in the energy sector also benefited relative performance, helped by strong performance from investments in China Shenhua Energy (not an index component), Eni, and Gazprom OAO (not an index component). In addition, stock selection and an underweighted position in the troubled financials sector helped relative performance, as Mega Financial Holding (not an index component) and Cheung Kong Holdings performed well. Other holdings that benefited performance included British Energy Group in the electric utilities sector and non-index component Samsung Electronics, in the information technology sector.

Detractors from relative performance included stock selection and an underweighting versus the MSCI EAFE Index in the materials sector. Within the materials sector, an overweighting in poor-performing Ciba Holding and a lack of investment in BHP Billiton hindered the Fund's relative results. The Fund's overweight exposure and stock selection in the consumer discretionary sector also hindered relative returns. For example, media company Yell Group and retailer Kingfisher, both declined in value. Stock selection and significant underweighting in the consumer staples sector was another area of weakness for the Fund, largely due to underweighting in the food, beverage and tobacco industry. In the information technology sector, Infineon Technologies was among the Fund's largest detractors from performance.

From a geographic perspective, stock selection in Asia, as well as overweighted allocations in China and Hong Kong and an allocation in non-index component Taiwan, helped performance relative to the index. Alternatively, stock selection in Europe hindered relative results, in part due to the poor performance of our German, U.K. and Swiss holdings.

                                    [CHART]

                          Growth of $10,000 Investment

              Foreign Value
                  Fund              MSCI EAFE Index*
              -------------        -----------------
12/05           $10,000                $10,000
 2/06            10,433                 10,902
 5/06            10,763                 11,340
 8/06            11,194                 11,767
11/06            12,054                 12,609
 2/07            12,375                 13,199
 5/07            13,366                 14,384
 8/07            12,982                 13,968
11/07            13,790                 14,791
 2/08            12,369                 13,310
 5/08            13,030                 14,020


For the year ended May 31, 2008, the Foreign Value returned -2.44% compared to -2.53% for the MSCI EAFE Index.

*The Morgan Stanley Capital International, Europe, Australasia, and the Far
 East Index (MSCI EAFE) is comprised of 21 Morgan Stanley Capital International country indices and measures the performance of approximately 1,000 large-cap stocks.


Average Annual Total Returns as of May 31, 2008
-------------------------------------------------
1 Year              Since Inception*
-------------------------------------------------
-2.44%                  11.23%
-------------------------------------------------

*Inception date of Fund: December 5, 2005

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund's returns.

AIG Retirement Company I Global Equity Fund
COMPARISON: FUND VS. INDEX (Unaudited)
--------------------------------------------------------------------------------

MANAGEMENT OVERVIEW

A discussion with Putnam Investment Management, LLC

The Global Equity Fund posted a return of -9.39% for the twelve-month period ending May 31, 2008, compared to a return of -3.68% for the Morgan Stanley Capital International ("MSCI") World Index.

Relative strength in the index was seen in the energy (21.17%) and basic materials (10.66%) sectors, while relative weakness in the index was in the financial (-26.93%) and consumer cyclicals (-19.64%) sectors. Stock selection was weakest in the consumer staples, financial, basic materials and energy sectors. This impact was partially offset by favorable holdings in conglomerates, capital goods, consumer cyclicals and utilities.

Positions in several consumer staples companies including Nutri/System, Ashtead Group, and Delhaize Group were detractors. In technology, stock selection in Nvidia, Nokia and the absence of holding Apple were most unfavorable. For communication services, while an underweight allocation helped performance, stock selection in Sprint Nextel and Embarq had a negative impact. For financials, positions in Credit Suisse Group, Credit Agricole and Goldman Sachs had the largest negative impact on returns. Positions in basic material companies such as Boliden and not holding Rio Tinto hurt performance. In healthcare, Wellpoint had the largest negative impact on returns during the period.

Alternatively, in conglomerates, an overweight to Mitsubushi was a top contributor to returns. In capital goods, positions in Lockheed Martin and NSK Ltd., led gains during the period.

Active currency management detracted from performance. A favorable overweight to the Australian dollar was more than offset by an underweight to the Japanese yen.
                                     [CHART]

                             Growth of $10,000 Investment

            Global Equity Fund        MSCI World Index*
            ------------------        -----------------
 12/05            $10,000                  $10,000
  2/06             10,498                   10,506
  5/06             10,748                   10,685
  8/06             11,018                   11,028
 11/06             12,039                   11,852
  2/07             12,358                   12,172
  5/07             14,010                   13,304
  8/07             13,514                   12,899
 11/07             13,635                   13,358
  2/08             12,107                   12,107
  5/08             12,705                   12,814


For the year ended May 31, 2008, the Global Equity Fund returned -9.39% compared to -3.68% for the Morgan Stanley Capital International (MSCI) World Index/SM/.

*The Morgan Stanley Capital International (MSCI) World Index/SM/ measures the performance of companies representative of the developed market countries in North America, Europe and Asia/Pacific regions.


Average Annual Total Returns as of May 31, 2008
-------------------------------------------------
1 Year              Since Inception*
-------------------------------------------------
-9.39%                  10.10%
-------------------------------------------------

*Inception date of Fund: December 5, 2005

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund's returns.

AIG Retirement Company I Global Social Awareness Fund
COMPARISON: FUND VS. INDEX (Unaudited)
--------------------------------------------------------------------------------

MANAGEMENT OVERVIEW

A discussion with AIG Global Investment Corp.

The Global Social Awareness Fund posted a return of -5.35% for the twelve-month period ending May 31, 2008, compared to a return of -6.70% for the S&P 500(R) Index and -3.68% for the Morgan Stanley Capital International (MSCI) World Index.

During the twelve-month period ending May 2008, the Global Social Awareness Fund transitioned from a domestic to a global mandate. For the first four months of the fiscal year the Fund had a domestic mandate and was compared to the S&P 500(R) Index.

On October 1, 2007 the Fund changed its name to the Global Social Awareness Fund with an investment policy requiring that under normal circumstances, at least 80% of its net assets is invested in common stocks of U.S. and foreign companies meeting the Fund's social criteria. From October 1, 2007 through May 31, 2008 the Fund returned -5.03% versus the MSCI World Index return of -5.17%. This positive performance relative to the benchmark is due to three conflicting factors: stock selection, sector weightings and currency weightings. Sector weights cost the fund -0.65%, while currency and stock selection added 0.46% and 1.52%, respectively. The sector that had the greatest positive impact on performance was the energy sector. The financial sector had the most significant negative impact on performance.

                               [CHART]

                      Growth of $10,000 Investment

         Global Social
        Awareness Fund          MSCI World Index**       S&P 500/(R)/ Index*
       ----------------         ------------------      ---------------------
5/98      $10,000                   $10,000                   $10,000
5/99       12,005                    11,313                    12,104
5/00       12,904                    12,852                    13,372
5/01       11,313                    10,931                    11,961
5/02        9,869                     9,558                    10,305
5/03        9,090                     8,615                     9,473
5/04       10,660                    10,648                    11,209
5/05       11,456                    11,856                    12,132
5/06       12,383                    13,988                    13,180
5/07       15,150                    17,416                    16,183
5/08       14,340                    16,775                    15,099



For the year ended May 31, 2008, the Global Social Awareness Fund returned -5.35% compared to -6.70% for the S&P 500(R) Index and -3.68% for MSCI World Index.

* The S&P 500(R) Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.

** Effective October 1, 2007, the Fund changed its benchmark to the MSCI World
   Index from the S&P 500(R) Index. The MSCI World Index is a market capitalization weighted index composed of companies representative of the developed market countries in North America, Europe and the Asia/Pacific region. The Fund changed its benchmark because the MSCI World Index is more representative of the Fund's new investment strategy.

Average Annual Total Returns as of May 31, 2008
--------------------------------------------------
1 Year          5 Years          10 Years
--------------------------------------------------
-5.35%          9.55%             3.67%
--------------------------------------------------

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund's returns.

AIG Retirement Company I Global Strategy Fund
COMPARISON: FUND VS. INDEX (Unaudited)
--------------------------------------------------------------------------------

MANAGEMENT OVERVIEW

The Global Strategy Fund posted a return of 0.63% for the twelve-month period ending May 31, 2008, compared to a return of -0.93% for the Morgan Stanley Capital International All Country World Free Index ("MSCI ACWI").

A discussion with Franklin Advisers, Inc. -- regarding their portion of the Fund (the "portfolio") (Fixed Income)

During the fiscal year, the portfolio benefited from U.S. dollar weakness. The portfolio's holdings included investment grade and non-investment grade global government bonds, sovereign debt and supranational bonds, and cash. Emerging market local bond markets generated mixed performance, while sovereign bond markets produced positive returns.

The portfolio's foreign currency exposure benefited from U.S. Dollar depreciation against most major currencies during the fiscal year. The portfolio benefited from the relative positive performance of the Polish Zloty, Norwegian Krone and Swiss Franc over the Euro, as well as strong gains in the Brazilian Real and Singapore Dollar against the U.S. Dollar.

A discussion with Templeton Investment Counsel, LLC -- regarding their portion of the Fund (the "portfolio") (Equity)

During the fiscal year, financials and telecommunication services were contributing sectors for the portfolio's performance relative to the MSCI ACWI. In the financials sector, stock selection and an underweighted position benefited performance, and contributors included American insurance brokerage company Aon and real estate developer Cheung Kong. Stock selection in the telecommunication services sector, particularly Telefonica and Singapore Telecommunications, helped portfolio returns. Looking at individual securities outside of these sectors, our investments in Brazil's Companhia Vale de Rio Doce, and Sasol were among the portfolio's top contributors to relative performance.
In contrast, stock selection and underweight positions in the materials and energy sectors hurt relative portfolio results, as did stock selection and an overweight allocation to the consumer discretionary sector. In the materials sector, our positions in Stora Enso and UPM-Kymmene hurt performance, while in the energy sector, no exposure to the energy equipment and services industry and several holdings in the oil, gas and consumable fuels industry hindered relative portfolio performance. Consumer discretionary sector holdings that detracted from performance included U.S. women's apparel retailer Chico's and media holding Yell Group.
From a geographic perspective, the portfolio benefited from stock selection and an overweight exposure to the Middle East and Africa, specifically in South Africa, during the fiscal year. Stock selection in North American and Europe detracted from relative portfolio performance as our investments in the U.S., the U.K. and Finland declined in value.

                               [CHART]

                      Growth of $10,000 Investment

       Global Strategy Fund      MSCI AC World Free Index*
       --------------------      -------------------------
12/05        $10,000                   $10,000
 2/06         10,539                    10,585
 5/06         10,920                    10,746
 8/06         11,220                    11,108
11/06         12,001                    12,000
 2/07         12,301                    12,335
 5/07         13,309                    13,557
 8/07         12,932                    13,287
11/07         13,645                    13,916
 2/08         13,004                    12,683
 5/08         13,403                    13,431

For the year ended May 31, 2008, the Global Strategy Fund returned 0.63% compared to -0.93% for the MSCI ACWI.

*The MSCI ACWI Index is a free-float adjusted market capitalization Index that is designed to measure equity performance in the global developed and emerging markets.

Average Annual Total Returns as of May 31, 2008
--------------------------------------------------
1 Year               Since Inception*
--------------------------------------------------
0.63%                    12.49%
--------------------------------------------------

*Inception date of Fund: December 5, 2005

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund's returns.

AIG Retirement Company I Government Securities Fund
COMPARISON: FUND VS. INDEX (Unaudited)
--------------------------------------------------------------------------------

MANAGEMENT OVERVIEW

A discussion with AIG Global Investment Corp.

The Government Securities Fund posted a return of 7.54% for the twelve-month period ending May 31, 2008, compared to a return of 9.00% for the Lehman Brothers U.S. Government Bond Index.

As the economy deteriorated during the second half of 2007, the credit market losses and aversion to risk drove investors to the safety of government debt. In calendar year 2007, the Lehman Brothers U.S. Government Bond Index had its best annual return in the last five years. However, during the first two quarters of 2008, the markets changed. As oil prices continually moved higher, the market became concerned with inflation and government securities retreated. Treasuries of all maturities lost 1.4% in May alone.

The fund's yield curve positioning was the largest detractor of performance versus the benchmark. Duration was the greatest contributor to performance during the annual period.
                               [CHART]

                      Growth of $10,000 Investment

                                                    Lehman Brothers U.S.
             Government Securities Fund            Government Bond Index*
             ---------------------------         -------------------------
    5/98               $10,000                             $10,000
    5/99                10,358                              10,443
    5/00                10,538                              10,752
    5/01                11,827                              12,020
    5/02                12,793                              12,958
    5/03                14,454                              14,705
    5/04                13,962                              14,372
    5/05                14,876                              15,303
    5/06                14,736                              15,168
    5/07                15,490                              16,063
    5/08                16,659                              17,509


For the year ended May 31, 2008, the Government Securities Fund returned 7.54% compared to 9.00% for the Lehman Brothers U.S. Government Bond Index.

*The Lehman Brothers U.S. Government Bond Index is a market-value weighted index of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more.


Average Annual Total Returns as of May 31, 2008
---------------------------------------------------
1 Year           5 Years          10 Years
---------------------------------------------------
7.54%            2.88%             5.24%
---------------------------------------------------

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund's returns.

AIG Retirement Company I Growth Fund
COMPARISON: FUND VS. INDEX (Unaudited)
--------------------------------------------------------------------------------

MANAGEMENT OVERVIEW

A discussion with American Century Investment Management, Inc. ("American Century") and American Century Global Investment Management, Inc. ("American Century Global")

The Growth Fund posted a return of 8.87% for the twelve-month period ending May 31, 2008, compared to a return of -0.17% for the Russell 1000(R) Growth Index.

Effective December 10, 2007, the Fund changed its name from VALIC Ultra Fund to Growth Fund. At the same time the investment strategy was revised, American Century replaced its portfolio management team and American Century Global was engaged as a sub-adviser to a portion of the portfolio.

The Fund's consumer discretionary stocks contributed the most to excess performance relative to the benchmark. Stock choices among specialty retailers, hotels and restaurants, and internet retailers provided the bulk of the positive performance in this sector. The best contributor was video game retailer GameStop. Another top contributor was Priceline.com, an internet travel agent.

Stock selection in the healthcare sector also added value during the one-year period, most notably among healthcare equipment makers/providers and biotechnology firms. The leading contributor was surgical equipment maker Intuitive Surgical. The Fund also benefited from an underweight position in health care providers, particularly UnitedHealth and Wellpoint.

Other noteworthy sectors in the portfolio that outperformed their counterparts in the benchmark index included energy and information technology. In the energy sector, the best contributors were energy companies, including Apache, Devon Energy, and XTO Energy. Communications equipment manufacturers and computer hardware makers contributed the most to relative results in the information technology sector such as Research in Motion. Consumer electronics maker Apple also contributed to performance.

Although every sector of the portfolio produced favorable results compared with the benchmark index, several individual holdings detracted notably from relative performance. Intel Corp. and Schering-Plough holdings detracted the most from performance.

Missed opportunities in the information technology sector also weighed on relative results. In particular, the Fund's positions in chipmaker Intel and internet advertiser Google hindered performance as the portfolio owned both stocks during a period of decline but missed out on a subsequent rebound.

                                     [CHART]

                          Growth of $10,000 Investment

             Growth Fund       Russell 1000/(R)/ Growth Index*
            -------------      -------------------------------
 12/05         $10,000                      $10,000
  2/06           9,740                        9,991
  5/06           9,220                        9,782
  8/06           8,940                        9,856
 11/06           9,420                       10,691
  2/07           9,361                       10,796
  5/07          10,261                       11,774
  8/07          10,341                       11,601
 11/07          11,361                       12,037
  2/08          10,231                       10,839
  5/08          11,171                       11,754


For the period ended May 31, 2008, the Growth Fund returned 8.87% compared to -0.17% for the Russell 1000(R) Growth Index.

*The Russell 1000(R) Growth Index consists of stock with a greater-than-average growth orientation. Companies in this Index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

Average Annual Total Returns as of May 31, 2008
--------------------------------------------------
1 Year               Since Inception*
--------------------------------------------------
8.87%                     4.55%
--------------------------------------------------

*Inception date of Fund: December 5, 2005

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund's returns.

AIG Retirement Company I Growth & Income Fund
COMPARISON: FUND VS. INDEX (Unaudited)
--------------------------------------------------------------------------------

MANAGEMENT OVERVIEW

A discussion with AIG SunAmerica Asset Management Corp.

The Growth & Income Fund posted a return of -3.44% for the twelve-month period ending May 31, 2008, compared to a return of -6.70% for the S&P 500(R) Index.

A leading contributor to overall Fund performance was stock selection in the information technology, healthcare, telecom services, consumer staples, industrials, and financial sectors. Additionally, underweight exposure to the healthcare groups contributed to returns. Gains were offset, however, by stock selection in the consumer discretionary, materials, and energy groups.

Several energy stocks assisted the Fund's performance including Conoco Phillips, Chevron, and XTO Energy. Apple and General Dynamics were also among the top contributors during the annual period. On the negative side, investments in several financial companies, such as Citigroup, Fannie Mae, Bank of America, American Express and Merrill Lynch detracted from performance.

                               [CHART]

                      Growth of $10,000 Investment

           Growth & Income Fund        S&P 500/(R)/ Index*
           --------------------       ---------------------
5/98           $10,000                     $10,000
5/99            11,692                      12,104
5/00            12,822                      13,372
5/01            11,424                      11,961
5/02            10,134                      10,305
5/03             8,980                       9,473
5/04            10,275                      11,209
5/05            11,342                      12,132
5/06            11,950                      13,180
5/07            14,506                      16,183
5/08            14,007                      15,099


For the year ended May 31, 2008, the Growth & Income Fund returned -3.44% compared to -6.70% for the S&P 500(R) Index.

*The S&P 500(R) Index is an index of the stocks of 500 major large-cap U.S.
 corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.


Average Annual Total Returns as of May 31, 2008
--------------------------------------------------
1 Year          5 Years          10 Years
--------------------------------------------------
-3.44%          9.30%             3.43%
--------------------------------------------------

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund's returns.

AIG Retirement Company I Health Sciences Fund
COMPARISON: FUND VS. INDEX (Unaudited)
--------------------------------------------------------------------------------

MANAGEMENT OVERVIEW

A discussion with T. Rowe Price Associates, Inc.

The Health Sciences Fund posted a return of 0.05% for the twelve-month period ending May 31, 2008, compared to a return of -10.68% for the S&P 500(R) Health Care Index.

Stock selection was the largest contributor to performance, although sector weighting was strongly positive as well. A considerable underweight along with stock selection in pharmaceuticals anchored the Fund's performance. Other contributors were a significant overweight in biotechnology and stock selection in the services sector. Both overweighting and stock selection in life sciences contributed to performance. The Fund's only relative detractor was selection and weightings in products and devices.

Stock selection and a considerable underweight contributed to performance in the pharmaceuticals segment, which was the largest contributor to relative performance. Underweights in Pfizer, Merck, and Schering-Plough contributed to performance. In contrast, non-benchmark holdings Monsanto, MGI Pharma, and Elan all contributed to performance. Within the benchmark, biotechnology stocks produced positive results and helped the group post a small gain during the period. An overweight in the group was a major contributor to performance even though stock selection results detracted. Non-index firms Alexion Pharmaceuticals, BioMarin Pharmaceutical were all among the Fund's top 10 contributors. Underweighting Amgen and overweighting Gilead Sciences also contributed to relative performance.

Stock selection results helped the services sector make a strong contribution to relative performance, despite a slight detraction from overweighting this sector. Holdings in non-benchmark stocks CVS Caremark, Covance, and Amerigroup added value to performance. Underweighting Laboratory Corporation of America helped as well.

Life sciences remains a relatively small weight of the benchmark. The group had a strong gain in the index, and our overweight in the area was beneficial. Stock selection also helped results. Non-benchmark holding Illumina and Dade Behring were among our top absolute contributors.

The Fund's only relative detractor was products and devices. Non-index holdings TomoTherapy, Nobel Biocare, and Stereotaxis all detracted from performance, as did underweighting Baxter International.

                             [CHART]

                      Growth of $10,000 Investment

          Health        S&P 500/(R)/
       Sciences Fund   Health Care Index*
       -------------   ------------------
11/00        $10,000         $10,000
 5/01          8,940           9,498
 5/02          7,759           8,654
 5/03          7,989           8,174
 5/04         10,072           9,024
 5/05          9,958           9,305
 5/06         11,633           9,175
 5/07         14,331          11,296
 5/08         14,338          10,089


For the year ended May 31, 2008, the Health Sciences Fund returned 0.05% compared to -10.68% for the S&P 500(R) Health Care Index.

*The S&P 500(R) Health Care Index is an unmanaged, market-capitalization weighted index consisting of healthcare companies in the S&P 500(R) Index and is designed to measure the performance of the healthcare sector.

Average Annual Total Returns as of May 31, 2008
---------------------------------------------------
1 Year        5 Years        Since Inception*
---------------------------------------------------
0.05%         12.41%              4.87%
---------------------------------------------------

*Inception date of Fund: November 1, 2000

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund's returns.

AIG Retirement Company I Inflation Protected Fund
COMPARISON: FUND VS. INDEX (Unaudited)
--------------------------------------------------------------------------------

MANAGEMENT OVERVIEW

A discussion with AIG Global Investment Corp.

The Inflation Protected Fund posted a return of 8.22% for the twelve-month period ending May 31, 2008, compared to a return of 13.18% for the Lehman Brothers U.S. TIPS Index.

Overall, market conditions had a negative impact on the performance of the Fund. The allocation to Treasury Inflation Protected Securities (TIPS) performed well over the year as economic data pointed toward rising inflationary pressures in the United States and European economies. The fear of inflation and a general flight to quality on the part of investors drove up the price of TIPS as demand increased. However, exposure to credit in the form of Consumer Price Index (CPI) floating rate notes and corporate bonds detracted from performance as the credit market was severely impacted by the lack of liquidity and deteriorating health of the financial system. Poor earnings reports and large writedowns in the financial sector caused credit spreads to widen dramatically.
                                    [CHART]

                          Growth of $10,000 Investment

            Inflation Protected Fund        Lehman Brothers U.S. TIPS Index*
            ------------------------        --------------------------------
12/04               $10,000                            $10,000
 5/05                10,300                             10,234
11/05                10,131                             10,165
 5/06                10,049                             10,080
11/06                10,551                             10,581
 5/07                10,386                             10,529
11/07                11,144                             11,554
 5/08                11,240                             11,916


For the year ended May 31, 2008, the Inflation Protected Fund returned 8.22% compared to 13.18% for the Lehman Brothers U.S. TIPS Index.

*The Lehman Brothers U.S. TIPS (Treasury Inflation-Protected Securities) Index measures the performance of fixed-income securities with fixed-rate coupon payments that adjust for inflation, as measured by the Consumer Price Index for All Urban Consumers.


Average Annual Total Returns as of May 31, 2008
--------------------------------------------------
1 Year               Since Inception*
--------------------------------------------------
8.22%                     3.45%
--------------------------------------------------

*Inception date of Fund: December 20, 2004

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund's returns.

AIG Retirement Company I International Equities Fund
COMPARISON: FUND VS. INDEX (Unaudited)
--------------------------------------------------------------------------------

MANAGERS OVERVIEW

A discussion with AIG Global Investment Corp.

The International Equities Fund posted a return of -3.91% for the twelve-month period ending May 31, 2008, compared to a return of -2.53% for the Morgan Stanley Capital International Europe, Australasia and the Far East ("MSCI EAFE") Index. In local currency terms, EAFE returned -12.41%, meaning that currency translation added 9.88%.

For the first four months of the year the Fund overweighted Japan by five percentage points with half the total Japan exposure actively managed and the balance indexed. On October 1, 2007 the Fund was restructured to be regionally neutral versus the MSCI EAFE index with half its Japan exposure actively managed and half its Europe exposure managed in two research enhanced index funds. The other half of the Japan and Europe allocations and all of the Asia-ex Japan allocation are indexed to the appropriate EAFE sub-indices.

International developed markets, as measured by the MSCI EAFE index, lost 2.53% in U.S. dollar terms in the year ended May 31, 2008. Europe represents approximately 70% of the EAFE index. Germany and Spain posted gains for the period, while United Kingdom, France, Switzerland, and Italy experienced declines. Japan, representing roughly 20% of EAFE, lost 5.8%, but the Pacific region ex-Japan showed a net gain.
                               [CHART]

                      Growth of $10,000 Investment

             International Equities Fund      MSCI EAFE Index*
             ---------------------------      ----------------
5/98                $10,000                       $10,000
5/99                 10,443                        10,436
5/00                 12,324                        12,226
5/01                  9,910                        10,119
5/02                  8,853                         9,148
5/03                  7,380                         8,022
5/04                  9,283                        10,643
5/05                 10,498                        12,199
5/06                 13,681                        15,644
5/07                 16,972                        19,843
5/08                 16,309                        19,341


For the year ended May 31, 2008, the International Equities Fund returned -3.91% compared to -2.53% for the MSCI EAFE Index.

*The Morgan Stanley Capital International, Europe, Australasia, and the Far
 East Index (MSCI EAFE) is comprised of 21 Morgan Stanley Capital International country indices and measures the performance of approximately 1,000 large-cap stocks.


Average Annual Total Returns as of May 31, 2008
--------------------------------------------------
1 Year          5 Years          10 Years
--------------------------------------------------
-3.91%          17.18%            5.01%
--------------------------------------------------

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund's returns.

AIG Retirement Company I International Government Bond Fund
COMPARISON: FUND VS. INDEX (Unaudited)
--------------------------------------------------------------------------------

MANAGEMENT OVERVIEW

A discussion with AIG Global Investment Corp.

The International Government Bond Fund posted a return of 8.94% for the twelve-month period ending May 31, 2008, compared to a return of 5.37% for the JP Morgan Emerging Markets Bond Index Plus (EMBI+), a return of 15.06% for the JP Morgan Government Bond Index Plus (GBI+ unhedged), and a return of 12.62% for the New Blended Index (70% Citigroup WGBI (unhedged) and 30% EMBI+).

Country selection contributed positively to performance for the Fund both through exposure to bonds and currencies versus the benchmark. For example, an Australian dollar position employed tactically through the review period performed positively versus both the U.S. Dollar and Euro.

Emerging markets suffered in tandem with the subprime fallout in the U.S. Spreads widened over the year with the credits of Argentina and Venezuela severely affected. The Fund reduced risk at the turn of the year by reducing exposure to Argentina and Venezuela.

The top three contributors in the emerging market section of the Fund were Republic of Columbia (7.38% due 09/18/2037), Republic of Russia (7.50% due 03/31/2030) and Republic of Columbia (12.00% due 10/22/2015). The top three emerging market detractors were Republic of Argentina (8.28% due 12/31/2033), Republic of Venezuela (9.25% due 09/15/2027) and Republic of Venezuela (9.375% due 01/13/2034).



                                    [CHART]

                           Growth of $10,000 Investment

                                                                    Citigroup
                               JP Morgan      JP Morgan               World
                       Old     Government      Emerging      New    Government
      International  Blended     Bond        Markets Bond  Blended  Bond Index
       Government     Index    Index Plus     Index Plus    Index   (unhedged)
        Bond Fund       *          **             ***        ****     *****
      ------------- --------  -----------    ------------  -------  ----------
5/98   $10,000       $10,000    $10,000        $10,000     $10,000   $10,000
5/99    10,640        10,166     10,531          8,899      10,225    10,607
5/00    10,168        10,724     10,394         10,897      10,800    10,486
5/01     9,714        11,334     10,510         12,732      11,341    10,504
5/02    10,697        12,038     11,327         12,996      12,037    11,308
5/03    13,473        15,185     14,149         16,590      15,115    14,032
5/04    13,756        15,721     14,666         17,110      15,652    14,550
5/05    15,448        17,755     16,058         20,729      17,595    15,825
5/06    15,856        18,170     16,107         22,186      17,942    15,789
5/07    17,061        19,336     16,601         25,419      19,001    16,161
5/08    18,587        21,685     19,101         26,784      21,399    18,705


For the year ended May 31, 2008, the International Government Bond Fund returned 8.94% compared to 12.62% for the New Blended Index, 15.06% for the JP Morgan Government Bond Index Plus (unhedged) and 5.37% for the JP Morgan Emerging Markets Bond Index Plus.

* The "Old" Blended Index is a blend of 70% JP Morgan Government Bond Index Plus (unhedged) and 30% JP Morgan Emerging Markets Bond Index Plus.

** The JP Morgan Government Bond Index Plus (GBI+ unhedged) measures the performance of leading government bond markets based on total return in U.S. currency. It includes only traded issues.

*** The JP Morgan Emerging Markets Bond Index Plus (EMBI+) tracks total returns for traded external debt instruments in the emerging markets. The instruments include external-currency-denominated Brady bonds, loans and Eurobonds, as well as U.S. dollar local market instruments.

****The New Blended Index is comprised of the Citigroup WGBI (unhedged) (70%) and the JPMorgan EMBI+ (30%) whereas the Prior Blended Index is comprised of the JPMorgan GBI+ (unhedged) (70%) and the JPMorgan EMBI+ (30%).

*****Effective June 1, 2008, the Fund changed is broad-based index from the JPMorgan GBI+ (unhedged) to the Citigroup World Government Bond Index (unhedged). The Citigroup WGBI (unhedged) is an unmanaged index of debt securities of major foreign government bond markets. The JPMorgan EMBI+ tracks total returns for traded external debt instruments in the emerging markets. The instruments include external-currency-denominated Brady bonds, loans and Eurobonds, as well as U.S. dollar local markets instruments.


Average Annual Total Returns as of May 31, 2008
---------------------------------------------------
1 Year           5 Years          10 Years
---------------------------------------------------
8.94%            6.65%             6.39%
---------------------------------------------------

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund's returns.

AIG Retirement Company I International Growth I Fund
COMPARISON: FUND VS. INDEX (Unaudited)
--------------------------------------------------------------------------------

MANAGEMENT OVERVIEW

The International Growth I Fund posted a return of 2.78% for the twelve-month period ending May 31, 2008, compared to a return of -2.53% for the Morgan Stanley Capital International Europe, Australasia, Far East ("MSCI EAFE") Index.

A discussion with American Century Global Investment Management,
Inc. -- regarding their portion of the Fund (the "portfolio")

Within the portfolio, effective stock selection in the industrials and materials sectors lifted relative performance, as did an overweight position, relative to the benchmark, in the materials sector. The portfolio's exposure in the consumer discretionary and consumer staples sectors detracted from gains.

In general, stock selection proved quite advantageous for the portfolio, and leading performers included K&S AG, a leading supplier of fertilizer, and Nintendo, a Japanese videogame maker. Significant detractors included Burberry Group PLC and French bank Societe Generale, which was rocked by a trading scandal that cost the firm billions.

A discussion with Invesco Aim Capital Management, Inc. -- regarding their portion of the Fund (the "portfolio")

A significant underweight in the financials sector (weakest sector over the period) contributed favorably to relative results. Solid stock selection across the energy sector helped the portfolio to significantly outperform index sector returns. Top positive contributors included Petrobras (Brazil) and Suncor Energy (Canada). Strong stock selection in the healthcare sector enabled the portfolio to deliver positive returns in a negative sector. Exposure to China and select countries such as Canada and Brazil, markets not represented in the MSCI EAFE Index, helped both relative and absolute results. The portfolio's exposure to emerging markets remained close to 17%.

In the information technology sector, lagging stock selection was a key detractor to both absolute and relative results. In addition, a lack of exposure to Japanese gaming giant Nintendo, one of the strongest performing technology names over the period, detracted from relative results as well. In line with our investment process, stretched valuations kept the portfolio out of this name. An underweight in the telecommunications services sector hurt relative results as well. An underweight in the strong materials sector hurt relative results, however, strong stock selection enabled the portfolio to outperform the sector index. Select holdings in France, Germany and Ireland detracted from relative results. An underweight to the strong Australian market hurt as well.

A discussion with Massachusetts Financial Services Company -- regarding their portion of the Fund (the "portfolio")

The portfolio's underweighted position in the poor-performing financial services sector was the principal contributor to performance relative to the MSCI EAFE Index. In this sector, not holding shares of Royal Bank of Scotland (U.K.) boosted relative results as the company's stock declined markedly over the reporting period.

A relative overweight in the consumer staples sector also helped returns. Shares of global food company Nestle and Reckitt Benckiser were among the portfolio's top contributors.

Favorable stock selection in the healthcare sector benefited relative performance. Holdings of healthcare products maker Bayer AG added to relative returns as the stock outperformed the benchmark over the period.

Stocks in other sectors that contributed to relative results included Linde AG, South Korean microchip and electronics manufacturer Samsung Electronics (non-benchmark holding), French natural gas producer Gaz de France, E.ON AG, gas supplier Air Liquide, and INPEX Holdings.

A combination of stock selection and an overweight position in the leisure sector held back relative performance. Holdings of William Hill and WPP Group were among the portfolio's top detractors over the reporting period.

Similarly, a combination of stock selection and an underweight in the basic materials sector also dampened relative performance. The portfolio's underweight position in BHP Billiton detracted from results as the stock's performance exceeded that of the benchmark. Additionally, not holding strong-performing mining operator Rio Tinto and ArcelorMittal hurt relative returns.

Several financial stocks also held back relative performance over the reporting period. These included investment management and banking firm UBS AG, Credit Agricole (not in portfolio at end of period), insurance giant AXA, and Nomura Holdings. Not holding telecommunications company Telefonica also hurt relative returns.

AIG Retirement Company I International Growth I Fund
COMPARISON: FUND VS. INDEX (Unaudited) -- (continued)
--------------------------------------------------------------------------------

                                    [CHART]

                          Growth of $10,000 Investment

                   International Growth I Fund      MSCI EAFE Index*
                    -------------------------       ---------------
     12/00                $10,000                      $10,000
      5/01                  8,345                        8,977
      5/02                  7,297                        8,116
      5/03                  6,230                        7,117
      5/04                  7,624                        9,442
      5/05                  8,421                       10,822
      5/06                 10,808                       13,879
      5/07                 13,760                       17,604
      5/08                 14,142                       17,159


For the year ended May 31, 2008, the International Growth I Fund returned 2.78% compared to -2.53% for the MSCI EAFE Index.

*The Morgan Stanley Capital International, Europe, Australasia and Far East
 Index (MSCI EAFE) Index is comprised of the 21 Morgan Stanley Capital International country indices and measures the performance of approximately 1,000 large-cap stocks from Europe, Australia and the Far East.


Average Annual Total Returns as of May 31, 2008
---------------------------------------------------
1 Year        5 Years        Since Inception*
---------------------------------------------------
2.78%         17.82%              4.74%
---------------------------------------------------

*Inception date of Fund: December 11, 2000

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund's returns.

AIG Retirement Company I Large Cap Core Fund
COMPARISON: FUND VS. INDEX (Unaudited)
--------------------------------------------------------------------------------

MANAGEMENT OVERVIEW

A discussion with Evergreen Investment Management Company, LLC

The Large Cap Core Fund posted a return of -4.73% for the twelve-month period ending May 31, 2008, compared to a return of -6.70% for the S&P 500(R) Index.

On a sector basis, a relative overweight to the benchmark in both technology and consumer staples helped boost performance. The lowest performing sector in both the benchmark and the portfolio was financials. A slight relative underweight was positive for the Fund. Another positive was the relative underweight in telecommunications. The Fund's relative underweights in energy, materials, industrials, utilities and consumer discretionary all detracted from performance. A slightly overweight position in the healthcare sector did not add value.

The Fund's positive performance relative to the benchmark was due to stock selection, particularly in the consumer discretionary and technology sectors. The primary detractor to performance over the past year has been the financial sector.

The Fund remains focused on identifying highly differentiated companies with sustainable competitive advantages, excellent management teams, high returns on capital and owning them when their shares are selling at a discount to our estimate of intrinsic value.


                                    [CHART]

           Growth of $10,000 Investment

       Large Cap Core Fund      S&P 500/(R)/ Index
       -------------------      ------------------
12/05        $10,000                 $10,000
 2/06         10,140                  10,169
 5/06         10,110                  10,134
 8/06         10,250                  10,453
11/06         10,971                  11,282
 2/07         11,032                  11,386
 5/07         12,032                  12,443
 8/07         11,870                  12,035
11/07         12,133                  12,153
 2/08         10,761                  10,976
 5/08         11,463                  11,610


For the year ended May 31, 2008, the Large Cap Core Fund returned -4.73% compared to -6.70% for the S&P 500(R) Index.

*The S&P 500(R) Index is an index of the stocks of 500 major large-cap U.S.
 corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.


Average Annual Total Returns as of May 31, 2008
-------------------------------------------------
1 Year              Since Inception*
-------------------------------------------------
-4.73%                   5.64%
-------------------------------------------------

*Inception date of Fund: December 5, 2005

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund's returns.

AIG Retirement Company I Large Capital Growth Fund
COMPARISON: FUND VS. INDEX (Unaudited)
--------------------------------------------------------------------------------

MANAGEMENT OVERVIEW

The Large Capital Growth Fund posted a return of 0.78% for the twelve-month period ending May 31, 2008, compared to a return of -0.17% for the Russell 1000(R) Growth Index.

A discussion with AIG SunAmerica Asset Management Corp. ("AIG SAAMCo") -- regarding their portion of the Fund (the "portfolio")

The primary driver of positive performance was stock selection in the healthcare, industrials, information technology, materials and consumer staples groups. A consumer discretionary underweight also proved beneficial as did overweight exposure to the healthcare group.

Alternatively, stock selection and overweight exposure to financials, the worst performing Russell 1000(R) Growth sector, negatively impacted results. In addition, an energy underweight and security selection in the consumer discretionary group also hindered results.

Monsanto, Apple, Research in Motion, Visa, and Gilead Sciences were among the top contributing securities during the period. Stocks which detracted from performance included UnitedHealth Group, MF Global, American Express, NII Holdings and AerCap Holdings.

A discussion with Invesco Aim Capital Management, Inc. -- regarding their portion of the Fund (the "portfolio")

The portfolio outperformed the Russell 1000(R) Growth Index by the widest margin in the industrials and materials sectors. Positive performance in these two sectors was driven by both stock selection and overweight positions as many companies in these areas benefited from strong global demand. The portfolio also outperformed the Russell 1000(R) Growth Index in other sectors, including consumer discretionary and telecom.

Several sectors, including healthcare, information technology and energy under performed. Lagging performance in the healthcare and information technology sectors was driven largely by stock selection. Underperformance in the energy sector was driven by both stock selection and an underweight position, as many energy stocks performed well during the reporting period.

Currently, the portfolio is overweight in the industrials, materials and telecom sectors. Underweight positions include the consumer discretionary, consumer staples, healthcare, financials and utilities sectors.

                                 [CHART]

                        Growth of $10,000 Investment

            Large Capital Growth Fund    Russell 1000/(R)/ Growth Index*
            -------------------------    -------------------------------
12/04               $10,000                       $10,000
05/05                 9,851                        10,059
11/05                10,591                        10,768
05/06                10,450                        10,677
11/06                11,261                        11,669
05/07                12,431                        12,852
11/07                13,054                        13,139
05/08                12,528                        12,830


For the period ended May 31, 2008, the Large Capital Growth Fund returned 0.78% compared to -0.17% for the Russell 1000(R) Growth Index.

*The Russell 1000(R) Growth Index consists of stock with a greater-than-average growth orientation. Companies in this Index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

Average Annual Total Returns as of May 31, 2008
--------------------------------------------------
1 Year               Since Inception*
--------------------------------------------------
0.78%                     6.76%
--------------------------------------------------

*Inception date of Fund: December 20, 2004

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund's returns.

AIG Retirement Company I Mid Cap Index Fund
COMPARISON: FUND VS. INDEX (Unaudited)
--------------------------------------------------------------------------------

MANAGEMENT OVERVIEW

A discussion with AIG Global Investment Corp.

The Mid Cap Index Fund posted a return of -2.73% for the twelve-month period ending May 31, 2008, compared to a return of -2.50% for the S&P MidCap 400(R) Index.

The Fund is passively managed to match the S&P MidCap 400(R) Index. As with all index funds, there will be performance discrepancies due to trading, cash, and pricing effects.

The three top absolute performing sectors in the S&P MidCap 400(R) Index during the twelve-month period were energy, materials, and industrials. On a relative basis, the three top contributors were materials, consumer discretionary, and consumer staples.

The three bottom absolute performing sectors in the S&P MidCap 400(R) Index during the twelve-month period were telecommunication services, consumer discretionary, and financials. On a relative basis, the bottom three contributors were financials, telecommunication services, and utilities.

The three best absolute performing stocks in the index were Cleveland Cliffs, Encore Acquisition, and Millennium Pharmaceuticals. On a relative basis, the three top contributors were Southwestern Energy, Cleveland Cliffs, and Intuitive Surgical.

The three bottom absolute performing stocks in the index were Radian Group, Indymac Bancorp, and Moneygram International. On a relative basis, the three bottom contributors were Radian Group, PMI Group and Chicos.

                               [CHART]

                      Growth of $10,000 Investment

                Mid Cap Index Fund        S&P MidCap 400/(R)/ Index*
                ------------------        --------------------------
5/98                $10,000                       $10,000
5/99                 11,191                        11,191
5/00                 13,581                        13,593
5/01                 14,954                        15,078
5/02                 15,258                        15,438
5/03                 13,809                        14,026
5/04                 17,431                        17,774
5/05                 19,784                        20,259
5/06                 22,821                        23,415
5/07                 27,561                        28,374
5/08                 26,809                        27,664


For the year ended May 31, 2008, the Mid Cap Index Fund returned -2.73% compared to -2.50% for the S&P MidCap 400(R) Index.

*The S&P MidCap 400(R) Index is an index of the stocks of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.
 "Standard & Poor's(R), "S&P(R)," and "S&P MidCap 400(R)," are trademarks of
 S&P.
 The Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investment in the Fund.

Average Annual Total Returns as of May 31, 2008
--------------------------------------------------
1 Year          5 Years          10 Years
--------------------------------------------------
-2.73%          14.19%           10.36%
--------------------------------------------------

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund's returns.

AIG Retirement Company I Mid Cap Strategic Growth Fund
COMPARISON: FUND VS. INDEX (Unaudited)
--------------------------------------------------------------------------------

MANAGEMENT OVERVIEW

The Mid Cap Strategic Growth Fund posted a return of 8.71% for the twelve-month period ending May 31, 2008, compared to a return of -0.79% for the Russell MidCap Growth Index.

A discussion with Brazos Capital Management, LP -- regarding their portion of the Fund (the "portfolio").

For the year, the portfolio was overweight in energy, technology, basic materials and healthcare while underweight financial services and consumer discretionary. Each of these sectors generated positive performance for the year. Consumer staples, where we had a below average weighting, was the only sector that underperformed for the year.

While the effects sector allocation were very positive, security selection was the main driver the portfolio's positive performance for the year. The top five performing stocks were MasterCard, Intuitive Surgical, First Solar, Sohu.com, and NAVTEQ Corporation. All five stocks contributed greater than 150 basis points each to returns. The portfolio continues to own MasterCard, First Solar and Sohu.com.

Some of the poorest performing stocks were SDK, ResMed, and Hologic, Inc., which detracted from performance.

A discussion with Morgan Stanley Investment Management, Inc. -- regarding their portion of the Fund (the "portfolio")

The portfolio outperformed the Russell Midcap Growth Index primarily due to strong stock selection. Sector allocations, which derive solely from our bottom-up stock selection process, had an overall negative effect on relative performance.

Stock selection in the healthcare sector was the largest contributor to relative returns for the one-year period. Avoidance of healthcare management services companies further benefited relative performance. Stock selection in the technology sector also bolstered relative gains. Although an underweight allocation in the technology sector modestly detracted from relative results, the positive influence of stock selection more than offset it. Additionally, stock selection in the financial services sector was advantageous.

The materials and processing sector was the largest relative detractor. Also hampering relative performance was stock selection in the producer durables sector. Stock selection in the multi-industry sector, which includes conglomerates, was another area of weakness that detracted from relative performance.

At the end of the period, consumer discretionary represented the largest sector weight in the portfolio, followed by financial services. Relative to the Russell Midcap Growth Index, the portfolio held an overweight in the consumer discretionary sector and underweight positions in the financial services and technology sectors.

                                 [CHART]

                       Growth of $10,000 Investment

               Mid Cap Strategic              Russell MidCap
                   Growth Fund                 Growth Index*
                   -----------                 ------------
     12/04         $10,000                       $10,000
      5/05           9,972                        10,209
     11/05          11,312                        11,337
      5/06          11,762                        11,803
     11/06          12,182                        12,798
      5/07          14,149                        14,322
     11/07          15,590                        14,094
      5/08          15,382                        14,209


For the year ended May 31, 2008, the Mid Cap Strategic Growth Fund returned 8.71% compared to -0.79% for the Russell MidCap Growth Index.

*The Russell MidCap Growth Index measures the performance of those Russell
 MidCap companies with higher price-to-book ratios and high forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index.


Average Annual Total Returns as of May 31, 2008
--------------------------------------------------
1 Year               Since Inception*
--------------------------------------------------
8.71%                    13.32%
--------------------------------------------------

*Inception date of Fund: December 20, 2004

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund's returns.

AIG Retirement Company I Money Market I Fund
COMPARISON: FUND VS. INDEX (Unaudited)
--------------------------------------------------------------------------------

MANAGEMENT OVERVIEW

A discussion with AIG SunAmerica Asset Management Corp.

The Money Market I Fund posted a return of 3.82% for the twelve-month period ending May 31, 2008, compared to a return of 3.11% for the T-Bill 3 Month Index.

Slowing economic growth was the dominant theme over the period with increasing concerns about inflation entering the economic dialogue toward the end of the period. The housing downturn and credit crisis have weighed on growth while steadily rising energy and food prices have stimulated inflation fears.

The Federal Reserve has responded by reducing the Federal Funds Rate throughout the period ending at a rate of 2.00%. However, given the twin concerns of economic growth and inflation at the end of the period the future direction of interest rates remains uncertain.

Market conditions affected the Fund's performance. In particular, the Fund's performance was negatively impacted by its holding in Cheyne Finance, LLC, which discontinued making interest and principal payments in connection with an insolvency event. As market conditions have remained constrained over the period the fund has retained a larger than normal position in U.S. Treasury repurchase agreements. Yields on money market securities decreased steadily throughout the period with one-month certificates of deposit yielding approximately 2.70% on May 31, 2008 down from roughly 5.70% on August 31, 2007. In order to preserve stability, value was added through active management of the Fund's duration, specifically by purchasing longer-dated fixed rate instruments as well as floating rate notes. The Fund also has selectively purchased short-dated securities when relative value opportunities were discovered.

Average Annual Total Returns as of May 31, 2008
---------------------------------------------------
1 Year           5 Years          10 Years
---------------------------------------------------
3.82%            2.85%             3.31%
---------------------------------------------------

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund's returns.

AIG Retirement Company I Nasdaq-100(R) Index Fund
COMPARISON: FUND VS. INDEX (Unaudited)
--------------------------------------------------------------------------------

MANAGEMENT OVERVIEW

A discussion with AIG Global Investment Corp.

The Nasdaq-100(R) Index Fund posted a return of 5.32% for the twelve-month period ending May 31, 2008, compared to a return of 5.94% for the Nasdaq-100(R) Index.

The Fund is passively managed to match the Nasdaq-100(R) Index. As with all index funds, there will be performance discrepancies due to trading, cash, and pricing effects.

The three top absolute performing sectors in the Nasdaq-100(R) Index during the twelve-month period were materials, information technology, and healthcare. On a relative basis, the three top contributors were information technology, healthcare, and materials.

The three bottom absolute performing sectors in the Nasdaq-100(R) Index during the twelve-month period were energy, telecommunication services, and consumer discretionary. On a relative basis, the bottom three contributors were consumer discretionary, telecommunication services, and industrials.

The three best absolute performing stocks in the index were Intuitive Surgical, Research in Motion, and Activision Inc. On a relative basis, the three top contributors were Apple, Research in Motion, and Gilead Sciences.

The three bottom absolute performing stocks in the index were UAL Corp, Sears, and Cadence Design Systems. On a relative basis, the three bottom contributors were Sears, Starbucks, and Comcast.

                                    [CHART]

                          Growth of $10,000 Investment

               Nasdaq-100/(R)/ Index Fund         Nasdaq-100/(R)/ Index*
               --------------------------         ----------------------
 10/00                 $10,000                         $10,000
  5/01                   5,099                           5,043
  5/02                   3,406                           3,387
  5/03                   3,366                           3,363
  5/04                   4,117                           4,126
  5/05                   4,315                           4,357
  5/06                   4,417                           4,480
  5/07                   5,389                           5,495
  5/08                   5,676                           5,821


For the year ended May 31, 2008, the Nasdaq-100(R) Index Fund returned 5.32% compared to 5.94% for the Nasdaq-100(R) Index.

*The Nasdaq-100(R) Index represents the largest and most active non-financial domestic and international securities listed on The Nasdaq Stock Market, based on market value (capitalization).

 The Nasdaq-100(R), Nasdaq-100 Index(R), and Nasdaq(R) are trade or service marks of The Nasdaq Stock Market, Inc. (which with its affiliates are the Corporations) and are licensed for use by AIG Retirement Company I. The product(s) have not been passed on by the Corporations as to their legality or suitability. The product(s) are not issued, endorsed, sold, or promoted by the Corporations. The Corporations make no warranties and bear no liability with respect to the product(s).



Average Annual Total Returns as of May 31, 2008
---------------------------------------------------
1 Year        5 Years        Since Inception*
---------------------------------------------------
5.32%         11.02%             -7.12%
---------------------------------------------------

*Inception date of Fund: October 1, 2000

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund's returns.

AIG Retirement Company I Science & Technology Fund
COMPARISON: FUND VS. INDEX (Unaudited)
--------------------------------------------------------------------------------

MANAGEMENT OVERVIEW

The Science & Technology Fund posted a return of 5.41% for the twelve-month period ending May 31, 2008, compared to a return of 2.55% for the S&P 500(R) Information Technology Index.

A discussion with T. Rowe Price Associates, Inc. -- regarding their portion of the Fund (the "portfolio")

Stock selection was favorable in many areas of the portfolio, particularly in software, though semiconductors and telecommunication services also did well. Media stock selection was less productive, and along with an underweighting in hardware and IT services, detracted somewhat from the portfolio's overall returns.

Results in software contributed most significantly to the portfolio's performance for the period. Compared with the benchmark, the portfolio underweighted Microsoft, which helped relative returns. The portfolio overweighted Electronic Arts and held non-benchmark company Take-Two Interactive Software. These were two of the top 10 contributors for the period.

The portfolio was overweighted in the semiconductor group during the period, which contributed to performance. Overweights in Altera and Microchip Technology, made these the sector's top two contributors.

Elsewhere in the portfolio, results were more mixed. Stock choices in the telecommunication services group -- particularly non-index holdings Crown Castle International and American Tower Systems -- generated positive absolute returns for this area of the portfolio, compared with a loss for this segment of the benchmark. However, stock selection was negative in both the media and hardware groups. In media, overweighting Monster Worldwide and underweighting Google detracted from relative performance.

IT services was a low performer, while it was one of the strongest sectors of the index. Holdings in Infosys Technologies detracted from this sector's relative performance. Although hardware was one of the index's strongest sectors, the portfolio's holdings did less well, and underweighting this group was not beneficial. The portfolio underweighted consumer electronics, such as Apple. Weak-performing holdings Foxconn Technology, and Hon Hai Precision were notable detractors.

A discussion with RCM Capital Management, LLC -- regarding their portion of the Fund (the "portfolio")

During the fiscal year, top contributors to the portfolio's absolute performance included Research in Motion and Apple Computer. Chinese internet companies, such as Baidu.com and Tencent Holdings also performed well, as did solar energy companies, such as First Solar and SunPower. Monsanto and Salesforce.com were also top contributors during the fiscal year.

Some of the portfolio's communications holdings negatively affected performance, such as Cisco, NII Holdings, Level 3 Communications, and Riverbed Technology. The portfolio sold positions in several of these stocks, including NII Holdings and Level 3 Communications; however, it maintained positions in Riverbed and Cisco.

A discussion with Wellington Management, LLP -- regarding their portion of the Fund (the "portfolio")

For the S&P 500(R) Information Technology Index, computers and peripherals and internet software and services were the top performing technology industries while office electronics and information technology services posted negative returns.

The portfolio's overall security selection was the primary driver of performance. Stock selection in the communications equipment, internet software and services, and information technology services industries was strong. However, the weakness in security selection in the semiconductors and semiconductors equipments, computer and peripherals, and software industries weighed on overall portfolio results.

Over the twelve month period, Research in Motion, Apple and Nokia were the top absolute contributors, while Microsoft, LAM Research, and Trident Microsystems detracted, on an absolute basis.

                                        [CHART]

           Growth of $10,000 Investment

           Science &        S&P 500/(R)/ Information
        Technology Fund         Technology Index*
        ---------------     ------------------------
5/98        $10,000                $10,000
5/99         14,834                 16,601
5/00         22,643                 24,485
5/01         13,079                 12,888
5/02          7,682                  9,050
5/03          7,345                  8,550
5/04          8,904                 10,429
5/05          9,057                 10,523
5/06          9,241                 10,601
5/07         10,985                 13,041
5/08         11,580                 13,373


For the year ended May 31, 2008, the Science & Technology Fund returned 5.41% compared to 2.55% for the S&P 500(R) Information Technology Index.

*The S&P 500(R) Information Technology Index is an unmanaged, market-capitalization weighted index designed to measure the performance of companies in the information technology sector that are in the S&P 500(R) Index.

Average Annual Total Returns as of May 31, 2008
---------------------------------------------------
1 Year           5 Years          10 Years
---------------------------------------------------
5.41%            9.53%             1.48%
---------------------------------------------------

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund's returns.

AIG Retirement Company I Small Cap Aggressive Growth Fund
COMPARISON: FUND VS. INDEX (Unaudited)
--------------------------------------------------------------------------------

MANAGEMENT OVERVIEW

A discussion with Wells Capital Management Incorporated

The Small Cap Aggressive Growth Fund posted a return of -4.59% for the twelve-month period ending May 31, 2008, compared to a return of -5.72% for the Russell 2000(R) Growth Index.

Sector allocation added to relative performance, while stock selection detracted slightly. Sectors that contributed to performance include industrials, information technology, and consumer staples. Energy, financials, and consumer discretionary sectors detracted from performance for the period.

Stocks within the industrials sector outperformed due to better stock selection and an overweight position. Specifically, FTI Consulting, a global consulting firm, was the best performing stock in the Fund for the period. The company increased +62% for the year. Gardner Denver, a manufacturer of compressors and pumps, advanced +29%.

While information technology as a group was weak, stock selection within the Fund was strong. Bankrate Inc. was one of the leading contributors to performance, up 16% for the period. PMC-Sierra Inc., a global provider of broadband communications for access, metro, wireless infrastructure, enterprise and customer premises equipment was also one of the best performing stocks in the Fund, up 10%. Microsemi Corporation, an analog semiconductor company, was another strong contributor. The stock increased 19% for the fiscal year.

The consumer discretionary sector was a strong contributor in 2007. The second best performing holding within the Fund for the fiscal year was Priceline.com, an online travel company. The stock increased +118% for the period. The lodging industry is one area that suffered during the period with two Fund holdings, Great Wolf and LodgeNet both detracting from performance.

Stock selection within the energy sector was particularly strong, but an underweight position detracted from performance. Petrohawk Energy Corp. was a leading contributor to performance, up 80%. Goodrich Petroleum Corp., was up 20% for the period.

Holdings in financials nevertheless performed quite poorly. GF HFF Inc. and Evercore Partners Inc. are examples of companies that detracted during the period, down 58% and 53% respectively.

                                    [CHART]

                          Growth of $10,000 Investment

         Small Cap Aggressive Growth Fund     Russell 2000/(R)/ Growth Index*
         --------------------------------     -------------------------------
12/05                   $10,000                          $10,000
 2/06                    10,750                           10,658
 5/06                    10,220                           10,359
 8/06                     9,580                           10,115
11/06                    10,180                           11,103
 2/07                    10,671                           11,247
 5/07                    11,722                           12,178
 8/07                    11,712                           11,770
11/07                    11,692                           11,783
 2/08                    10,143                           10,396
 5/08                    11,194                           11,482


For the year ended May 31, 2008, the Small Cap Aggressive Growth Fund returned -4.59% compared to -5.72% for the Russell 2000(R) Growth Index.

*The Russell 2000(R) Growth Index measures the performance of those Russell
 2000(R) companies with higher price-to-book ratios and higher forecasted growth values.


Average Annual Total Returns as of May 31, 2008
-------------------------------------------------
1 Year              Since Inception*
-------------------------------------------------
-4.59%                   4.64%
-------------------------------------------------

*Inception date of Fund: December 5, 2005

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund's returns.

AIG Retirement Company I Small Cap Fund
COMPARISON: FUND VS. INDEX (Unaudited)
--------------------------------------------------------------------------------

MANAGEMENT OVERVIEW

The Small Cap Fund posted a return of -15.29% for the twelve-month period ending May 31, 2008, compared to a return of -10.53% for the Russell 2000(R) Index.

Effective March 10, 2008, Invesco Aim Capital Management, Inc. replaced American Century Investment Management, Inc. and Franklin Portfolio Associates, LLC as an investment sub-adviser of the Fund. T. Rowe Price Associates, Inc. and Bridgeway Capital Management, Inc. remained as sub-advisers of the Fund.

A discussion with Invesco Aim Capital Management, Inc. -- regarding their portion of the Fund (the "portfolio")

For the period, the portfolio had positive returns and performed in-line with the Russell 2000(R) Index. The portfolio outperformed the Russell 2000(R) Index by the widest margin in the financials sector. Excess performance in this sector was driven by both stock selection and an underweight position, as many financial stocks continued to struggle during the reporting period. The portfolio also outperformed in the materials and utilities sectors, largely due to stock selection.

Underperformance was concentrated in the industrials, healthcare and consumer discretionary sectors. The portfolio's holdings in each of these sectors generally underperformed those of the Russell 2000(R) Index.

At the close of the period, the portfolio's largest overweight industry group included materials, consumer durables and apparel; healthcare equipment and services. The largest underweight industry groups included real estate; energy; and pharmaceuticals, biotechnology and life sciences.

A discussion with Bridgeway Capital Management, Inc. -- regarding their portion of the Fund (the "portfolio")

On both an absolute and relative basis, we lagged the benchmark for the period.

The best stock pick on an absolute basis for the period was Clayton Williams Energy Inc (up 272.5%). Portfolio leaders also included Axsys Technologies Inc (up 185.1%) and FieldPoint Petroleum Corp (up 148.6%). While the portfolio is well diversified across sectors and industries, its largest sector is currently consumer non-cyclical and the largest industry is banks. Clayton Williams Energy Inc is our single largest holding. The fund is composed of approximately 300 equally weighted stocks with initial purchases of less than 0.5% of holdings. The porfolio's largest detractor, Sonus Pharaceuticals, Inc. (down 89.4%), is a developmental pharmaceutical company, whose drug therapy failed to outperform a widely used breast-cancer treatment in a clinical trial.

A discussion with T. Rowe Price Associates, Inc. -- regarding their portion of the Fund (the "portfolio")

The healthcare and materials sectors were the greatest detractors, followed by consumer staples. Positive contributors included consumer discretionary, energy, and information technology.

Stock selection in the healthcare sector produced the biggest drag on performance, though a beneficial overweight partly mitigated the effects. Detrimental stocks were spread across several industries. Unproductive stocks included Sunrise Senior Living, Nighthawk Radiology, TomoTherapy and InterMune.

The portfolio's underweight position and negative stock selection in materials also proved detrimental. This sector was one of only two within the benchmark to enjoy a positive return over this period, the other sector being energy. Within the sector, stock selection in containers and packaging was the largest detractor, particularly non-benchmark holding Smurfit-Stone Container.

Stock selection was also detrimental in the consumer staples sector. The portfolio suffered a considerably larger loss here than did the benchmark, but in absolute terms it has very little exposure to the sector. The food and staples retailing industry produced the greatest drag, led by Pantry.

The consumer discretionary sector was the greatest positive contributor, due to stock selection and a beneficial underweight.

Stock selection in energy also helped returns. This sector was by far the best-performing sector in the benchmark, and the portfolio significantly outpaced the benchmark's already considerable absolute returns.

The information technology sector provided an additional boost, due to stock selection.

A discussion with American Century Investment Management, Inc. -- regarding their portion of the Fund (the "portfolio")

The portfolio fell sharply during the reporting period, reflecting a challenging environment for the overall stock market.

The portfolio lagged its benchmark, the Russell 2000(R) Index, during the period. Stock selection was the main factor behind the Fund's underperformance.

A discussion with Franklin Portfolio Associates, LLC. -- regarding their portion of the Fund (the "portfolio")

Stock selection was the primary driver of underperformance over the period, but a positive tilt toward Earnings Yield and several other residual risk factor exposures also detracted.

AIG Retirement Company I Small Cap Fund
COMPARISON: FUND VS. INDEX (Unaudited) -- (continued)
--------------------------------------------------------------------------------


                                  [CHART]
                         Growth of $10,000 Investment

                   Small Cap Fund         Russell 2000/(R)/ Index*
                   --------------         ------------------------
    12/00           $10,000                     $10,000
     5/01             9,090                      10,438
     5/02             8,750                      10,386
     5/03             7,670                       9,536
     5/04             9,750                      12,425
     5/05            11,010                      13,645
     5/06            12,640                      16,133
     5/07            14,319                      19,186
     5/08            12,130                      17,165


For the year ended May 31, 2008, the Small Cap Fund returned -15.29% compared to -10.53% for the Russell 2000(R) Index.

*The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 8% of the total market capitalization of the Russell 3000(R) Index.

Average Annual Total Returns as of May 31, 2008
--------------------------------------------------
1 Year        5 Years       Since Inception*
--------------------------------------------------
-15.29%       9.60%              2.62%
--------------------------------------------------

*Inception date of Fund: December 11, 2000

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund's returns.

AIG Retirement Company I Small Cap Index Fund
COMPARISON: FUND VS. INDEX (Unaudited)
--------------------------------------------------------------------------------

MANAGEMENT OVERVIEW

A discussion with AIG Global Investment Corp.

The Small Cap Index Fund posted a return of -10.71% for the twelve-month period ending May 31, 2008, compared to a return of -10.53% for the Russell 2000(R) Index.

The Fund is passively managed to match the Russell 2000(R) Index. As with all index funds, there will be performance discrepancies due to trading, cash, and pricing effects.

The three top absolute performing sectors in the Russell 2000(R) Index during the twelve-month period were energy, materials, and industrials. On a relative basis, the three top contributors were telecommunication services, materials, and financials.

The three bottom absolute performing sectors in the Russell 2000(R) Index during the twelve-month period were consumer discretionary, financials and telecommunication services. On a relative basis, the bottom three contributors were healthcare, information technology, and industrials.

The three best absolute performing stocks in the index were Alpha Natural, Bpz Energy, and Clayton Williams Energy. On a relative basis, the three top contributors were CF Industrial Holdings, Walter Industrials, and Illumina Inc.

The three bottom absolute performing stocks in the index were Fremont General Corp., Delta Financial, and Inphonic, Inc. On a relative basis, the three bottom contributors were Fremont General Corp., Security Capital, and PFF Bancorp.
                               [CHART]

                      Growth of $10,000 Investment

           Small Cap Index Fund       Russell 2000/(R)/ Index*
           --------------------       ------------------------
5/98           $10,000                      $10,000
5/99             9,754                        9,731
5/00            10,752                       10,696
5/01            11,314                       11,305
5/02            11,192                       11,248
5/03            10,236                       10,327
5/04            13,267                       13,456
5/05            14,523                       14,777
5/06            17,113                       17,471
5/07            20,307                       20,778
5/08            18,133                       18,589


For the year ended May 31, 2008, the Small Cap Index Fund returned -10.71% compared to -10.53% for the Russell 2000(R) Index.

*The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 8% of the total market capitalization of the Russell 3000(R) Index.

 The Russell 2000(R) Index is a trademark/service mark of the Frank Russell Trust Company. The Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Fund or any associated literature or publications and makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.


Average Annual Total Returns as of May 31, 2008
--------------------------------------------------
1 Year           5 Years          10 Years
--------------------------------------------------
-10.71%          12.12%            6.13%
--------------------------------------------------

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund's returns.

AIG Retirement Company I Small Cap Special Values Fund
COMPARISON: FUND VS. INDEX (Unaudited)
--------------------------------------------------------------------------------

MANAGEMENT OVERVIEW

The Small Cap Special Values Fund posted a return of -17.39% for the twelve-month period ending May 31, 2008, compared to a return of -15.33% for the Russell 2000(R) Value Index.

A discussion with Evergreen Investment Management Company, LLC -- regarding their portion of the Fund (the "portfolio")

In financials, the relative underweight held in the strategy compared to the benchmark proved beneficial to the portfolio. The relative overweight positions in energy and industrials also added value as these provided the highest positive attribution among sectors in the portfolio. The portfolio's relative overweight in consumer discretionary was a large detractor to performance and was the worst performing sector for both the strategy and the benchmark. The portfolio's relative underweights in utilities and healthcare also negatively impacted returns.

Stock selection in the energy sector provided significant added value in the portfolio. Despite the poor overall performance in the consumer discretionary sector, stock selection did offset the negative effect of its relative overweight. Detracting from overall performance was stock selection in financials, materials and technology.

A discussion with Putnam Investment Management, LLC -- regarding their portion of the Fund (the "portfolio")

Favorable stock selection in the consumer cyclicals sector aided results. However this positive was more than offset by weakness in the portfolio's financials, technology and capital goods holdings.

For the period, the portfolio was aided by a favorable underweight to financials and overweights to energy and healthcare. Detracting from relative performance was an overweight to consumer cyclicals and an underweight to basic materials.

Strong stock selection in the consumer cyclicals sector had the largest positive impact on relative performance. Select positions in Snap-On Inc., Quanex and Goodman Global drove relative positive performance. Unfavorable stock selection made financials the portfolio's largest relative detractor among sectors. In particular, the portfolio's overweights to PFF Bancorp, Advanta and Deerfield Triac Capital weighed on results. The technology sector also detracted from the portfolio's relative results. Within technology, our holdings in Smart Modular Technologies and Directed Electronics were the leading detractors from performance. Additionally, selection in the capital good sector proved unfavorable due largely to overweights in Innovative Solutions & Support and USEC.

                               [CHART]

                      Growth of $10,000 Investment

           Small Cap Special Values Fund       Russell 2000/(R)/ Value Index*
           -----------------------------       ------------------------------
12/05          $10,000                                   $10,000
 2/06           10,562                                    10,558
 5/06           10,612                                    10,640
 8/06           10,582                                    10,939
11/06           11,624                                    11,939
 2/07           11,845                                    12,073
 5/07           12,755                                    12,798
 8/07           11,602                                    11,665
11/07           10,602                                    10,958
 2/08            9,833                                    10,005
 5/08           10,537                                    10,835


For the year ended May 31, 2008, the Small Cap Special Values Fund returned -17.39% compared to -15.33% for the Russell 2000(R) Value Index.

*The Russell 2000(R) Value Index measures the performance of those Russell
 2000(R) companies with lower price-to-book ratios and lower forecasted growth values.


Average Annual Total Returns as of May 31, 2008
-------------------------------------------------
1 Year               Since Inception*
-------------------------------------------------
-17.39%                   2.12%
-------------------------------------------------

*Inception date of Fund: December 5, 2005

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund's returns.

AIG Retirement Company I Small-Mid Growth Fund
COMPARISON: FUND VS. INDEX (Unaudited)
--------------------------------------------------------------------------------

MANAGEMENT OVERVIEW

A discussion with Evergreen Investment Management Company, LLC

The Small-Mid Growth Fund posted a return of -13.73% for the twelve-month period ending May 31, 2008, compared to a return of -5.72% for the Russell 2000(R) Growth Index.

In March 2008, the Fund changed its name from Small Cap Strategic Growth Fund to Small-Mid Growth Fund and changed the investment strategy from requiring investing at least 80% of its assets in common stocks of "small" U.S. companies to that of "small and medium-sized" U.S. companies. This commentary covers both strategies versus the Russell 2000 Growth Index for the fiscal year ended May 31, 2008.

Contributors to performance on a sector basis included relative underweight positions in consumer discretionary, financials and materials and well as relative over weight positions in telecommunications, technology and energy. In financials, a lower allocation to this under performing sector helped, but was more than offset by poor stock selection and detracted from overall performance. The consumer discretionary sector was the worst performer in the benchmark over the year and the lower exposure in the portfolio helped performance. Overall underperformance on a relative basis was mainly due to stock selection, particularly in healthcare, industrials and energy.

The largest detractor from a sector allocation standpoint was a lack of exposure to the utilities sector. In addition, the relative overweight positions in consumer staples and industrials hurt performance.

Although the strategy materially underperformed the benchmark during the period, stock selection did add value in the materials and telecommunications services sectors. Selection was successful across the telecommunications services sector, with no individual name contributing disproportionately to performance.
                               [CHART]

                      Growth of $10,000 Investment

          Small-Mid Growth Fund       Russell 2000/(R)/ Growth Index*
          ---------------------       -------------------------------
 12/05           $10,000                          $10,000
  2/06            10,690                           10,658
  5/06            10,340                           10,359
  8/06             9,780                           10,115
 11/06            10,590                           11,103
  2/07            10,750                           11,247
  5/07            11,650                           12,178
  8/07            10,670                           11,770
 11/07            10,490                           11,783
  2/08             9,180                           10,396
  5/08            10,050                           11,482


For the year ended May 31, 2008, the Small-Mid Growth Fund returned -13.73% compared to -5.72% for the Russell 2000(R) Growth Index.

*The Russell 2000(R) Growth Index measures the performance of those 2000(R) companies with higher price-to-book ratios and higher forecasted growth values.


Average Annual Total Returns as of May 31, 2008
-------------------------------------------------
1 Year               Since Inception*
-------------------------------------------------
-13.73%                   0.20%
-------------------------------------------------

*Inception date of Fund: December 5, 2005

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund's returns.

AIG Retirement Company I Stock Index Fund
COMPARISON: FUND VS. INDEX (Unaudited)
--------------------------------------------------------------------------------

MANAGEMENT OVERVIEW

A discussion with AIG Global Investment Corp.

The Stock Index Fund posted a return of -6.98% for the twelve-month period ending May 31, 2008, compared to a return of -6.70% for the S&P 500(R) Index.

The Fund is passively managed to match the S&P 500(R) Index. As with all index funds, there will be performance discrepancies due to trading, cash, and pricing effects.

The three top absolute performing sectors in the S&P 500(R) Index during the twelve-month period were energy, materials, and consumer staples. On a relative basis, the three top contributors were consumer staples, telecommunication services, and materials.

The three bottom absolute performing sectors in the S&P 500(R) Index during the twelve-month period were financials, consumer discretionary, and telecommunication services. On a relative basis, the bottom three contributors were energy, financials, and information technology.

The three best absolute performing stocks in the index were Hess Corp., Monsanto, and Consol Energy. On a relative basis, the three top contributors were Monsanto, Occidental Pete Corp., and Apache Corp.

The three bottom absolute performing stocks in the index were MBIA, Bear Stearns, and Ambac Financial Group. On a relative basis, the three bottom contributors were Washington Mutual, Countrywide, and National City.
                               [CHART]

                      Growth of $10,000 Investment

               Stock Index Fund        S&P 500/(R)/ Index*
               ----------------        -------------------
5/98            $10,000                   $10,000
5/99             12,085                    12,104
5/00             13,306                    13,372
5/01             11,860                    11,961
5/02             10,181                    10,305
5/03              9,322                     9,473
5/04             10,990                    11,209
5/05             11,857                    12,132
5/06             12,838                    13,180
5/07             15,709                    16,183
5/08             14,612                    15,099



For the year ended May 31, 2008, the Stock Index Fund returned -6.98% compared to -6.70% for the S&P 500(R) Index.

*The S&P 500(R) Index is an index of the stocks of 500 major large-cap U.S.
 corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock's percentage in the Index in proportion to its market value.

 "Standard & Poor's(R)," "S&P(R)," and "S&P 500(R)," are trademarks of S&P. The Stock Index Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investment in the Fund.


Average Annual Total Returns as of May 31, 2008
--------------------------------------------------
1 Year          5 Years          10 Years
--------------------------------------------------
-6.98%          9.41%             3.87%
--------------------------------------------------

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund's returns.

AIG Retirement Company I Value Fund
COMPARISON: FUND VS. INDEX (Unaudited)
--------------------------------------------------------------------------------

MANAGEMENT OVERVIEW

A discussion with OppenheimerFunds, Inc.

The Value Fund posted a return of -11.44% for the twelve-month period ending May 31, 2008, compared to a return of -12.28% for the Russell 1000(R) Value Index.

Relative to the Russell 1000(R) Value Index, the Fund's best performance was achieved in the industrials and utilities sectors. In each of these sectors, the Fund's individual stock selection strategy was the primary driver of performance. Industrial stock performance benefited from positive results from our holding in Navistar International Corp. Among the Fund's utility stocks, gains primarily stemmed from its holdings in Exelon Corp. and FirstEnergy Corp. The Fund also benefited from its holdings in Petroleo Brasileiro SA (Petrobras), Murphy Oil Corp and Devon Energy Corp. All three securities fall within the energy sector, and the entire sector did quite well on an absolute return basis due to continuing higher commodity prices. On a relative basis, however, the Funds underweight in energy more than offset the positive stock selection in energy.

In this extremely difficult market environment, the sector that most hindered the Fund's performance relative to the Russell 1000(R) Value Index was the financials sector. Financial stocks were the hardest hit, both for the market, and on an absolute basis, for the Fund. E*TRADE Financial Corp., UBS AG, Wachovia Corp. and Freddie Mac all fell during the reporting period. The Fund exited positions in E*TRADE, Wachovia and Freddie Mac by the end of the fiscal year.
                                    [CHART]

                Growth of $10,000 Investment

            Value Fund       Russell 1000/(R)/ Value Index*
            ----------       ------------------------------
12/01        $10,000                   $10,000
 5/02          9,711                    10,103
 5/03          8,739                     9,309
 5/04         10,225                    11,153
 5/05         11,741                    12,881
 5/06         13,023                    14,505
 5/07         16,724                    18,215
 5/08         14,811                    15,978


For the year ended May 31, 2008, the Value Fund returned -11.44% compared to -12.28% for the Russell 1000(R) Value Index and -6.70% for the S&P 500(R) Index.

*The Russell 1000(R) Value Index measures the performance of those Russell
 1000(R) companies with lower price-to-book ratios and lower forecasted growth values.


Average Annual Total Returns as of May 31, 2008
--------------------------------------------------
1 Year        5 Years       Since Inception*
--------------------------------------------------
-11.44%       11.13%             6.32%
--------------------------------------------------

*Inception date of Fund: December 31, 2001

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund's returns.

AIG Retirement Company I
SUPPLEMENT TO PROSPECTUS (Unaudited)
--------------------------------------------------------------------------------

                Supplement to Prospectus dated October 1, 2007

International Government Bond Fund. On the Fund's "Fact Sheet" under the "Performance Information" section, the table reflecting the performance of the Fund, various indices and a blended index and the descriptions of the indices preceding and following the table are replaced in their entirety with the following:

   This following table compares the Fund's average annual returns to the returns of the Citigroup World Government Bond Index (WGBI) (unhedged), the JPMorgan Emerging Markets Bond Index Plus (EMBI+) and a New Blended Index. Effective June 1, 2008, the Fund changed is broad-based index from the JPMorgan Government Bond Index Plus (GBI+ unhedged) to the Citigroup WGBI (unhedged) because the JPMorgan GBI+ (unhedged) will no longer be reported in the future. As a result, the composition of the blended index has also changed. The New Blended Index is comprised of the Citigroup WGBI (unhedged) (70%) and the JPMorgan EMBI+ (30%) whereas the Prior Blended Index is comprised of the JPMorgan GBI+ (unhedged) (70%) and the JPMorgan EMBI+ (30%).

               As of December 31, 2006    1 Year 5 Years 10 Years
               -------------------------- ------ ------- --------
               The Fund..................  7.96% 10.72%    5.10%
               Citigroup WGBI (unhedged).  6.07%  8.37%    5.18%
               JPMorgan EMBI+............ 10.49% 15.25%   11.02%
               JP Morgan GBI+ (unhedged).  6.57%  8.94%    5.65%
               New Blended Index.........  7.44% 10.52%    7.22%
               Prior Blended Index.......  7.79% 10.91%    7.54%

   The Citigroup WGBI (unhedged) is an unmanaged index of debt securities of major foreign government bond markets. The JPMorgan EMBI+ tracks total returns for traded external debt instruments in the emerging markets. The instruments include external-currency-denominated Brady bonds, loans and Eurobonds, as well as U.S. dollar local markets instruments. The JPMorgan GBI+ (unhedged) measures the performance of leading government bond markets based on total return in U.S. currency. It includes only traded issues.

Date: June 30, 2008

Science & Technology Fund. Effective October 1, 2008, the Fund's ability to invest in foreign securities will increase from 30% of net assets to 50% of net assets.

Real Estate Fund. Effective October 1, 2008, the Fund's name will change to Global Real Estate Fund. There have been no changes to the Fund's principle investment objective or strategies.

Date: July 18, 2008

AIG Retirement Company I
--------------------------------------------------------------------------------

BOARD OF DIRECTORS
Thomas J. Brown
Judith L. Craven
William F. Devin
Timothy J. Ebner
Gustavo E. Gonzales, Jr.
Peter A. Harbeck
John W. Lancaster
Kenneth J. Lavery
Ben H. Love
John E. Maupin, Jr.

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INVESTMENT ADVISER
The Variable Annuity
Life Insurance Company (VALIC)
2929 Allen Parkway
Houston, Texas 77019

INVESTMENT SUB-ADVISERS
AIG Global Investment Corp.
70 Pine Street
New York, NY 10270

AIG SunAmerica Asset Management Corp.
Harborside Financial Center
3200 Plaza 5
Jersey City, New Jersey 07311

American Century Investment Management, Inc./
American Century Global Investment
Management, Inc.
4500 Main Street
Kansas City, Missouri 64111

Barrow, Hanley, Mewhinney & Strauss, Inc.
2200 Ross Avenue, 31st Floor
Dallas, Texas 75201-2761

BlackRock Investment Management, LLC
800 Scudders Mill Rd.
Plainsboro, NJ 08536

Brazos Capital Management, LP
5949 Sherry Lane, Suite 1600
Dallas, Texas 75225

Bridgeway Capital Management, Inc.
5615 Kirby Drive
Suite 518
Houston, TX 77005-2448

Evergreen Investment Management Company, LLC
200 Berkeley Street
Boston, MA 02116-5034

Franklin Advisers, Inc.
One Franklin Parkway
San Mateo, CA 94403-1906

Goldman Sachs
Asset Management, LP
32 Old Ship
New York, NY 10005

Invesco Aim Capital Management, Inc.
11 Greenway Plaza
Houston, TX 77046

Massachusetts Financial Services Company
500 Boylston Street
Boston, MA 02116

OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

RCM Capital Management, LLC
4 Embarcadero Center
San Francisco, California 94111

Templeton Global Advisors Ltd.,
Lyford Cay
Nassau, Bahamas

Templeton Investment Counsel, LLC
Broward Financial Centre, Suite 2100
Ft. Lauderdale, Florida 33394

T. Rowe Price Associates, Inc.
100 East Pratt Street
Baltimore, Maryland 21202

Morgan Stanley Investment Management, Inc.
d/b/a
Van Kampen
1221 Avenue of the Americas
New York, New York 10020

Wellington Management Company, LLP
75 State Street
Boston, Massachusetts 02109

Wells Capital Management, Inc.
525 Market St.
10th Floor
San Francisco, California 94105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
1201 Louisiana Street, Suite 2900
Houston, TX 77002

TRANSFER AND SHAREHOLDER SERVICE AGENT
The Variable Annuity
Life Insurance Company (VALIC)
2929 Allen Parkway
Houston, Texas 77019

OFFICERS
Evelyn M. Curran,
President and Principal Executive Officer
John Packs,
Vice President and Senior Investment Officer
Gregory R. Kingston,
Treasurer and Principal Financial Officer
Nori L. Gabert,
Vice President, Chief Legal Officer and Secretary
Gregory N. Bressler,
Vice President
Cynthia A. Skrehot,
Vice President and Chief Compliance Officer
Donna Handel,
Vice President and Assistant Treasurer
Diedre L. Shepherd,
Assistant Treasurer
Mark Matthes,
Assistant Secretary
Matthew J. Hackethal,
Anti-Money Laundering
Compliance Officer

AIG Retirement Company I
--------------------------------------------------------------------------------


DISCLOSURE OF QUARTERLY FUND HOLDINGS

 ARC I is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. ARC I's Forms N-Q are available on the U.S. Securities and Exchange Commission's website at www.sec.gov. You can also review and obtain copies of Forms N-Q at the U.S. Securities and Exchange Commission's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

VOTING PROXIES ON AIG RETIREMENT COMPANY I PORTFOLIO SECURITIES

 A description of the policies and procedures that ARC I uses to determine how to vote proxies related to securities held in the Fund's portfolios which is available in ARC I's Statement of Additional Information, may be obtained without charge upon request, by calling 1-800-448-2542. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD ON AIG RETIREMENT COMPANY I PORTFOLIO SECURITIES

 Information regarding how ARC I voted proxies relating to securities held in the ARC I Funds during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling 1-800-448-2542 or on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

 This report is for the information of the shareholders and variable contract owners participating in ARC I. It is authorized for distribution to other persons only when preceded or accompanied by an effective prospectus which contains information on how to purchase shares and other pertinent information.

 If you would like further information about this material or products issued by VALIC or American General Life Insurance Company, please contact your financial professional.

                                                          AIG RETIREMENT ONLINE
                                                                 Account Access

        You must establish a  Manage your account on the Web through AIG Retirement
     Personal Identification  Online!
         Number (PIN) before
         using the automated  Enjoy quick, easy and secure access -- now or anytime.
           account services.  Go to www.aigretirement.com and click on Access Your
                              Account in the "Links to Login" section.
       Your PIN is valid for  You'll find these exciting features:
both AIG Retirement by Phone
           at 1.800.448.2542  .  View your account portfolio including values and AIG Retirement Online.  .  View, download or print account and transaction confirmation statements
                              .  View current and historical fund performance and
                                 unit values
                              .  View or download transaction history
                              .  View your financial advisor's contact information
                              .  Update or reset your Personal Identification Number
                                 (PIN)
                              .  Change your contact information such as telephone,
                                 address or e-mail
                              .  Initiate account transactions including:
                              (greater than)Allocation changes
                              (greater than)Transfer money among investment options
                              (greater than)
                                            Rebalance account to your desired allocation mix
                              .  Model loans
                              .  Request forms for a variety of services
                              .  Display information from other accounts
                              .  Enroll in the electronic document delivery service

                              Start exploring AIG Retirement Online today by establishing a Personal Identification Number (PIN)!

                              To set up a PIN through AIG Retirement Online:

                              .  Go to www.aigretirement.com
                              .  Click on Access Your Account in the "Links to
                                 Login" section
                              .  Click "I am a new user"
                              .  Enter the information required to establish a new
                                 PIN
                              .  Click "I Agree" to accept AIG Retirement's access
                                 agreement (required)
                              .  Verify and/or update your address, e-mail and
                                 telephone number
                              .  Click "Continue" to update your record and proceed
                                 to the Client Summary screen

                              Your PIN setup is complete when the Client Summary screen appears.

                              This PIN is valid for both AIG Retirement by Phone at
                              1-800-448-2542 and AIG Retirement Online.

                              AIG Retirement by Phone is AIG Retirement's toll-free
                              automated phone line providing 24-hour access to your
                              account.


                                                        --------------
AIG Retirement Company I                                  PRSRT STD
P.O. Box 3206                                           U.S. POSTAGE
Houston, TX 77253-3206                                      PAID
                                                         WILLARD, OH
                                                        PERMIT NO. 12
                                                        --------------

AR 9530 (05/2008) J59118

Item 2. Code of Ethics.

AIG Retirement Company I ("the registrant") has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.

Item 3. Audit Committee Financial Expert.

The registrant's Board of Director's has determined that Thomas J. Brown qualifies as an audit committee financial expert, as defined in instructions to
Item 3(b) of Form N-CSR. Mr. Brown is considered to be "independent" for purposes of item 3(a)(2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

        (a)-(d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:

                                               2008        2007
                (a)Audit Fees               $ 631,550   $ 620,800
                (b)Audit-Related Fees       $       0   $       0
                (c)Tax Fees                 $       0   $ 189,598
                (d)All Other Fees           $       0   $       0

                Audit Fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

                Aggregate fees billed to the investment adviser and Adviser Affiliates(as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant's principal accountant were as follows:

                                               2008        2007
                (b)Audit-Related Fees       $    0      $       0
                (c)Tax Fees                 $    0      $       0
                (d)All Other Fees           $    0      $2,332,788

                On December 31, 2007, Ernst & Young, LLP ("E&Y") resigned as principal accountant for ARCI. On February 28, 2008, the Board of Directors of ARCI selected PricewaterhouseCoopers, LLP as principal accountant.

                In addition, E&Y is performing tax services for the Trust. For the fiscal year ended 2008, the fees for these tax services were $308,250.

        (e)     (1)     The registrant's audit committee pre-approves
                        all audit services provided by the registrant's principal accountant for the registrant and all non-audit services provided by the registrant's principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser ("Adviser Affiliate") that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant.

                (2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliate were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

        (f)     Not Applicable.

        (g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliate that provides ongoing services to the registrant for 2008 and 2007 were $430,054 and $2,564,593, respectively.

        (h) Non-audit services rendered to the registrant's investment adviser and any Adviser Affiliate that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant's audit committee as to whether they were compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants.
        Not applicable.

Item 6. Schedule of Investments.
        Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
        Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
        Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

         There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407)(as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-
         101), or this Item 10.

Item 11. Controls and Procedures.

        (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as defined under Rule 30a-3(c) under the Investment Company Act of 1940
                (17 CFR 270.30a-3(c)). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

        (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.3a-3(d))) that occurred during the registrant's the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

        (a) (1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406.Code of Ethics.

                (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

                (3) Not applicable.

        (b) Certification pursuant to Rule 30a-2 (b) under the Investment Company Act of 1940 (17 CFR 270.30a-2 (a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AIG Retirement Company I

By:   /s/ Evelyn M. Curran
      ----------------------------
      Evelyn M. Curran
      President

Date: August 8, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Evelyn M. Curran
      ----------------------------
      Evelyn M. Curran
      President

Date: August 8, 2008

By:   /s/ Gregory R. Kingston
      ----------------------------
      Gregory R. Kingston
      Treasurer

Date: August 8, 2008